SEMI-ANNUAL REPORT

NOVEMBER 30, 1998

---------------------

INSTITUTIONAL FUNDS


[LOGO] NORWEST
       ADVANTAGE FUNDS-Registered Trademark-

FIXED INCOME FUNDS
---------------------------------------
Stable Income Fund
Limited Term Government Income Fund
Intermediate Government Income Fund
Diversified Bond Fund
Income Fund
Total Return Bond Fund
Strategic Income Fund


TAX-FREE FIXED INCOME FUNDS
---------------------------------------
Limited Term Tax-Free Fund
Tax-Free Income Fund
Colorado Tax-Free Fund
Minnesota Intermediate Tax-Free Fund
Minnesota Tax-Free Fund


BALANCED FUNDS
---------------------------------------
Moderate Balanced Fund
Growth Balanced Fund
Aggressive Balanced-Equity Fund


EQUITY FUNDS
---------------------------------------
Index Fund
Income Equity Fund
ValuGrowth-SM- Stock Fund
Diversified Equity Fund
Growth Equity Fund
Large Company Growth Fund
Diversified Small Cap Fund
Small Company Stock Fund
Small Cap Opportunities Fund
Small Company Growth Fund
International Fund


PERFORMA FUNDS
---------------------------------------
Performa Strategic Value Bond Fund
Performa Disciplined Growth Fund
Performa Small Cap Value Fund
Performa Global Growth Fund


Not FDIC Insured.  -  No bank guarantee.  -  May lose value.

 TABLE OF CONTENTS                                             NOVEMBER 30, 1998

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                                                                            PAGE
                                                                            ----
MESSAGE TO OUR SHAREHOLDERS...............................................    1
INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA..........................    2
         Stable Income Fund...............................................    2
         Limited Term Government Income Fund..............................    3
         Intermediate Government Income Fund..............................    4
         Diversified Bond Fund............................................    5
         Income Fund......................................................    6
         Total Return Bond Fund...........................................    7
         Strategic Income Fund............................................    8
         Limited Term Tax-Free Fund.......................................    9
         Tax-Free Income Fund.............................................   10
         Colorado Tax-Free Fund...........................................   11
         Minnesota Intermediate Tax-Free Fund.............................   12
         Minnesota Tax-Free Fund..........................................   13
         Moderate Balanced Fund...........................................   14
         Growth Balanced Fund.............................................   15
         Aggressive Balanced-Equity Fund..................................   16
         Index Fund.......................................................   17
         Income Equity Fund...............................................   18
         ValuGrowth Stock Fund............................................   19
         Diversified Equity Fund..........................................   20
         Growth Equity Fund...............................................   21
         Large Company Growth Fund........................................   22
         Diversified Small Cap Fund.......................................   23
         Small Company Stock Fund.........................................   24
         Small Cap Opportunities Fund.....................................   25
         Small Company Growth Fund........................................   26
         International Fund...............................................   27
         Performa Strategic Value Bond Fund...............................   28
         Performa Disciplined Growth Fund.................................   29
         Performa Small Cap Value Fund....................................   30
         Performa Global Growth Fund......................................   31

                            NORWEST ADVANTAGE FUNDS
Statements of Assets and Liabilities......................................   32
Statements of Operations..................................................   36
Statements of Changes in Net Assets.......................................   40
Statements of Changes in Net Assets--Capital Stock Activity...............   44
Financial Highlights......................................................   48
Notes to Financial Highlights.............................................   60
Notes to Financial Statements.............................................   61
Schedules of Investments..................................................   66
         Stable Income Fund...............................................   66
         Limited Term Government Income Fund..............................   66
         Intermediate Government Income Fund..............................   66
         Diversified Bond Fund............................................   67
         Income Fund......................................................   67
         Total Return Bond Fund...........................................   69
         Strategic Income Fund............................................   69
         Limited Term Tax-Free Fund.......................................   69
         Tax-Free Income Fund.............................................   72
         Colorado Tax-Free Fund...........................................   75
         Minnesota Intermediate Tax-Free Fund.............................   77
         Minnesota Tax-Free Fund..........................................   85
         Moderate Balanced Fund...........................................   87
         Growth Balanced Fund.............................................   87
         Aggressive Balanced-Equity Fund..................................   88
         Index Fund.......................................................   88
         Income Equity Fund...............................................   88
         ValuGrowth Stock Fund............................................   88
         Diversified Equity Fund..........................................   90
         Growth Equity Fund...............................................   90
         Large Company Growth Fund........................................   90

                                                                 [LOGO]

 TABLE OF CONTENTS (CONCLUDED)                                 NOVEMBER 30, 1998

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                                                                            PAGE
                                                                            ----

                      NORWEST ADVANTAGE FUNDS (CONTINUED)
         Diversified Small Cap Fund.......................................   90
         Small Company Stock Fund.........................................   90
         Small Cap Opportunities Fund.....................................   90
         Small Company Growth Fund........................................   91
         International Fund...............................................   91
         Notes to Schedules of Investments................................   92
                        NORWEST ADVANTAGE PERFORMA FUNDS
Statements of Assets and Liabilities......................................   95
Statements of Operations..................................................   96
Statements of Changes in Net Assets.......................................   97
Financial Highlights......................................................   98
Notes to Financial Statements.............................................   99
Schedules of Investments..................................................  101
         Performa Strategic Value Bond Fund...............................  101
         Performa Disciplined Growth Fund.................................  101
         Performa Small Cap Value Fund....................................  101
         Performa Global Growth Fund......................................  101
                             CORE TRUST (DELAWARE)
Statements of Assets and Liabilities......................................  104
Statements of Operations..................................................  106
Statements of Changes in Net Assets.......................................  108
Financial Highlights......................................................  110
Notes to Financial Statements.............................................  111
Schedules of Investments..................................................  116
         Stable Income Portfolio..........................................  116
         Managed Fixed Income Portfolio...................................  117
         Positive Return Bond Portfolio...................................  119
         Strategic Value Bond Portfolio...................................  119
         Index Portfolio..................................................  121
         Income Equity Portfolio..........................................  127
         Disciplined Growth Portfolio.....................................  128
         Large Company Growth Portfolio...................................  129
         Small Cap Index Portfolio........................................  130
         Small Company Stock Portfolio....................................  137
         Small Cap Value Portfolio........................................  139
         Small Company Value Portfolio....................................  140
         Small Company Growth Portfolio...................................  142
         International Portfolio..........................................  144
         Notes to Schedules of Investments................................  146
                             SCHRODER CAPITAL FUNDS
Statements of Assets and Liabilities......................................  148
Statements of Operations..................................................  149
Statements of Changes in Net Assets.......................................  150
Financial Highlights......................................................  151
Notes to Financial Statements.............................................  152
Schedules of Investments..................................................  154
         Schroder U.S. Smaller Companies Portfolio........................  154
         Schroder Global Growth Portfolio.................................  155
         Schroder EM Core Portfolio.......................................  157

                                                                 [LOGO]

 A MESSAGE TO OUR SHAREHOLDERS

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                                                     January 15, 1999
           Dear Valued Shareholder,
               We are pleased to present the Semi-Annual Report for Norwest Advantage Funds for the period June 1 through November 30, 1998. This report includes thirty of our thirty-nine Funds. Our six money market funds and three Norwest WealthBuilder II Portfolios are reported separately.
               Investors experienced unprecedented market volatility from June through November. After climbing 20% during the first half of the year, the stock market dropped nearly 20% between mid July and September, only to reach record highs by late November. At the same time, government bonds, especially the 30-year Treasury bond, rallied due to an influx of cash from investors seeking shelter from volatility.
               While Asia's economic problems continued to shake the world's financial markets, the U.S. economy withstood the storm for three reasons. First, the fundamentals underlying our economy remain solid: low unemployment, low inflation and sustained growth. Second, both consumers and businesses benefited from falling commodity prices. Third, the Federal Reserve cut interest rates three times over a two-month period, which restored confidence in financial markets. Consumers capitalized on their good fortune with a spending spree that has kept corporate profits healthy.
               Not all economic sectors fared well in this
           environment. Domestic large cap stocks and U.S. Treasuries led the market, with many small cap stocks posting negative returns. The performance gap was partly attributed to worsening conditions overseas. Whenever there's trouble in world markets, foreign investors seek a haven for their money in quality investments, namely U.S. blue chip stocks and Treasuries. The inflow of funds helped trigger rallies in these investment categories.
               Looking forward, we urge investors to manage their performance expectations for 1999. Consumer spending will ultimately slow, as will economic growth. Indeed, we've already witnessed a slowdown in the manufacturing sector due to weakening foreign demand for U.S. goods. Plus, we may not have experienced the worst of Asia's problems.
               In short, it's not a time to swing for home runs. Rather, it's a time to be aware of risk and to diversify your portfolio to earn more balanced returns. The fact is, diversification is an investment concept that works in any environment. With this in mind, we offer a broad selection of mutual funds to meet any tolerance for risk and to help you achieve your long-term goals.
               In closing, you are undoubtedly aware that Norwest Corporation has merged with Wells Fargo & Company. We are confident that the new organization will continue to serve your investment needs; you can expect the same level of quality service you have to come to expect from Norwest, plus several new products and services designed to give you even more choices.
               Thank you for choosing Norwest Advantage Funds. We look forward to working with you in the future.
                                       Sincerely,
                                       /s/ John Y. Keffer
                                       John Y. Keffer,
                                         CHAIRMAN, NORWEST ADVANTAGE
                                         FUNDS

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (UNAUDITED)       NOVEMBER 30,
1998

--------------------------------------------------------------------------------
 STABLE INCOME FUND

The Stable Income Fund outperformed its benchmark, the Merrill One Year T-Bill Index, for the six month period ending November 30, 1998 with a return of 3.19% versus 3.13% for the Index. In addition, the Fund performed favorably versus its Lipper peer groups, beating the Lipper Ultra Short category, which gained 2.56%, and the Lipper Short Investment Grade Category, which rose 2.94%.

The domestic bond market performed well during the period, although with increased volatility, as interest rates continued to decline across the entire yield curve. Even with world uncertainty looming, the domestic economy continues to show signs of steady, non-inflationary growth. U.S. Treasuries were still the "safe haven" as investors surveyed the damage to the markets of Russia and Japan in the first three months of the period. The Lehman Brothers Aggregate Bond Index, a broad measure of bond returns in the U.S., returned 5.2% during the past six months, well above historic levels.

The Fund's performance can be attributed to a significant yield advantage versus the benchmark and the diversified nature of its asset allocation. Over the period, the fund increased its positions in corporate and mortgage-backed securities as credit spreads widened in response to the global recessionary fears. The volatility evidenced in the bond market over the past six months could continue until a clearer direction of the economy is apparent. The wider risk premium environment makes several sectors appear more attractive. In this environment, the Fund will continue to emphasize securities with strong fundamentals and solid credit protection.

Fund strategy will continue to focus on selection of undervalued securities and sectors rather than interest rate forecasting. We essentially manage the Fund towards a targeted duration of one year. We attempt to outperform the benchmark by building in a yield advantage, relative to the benchmark, through an emphasis on corporate, mortgage-backed and asset-backed securities.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. THE PERFORMANCE FOR ALL OTHER CLASSES WOULD BE LOWER.

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              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
        STABLE INCOME FUND VS. ONE-YEAR U.S. TREASURY BILL ("INDEX") AND
                MERRILL LYNCH TREASURY BILL 1 YEAR ("ML INDEX")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with two broad-based security market indices. The Fund's total return includes operating expenses and sales charges (if applicable) that reduce returns, while the total return of the Indices do not. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                              AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 1998
                           ---------------------------------------------------------
                            A SHARES*   B SHARES**   I SHARES     INDEX    ML INDEX
                           -----------  -----------  ---------  ---------  ---------
ONE YEAR                         4.37%        4.42%       6.07%      6.02%      6.02%
SINCE INCEPTION                  5.99%        5.56%       6.39%      6.16%      5.97%
INCEPTION DATE               11/11/94     11/11/94    11/11/94   10/31/94   10/31/94
VALUE NOVEMBER 30, 1998       $12,667      $12,461     $12,860    $12,764    $12,673

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
            I SHARES       INDEX      ML INDEX
10/31/94    $10,000.00   $10,000.00   $10,000.00
11/30/94    $10,030.00    $9,995.20    $9,995.21
12/31/94    $10,070.00   $10,028.98   $10,028.95
01/31/95    $10,120.00   $10,128.97   $10,128.90
02/28/95    $10,200.00   $10,217.70   $10,217.68
03/31/95    $10,280.00   $10,276.97   $10,276.92
04/30/95    $10,340.00   $10,336.37   $10,336.34
05/31/95    $10,450.00   $10,428.46   $10,428.46
06/30/95    $10,510.00   $10,488.43   $10,488.40
07/31/95    $10,550.00   $10,540.24   $10,540.20
08/31/95    $10,610.00   $10,590.41   $10,590.39
09/30/95    $10,660.00   $10,634.36   $10,634.32
10/31/95    $10,720.00   $10,698.38   $10,698.37
11/30/95    $10,800.00   $10,761.82   $10,761.81
12/31/95    $10,868.70   $10,822.30   $10,822.29
01/31/96    $10,942.20   $10,890.92   $10,890.95
02/29/96    $10,942.20   $10,903.77   $10,903.81
03/31/96    $10,973.71   $10,933.53   $10,933.57
04/30/96    $11,001.46   $10,971.69   $10,971.70
05/31/96    $11,038.05   $11,011.63   $11,011.68
06/30/96    $11,100.90   $11,069.66   $11,069.75
07/31/96    $11,158.58   $11,112.06   $11,112.16
08/31/96    $11,197.79   $11,163.95   $11,164.10
09/30/96    $11,281.48   $11,240.20   $11,240.37
10/31/96    $11,366.44   $11,322.93   $11,323.05
11/30/96    $11,429.64   $11,378.64   $11,378.78
12/31/96    $11,462.44   $11,417.44   $11,417.54
01/31/97    $11,506.14   $11,473.61   $11,473.66
02/28/97    $11,546.86   $11,515.49   $11,515.49
03/31/97    $11,565.59   $11,544.17   $11,544.14
04/30/97    $11,665.67   $11,612.62   $11,612.62
05/31/97    $11,727.12   $11,684.85   $11,684.83
06/30/97    $11,790.93   $11,753.68   $11,753.63
07/31/97    $11,918.80   $11,838.19   $11,753.63
08/31/97    $11,926.80   $11,875.12   $11,790.35
09/30/97    $12,019.38   $11,938.18   $11,852.91
10/31/97    $12,106.45   $12,004.31   $11,918.62
11/30/97    $12,124.43   $12,039.49   $11,953.08
12/31/97    $12,203.20   $12,096.55   $12,010.07
01/31/98    $12,292.95   $12,175.18   $12,088.33
02/28/98    $12,334.98   $12,206.23   $12,119.12
03/31/98    $12,373.30   $12,268.72   $12,181.21
04/30/98    $12,431.06   $12,325.90   $12,238.04
05/31/98    $12,462.96   $12,375.82   $12,287.54
06/30/98    $12,532.79   $12,435.34   $12,346.57
07/31/98    $12,594.99   $12,493.92   $12,404.76
08/31/98    $12,699.22   $12,594.49   $12,504.62
09/30/98    $12,805.41   $12,697.26   $12,606.61
10/31/98    $12,838.24   $12,762.78   $12,671.68
11/30/98    $12,859.96   $12,763.80   $12,672.62

* 5/2/96 was the inception date of Class A shares of the Fund. Returns prior to that date are for Class I shares.

** 5/17/96 was the inception date of Class B shares of the Fund. Returns prior to that date are for Class I shares, adjusted for Class B share expenses.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF I SHARES (THE SOLE CLASS OF SHARES PRIOR TO THE INCEPTION OF THE OTHER CLASSES). PERFORMANCE OF THE OTHER CLASSES WILL BE LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES. THE RETURNS ABOVE ARE CALCULATED USING THE MAXIMUM 1.5% SALES CHARGE FOR CLASS A SHARES AND THE MAXIMUM 1.5% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER THE SECOND YEAR) FOR CLASS B SHARES.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

THE FUND IS PROFESSIONALLY MANAGED WHILE THE INDICES ARE UNMANAGED AND ARE NOT AVAILABLE FOR INVESTMENT.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (UNAUDITED)
(CONTINUED)  NOVEMBER 30, 1998

--------------------------------------------------------------------------------
 LIMITED TERM GOVERNMENT INCOME FUND

For the six months ending November 30, 1998, the Limited Term Government Income Fund provided its shareholders a total return that outpaced most of its competitors. The fund exceeded the benchmark, the Lipper Short Intermediate Government Average, by 105 basis points in total return, returning 4.78% versus 3.73% for the peer group.

During the first four months, we kept our average maturity longer than our competition, as we had since the Fund became a mutual fund in October 1997. This strategy proved to be successful as interest rates declined in response to a weak stock market and continued problems in Asia and Russia. We began to shorten our maturities in October, as we became concerned that interest rates would move back up after moving down so quickly.

Over the past year, we have provided outperformance by over-weighting U.S. Treasury securities. As we feel that the bulk of the interest rate move is now behind us, we have begun looking toward additional "spread product", such as mortgage-backs to provide incremental yield.

As we enter 1999, we are still bullish on the bond market but plan to continue adding mortgage-backed securities in anticipation of a more stable period for interest rates.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
  LIMITED TERM GOVERNMENT INCOME FUND VS. MERRILL LYNCH 1 TO 3 YEAR GOVERNMENT
                              INDEX ("INDEX"), AND
      LIPPER SHORT INTERMEDIATE U.S. GOVERNMENT AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based securities market index and a peer based average. The Fund's total return includes operating expenses that reduce returns, while the return of the Index does not. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                           AVERAGE ANNUAL TOTAL RETURN AS OF
                                   NOVEMBER 30, 1998
                           ---------------------------------
                                                   LIPPER
                           I SHARES     INDEX     AVERAGE+
                           ---------  ---------  -----------
ONE YEAR                        8.23%      7.31%       6.92%
SINCE INCEPTION                 8.01%      7.13%       6.87%
INCEPTION DATE               10/1/97    9/30/97     9/30/97
VALUE NOVEMBER 30, 1998      $10,941    $10,837     $10,806

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
            I SHARES     INDEX     LIPPER AVERAGE
09/30/97   $10,000.00  $10,000.00       $10,000.00
10/31/97   $10,090.31  $10,073.80       $10,089.00
11/30/97   $10,109.25  $10,098.78       $10,106.15
12/31/97   $10,198.97  $10,167.56       $10,179.93
01/31/98   $10,311.59  $10,265.16       $10,287.83
02/28/98   $10,285.19  $10,275.02       $10,280.63
03/31/98   $10,323.51  $10,317.76       $10,310.45
04/30/98   $10,371.65  $10,366.36       $10,351.69
05/31/98   $10,442.12  $10,421.92       $10,416.90
06/30/98   $10,504.95  $10,476.01       $10,460.65
07/31/98   $10,547.77  $10,525.67       $10,496.22
08/31/98   $10,718.87  $10,654.71       $10,642.12
09/30/98   $10,964.43  $10,792.59       $10,821.97
10/31/98   $10,953.75  $10,844.50       $10,812.23
11/30/98   $10,941.41  $10,836.58       $10,805.74

+ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

THE FUND IS PROFESSIONALLY MANAGED WHILE THE INDEX IS UNMANAGED AND IS NOT AVAILABLE FOR INVESTMENT.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (UNAUDITED)
(CONTINUED)  NOVEMBER 30, 1998

--------------------------------------------------------------------------------
 INTERMEDIATE GOVERNMENT INCOME FUND

For the six months ending November 30, 1998 the Intermediate Government Income Fund provided its shareholders a total return that outpaced most of its competitors. The Fund significantly outperformed the benchmark, the Lipper Intermediate Government Average, by 155 basis points in total return, returning 6.14% versus 4.59% for the peer group.

During the first four months, we kept our average maturity longer than our competition, as we had for the last two years. This strategy proved to be successful as interest rates declined in response to a weak stock market and continued problems in Asia and Russia. We began to shorten our maturities in October, as we became concerned that interest rates would move back up after moving down so quickly.

During the past two years, we have provided outperformance by over-weighting U.S. Treasury securities. In October, we began to add more agency notes and mortgage-backed securities as yield spreads over equivalent Treasuries had widened considerably. Also, we felt that the bulk of the interest rate move was now behind us and we needed to look toward additional "spread product", such as mortgage-backs to provide incremental yield.

As we enter 1999, we are still bullish on the bond market but plan to continue adding more mortgage-backed securities in anticipation of a more stable period for interest rates.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. THE PERFORMANCE FOR ALL OTHER CLASSES WOULD BE LOWER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
INTERMEDIATE GOVERNMENT INCOME FUND VS. LEHMAN BROTHERS INTERMEDIATE GOVERNMENT
                                     INDEX
   ("LEHMAN INDEX") AND LIPPER INTERMEDIATE U.S. GOVERNMENT AVERAGE ("LIPPER
                                   AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based securities market index and a peer based average. The Fund's total return includes operating expenses and sales charges (if applicable) that reduce returns, while the total return of the Index does not. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                 AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 1998
                           ---------------------------------------------------------------
                                                                    LEHMAN       LIPPER
                            A SHARES*   B SHARES**   I SHARES***     INDEX      AVERAGE+
                           -----------  -----------  -----------  -----------  -----------
ONE YEAR                         5.70%        7.28%       10.10%        8.92%        8.28%
FIVE YEAR                        4.72%        4.79%        5.58%        7.15%        5.89%
TEN YEAR                         7.06%        6.71%        7.51%        8.65%        7.76%
VALUE NOVEMBER 30, 1998     $  19,792    $  19,146    $  20,634    $  22,945    $  21,129

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
            I SHARES     LEHMAN INDEX   LIPPER AVERAGE
11/30/88    $10,000.00      $10,000.00       $10,000.00
12/31/88    $10,057.13      $10,010.00        $9,984.00
01/31/89    $10,137.51      $10,110.10       $10,098.82
02/28/89    $10,170.67      $10,066.63       $10,051.35
03/31/89    $10,238.67      $10,113.94       $10,088.54
04/30/89    $10,343.37      $10,318.24       $10,268.12
05/31/89    $10,450.50      $10,517.38       $10,478.61
06/30/89    $10,555.22      $10,785.58       $10,722.77
07/31/89    $10,664.02      $11,004.52       $10,907.20
08/31/89    $10,693.34      $10,855.96       $10,790.49
09/30/89    $10,773.67      $10,908.07       $10,832.57
10/31/89    $10,885.16      $11,137.14       $11,052.47
11/30/89    $10,999.21      $11,247.40       $11,146.42
12/31/89    $11,034.86      $11,280.02       $11,176.52
01/31/90    $10,959.67      $11,210.08       $11,063.63
02/28/90    $10,991.54      $11,251.56       $11,103.46
03/31/90    $11,011.71      $11,265.06       $11,109.01
04/30/90    $10,973.19      $11,226.76       $11,021.25
05/31/90    $11,187.16      $11,467.01       $11,302.29
06/30/90    $11,316.18      $11,617.23       $11,454.88
07/31/90    $11,476.95      $11,779.87       $11,619.83
08/31/90    $11,423.73      $11,737.46       $11,509.44
09/30/90    $11,516.70      $11,841.93       $11,594.61
10/31/90    $11,662.24      $12,006.53       $11,737.22
11/30/90    $11,863.71      $12,187.83       $11,968.44
12/31/90    $12,003.91      $12,356.02       $12,140.79
01/31/91    $12,113.30      $12,483.29       $12,271.91
02/28/91    $12,183.63      $12,559.43       $12,349.22
03/31/91    $12,242.21      $12,628.51       $12,410.97
04/30/91    $12,369.24      $12,758.58       $12,535.08
05/31/91    $12,439.09      $12,830.03       $12,602.77
06/30/91    $12,408.98      $12,840.30       $12,586.38
07/31/91    $12,543.33      $12,978.97       $12,747.49
08/31/91    $12,796.56      $13,225.57       $13,010.09
09/30/91    $13,046.47      $13,450.41       $13,252.08
10/31/91    $13,172.00      $13,603.74       $13,397.85
11/30/91    $13,333.26      $13,762.91       $13,533.17
12/31/91    $13,684.31      $14,097.34       $13,898.56
01/31/92    $13,487.58      $13,962.01       $13,723.44
02/29/92    $13,520.75      $14,005.29       $13,787.94
03/31/92    $13,445.90      $13,947.87       $13,714.87
04/30/92    $13,566.35      $14,073.40       $13,816.36
05/31/92    $13,756.30      $14,283.09       $14,034.65
06/30/92    $13,954.40      $14,488.77       $14,215.70
07/31/92    $14,227.77      $14,766.96       $14,455.95
08/31/92    $14,394.23      $14,917.58       $14,593.28
09/30/92    $14,595.64      $15,123.44       $14,769.86
10/31/92    $14,395.04      $14,941.96       $14,577.85
11/30/92    $14,346.44      $14,879.20       $14,532.66
12/31/92    $14,505.11      $15,074.12       $14,720.13
01/31/93    $14,765.25      $15,354.50       $14,989.51
02/28/93    $15,016.78      $15,580.21       $15,211.35
03/31/93    $15,114.94      $15,637.86       $15,263.07
04/30/93    $15,244.51      $15,759.83       $15,376.02
05/31/93    $15,224.29      $15,717.28       $15,362.18
06/30/93    $15,442.35      $15,945.18       $15,612.58
07/31/93    $15,472.81      $15,977.07       $15,662.54
08/31/93    $15,721.82      $16,215.13       $15,905.31
09/30/93    $15,816.78      $16,281.61       $15,959.39
10/31/93    $15,863.03      $16,320.69       $15,997.69
11/30/93    $15,727.80      $16,239.09       $15,869.71
12/31/93    $15,804.31      $16,305.67       $15,937.95
01/31/94    $15,945.77      $16,467.09       $16,113.27
02/28/94    $15,623.53      $16,241.49       $15,849.01
03/31/94    $15,286.55      $16,004.37       $15,536.78
04/30/94    $15,018.69      $15,900.34       $15,389.19
05/31/94    $14,797.86      $16,011.64       $15,355.33
06/30/94    $14,715.85      $16,043.66       $15,330.76
07/31/94    $14,956.66      $16,253.84       $15,546.92
08/31/94    $14,907.14      $16,300.97       $15,559.36
09/30/94    $14,814.27      $16,165.67       $15,375.76
10/31/94    $14,812.28      $16,168.91       $15,348.08
11/30/94    $14,778.18      $16,096.15       $15,289.76
12/31/94    $14,831.39      $16,149.26       $15,361.62
01/31/95    $15,009.63      $16,412.50       $15,610.48
02/28/95    $15,328.87      $16,729.26       $15,928.94
03/31/95    $15,427.30      $16,821.27       $16,013.36
04/30/95    $15,613.53      $17,016.40       $16,200.72
05/31/95    $16,039.18      $17,496.26       $16,733.72
06/30/95    $16,153.58      $17,608.23       $16,834.12
07/31/95    $16,103.03      $17,617.04       $16,795.40
08/31/95    $16,225.41      $17,763.26       $16,965.04
09/30/95    $16,321.18      $17,882.27       $17,102.45
10/31/95    $16,488.78      $18,078.98       $17,304.26
11/30/95    $16,696.29      $18,299.54       $17,534.41
12/31/95    $16,870.13      $18,480.71       $17,744.82
01/31/96    $17,004.86      $18,635.95       $17,854.84
02/29/96    $16,791.05      $18,438.40       $17,569.16
03/31/96    $16,679.76      $18,353.59       $17,442.66
04/30/96    $16,620.80      $18,300.36       $17,332.78
05/31/96    $16,587.15      $18,291.21       $17,287.71
06/30/96    $16,747.70      $18,477.78       $17,476.15
07/31/96    $16,784.71      $18,535.06       $17,514.59
08/31/96    $16,747.19      $18,555.45       $17,486.57
09/30/96    $16,995.41      $18,794.82       $17,755.86
10/31/96    $17,332.64      $19,103.05       $18,102.10
11/30/96    $17,594.67      $19,435.45       $18,382.69
12/31/96    $17,398.56      $19,330.49       $18,217.24
01/31/97    $17,468.96      $19,403.95       $18,262.78
02/28/97    $17,477.56      $19,435.00       $18,290.18
03/31/97    $17,280.60      $19,324.22       $18,107.28
04/30/97    $17,506.74      $19,602.49       $18,342.67
05/31/97    $17,643.28      $19,771.07       $18,483.91
06/30/97    $17,828.64      $19,992.50       $18,668.75
07/31/97    $18,304.14      $20,560.29       $19,111.20
08/31/97    $18,117.45      $20,356.74       $18,952.58
09/30/97    $18,395.10      $20,662.09       $19,204.65
10/31/97    $18,683.45      $21,019.55       $19,460.07
11/30/97    $18,741.74      $21,065.79       $19,512.61
12/31/97    $18,932.26      $21,236.42       $19,686.27
01/31/98    $19,225.95      $21,512.50       $19,944.16
02/28/98    $19,157.14      $21,488.83       $19,904.27
03/31/98    $19,186.88      $21,555.45       $19,958.01
04/30/98    $19,275.98      $21,658.92       $20,033.86
05/31/98    $19,440.95      $21,808.36       $20,202.14
06/30/98    $19,603.51      $21,954.48       $20,353.66
07/31/98    $19,638.56      $22,037.91       $20,390.29
08/31/98    $20,084.46      $22,454.42       $20,751.20
09/30/98    $20,780.12      $22,977.61       $21,216.03
10/31/98    $20,687.78      $23,016.67       $21,105.70
11/30/98    $20,634.18      $22,945.32       $21,128.92

* 5/2/96 was the inception date of Class A shares of the Fund. Returns prior to that date are for Class I shares.

** 5/17/96 was the inception date of Class B shares of the Fund. Returns prior to that date are for Class I shares, adjusted for Class B share expenses. Performance shown for Class B shares for the period prior to November 11, 1994 reflects performance of the shares of the predecessor collective investment fund adjusted to reflect Class B share expenses (before waivers and reimbursements).

*** Prior to November 11, 1994, Norwest Investment Management managed a collective investment fund with investment objectives and polices that were, in all material respects, equivalent to the Fund. The performance of the Fund includes the performance of the predecessor collective investment fund for the periods before it became a mutual fund on November 11, 1994. The collective investment fund performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), nor subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

+ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF I SHARES (THE SOLE CLASS OF SHARES PRIOR TO THE INCEPTION OF THE OTHER CLASSES). PERFORMANCE OF THE OTHER CLASSES WILL BE LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.

THE RETURNS ABOVE ARE CALCULATED USING THE MAXIMUM 4.0% SALES CHARGE FOR CLASS A SHARES AND THE MAXIMUM 3.0% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER THE FOURTH YEAR) FOR CLASS B SHARES.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

THE FUND IS PROFESSIONALLY MANAGED WHILE THE INDEX IS UNMANAGED AND IS NOT AVAILABLE FOR INVESTMENT.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (UNAUDITED)
(CONTINUED)  NOVEMBER 30, 1998

--------------------------------------------------------------------------------
 DIVERSIFIED BOND FUND

For the six months ending November 30, 1998, the Fund returned 5.81%, outpacing its benchmark (the Lipper Intermediate Investment Grade Debt Average) which gained 3.94%. The Diversified Bond Fund is made up of three different fixed income styles, managed fixed income, positive return and strategic value. Bond management styles perform differently in various interest rate and economic environments. The managed fixed income style is a core approach that seeks to provide moderate levels of return in strong bond markets and a low level of volatility across longer periods of time. The positive return style seeks to provide investors the ability to fully participate in a falling rate environment (strong bond market) while affording a cushion against losses in a rising rate environment. The strategic value style is an approach that takes advantage of undervalued sectors and higher yielding securities.

All three styles comprising the Fund performed well during the past two fiscal quarters. The managed fixed income style gained 4.08%, while the strategic value style rose 4.37%. The positive return component, which is modeled to outperform in a rallying market by increasing its exposure to longer maturity bonds, gained 9.49% during the period.

The domestic bond market extended its record of strong performance, although with increased volatility, as interest rates continued to decline across the entire yield curve. Even with world uncertainty looming, the domestic economy continues to show signs of steady, non-inflationary growth, thus benefiting domestic rates. U.S. Treasuries were still the "safe haven" as investors surveyed the damage to the markets of Russia and Japan in the first three months of the period. The Lehman Brothers Aggregate Bond Index, a broad measure of bond returns in the U.S., returned 5.2% during the past six months, well above historic levels.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
  DIVERSIFIED BOND FUND VS. LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE
                                     INDEX
("LEHMAN INDEX") AND LIPPER INTERMEDIATE INVESTMENT GRADE DEBT AVERAGE ("LIPPER
                                   AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based securities market index and a peer based average. The Fund's total return includes operating expenses that reduce returns, while the total return of the Index does not. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                             AVERAGE ANNUAL TOTAL RETURN AS OF
                                     NOVEMBER 30, 1998
                           -------------------------------------
                                          LEHMAN       LIPPER
                            I SHARES*      INDEX      AVERAGE+
                           -----------  -----------  -----------
ONE YEAR                        10.46%        8.85%        7.87%
FIVE YEAR                        6.64%        6.60%        6.34%
TEN YEAR                         7.74%        8.47%        8.10%
VALUE NOVEMBER 30, 1998       $21,078      $22,564      $21,798

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
            I SHARES    LEHMAN INDEX   LIPPER AVERAGE
11/30/88   $10,000.00      $10,000.00       $10,000.00
12/31/88   $10,013.58      $10,009.00       $10,017.00
01/31/89   $10,108.74      $10,114.09       $10,133.20
02/28/89   $10,121.60      $10,072.63       $10,103.81
03/31/89   $10,167.42      $10,115.94       $10,124.02
04/30/89   $10,312.26      $10,318.26       $10,293.09
05/31/89   $10,480.94      $10,522.56       $10,490.72
06/30/89   $10,682.53      $10,787.73       $10,736.20
07/31/89   $10,827.79      $11,008.88       $10,917.64
08/31/89   $10,758.87      $10,866.86       $10,792.09
09/30/89   $10,803.06      $10,917.94       $10,836.34
10/31/89   $10,997.53      $11,149.40       $11,010.80
11/30/89   $11,062.56      $11,255.32       $11,077.97
12/31/89   $11,128.53      $11,285.70       $11,089.05
01/31/90   $11,084.34      $11,213.48       $10,975.94
02/28/90   $11,162.00      $11,254.97       $11,003.38
03/31/90   $11,193.19      $11,269.60       $11,002.28
04/30/90   $11,156.66      $11,230.15       $10,924.16
05/31/90   $11,330.90      $11,477.22       $11,181.97
06/30/90   $11,508.24      $11,631.01       $11,327.34
07/31/90   $11,593.93      $11,792.68       $11,471.19
08/31/90   $11,548.37      $11,744.33       $11,339.27
09/30/90   $11,656.93      $11,834.76       $11,380.10
10/31/90   $11,738.67      $11,972.05       $11,433.58
11/30/90   $11,925.01      $12,154.02       $11,624.52
12/31/90   $12,043.93      $12,320.53       $11,764.02
01/31/91   $12,152.87      $12,444.97       $11,878.13
02/28/91   $12,237.27      $12,544.53       $12,008.79
03/31/91   $12,374.76      $12,629.83       $12,120.47
04/30/91   $12,471.28      $12,767.50       $12,273.19
05/31/91   $12,534.98      $12,845.38       $12,341.92
06/30/91   $12,582.93      $12,854.37       $12,343.15
07/31/91   $12,694.16      $12,997.06       $12,492.50
08/31/91   $12,899.96      $13,245.30       $12,767.34
09/30/91   $13,070.35      $13,473.12       $13,004.81
10/31/91   $13,185.31      $13,626.71       $13,138.76
11/30/91   $13,304.67      $13,783.42       $13,270.15
12/31/91   $13,441.28      $14,119.73       $13,653.66
01/31/92   $13,440.64      $13,991.24       $13,498.00
02/29/92   $13,500.82      $14,045.81       $13,568.19
03/31/92   $13,520.82      $13,991.03       $13,527.49
04/30/92   $13,629.85      $14,114.15       $13,611.36
05/31/92   $13,808.95      $14,332.92       $13,844.11
06/30/92   $14,067.66      $14,545.05       $14,037.93
07/31/92   $13,946.41      $14,834.50       $14,360.80
08/31/92   $14,125.57      $14,982.84       $14,484.31
09/30/92   $14,332.06      $15,186.61       $14,669.71
10/31/92   $14,187.23      $14,989.18       $14,443.79
11/30/92   $14,258.40      $14,936.72       $14,422.13
12/31/92   $14,416.31      $15,132.39       $14,638.46
01/31/93   $14,470.02      $15,427.47       $14,926.84
02/28/93   $14,558.38      $15,671.23       $15,214.92
03/31/93   $14,643.93      $15,733.91       $15,286.43
04/30/93   $14,737.51      $15,859.78       $15,393.44
05/31/93   $14,734.15      $15,824.89       $15,388.82
06/30/93   $14,955.35      $16,073.34       $15,678.13
07/31/93   $15,015.71      $16,111.92       $15,761.23
08/31/93   $15,286.71      $16,368.10       $16,062.26
09/30/93   $15,376.57      $16,436.84       $16,121.69
10/31/93   $15,424.50      $16,481.22       $16,182.96
11/30/93   $15,283.38      $16,388.93       $16,030.84
12/31/93   $15,358.93      $16,464.32       $16,117.40
01/31/94   $15,525.60      $16,647.07       $16,326.93
02/28/94   $15,280.94      $16,400.69       $16,026.51
03/31/94   $15,061.40      $16,130.08       $15,665.92
04/30/94   $15,020.36      $16,020.40       $15,520.23
05/31/94   $14,966.49      $16,031.61       $15,495.39
06/30/94   $14,965.04      $16,033.22       $15,462.85
07/31/94   $15,134.30      $16,264.09       $15,700.98
08/31/94   $15,131.83      $16,314.51       $15,735.52
09/30/94   $15,049.04      $16,164.42       $15,549.84
10/31/94   $15,007.83      $16,162.96       $15,524.96
11/30/94   $14,967.76      $16,090.23       $15,478.39
12/31/94   $15,045.28      $16,146.55       $15,555.78
01/31/95   $15,206.29      $16,419.42       $15,809.34
02/28/95   $15,420.97      $16,759.31       $16,147.66
03/31/95   $15,522.34      $16,854.83       $16,251.00
04/30/95   $15,647.57      $17,062.15       $16,470.39
05/31/95   $16,035.18      $17,577.42       $17,064.97
06/30/95   $16,190.23      $17,695.19       $17,172.48
07/31/95   $16,202.15      $17,696.96       $17,129.55
08/31/95   $16,333.35      $17,858.01       $17,323.12
09/30/95   $16,476.46      $17,986.58       $17,482.49
10/31/95   $16,649.40      $18,186.23       $17,699.27
11/30/95   $16,810.41      $18,424.47       $17,948.83
12/31/95   $16,954.87      $18,617.93       $18,182.17
01/31/96   $17,057.43      $18,778.05       $18,302.17
02/29/96   $16,833.08      $18,558.34       $17,989.20
03/31/96   $16,717.70      $18,463.69       $17,865.08
04/30/96   $16,647.18      $18,399.07       $17,761.46
05/31/96   $16,685.65      $18,384.35       $17,733.04
06/30/96   $16,845.90      $18,579.23       $17,935.20
07/31/96   $16,884.36      $18,634.96       $17,976.45
08/31/96   $16,871.54      $18,649.87       $17,962.07
09/30/96   $17,102.31      $18,909.11       $18,262.03
10/31/96   $17,403.58      $19,243.80       $18,632.75
11/30/96   $17,672.81      $19,497.81       $18,943.92
12/31/96   $17,537.37      $19,373.03       $18,779.11
01/31/97   $17,558.15      $19,448.58       $18,837.32
02/28/97   $17,565.07      $19,485.54       $18,886.30
03/31/97   $17,357.36      $19,351.09       $18,682.33
04/30/97   $17,585.84      $19,577.49       $18,927.07
05/31/97   $17,724.31      $19,739.99       $19,095.52
06/30/97   $17,918.17      $19,919.62       $19,311.30
07/31/97   $18,527.44      $20,323.99       $19,815.32
08/31/97   $18,215.88      $20,222.37       $19,640.95
09/30/97   $18,555.14      $20,456.95       $19,923.78
10/31/97   $18,963.63      $20,684.02       $20,148.92
11/30/97   $19,081.33      $20,729.53       $20,207.35
12/31/97   $19,331.24      $20,895.36       $20,391.23
01/31/98   $19,640.78      $21,169.09       $20,654.28
02/28/98   $19,567.08      $21,152.16       $20,627.43
03/31/98   $19,603.93      $21,219.84       $20,703.75
04/30/98   $19,685.00      $21,325.94       $20,790.71
05/31/98   $19,920.83      $21,481.62       $20,971.59
06/30/98   $20,178.78      $21,619.10       $21,120.48
07/31/98   $20,156.67      $21,694.77       $21,160.61
08/31/98   $20,724.15      $22,035.38       $21,403.96
09/30/98   $21,247.42      $22,588.47       $21,864.15
10/31/98   $20,982.10      $22,565.88       $21,697.98
11/30/98   $21,077.91      $22,563.62       $21,797.79

* Prior to November 11, 1994, Norwest Investment Management managed a collective investment fund with investment objectives and polices that were, in all material respects, equivalent to the Fund. The performance of the Fund includes the performance of the predecessor collective investment fund for the periods before it became a mutual fund on November 11, 1994. The collective investment fund performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), nor subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

+ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

THE FUND IS PROFESSIONALLY MANAGED WHILE THE INDEX IS UNMANAGED AND IS NOT AVAILABLE FOR INVESTMENT.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (UNAUDITED)
(CONTINUED)  NOVEMBER 30, 1998

--------------------------------------------------------------------------------
 INCOME FUND

For the six months ending November 30, 1998, the Income Fund provided its shareholders a total return that outpaced most of its competitors. The Fund's total return exceeded its benchmark, the Lipper Corporate A Average, by 136 basis points, returning 5.46% vs. 4.10% for the peer group.

During the first four months, we kept our average maturity longer than our competition, as we had for the previous two years. This strategy proved to be successful as interest rates declined in response to a weak stock market and continued problems in Asia and Russia. We began to shorten our maturities in October, as we became concerned that interest rates would move back up after moving down so quickly.

During the past two years, we have provided outperformance by over-weighting U.S. Treasury securities. However in October, we began to add more high-quality corporate bonds as yield spreads over equivalent Treasuries widened considerably; a strategy that has also contributed to our outperformance. In addition, we felt that the bulk of the interest rate move was now behind us and we needed to look toward additional "spread product", such as corporate bonds to provide incremental yield.

As we enter 1999, we are still bullish on the bond market but plan to continue adding more corporate and mortgage-backed securities in anticipation of a more stable period for interest rates.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. THE PERFORMANCE FOR ALL OTHER SHARES WOULD BE LOWER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
    INCOME FUND VS. LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE INDEX ("LEHMAN INDEX I"), LEHMAN BROTHERS AGGREGATE INDEX ("LEHMAN INDEX II") AND
            LIPPER CORPORATE DEBT A-RATED AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with two broad-based securities market indices and a peer based average. The Fund's total return includes operating expenses and sales charges (if applicable) that reduce returns, while the total return of the Indices does not. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                  AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 1998
                      ----------------------------------------------------------------------------
                                                               LEHMAN       LEHMAN       LIPPER
                       A SHARES     B SHARES*   I SHARES**     INDEX I     INDEX II+    AVERAGE++
                      -----------  -----------  -----------  -----------  -----------  -----------
ONE YEAR                    5.52%        7.10%        9.92%        8.85%        9.45%        8.14%
FIVE YEAR                   5.13%        5.20%        5.99%        6.60%        6.75%        6.41%
TEN YEAR                    7.97%        7.59%        8.40%        8.47%        8.94%        8.66%
VALUE NOVEMBER 30,
 1998                  $  21,530    $  21,517    $  22,399    $  22,564    $  23,552    $  22,960

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
            A SHARES     LEHMAN INDEX I   LEHMAN INDEX II   LIPPER AVERAGE
11/30/88     $9,600.00        $10,000.00        $10,000.00       $10,000.00
12/31/88     $9,650.18        $10,009.00        $10,011.00       $10,048.00
01/31/89     $9,735.31        $10,114.09        $10,155.16       $10,181.64
02/28/89     $9,761.39        $10,072.63        $10,081.03       $10,122.58
03/31/89     $9,813.63        $10,115.94        $10,124.37       $10,161.05
04/30/89     $9,907.39        $10,318.26        $10,335.97       $10,338.87
05/31/89    $10,034.16        $10,522.56        $10,607.81       $10,580.80
06/30/89    $10,159.33        $10,787.73        $10,931.35       $10,895.05
07/31/89    $10,265.31        $11,008.88        $11,164.19       $11,084.62
08/31/89    $10,300.32        $10,866.86        $10,998.96       $10,941.63
09/30/89    $10,355.19        $10,917.94        $11,055.05       $10,977.74
10/31/89    $10,475.44        $11,149.40        $11,327.00       $11,200.59
11/30/89    $10,542.29        $11,255.32        $11,434.61       $11,280.11
12/31/89    $10,588.84        $11,285.70        $11,465.48       $11,301.54
01/31/90    $10,619.02        $11,213.48        $11,329.05       $11,143.32
02/28/90    $10,672.98        $11,254.97        $11,365.30       $11,160.04
03/31/90    $10,734.66        $11,269.60        $11,373.25       $11,168.96
04/30/90    $10,727.32        $11,230.15        $11,268.62       $11,041.64
05/31/90    $10,907.72        $11,477.22        $11,602.17       $11,349.70
06/30/90    $11,043.43        $11,631.01        $11,788.97       $11,532.43
07/31/90    $11,193.08        $11,792.68        $11,951.65       $11,676.58
08/31/90    $11,188.07        $11,744.33        $11,791.50       $11,476.92
09/30/90    $11,203.00        $11,834.76        $11,889.37       $11,517.08
10/31/90    $11,220.97        $11,972.05        $12,040.37       $11,639.17
11/30/90    $11,407.32        $12,154.02        $12,299.23       $11,897.56
12/31/90    $11,563.13        $12,320.53        $12,491.10       $12,084.35
01/31/91    $11,711.07        $12,444.97        $12,645.99       $12,208.82
02/28/91    $11,918.25        $12,544.53        $12,753.48       $12,351.66
03/31/91    $12,041.01        $12,629.83        $12,841.48       $12,444.30
04/30/91    $12,184.81        $12,767.50        $12,980.17       $12,596.12
05/31/91    $12,257.95        $12,845.38        $13,055.45       $12,660.36
06/30/91    $12,247.33        $12,854.37        $13,048.93       $12,637.57
07/31/91    $12,420.44        $12,997.06        $13,230.31       $12,801.86
08/31/91    $12,727.12        $13,245.30        $13,516.08       $13,107.82
09/30/91    $13,007.71        $13,473.12        $13,790.46       $13,393.57
10/31/91    $13,157.89        $13,626.71        $13,943.53       $13,524.83
11/30/91    $13,318.99        $13,783.42        $14,071.81       $13,647.90
12/31/91    $13,744.70        $14,119.73        $14,489.75       $14,136.50
01/31/92    $13,592.46        $13,991.24        $14,292.69       $13,913.14
02/29/92    $13,630.18        $14,045.81        $14,385.59       $13,982.71
03/31/92    $13,569.77        $13,991.03        $14,305.03       $13,916.99
04/30/92    $13,639.35        $14,114.15        $14,408.02       $13,994.92
05/31/92    $13,922.50        $14,332.92        $14,680.34       $14,279.02
06/30/92    $14,110.98        $14,545.05        $14,882.92       $14,488.92
07/31/92    $14,522.60        $14,834.50        $15,186.54       $14,869.98
08/31/92    $14,634.58        $14,982.84        $15,339.92       $14,993.40
09/30/92    $14,898.30        $15,186.61        $15,522.47       $15,179.32
10/31/92    $14,665.93        $14,989.18        $15,316.02       $14,930.38
11/30/92    $14,644.35        $14,936.72        $15,319.08       $14,933.37
12/31/92    $14,838.32        $15,132.39        $15,562.65       $15,187.23
01/31/93    $15,102.84        $15,427.47        $15,861.46       $15,515.28
02/28/93    $15,373.94        $15,671.23        $16,139.03       $15,869.03
03/31/93    $15,422.41        $15,733.91        $16,206.82       $15,929.33
04/30/93    $15,545.72        $15,859.78        $16,320.26       $16,034.46
05/31/93    $15,518.37        $15,824.89        $16,341.48       $16,042.48
06/30/93    $15,741.80        $16,073.34        $16,637.26       $16,401.83
07/31/93    $15,803.62        $16,111.92        $16,732.09       $16,529.76
08/31/93    $16,064.78        $16,368.10        $17,024.90       $16,909.95
09/30/93    $16,093.36        $16,436.84        $17,070.87       $16,962.37
10/31/93    $16,137.97        $16,481.22        $17,134.03       $17,040.40
11/30/93    $16,093.48        $16,388.93        $16,988.39       $16,825.69
12/31/93    $16,159.60        $16,464.32        $17,080.13       $16,911.50
01/31/94    $16,305.80        $16,647.07        $17,310.71       $17,160.10
02/28/94    $16,061.52        $16,400.69        $17,009.51       $16,799.74
03/31/94    $15,751.22        $16,130.08        $16,589.37       $16,371.34
04/30/94    $15,422.66        $16,020.40        $16,456.66       $16,189.62
05/31/94    $15,273.87        $16,031.61        $16,455.01       $16,139.43
06/30/94    $15,217.53        $16,033.22        $16,418.81       $16,084.56
07/31/94    $15,416.64        $16,264.09        $16,745.55       $16,364.43
08/31/94    $15,441.34        $16,314.51        $16,765.64       $16,367.70
09/30/94    $15,178.63        $16,164.42        $16,519.18       $16,120.55
10/31/94    $15,134.82        $16,162.96        $16,504.32       $16,077.03
11/30/94    $14,929.67        $16,090.23        $16,468.01       $16,033.62
12/31/94    $15,027.87        $16,146.55        $16,581.64       $16,157.08
01/31/95    $15,263.07        $16,419.42        $16,909.95       $16,436.59
02/28/95    $15,600.32        $16,759.31        $17,312.41       $16,821.21
03/31/95    $15,698.11        $16,854.83        $17,418.02       $16,938.96
04/30/95    $15,967.93        $17,062.15        $17,661.87       $17,171.02
05/31/95    $16,571.22        $17,577.42        $18,345.38       $17,864.73
06/30/95    $16,647.76        $17,695.19        $18,479.30       $17,977.28
07/31/95    $16,575.76        $17,696.96        $18,438.65       $17,896.38
08/31/95    $16,788.77        $17,858.01        $18,661.76       $18,125.46
09/30/95    $16,951.02        $17,986.58        $18,842.78       $18,317.59
10/31/95    $17,162.28        $18,186.23        $19,087.73       $18,577.69
11/30/95    $17,380.26        $18,424.47        $19,374.05       $18,867.51
12/31/95    $17,633.99        $18,617.93        $19,645.29       $19,158.07
01/31/96    $17,720.49        $18,778.05        $19,774.94       $19,248.11
02/29/96    $17,338.63        $18,558.34        $19,430.86       $18,824.65
03/31/96    $17,193.54        $18,463.69        $19,294.84       $18,670.29
04/30/96    $17,046.28        $18,399.07        $19,186.79       $18,524.66
05/31/96    $16,999.38        $18,384.35        $19,148.42       $18,489.46
06/30/96    $17,214.37        $18,579.23        $19,405.01       $18,711.34
07/31/96    $17,255.32        $18,634.96        $19,457.40       $18,746.89
08/31/96    $17,195.73        $18,649.87        $19,424.32       $18,698.15
09/30/96    $17,475.89        $18,909.11        $19,762.31       $19,036.58
10/31/96    $17,873.66        $19,243.80        $20,201.03       $19,472.52
11/30/96    $18,179.05        $19,497.81        $20,546.47       $19,848.34
12/31/96    $17,971.21        $19,373.03        $20,355.39       $19,630.01
01/31/97    $17,995.19        $19,448.58        $20,417.71       $19,661.42
02/28/97    $17,993.28        $19,485.54        $20,468.49       $19,722.37
03/31/97    $17,741.03        $19,351.09        $20,241.68       $19,465.98
04/30/97    $18,013.35        $19,577.49        $20,544.68       $19,734.61
05/31/97    $18,153.69        $19,739.99        $20,738.89       $19,910.25
06/30/97    $18,389.16        $19,919.62        $20,985.04       $20,167.09
07/31/97    $19,081.51        $20,323.99        $20,985.04       $20,794.28
08/31/97    $18,767.52        $20,222.37        $20,806.04       $20,544.75
09/30/97    $19,125.12        $20,456.95        $21,112.88       $20,869.36
10/31/97    $19,487.16        $20,684.02        $21,419.17       $21,144.83
11/30/97    $19,588.29        $20,729.53        $21,517.80       $21,231.53
12/31/97    $19,814.25        $20,895.36        $21,734.44       $21,435.35
01/31/98    $20,122.02        $21,169.09        $22,013.47       $21,707.58
02/28/98    $20,015.53        $21,152.16        $21,996.89       $21,664.17
03/31/98    $20,061.17        $21,219.84        $22,072.48       $21,733.49
04/30/98    $20,144.30        $21,325.94        $22,187.69       $21,829.12
05/31/98    $20,416.72        $21,481.62        $22,398.17       $22,056.14
06/30/98    $20,623.93        $21,619.10        $22,588.13       $22,241.41
07/31/98    $20,625.21        $21,694.77        $22,636.17       $22,248.08
08/31/98    $21,005.39        $22,035.38        $23,004.55       $22,517.29
09/30/98    $21,596.82        $22,588.47        $23,543.23       $23,028.43
10/31/98    $21,383.13        $22,565.88        $23,418.75       $22,775.12
11/30/98    $21,529.79        $22,563.62        $23,551.68       $22,959.59

* 8/5/93 was the inception date of Class B shares of the Fund. Returns prior to that date are for Class A shares, adjusted for Class B share expenses.

** 8/2/93 was the inception date of Class I shares of the Fund. Returns prior to that date are for Class A shares.

+ Because the Fund includes asset backed securities, and has a longer duration than reflected in Lehman Index I, Lehman Index II is a more suitable benchmark. For this reason, we have also included the comparison to Lehman Index II.

++ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF A SHARES (THE SOLE CLASS OF SHARES PRIOR TO THE INCEPTION OF THE OTHER CLASSES). PERFORMANCE OF THE OTHER CLASSES WILL BE GREATER OR LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.

THE RETURNS ABOVE ARE CALCULATED USING THE MAXIMUM 4.0% SALES CHARGE FOR CLASS A SHARES AND THE MAXIMUM 3.0% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER THE FOURTH YEAR) FOR CLASS B SHARES.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

THE FUND IS PROFESSIONALLY MANAGED WHILE THE INDICES ARE UNMANAGED AND ARE NOT AVAILABLE FOR INVESTMENT.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (UNAUDITED)
(CONTINUED)  NOVEMBER 30, 1998

--------------------------------------------------------------------------------
 TOTAL RETURN BOND FUND

The Total Return Bond Fund outperformed its benchmark, the Lipper Corporate Debt A Rated Funds Average, for the six month period ending November 30, 1998 with a return of 4.43% versus 4.10% for the Average. The outperformance was encouraging in a difficult market environment. Lipper peers with similar portfolio allocations to spread product were among the worst performing funds in the category.

The domestic bond market performed well during the period, although with increased volatility, as interest rates continued to decline across the entire yield curve. Even with world uncertainty looming, the domestic economy continues to show signs of steady, non-inflationary growth. U.S. Treasuries were still the "safe haven" as investors surveyed the damage to the markets of Russia and Japan in the first three months of the period. The Lehman Brothers Aggregate Bond Index, a broad measure of bond returns in the U.S., returned 5.2% during the past six months, well above historic levels.

Over the period, the fund increased its positions in corporate and mortgage-backed securities as credit spreads widened in response to the global recessionary fears. The volatility evidenced in the bond market over the past six months could continue until a clearer direction of the economy is apparent. The wider risk premium environment makes several sectors appear more attractive. In this environment, the Fund will continue to emphasize securities with strong fundamentals and solid credit protection.

Fund strategy will continue to focus on selection of undervalued securities and sectors rather than interest rate forecasting. Particular emphasis will be placed on higher current income instruments in order to enhance returns. Strategic diversification will enhance performance in varying economic and interest rate cycles while avoiding excessive risk concentrations.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. THE PERFORMANCE FOR ALL OTHER CLASSES WOULD BE LOWER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
  TOTAL RETURN BOND FUND VS. LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE
   INDEX ("LEHMAN INDEX") AND LIPPER CORPORATE DEBT A-RATED AVERAGE ("LIPPER
                                   AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based securities market index and a peer based average. The Fund's total return includes operating expenses and sales charges (if applicable) that reduce returns, while the total return of the Index does not. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                              AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 1998
                           ---------------------------------------------------------
                                                               LEHMAN      LIPPER
                           A SHARES    B SHARES    I SHARES     INDEX     AVERAGE+
                           ---------  -----------  ---------  ---------  -----------
ONE YEAR                        3.74%       5.25%       8.17%      8.85%       8.14%
SINCE INCEPTION                 5.47%       5.60%       6.40%      6.62%       6.41%
INCEPTION DATE              12/31/93    12/31/93    12/31/93   12/31/93    12/31/93
VALUE NOVEMBER 30, 1998      $12,994     $13,078     $13,567    $13,705     $13,576

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
            A SHARES     B SHARES     I SHARES     LEHMAN INDEX   LIPPER AVERAGE
12/31/93     $9,600.00   $10,000.00   $10,000.00      $10,000.00       $10,000.00
01/31/94     $9,659.23   $10,061.70   $10,061.48      $10,111.00       $10,147.00
02/28/94     $9,551.87    $9,954.43    $9,950.37       $9,961.36        $9,933.91
03/31/94     $9,464.96    $9,857.00    $9,860.30       $9,796.99        $9,680.60
04/30/94     $9,407.13    $9,791.19    $9,799.92       $9,730.38        $9,573.14
05/31/94     $9,413.01    $9,780.42    $9,806.26       $9,737.19        $9,543.47
06/30/94     $9,408.78    $9,780.70    $9,802.30       $9,738.16        $9,511.02
07/31/94     $9,535.29    $9,895.12    $9,934.10       $9,878.39        $9,676.51
08/31/94     $9,552.62    $9,906.89    $9,952.16       $9,909.01        $9,678.45
09/30/94     $9,481.30    $9,826.48    $9,877.86       $9,817.85        $9,532.30
10/31/94     $9,481.71    $9,821.00    $9,878.41       $9,816.97        $9,506.56
11/30/94     $9,474.92    $9,818.18    $9,871.33       $9,772.79        $9,480.90
12/31/94     $9,536.02    $9,863.98    $9,934.99       $9,806.99        $9,553.90
01/31/95     $9,682.27   $10,009.30   $10,087.35       $9,972.73        $9,719.18
02/28/95     $9,847.94   $10,185.33   $10,260.21      $10,179.17        $9,946.61
03/31/95     $9,909.83   $10,231.54   $10,324.84      $10,237.19       $10,016.24
04/30/95    $10,014.89   $10,333.97   $10,434.46      $10,363.11       $10,153.46
05/31/95    $10,299.38   $10,620.53   $10,731.02      $10,676.07       $10,563.66
06/30/95    $10,370.30   $10,697.47   $10,805.09      $10,747.60       $10,630.21
07/31/95    $10,361.26   $10,670.59   $10,795.70      $10,748.68       $10,582.37
08/31/95    $10,440.96   $10,756.84   $10,878.77      $10,846.49       $10,717.83
09/30/95    $10,521.33   $10,832.57   $10,962.54      $10,924.59       $10,831.44
10/31/95    $10,621.78   $10,929.34   $11,078.91      $11,045.85       $10,985.24
11/30/95    $10,733.27   $11,037.26   $11,195.19      $11,190.55       $11,156.61
12/31/95    $10,850.41   $11,139.14   $11,305.79      $11,308.05       $11,328.43
01/31/96    $10,907.96   $11,191.49   $11,365.88      $11,405.30       $11,381.67
02/29/96    $10,763.54   $11,048.18   $11,215.54      $11,271.86       $11,131.27
03/31/96    $10,699.65   $10,975.48   $11,149.09      $11,214.37       $11,040.00
04/30/96    $10,655.54   $10,923.50   $11,103.15      $11,175.12       $10,953.88
05/31/96    $10,650.54   $10,899.52   $11,097.99      $11,166.18       $10,933.07
06/30/96    $10,748.73   $11,005.30   $11,212.18      $11,284.54       $11,064.27
07/31/96    $10,773.09   $11,023.30   $11,237.64      $11,318.39       $11,085.29
08/31/96    $10,766.59   $11,009.24   $11,230.95      $11,327.45       $11,056.47
09/30/96    $10,911.86   $11,163.12   $11,382.38      $11,484.90       $11,256.59
10/31/96    $11,120.95   $11,357.68   $11,600.30      $11,688.18       $11,514.37
11/30/96    $11,296.49   $11,541.48   $11,783.29      $11,842.47       $11,736.59
12/31/96    $11,152.39   $11,374.83   $11,632.80      $11,766.68       $11,607.49
01/31/97    $11,180.58   $11,408.31   $11,674.57      $11,812.57       $11,626.06
02/28/97    $11,248.24   $11,458.65   $11,732.80      $11,835.01       $11,662.10
03/31/97    $11,138.00   $11,351.80   $11,618.00      $11,753.35       $11,510.50
04/30/97    $11,281.38   $11,490.75   $11,779.95      $11,890.86       $11,669.34
05/31/97    $11,379.00   $11,582.77   $11,869.21      $11,989.56       $11,773.20
06/30/97    $11,498.34   $11,696.93   $11,993.64      $12,098.66       $11,925.07
07/31/97    $11,778.28   $11,961.29   $12,285.39      $12,344.26       $12,295.94
08/31/97    $11,679.84   $11,866.32   $12,182.88      $12,282.54       $12,148.39
09/30/97    $11,829.98   $12,011.30   $12,352.23      $12,425.02       $12,340.34
10/31/97    $12,002.35   $12,165.83   $12,519.03      $12,562.94       $12,503.23
11/30/97    $12,024.75   $12,193.67   $12,542.45      $12,590.58       $12,554.49
12/31/97    $12,146.29   $12,309.05   $12,669.16      $12,691.30       $12,675.02
01/31/98    $12,263.54   $12,419.85   $12,791.42      $12,857.56       $12,835.99
02/28/98    $12,230.52   $12,379.44   $12,770.29      $12,847.27       $12,810.32
03/31/98    $12,268.01   $12,409.54   $12,809.44      $12,888.38       $12,851.31
04/30/98    $12,329.02   $12,463.52   $12,859.74      $12,952.82       $12,907.86
05/31/98    $12,455.37   $12,583.14   $12,991.47      $13,047.38       $13,042.10
06/30/98    $12,568.05   $12,689.07   $13,108.96      $13,130.88       $13,151.65
07/31/98    $12,577.78   $12,690.93   $13,119.17      $13,176.84       $13,155.60
08/31/98    $12,796.47   $12,903.10   $13,347.13      $13,383.72       $13,314.78
09/30/98    $13,041.00   $13,141.19   $13,602.00      $13,719.65       $13,617.02
10/31/98    $12,892.44   $12,983.60   $13,447.28      $13,705.93       $13,467.24
11/30/98    $12,993.81   $13,077.63   $13,566.78      $13,704.56       $13,576.32

+ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.
THE RETURNS ABOVE ARE CALCULATED USING THE MAXIMUM 4.0% SALES CHARGE FOR CLASS A SHARES AND THE MAXIMUM 3.0% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER THE FOURTH YEAR) FOR CLASS B SHARES.
TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.
THE FUND IS PROFESSIONALLY MANAGED WHILE THE INDEX IS UNMANAGED AND IS NOT AVAILABLE FOR INVESTMENT.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (UNAUDITED)
(CONTINUED)  NOVEMBER 30, 1998

--------------------------------------------------------------------------------
 STRATEGIC INCOME FUND

The Strategic Income Fund posted significant results during the past two fiscal quarters. For the six-month period ending November 30, 1998, the Fund returned 5.27%, outpacing the fund composite benchmark, which returned 3.13%. The Fund benefited from a tactical asset allocation shift implemented on October 1, 1998, increasing the stock exposure of the fund to 25% of assets (from its base allocation of 20% stocks and 80% bonds). This shift increased results as stocks significantly outperformed bonds in the final two months of the period.

The past six months have brought increased volatility to both domestic and international markets. Investor sentiment temporarily turned gloomy, as corporate earnings became more disappointing, economic turmoil in Russia was again front-page news, and hedge fund bailouts drew attention. In addition, the disparity which existed between the returns of large and small capitalization stocks in the U.S. continued to be evident, with the S&P 500 Index (large cap stocks) generating a 7.47% return, while the Russell 2000 Index (small cap stocks) lost 12.35% during the same period. In a similar fashion to the domestic market, the 0.34% return of the MSCI EAFE Index (international stocks) doesn't convey the volatility experienced abroad. International stocks were again hammered in August and September, declining over 15%, only to regain lost ground in October and November.

The domestic bond market extended its record of strong performance, although with increased volatility, as interest rates continued to decline across the entire yield curve. Even with world uncertainty looming, the domestic economy continues to show signs of steady, non-inflationary growth. U.S. Treasuries were still the "safe haven" as investors surveyed the damage to the markets of Russia and Japan in the first three months of the period. The Lehman Brothers Aggregate Bond Index, a broad measure of bond returns in the U.S., returned 5.2% during the past six months, well above historic levels.

The Fund's performance was reflective of its underlying asset allocation. The Fund's equity allocation, which is comprised of large cap growth and value stocks, small company growth and value issues, and non-U.S. stocks, and normally makes up 20% of the Fund's assets, returned 2.74% over the period. The diversified bond style, comprising 55% of the Fund, gained 5.81%; this portfolio consists of high quality U.S. government and agency bonds, corporate issues, as well as asset-backed and mortgage-backed instruments. The 15% allocated to the stable income component contributed 3.19%. The remaining 10% of Fund assets are invested in cash and money market instruments, providing added liquidity and stability.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
  STRATEGIC INCOME FUND VS. STANDARD & POOR'S 500 INDEX ("S&P INDEX"), LEHMAN
                                    BROTHERS
          INTERMEDIATE GOVERNMENT/CORPORATE INDEX ("LEHMAN INDEX") AND
                     FUND COMPOSITE BENCHMARK ("BENCHMARK")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with two broad-based securities market indices and a peer based average. The Fund's total return includes operating expenses that reduce returns, while the total return of the Indices does not. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                    AVERAGE ANNUAL TOTAL RETURN
                                      AS OF NOVEMBER 30, 1998
                           ----------------------------------------------
                                                    LEHMAN
                            I SHARES*   S&P INDEX    INDEX    BENCHMARK+
                           -----------  ---------  ---------  -----------
ONE YEAR                        11.62%      23.67%      8.85%       8.58%
FIVE YEAR                        9.59%      22.95%      6.60%       8.04%
SINCE INCEPTION                  9.58%      17.91%      8.50%       8.80%
INCEPTION DATE                 5/1/89     4/30/89    4/30/89     4/30/89
VALUE NOVEMBER 30, 1998       $24,056     $48,565    $21,868     $22,449

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
            I SHARES     S&P INDEX    LEHMAN INDEX    BENCHMARK
04/30/89    $10,000.00   $10,000.00      $10,000.00   $10,000.00
05/31/89    $10,187.78   $10,355.60      $10,198.00   $10,190.75
06/30/89    $10,266.60   $10,344.77      $10,454.99   $10,313.01
07/31/89    $10,580.74   $11,277.97      $10,669.32   $10,616.05
08/31/89    $10,616.01   $11,497.71      $10,531.68   $10,616.11
09/30/89    $10,669.42   $11,450.89      $10,581.18   $10,669.34
10/31/89    $10,697.59   $11,185.34      $10,805.50   $10,687.27
11/30/89    $10,807.62   $11,412.52      $10,908.15   $10,785.50
12/31/89    $10,908.28   $11,686.19      $10,937.61   $10,866.99
01/31/90    $10,733.35   $10,902.05      $10,867.61   $10,669.60
02/28/90    $10,803.86   $11,043.50      $10,907.82   $10,721.25
03/31/90    $10,911.25   $11,335.92      $10,922.00   $10,791.77
04/30/90    $10,877.83   $11,053.54      $10,883.77   $10,705.49
05/31/90    $11,272.56   $12,128.96      $11,123.21   $11,078.76
06/30/90    $11,405.39   $12,047.19      $11,272.26   $11,173.66
07/31/90    $11,437.76   $12,008.69      $11,428.95   $11,251.53
08/31/90    $11,165.30   $10,924.55      $11,382.09   $10,944.60
09/30/90    $11,061.59   $10,393.61      $11,469.73   $10,807.96
10/31/90    $11,134.63   $10,349.68      $11,602.78   $10,846.44
11/30/90    $11,376.66   $11,017.37      $11,779.14   $11,092.22
12/31/90    $11,530.26   $11,324.10      $11,940.52   $11,250.10
01/31/91    $11,784.21   $11,816.03      $12,061.12   $11,460.87
02/28/91    $12,077.05   $12,660.03      $12,157.60   $11,746.12
03/31/91    $12,240.65   $12,966.29      $12,240.28   $11,877.10
04/30/91    $12,298.02   $12,996.76      $12,373.70   $11,978.29
05/31/91    $12,506.45   $13,555.88      $12,449.18   $12,139.98
06/30/91    $12,361.13   $12,935.29      $12,457.89   $12,014.89
07/31/91    $12,610.45   $13,537.70      $12,596.17   $12,245.43
08/31/91    $12,821.13   $13,857.49      $12,836.76   $12,469.48
09/30/91    $12,899.44   $13,625.51      $13,057.55   $12,597.81
10/31/91    $13,054.74   $13,807.93      $13,206.41   $12,729.86
11/30/91    $13,006.46   $13,253.41      $13,358.28   $12,688.43
12/31/91    $13,479.44   $14,766.55      $13,684.22   $13,189.13
01/31/92    $13,459.93   $14,491.36      $13,559.70   $13,130.44
02/29/92    $13,510.44   $14,679.31      $13,612.58   $13,219.54
03/31/92    $13,435.27   $14,394.09      $13,559.49   $13,129.60
04/30/92    $13,540.04   $14,816.16      $13,678.81   $13,222.37
05/31/92    $13,686.27   $14,888.61      $13,890.84   $13,389.32
06/30/92    $13,716.65   $14,667.21      $14,096.42   $13,423.96
07/31/92    $13,807.03   $15,266.28      $14,376.94   $13,678.07
08/31/92    $13,832.09   $14,954.08      $14,520.71   $13,695.28
09/30/92    $13,977.99   $15,129.87      $14,718.19   $13,824.41
10/31/92    $13,951.38   $15,181.81      $14,526.85   $13,738.26
11/30/92    $14,161.05   $15,697.34      $14,476.01   $13,862.04
12/31/92    $14,294.42   $15,889.93      $14,665.65   $14,037.62
01/31/93    $14,339.36   $16,022.66      $14,951.63   $14,229.59
02/28/93    $14,364.88   $16,240.95      $15,187.86   $14,394.56
03/31/93    $14,568.48   $16,583.60      $15,248.61   $14,552.55
04/30/93    $14,528.31   $16,182.78      $15,370.60   $14,572.23
05/31/93    $14,681.22   $16,614.40      $15,336.79   $14,681.13
06/30/93    $14,779.16   $16,662.92      $15,577.57   $14,834.91
07/31/93    $14,846.70   $16,595.88      $15,614.96   $14,903.55
08/31/93    $15,179.43   $17,224.29      $15,863.24   $15,218.63
09/30/93    $15,249.81   $17,088.32      $15,929.86   $15,267.80
10/31/93    $15,356.34   $17,441.52      $15,972.87   $15,385.50
11/30/93    $15,212.75   $17,276.03      $15,883.43   $15,244.92
12/31/93    $15,404.76   $17,484.97      $15,956.49   $15,420.16
01/31/94    $15,649.36   $18,078.84      $16,133.61   $15,668.49
02/28/94    $15,457.59   $17,588.55      $15,894.83   $15,450.77
03/31/94    $15,187.22   $16,822.74      $15,632.56   $15,110.98
04/30/94    $15,224.58   $17,038.64      $15,526.26   $15,085.44
05/31/94    $15,244.26   $17,317.55      $15,537.13   $15,102.88
06/30/94    $15,133.98   $16,893.44      $15,538.68   $15,007.48
07/31/94    $15,354.73   $17,447.77      $15,762.44   $15,239.69
08/31/94    $15,557.92   $18,161.87      $15,811.31   $15,422.87
09/30/94    $15,457.20   $17,718.54      $15,665.84   $15,271.82
10/31/94    $15,510.04   $18,115.29      $15,664.43   $15,330.78
11/30/94    $15,384.26   $17,456.44      $15,593.94   $15,170.68
12/31/94    $15,479.69   $17,714.85      $15,648.52   $15,256.62
01/31/95    $15,622.85   $18,173.87      $15,912.98   $15,421.09
02/28/95    $15,870.98   $18,881.46      $16,242.38   $15,729.45
03/31/95    $16,052.31   $19,437.72      $16,334.96   $15,909.08
04/30/95    $16,233.64   $20,009.72      $16,535.88   $16,135.67
05/31/95    $16,586.75   $20,807.88      $17,035.26   $16,565.30
06/30/95    $16,796.71   $21,290.83      $17,149.40   $16,741.23
07/31/95    $16,997.12   $21,996.50      $17,151.12   $16,915.74
08/31/95    $17,102.10   $22,051.58      $17,307.19   $17,049.25
09/30/95    $17,359.78   $22,981.69      $17,431.80   $17,276.60
10/31/95    $17,378.87   $22,899.62      $17,625.30   $17,350.05
11/30/95    $17,646.09   $23,903.89      $17,856.19   $17,651.30
12/31/95    $17,818.10   $24,364.32      $18,043.68   $17,867.79
01/31/96    $17,999.61   $25,192.59      $18,198.85   $18,053.61
02/29/96    $17,949.19   $25,426.80      $17,985.93   $17,979.72
03/31/96    $18,009.69   $25,671.66      $17,894.20   $17,993.33
04/30/96    $18,130.70   $26,049.76      $17,831.57   $18,077.52
05/31/96    $18,271.87   $26,720.51      $17,817.30   $18,175.61
06/30/96    $18,342.46   $26,822.34      $18,006.17   $18,279.63
07/31/96    $18,120.61   $25,637.87      $18,060.18   $18,098.64
08/31/96    $18,251.70   $26,179.44      $18,074.63   $18,239.90
09/30/96    $18,644.97   $27,651.62      $18,325.87   $18,627.17
10/31/96    $18,846.65   $28,414.00      $18,650.24   $18,897.01
11/30/96    $19,320.59   $30,559.85      $18,896.42   $19,350.44
12/31/96    $19,242.56   $29,954.46      $18,775.48   $19,245.83
01/31/97    $19,513.58   $31,824.82      $18,848.71   $19,480.53
02/28/97    $19,524.42   $32,074.64      $18,884.52   $19,526.08
03/31/97    $19,210.04   $30,759.26      $18,754.22   $19,268.24
04/30/97    $19,578.63   $32,593.96      $18,973.64   $19,570.29
05/31/97    $20,023.10   $34,577.08      $19,131.12   $20,017.19
06/30/97    $20,402.53   $36,125.33      $19,305.22   $20,366.51
07/31/97    $21,161.40   $38,998.92      $19,697.11   $20,366.51
08/31/97    $20,706.08   $36,815.76      $19,598.63   $20,101.55
09/30/97    $21,248.12   $38,830.84      $19,825.97   $20,556.26
10/31/97    $21,345.69   $37,535.44      $20,046.04   $20,536.94
11/30/97    $21,551.67   $39,271.57      $20,090.14   $20,675.36
12/31/97    $21,789.00   $39,945.51      $20,250.86   $20,863.96
01/31/98    $22,069.40   $40,386.86      $20,516.15   $21,062.17
02/28/98    $22,384.84   $43,298.07      $20,499.74   $21,353.77
03/31/98    $22,653.55   $45,513.55      $20,565.33   $21,623.68
04/30/98    $22,805.43   $45,971.28      $20,668.16   $21,732.84
05/31/98    $22,852.16   $45,181.95      $20,819.04   $21,768.96
06/30/98    $23,202.66   $47,015.79      $20,952.28   $21,964.58
07/31/98    $23,120.88   $46,516.49      $21,025.61   $21,921.79
08/31/98    $22,700.28   $39,799.51      $21,355.72   $21,430.94
09/30/98    $23,284.44   $42,349.34      $21,891.74   $21,906.81
10/31/98    $23,599.88   $45,791.03      $21,869.85   $22,131.82
11/30/98    $24,055.53   $48,565.19      $21,867.67   $22,449.41

* Prior to November 11, 1994, Norwest Investment Management managed a collective investment fund with investment objectives and polices that were, in all material respects, equivalent to the Fund. The performance of the Fund includes the performance of the predecessor collective investment fund for the periods before it became a mutual fund on November 11, 1994. The collective investment fund performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), nor subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.
+ Composite benchmark represents the appropriate base allocation percentages applied to the Lipper Universe averages of the underlying component portfolios. Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.
TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.
THE FUND IS PROFESSIONALLY MANAGED WHILE THE INDICES ARE UNMANAGED AND ARE NOT AVAILABLE FOR INVESTMENT.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (UNAUDITED)
(CONTINUED)  NOVEMBER 30, 1998

--------------------------------------------------------------------------------
 LIMITED TERM TAX-FREE FUND

The Limited Term Tax Free Fund outperformed its benchmark, the Lipper Short/Intermediate Municipal Debt Funds Average, for the six month period ending November 30, 1998 with a return of 3.00% versus 2.71% for the Average.
During the period, interest rates on municipal bonds declined 48 basis points in the 2-year range, 36 basis points in the 5-year range, and 25 basis points in the 10-year range. Most of this decline was driven by three 25 basis point eases by the Federal Reserve Board. We continue to find the best investment opportunities in bonds with unusual call features, in particular, mandatory sinking funds. We have added some credit risk to the fund, but we are generally unwilling to buy higher risk credits at current spreads. As is typically the case, the vast majority of the Fund's assets remain invested in municipal securities that are rated within the top four grades by a nationally recognized rating securities organization.
Our focus remains on three performance related goals: seeking to produce total return greater than our peers, to consistently pay a high tax free dividend, and to distribute the least amount of capital gains possible.
THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.
THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
   LIMITED TERM TAX-FREE FUND VS. LEHMAN 3-YEAR MUNICIPAL BOND INDEX ("LEHMAN
                                  INDEX") AND
      LIPPER SHORT INTERMEDIATE MUNICIPAL DEBT AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based securities market index and a peer based average. The Fund's total return includes operating expenses that reduce returns, while the total return of the Index does not. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                              AVERAGE ANNUAL TOTAL RETURN
                                AS OF NOVEMBER 30, 1998
                           ---------------------------------
                                       LEHMAN      LIPPER
                           I SHARES     INDEX     AVERAGE+
                           ---------  ---------  -----------
ONE YEAR                        5.90%      5.67%       5.07%
SINCE INCEPTION                 7.76%      5.62%       5.12%
INCEPTION DATE               10/1/96    9/30/96     9/30/96
VALUE NOVEMBER 30, 1998      $11,756    $11,257     $11,143

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
            I SHARES     LEHMAN INDEX   LIPPER AVERAGE
09/30/96    $10,000.00      $10,000.00       $10,000.00
10/31/96    $10,387.13      $10,070.00       $10,065.00
11/30/96    $10,536.75      $10,163.65       $10,164.64
12/31/96    $10,515.16      $10,168.73       $10,160.58
01/31/97    $10,555.29      $10,213.48       $10,190.04
02/28/97    $10,621.13      $10,263.52       $10,244.05
03/31/97    $10,566.35      $10,210.15       $10,177.46
04/30/97    $10,616.43      $10,254.05       $10,215.12
05/31/97    $10,698.75      $10,337.11       $10,296.84
06/30/97    $10,780.22      $10,398.10       $10,364.80
07/31/97    $10,977.16      $10,521.84       $10,492.29
08/31/97    $10,904.88      $10,500.80       $10,461.86
09/30/97    $10,997.71      $10,576.40       $10,533.00
10/31/97    $11,070.76      $10,622.94       $10,574.08
11/30/97    $11,100.81      $10,653.74       $10,605.80
12/31/97    $11,206.59      $10,726.19       $10,683.22
01/31/98    $11,280.83      $10,781.97       $10,750.53
02/28/98    $11,287.44      $10,819.70       $10,764.50
03/31/98    $11,329.74      $10,837.01       $10,778.50
04/30/98    $11,285.14      $10,821.84       $10,749.40
05/31/98    $11,413.81      $10,922.48       $10,849.37
06/30/98    $11,455.49      $10,959.62       $10,879.74
07/31/98    $11,487.98      $10,999.08       $10,906.94
08/31/98    $11,618.53      $11,105.77       $11,016.01
09/30/98    $11,715.06      $11,176.84       $11,096.43
10/31/98    $11,735.98      $11,230.49       $11,123.06
11/30/98    $11,755.83      $11,257.45       $11,143.08

+ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

THE FUND IS PROFESSIONALLY MANAGED WHILE THE INDEX IS UNMANAGED AND IS NOT AVAILABLE FOR INVESTMENT.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (UNAUDITED)
(CONTINUED)  NOVEMBER 30, 1998

--------------------------------------------------------------------------------
 TAX-FREE INCOME FUND

The Tax Free Income Fund outpaced its benchmark, the Lipper General Municipal Bond Funds Average, for the six month period ending November 30, 1998 with a return of 4.11% versus 3.17% for the Average.

During the period, interest rates on municipal bonds declined 25 basis points in the 10-year range and 15 basis points on long term bonds. In early October, however, interest rates declined to historical record low levels before rebounding. The fund began the fiscal year (June 1, 1998) positioned to benefit from declining interest rates. During the first week of October, we felt the market had risen to unsustainable levels and elected to sell over 9% of the funds holdings in an effort to lock in some of the funds' profits. This was the first shift of this magnitude made to the interest rate exposure of the fund in a number of years. By mid-November, prices had fallen and we reinvested the cash raised at much better prices. This shift turned out to be very beneficial to the performance of the fund.

Our focus remains on three performance related goals: seeking to produce total return greater than our peers, to consistently pay a high tax free dividend, and to distribute the least amount of capital gains possible.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. THE PERFORMANCE FOR ALL OTHER CLASSES WOULD BE LOWER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
   TAX-FREE INCOME FUND VS. LEHMAN BROTHERS 10-YEAR MUNICIPAL INDEX ("LEHMAN
                                    INDEX")
          AND LIPPER GENERAL MUNICIPAL DEBT AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------

The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based securities market index and a peer based average. The Fund's total return includes operating expenses and sales charges (if applicable) that reduce returns, while the total return of the Index does not. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                              AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 1998
                           ----------------------------------------------------------
                                                                 LEHMAN      LIPPER
                            A SHARES   B SHARES*   I SHARES**    INDEX      AVERAGE+
                           ----------  ----------  ----------  ----------  ----------
ONE YEAR                        4.17%       5.70%       8.40%       8.11%       6.82%
FIVE YEAR                       6.05%       6.10%       6.90%       7.01%       5.71%
SINCE INCEPTION                 6.65%       6.34%       7.11%       8.35%       7.26%
INCEPTION DATE                8/1/89      8/1/89      8/1/89     7/31/89     7/31/89
VALUE NOVEMBER 30, 1998      $18,238     $17,753     $18,999     $21,147     $19,238

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             A Shares    Lehman Index   Lipper Average
07/31/89    $9,600.00      $10,000.00       $10,000.00
08/31/89    $9,495.72       $9,941.00        $9,897.00
09/30/89    $9,453.29       $9,894.28        $9,867.31
10/31/89    $9,596.87      $10,007.07        $9,985.72
11/30/89    $9,759.18      $10,174.19       $10,143.49
12/31/89    $9,806.49      $10,278.98       $10,212.47
01/31/90    $9,756.20      $10,248.15       $10,104.21
02/28/90    $9,828.76      $10,319.88       $10,204.25
03/31/90    $9,837.45      $10,303.37       $10,201.19
04/30/90    $9,724.20      $10,372.41       $10,068.57
05/31/90    $9,945.86      $10,597.49       $10,332.37
06/30/90   $10,044.57      $10,697.10       $10,431.56
07/31/90   $10,195.97      $10,845.79       $10,604.72
08/31/90   $10,019.15      $10,689.61       $10,377.78
09/30/90   $10,076.49      $10,691.75       $10,392.31
10/31/90   $10,209.86      $10,926.97       $10,543.00
11/30/90   $10,373.51      $11,149.88       $10,791.81
12/31/90   $10,383.18      $11,176.64       $10,838.22
01/31/91   $10,530.15      $11,361.05       $10,971.53
02/28/91   $10,672.41      $11,458.76       $11,035.16
03/31/91   $10,620.53      $11,453.03       $11,058.34
04/30/91   $10,748.45      $11,611.08       $11,222.00
05/31/91   $10,857.29      $11,698.16       $11,323.00
06/30/91   $10,832.77      $11,684.13       $11,290.16
07/31/91   $10,942.84      $11,806.81       $11,455.00
08/31/91   $11,042.55      $11,966.20       $11,601.62
09/30/91   $11,152.07      $12,149.28       $11,750.12
10/31/91   $11,209.77      $12,247.69       $11,857.05
11/30/91   $11,220.00      $12,268.52       $11,872.46
12/31/91   $11,360.17      $12,529.83       $12,150.28
01/31/92   $11,409.05      $12,556.15       $12,145.42
02/29/92   $11,457.28      $12,537.31       $12,164.85
03/31/92   $11,486.75      $12,518.51       $12,172.15
04/30/92   $11,586.07      $12,637.43       $12,282.91
05/31/92   $11,688.54      $12,785.29       $12,454.88
06/30/92   $11,824.12      $13,006.48       $12,681.55
07/31/92   $12,025.84      $13,433.09       $13,133.02
08/31/92   $11,982.20      $13,274.58       $12,924.20
09/30/92   $12,059.58      $13,384.76       $12,974.61
10/31/92   $11,878.71      $13,248.23       $12,738.47
11/30/92   $12,051.15      $13,490.68       $13,065.85
12/31/92   $12,193.03      $13,647.17       $13,226.56
01/31/93   $12,267.50      $13,876.44       $13,374.70
02/28/93   $12,539.74      $14,384.32       $13,900.32
03/31/93   $12,456.59      $14,174.31       $13,739.08
04/30/93   $12,560.05      $14,308.96       $13,890.21
05/31/93   $12,607.86      $14,359.04       $13,970.77
06/30/93   $12,821.71      $14,641.92       $14,211.07
07/31/93   $12,838.29      $14,678.52       $14,211.07
08/31/93   $13,101.63      $14,982.37       $14,526.55
09/30/93   $13,212.25      $15,166.65       $14,697.97
10/31/93   $13,235.36      $15,190.92       $14,724.42
11/30/93   $13,047.59      $15,066.35       $14,571.29
12/31/93   $13,349.20      $15,387.26       $14,864.17
01/31/94   $13,539.60      $15,576.53       $15,030.65
02/28/94   $13,151.40      $15,149.73       $14,639.85
03/31/94   $12,615.65      $14,567.98       $13,989.84
04/30/94   $12,738.98      $14,751.54       $14,041.61
05/31/94   $12,826.95      $14,845.95       $14,167.98
06/30/94   $12,781.19      $14,782.11       $14,075.89
07/31/94   $12,964.88      $15,030.45       $14,323.62
08/31/94   $13,014.63      $15,089.07       $14,358.00
09/30/94   $12,837.69      $14,885.37       $14,122.53
10/31/94   $12,666.15      $14,668.04       $13,851.38
11/30/94   $12,425.41      $14,390.81       $13,554.96
12/31/94   $12,699.92      $14,649.85       $13,888.41
01/31/95   $13,037.83      $15,029.28       $14,300.90
02/28/95   $13,360.09      $15,454.61       $14,719.91
03/31/95   $13,443.36      $15,663.25       $14,853.86
04/30/95   $13,474.94      $15,682.04       $14,853.86
05/31/95   $13,907.59      $16,179.16       $15,315.82
06/30/95   $13,777.30      $16,078.85       $15,145.81
07/31/95   $13,895.70      $16,315.21       $15,242.75
08/31/95   $14,046.44      $16,537.10       $15,408.89
09/30/95   $14,126.38      $16,642.93       $15,499.80
10/31/95   $14,320.34      $16,834.33       $15,738.50
11/30/95   $14,656.67      $17,059.91       $16,043.83
12/31/95   $14,842.22      $17,163.97       $16,225.12
01/31/96   $14,968.11      $17,337.33       $16,304.63
02/29/96   $14,858.12      $17,122.35       $16,182.34
03/31/96   $14,664.06      $17,062.42       $15,926.66
04/30/96   $14,628.81      $17,014.64       $15,851.81
05/31/96   $14,643.16      $17,176.28       $15,859.73
06/30/96   $14,765.84      $17,341.18       $16,008.81
07/31/96   $14,956.08      $17,507.65       $16,148.09
08/31/96   $14,924.26      $17,507.65       $16,140.02
09/30/96   $15,123.43      $17,687.98       $16,370.82
10/31/96   $15,330.75      $17,910.85       $16,547.62
11/30/96   $15,584.03      $18,272.65       $16,837.21
12/31/96   $15,545.85      $18,190.42       $16,763.12
01/31/97   $15,572.44      $18,261.36       $16,763.12
02/28/97   $15,713.70      $18,433.02       $16,908.96
03/31/97   $15,483.61      $18,186.02       $16,687.45
04/30/97   $15,648.40      $18,320.59       $16,827.63
05/31/97   $15,878.29      $18,580.75       $17,069.95
06/30/97   $16,041.81      $18,785.13       $17,262.84
07/31/97   $16,540.87      $19,313.00       $17,785.90
08/31/97   $16,340.51      $19,125.66       $17,577.81
09/30/97   $16,553.76      $19,368.56       $17,795.77
10/31/97   $16,673.79      $19,471.21       $17,907.88
11/30/97   $16,808.63      $19,560.78       $18,009.96
12/31/97   $17,141.13      $19,869.84       $18,296.32
01/31/98   $17,280.02      $20,090.39       $18,470.13
02/28/98   $17,264.78      $20,088.38       $18,459.05
03/31/98   $17,289.27      $20,074.32       $18,462.74
04/30/98   $17,130.31      $19,963.91       $18,348.27
05/31/98   $17,518.81      $20,303.30       $18,647.35
06/30/98   $17,590.57      $20,378.42       $18,708.89
07/31/98   $17,614.98      $20,411.03       $18,735.08
08/31/98   $17,940.68      $20,766.18       $19,025.47
09/30/98   $18,214.23      $21,075.60       $19,251.88
10/31/98   $18,117.06      $21,084.03       $19,180.64
11/30/98   $18,238.31      $21,147.28       $19,238.19

* 8/6/93 was the inception date of Class B shares of the Fund. Returns prior to that date are for Class A shares, adjusted for Class B share expenses.
** 8/2/93 was the inception date of Class I shares of the Fund. Returns prior to that date are for Class A shares.
+ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.
THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF A SHARES (THE SOLE CLASS OF SHARES PRIOR TO THE INCEPTION OF THE OTHER CLASSES). PERFORMANCE OF THE OTHER CLASSES WILL BE GREATER OR LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.
THE RETURNS ABOVE ARE CALCULATED USING THE MAXIMUM 4.0% SALES CHARGE FOR CLASS A SHARES AND THE MAXIMUM 3.0% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER THE FOURTH YEAR) FOR CLASS B SHARES.
TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.
THE FUND IS PROFESSIONALLY MANAGED WHILE THE INDEX IS UNMANAGED AND IS NOT AVAILABLE FOR INVESTMENT.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (UNAUDITED)
(CONTINUED)  NOVEMBER 30, 1998

--------------------------------------------------------------------------------
 COLORADO TAX-FREE FUND

The Colorado Tax Free Fund outperformed its benchmark, the Lipper Colorado Municipal Bond Funds Average, for the six month period ending November 30, 1998 with a return of 3.72% versus 3.40% for the Average.
During the period, interest rates on municipal bonds declined 25 basis points in the 10-year range and 15 basis points on long term bonds. In early October, however, interest rates declined to historical record low levels before rebounding. The fund began the fiscal year (June 1, 1998) positioned to benefit from declining interest rates. During the first week of October, we felt the market had risen to unsustainable levels and elected to sell over 7% of the funds holdings in an effort to lock in some of the funds' profits. This was the first shift of this magnitude made to the interest rate exposure of the fund in a number of years. By mid-November, prices had fallen and we reinvested the cash raised at much better prices. This shift turned out to be very beneficial to the performance of the fund.
Our focus remains on three performance related goals: seeking to produce total return greater than our peers, to consistently pay a high tax free dividend, and to distribute the least amount of capital gains possible.
THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.
THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. THE PERFORMANCE FOR ALL OTHER CLASSES WOULD BE LOWER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
  COLORADO TAX-FREE FUND VS. LEHMAN BROTHERS 10-YEAR MUNICIPAL INDEX ("LEHMAN
                                    INDEX")
         AND LIPPER COLORADO MUNICIPAL DEBT AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based securities market index and a peer based average. The Fund's total return includes operating expenses and sales charges (if applicable) that reduce returns, while the total return of the Index does not. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                 AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 1998
                           ----------------------------------------------------------

                                                                 LEHMAN      LIPPER
                            A SHARES   B SHARES*   I SHARES*     INDEX      AVERAGE+
                           ----------  ----------  ----------  ----------  ----------
ONE YEAR                        3.52%       4.92%       7.73%       8.11%       7.07%
FIVE YEAR                       5.79%       5.86%       6.66%       7.01%       5.92%
SINCE INCEPTION                 6.01%       6.02%       6.80%       7.29%       6.23%
INCEPTION DATE                6/1/93      6/1/93      6/1/93     5/31/93     5/31/93
VALUE NOVEMBER 30, 1998      $13,786     $13,798     $14,360     $14,728     $13,943

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
            A SHARES     LEHMAN INDEX   LIPPER AVERAGE
05/31/93     $9,600.00      $10,000.00       $10,000.00
06/30/93     $9,736.01      $10,197.00       $10,156.00
07/31/93     $9,721.97      $10,222.49       $10,186.47
08/31/93     $9,974.97      $10,434.10       $10,387.14
09/30/93    $10,113.77      $10,562.44       $10,514.90
10/31/93    $10,108.94      $10,579.34       $10,539.09
11/30/93     $9,985.20      $10,492.59       $10,454.77
12/31/93    $10,229.25      $10,716.08       $10,651.32
01/31/94    $10,389.09      $10,847.89       $10,790.86
02/28/94    $10,079.77      $10,550.65       $10,505.98
03/31/94     $9,667.55      $10,145.51       $10,062.63
04/30/94     $9,695.05      $10,273.34       $10,091.81
05/31/94     $9,794.04      $10,339.09       $10,192.73
06/30/94     $9,722.05      $10,294.63       $10,116.28
07/31/94     $9,884.75      $10,467.58       $10,305.45
08/31/94     $9,915.86      $10,508.41       $10,319.88
09/30/94     $9,764.48      $10,366.54       $10,158.89
10/31/94     $9,608.45      $10,215.19        $9,972.98
11/30/94     $9,432.52      $10,022.13        $9,761.56
12/31/94     $9,622.78      $10,202.52        $9,993.88
01/31/95     $9,818.25      $10,466.77       $10,290.70
02/28/95    $10,076.67      $10,762.98       $10,580.90
03/31/95    $10,165.27      $10,908.28       $10,654.96
04/30/95    $10,194.92      $10,921.37       $10,668.82
05/31/95    $10,526.07      $11,267.58       $10,997.42
06/30/95    $10,445.52      $11,197.72       $10,891.84
07/31/95    $10,563.28      $11,362.32       $10,969.17
08/31/95    $10,717.17      $11,516.85       $11,088.74
09/30/95    $10,776.14      $11,590.56       $11,151.94
10/31/95    $10,930.54      $11,723.85       $11,327.03
11/30/95    $11,119.04      $11,880.95       $11,519.59
12/31/95    $11,258.20      $11,953.42       $11,652.06
01/31/96    $11,339.51      $12,074.15       $11,721.97
02/29/96    $11,253.40      $11,924.43       $11,652.82
03/31/96    $11,115.53      $11,882.70       $11,487.35
04/30/96    $11,055.11      $11,849.43       $11,451.73
05/31/96    $11,089.32      $11,962.00       $11,467.77
06/30/96    $11,226.98      $12,076.83       $11,567.54
07/31/96    $11,358.95      $12,192.77       $11,663.55
08/31/96    $11,337.58      $12,192.77       $11,669.38
09/30/96    $11,522.68      $12,318.35       $11,811.75
10/31/96    $11,656.49      $12,473.57       $11,936.95
11/30/96    $11,812.38      $12,725.53       $12,126.75
12/31/96    $11,807.52      $12,668.27       $12,094.00
01/31/97    $11,873.29      $12,717.67       $12,108.52
02/28/97    $11,955.27      $12,837.22       $12,209.02
03/31/97    $11,794.03      $12,665.20       $12,067.39
04/30/97    $11,904.08      $12,758.92       $12,163.93
05/31/97    $12,087.06      $12,940.10       $12,323.28
06/30/97    $12,209.04      $13,082.44       $12,478.55
07/31/97    $12,606.60      $13,450.06       $12,847.92
08/31/97    $12,409.78      $13,319.59       $12,715.59
09/30/97    $12,581.57      $13,488.75       $12,865.63
10/31/97    $12,707.68      $13,560.24       $12,960.84
11/30/97    $12,784.73      $13,622.62       $13,023.05
12/31/97    $13,022.68      $13,837.86       $13,228.81
01/31/98    $13,139.20      $13,991.46       $13,363.75
02/28/98    $13,139.64      $13,990.06       $13,351.72
03/31/98    $13,144.90      $13,980.26       $13,357.06
04/30/98    $13,025.87      $13,903.37       $13,275.58
05/31/98    $13,290.86      $14,139.73       $13,485.33
06/30/98    $13,343.64      $14,192.05       $13,531.18
07/31/98    $13,361.38      $14,214.75       $13,558.25
08/31/98    $13,591.40      $14,462.09       $13,758.91
09/30/98    $13,795.16      $14,677.58       $13,922.64
10/31/98    $13,683.54      $14,683.45       $13,889.23
11/30/98    $13,785.55      $14,727.50       $13,943.39

* 8/2/93 was the inception date of Class B shares of the Fund. Returns prior to that date are for Class A shares, adjusted for Class B share expenses.
** 8/23/93 was the inception date of Class I shares of the Fund. Returns prior to that date are for Class A shares.
+ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.
THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF A SHARES (THE SOLE CLASS OF SHARES PRIOR TO THE INCEPTION OF THE OTHER CLASSES). PERFORMANCE OF THE OTHER CLASSES WILL BE GREATER OR LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.
THE RETURNS ABOVE ARE CALCULATED USING THE MAXIMUM 4.0% SALES CHARGE FOR CLASS A SHARES AND THE MAXIMUM 3.0% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER THE FOURTH YEAR) FOR CLASS B SHARES.
TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.
THE FUND IS PROFESSIONALLY MANAGED WHILE THE INDEX IS UNMANAGED AND IS NOT AVAILABLE FOR INVESTMENT.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (UNAUDITED)
(CONTINUED)  NOVEMBER 30, 1998

--------------------------------------------------------------------------------
 MINNESOTA INTERMEDIATE TAX-FREE FUND

For the six month period ending November 30, 1998, the Fund achieved a total return of 3.27% compared to 3.06% total return for the Lipper Other States Intermediate Municipal Debt Average.

We continued to have the expectation that interest rates would decline modestly from the levels that existed at the end of May 1998. Our management strategy for the Fund, therefore, emphasized municipal issues that would perform well in a declining interest rate environment. Indeed, yields for high quality long municipals declined approximately fifteen basis points for the period as a whole. Except for the more significant yield declines that occurred during August and September, most of the period was characterized by rate stability. Return for the period reflects the type of market that evolved: six months of market income plus a modest amount of price appreciation per share.

We have three primary concerns in managing the Fund: credit quality, duration and convexity. We accept a prudent level of credit risk as a way to enhance portfolio yield. With our interest rate outlook in mind, we manage the portfolio's duration and convexity seeking to produce optimum price performance. Duration is a measure of the price volatility of the portfolio. Convexity estimates upside price performance compared to downside price risk given an equal change in interest rates in either direction. Simply put, we seek to minimize holdings with downside price risk that exceeds the upside price potential.

In early October, when yields on high grade long municipals briefly touched 4.65%, we swapped out of some longer holdings, increasing our cash position and adding more short duration issues. At that time we pared the portfolio's duration by about one-half year.

Our outlook for interest rates remains fairly positive with inflation as non-threatening as it is. However, the probability of declining rates is not as great as earlier in the year because the U.S. economy has remained quite strong even in the face of the global economic turmoil.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.
THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
 MINNESOTA INTERMEDIATE TAX-FREE FUND VS. LEHMAN BROTHERS MUNICIPAL BOND INDEX ("LEHMAN INDEX") AND LIPPER OTHER STATE INTERMEDIATE MUNICIPAL AVERAGE ("LIPPER
                                   AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based securities market index and a peer based average. The Fund's total return includes operating expenses that reduce returns, while the total return of the Index does not. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                AVERAGE ANNUAL TOTAL RETURN
                                  AS OF NOVEMBER 30, 1998
                           -------------------------------------

                                          LEHMAN       LIPPER
                            I SHARES*      INDEX      AVERAGE+
                           -----------  -----------  -----------
ONE YEAR                         6.66%        7.77%        6.09%
FIVE YEAR                        5.55%        6.62%        5.03%
TEN YEAR                         6.77%        8.30%        6.54%
VALUE NOVEMBER 30, 1998       $19,263      $22,199      $18,845

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
            I SHARES     LEHMAN INDEX   LIPPER AVERAGE
11/30/88    $10,000.00      $10,000.00       $10,000.00
12/31/88    $10,046.97      $10,102.00       $10,044.00
01/31/89    $10,178.20      $10,311.11       $10,118.33
02/28/89    $10,111.98      $10,193.56       $10,098.09
03/31/89    $10,086.87      $10,169.10       $10,095.06
04/30/89    $10,260.14      $10,410.11       $10,188.94
05/31/89    $10,430.61      $10,626.64       $10,319.36
06/30/89    $10,566.27      $10,771.16       $10,421.52
07/31/89    $10,684.44      $10,917.65       $10,506.98
08/31/89    $10,705.88      $10,810.66       $10,519.59
09/30/89    $10,622.78      $10,778.22       $10,524.85
10/31/89    $10,753.75      $10,909.72       $10,614.31
11/30/89    $10,869.51      $11,100.64       $10,692.86
12/31/89    $10,976.19      $11,191.66       $10,750.60
01/31/90    $10,949.29      $11,139.06       $10,773.17
02/28/90    $11,038.31      $11,238.20       $10,852.89
03/31/90    $11,041.14      $11,241.57       $10,862.66
04/30/90    $10,996.81      $11,160.63       $10,822.47
05/31/90    $11,175.59      $11,403.93       $10,979.40
06/30/90    $11,261.82      $11,504.29       $11,055.15
07/31/90    $11,389.96      $11,673.40       $11,174.55
08/31/90    $11,313.32      $11,504.14       $11,113.09
09/30/90    $11,340.82      $11,511.04       $11,150.87
10/31/90    $11,483.40      $11,719.39       $11,290.26
11/30/90    $11,658.67      $11,954.95       $11,448.32
12/31/90    $11,708.72      $12,007.55       $11,496.41
01/31/91    $11,837.86      $12,168.45       $11,611.37
02/28/91    $11,937.75      $12,274.32       $11,722.84
03/31/91    $11,947.77      $12,279.23       $11,739.25
04/30/91    $12,047.70      $12,442.54       $11,861.34
05/31/91    $12,146.36      $12,553.28       $11,934.88
06/30/91    $12,148.05      $12,540.73       $11,922.95
07/31/91    $12,243.67      $12,693.72       $12,038.60
08/31/91    $12,356.84      $12,861.28       $12,158.98
09/30/91    $12,460.24      $13,028.48       $12,281.79
10/31/91    $12,531.39      $13,145.73       $12,382.50
11/30/91    $12,590.98      $13,182.54       $12,418.41
12/31/91    $12,738.83      $13,465.97       $12,658.09
01/31/92    $12,800.28      $13,496.94       $12,707.45
02/29/92    $12,828.55      $13,500.99       $12,727.78
03/31/92    $12,832.75      $13,506.39       $12,709.96
04/30/92    $12,918.81      $13,626.59       $12,797.66
05/31/92    $13,025.13      $13,787.39       $12,935.88
06/30/92    $13,162.34      $14,019.02       $13,104.04
07/31/92    $13,437.57      $14,439.59       $13,491.92
08/31/92    $13,366.01      $14,298.08       $13,343.51
09/30/92    $13,446.65      $14,391.02       $13,414.23
10/31/92    $13,378.70      $14,249.98       $13,277.41
11/30/92    $13,562.29      $14,505.06       $13,511.09
12/31/92    $13,670.24      $14,653.01       $13,628.64
01/31/93    $13,792.16      $14,822.99       $13,808.54
02/28/93    $14,093.84      $15,359.58       $14,240.74
03/31/93    $13,968.70      $15,196.77       $14,048.49
04/30/93    $14,063.74      $15,350.25       $14,162.29
05/31/93    $14,123.16      $15,436.21       $14,200.52
06/30/93    $14,295.61      $15,694.00       $14,410.69
07/31/93    $14,302.76      $15,714.40       $14,393.40
08/31/93    $14,604.90      $16,041.26       $14,651.04
09/30/93    $14,752.58      $16,224.13       $14,831.25
10/31/93    $14,773.98      $16,254.96       $14,846.08
11/30/93    $14,702.36      $16,111.91       $14,742.16
12/31/93    $14,909.73      $16,451.87       $14,986.88
01/31/94    $15,065.11      $16,639.43       $15,144.24
02/28/94    $14,768.56      $16,208.47       $14,792.89
03/31/94    $14,439.91      $15,548.78       $14,378.69
04/30/94    $14,484.06      $15,680.95       $14,452.02
05/31/94    $14,554.49      $15,817.37       $14,551.74
06/30/94    $14,518.10      $15,720.88       $14,490.62
07/31/94    $14,652.87      $16,008.58       $14,681.90
08/31/94    $14,732.50      $16,064.61       $14,739.16
09/30/94    $14,595.66      $15,828.46       $14,577.03
10/31/94    $14,397.17      $15,546.71       $14,397.73
11/30/94    $14,115.36      $15,265.31       $14,190.40
12/31/94    $14,449.24      $15,601.15       $14,423.13
01/31/95    $14,727.02      $16,047.34       $14,710.15
02/28/95    $15,088.08      $16,514.32       $15,014.65
03/31/95    $15,199.06      $16,704.24       $15,157.29
04/30/95    $15,242.84      $16,724.28       $15,187.60
05/31/95    $15,592.97      $17,257.79       $15,542.99
06/30/95    $15,541.25      $17,107.64       $15,483.93
07/31/95    $15,686.06      $17,270.17       $15,632.57
08/31/95    $15,843.72      $17,489.50       $15,785.77
09/30/95    $15,902.75      $17,599.68       $15,852.07
10/31/95    $16,078.26      $17,854.88       $16,004.25
11/30/95    $16,248.71      $18,151.27       $16,177.10
12/31/95    $16,376.59      $18,325.52       $16,280.63
01/31/96    $16,497.11      $18,464.79       $16,412.51
02/29/96    $16,451.54      $18,339.23       $16,351.78
03/31/96    $16,285.61      $18,104.49       $16,160.46
04/30/96    $16,263.06      $18,053.80       $16,129.76
05/31/96    $16,256.93      $18,046.58       $16,112.02
06/30/96    $16,358.27      $18,243.28       $16,215.13
07/31/96    $16,504.64      $18,409.30       $16,352.96
08/31/96    $16,510.74      $18,405.62       $16,352.96
09/30/96    $16,664.70      $18,663.29       $16,487.06
10/31/96    $16,808.84      $18,874.19       $16,638.74
11/30/96    $17,041.60      $19,219.59       $16,876.67
12/31/96    $16,999.47      $19,138.87       $16,829.42
01/31/97    $17,031.91      $19,175.23       $16,864.76
02/28/97    $17,162.79      $19,351.64       $16,981.12
03/31/97    $16,984.48      $19,094.26       $16,804.52
04/30/97    $17,099.95      $19,254.66       $16,886.86
05/31/97    $17,292.46      $19,543.48       $17,086.13
06/30/97    $17,451.86      $19,752.59       $17,238.19
07/31/97    $17,856.87      $20,299.74       $17,601.92
08/31/97    $17,697.36      $20,108.92       $17,450.54
09/30/97    $17,891.71      $20,348.22       $17,623.30
10/31/97    $18,003.51      $20,478.45       $17,699.08
11/30/97    $18,060.53      $20,599.27       $17,762.80
12/31/97    $18,291.25      $20,900.02       $17,990.16
01/31/98    $18,441.96      $21,115.29       $18,132.29
02/28/98    $18,457.60      $21,121.62       $18,130.47
03/31/98    $18,461.77      $21,140.63       $18,128.66
04/30/98    $18,371.71      $21,045.50       $18,036.20
05/31/98    $18,653.67      $21,378.02       $18,285.10
06/30/98    $18,710.68      $21,461.39       $18,328.99
07/31/98    $18,751.49      $21,515.05       $18,365.65
08/31/98    $19,035.38      $21,848.53       $18,630.11
09/30/98    $19,223.71      $22,121.64       $18,820.14
10/31/98    $19,206.55      $22,121.64       $18,814.49
11/30/98    $19,262.80      $22,199.06       $18,844.60

* Prior to October 1, 1997, Norwest Investment Management managed a common trust fund with an investment objective and polices that were, in all material respects, equivalent to the Fund. The performance of the Fund includes the performance of the predecessor common trust fund for periods before it became a mutual fund on October 1, 1997. The common trust fund performance was adjusted to reflect the Fund's 1997 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The common trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.
+ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.
TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.
THE FUND IS PROFESSIONALLY MANAGED WHILE THE INDEX IS UNMANAGED AND IS NOT AVAILABLE FOR INVESTMENT.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (UNAUDITED)
(CONTINUED)  NOVEMBER 30, 1998

--------------------------------------------------------------------------------
 MINNESOTA TAX-FREE FUND

For the six-month period ending November 30, 1998, the Fund achieved a total return of 3.56% compared to 3.26% total return for the Lipper Minnesota Municipal Debt average.

We continued to have the expectation that interest rates would decline modestly from the levels that existed at the end of May 1998. Our management strategy for the Fund, therefore, emphasized municipal issues that would perform well in a declining interest rate environment. Indeed, yields for high quality long municipals declined approximately fifteen basis points for the period as a whole. Except for the more significant yield declines that occurred during August and September, most of the period was characterized by rate stability. Return for the period reflects the type of market that evolved: six months of market income plus a modest amount of price appreciation per share.

We have three primary concerns in managing the Fund: credit quality, duration and convexity. We accept a prudent level of credit risk as a way to enhance portfolio yield. With our interest rate outlook in mind, we manage the portfolio's duration and convexity seeking to produce optimum price performance. Duration is a measure of the price volatility of the portfolio. Convexity estimates upside price performance compared to downside price risk given an equal change in interest rates in either direction. Simply put, we seek to minimize holdings with downside price risk that exceeds the upside price potential.

In early October, when yields on high-grade long municipals briefly touched 4.65%, we swapped out of some long holdings, increasing our cash position and adding some short duration issues. At that time we pared the portfolio's duration by about one year.

Our outlook for interest rates remains fairly positive with inflation as non-threatening as it is. However, the probability of declining rates is not as great as earlier in the year because the U.S. economy has remained quite strong even in the face of the global economic turmoil.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. THE PERFORMANCE OF ALL OTHER CLASSES WOULD BE LOWER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
      MINNESOTA TAX-FREE FUND VS. LEHMAN BROTHERS 10-YEAR MUNICIPAL INDEX ("LEHMAN INDEX") AND LIPPER MINNESOTA MUNICIPAL DEBT AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based securities market index and a peer based average. The Fund's total return includes operating expenses and sales charges (if applicable) that reduce returns, while the total return of the Index does not. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                 AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 1998
                           ---------------------------------------------------------------

                                                                    LEHMAN       LIPPER
                            A SHARES     B SHARES*   I SHARES**      INDEX      AVERAGE+
                           -----------  -----------  -----------  -----------  -----------
ONE YEAR                         3.40%        4.91%        7.71%        8.11%        6.64%
FIVE YEAR                        5.34%        5.41%        6.19%        7.01%        5.33%
TEN YEAR                         6.87%        6.49%        7.31%        8.62%        7.21%
VALUE NOVEMBER 30, 1998       $19,449      $18,768      $20,259      $22,866      $20,069

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
            A SHARES     LEHMAN INDEX   LIPPER AVERAGE
11/30/88     $9,600.00      $10,000.00       $10,000.00
08/31/89     $9,495.72       $9,941.00        $9,897.00
09/30/89     $9,453.29       $9,894.28        $9,867.31
10/31/89     $9,596.87      $10,007.07        $9,985.72
11/30/89     $9,759.18      $10,174.19       $10,143.49
12/31/89     $9,806.49      $10,278.98       $10,212.47
01/31/90     $9,756.20      $10,248.15       $10,104.21
02/28/90     $9,828.76      $10,319.88       $10,204.25
03/31/90     $9,837.45      $10,303.37       $10,201.19
04/30/90     $9,724.20      $10,372.41       $10,068.57
05/31/90     $9,945.86      $10,597.49       $10,332.37
06/30/90    $10,044.57      $10,697.10       $10,431.56
07/31/90    $10,195.97      $10,845.79       $10,604.72
08/31/90    $10,019.15      $10,689.61       $10,377.78
09/30/90    $10,076.49      $10,691.75       $10,392.31
10/31/90    $10,209.86      $10,926.97       $10,543.00
11/30/90    $10,373.51      $11,149.88       $10,791.81
12/31/90    $10,383.18      $11,176.64       $10,838.22
01/31/91    $10,530.15      $11,361.05       $10,971.53
02/28/91    $10,672.41      $11,458.76       $11,035.16
03/31/91    $10,620.53      $11,453.03       $11,058.34
04/30/91    $10,748.45      $11,611.08       $11,222.00
05/31/91    $10,857.29      $11,698.16       $11,323.00
06/30/91    $10,832.77      $11,684.13       $11,290.16
07/31/91    $10,942.84      $11,806.81       $11,455.00
08/31/91    $11,042.55      $11,966.20       $11,601.62
09/30/91    $11,152.07      $12,149.28       $11,750.12
10/31/91    $11,209.77      $12,247.69       $11,857.05
11/30/91    $11,220.00      $12,268.52       $11,872.46
12/31/91    $11,360.17      $12,529.83       $12,150.28
01/31/92    $11,409.05      $12,556.15       $12,145.42
02/29/92    $11,457.28      $12,537.31       $12,164.85
03/31/92    $11,486.75      $12,518.51       $12,172.15
04/30/92    $11,586.07      $12,637.43       $12,282.91
05/31/92    $11,688.54      $12,785.29       $12,454.88
06/30/92    $11,824.12      $13,006.48       $12,681.55
07/31/92    $12,025.84      $13,433.09       $13,133.02
08/31/92    $11,982.20      $13,274.58       $12,924.20
09/30/92    $12,059.58      $13,384.76       $12,974.61
10/31/92    $11,878.71      $13,248.23       $12,738.47
11/30/92    $12,051.15      $13,490.68       $13,065.85
12/31/92    $12,193.03      $13,647.17       $13,226.56
01/31/93    $12,267.50      $13,876.44       $13,374.70
02/28/93    $12,539.74      $14,384.32       $13,900.32
03/31/93    $12,456.59      $14,174.31       $13,739.08
04/30/93    $12,560.05      $14,308.96       $13,890.21
05/31/93    $12,607.86      $14,359.04       $13,970.77
06/30/93    $12,821.71      $14,641.92       $14,211.07
07/31/93    $12,838.29      $14,678.52       $14,211.07
08/31/93    $13,101.63      $14,982.37       $14,526.55
09/30/93    $13,212.25      $15,166.65       $14,697.97
10/31/93    $13,235.36      $15,190.92       $14,724.42
11/30/93    $13,047.59      $15,066.35       $14,571.29
12/31/93    $13,349.20      $15,387.26       $14,864.17
01/31/94    $13,539.60      $15,576.53       $15,030.65
02/28/94    $13,151.40      $15,149.73       $14,639.85
03/31/94    $12,615.65      $14,567.98       $13,989.84
04/30/94    $12,738.98      $14,751.54       $14,041.61
05/31/94    $12,826.95      $14,845.95       $14,167.98
06/30/94    $12,781.19      $14,782.11       $14,075.89
07/31/94    $12,964.88      $15,030.45       $14,323.62
08/31/94    $13,014.63      $15,089.07       $14,358.00
09/30/94    $12,837.69      $14,885.37       $14,122.53
10/31/94    $12,666.15      $14,668.04       $13,851.38
11/30/94    $12,425.41      $14,390.81       $13,554.96
12/31/94    $12,699.92      $14,649.85       $13,888.41
01/31/95    $13,037.83      $15,029.28       $14,300.90
02/28/95    $13,360.09      $15,454.61       $14,719.91
03/31/95    $13,443.36      $15,663.25       $14,853.86
04/30/95    $13,474.94      $15,682.04       $14,853.86
05/31/95    $13,907.59      $16,179.16       $15,315.82
06/30/95    $13,777.30      $16,078.85       $15,145.81
07/31/95    $13,895.70      $16,315.21       $15,242.75
08/31/95    $14,046.44      $16,537.10       $15,408.89
09/30/95    $14,126.38      $16,642.93       $15,499.80
10/31/95    $14,320.34      $16,834.33       $15,738.50
11/30/95    $14,656.67      $17,059.91       $16,043.83
12/31/95    $14,842.22      $17,163.97       $16,225.12
01/31/96    $14,968.11      $17,337.33       $16,304.63
02/29/96    $14,858.12      $17,122.35       $16,182.34
03/31/96    $14,664.06      $17,062.42       $15,926.66
04/30/96    $14,628.81      $17,014.64       $15,851.81
05/31/96    $14,643.16      $17,176.28       $15,859.73
06/30/96    $14,765.84      $17,341.18       $16,008.81
07/31/96    $14,956.08      $17,507.65       $16,148.09
08/31/96    $14,924.26      $17,507.65       $16,140.02
09/30/96    $15,123.43      $17,687.98       $16,370.82
10/31/96    $15,330.75      $17,910.85       $16,547.62
11/30/96    $15,584.03      $18,272.65       $16,837.21
12/31/96    $15,545.85      $18,190.42       $16,763.12
01/31/97    $15,572.44      $18,261.36       $16,763.12
02/28/97    $15,713.70      $18,433.02       $16,908.96
03/31/97    $15,483.61      $18,186.02       $16,687.45
04/30/97    $15,648.40      $18,320.59       $16,827.63
05/31/97    $15,878.29      $18,580.75       $17,069.95
06/30/97    $16,041.81      $18,785.13       $17,262.84
07/31/97    $16,540.87      $19,313.00       $17,785.90
08/31/97    $16,340.51      $19,125.66       $17,577.81
09/30/97    $16,553.76      $19,368.56       $17,795.77
10/31/97    $16,673.79      $19,471.21       $17,907.88
11/30/97    $16,808.63      $19,560.78       $18,009.96
12/31/97    $17,141.13      $19,869.84       $18,296.32
01/31/98    $17,280.02      $20,090.39       $18,470.13
02/28/98    $17,264.78      $20,088.38       $18,459.05
03/31/98    $17,289.27      $20,074.32       $18,462.74
04/30/98    $17,130.31      $19,963.91       $18,348.27
05/31/98    $17,518.81      $20,303.30       $18,647.35
06/30/98    $17,590.57      $20,378.42       $18,708.89
07/31/98    $17,614.98      $20,411.03       $18,735.08
08/31/98    $17,940.68      $20,766.18       $19,025.47
09/30/98    $18,214.23      $21,075.60       $19,251.88
10/31/98    $18,117.06      $21,084.03       $19,180.64
11/30/98    $18,238.31      $21,147.28       $19,238.19

* 8/6/93 was the inception date of Class B shares of the Fund. Returns prior to that date are for Class A shares, adjusted for Class B share expenses.

** 8/2/93 was the inception date of Class I shares of the Fund. Returns prior to that date are for Class A shares.

+ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF A SHARES (THE SOLE CLASS OF SHARES PRIOR TO THE INCEPTION OF THE OTHER CLASSES). PERFORMANCE OF THE OTHER CLASSES WILL BE GREATER OR LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.

THE RETURNS ABOVE ARE CALCULATED USING THE MAXIMUM 4.0% SALES CHARGE FOR CLASS A SHARES AND THE MAXIMUM 3.0% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER THE FOURTH YEAR) FOR CLASS B SHARES.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

THE FUND IS PROFESSIONALLY MANAGED WHILE THE INDEX IS UNMANAGED AND IS NOT AVAILABLE FOR INVESTMENT.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (UNAUDITED)
(CONTINUED)  NOVEMBER 30, 1998

--------------------------------------------------------------------------------
 MODERATE BALANCED FUND

The Moderate Balanced Fund posted significant results during the past two fiscal quarters. For the six-month period ending November 30, 1998, the Fund returned 5.83%, outpacing the fund composite benchmark, which returned 2.64%. The Fund benefited from a tactical asset allocation shift implemented on October 1, 1998, increasing the stock exposure of the fund to 50% of assets (from its base allocation of 40% stocks and 60% bonds). This shift increased results as stocks significantly outperformed bonds in the final two months of the period.

The past six months have brought increased volatility to both domestic and international markets. Investor sentiment temporarily turned gloomy, as corporate earnings became more disappointing, economic turmoil in Russia was again front-page news, and hedge fund bailouts drew attention. In addition, the disparity which existed between the returns of large and small capitalization stocks in the U.S. continued to be evident, with the S&P 500 Index (large cap stocks) generating a 7.47% return, while the Russell 2000 Index (small cap stocks) lost 12.35% during the same period. In a similar fashion to the domestic market, the 0.34% return of the MSCI EAFE Index (international stocks) doesn't convey the volatility experienced abroad. International stocks were again hammered in August and September, declining over 15%, only to regain lost ground in October and November.

The domestic bond market extended its record of strong performance, although with increased volatility, as interest rates continued to decline across the entire yield curve. Even with world uncertainty looming, the domestic economy continues to show signs of steady, non-inflationary growth. U.S. Treasuries were still the "safe haven" as investors surveyed the damage to the markets of Russia and Japan in the first three months of the period. The Lehman Brothers Aggregate Bond Index, a broad measure of bond returns in the U.S., returned 5.2% during the past six months, well above historic levels.

The Fund's performance was reflective of its underlying asset allocation. The Fund's equity allocation, which is comprised of large cap growth and value stocks, small company growth and value issues, and non-U.S. stocks, and normally makes up 40% of the Fund's assets, returned 2.74% over the period. The diversified bond style, comprising 45% of the Fund, gained 5.81%; this portfolio consists of high quality U.S. government and agency bonds, corporate issues, as well as asset-backed and mortgage-backed instruments. The remaining 15% is allocated to the stable income component, which contributed 3.19%.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
  MODERATE BALANCED FUND VS. STANDARD & POOR'S 500 INDEX ("S&P INDEX"), LEHMAN
                                    BROTHERS
          INTERMEDIATE GOVERNMENT/CORPORATE INDEX ("LEHMAN INDEX") AND
                     FUND COMPOSITE BENCHMARK ("BENCHMARK")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with two broad-based securities market indices and a peer based average. The Fund's total return includes operating expenses that reduce returns, while the total return of the Indices does not. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                             AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30,
                                                  1998
                           --------------------------------------------------

                                                     LEHMAN
                            I SHARES*   S&P INDEX     INDEX      BENCHMARK+
                           -----------  ---------  -----------  -------------
ONE YEAR                        14.44%      23.67%       8.85%        10.00%
FIVE YEAR                       11.76%      22.95%       6.60%         9.59%
SINCE INCEPTION                 11.33%      17.91%       8.50%         9.94%
INCEPTION DATE                 5/1/89     4/30/89     4/30/89       4/30/89
VALUE NOVEMBER 30, 1998     $  28,003   $  48,565   $  21,868     $  24,822

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
            I SHARES     S&P INDEX    LEHMAN INDEX    BENCHMARK
04/30/89    $10,000.00   $10,000.00      $10,000.00   $10,000.00
05/31/89    $10,227.10   $10,355.60      $10,198.00   $10,217.12
06/30/89    $10,267.25   $10,344.77      $10,454.99   $10,308.34
07/31/89    $10,881.18   $11,277.97      $10,669.32   $10,711.23
08/31/89    $10,945.42   $11,497.71      $10,531.68   $10,737.24
09/30/89    $10,999.86   $11,450.89      $10,581.18   $10,790.16
10/31/89    $10,960.29   $11,185.34      $10,805.50   $10,739.25
11/30/89    $11,098.24   $11,412.52      $10,908.15   $10,855.92
12/31/89    $11,221.76   $11,686.19      $10,937.61   $10,964.84
01/31/90    $10,931.63   $10,902.05      $10,867.61   $10,670.34
02/28/90    $11,005.26   $11,043.50      $10,907.82   $10,727.38
03/31/90    $11,151.38   $11,335.92      $10,922.00   $10,822.90
04/30/90    $11,091.29   $11,053.54      $10,883.77   $10,694.95
05/31/90    $11,660.18   $12,128.96      $11,123.21   $11,183.15
06/30/90    $11,797.80   $12,047.19      $11,272.26   $11,266.59
07/31/90    $11,801.34   $12,008.69      $11,428.95   $11,321.84
08/31/90    $11,353.11   $10,924.55      $11,382.09   $10,855.49
09/30/90    $11,126.14   $10,393.61      $11,469.73   $10,607.60
10/31/90    $11,197.29   $10,349.68      $11,602.78   $10,634.14
11/30/90    $11,510.23   $11,017.37      $11,779.14   $10,940.88
12/31/90    $11,705.13   $11,324.10      $11,940.52   $11,125.21
01/31/91    $12,046.44   $11,816.03      $12,061.12   $11,403.09
02/28/91    $12,458.98   $12,660.03      $12,157.60   $11,797.84
03/31/91    $12,654.64   $12,966.29      $12,240.28   $11,954.43
04/30/91    $12,700.97   $12,996.76      $12,373.70   $12,047.82
05/31/91    $12,989.39   $13,555.88      $12,449.18   $12,269.33
06/30/91    $12,738.14   $12,935.29      $12,457.89   $12,051.99
07/31/91    $13,079.00   $13,537.70      $12,596.17   $12,355.42
08/31/91    $13,333.13   $13,857.49      $12,836.76   $12,604.73
09/30/91    $13,392.42   $13,625.51      $13,057.55   $12,714.12
10/31/91    $13,584.29   $13,807.93      $13,206.41   $12,865.50
11/30/91    $13,465.43   $13,253.41      $13,358.28   $12,738.60
12/31/91    $14,141.25   $14,766.55      $13,684.22   $13,399.49
01/31/92    $14,097.88   $14,491.36      $13,559.70   $13,345.42
02/29/92    $14,144.01   $14,679.31      $13,612.58   $13,454.52
03/31/92    $14,011.06   $14,394.09      $13,559.49   $13,311.47
04/30/92    $14,135.66   $14,816.16      $13,678.81   $13,421.84
05/31/92    $14,304.45   $14,888.61      $13,890.84   $13,600.59
06/30/92    $14,268.25   $14,667.21      $14,096.42   $13,578.22
07/31/92    $14,426.94   $15,266.28      $14,376.94   $13,868.00
08/31/92    $14,406.81   $14,954.08      $14,520.71   $13,843.71
09/30/92    $14,563.56   $15,129.87      $14,718.19   $13,978.79
10/31/92    $14,549.15   $15,181.81      $14,526.85   $13,909.68
11/30/92    $14,841.07   $15,697.34      $14,476.01   $14,108.81
12/31/92    $14,993.82   $15,889.93      $14,665.65   $14,309.75
01/31/93    $15,036.11   $16,022.66      $14,951.63   $14,512.33
02/28/93    $15,040.84   $16,240.95      $15,187.86   $14,673.17
03/31/93    $15,319.51   $16,583.60      $15,248.61   $14,897.29
04/30/93    $15,220.99   $16,182.78      $15,370.60   $14,882.08
05/31/93    $15,447.02   $16,614.40      $15,336.79   $15,052.64
06/30/93    $15,527.67   $16,662.92      $15,577.57   $15,194.95
07/31/93    $15,605.86   $16,595.88      $15,614.96   $15,268.92
08/31/93    $16,035.84   $17,224.29      $15,863.24   $15,672.01
09/30/93    $16,110.06   $17,088.32      $15,929.86   $15,722.63
10/31/93    $16,252.86   $17,441.52      $15,972.87   $15,884.22
11/30/93    $16,055.29   $17,276.03      $15,883.43   $15,695.44
12/31/93    $16,321.56   $17,484.97      $15,956.49   $15,943.65
01/31/94    $16,645.82   $18,078.84      $16,133.61   $16,270.79
02/28/94    $16,401.37   $17,588.55      $15,894.83   $16,006.69
03/31/94    $15,987.69   $16,822.74      $15,632.56   $15,561.69
04/30/94    $16,053.83   $17,038.64      $15,526.26   $15,563.37
05/31/94    $16,101.31   $17,317.55      $15,537.13   $15,590.74
06/30/94    $15,883.86   $16,893.44      $15,538.68   $15,432.67
07/31/94    $16,193.56   $17,447.77      $15,762.44   $15,716.75
08/31/94    $16,552.31   $18,161.87      $15,811.31   $15,993.30
09/30/94    $16,388.30   $17,718.54      $15,665.84   $15,796.22
10/31/94    $16,473.33   $18,115.29      $15,664.43   $15,888.64
11/30/94    $16,258.17   $17,456.44      $15,593.94   $15,626.54
12/31/94    $16,391.20   $17,714.85      $15,648.52   $15,723.68
01/31/95    $16,524.23   $18,173.87      $15,912.98   $15,884.41
02/28/95    $16,828.30   $18,881.46      $16,242.38   $16,253.27
03/31/95    $17,075.35   $19,437.72      $16,334.96   $16,493.94
04/30/95    $17,312.91   $20,009.72      $16,535.88   $16,770.70
05/31/95    $17,721.50   $20,807.88      $17,035.26   $17,249.26
06/30/95    $18,044.57   $21,290.83      $17,149.40   $17,484.52
07/31/95    $18,415.16   $21,996.50      $17,151.12   $17,771.35
08/31/95    $18,500.67   $22,051.58      $17,307.19   $17,903.64
09/30/95    $18,871.26   $22,981.69      $17,431.80   $18,208.00
10/31/95    $18,852.25   $22,899.62      $17,625.30   $18,229.76
11/30/95    $19,213.34   $23,903.89      $17,856.19   $18,624.73
12/31/95    $19,400.27   $24,364.32      $18,043.68   $18,881.88
01/31/96    $19,669.03   $25,192.59      $18,198.85   $19,129.01
02/29/96    $19,659.08   $25,426.80      $17,985.93   $19,102.72
03/31/96    $19,748.66   $25,671.66      $17,894.20   $19,153.15
04/30/96    $19,967.65   $26,049.76      $17,831.57   $19,317.51
05/31/96    $20,176.68   $26,720.51      $17,817.30   $19,475.41
06/30/96    $20,236.41   $26,822.34      $18,006.17   $19,554.30
07/31/96    $19,838.25   $25,637.87      $18,060.18   $19,208.11
08/31/96    $20,027.37   $26,179.44      $18,074.63   $19,431.33
09/30/96    $20,594.75   $27,651.62      $18,325.87   $19,954.99
10/31/96    $20,803.78   $28,414.00      $18,650.24   $20,250.68
11/30/96    $21,480.65   $30,559.85      $18,896.42   $20,886.87
12/31/96    $21,360.71   $29,954.46      $18,775.48   $20,749.04
01/31/97    $21,842.38   $31,824.82      $18,848.71   $21,107.77
02/28/97    $21,863.32   $32,074.64      $18,884.52   $21,146.88
03/31/97    $21,392.13   $30,759.26      $18,754.22   $20,761.44
04/30/97    $21,915.67   $32,593.96      $18,973.64   $21,162.95
05/31/97    $22,606.76   $34,577.08      $19,131.12   $21,844.90
06/30/97    $23,172.19   $36,125.33      $19,305.22   $22,342.46
07/31/97    $24,219.28   $38,998.92      $19,697.11   $22,342.46
08/31/97    $23,517.73   $36,815.76      $19,598.63   $21,922.67
09/30/97    $24,313.52   $38,830.84      $19,825.97   $22,579.71
10/31/97    $24,145.98   $37,535.44      $20,046.04   $22,337.55
11/30/97    $24,470.58   $39,271.57      $20,090.14   $22,564.27
12/31/97    $24,778.92   $39,945.51      $20,250.86   $22,805.24
01/31/98    $25,101.32   $40,386.86      $20,516.15   $23,007.97
02/28/98    $25,815.22   $43,298.07      $20,499.74   $23,634.71
03/31/98    $26,333.36   $45,513.55      $20,565.33   $24,137.19
04/30/98    $26,563.65   $45,971.28      $20,668.16   $24,278.65
05/31/98    $26,460.02   $45,181.95      $20,819.04   $24,183.58
06/30/98    $26,989.68   $47,015.79      $20,952.28   $24,470.57
07/31/98    $26,782.42   $46,516.49      $21,025.61   $24,306.10
08/31/98    $25,412.21   $39,799.51      $21,355.72   $22,996.92
09/30/98    $26,252.76   $42,349.34      $21,891.74   $23,654.98
10/31/98    $27,104.83   $45,791.03      $21,869.85   $24,227.48
11/30/98    $28,002.95   $48,565.19      $21,867.67   $24,821.54

* Prior to November 11, 1994, Norwest Investment Management managed a collective investment fund with investment objectives and polices that were, in all material respects, equivalent to the Fund. The performance of the Fund includes the performance of the predecessor collective investment fund for the periods before it became a mutual fund on November 11, 1994. The collective investment fund performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), nor subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

+ Composite benchmark represents the appropriate base allocation percentages applied to the Lipper Universe averages of the underlying component portfolios. Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

THE FUND IS PROFESSIONALLY MANAGED WHILE THE INDICES ARE UNMANAGED AND ARE NOT AVAILABLE FOR INVESTMENT.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (UNAUDITED)
(CONTINUED)  NOVEMBER 30, 1998

--------------------------------------------------------------------------------
 GROWTH BALANCED FUND

The Growth Balanced Fund performed extremely well during the past two fiscal quarters. For the six-month period ending November 30, 1998, the Fund returned 7.09%, surpassing the fund composite benchmark, which returned 1.86%. The Fund benefited from a tactical asset allocation shift implemented on October 1, 1998, increasing the stock exposure of the fund to 80% of assets (from its base allocation of 65% stocks and 35% bonds). This shift notably increased results as stocks significantly outperformed bonds in the final two months of the period.

The past six months have brought increased volatility to both domestic and international markets. Investor sentiment temporarily turned gloomy, as corporate earnings became more disappointing, economic turmoil in Russia was again front-page news, and hedge fund bailouts drew attention. In addition, the disparity which existed between the returns of large and small capitalization stocks in the U.S. continued to be evident, with the S&P 500 Index (large cap stocks) generating a 7.47% return, while the Russell 2000 Index (small cap stocks) lost 12.35% during the same period. In a similar fashion to the domestic market, the 0.34% return of the MSCI EAFE Index (international stocks) doesn't convey the volatility experienced abroad. International stocks were again hammered in August and September, declining over 15%, only to regain lost ground in October and November.

The domestic bond market extended its record of strong performance, although with increased volatility, as interest rates continued to decline across the entire yield curve. Even with world uncertainty looming, the domestic economy continues to show signs of steady, non-inflationary growth. U.S. Treasuries were still the "safe haven" as investors surveyed the damage to the markets of Russia and Japan in the first three months of the period. The Lehman Brothers Aggregate Bond Index, a broad measure of bond returns in the U.S., returned 5.2% during the past six months, well above historic levels.

The Fund's performance was reflective of its underlying asset allocation. The Fund's equity allocation, which is comprised of large cap growth and value stocks, small company growth and value issues, and non-U.S. stocks, and normally makes up 65% of the Fund's assets, returned 2.74% over the period. The diversified bond style, comprising 35% of the Fund, gained 5.81%; this portfolio consists of high quality U.S. government and agency bonds, corporate issues, as well as asset-backed and mortgage-backed instruments.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
   GROWTH BALANCED FUND VS. STANDARD & POOR'S 500 INDEX ("S&P INDEX"), LEHMAN
                             BROTHERS INTERMEDIATE
     GOVERNMENT/CORPORATE INDEX ("LEHMAN INDEX"), FUND COMPOSITE BENCHMARK
                                 ("BENCHMARK")
              AND LIPPER BALANCED FUND AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with two broad-based securities market indices and two peer based averages. The Fund's total return includes operating expenses and sales charges (if applicable) that reduce returns, while the total return of the Indices does not. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                                   AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 1998
                           ----------------------------------------------------------------------------------------------------
                                                                                            LEHMAN                    LIPPER
                            A SHARES*   B SHARES**   C SHARES**   I SHARES***  S&P INDEX     INDEX     BENCHMARK+    AVERAGE++
                           -----------  -----------  -----------  -----------  ---------  -----------  -----------  -----------
ONE YEAR                        11.86%       14.42%       17.52%       18.39%      23.67%       8.85%       11.59%       11.18%
FIVE YEAR                       13.88%       14.19%       14.33%       15.18%      22.95%       6.60%       12.06%       13.11%
SINCE INCEPTION                 12.80%       12.63%       12.63%       13.47%      17.91%       8.50%       11.68%       12.21%
INCEPTION DATE                 5/1/89       5/1/89       5/1/89       5/1/89     4/30/89     4/30/89      4/30/89      4/30/89
VALUE NOVEMBER 30, 1998     $  31,762    $  31,284    $  31,311    $  33,615   $  48,565   $  21,868    $  28,859    $  30,195

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
             I SHARES     S&P INDEX     LEHMAN INDEX     BENCHMARK    LIPPER AVERAGE
04/30/89     $10,000.00    $10,000.00       $10,000.00    $10,000.00       $10,000.00
05/31/89     $10,153.68    $10,355.60       $10,198.00    $10,258.17       $10,308.00
06/30/89     $10,130.51    $10,344.77       $10,454.99    $10,291.97       $10,367.79
07/31/89     $10,812.95    $11,277.97       $10,669.32    $10,857.49       $10,886.18
08/31/89     $10,926.66    $11,497.71       $10,531.68    $10,935.49       $10,973.27
09/30/89     $10,978.66    $11,450.89       $10,581.18    $10,990.53       $10,962.29
10/31/89     $10,828.09    $11,185.34       $10,805.50    $10,820.32       $10,842.80
11/30/89     $11,009.44    $11,412.52       $10,908.15    $10,968.51       $10,987.01
12/31/89     $11,164.35    $11,686.19       $10,937.61    $11,125.77       $11,092.49
01/31/90     $10,700.02    $10,902.05       $10,867.61    $10,675.03       $10,631.04
02/28/90     $10,775.36    $11,043.50       $10,907.82    $10,741.72       $10,711.84
03/31/90     $10,978.66    $11,335.92       $10,922.00    $10,881.05       $10,853.23
04/30/90     $10,878.64    $11,053.54       $10,883.77    $10,687.95       $10,649.19
05/31/90     $11,703.43    $12,128.96       $11,123.21    $11,361.66       $11,268.97
06/30/90     $11,841.44    $12,047.19       $11,272.26    $11,423.43       $11,320.81
07/31/90     $11,796.98    $12,008.69       $11,428.95    $11,436.61       $11,318.55
08/31/90     $11,076.83    $10,924.55       $11,382.09    $10,705.36       $10,689.24
09/30/90     $10,654.33    $10,393.61       $11,469.73    $10,276.71       $10,395.28
10/31/90     $10,720.42    $10,349.68       $11,602.78    $10,286.30       $10,372.41
11/30/90     $11,135.52    $11,017.37       $11,779.14    $10,687.41       $10,838.13
12/31/90     $11,382.26    $11,324.10       $11,940.52    $10,911.32       $11,106.92
01/31/91     $11,870.62    $11,816.03       $12,061.12    $11,295.75       $11,485.67
02/28/91     $12,484.96    $12,660.03       $12,157.60    $11,867.84       $12,005.97
03/31/91     $12,730.97    $12,966.29       $12,240.28    $12,067.27       $12,224.47
04/30/91     $12,748.20    $12,996.76       $12,373.70    $12,143.08       $12,279.48
05/31/91     $13,171.09    $13,555.88       $12,449.18    $12,465.15       $12,655.24
06/30/91     $12,729.29    $12,935.29       $12,457.89    $12,090.97       $12,276.85
07/31/91     $13,221.99    $13,537.70       $12,596.17    $12,513.36       $12,686.89
08/31/91     $13,531.90    $13,857.49       $12,836.76    $12,797.35       $13,004.06
09/30/91     $13,543.48    $13,625.51       $13,057.55    $12,867.72       $13,035.27
10/31/91     $13,792.04    $13,807.93       $13,206.41    $13,047.34       $13,199.52
11/30/91     $13,532.05    $13,253.41       $13,358.28    $12,771.28       $12,910.45
12/31/91     $14,559.39    $14,766.55       $13,684.22    $13,690.46       $13,908.43
01/31/92     $14,477.11    $14,491.36       $13,559.70    $13,649.18       $13,809.68
02/29/92     $14,512.57    $14,679.31       $13,612.58    $13,790.47       $13,958.82
03/31/92     $14,270.89    $14,394.09       $13,559.49    $13,558.56       $13,752.23
04/30/92     $14,417.84    $14,816.16       $13,678.81    $13,696.96       $13,891.13
05/31/92     $14,606.90    $14,888.61       $13,890.84    $13,889.73       $14,041.15
06/30/92     $14,416.56    $14,667.21       $14,096.42    $13,763.23       $13,909.17
07/31/92     $14,711.96    $15,266.28       $14,376.94    $14,103.76       $14,334.79
08/31/92     $14,583.44    $14,954.08       $14,520.71    $14,005.69       $14,200.04
09/30/92     $14,739.18    $15,129.87       $14,718.19    $14,143.04       $14,384.64
10/31/92     $14,761.73    $15,181.81       $14,526.85    $14,114.53       $14,396.15
11/30/92     $15,206.04    $15,697.34       $14,476.01    $14,442.35       $14,733.02
12/31/92     $15,372.05    $15,889.93       $14,665.65    $14,680.62       $14,952.54
01/31/93     $15,402.68    $16,022.66       $14,951.63    $14,891.63       $15,154.40
02/28/93     $15,351.57    $16,240.95       $15,187.86    $15,036.45       $15,281.70
03/31/93     $15,756.93    $16,583.60       $15,248.61    $15,372.81       $15,564.41
04/30/93     $15,533.42    $16,182.78       $15,370.60    $15,291.68       $15,396.31
05/31/93     $15,891.77    $16,614.40       $15,336.79    $15,569.27       $15,638.03
06/30/93     $15,911.65    $16,662.92       $15,577.57    $15,682.44       $15,816.31
07/31/93     $16,000.20    $16,595.88       $15,614.96    $15,762.18       $15,851.10
08/31/93     $16,586.59    $17,224.29       $15,863.24    $16,308.97       $16,336.15
09/30/93     $16,655.68    $17,088.32       $15,929.86    $16,360.04       $16,373.72
10/31/93     $16,857.37    $17,441.52       $15,972.87    $16,594.43       $16,537.46
11/30/93     $16,577.69    $17,276.03       $15,883.43    $16,325.73       $16,305.93
12/31/93     $16,949.33    $17,484.97       $15,956.49    $16,698.92       $16,599.44
01/31/94     $17,383.42    $18,078.84       $16,133.61    $17,159.53       $17,021.07
02/28/94     $17,060.97    $17,588.55       $15,894.83    $16,823.94       $16,678.94
03/31/94     $16,464.75    $16,822.74       $15,632.56    $16,204.92       $16,058.49
04/30/94     $16,568.74    $17,038.64       $15,526.26    $16,264.03       $16,098.63
05/31/94     $16,642.59    $17,317.55       $15,537.13    $16,312.91       $16,164.64
06/30/94     $16,289.40    $16,893.44       $15,538.68    $16,045.26       $15,878.52
07/31/94     $16,699.03    $17,447.77       $15,762.44    $16,413.03       $16,240.55
08/31/94     $17,240.06    $18,161.87       $15,811.31    $16,854.97       $16,653.06
09/30/94     $16,992.61    $17,718.54       $15,665.84    $16,583.83       $16,343.32
10/31/94     $17,134.04    $18,115.29       $15,664.43    $16,739.08       $16,431.57
11/30/94     $16,801.53    $17,456.44       $15,593.94    $16,300.54       $16,029.00
12/31/94     $16,924.72    $17,714.85       $15,648.52    $16,417.43       $16,176.46
01/31/95     $17,066.87    $18,173.87       $15,912.98    $16,562.10       $16,389.99
02/28/95     $17,464.87    $18,881.46       $16,242.38    $17,025.31       $16,889.89
03/31/95     $17,815.50    $19,437.72       $16,334.96    $17,373.08       $17,193.90
04/30/95     $18,128.22    $20,009.72       $16,535.88    $17,732.39       $17,513.71
05/31/95     $18,639.94    $20,807.88       $17,035.26    $18,279.45       $18,102.17
06/30/95     $19,075.85    $21,290.83       $17,149.40    $18,621.08       $18,455.16
07/31/95     $19,644.43    $21,996.50       $17,151.12    $19,115.26       $18,892.55
08/31/95     $19,729.72    $22,051.58       $17,307.19    $19,239.44       $19,053.14
09/30/95     $20,307.77    $22,981.69       $17,431.80    $19,682.81       $19,472.31
10/31/95     $20,137.20    $22,899.62       $17,625.30    $19,599.67       $19,421.68
11/30/95     $20,658.40    $23,903.89       $17,856.19    $20,160.00       $20,023.75
12/31/95     $20,859.32    $24,364.32       $18,043.68    $20,483.41       $20,296.07
01/31/96     $21,299.39    $25,192.59       $18,198.85    $20,838.55       $20,671.55
02/29/96     $21,465.64    $25,426.80       $17,985.93    $20,918.22       $20,752.17
03/31/96     $21,622.11    $25,671.66       $17,894.20    $21,045.13       $20,835.18
04/30/96     $21,993.72    $26,049.76       $17,831.57    $21,369.22       $21,049.78
05/31/96     $22,326.22    $26,720.51       $17,817.30    $21,643.18       $21,319.22
06/30/96     $22,336.00    $26,822.34       $18,006.17    $21,664.67       $21,340.54
07/31/96     $21,622.11    $25,637.87       $18,060.18    $21,000.76       $20,755.81
08/31/96     $21,915.49    $26,179.44       $18,074.63    $21,377.63       $21,114.88
09/30/96     $22,785.85    $27,651.62       $18,325.87    $22,147.46       $21,889.80
10/31/96     $22,991.22    $28,414.00       $18,650.24    $22,475.34       $22,312.27
11/30/96     $24,037.61    $30,559.85       $18,896.42    $23,451.69       $23,311.86
12/31/96     $23,831.75    $29,954.46       $18,775.48    $23,258.56       $23,078.74
01/31/97     $24,625.09    $31,824.82       $18,848.71    $23,856.17       $23,708.79
02/28/97     $24,625.09    $32,074.64       $18,884.52    $23,880.53       $23,734.87
03/31/97     $23,852.62    $30,759.26       $18,754.22    $23,258.15       $23,084.54
04/30/97     $24,645.97    $32,593.96       $18,973.64    $23,842.28       $23,717.05
05/31/97     $25,856.87    $34,577.08       $19,131.12    $24,977.89       $24,736.89
06/30/97     $26,785.92    $36,125.33       $19,305.22    $25,761.89       $25,466.63
07/31/97     $28,309.98    $38,998.92       $19,697.11    $25,761.89       $26,892.76
08/31/97     $27,193.03    $36,815.76       $19,598.63    $25,038.52       $26,198.92
09/30/97     $28,414.37    $38,830.84       $19,825.97    $26,086.94       $27,189.24
10/31/97     $27,861.12    $37,535.44       $20,046.04    $25,494.48       $26,740.62
11/30/97     $28,393.50    $39,271.57       $20,090.14    $25,862.54       $27,157.77
12/31/97     $28,782.50    $39,945.51       $20,250.86    $26,190.09       $27,527.12
01/31/98     $29,162.83    $40,386.86       $20,516.15    $26,404.51       $27,689.53
02/28/98     $30,460.45    $43,298.07       $20,499.74    $27,565.15       $28,830.34
03/31/98     $31,366.54    $45,513.55       $20,565.33    $28,445.63       $29,634.70
04/30/98     $31,713.32    $45,971.28       $20,668.16    $28,641.19       $29,821.40
05/31/98     $31,388.92    $45,181.95       $20,819.04    $28,331.13       $29,529.15
06/30/98     $32,194.33    $47,015.79       $20,952.28    $28,771.76       $29,960.28
07/31/98     $31,802.81    $46,516.49       $21,025.61    $28,404.43       $29,519.86
08/31/98     $28,961.48    $39,799.51       $21,355.72    $25,761.23       $26,954.59
09/30/98     $30,158.42    $42,349.34       $21,891.74    $26,707.75       $28,046.25
10/31/98     $31,937.05    $45,791.03       $21,869.85    $27,817.27       $29,156.88
11/30/98     $33,615.00    $48,565.19       $21,867.67    $28,859.22       $30,194.86

* 10/14/98 WAS THE INCEPTION DATE OF CLASS A SHARES OF THE FUND. RETURNS PRIOR TO THAT DATE ARE FOR CLASS I SHARES, AND HAVE NOT BEEN ADJUSTED FOR CLASS A SHARE EXPENSES. IF SUCH RETURNS HAD BEEN ADJUSTED FOR CLASS A SHARE EXPENSES, RETURNS WOULD HAVE BEEN LOWER.
** 10/1/98 WAS THE INCEPTION DATE OF CLASS B AND C SHARES OF THE FUND. RETURNS PRIOR TO THAT DATE ARE FOR CLASS I SHARES, ADJUSTED FOR CLASS B AND CLASS C SHARE EXPENSES, RESPECTIVELY. PERFORMANCE SHOWN FOR CLASS B AND CLASS C SHARES FOR THE PERIOD PRIOR TO NOVEMBER 11, 1994 REFLECTS PERFORMANCE OF THE SHARES OF THE PREDECESSOR COLLECTIVE INVESTMENT FUND ADJUSTED TO REFLECT CLASS B AND CLASS C SHARE EXPENSES (BEFORE WAIVERS AND REIMBURSEMENTS), RESPECTIVELY.
*** PRIOR TO NOVEMBER 11, 1994, NORWEST INVESTMENT MANAGEMENT MANAGED A COLLECTIVE INVESTMENT FUND WITH INVESTMENT OBJECTIVES AND POLICES THAT WERE, IN ALL MATERIAL RESPECTS, EQUIVALENT TO THE FUND. THE PERFORMANCE OF THE FUND INCLUDES THE PERFORMANCE OF THE PREDECESSOR COLLECTIVE INVESTMENT FUND FOR THE PERIODS BEFORE IT BECAME A MUTUAL FUND ON NOVEMBER 11, 1994. THE COLLECTIVE INVESTMENT FUND PERFORMANCE WAS ADJUSTED TO REFLECT THE FUND'S 1994 ESTIMATE OF ITS EXPENSE RATIO FOR THE FIRST YEAR OF OPERATIONS AS A MUTUAL FUND, INCLUDING ANY APPLICABLE SALES LOAD (WITHOUT GIVING EFFECT TO ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS). THE COLLECTIVE INVESTMENT FUND WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 (THE "1940 ACT"), NOR SUBJECT TO CERTAIN INVESTMENT LIMITATIONS, DIVERSIFICATION REQUIREMENTS AND OTHER RESTRICTIONS IMPOSED BY THE 1940 ACT AND THE INTERNAL REVENUE CODE, WHICH, IF APPLICABLE, MAY HAVE ADVERSELY AFFECTED THE PERFORMANCE RESULTS.
+ COMPOSITE BENCHMARK REPRESENTS THE APPROPRIATE BASE ALLOCATION PERCENTAGES APPLIED TO THE LIPPER UNIVERSE AVERAGES OF THE UNDERLYING COMPONENT PORTFOLIOS. ++ SOURCE: LIPPER ANALYTICAL SERVICES, INC. IS AN INDEPENDENT MUTUAL FUND RATING SERVICE THAT RANKS FUNDS IN VARIOUS FUND CATEGORIES BY MAKING COMPARATIVE CALCULATIONS USING TOTAL RETURNS. ALTHOUGH GATHERED FROM RELIABLE SOURCES, DATA ACCURACY AND COMPLETENESS CANNOT BE GUARANTEED.
THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF I SHARES (THE SOLE CLASS OF SHARES PRIOR TO THE INCEPTION OF THE OTHER CLASSES). PERFORMANCE OF THE OTHER CLASSES WILL BE LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES. THE RETURNS ABOVE ARE CALCULATED USING THE MAXIMUM 5.5% SALES
CHARGE FOR CLASS A SHARES, THE MAXIMUM 4.0% DEFERRED SALES
CHARGE (DECLINING TO ZERO AFTER THE SIXTH YEAR) FOR CLASS B
SHARES AND THE MAXIMUM 1.0% DEFERRED SALES CHARGE (DECLINING TO
ZERO AFTER ONE YEAR) FOR CLASS C SHARES.
TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND
EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.
THE FUND IS PROFESSIONALLY MANAGED WHILE THE INDICES ARE
UNMANAGED AND ARE NOT AVAILABLE FOR INVESTMENT.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (UNAUDITED)
(CONTINUED)  NOVEMBER 30, 1998

--------------------------------------------------------------------------------
 AGGRESSIVE BALANCED-EQUITY FUND

The Aggressive Balanced-Equity Fund performed well during the past two fiscal quarters. For the six-month period ending November 30, 1998, the Fund returned 6.43%, beating the fund composite benchmark, which returned 1.16%. The Fund benefited from a tactical asset allocation shift implemented on October 1, 1998, increasing the stock exposure of the fund to 95% of assets (from its base allocation of 80% stocks and 20% bonds). This shift notably increased results as stocks significantly outperformed bonds in the final two months of the period.

The past six months have brought increased volatility to both domestic and international markets. Investor sentiment temporarily turned gloomy, as corporate earnings became more disappointing, economic turmoil in Russia was again front-page news, and hedge fund bailouts drew attention. In addition, the disparity which existed between the returns of large and small capitalization stocks in the U.S. continued to be evident, with the S&P 500 Index (large cap stocks) generating a 7.47% return, while the Russell 2000 Index (small cap stocks) lost 12.35% during the same period. In a similar fashion to the domestic market, the 0.34% return of the MSCI EAFE Index (international stocks) doesn't convey the volatility experienced abroad. International stocks were again hammered in August and September, declining over 15%, only to regain lost ground in October and November.

The domestic bond market extended its record of strong performance, although with increased volatility, as interest rates continued to decline across the entire yield curve. Even with world uncertainty looming, the domestic economy continues to show signs of steady, non-inflationary growth. U.S. Treasuries were still the "safe haven" as investors surveyed the damage to the markets of Russia and Japan in the first three months of the period. The Lehman Brothers Aggregate Bond Index, a broad measure of bond returns in the U.S., returned 5.2% during the past six months, well above historic levels.

The Fund's performance was reflective of its underlying asset allocation. The Fund's equity allocation, which is comprised of large cap growth and value stocks, small company growth and value issues, and non-U.S. stocks, and normally makes up 80% of the Fund's assets, returned 2.74% over the period. The diversified bond style, normally comprising 20% of the Fund, gained 5.81%; this portfolio consists of high quality U.S. government and agency bonds, corporate issues, as well as asset-backed and mortgage-backed instruments.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
 AGGRESSIVE BALANCED-EQUITY FUND VS. STANDARD & POOR'S 500 INDEX ("S&P INDEX"),
  LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE INDEX ("LEHMAN INDEX") AND
                     FUND COMPOSITE BENCHMARK ("BENCHMARK")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with two broad-based securities market indices and a peer based average. The Fund's total return includes operating expenses that reduce returns, while the total return of the Indices does not. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                              TOTAL RETURN AS OF NOVEMBER 30, 1998
                           -------------------------------------------
                                                  LEHMAN
                           I SHARES   S&P INDEX    INDEX    BENCHMARK+
                           ---------  ---------  ---------  ----------
SINCE INCEPTION                17.66%     23.67%      8.85%     12.15%
INCEPTION DATE               12/2/97   11/30/97   11/30/97   11/30/97
VALUE NOVEMBER 30, 1998      $11,766    $12,367    $10,885    $11,215

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
            I SHARES     S&P INDEX    LEHMAN INDEX    BENCHMARK
11/30/97    $10,000.00   $10,000.00      $10,000.00   $10,000.00
12/31/97    $10,013.29   $10,171.61      $10,080.00   $10,134.88
01/31/98    $10,143.46   $10,284.00      $10,212.05   $10,206.84
02/28/98    $10,704.21   $11,025.30      $10,203.88   $10,762.09
03/31/98    $11,084.71   $11,589.44      $10,236.53   $11,176.00
04/30/98    $11,224.90   $11,705.99      $10,287.71   $11,259.73
05/31/98    $11,054.67   $11,505.00      $10,362.81   $11,087.10
06/30/98    $11,375.10   $11,971.97      $10,429.14   $11,281.16
07/31/98    $11,204.87   $11,844.83      $10,465.64   $11,098.95
08/31/98     $9,923.17   $10,134.43      $10,629.95    $9,798.33
09/30/98    $10,363.76   $10,783.72      $10,896.76   $10,192.81
10/31/98    $11,134.78   $11,660.10      $10,885.86   $10,731.85
11/30/98    $11,765.62   $12,366.50      $10,884.77   $11,215.21

+ Composite benchmark represents the appropriate base allocation percentages applied to the Lipper Universe averages of the underlying component portfolios. Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

THE FUND IS PROFESSIONALLY MANAGED WHILE THE INDICES ARE UNMANAGED AND ARE NOT AVAILABLE FOR INVESTMENT.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (UNAUDITED)
(CONTINUED)  NOVEMBER 30, 1998

--------------------------------------------------------------------------------
 INDEX FUND

For the two fiscal quarters ending November 30, 1998, the Fund experienced a gain of 7.29%. While this return is still higher than historic averages, the past six months have brought increased volatility to the domestic stock market. Investor sentiment temporarily turned gloomy, as corporate earnings became more disappointing, economic turmoil in Russia was again front-page news, and hedge fund bailouts drew attention. In fact, the market declined more than 15% in July and August before rebounding over 22% in the final three months. In addition, the disparity which existed between the returns of large and small capitalization stocks in the U.S. continued to be evident, with the S&P 500 Index (large cap stocks) generating a 7.47% return, while the Russell 2000 Index (small cap stocks) lost 12.35% during the same period.
The objective of the Index Fund is to replicate the return of the Index with a minimum of tracking error. To achieve this goal, the Fund is invested in all 500 securities that make up the Index and in the same weightings as in the Index. A small portion of the Fund's assets are kept in cash in order to handle redemptions and purchases without having to trade stocks. This minimizes transaction costs. On the down side, this can hurt performance; we reduce the drag of cash by hedging our cash position by investing in S&P 500 futures contracts, giving us, in effect, a 100% equity position. The result is a fund that very closely tracks the performance of the Index.
THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.
THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
          INDEX FUND VS. STANDARD & POOR'S 500 INDEX ("S&P INDEX") AND
      LIPPER STANDARD & POOR'S 500 INDEX OBJECT AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based securities market index and a peer based average. The Fund's total return includes operating expenses that reduce returns, while the total return of the Index does not. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                               AVERAGE ANNUAL TOTAL RETURN
                                 AS OF NOVEMBER 30, 1998
                           -----------------------------------
                                           S&P       LIPPER
                            I SHARES*     INDEX     AVERAGE+
                           -----------  ---------  -----------
ONE YEAR                        23.28%      23.67%      23.10%
FIVE YEAR                       22.37%      22.95%      22.34%
TEN YEAR                        18.14%      18.72%      18.11%
VALUE NOVEMBER 30, 1998       $52,981     $55,651     $52,895

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
            I SHARES     S&P INDEX   LIPPER AVERAGE
11/30/88    $10,000.00   $10,000.00       $10,000.00
12/31/88    $10,177.32   $10,174.32       $10,168.00
01/31/89    $10,922.81   $10,917.28       $10,910.26
02/28/89    $10,682.67   $10,645.88       $10,635.33
03/31/89    $10,914.05   $10,893.95       $10,881.00
04/30/89    $11,465.41   $11,458.97       $11,429.40
05/31/89    $11,914.49   $11,866.45       $11,878.58
06/30/89    $11,863.02   $11,854.04       $11,807.31
07/31/89    $12,884.92   $12,923.39       $12,871.15
08/31/89    $13,112.87   $13,175.19       $13,102.83
09/30/89    $13,049.65   $13,121.54       $13,029.45
10/31/89    $12,704.66   $12,817.25       $12,720.65
11/30/89    $12,983.23   $13,077.57       $12,967.43
12/31/89    $13,279.16   $13,391.17       $13,277.36
01/31/90    $12,378.62   $12,492.63       $12,383.79
02/28/90    $12,534.56   $12,654.72       $12,532.39
03/31/90    $12,872.44   $12,989.80       $12,849.46
04/30/90    $12,549.25   $12,666.23       $12,543.65
05/31/90    $13,744.89   $13,898.54       $13,759.13
06/30/90    $13,637.66   $13,804.85       $13,660.06
07/31/90    $13,571.45   $13,760.72       $13,616.35
08/31/90    $12,355.89   $12,518.41       $12,388.15
09/30/90    $11,746.94   $11,910.01       $11,788.57
10/31/90    $11,702.25   $11,859.67       $11,753.20
11/30/90    $12,457.45   $12,624.77       $12,497.18
12/31/90    $12,787.41   $12,976.26       $12,832.10
01/31/91    $13,415.40   $13,539.96       $13,380.03
02/28/91    $14,369.58   $14,507.09       $14,324.67
03/31/91    $14,725.23   $14,858.03       $14,662.73
04/30/91    $14,766.99   $14,892.95       $14,694.99
05/31/91    $15,387.37   $15,533.64       $15,316.58
06/30/91    $14,671.55   $14,822.51       $14,613.55
07/31/91    $15,337.89   $15,512.81       $15,285.78
08/31/91    $15,665.31   $15,879.26       $15,638.88
09/30/91    $15,397.18   $15,613.44       $15,376.14
10/31/91    $15,586.84   $15,822.47       $15,579.11
11/30/91    $14,942.18   $15,187.04       $14,948.15
12/31/91    $16,624.51   $16,920.94       $16,641.78
01/31/92    $16,350.61   $16,605.61       $16,328.92
02/29/92    $16,574.25   $16,820.98       $16,537.93
03/31/92    $16,250.59   $16,494.15       $16,212.13
04/30/92    $16,714.58   $16,977.79       $16,677.42
05/31/92    $16,816.00   $17,060.81       $16,755.80
06/30/92    $16,584.50   $16,807.12       $16,501.11
07/31/92    $17,258.30   $17,493.59       $17,157.86
08/31/92    $16,894.36   $17,135.84       $16,804.40
09/30/92    $17,068.73   $17,337.27       $16,982.53
10/31/92    $17,131.87   $17,396.79       $17,035.18
11/30/92    $17,700.11   $17,987.54       $17,607.56
12/31/92    $17,916.05   $18,208.23       $17,818.85
01/31/93    $18,062.61   $18,360.32       $17,959.62
02/28/93    $18,314.01   $18,610.46       $18,200.28
03/31/93    $18,694.30   $19,003.10       $18,578.84
04/30/93    $18,185.75   $18,543.80       $18,121.80
05/31/93    $18,692.77   $19,038.40       $18,594.78
06/30/93    $18,734.93   $19,093.99       $18,639.41
07/31/93    $18,670.99   $19,017.18       $18,555.53
08/31/93    $19,334.28   $19,737.26       $19,247.65
09/30/93    $19,187.70   $19,581.46       $19,091.75
10/31/93    $19,516.74   $19,986.18       $19,479.31
11/30/93    $19,309.62   $19,796.56       $19,290.36
12/31/93    $19,518.99   $20,035.97       $19,516.06
01/31/94    $20,176.68   $20,716.50       $20,167.90
02/28/94    $19,677.69   $20,154.67       $19,609.24
03/31/94    $18,823.58   $19,277.13       $18,756.24
04/30/94    $19,051.38   $19,524.53       $18,992.57
05/31/94    $19,325.39   $19,844.13       $19,294.55
06/30/94    $18,868.24   $19,358.15       $18,817.98
07/31/94    $19,484.16   $19,993.35       $19,427.68
08/31/94    $20,281.46   $20,811.63       $20,208.67
09/30/94    $19,790.68   $20,303.62       $19,709.52
10/31/94    $20,204.36   $20,758.26       $20,149.04
11/30/94    $19,462.74   $20,003.28       $19,413.60
12/31/94    $19,736.61   $20,299.39       $19,687.33
01/31/95    $20,238.70   $20,825.39       $20,191.33
02/28/95    $21,005.52   $21,636.21       $20,966.68
03/31/95    $21,580.64   $22,273.63       $21,572.61
04/30/95    $22,192.27   $22,929.08       $22,200.37
05/31/95    $23,050.39   $23,843.69       $23,070.63
06/30/95    $23,588.99   $24,397.11       $23,596.64
07/31/95    $24,337.56   $25,205.72       $24,368.25
08/31/95    $24,392.33   $25,268.84       $24,424.30
09/30/95    $25,378.25   $26,334.65       $25,435.46
10/31/95    $25,259.57   $26,240.61       $25,343.90
11/30/95    $26,355.04   $27,391.39       $26,443.82
12/31/95    $26,841.33   $27,919.01       $26,938.32
01/31/96    $27,755.32   $28,868.11       $27,843.45
02/29/96    $27,979.15   $29,136.50       $28,080.12
03/31/96    $28,249.62   $29,417.09       $28,352.49
04/30/96    $28,650.65   $29,850.34       $28,757.93
05/31/96    $29,368.78   $30,618.96       $29,479.76
06/30/96    $29,490.02   $30,735.65       $29,591.78
07/31/96    $28,184.33   $29,378.36       $28,280.87
08/31/96    $28,753.24   $29,998.95       $28,860.62
09/30/96    $30,357.38   $31,685.91       $30,468.16
10/31/96    $31,187.43   $32,559.52       $31,299.94
11/30/96    $33,537.68   $35,018.45       $33,641.18
12/31/96    $32,814.95   $34,324.73       $32,964.99
01/31/97    $34,887.47   $36,467.97       $34,998.93
02/28/97    $35,156.13   $36,754.24       $35,261.42
03/31/97    $33,716.88   $35,246.95       $33,794.55
04/30/97    $35,722.24   $37,349.33       $35,788.42
05/31/97    $37,890.71   $39,621.77       $37,950.04
06/30/97    $39,617.82   $41,395.92       $39,627.44
07/31/97    $42,717.01   $44,688.75       $42,742.15
08/31/97    $40,337.44   $42,187.08       $40,348.59
09/30/97    $42,525.10   $44,496.14       $42,527.42
10/31/97    $41,095.45   $43,011.75       $41,102.75
11/30/97    $42,976.07   $45,001.18       $42,968.81
12/31/97    $43,703.30   $45,773.44       $43,686.39
01/31/98    $44,182.62   $46,279.19       $44,166.94
02/28/98    $47,356.78   $49,615.13       $47,311.63
03/31/98    $49,764.03   $52,153.84       $49,696.13
04/30/98    $50,264.65   $52,678.35       $50,178.19
05/31/98    $49,380.58   $51,773.87       $49,295.05
06/30/98    $51,383.07   $53,875.26       $51,281.64
07/31/98    $50,829.19   $53,303.11       $50,722.67
08/31/98    $43,458.32   $45,606.14       $43,393.25
09/30/98    $46,227.72   $48,527.99       $46,161.73
10/31/98    $49,977.06   $52,471.81       $49,891.60
11/30/98    $52,980.80   $55,650.71       $52,895.08

* Prior to November 11, 1994, Norwest Investment Management managed a collective investment fund with investment objectives and polices that were, in all material respects, equivalent to the Fund. The performance of the Fund includes the performance of the predecessor collective investment fund for the periods before it became a mutual fund on November 11, 1994. The collective investment fund performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), nor subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

+ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

THE FUND IS PROFESSIONALLY MANAGED WHILE THE INDEX IS UNMANAGED AND IS NOT AVAILABLE FOR INVESTMENT.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (UNAUDITED)
(CONTINUED)  NOVEMBER 30, 1998

--------------------------------------------------------------------------------
 INCOME EQUITY FUND

The Income Equity Fund outperformed its benchmark, the Lipper Equity Income Fund Average, for the six month period ending November 30, 1998 with a return of 2.11% versus -0.16% for the Average.

The strategy utilized in managing the Income Equity Fund remained consistent with the Fund's overall objectives. The Fund's style is to focus on quality large capitalization companies with an above average dividend yield and better future growth prospects than the market in general, while selling at a better valuation. The results of this disciplined process were very competitive returns with less volatility (risk) than market benchmarks. We have also increased the Fund's dividend yield relative to that of the S&P 500 Index.

The sectors that had the most positive effect on performance were Consumer Staples and Capital Goods. The healthcare stocks, especially the drug companies have been in favor because they have historically produced consistent revenue and earnings gains, even in economic slowdowns, which many economists expect to continue in 1999. The Capital Goods sector was led by United Technologies, General Electric, Emerson Electric and AMP. AMP, recently added to the Fund, is the target of a take-over by Tyco International at up to $55 per share.

The economic downturn internationally impacted two sectors more severely than others, namely Consumer Cyclicals (retailers in particular) and Financials. Retailers have had little or no pricing power due to low cost imports. Financial companies, especially those doing business internationally have been adversely impacted by the economic uncertainties worldwide. Energy stocks also continue to be under pressure as oil prices remain at the lowest levels in the last twenty years.

The strategy going forward will be to take advantage of the decline in those sectors that have been impacted by short-term cyclical pressures including currency risk, price competition, excess inventories, etc. We will concentrate on those companies with management teams that have shown strong leadership in dealing with short-term problems. Growth of earnings and dividends, as well as overall higher dividend yield at a reasonable price continues to be the focus.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. THE PERFORMANCE OF ALL OTHER CLASSES WOULD BE LOWER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
      INCOME EQUITY FUND VS. STANDARD & POOR'S 500 INDEX ("S&P INDEX") AND
                LIPPER EQUITY INCOME AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based securities market index and a peer based average. The Fund's total return includes operating expenses and sales charges (if applicable) that reduce returns, while the total return of the Index does not. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 1998
                           -------------------------------------------------------------
                                                                                            LIPPER
                            A SHARES*   B SHARES**   C SHARES**   I SHARES***  S&P INDEX   AVERAGE+
                           -----------  -----------  -----------  -----------  ---------  -----------
ONE YEAR                        10.00%       12.50%       15.41%       16.38%      23.67%      10.67%
FIVE YEAR                       19.37%       19.73%       19.81%       20.73%      22.95%      16.37%
SINCE INCEPTION                 16.30%       16.12%       16.11%       16.98%      18.36%      14.03%
INCEPTION DATE                3/31/89      3/31/89      3/31/89      3/31/89     3/31/89     3/31/89
VALUE NOVEMBER 30, 1998     $  43,120    $  42,461    $  42,435    $  45,620   $  51,084   $  35,599

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
             I SHARES     S&P INDEX     LIPPER AVERAGE
03/31/89     $10,000.00    $10,000.00        $10,000.00
04/30/89     $10,507.80    $10,518.66        $10,359.00
05/31/89     $10,971.52    $10,892.70        $10,697.74
06/30/89     $10,855.26    $10,881.31        $10,709.51
07/31/89     $11,714.59    $11,862.91        $11,347.79
08/31/89     $11,893.29    $12,094.05        $11,535.03
09/30/89     $11,768.21    $12,044.80        $11,509.65
10/31/89     $11,607.43    $11,765.48        $11,187.38
11/30/89     $11,845.70    $12,004.44        $11,319.40
12/31/89     $12,090.64    $12,292.31        $11,476.74
01/31/90     $11,356.54    $11,467.49        $10,870.76
02/28/90     $11,406.10    $11,616.28        $10,989.26
03/31/90     $11,750.92    $11,923.87        $11,102.44
04/30/90     $11,568.19    $11,626.85        $10,776.03
05/31/90     $12,616.31    $12,758.04        $11,459.23
06/30/90     $12,705.83    $12,672.03        $11,388.19
07/31/90     $12,751.23    $12,631.53        $11,276.58
08/31/90     $11,768.93    $11,491.16        $10,440.99
09/30/90     $11,341.84    $10,932.69         $9,945.04
10/31/90     $11,346.65    $10,886.48         $9,785.92
11/30/90     $11,917.72    $11,588.80        $10,335.89
12/31/90     $12,248.38    $11,911.44        $10,557.08
01/31/91     $12,742.07    $12,428.88        $10,955.08
02/28/91     $13,665.22    $13,316.65        $11,641.96
03/31/91     $13,980.38    $13,638.80        $11,881.79
04/30/91     $14,023.75    $13,670.85        $11,951.89
05/31/91     $14,583.81    $14,258.97        $12,435.94
06/30/91     $13,907.78    $13,606.19        $11,987.00
07/31/91     $14,385.65    $14,239.85        $12,461.69
08/31/91     $14,788.64    $14,576.22        $12,760.77
09/30/91     $14,595.56    $14,332.21        $12,744.18
10/31/91     $14,740.70    $14,524.09        $12,918.77
11/30/91     $14,220.15    $13,940.81        $12,461.45
12/31/91     $15,770.93    $15,532.43        $13,465.84
01/31/92     $15,345.39    $15,242.97        $13,446.99
02/29/92     $15,456.42    $15,440.67        $13,672.90
03/31/92     $15,388.25    $15,140.66        $13,500.62
04/30/92     $15,885.65    $15,584.61        $13,842.19
05/31/92     $15,888.85    $15,660.82        $13,948.77
06/30/92     $15,643.02    $15,427.94        $13,810.68
07/31/92     $16,402.23    $16,058.08        $14,276.10
08/31/92     $16,028.37    $15,729.69        $14,044.83
09/30/92     $16,163.38    $15,914.60        $14,183.87
10/31/92     $16,077.65    $15,969.23        $14,188.12
11/30/92     $16,537.25    $16,511.50        $14,583.97
12/31/92     $16,639.60    $16,714.08        $14,852.32
01/31/93     $16,508.93    $16,853.69        $15,064.71
02/28/93     $16,785.07    $17,083.30        $15,338.88
03/31/93     $17,328.67    $17,443.73        $15,797.52
04/30/93     $17,083.50    $17,022.11        $15,634.80
05/31/93     $17,577.37    $17,476.13        $15,863.07
06/30/93     $17,454.95    $17,527.16        $15,996.32
07/31/93     $17,427.44    $17,456.65        $16,103.50
08/31/93     $18,122.22    $18,117.64        $16,691.27
09/30/93     $17,940.00    $17,974.62        $16,714.64
10/31/93     $18,034.37    $18,346.14        $16,938.62
11/30/93     $17,785.86    $18,172.07        $16,677.76
12/31/93     $17,909.43    $18,391.84        $16,956.28
01/31/94     $18,394.59    $19,016.52        $17,454.80
02/28/94     $17,844.13    $18,500.79        $17,035.88
03/31/94     $17,097.89    $17,695.27        $16,339.11
04/30/94     $17,340.65    $17,922.37        $16,513.94
05/31/94     $17,786.58    $18,215.74        $16,677.43
06/30/94     $17,363.77    $17,769.64        $16,405.59
07/31/94     $17,849.13    $18,352.71        $16,827.21
08/31/94     $19,010.46    $19,103.85        $17,362.32
09/30/94     $18,697.86    $18,637.53        $17,060.21
10/31/94     $19,064.97    $19,054.86        $17,164.28
11/30/94     $18,511.19    $18,361.83        $16,522.34
12/31/94     $18,741.21    $18,633.64        $16,649.56
01/31/95     $19,291.24    $19,116.48        $16,972.56
02/28/95     $20,121.30    $19,860.76        $17,529.26
03/31/95     $20,661.33    $20,445.88        $17,946.46
04/30/95     $21,291.37    $21,047.54        $18,357.43
05/31/95     $22,101.42    $21,887.11        $18,917.33
06/30/95     $22,251.43    $22,395.10        $19,146.23
07/31/95     $22,821.47    $23,137.37        $19,661.26
08/31/95     $22,931.48    $23,195.30        $19,863.78
09/30/95     $24,131.55    $24,173.66        $20,517.29
10/31/95     $24,021.55    $24,087.33        $20,316.22
11/30/95     $25,331.63    $25,143.68        $21,202.01
12/31/95     $25,943.04    $25,628.00        $21,719.34
01/31/96     $26,859.03    $26,499.23        $22,244.95
02/29/96     $27,011.70    $26,745.59        $22,449.60
03/31/96     $27,327.21    $27,003.15        $22,750.43
04/30/96     $27,720.60    $27,400.85        $23,016.61
05/31/96     $28,379.63    $28,106.40        $23,373.36
06/30/96     $28,678.25    $28,213.51        $23,408.42
07/31/96     $27,541.87    $26,967.60        $22,586.79
08/31/96     $27,913.78    $27,537.27        $23,180.82
09/30/96     $29,144.51    $29,085.80        $24,070.96
10/31/96     $29,694.99    $29,887.72        $24,617.38
11/30/96     $31,793.06    $32,144.87        $26,013.18
12/31/96     $31,195.40    $31,508.08        $25,896.12
01/31/97     $32,727.04    $33,475.45        $26,732.57
02/28/97     $33,206.32    $33,738.23        $27,085.44
03/31/97     $32,160.80    $32,354.62        $26,259.33
04/30/97     $33,197.91    $34,284.48        $27,020.85
05/31/97     $34,737.86    $36,370.45        $28,582.66
06/30/97     $36,214.04    $37,999.01        $29,614.49
07/31/97     $38,612.18    $41,021.64        $31,518.70
08/31/97     $36,741.76    $38,725.25        $30,629.87
09/30/97     $38,612.52    $40,844.84        $32,158.30
10/31/97     $37,415.23    $39,482.25        $31,199.99
11/30/97     $39,200.47    $41,308.43        $32,167.19
12/31/97     $39,941.88    $42,017.32        $32,919.90
01/31/98     $40,006.75    $42,481.57        $32,877.10
02/28/98     $42,688.29    $45,543.77        $34,708.36
03/31/98     $44,936.29    $47,874.15        $36,249.41
04/30/98     $45,337.70    $48,355.62        $36,253.03
05/31/98     $44,675.92    $47,525.36        $35,654.86
06/30/98     $45,386.11    $49,454.31        $35,861.66
07/31/98     $44,102.11    $48,929.11        $34,843.19
08/31/98     $38,552.62    $41,863.75        $30,543.54
09/30/98     $40,689.42    $44,545.83        $32,214.27
10/31/98     $43,571.61    $48,166.03        $34,137.46
11/30/98     $45,619.85    $51,084.07        $35,598.54

* 5/2/96 was the inception date of Class A shares of the Fund. Returns prior to that date are for Class I shares.

** 5/2/96 and 10/1/98 were the inception dates of Class B and C shares, respectively, of the Fund. Returns prior to May 2, 1996 for Class B shares and prior to October 1, 1998 for Class C shares are for Class I shares, adjusted for Class B and Class C share expenses, respectively. Performance shown for Class B and Class C shares for the period prior to November 11, 1994 reflects performance of the shares of the predecessor collective investment fund adjusted to reflect Class B and Class C share expenses (before waivers and reimbursements), respectively.

** Prior to November 11, 1994, Norwest Investment Management managed a collective investment fund with investment objectives and polices that were, in all material respects, equivalent to the Fund. The performance of the Fund includes the performance of the predecessor collective investment fund for the periods before it became a mutual fund on November 11, 1994. The collective investment fund performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), nor subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

+ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF I SHARES (THE SOLE CLASS OF SHARES PRIOR TO THE INCEPTION OF THE OTHER CLASSES). PERFORMANCE OF THE OTHER CLASSES WILL BE LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.

THE RETURNS ABOVE ARE CALCULATED USING THE MAXIMUM 5.5% SALES CHARGE FOR CLASS A SHARES, THE MAXIMUM 4.0% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER THE SIXTH YEAR) FOR CLASS B SHARES AND THE MAXIMUM 1.0% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER ONE YEAR) FOR CLASS C SHARES.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

THE FUND IS PROFESSIONALLY MANAGED WHILE THE INDEX IS UNMANAGED AND IS NOT AVAILABLE FOR INVESTMENT.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (UNAUDITED)
(CONTINUED)  NOVEMBER 30, 1998

--------------------------------------------------------------------------------
 VALUGROWTH STOCK FUND

For the six months ending November 30, 1998, the ValuGrowth Stock Fund declined 2.43% and underperformed its peer group, the Lipper Growth Fund Average, which returned 1.79%. This was in spite of outperforming the Average in the final three months of that period, 21.00% versus 20.33%. The fund suffered from its investment in smaller cap stocks early in 1998. Small cap stocks on average posted losses for the six months, and the smaller caps selected for investment by the Fund performed in line with small cap indices. These investments were financed through the sale of large cap stocks, some of which went on to outperform, so the Fund suffered both on the buy side and, in terms of lost opportunity, on the sell side.

The Fund has begun a shift away from smaller cap issues and toward a greater emphasis on firms that have sufficient product strength to be recognized as dominant forces in their industries. Product strength arises from strong brands, technological leadership, and focused, entrepreneurial management. Holdings in the Fund that best exemplify these characteristics are EMC Corp, Cisco Systems, and Merck.

We believe that EMC and Cisco will continue to benefit as information solutions, data management, and the Internet grow in importance into the foreseeable future. Merck should continue to benefit from an aging population and greater needs for wellness management. When they are at good valuations, EMC, Cisco, and Merck are the kinds of companies that are targeted for investment in the Fund going forward.

Charles J. Meyer, CFA, became the Fund's manager in December 1998. Mr. Meyer joined Norwest Investment Management, Inc., as an institutional portfolio manager in March 1998. Prior to Norwest he managed the Montana Board of Investments' $2 billion stock fund, which was highly rated among U.S. public funds. Prior to that he was portfolio manager for Columbia Partners, Inc., and pension investments manager for The Standard Oil Company, both in Cleveland, Ohio.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. THE PERFORMANCE FOR ALL OTHER CLASSES WOULD BE LOWER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
      VALUGROWTH STOCK FUND VS. STANDARD & POOR'S 500 INDEX ("S&P INDEX")
                  AND LIPPER GROWTH AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based securities market index and a peer based average. The Fund's total return includes operating expenses and sales charges (if applicable) that reduce returns, while the total return of the Index does not. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 1998
                           -------------------------------------------------------------

                                                                               LIPPER
                            A SHARES     B SHARES*   I SHARES**   S&P INDEX   AVERAGE+
                           -----------  -----------  -----------  ---------  -----------
ONE YEAR                         2.59%        4.74%        8.62%      23.67%      14.02%
FIVE YEAR                       13.23%       13.57%       14.55%      22.95%      17.64%
TEN YEAR                        13.83%       13.61%       14.45%      18.72%      16.34%
VALUE NOVEMBER 30, 1998     $  36,550    $  35,834    $  38,601   $  55,651   $  45,468

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
            A SHARES     S&P INDEX   LIPPER AVERAGE
11/30/88     $9,450.00   $10,000.00       $10,000.00
12/31/88     $9,647.86   $10,174.32       $10,260.00
01/31/89    $10,138.75   $10,917.28       $10,912.54
02/28/89     $9,959.38   $10,645.88       $10,771.76
03/31/89    $10,110.42   $10,893.95       $11,023.82
04/30/89    $10,650.53   $11,458.97       $11,580.53
05/31/89    $11,162.21   $11,866.45       $12,068.07
06/30/89    $10,887.42   $11,854.04       $11,919.63
07/31/89    $11,896.22   $12,923.39       $12,793.34
08/31/89    $12,058.01   $13,175.19       $13,117.01
09/30/89    $12,134.14   $13,121.54       $13,141.93
10/31/89    $11,800.00   $12,817.25       $12,725.33
11/30/89    $12,095.96   $13,077.57       $12,909.85
12/31/89    $12,239.16   $13,391.17       $13,050.57
01/31/90    $11,573.56   $12,492.63       $12,206.20
02/28/90    $11,772.25   $12,654.72       $12,412.48
03/31/90    $12,308.70   $12,989.80       $12,782.37
04/30/90    $12,149.24   $12,666.23       $12,502.44
05/31/90    $13,514.66   $13,898.54       $13,678.92
06/30/90    $13,664.15   $13,804.85       $13,721.32
07/31/90    $13,393.87   $13,760.72       $13,497.67
08/31/90    $12,042.47   $12,518.41       $12,268.03
09/30/90    $11,411.82   $11,910.01       $11,567.52
10/31/90    $11,170.30   $11,859.67       $11,355.84
11/30/90    $11,743.91   $12,624.77       $12,126.90
12/31/90    $12,086.06   $12,976.26       $12,554.98
01/31/91    $12,753.02   $13,539.96       $13,373.56
02/28/91    $13,743.35   $14,507.09       $14,339.13
03/31/91    $14,066.72   $14,858.03       $14,809.46
04/30/91    $14,056.59   $14,892.95       $14,794.65
05/31/91    $14,776.14   $15,533.64       $15,447.09
06/30/91    $14,066.72   $14,822.51       $14,659.29
07/31/91    $14,921.10   $15,512.81       $15,436.23
08/31/91    $15,216.07   $15,879.26       $15,910.13
09/30/91    $14,809.22   $15,613.44       $15,758.98
10/31/91    $15,135.82   $15,822.47       $16,088.34
11/30/91    $14,778.60   $15,187.04       $15,460.90
12/31/91    $16,544.28   $16,920.94       $17,204.89
01/31/92    $16,534.05   $16,605.61       $17,247.90
02/29/92    $16,697.65   $16,820.98       $17,510.07
03/31/92    $16,288.40   $16,494.15       $17,007.53
04/30/92    $16,698.17   $16,977.79       $16,958.21
05/31/92    $16,739.17   $17,060.81       $17,093.87
06/30/92    $16,297.58   $16,807.12       $16,620.37
07/31/92    $16,975.79   $17,493.59       $17,212.06
08/31/92    $16,924.38   $17,135.84       $16,843.72
09/30/92    $17,109.57   $17,337.27       $17,128.38
10/31/92    $17,191.98   $17,396.79       $17,469.23
11/30/92    $18,098.99   $17,987.54       $18,340.95
12/31/92    $18,140.24   $18,208.23       $18,658.24
01/31/93    $17,992.42   $18,360.32       $18,889.61
02/28/93    $18,098.07   $18,610.46       $18,627.04
03/31/93    $18,690.06   $19,003.10       $19,157.91
04/30/93    $17,960.23   $18,543.80       $18,575.51
05/31/93    $18,298.90   $19,038.40       $19,273.95
06/30/93    $18,256.52   $19,093.99       $19,322.14
07/31/93    $17,948.88   $19,017.18       $19,246.78
08/31/93    $18,798.03   $19,737.26       $20,074.39
09/30/93    $18,541.41   $19,581.46       $20,259.08
10/31/93    $18,807.50   $19,986.18       $20,542.70
11/30/93    $18,548.50   $19,796.56       $20,172.93
12/31/93    $19,345.90   $20,035.97       $20,743.83
01/31/94    $19,920.56   $20,716.50       $21,413.85
02/28/94    $19,650.34   $20,154.67       $21,073.37
03/31/94    $18,763.53   $19,277.13       $20,097.68
04/30/94    $18,579.57   $19,524.53       $20,174.05
05/31/94    $18,608.81   $19,844.13       $20,276.93
06/30/94    $17,980.21   $19,358.15       $19,587.52
07/31/94    $18,680.10   $19,993.35       $20,108.55
08/31/94    $19,544.09   $20,811.63       $21,063.70
09/30/94    $19,011.77   $20,303.62       $20,671.92
10/31/94    $19,305.43   $20,758.26       $21,013.00
11/30/94    $18,483.80   $20,003.28       $20,231.32
12/31/94    $18,529.52   $20,299.39       $20,409.36
01/31/95    $18,758.55   $20,825.39       $20,568.55
02/28/95    $19,435.12   $21,636.21       $21,343.98
03/31/95    $19,850.03   $22,273.63       $21,950.15
04/30/95    $20,232.39   $22,929.08       $22,422.08
05/31/95    $20,604.03   $23,843.69       $23,110.44
06/30/95    $21,219.30   $24,397.11       $24,106.50
07/31/95    $21,767.04   $25,205.72       $25,256.38
08/31/95    $21,679.36   $25,268.84       $25,443.28
09/30/95    $22,123.47   $26,334.65       $26,191.31
10/31/95    $21,684.52   $26,240.61       $25,819.39
11/30/95    $23,069.03   $27,391.39       $26,748.89
12/31/95    $22,927.08   $27,919.01       $26,823.79
01/31/96    $23,137.11   $28,868.11       $27,430.00
02/29/96    $23,811.76   $29,136.50       $28,077.35
03/31/96    $24,210.10   $29,417.09       $28,299.16
04/30/96    $24,569.87   $29,850.34       $29,213.23
05/31/96    $25,073.67   $30,618.96       $29,981.53
06/30/96    $24,931.18   $30,735.65       $29,600.77
07/31/96    $23,845.29   $29,378.36       $27,875.04
08/31/96    $24,676.33   $29,998.95       $28,831.16
09/30/96    $26,273.04   $31,685.91       $30,509.13
10/31/96    $26,406.29   $32,559.52       $30,771.51
11/30/96    $28,149.68   $35,018.45       $32,679.34
12/31/96    $27,639.96   $34,324.73       $32,179.35
01/31/97    $29,265.84   $36,467.97       $33,791.54
02/28/97    $29,191.94   $36,754.24       $33,375.90
03/31/97    $27,872.76   $35,246.95       $31,827.26
04/30/97    $29,291.69   $37,349.33       $33,078.07
05/31/97    $30,920.38   $39,621.77       $35,476.23
06/30/97    $31,960.52   $41,395.92       $36,870.45
07/31/97    $34,913.19   $44,688.75       $39,945.44
08/31/97    $32,980.59   $42,187.08       $38,603.27
09/30/97    $34,433.83   $44,496.14       $40,738.03
10/31/97    $32,940.22   $43,011.75       $39,198.14
11/30/97    $33,666.84   $45,001.18       $39,876.26
12/31/97    $33,889.80   $45,773.44       $40,271.04
01/31/98    $34,332.15   $46,279.19       $40,484.48
02/28/98    $36,815.03   $49,615.13       $43,541.05
03/31/98    $38,130.66   $52,153.84       $45,474.28
04/30/98    $38,631.44   $52,678.35       $46,019.97
05/31/98    $37,458.19   $51,773.87       $44,666.98
06/30/98    $38,293.77   $53,875.26       $46,266.06
07/31/98    $36,273.79   $53,303.11       $45,183.43
08/31/98    $30,213.83   $45,606.14       $37,786.91
09/30/98    $31,513.18   $48,527.99       $40,027.67
10/31/98    $34,096.23   $52,471.81       $42,865.63
11/30/98    $36,550.12   $55,650.71       $45,467.57

* 8/5/93 was the inception date of Class B shares of the Fund. Returns prior to that date are for Class A shares, adjusted for Class B share expenses.

** 8/2/93 was the inception date of Class I shares of the Fund. Returns prior to that date are for Class A shares.

+ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF A SHARES (THE SOLE CLASS OF SHARES PRIOR TO THE INCEPTION OF THE OTHER CLASSES). PERFORMANCE OF THE OTHER CLASSES WILL BE GREATER OR LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.

THE RETURNS ABOVE ARE CALCULATED USING THE MAXIMUM 5.5% SALES CHARGE FOR CLASS A SHARES AND THE MAXIMUM 4.0% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER THE SIXTH YEAR) FOR CLASS B SHARES.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

THE FUND IS PROFESSIONALLY MANAGED WHILE THE INDEX IS UNMANAGED AND IS NOT AVAILABLE FOR INVESTMENT.

                                                                 [LOGO]

                                                               NOVEMBER 30, 1998

--------------------------------------------------------------------------------
 DIVERSIFIED EQUITY FUND

For the six months ending November 30, 1998, the fund gained 2.74%, compared to its blended benchmark, which returned 0.07%. We were very satisfied with the performance of the five unique and complimentary equity styles that make up the strategic asset allocation of the Fund. We employ these styles to help moderate the Fund's annual return volatility, improve its overall performance and provide effective diversification across equity investments.

While large company returns have still been higher than historic averages, the past six months have brought increased volatility to the domestic stock market. Investor sentiment temporarily turned gloomy, as corporate earnings became more disappointing, economic turmoil in Russia was again front-page news, and hedge fund bailouts drew attention. In fact, the market declined more than 15% in July and August before rebounding over 22% in the final three months (as measured by the S&P 500 Index). In addition, the disparity which existed between the returns of large and small capitalization stocks in the U.S. continued to be evident, with the S&P 500 Index (large cap stocks) generating a 7.47% return, while the Russell 2000 Index (small cap stocks) lost 12.35% during the same period. In a similar fashion to the domestic market, the 0.34% return of the MSCI EAFE Index (international stocks) doesn't convey the volatility experienced abroad. International stocks were again hammered in August and September, also declining over 15%, only to regain lost ground in October and November.

The large company style of the Diversified Equity Fund, which invests in large cap growth stocks, gained 17.15% during the past two fiscal quarters. The income equity style, which purchases higher yielding large cap issues, returned 2.11%, while the index style, which tracks the S&P 500 Index, returned 7.29%. The diversified small cap style, which is comprised of a diversified portfolio of small company growth and value stocks, fared poorly, losing 16.83%. The international style of non-U.S. growth stocks also detracted from performance during the period, losing 6.60%. This wide variance of returns between asset classes is exactly why the Fund is always diversified, allowing it to better weather the market's turbulence.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. THE PERFORMANCE FOR ALL OTHER CLASSES WOULD BE LOWER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
     DIVERSIFIED EQUITY FUND VS. STANDARD & POOR'S 500 INDEX ("S&P INDEX"),
                   FUND COMPOSITE BENCHMARK ("BENCHMARK") AND
               LIPPER GROWTH & INCOME AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based securities market index and two peer based averages. The Fund's total return includes operating expenses and sales charges (if applicable) that reduce returns, while the total return of the Index does not. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                            AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 1998
                           -------------------------------------------------------------------------------------

                                                                                                        LIPPER
                            A SHARES*   B SHARES**   C SHARES**   I SHARES***  S&P INDEX  BENCHMARK+   AVERAGE++
                           -----------  -----------  -----------  -----------  ---------  -----------  ---------
ONE YEAR                        10.54%       13.10%       16.41%       17.01%      23.67%      12.72%      12.33%
FIVE YEAR                       17.60%       17.96%       18.12%       18.94%      22.95%      15.27%      17.83%
SINCE INCEPTION                 16.25%       16.05%       16.09%       16.92%      18.68%      14.26%      15.42%
INCEPTION DATE                 1/1/89       1/1/89       1/1/89       1/1/89    12/31/88    12/31/88    12/31/88
VALUE NOVEMBER 30, 1998     $  44,573    $  43,787    $  43,936    $  47,167     $54,697     $37,534     $41,494

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
            I SHARES     S&P INDEX    BENCHMARK   LIPPER AVERAGE
12/31/88    $10,000.00   $10,000.00   $10,000.00       $10,000.00
01/31/89    $10,600.08   $10,730.23   $10,569.45       $10,578.00
02/28/89    $10,401.70   $10,463.48   $10,441.88       $10,432.02
03/31/89    $10,592.10   $10,707.30   $10,639.96       $10,644.84
04/30/89    $11,135.55   $11,262.64   $11,108.97       $11,085.53
05/31/89    $11,533.25   $11,663.14   $11,435.35       $11,460.22
06/30/89    $11,373.93   $11,650.94   $11,349.24       $11,400.63
07/31/89    $12,400.49   $12,701.97   $12,205.37       $12,183.85
08/31/89    $12,641.94   $12,949.46   $12,415.85       $12,437.28
09/30/89    $12,707.51   $12,896.73   $12,484.58       $12,386.29
10/31/89    $12,322.04   $12,597.65   $12,078.89       $12,032.04
11/30/89    $12,600.92   $12,853.51   $12,293.71       $12,219.74
12/31/89    $12,835.36   $13,161.74   $12,558.27       $12,388.37
01/31/90    $12,042.98   $12,278.59   $11,844.52       $11,682.23
02/28/90    $12,124.26   $12,437.90   $11,942.42       $11,829.43
03/31/90    $12,469.14   $12,767.24   $12,181.39       $12,082.58
04/30/90    $12,315.24   $12,449.21   $11,895.37       $11,786.56
05/31/90    $13,663.41   $13,660.41   $12,897.79       $12,710.62
06/30/90    $13,798.46   $13,568.32   $12,915.40       $12,705.54
07/31/90    $13,665.04   $13,524.96   $12,849.98       $12,606.43
08/31/90    $12,422.11   $12,303.92   $11,665.53       $11,594.14
09/30/90    $11,609.40   $11,705.95   $10,924.30       $11,021.39
10/31/90    $11,674.65   $11,656.47   $10,912.34       $10,852.76
11/30/90    $12,293.44   $12,408.47   $11,468.87       $11,500.67
12/31/90    $12,657.91   $12,753.93   $11,764.42       $11,836.49
01/31/91    $13,453.66   $13,307.97   $12,340.65       $12,407.01
02/28/91    $14,483.07   $14,258.54   $13,229.11       $13,215.94
03/31/91    $14,832.94   $14,603.46   $13,504.87       $13,523.88
04/30/91    $14,803.53   $14,637.78   $13,543.77       $13,538.75
05/31/91    $15,510.73   $15,267.50   $14,055.58       $14,084.36
06/30/91    $14,703.43   $14,568.55   $13,405.72       $13,498.45
07/31/91    $15,503.98   $15,247.03   $14,038.88       $14,065.39
08/31/91    $15,925.36   $15,607.19   $14,362.75       $14,388.89
09/30/91    $15,840.60   $15,345.93   $14,340.42       $14,252.20
10/31/91    $16,209.42   $15,551.38   $14,568.86       $14,467.41
11/30/91    $15,677.84   $14,926.84   $14,016.19       $13,895.95
12/31/91    $17,415.11   $16,631.03   $15,350.04       $15,268.86
01/31/92    $17,266.77   $16,321.10   $15,373.07       $15,268.86
02/29/92    $17,294.01   $16,532.78   $15,574.84       $15,543.70
03/31/92    $16,855.67   $16,211.55   $15,197.07       $15,285.68
04/30/92    $17,042.24   $16,686.90   $15,384.98       $15,547.06
05/31/92    $17,271.45   $16,768.50   $15,576.45       $15,643.46
06/30/92    $16,792.28   $16,519.16   $15,240.78       $15,332.15
07/31/92    $17,372.31   $17,193.86   $15,632.16       $15,841.18
08/31/92    $17,049.46   $16,842.25   $15,392.52       $15,525.94
09/30/92    $17,201.28   $17,040.23   $15,518.66       $15,707.59
10/31/92    $17,316.75   $17,098.73   $15,599.20       $15,801.84
11/30/92    $18,041.76   $17,679.35   $16,169.20       $16,394.41
12/31/92    $18,240.75   $17,896.26   $16,449.01       $16,655.08
01/31/93    $18,258.06   $18,045.75   $16,638.25       $16,848.28
02/28/93    $18,124.50   $18,291.60   $16,714.29       $16,999.91
03/31/93    $18,778.73   $18,677.52   $17,247.22       $17,447.01
04/30/93    $18,338.62   $18,226.08   $17,042.15       $17,145.18
05/31/93    $18,958.99   $18,712.21   $17,520.87       $17,541.23
06/30/93    $18,868.12   $18,766.85   $17,539.44       $17,611.39
07/31/93    $18,985.86   $18,691.35   $17,626.61       $17,600.83
08/31/93    $19,845.23   $19,399.10   $18,386.05       $18,248.54
09/30/93    $19,913.85   $19,245.96   $18,437.99       $18,235.76
10/31/93    $20,238.77   $19,643.75   $18,806.66       $18,503.83
11/30/93    $19,809.49   $19,457.37   $18,433.35       $18,257.73
12/31/93    $20,455.09   $19,692.69   $19,028.01       $18,668.53
01/31/94    $21,144.16   $20,361.55   $19,702.27       $19,256.59
02/28/94    $20,719.24   $19,809.35   $19,304.68       $18,869.53
03/31/94    $19,773.80   $18,946.85   $18,445.81       $18,092.10
04/30/94    $19,989.67   $19,190.01   $18,641.71       $18,282.07
05/31/94    $20,169.59   $19,504.13   $18,743.96       $18,461.24
06/30/94    $19,518.84   $19,026.48   $18,292.04       $18,034.78
07/31/94    $20,158.77   $19,650.79   $18,785.37       $18,539.75
08/31/94    $21,164.63   $20,455.06   $19,541.30       $19,240.56
09/30/94    $20,764.52   $19,955.75   $19,181.84       $18,798.02
10/31/94    $21,142.58   $20,402.60   $19,474.65       $19,012.32
11/30/94    $20,351.72   $19,660.56   $18,721.17       $18,316.47
12/31/94    $20,624.58   $19,951.60   $18,877.31       $18,514.29
01/31/95    $20,850.40   $20,468.58   $18,967.54       $18,804.96
02/28/95    $21,499.62   $21,265.51   $19,565.11       $19,519.55
03/31/95    $22,195.89   $21,892.01   $20,112.55       $20,025.11
04/30/95    $22,788.65   $22,536.22   $20,606.31       $20,493.70
05/31/95    $23,494.33   $23,435.17   $21,183.80       $21,174.09
06/30/95    $24,228.23   $23,979.10   $21,721.02       $21,629.33
07/31/95    $25,291.45   $24,773.87   $22,637.11       $22,349.59
08/31/95    $25,376.14   $24,835.90   $22,725.62       $22,508.27
09/30/95    $26,354.67   $25,883.45   $23,418.75       $23,217.28
10/31/95    $25,903.04   $25,791.02   $23,110.21       $22,934.03
11/30/95    $26,778.08   $26,922.09   $23,951.19       $23,945.42
12/31/95    $27,004.83   $27,440.66   $24,374.64       $24,350.10
01/31/96    $27,775.57   $28,373.51   $24,938.18       $25,036.77
02/29/96    $28,295.82   $28,637.30   $25,314.50       $25,414.82
03/31/96    $28,671.55   $28,913.07   $25,644.86       $25,768.09
04/30/96    $29,473.84   $29,338.90   $26,332.52       $26,208.72
05/31/96    $30,144.82   $30,094.35   $26,874.58       $26,727.66
06/30/96    $30,046.15   $30,209.04   $26,750.69       $26,652.82
07/31/96    $28,585.78   $28,875.01   $25,456.35       $25,520.07
08/31/96    $29,167.95   $29,484.97   $26,170.15       $26,239.74
09/30/96    $30,727.00   $31,143.02   $27,384.71       $27,452.02
10/31/96    $30,934.21   $32,001.67   $27,709.08       $28,001.06
11/30/96    $32,878.08   $34,418.47   $29,311.77       $29,865.93
12/31/96    $32,522.74   $33,736.64   $29,077.72       $29,555.32
01/31/97    $34,108.48   $35,843.15   $30,178.60       $30,840.98
02/28/97    $34,098.51   $36,124.52   $30,183.73       $31,007.52
03/31/97    $32,712.23   $34,643.05   $29,149.03       $29,906.75
04/30/97    $34,088.54   $36,709.41   $30,069.70       $31,013.30
05/31/97    $36,402.33   $38,942.92   $32,129.03       $32,939.23
06/30/97    $38,107.75   $40,686.67   $33,485.03       $34,210.68
07/31/97    $40,750.66   $43,923.09   $33,485.03       $36,728.59
08/31/97    $38,666.25   $41,464.27   $32,197.20       $35,465.13
09/30/97    $40,950.13   $43,733.78   $34,021.65       $37,259.66
10/31/97    $39,284.59   $42,274.82   $32,625.91       $35,955.57
11/30/97    $40,311.84   $44,230.16   $33,299.64       $36,940.76
12/31/97    $40,887.40   $44,989.19   $33,785.32       $37,557.67
01/31/98    $41,356.51   $45,486.28   $33,976.20       $37,595.22
02/28/98    $44,277.80   $48,765.06   $36,297.63       $40,159.22
03/31/98    $46,207.56   $51,260.27   $38,009.06       $41,942.29
04/30/98    $46,889.90   $51,775.80   $38,325.10       $42,227.50
05/31/98    $45,909.03   $50,886.81   $37,507.25       $41,357.61
06/30/98    $47,380.34   $52,952.20   $38,261.33       $42,044.14
07/31/98    $46,559.39   $52,389.85   $37,470.66       $40,955.20
08/31/98    $39,693.29   $44,824.75   $31,874.23       $34,959.36
09/30/98    $41,729.67   $47,696.54   $33,306.98       $36,812.21
10/31/98    $44,523.02   $51,572.79   $35,572.02       $39,492.13
11/30/98    $47,167.10   $54,697.23   $37,533.81       $41,494.39

* 5/2/96 was the inception date of Class A shares of the Fund. Returns prior to that date are for Class I shares.

** 5/6/96 and 10/1/98 were the inception dates of Class B and C shares, respectively, of the Fund. Returns prior to May 6, 1996 for Class B shares and prior to October 1, 1998 for Class C shares are for Class I shares, adjusted for Class B and Class C share expenses, respectively. Performance shown for Class B and Class C shares for the period prior to November 11, 1994 reflects performance of the shares of the predecessor collective investment fund adjusted to reflect Class B and Class C share expenses (before waivers and reimbursements), respectively.

*** Prior to November 11, 1994, Norwest Investment Management managed a collective investment fund with investment objectives and polices that were, in all material respects, equivalent to the Fund. The performance of the Fund includes the performance of the predecessor collective investment fund for the periods before it became a mutual fund on November 11, 1994. The collective investment fund performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), nor subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

+ Composite benchmark represents the appropriate base allocation percentages applied to the Lipper Universe averages of the underlying component portfolios.

++ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF I SHARES (THE SOLE CLASS OF SHARES PRIOR TO THE INCEPTION OF THE OTHER CLASSES). PERFORMANCE OF THE OTHER CLASSES WILL BE LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.

THE RETURNS ABOVE ARE CALCULATED USING THE MAXIMUM 5.5% SALES CHARGE FOR CLASS A SHARES, THE MAXIMUM 4.0% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER THE SIXTH YEAR) FOR CLASS B SHARES AND THE MAXIMUM 1.0% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER ONE YEAR) FOR CLASS C SHARES.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.
THE FUND IS PROFESSIONALLY MANAGED WHILE THE INDEX IS UNMANAGED AND IS NOT AVAILABLE FOR INVESTMENT.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (UNAUDITED)
(CONTINUED)  NOVEMBER 30, 1998

--------------------------------------------------------------------------------
 GROWTH EQUITY FUND

For the six months ending November 30, 1998, the fund lost 2.02%, beating its blended benchmark, which declined 5.45%. We were satisfied with the overall performance of the three complimentary equity styles that make up the strategic asset allocation of the Fund. We employ these styles to help moderate the Fund's annual return volatility, improve its overall performance and provide effective diversification across equity investments.

While large company returns have still been higher than historic averages, the past six months have brought increased volatility to the domestic stock market. Investor sentiment temporarily turned gloomy, as corporate earnings became more disappointing, economic turmoil in Russia was again front-page news, and hedge fund bailouts drew attention. In fact, the market declined more than 15% in July and August before rebounding over 22% in the final three months (as measured by the S&P 500 Index). In addition, the disparity which existed between the returns of large and small capitalization stocks in the U.S. continued to be evident, with the S&P 500 Index (large cap stocks) generating a 7.47% return, while the Russell 2000 Index (small cap stocks) lost 12.35% during the same period. In a similar fashion to the domestic market, the 0.34% return of the MSCI EAFE Index (international stocks) doesn't convey the volatility experienced abroad. International stocks were again hammered in August and September, also declining over 15%, only to regain lost ground in October and November.

The large company growth portfolio of the Growth Equity Fund gained 17.15% during the past two fiscal quarters. Its stellar performance was generally offset by the diversified small cap style, which fared poorly, losing 16.83%. This Fund is comprised of a diversified portfolio of small company growth and value stocks. The international style of non-U.S. growth stocks also detracted from performance during the period, losing 6.60%. This wide variance of returns between asset classes is exactly why the Fund is always diversified, allowing it to better weather the market's turbulence.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.
THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. THE PERFORMANCE FOR ALL OTHER CLASSES WOULD BE LOWER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
       GROWTH EQUITY FUND VS. STANDARD & POOR'S 500 INDEX ("S&P INDEX"),
                   FUND COMPOSITE BENCHMARK ("BENCHMARK") AND
                    LIPPER GROWTH AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based securities market index and two peer based averages. The Fund's total return includes operating expenses and sales charges (if applicable) that reduce returns, while the total return of the Index does not. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                             AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 1998
                           ---------------------------------------------------------------------------------------

                                                                                                         LIPPER
                            A SHARES*   B SHARES**   C SHARES**   I SHARES***  S&P INDEX  BENCHMARK+    AVERAGE++
                           -----------  -----------  -----------  -----------  ---------  -----------  -----------
ONE YEAR                         4.12%        6.43%       10.23%       10.18%      23.67%       5.57%       14.02%
FIVE YEAR                       13.95%       14.28%       14.57%       15.24%      22.95%      12.21%       17.64%
SINCE INCEPTION                 14.83%       14.67%       14.75%       15.51%      17.91%      12.14%       15.33%
INCEPTION DATE                 5/1/89       5/1/89       5/1/89       5/1/89     4/30/89     4/30/89      4/30/89
VALUE NOVEMBER 30, 1998     $  37,689    $  37,182    $  37,438    $  39,870   $  48,565   $  30,006    $  39,262

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
            I SHARES     S&P INDEX    BENCHMARK   LIPPER AVERAGE
04/30/89    $10,000.00   $10,000.00   $10,000.00       $10,000.00
05/31/89    $10,314.96   $10,355.60   $10,234.20       $10,421.00
06/30/89    $10,091.17   $10,344.77   $10,082.27       $10,292.82
07/31/89    $11,026.97   $11,277.97   $10,817.12       $11,047.29
08/31/89    $11,334.78   $11,497.71   $11,015.61       $11,326.78
09/30/89    $11,524.81   $11,450.89   $11,192.58       $11,348.30
10/31/89    $10,972.95   $11,185.34   $10,731.33       $10,988.56
11/30/89    $11,225.51   $11,412.52   $10,931.96       $11,147.90
12/31/89    $11,426.51   $11,686.19   $11,195.20       $11,269.41
01/31/90    $10,726.82   $10,902.05   $10,559.98       $10,540.28
02/28/90    $10,838.92   $11,043.50   $10,635.49       $10,718.41
03/31/90    $11,165.30   $11,335.92   $10,896.06       $11,037.82
04/30/90    $11,096.05   $11,053.54   $10,673.07       $10,796.09
05/31/90    $12,477.71   $12,128.96   $11,615.66       $11,812.00
06/30/90    $12,726.72   $12,047.19   $11,734.08       $11,848.62
07/31/90    $12,513.66   $12,008.69   $11,657.52       $11,655.48
08/31/90    $11,228.40   $10,924.55   $10,405.27       $10,593.67
09/30/90    $10,163.74   $10,393.61    $9,538.98        $9,988.77
10/31/90    $10,269.34   $10,349.68    $9,577.94        $9,805.98
11/30/90    $10,813.41   $11,017.37    $9,998.99       $10,471.80
12/31/90    $11,270.73   $11,324.10   $10,302.16       $10,841.46
01/31/91    $12,171.33   $11,816.03   $10,928.73       $11,548.32
02/28/91    $13,207.20   $12,660.03   $11,800.36       $12,382.11
03/31/91    $13,556.94   $12,966.29   $12,084.27       $12,788.24
04/30/91    $13,449.76   $12,996.76   $12,097.14       $12,775.45
05/31/91    $14,188.29   $13,555.88   $12,514.25       $13,338.85
06/30/91    $13,298.84   $12,935.29   $11,866.58       $12,658.57
07/31/91    $14,236.23   $13,537.70   $12,489.57       $13,329.47
08/31/91    $14,739.28   $13,857.49   $12,796.07       $13,738.69
09/30/91    $14,918.60   $13,625.51   $12,901.63       $13,608.17
10/31/91    $15,525.47   $13,807.93   $13,162.38       $13,892.58
11/30/91    $14,901.69   $13,253.41   $12,661.48       $13,350.77
12/31/91    $16,536.47   $14,766.55   $13,840.58       $14,856.74
01/31/92    $16,858.37   $14,491.36   $14,118.22       $14,893.88
02/29/92    $16,741.53   $14,679.31   $14,288.14       $15,120.27
03/31/92    $16,013.31   $14,394.09   $13,805.20       $14,686.32
04/30/92    $15,826.67   $14,816.16   $13,694.34       $14,643.73
05/31/92    $16,141.15   $14,888.61   $13,934.06       $14,760.88
06/30/92    $15,469.37   $14,667.21   $13,478.28       $14,352.00
07/31/92    $15,861.28   $15,266.28   $13,674.39       $14,862.93
08/31/92    $15,610.72   $14,954.08   $13,505.10       $14,544.86
09/30/92    $15,774.14   $15,129.87   $13,597.54       $14,790.67
10/31/92    $16,062.94   $15,181.81   $13,758.40       $15,085.01
11/30/92    $17,029.40   $15,697.34   $14,399.82       $15,837.75
12/31/92    $17,372.52   $15,889.93   $14,714.74       $16,111.74
01/31/93    $17,511.68   $16,022.66   $14,914.05       $16,311.53
02/28/93    $16,920.60   $16,240.95   $14,771.55       $16,084.80
03/31/93    $17,716.72   $16,583.60   $15,355.25       $16,543.21
04/30/93    $17,466.73   $16,182.78   $15,259.20       $16,040.30
05/31/93    $18,198.77   $16,614.40   $15,841.64       $16,643.41
06/30/93    $18,111.01   $16,662.92   $15,802.99       $16,685.02
07/31/93    $18,359.25   $16,595.88   $15,968.52       $16,619.95
08/31/93    $19,442.94   $17,224.29   $16,767.51       $17,334.61
09/30/93    $19,840.21   $17,088.32   $16,974.00       $17,494.09
10/31/93    $20,227.41   $17,441.52   $17,372.38       $17,739.01
11/30/93    $19,613.09   $17,276.03   $16,863.98       $17,419.70
12/31/93    $20,802.88   $17,484.97   $17,746.72       $17,912.68
01/31/94    $21,508.85   $18,078.84   $18,428.02       $18,491.26
02/28/94    $21,238.09   $17,588.55   $18,204.30       $18,197.25
03/31/94    $20,132.91   $16,822.74   $17,337.14       $17,354.72
04/30/94    $20,382.69   $17,038.64   $17,495.60       $17,420.66
05/31/94    $20,212.96   $17,317.55   $17,402.26       $17,509.51
06/30/94    $19,423.27   $16,893.44   $16,909.43       $16,914.19
07/31/94    $20,052.11   $17,447.77   $17,305.96       $17,364.10
08/31/94    $21,059.02   $18,161.87   $18,108.18       $18,188.90
09/30/94    $20,730.27   $17,718.54   $17,886.44       $17,850.59
10/31/94    $21,003.04   $18,115.29   $18,165.38       $18,145.12
11/30/94    $20,125.63   $17,456.44   $17,433.95       $17,470.12
12/31/94    $20,516.78   $17,714.85   $17,567.41       $17,623.86
01/31/95    $20,330.52   $18,173.87   $17,292.13       $17,761.32
02/28/95    $20,879.99   $18,881.46   $17,773.89       $18,430.93
03/31/95    $21,625.04   $19,437.72   $18,297.50       $18,954.37
04/30/95    $22,118.63   $20,009.72   $18,698.49       $19,361.88
05/31/95    $22,556.35   $20,807.88   $19,053.39       $19,956.29
06/30/95    $23,580.79   $21,290.83   $19,729.88       $20,816.41
07/31/95    $25,145.39   $21,996.50   $20,882.21       $21,809.35
08/31/95    $25,285.09   $22,051.58   $20,944.02       $21,970.74
09/30/95    $25,964.95   $22,981.69   $21,424.68       $22,616.68
10/31/95    $25,126.77   $22,899.62   $20,942.63       $22,295.53
11/30/95    $25,611.05   $23,903.89   $21,569.02       $23,098.16
12/31/95    $25,619.06   $24,364.32   $21,914.45       $23,162.84
01/31/96    $26,084.68   $25,192.59   $22,207.99       $23,686.32
02/29/96    $26,792.82   $25,426.80   $22,740.32       $24,245.32
03/31/96    $27,268.14   $25,671.66   $23,137.02       $24,436.85
04/30/96    $28,493.01   $26,049.76   $24,225.27       $25,226.16
05/31/96    $29,103.50   $26,720.51   $24,787.54       $25,889.61
06/30/96    $28,523.03   $26,822.34   $24,399.99       $25,560.81
07/31/96    $26,851.68   $25,637.87   $22,911.96       $24,070.62
08/31/96    $27,722.38   $26,179.44   $23,749.39       $24,896.24
09/30/96    $29,103.50   $27,651.62   $24,810.04       $26,345.20
10/31/96    $28,883.32   $28,414.00   $24,675.19       $26,571.77
11/30/96    $30,344.50   $30,559.85   $25,787.67       $28,219.22
12/31/96    $30,430.97   $29,954.46   $25,808.30       $27,787.47
01/31/97    $31,442.95   $31,824.82   $26,452.74       $29,179.62
02/28/97    $31,054.51   $32,074.64   $26,078.03       $28,820.71
03/31/97    $29,735.87   $30,759.26   $25,214.98       $27,483.43
04/30/97    $30,451.41   $32,593.96   $25,524.75       $28,563.53
05/31/97    $33,211.36   $34,577.08   $27,692.69       $30,634.38
06/30/97    $34,908.22   $36,125.33   $28,975.28       $31,838.31
07/31/97    $37,044.62   $38,998.92   $28,975.28       $34,493.63
08/31/97    $35,613.54   $36,815.76   $28,192.80       $33,334.64
09/30/97    $37,995.27   $38,830.84   $30,007.43       $35,178.05
10/31/97    $36,185.97   $37,535.44   $28,470.75       $33,848.32
11/30/97    $36,185.97   $39,271.57   $28,423.63       $34,433.90
12/31/97    $36,544.00   $39,945.51   $28,676.46       $34,774.79
01/31/98    $37,102.18   $40,386.86   $28,768.08       $34,959.10
02/28/98    $39,790.58   $43,298.07   $30,883.83       $37,598.51
03/31/98    $41,248.70   $45,513.55   $32,344.33       $39,267.88
04/30/98    $42,000.54   $45,971.28   $32,704.80       $39,739.10
05/31/98    $40,690.51   $45,181.95   $31,734.62       $38,570.77
06/30/98    $41,829.67   $47,015.79   $32,145.42       $39,951.60
07/31/98    $40,884.17   $46,516.49   $31,215.13       $39,016.73
08/31/98    $34,106.21   $39,799.51   $25,899.82       $32,629.70
09/30/98    $35,507.37   $42,349.34   $26,691.32       $34,564.64
10/31/98    $37,455.32   $45,791.03   $28,323.23       $37,015.27
11/30/98    $39,870.32   $48,565.19   $30,005.63       $39,262.10

* 5/2/96 was the inception date of Class A shares of the Fund. Returns prior to that date are for Class I shares.
** 5/6/96 and 10/1/98 were the inception dates of Class B and C shares, respectively, of the Fund. Returns prior to May 6, 1996 for Class B shares and prior to October 1, 1998 for Class C shares are for Class I shares, adjusted for Class B and Class C share expenses, respectively. Performance shown for Class B and Class C shares for the period prior to November 11, 1994 reflects performance of the shares of the predecessor collective investment fund adjusted to reflect Class B and Class C share expenses (before waivers and reimbursements), respectively.
*** Prior to November 11, 1994, Norwest Investment Management managed a collective investment fund with investment objectives and polices that were, in all material respects, equivalent to the Fund. The performance of the Fund includes the performance of the predecessor collective investment fund for the periods before it became a mutual fund on November 11, 1994. The collective investment fund performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), nor subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.
+ Composite benchmark represents the appropriate base allocation percentages applied to the Lipper Universe averages of the underlying component portfolios. ++ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF I SHARES (THE SOLE CLASS OF SHARES PRIOR TO THE INCEPTION OF THE OTHER CLASSES). PERFORMANCE OF THE OTHER CLASSES WILL BE LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES. THE RETURNS ABOVE ARE CALCULATED USING THE MAXIMUM 5.5% SALES CHARGE FOR CLASS A SHARES, THE MAXIMUM 4.0% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER THE SIXTH YEAR) FOR CLASS B SHARES AND THE MAXIMUM 1.0% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER ONE YEAR) FOR CLASS C SHARES.
TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.
THE FUND IS PROFESSIONALLY MANAGED WHILE THE INDEX IS UNMANAGED AND IS NOT AVAILABLE FOR INVESTMENT.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (UNAUDITED)
(CONTINUED)  NOVEMBER 30, 1998

--------------------------------------------------------------------------------
 LARGE COMPANY GROWTH FUND

The Large Company Growth Fund outperformed the Russell 1000 Growth Index and the Lipper Growth Funds Average for the six month period ending November 30, 1998. The Fund's return of 17.15% well outpaced the 12.17% return of the Index and the 1.79% return of the Average.

Throughout 1998, investors seemingly sought out high-quality, larger capitalization growth stocks. Both short- and long-term factors explain the rotation to growth. On a secular basis, high quality growth stocks offer investors one of the few remaining alternatives for higher potential long-term investment returns. On a near-term basis, true growth stock fundamentals are once again outshining most other companies. For these reasons, combined with very attractive relative valuations, investors have been drawn, once again, to growth stocks.

The Large Company Growth Fund leverages the long-term opportunities in true growth stock investing. Believing in the philosophy that earnings growth drives long-term investment returns, we focus the portfolio only on true growth companies.

A number of the style's elements aided Fund performance. First, since only a select number of companies meet our long-term criteria, we focus on 30-50 growth companies and concentrate on our best ideas. As they did in 1998, the portfolio's top ten holdings have consistently added a disproportionate amount of value. Second, remaining fully invested benefited performance. As is typically the case, returns came in very short bursts during 1998 and it was necessary to remain fully invested to capture the opportunities. Third, the style's broad mid-to-large capitalization and pure growth focus allow us to maintain and enhance the portfolio's very high growth rate profile. Fourth, our sell disciplines were utilized to maintain and enhance the portfolio's high quality and rapid growth characteristics.

Long-term investing was rewarded in 1998. As profit growth naturally slows for most U.S. companies, there is typically confusion about a company's true long-term earnings growth rate. Many investors will sell at the first sign of any earnings trouble or slowdown. We have always chosen to focus on each holding's sustainable, trend-line earnings growth rate--weeding out the usual short-term noise.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
  LARGE COMPANY GROWTH FUND VS. STANDARD & POOR'S 500 INDEX ("S&P INDEX") AND
                    LIPPER GROWTH AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with two broad-based securities market indices and a peer based average. The Fund's total return includes operating expenses and sales charges (if applicable) that reduce returns, while the total return of the Indices does not. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                              AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 1998
                           ---------------------------------------------------------
                                                       I          S&P       LIPPER
                           A SHARES*   B SHARES**  SHARES***     INDEX     AVERAGE+
                           ----------  ----------  ----------  ---------  ----------
ONE YEAR                       27.02%      30.53%      34.45%      23.67%     14.02%
FIVE YEAR                      22.13%      22.56%      23.54%      22.95%     17.64%
TEN YEAR                       19.79%      19.63%      20.47%      18.72%     16.34%
VALUE NOVEMBER 30, 1998      $63,998     $60,093     $64,472     $55,651    $45,468

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
            I SHARES     S&P INDEX   LIPPER AVERAGE
11/30/88    $10,000.00   $10,000.00       $10,000.00
12/31/88    $10,265.71   $10,174.32       $10,260.00
01/31/89    $10,838.64   $10,917.28       $10,912.54
02/28/89    $10,611.65   $10,645.88       $10,771.76
03/31/89    $10,779.04   $10,893.95       $11,023.82
04/30/89    $11,422.09   $11,458.97       $11,580.53
05/31/89    $11,985.40   $11,866.45       $12,068.07
06/30/89    $11,668.66   $11,854.04       $11,919.63
07/31/89    $12,815.18   $12,923.39       $12,793.34
08/31/89    $12,982.51   $13,175.19       $13,117.01
09/30/89    $13,086.41   $13,121.54       $13,141.93
10/31/89    $12,746.91   $12,817.25       $12,725.33
11/30/89    $13,043.63   $13,077.57       $12,909.85
12/31/89    $13,042.55   $13,391.17       $13,050.57
01/31/90    $11,990.73   $12,492.63       $12,206.20
02/28/90    $12,243.17   $12,654.72       $12,412.48
03/31/90    $12,874.48   $12,989.80       $12,782.37
04/30/90    $12,872.58   $12,666.23       $12,502.44
05/31/90    $14,672.82   $13,898.54       $13,678.92
06/30/90    $14,977.85   $13,804.85       $13,721.32
07/31/90    $14,384.74   $13,760.72       $13,497.67
08/31/90    $13,087.68   $12,518.41       $12,268.03
09/30/90    $12,357.65   $11,910.01       $11,567.52
10/31/90    $12,065.42   $11,859.67       $11,355.84
11/30/90    $13,125.25   $12,624.77       $12,126.90
12/31/90    $13,489.60   $12,976.26       $12,554.98
01/31/91    $14,821.31   $13,539.96       $13,373.56
02/28/91    $16,050.35   $14,507.09       $14,339.13
03/31/91    $16,843.63   $14,858.03       $14,809.46
04/30/91    $16,701.55   $14,892.95       $14,794.65
05/31/91    $18,061.12   $15,533.64       $15,447.09
06/30/91    $17,156.83   $14,822.51       $14,659.29
07/31/91    $18,505.82   $15,512.81       $15,436.23
08/31/91    $19,292.17   $15,879.26       $15,910.13
09/30/91    $18,742.91   $15,613.44       $15,758.98
10/31/91    $19,567.78   $15,822.47       $16,088.34
11/30/91    $19,716.48   $15,187.04       $15,460.90
12/31/91    $22,533.45   $16,920.94       $17,204.89
01/31/92    $22,041.95   $16,605.61       $17,247.90
02/29/92    $21,912.59   $16,820.98       $17,510.07
03/31/92    $21,198.12   $16,494.15       $17,007.53
04/30/92    $20,851.37   $16,977.79       $16,958.21
05/31/92    $21,227.87   $17,060.81       $17,093.87
06/30/92    $20,249.03   $16,807.12       $16,620.37
07/31/92    $21,224.02   $17,493.59       $17,212.06
08/31/92    $20,700.65   $17,135.84       $16,843.72
09/30/92    $21,050.84   $17,337.27       $17,128.38
10/31/92    $21,547.15   $17,396.79       $17,469.23
11/30/92    $22,949.59   $17,987.54       $18,340.95
12/31/92    $22,949.59   $18,208.23       $18,658.24
01/31/93    $22,773.20   $18,360.32       $18,889.61
02/28/93    $21,866.15   $18,610.46       $18,627.04
03/31/93    $22,658.07   $19,003.10       $19,157.91
04/30/93    $20,732.81   $18,543.80       $18,575.51
05/31/93    $21,750.96   $19,038.40       $19,273.95
06/30/93    $21,471.34   $19,093.99       $19,322.14
07/31/93    $21,667.05   $19,017.18       $19,246.78
08/31/93    $22,461.92   $19,737.26       $20,074.39
09/30/93    $22,673.52   $19,581.46       $20,259.08
10/31/93    $23,012.15   $19,986.18       $20,542.70
11/30/93    $22,404.44   $19,796.56       $20,172.93
12/31/93    $22,866.73   $20,035.97       $20,743.83
01/31/94    $23,705.05   $20,716.50       $21,413.85
02/28/94    $23,482.52   $20,154.67       $21,073.37
03/31/94    $22,435.11   $19,277.13       $20,097.68
04/30/94    $22,300.96   $19,524.53       $20,174.05
05/31/94    $22,516.75   $19,844.13       $20,276.93
06/30/94    $21,239.39   $19,358.15       $19,587.52
07/31/94    $22,297.33   $19,993.35       $20,108.55
08/31/94    $23,271.71   $20,811.63       $21,063.70
09/30/94    $22,854.76   $20,303.62       $20,671.92
10/31/94    $23,372.68   $20,758.26       $21,013.00
11/30/94    $22,384.55   $20,003.28       $20,231.32
12/31/94    $22,622.68   $20,299.39       $20,409.36
01/31/95    $23,086.41   $20,825.39       $20,568.55
02/28/95    $23,662.95   $21,636.21       $21,343.98
03/31/95    $24,364.82   $22,273.63       $21,950.15
04/30/95    $25,004.02   $22,929.08       $22,422.08
05/31/95    $25,781.08   $23,843.69       $23,110.44
06/30/95    $27,648.55   $24,397.11       $24,106.50
07/31/95    $29,002.15   $25,205.72       $25,256.38
08/31/95    $29,265.35   $25,268.84       $25,443.28
09/30/95    $30,506.15   $26,334.65       $26,191.31
10/31/95    $29,566.15   $26,240.61       $25,819.39
11/30/95    $30,167.75   $27,391.39       $26,748.89
12/31/95    $29,236.88   $27,919.01       $26,823.79
01/31/96    $30,008.61   $28,868.11       $27,430.00
02/29/96    $31,412.89   $29,136.50       $28,077.35
03/31/96    $31,767.12   $29,417.09       $28,299.16
04/30/96    $33,070.19   $29,850.34       $29,213.23
05/31/96    $34,120.24   $30,618.96       $29,981.53
06/30/96    $33,664.80   $30,735.65       $29,600.77
07/31/96    $31,792.42   $29,378.36       $27,875.04
08/31/96    $32,134.01   $29,998.95       $28,831.16
09/30/96    $35,119.69   $31,685.91       $30,509.13
10/31/96    $34,841.36   $32,559.52       $30,771.51
11/30/96    $37,055.32   $35,018.45       $32,679.34
12/31/96    $36,578.35   $34,324.73       $32,179.35
01/31/97    $39,510.73   $36,467.97       $33,791.54
02/28/97    $38,618.27   $36,754.24       $33,375.90
03/31/97    $35,877.12   $35,246.95       $31,827.26
04/30/97    $38,682.02   $37,349.33       $33,078.07
05/31/97    $41,601.65   $39,621.77       $35,476.23
06/30/97    $43,794.57   $41,395.92       $36,870.45
07/31/97    $47,836.16   $44,688.75       $39,945.44
08/31/97    $45,197.02   $42,187.08       $38,603.27
09/30/97    $48,346.14   $44,496.14       $40,738.03
10/31/97    $46,522.96   $43,011.75       $39,198.14
11/30/97    $47,950.91   $45,001.18       $39,876.26
12/31/97    $48,777.78   $45,773.44       $40,271.04
01/31/98    $50,059.23   $46,279.19       $40,484.48
02/28/98    $54,027.60   $49,615.13       $43,541.05
03/31/98    $55,419.28   $52,153.84       $45,474.28
04/30/98    $56,866.08   $52,678.35       $46,019.97
05/31/98    $55,033.47   $51,773.87       $44,666.98
06/30/98    $60,049.03   $53,875.26       $46,266.06
07/31/98    $60,173.05   $53,303.11       $45,183.43
08/31/98    $50,128.13   $45,606.14       $37,786.91
09/30/98    $54,840.56   $48,527.99       $40,027.67
10/31/98    $58,864.04   $52,471.81       $42,865.63
11/30/98    $64,472.11   $55,650.71       $45,467.57

* 10/6/98 was the inception date of Class A shares of the Fund. Returns prior to that date are for Class I shares, and have not been adjusted for Class A share expenses. If such returns had been adjusted for Class A share expenses, returns would have been lower.
** 10/1/98 was the inception date of Class B shares of the Fund. Returns prior to that date are for Class I shares, adjusted for Class B share expenses. Performance shown for Class B shares for the period prior to November 11, 1994 reflects performance of the shares of the predecessor collective investment fund adjusted to reflect Class B share expenses (before waivers and reimbursements). *** Prior to November 11, 1994, Norwest Investment Management managed a collective investment trust fund with investment objectives and polices that were, in all material respects, equivalent to the Fund. The performance of the Fund includes the performance of the predecessor collective investment fund for the periods before it became a mutual fund on November 11, 1994. The collective investment fund performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), nor subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.
+ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.
THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF I SHARES (THE SOLE CLASS OF SHARES PRIOR TO THE INCEPTION OF THE OTHER CLASSES). PERFORMANCE OF THE OTHER CLASSES WILL BE LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES. THE RETURNS ABOVE ARE CALCULATED USING THE MAXIMUM 5.5% SALES CHARGE FOR CLASS A SHARES AND THE MAXIMUM 4.0% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER THE SIXTH YEAR) FOR CLASS B SHARES.
TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.
THE FUND IS PROFESSIONALLY MANAGED WHILE THE INDEX IS UNMANAGED AND IS NOT AVAILABLE FOR INVESTMENT.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (UNAUDITED)
(CONTINUED)  NOVEMBER 30, 1998

--------------------------------------------------------------------------------
 DIVERSIFIED SMALL CAP FUND

The Diversified Small Cap Fund trailed its benchmarks for the six month period ending November 30, 1998 with a loss of 16.83% versus a decline of 12.35% for the Russell 2000 Small Stock Index and a decline of 12.33% for the Lipper Small Cap Fund Average. While we were disappointed with the results over the past two fiscal quarters, bear in mind that the correction experienced by small cap companies in August and September was partially caused by an emotional flight to quality and liquidity in the wake of the problems experienced in the economies of Russia and Southeast Asia. The fund is comprised of five different small cap investing styles: two value styles, two growth styles and an index style. The index style tracks the S&P 600 Index of small company stocks. We employ these styles to help moderate the Fund's annual return volatility, improve its overall performance and provide effective diversification across small cap investments.

Over the past twelve months, small stocks had a very tough time. The market was very narrow and liquidity driven. Overall, 70% of the S&P 500 Index constituents lagged the Index's return, and 40% of its stocks were down for the year. The Russell 2000 Small Stock Index underperformed the S&P 500 Index by one of the widest margins in the common history of these two indices. Small caps lost to large across every economic sector.

While small stocks have rebounded sharply off of their October lows, they remain over 17% below their highs reached in April. Meanwhile, the S&P 500 Index, on the strength of its largest constituents, has fully recovered its earlier losses. This dramatic performance divergence has allowed relative valuations for small stocks to remain near historic lows. Despite reaching these record lows, we have yet to see much change in investors' appetites for large stocks.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
 DIVERSIFIED SMALL CAP FUND VS. RUSSELL 2000 VALUE INDEX ("RUSSELL INDEX") AND
                  LIPPER SMALL CAP AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based securities market index and a peer based average. The Fund's total return includes operating expenses and sales charges (if applicable) that reduce returns, while the total return of the Index does not. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                            TOTAL RETURN AS OF NOVEMBER 30, 1998
                             ------------------------------------------------------------------
                                                                         RUSSELL       LIPPER
                             A SHARES*     B SHARES**     I SHARES        INDEX       AVERAGE+
                             ---------     ----------     ---------     ---------     ---------
SINCE INCEPTION                (17.25%)      (16.38%)        (12.50%)       (9.30%)      (7.42%)
INCEPTION DATE               12/31/97      12/31/97        12/31/97      12/31/97     12/31/97
VALUE NOVEMBER 30, 1998        $8,275        $8,711          $8,750        $9,070       $9,258

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
            I SHARES   RUSSELL INDEX  LIPPER AVERAGE
12/31/97   $10,000.00     $10,000.00       $10,000.00
01/31/98    $9,880.00      $9,819.08        $9,836.00
02/28/98   $10,690.00     $10,412.68       $10,601.24
03/31/98   $11,170.00     $10,835.03       $11,099.50
04/30/98   $11,220.00     $10,888.59       $11,189.41
05/31/98   $10,520.00     $10,503.10       $10,559.44
06/30/98   $10,450.00     $10,443.77       $10,640.75
07/31/98    $9,660.00      $9,625.74        $9,876.74
08/31/98    $7,600.00      $8,118.27        $7,896.46
09/30/98    $7,970.00      $8,576.73        $8,359.98
10/31/98    $8,320.00      $8,831.40        $8,695.21
11/30/98    $8,750.00      $9,070.45        $9,257.79

* 10/6/98 was the inception date of Class A shares of the Fund. Returns prior to that date are for Class I shares, and have not been adjusted for Class A share expenses. If such returns had been adjusted for Class A share expenses, returns would have been lower.

** 10/1/98 was the inception date of Class B shares of the Fund. Returns prior to that date are for Class I shares, adjusted for Class B share expenses.

+Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF I SHARES (THE SOLE CLASS OF SHARES PRIOR TO THE INCEPTION OF THE OTHER CLASSES). PERFORMANCE OF THE OTHER CLASSES WILL BE LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.

THE RETURNS ABOVE ARE CALCULATED USING THE MAXIMUM 5.5% SALES CHARGE FOR CLASS A SHARES AND THE MAXIMUM 4.0% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER THE SIXTH YEAR) FOR CLASS B SHARES.

INVESTMENTS IN SMALL COMPANIES GENERALLY CARRY GREATER RISK THAN IS CUSTOMARILY ASSOCIATED WITH LARGER COMPANIES SUCH AS NARROWER MARKETS, LIMITED FINANCIAL RESOURCES AND LESS LIQUID STOCKS.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

THE FUND IS PROFESSIONALLY MANAGED WHILE THE INDEX IS UNMANAGED AND IS NOT AVAILABLE FOR INVESTMENT.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (UNAUDITED)
(CONTINUED)  NOVEMBER 30, 1998

--------------------------------------------------------------------------------
 SMALL COMPANY STOCK FUND

The Small Company Stock Fund missed its benchmarks for the six month period ending November 30, 1998 with a loss of 22.72% versus a decline of 12.35% for the Russell 2000 Small Stock Index and a decline of 12.33% for the Lipper Small Cap Fund Average. While we were very disappointed with the results over the past two fiscal quarters, bear in mind that the correction experienced by small cap companies in August and September was partially caused by an emotional flight to quality and liquidity in the wake of the problems experienced in the economies of Russia and Southeast Asia.

We attribute most of the index-related underperformance to the smaller size of the average company in the Fund, compared to the index. During this correction, it was a widely accepted concept that the smaller the company's size, the worse the performance.

Leading up to the correction (which for small caps began in late April), the Fund was strategically trying to get bigger, more liquid and cheaper (i.e. lower relative valuations). From year end 1997 to June 30, 1998, the Fund had increased its average weighted market cap from $400 million to $594 million and its relative P/E valuation from a 10% discount to a 17% discount. At the same time, the Fund was becoming much more closely weighted, in a sector sense, to the market. The purpose of these moves was to reduce volatility (therefore risk) and seek to produce a more consistent pattern of outperformance. These moves toward a more conservative fund posture with respect to liquidity and valuation should have produced a better experience in a correction than they actually did. It is our belief that investors panicked out of small caps.

By the end of November, the fund's average market cap was above $800 million and its relative P/E discount to the market was 24%. As stocks recovered off early October lows, small caps participated, but again slightly lagged large caps. The past twelve months as a whole, produced a startling gap in performance between market cap and styles. For the period, large cap growth returned 28.66% while small cap value declined 6.22%. The Fund is now conservatively positioned for a volatile and uncertain outlook in 1999 for the small cap market.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. THE PERFORMANCE FOR ALL OTHER CLASSES WOULD BE LOWER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
  SMALL COMPANY STOCK FUND VS. RUSSELL 2000 VALUE INDEX ("RUSSELL INDEX") AND
                  LIPPER SMALL CAP AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based securities market index and a peer based average. The Fund's total return includes operating expenses and sales charges (if applicable) that reduce returns, while the total return of the Index does not. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                             AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 1998
                           --------------------------------------------------------
                                                               RUSSELL     LIPPER
                            A SHARES    B SHARES   I SHARES     INDEX     AVERAGE+
                           ----------  ----------  ---------  ---------  ----------
ONE YEAR                      (25.80%)    (23.96%)    (21.43%)     (6.34%)     (6.64%)
SINCE INCEPTION                 4.94%       5.02%       6.08%     10.30%     12.17%
INCEPTION DATE              12/31/93    12/31/93    12/31/93   12/31/93   12/31/93
VALUE NOVEMBER 30, 1998      $12,677     $12,927     $13,368    $16,197    $17,588

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
            A SHARES     B SHARES     I SHARES    RUSSELL INDEX  LIPPER AVERAGE
12/31/93     $9,450.00   $10,000.00   $10,000.00     $10,000.00       $10,000.00
01/31/94     $9,457.56   $10,008.00   $10,008.00     $10,306.00       $10,251.00
02/28/94     $9,416.85    $9,951.90    $9,924.85     $10,267.87       $10,249.97
03/31/94     $9,201.58    $9,711.13    $9,697.05      $9,709.30        $9,716.98
04/30/94     $9,562.43   $10,092.74   $10,078.90      $9,766.58        $9,724.75
05/31/94     $9,372.32    $9,884.66    $9,877.73      $9,640.59        $9,553.59
06/30/94     $9,019.91    $9,512.22    $9,504.79      $9,293.53        $9,190.56
07/31/94     $9,558.62   $10,071.47   $10,074.88      $9,438.51        $9,346.80
08/31/94     $9,974.55   $10,505.98   $10,515.02      $9,951.02        $9,907.60
09/30/94     $9,984.10   $10,505.98   $10,525.13      $9,905.25        $9,954.17
10/31/94     $9,936.28   $10,455.47   $10,474.53      $9,863.64       $10,069.64
11/30/94     $9,333.21    $9,798.21    $9,826.21      $9,447.40        $9,706.13
12/31/94     $9,756.45   $10,239.29   $10,274.13      $9,683.58        $9,912.87
01/31/95     $9,567.89   $10,040.22   $10,084.82      $9,553.73        $9,809.77
02/28/95     $9,912.30   $10,398.73   $10,439.07      $9,938.50       $10,209.03
03/31/95     $9,854.16   $10,320.00   $10,377.54     $10,101.20       $10,488.76
04/30/95    $10,128.16   $10,608.93   $10,667.52     $10,310.37       $10,631.40
05/31/95    $10,330.92   $10,805.36   $10,882.10     $10,479.44       $10,800.44
06/30/95    $10,816.39   $11,316.98   $11,395.89     $11,012.98       $11,426.87
07/31/95    $11,826.18   $12,360.68   $12,464.57     $11,646.50       $12,265.60
08/31/95    $12,049.50   $12,590.90   $12,700.92     $11,879.70       $12,474.12
09/30/95    $11,918.31   $12,452.71   $12,562.08     $12,092.49       $12,766.01
10/31/95    $11,301.01   $11,799.86   $11,908.77     $11,552.80       $12,342.18
11/30/95    $11,626.82   $12,130.20   $12,253.58     $12,050.52       $12,838.33
12/31/95    $11,651.30   $12,145.26   $12,268.71     $12,358.21       $13,063.01
01/31/96    $11,641.12   $12,123.80   $12,257.93     $12,344.08       $13,014.67
02/29/96    $11,905.92   $12,392.02   $12,549.02     $12,734.21       $13,550.88
03/31/96    $12,435.52   $12,939.20   $13,098.85     $12,986.78       $13,919.46
04/30/96    $13,851.20   $14,398.35   $14,597.40     $13,684.62       $14,963.42
05/31/96    $14,278.95   $14,838.24   $15,050.20     $14,234.16       $15,590.39
06/30/96    $13,158.64   $13,658.05   $13,864.29     $13,653.84       $15,001.07
07/31/96    $11,824.44   $12,263.28   $12,462.77     $12,462.27       $13,734.98
08/31/96    $12,812.36   $13,282.53   $13,497.74     $13,185.95       $14,560.45
09/30/96    $13,331.78   $13,808.26   $14,047.57     $13,700.77       $15,300.12
10/31/96    $13,566.02   $14,044.29   $14,295.53     $13,487.59       $15,010.95
11/30/96    $14,197.48   $14,688.04   $14,963.95     $14,040.91       $15,456.78
12/31/96    $14,673.18   $15,166.66   $15,456.09     $14,401.61       $15,680.90
01/31/97    $14,977.96   $15,476.65   $15,778.81     $14,686.63       $16,074.49
02/28/97    $14,183.35   $14,650.01   $14,948.95     $14,331.07       $15,431.51
03/31/97    $13,007.75   $13,421.52   $13,704.17     $13,659.09       $14,655.31
04/30/97    $12,594.12   $12,996.71   $13,277.71     $13,692.74       $14,558.58
05/31/97    $15,184.78   $15,648.87   $15,997.80     $15,219.76       $16,299.79
06/30/97    $15,456.91   $15,924.42   $16,285.94     $15,866.43       $17,163.68
07/31/97    $16,469.23   $16,957.73   $17,357.84     $16,606.72       $18,243.27
08/31/97    $16,891.30   $17,379.95   $17,793.23     $16,981.47       $18,580.77
09/30/97    $18,157.59   $18,669.12   $19,134.31     $18,221.15       $19,978.05
10/31/97    $16,902.61   $17,368.01   $17,805.20     $17,411.22       $19,114.99
11/30/97    $16,145.10   $16,580.18   $17,014.93     $17,292.69       $18,839.74
12/31/97    $16,041.09   $16,470.63   $16,905.78     $17,603.09       $18,997.99
01/31/98    $15,671.86   $16,078.48   $16,514.31     $17,335.00       $18,686.43
02/28/98    $17,230.84   $17,661.63   $18,152.69     $18,634.83       $20,140.23
03/31/98    $17,709.48   $18,140.94   $18,660.15     $19,417.86       $21,086.82
04/30/98    $17,777.85   $18,213.56   $18,747.15     $19,524.52       $21,257.62
05/31/98    $16,410.33   $16,790.17   $17,297.25     $18,477.03       $20,060.82
06/30/98    $16,547.08   $16,920.89   $17,442.24     $18,529.91       $20,215.29
07/31/98    $14,728.27   $15,047.25   $15,528.38     $17,016.76       $18,763.83
08/31/98    $11,022.27   $11,256.39   $11,613.66     $13,717.21       $15,001.68
09/30/98    $11,569.28   $11,808.31   $12,193.62     $14,778.57       $15,882.28
10/31/98    $12,006.89   $12,244.04   $12,686.58     $15,384.81       $16,519.16
11/30/98    $12,676.98   $12,926.69   $13,368.03     $16,197.12       $17,587.95

+ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.
INVESTMENTS IN SMALL COMPANIES GENERALLY CARRY GREATER RISK THAN IS CUSTOMARILY ASSOCIATED WITH LARGER COMPANIES SUCH AS NARROWER MARKETS, LIMITED FINANCIAL RESOURCES AND LESS LIQUID STOCKS.
THE RETURNS ABOVE ARE CALCULATED USING THE MAXIMUM 5.5% SALES CHARGE FOR CLASS A SHARES AND THE MAXIMUM 4.0% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER THE SIXTH YEAR) FOR CLASS B SHARES.
TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.
THE FUND IS PROFESSIONALLY MANAGED WHILE THE INDEX IS UNMANAGED AND IS NOT AVAILABLE FOR INVESTMENT.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (UNAUDITED)
(CONTINUED)  NOVEMBER 30, 1998

--------------------------------------------------------------------------------
 SMALL CAP OPPORTUNITIES FUND

For the six month period ended November 30, 1998, the Norwest Small Cap Opportunities Fund returned -15.54% versus the Lipper Smaller Companies Universe Average return of -12.33% and the Russell 2000 Index return of -12.35% for the same period.

In the six months ending November 30, 1998, there was a sharp correction in the U.S. equity markets which hit smaller companies particularly hard. The Russell 2000 Index fell by 12.35%, the S&P 500 Index rose 7.47% and the NASDAQ Composite Index rose 9.59%. After a strong start to the period, the markets peaked in mid-July, then experienced a marked sell off. Fears of recession, concerns about the stability of the U.S. financial markets and continued turmoil in the emerging markets caused a "flight to quality" as investors looked for a relatively safe place to invest. Following the U.S. Federal Reserve's short-term interest rate cut in mid-October, both small and large cap stocks rallied, with small-cap stocks significantly outperforming their larger counterparts.

In the past six months, management maintained its discipline of investing in growing and profitable companies that trade at reasonable valuations. Throughout the fiscal period, the Fund was overweight in consumer companies, such as retailers, restaurants and food companies. While consumer stocks provided strong returns in 1997 and early 1998, their recent performance has been mixed. For example, bread producer EARTHGRAINS performed well over the fiscal period as it benefited from investor interest in smaller food retailers, whereas holdings in more economically sensitive industries, such as lodging, textiles and furniture detracted from performance. Energy stocks also had a negative impact on returns as declining oil prices caused service companies such as WEATHERFORD INTERNATIONAL, COOPER CAMERON, and BJ SERVICES to underperform. In part, this was offset by strong stock selection in the healthcare sector, where emphasis on companies with niche businesses, such as EXPRESS SCRIPTS, PSS WORLD MEDICAL, and HAEMONETICS, contributed positively to performance.

Looking forward, management will continue to search for companies that can grow their earnings independently of the economic cycle. We believe that many smaller companies offer more attractive investment opportunities than large companies based on valuation and growth rates. Furthermore, smaller companies in the U.S. tend to have little overseas exposure so are less likely to be affected by turmoil in other parts of the world. With the recent series of interest rate cuts, we are hopeful that the U.S. will avoid recession in 1999 but, given the economic outlook and the potential impact of Year 2000 problems, the macro-economic outlook is particularly murky. Nonetheless, the United States continues to have an entrepreneurial economy and thus a continually growing supply of attractive investment opportunities. Going forward, we will remain focused on individual stock selection, concentrating on underfollowed companies whose growth prospects are not appreciated by the market and with the potential to offer superior earnings growth.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. THE PERFORMANCE FOR ALL OTHER CLASSES WOULD BE LOWER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
      SMALL CAP OPPORTUNITIES VS. RUSSELL 2000 INDEX ("RUSSELL INDEX") AND
                  LIPPER SMALL CAP AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based securities market index and a peer based average. The Fund's total return includes operating expenses and sales charges (if applicable) that reduce returns, while the total return of the Index does not. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                              AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 1998
                           ----------------------------------------------------------
                                                                RUSSELL      LIPPER
                           A SHARES*   B SHARES**   I SHARES     INDEX      AVERAGE+
                           ----------  ----------  ----------  ----------  ----------
ONE YEAR                      (15.08%)    (13.46%)    (10.18%)     (6.34%)     (6.64%)
FIVE YEAR                      16.45%      16.80%      17.78%      10.83%      12.87%
SINCE INCEPTION                16.89%      17.17%      18.14%      11.31%      13.31%
INCEPTION DATE                8/1/93      8/1/93      8/1/93     7/31/93     7/31/93
VALUE NOVEMBER 30, 1998      $22,949     $23,343     $24,284     $17,714     $19,480

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
            I SHARES     LEHMAN INDEX   LIPPER AVERAGE
07/31/93    $10,000.00      $10,000.00       $10,000.00
08/31/93    $10,350.00      $10,411.49       $10,481.00
09/30/93    $10,820.00      $10,697.37       $10,809.06
10/31/93    $10,990.00      $10,960.83       $10,984.16
11/30/93    $10,710.00      $10,590.36       $10,631.57
12/31/93    $11,202.29      $10,936.66       $11,075.97
01/31/94    $11,655.62      $11,271.32       $11,353.98
02/28/94    $11,806.73      $11,229.62       $11,352.84
03/31/94    $11,222.44      $10,618.73       $10,762.49
04/30/94    $11,383.63      $10,681.38       $10,771.10
05/31/94    $11,343.33      $10,543.59       $10,581.53
06/30/94    $11,141.85      $10,164.02       $10,179.43
07/31/94    $11,272.81      $10,322.58       $10,352.48
08/31/94    $11,917.55      $10,883.10       $10,973.63
09/30/94    $11,665.70      $10,833.03       $11,025.21
10/31/94    $11,897.40      $10,787.53       $11,153.10
11/30/94    $11,383.63      $10,332.30       $10,750.48
12/31/94    $11,700.60      $10,590.61       $10,979.46
01/31/95    $11,752.83      $10,448.59       $10,865.27
02/28/95    $12,379.65      $10,869.40       $11,307.49
03/31/95    $12,755.74      $11,047.34       $11,617.32
04/30/95    $13,090.05      $11,276.11       $11,775.31
05/31/95    $13,382.56      $11,461.01       $11,962.54
06/30/95    $13,957.14      $12,044.53       $12,656.37
07/31/95    $15,116.76      $12,737.39       $13,585.34
08/31/95    $15,680.89      $12,992.43       $13,816.29
09/30/95    $16,224.14      $13,225.15       $14,139.60
10/31/95    $15,816.70      $12,634.91       $13,670.16
11/30/95    $16,683.80      $13,179.25       $14,219.70
12/31/95    $17,443.53      $13,515.75       $14,468.55
01/31/96    $17,360.41      $13,500.30       $14,415.01
02/29/96    $17,835.38      $13,926.98       $15,008.91
03/31/96    $18,785.34      $14,203.21       $15,417.15
04/30/96    $19,972.78      $14,966.40       $16,573.44
05/31/96    $21,160.22      $15,567.42       $17,267.87
06/30/96    $20,459.63      $14,932.74       $16,615.14
07/31/96    $18,915.95      $13,629.56       $15,212.82
08/31/96    $19,497.80      $14,421.03       $16,127.11
09/30/96    $20,614.00      $14,984.07       $16,946.37
10/31/96    $20,471.50      $14,750.92       $16,626.09
11/30/96    $21,148.35      $15,356.07       $17,119.88
12/31/96    $21,390.80      $15,750.56       $17,368.12
01/31/97    $21,830.50      $16,062.28       $17,804.06
02/28/97    $21,830.50      $15,673.41       $17,091.90
03/31/97    $21,022.41      $14,938.48       $16,232.17
04/30/97    $21,093.71      $14,975.29       $16,125.04
05/31/97    $23,577.42      $16,645.33       $18,053.60
06/30/97    $24,944.05      $17,352.58       $19,010.44
07/31/97    $26,144.32      $18,162.21       $20,206.19
08/31/97    $26,714.74      $18,572.06       $20,580.01
09/30/97    $28,544.84      $19,927.86       $22,127.62
10/31/97    $27,237.62      $19,042.07       $21,171.71
11/30/97    $27,035.60      $18,912.43       $20,866.84
12/31/97    $27,255.62      $19,251.91       $21,042.12
01/31/98    $26,695.40      $18,958.70       $20,697.03
02/28/98    $28,497.83      $20,380.28       $22,307.26
03/31/98    $30,263.72      $21,236.66       $23,355.70
04/30/98    $30,300.26      $21,353.31       $23,544.88
05/31/98    $28,753.58      $20,207.71       $22,219.30
06/30/98    $28,790.11      $20,265.54       $22,390.39
07/31/98    $26,805.01      $18,610.66       $20,782.76
08/31/98    $21,543.87      $15,002.05       $16,615.82
09/30/98    $22,091.91      $16,162.82       $17,591.17
10/31/98    $22,907.87      $16,825.85       $18,296.57
11/30/98    $24,284.05      $17,714.24       $19,480.36

* 10/9/96 was the inception date of Class A shares of the Fund. Returns prior to that date are for Class I shares.

** 11/8/96 was the inception date of Class B shares of the Fund. Returns prior to that date are for Class I shares, adjusted for Class B share expenses.
+ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.
THE FUND HAS ASSUMED THE PERFORMANCE HISTORY OF THE CORE PORTFOLIO IN WHICH IT INVESTS.
THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF I SHARES (THE SOLE CLASS OF SHARES PRIOR TO THE INCEPTION OF THE OTHER CLASSES). PERFORMANCE OF THE OTHER CLASSES WILL BE LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES. THE RETURNS ABOVE ARE CALCULATED USING THE MAXIMUM 5.5% SALES CHARGE FOR CLASS A SHARES AND THE MAXIMUM 4.0% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER THE SIXTH YEAR) FOR CLASS B SHARES.
INVESTMENTS IN SMALL COMPANIES GENERALLY CARRY GREATER RISK THAN IS CUSTOMARILY ASSOCIATED WITH LARGER COMPANIES SUCH AS NARROWER MARKETS,
LIMITED FINANCIAL RESOURCES AND LESS LIQUID STOCKS.
TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.
THE FUND IS PROFESSIONALLY MANAGED WHILE THE INDEX IS UNMANAGED AND IS NOT AVAILABLE FOR INVESTMENT.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (UNAUDITED)
(CONTINUED)  NOVEMBER 30, 1998

--------------------------------------------------------------------------------
 SMALL COMPANY GROWTH FUND

The Small Company Growth Fund missed its benchmarks for the six month period ending November 30, 1998 with a loss of 16.41% versus a decline of 12.35% for the Russell 2000 Small Stock Index and a decline of 12.33% for the Lipper Small Cap Fund Average. While we were somewhat disappointed with the results over the past two fiscal quarters, bear in mind that the correction experienced by small cap companies in August and September was partially caused by an emotional flight to quality and liquidity in the wake of the problems experienced in the economies of Russia and Southeast Asia.
During the fourth quarter of 1998, small stocks rebounded from their six-month slump. Although in October and November, returns lagged large stocks, small stocks outperformed from their lows set October 8th when we reached a near-term climax to world financial market duress.
Over the past twelve months, small stocks had a very tough time. The market was very narrow and liquidity driven. Overall, 70% of the S&P 500 Index constituents lagged the Index's return, and 40% of its stocks were down for the year. The Russell 2000 Small Stock Index underperformed the S&P 500 Index by one of the widest margins in the common history of these two indices. Small caps lost to large across every economic sector.
After a difficult six months, the Fund's relative performance began improving following the market's October 8th lows. During this period, performance has been positive across all sectors led by technology, business services and healthcare. For the full year, the Fund fell more than the overall small cap market. Discovery phase stocks declined sharply and, unlike prior periods of market weakness, the overlooked segment provided no cushion.
While small stocks have rebounded sharply off of their October lows, they remain over 17% below their highs reached in April. Meanwhile, the S&P 500 Index, on the strength of its largest constituents, has fully recovered its earlier losses. This dramatic performance divergence has allowed relative valuations for small stocks to remain near historic lows.
We continue to uncover tremendous opportunities in both small, rapidly growing discovery phase stocks and in the overlooked segment. As is typical of our bottom up style, we have found excellent values across a wide range of economic sectors including technology, finance, business services, healthcare and consumer. The Fund's fundamental characteristics remain far superior to those of the overall market. The portfolio's stocks sell, on average, for just 16x earnings for anticipated earnings growth of 25%, a compelling value compared to the 25x P/E accorded the market for 7% long-term earnings growth.
THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.
THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
     SMALL COMPANY GROWTH FUND VS. RUSSELL 2000 INDEX ("RUSSELL INDEX") AND
                  LIPPER SMALL CAP AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based securities market index and a peer based average. The Fund's total return includes operating expenses that reduce returns, while the total return of the Index does not. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                               AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER
                                                30, 1998
                               ------------------------------------------

                                                 RUSSELL         LIPPER
                               I SHARES*          INDEX         AVERAGE+
                               ----------       ---------       ---------

ONE YEAR                          (14.36%)          (6.34%)        (6.64%)
FIVE YEAR                          12.47%           10.83%         12.87%
TEN YEAR                           19.82%           11.53%         15.18%
VALUE NOVEMBER 30, 1998          $61,053          $29,792        $41,130

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
            I SHARES   RUSSELL INDEX  LIPPER AVERAGE
11/30/88   $10,000.00     $10,000.00       $10,000.00
12/31/88   $10,665.22     $10,376.00       $10,451.00
01/31/89   $11,441.05     $10,832.54       $11,025.81
02/28/89   $11,463.05     $10,882.37       $11,050.06
03/31/89   $11,919.33     $11,117.43       $11,304.21
04/30/89   $12,850.13     $11,594.37       $11,932.73
05/31/89   $13,600.36     $12,075.54       $12,487.60
06/30/89   $13,101.71     $11,786.93       $12,147.94
07/31/89   $14,159.11     $12,284.34       $12,784.49
08/31/89   $14,860.64     $12,543.54       $13,202.54
09/30/89   $14,796.67     $12,544.79       $13,324.00
10/31/89   $13,673.73     $11,792.11       $12,717.76
11/30/89   $13,870.91     $11,841.63       $12,794.07
12/31/89   $14,083.69     $11,849.92       $12,928.41
01/31/90   $12,810.02     $10,790.54       $11,823.03
02/28/90   $13,489.86     $11,104.54       $12,185.99
03/31/90   $14,213.05     $11,520.96       $12,734.36
04/30/90   $14,016.83     $11,130.40       $12,446.57
05/31/90   $14,358.10     $11,891.72       $13,611.57
06/30/90   $16,244.47     $12,039.18       $13,723.18
07/31/90   $15,757.30     $11,497.42       $13,234.64
08/31/90   $13,897.86      $9,931.47       $11,568.40
09/30/90   $12,486.84      $9,022.74       $10,589.71
10/31/90   $11,959.72      $8,459.72       $10,168.24
11/30/90   $13,264.73      $9,077.28       $10,974.58
12/31/90   $14,470.36      $9,410.42       $11,572.69
01/31/91   $15,792.39     $10,262.06       $12,563.32
02/28/91   $17,513.80     $11,388.83       $13,672.66
03/31/91   $18,899.86     $12,172.39       $14,528.57
04/30/91   $18,535.18     $12,144.39       $14,451.57
05/31/91   $20,056.74     $12,694.53       $15,117.78
06/30/91   $18,382.97     $11,930.32       $14,318.05
07/31/91   $19,949.92     $12,296.58       $15,157.09
08/31/91   $21,570.16     $12,746.63       $15,819.45
09/30/91   $22,093.44     $12,821.84       $15,912.79
10/31/91   $23,854.87     $13,162.90       $16,436.32
11/30/91   $21,985.70     $12,552.14       $15,780.51
12/31/91   $24,951.71     $13,517.40       $17,533.73
01/31/92   $26,868.54     $14,600.15       $18,391.13
02/29/92   $26,847.22     $15,025.01       $18,742.40
03/31/92   $25,124.57     $14,494.63       $18,024.56
04/30/92   $24,001.93     $13,965.57       $17,280.15
05/31/92   $23,826.39     $14,126.18       $17,281.88
06/30/92   $22,614.73     $13,424.11       $16,554.31
07/31/92   $23,757.04     $13,857.71       $17,137.02
08/31/92   $23,082.29     $13,428.12       $16,756.58
09/30/92   $23,753.27     $13,720.85       $17,118.52
10/31/92   $25,027.64     $14,144.82       $17,818.67
11/30/92   $27,850.91     $15,204.27       $19,217.43
12/31/92   $29,199.27     $15,715.13       $19,865.06
01/31/93   $30,126.78     $16,218.02       $20,327.92
02/28/93   $27,920.56     $15,814.19       $19,653.03
03/31/93   $29,321.51     $16,296.52       $20,356.61
04/30/93   $28,973.40     $15,840.22       $19,747.95
05/31/93   $30,874.87     $16,516.60       $20,798.54
06/30/93   $30,947.78     $16,597.53       $20,967.00
07/31/93   $31,006.76     $16,818.28       $21,113.77
08/31/93   $33,451.81     $17,510.33       $22,129.35
09/30/93   $34,835.62     $17,991.13       $22,821.99
10/31/93   $34,918.35     $18,434.23       $23,191.71
11/30/93   $33,922.01     $17,811.16       $22,447.26
12/31/93   $35,663.89     $18,393.58       $23,385.55
01/31/94   $36,077.90     $18,956.42       $23,972.53
02/28/94   $35,809.99     $18,886.29       $23,970.13
03/31/94   $33,419.02     $17,858.87       $22,723.69
04/30/94   $33,933.73     $17,964.24       $22,741.86
05/31/94   $32,890.31     $17,732.50       $22,341.61
06/30/94   $31,401.00     $17,094.13       $21,492.63
07/31/94   $32,387.16     $17,360.80       $21,858.00
08/31/94   $34,535.66     $18,303.49       $23,169.48
09/30/94   $34,327.69     $18,219.29       $23,278.38
10/31/94   $34,365.91     $18,142.77       $23,548.41
11/30/94   $32,841.00     $17,377.15       $22,698.31
12/31/94   $34,438.84     $17,811.58       $23,181.78
01/31/95   $34,376.79     $17,572.72       $22,940.69
02/28/95   $36,346.94     $18,280.47       $23,874.38
03/31/95   $37,370.80     $18,579.72       $24,528.54
04/30/95   $37,944.78     $18,964.47       $24,862.13
05/31/95   $38,317.09     $19,275.44       $25,257.43
06/30/95   $41,373.15     $20,256.82       $26,722.36
07/31/95   $45,484.09     $21,422.09       $28,683.79
08/31/95   $47,190.52     $21,851.02       $29,171.41
09/30/95   $48,229.89     $22,242.42       $29,854.02
10/31/95   $46,523.46     $21,249.74       $28,862.87
11/30/95   $47,904.12     $22,165.22       $30,023.15
12/31/95   $48,035.87     $22,731.17       $30,548.56
01/31/96   $48,104.35     $22,705.18       $30,435.53
02/29/96   $49,696.42     $23,422.78       $31,689.47
03/31/96   $50,774.91     $23,887.35       $32,551.43
04/30/96   $54,780.75     $25,170.91       $34,992.79
05/31/96   $56,492.65     $26,181.72       $36,458.98
06/30/96   $53,103.09     $25,114.30       $35,080.83
07/31/96   $49,542.34     $22,922.57       $32,120.01
08/31/96   $53,428.35     $24,253.68       $34,050.42
09/30/96   $55,533.99     $25,200.62       $35,780.19
10/31/96   $54,318.54     $24,808.50       $35,103.94
11/30/96   $56,321.46     $25,826.27       $36,146.53
12/31/96   $57,554.23     $26,489.72       $36,670.65
01/31/97   $59,532.24     $27,013.98       $37,591.08
02/28/97   $57,131.75     $26,359.97       $36,087.44
03/31/97   $54,481.60     $25,123.95       $34,272.24
04/30/97   $54,039.91     $25,185.86       $34,046.05
05/31/97   $59,685.87     $27,994.58       $38,117.95
06/30/97   $63,968.35     $29,184.04       $40,138.20
07/31/97   $68,826.95     $30,545.71       $42,662.90
08/31/97   $69,940.81     $31,235.01       $43,452.16
09/30/97   $75,139.77     $33,515.23       $46,719.76
10/31/97   $73,256.37     $32,025.47       $44,701.47
11/30/97   $71,294.50     $31,807.44       $44,057.77
12/31/97   $70,311.08     $32,378.39       $44,427.85
01/31/98   $69,855.78     $31,885.27       $43,699.24
02/28/98   $75,102.55     $34,276.12       $47,099.04
03/31/98   $78,961.75     $35,716.40       $49,312.69
04/30/98   $79,438.72     $35,912.59       $49,712.13
05/31/98   $73,042.87     $33,985.88       $46,913.33
06/30/98   $71,568.57     $34,083.15       $47,274.57
07/31/98   $67,167.35     $31,299.92       $43,880.25
08/31/98   $50,061.14     $25,230.86       $35,082.26
09/30/98   $53,942.02     $27,183.08       $37,141.59
10/31/98   $57,714.49     $28,298.18       $38,630.97
11/30/98   $61,053.34     $29,792.30       $41,130.39

* Prior to November 11, 1994, Norwest Investment Management managed a collective investment fund with investment objectives and polices that were, in all material respects, equivalent to the Fund. The performance of the Fund includes the performance of the predecessor collective investment fund for the periods before it became a mutual fund on November 11, 1994. The collective investment fund performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), nor subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.
+ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.
INVESTMENTS IN SMALL COMPANIES GENERALLY CARRY GREATER RISK THAN IS CUSTOMARILY ASSOCIATED WITH LARGER COMPANIES SUCH AS NARROWER MARKETS, LIMITED FINANCIAL RESOURCES AND LESS LIQUID STOCKS.
TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.
THE FUND IS PROFESSIONALLY MANAGED WHILE THE INDEX IS UNMANAGED AND IS NOT AVAILABLE FOR INVESTMENT.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (UNAUDITED)
(CONTINUED)  NOVEMBER 30, 1998

--------------------------------------------------------------------------------
 INTERNATIONAL FUND

For the semi-annual period ending November 30, 1998, the International Fund fell 6.60%, underperforming the Lipper International universe average which fell 5.96%. Country allocation added value to the Fund over the past six months. For the period, country allocation and stock selection in Japan added value, but security selection in the U.K. and Continental Europe, as well as currency management detracted from performance. The Fund was particularly hurt at the end of the period by management's overall defensive position both in country and stock selection; this posture had helped us earlier in the six months.

In the midst of a difficult economic environment, management avoided investment banks and emphasized quality companies with earnings visibility. However, stock selection in Continental Europe detracted from performance, in part due to an underweighting of cyclical companies and an allocation to small capitalization securities. In the U.K., stock selection also failed to match the performance of the British market, as the strength of the U.K. currency hurt the profitability of the industrial companies in the Fund. Currency hedging added value at the beginning of the six months, but these gains were eroded during the sudden yen surge against the U.S. dollar in October.

The period ended on a positive note led by an interest rate cut by the U.S. Federal Reserve Bank in October. The cut stopped a developing credit contraction and led to upswings in most equity markets world wide. The U.K. central bank now has the largest scope for interest rate reductions among developed economies and the Fund has moved to an overweight position there. After being particularly hard hit in the summer, Continental European markets now offer much more reasonable value and the Fund has moved to an overweight position. As the Japanese government becomes more active about sorting out the nation's banking problems and market sentiment about Japan appears excessively pessimistic, management has reduced the underweight position it has held throughout the last six months. The Fund's only other exposure in the developed Asian region is Singapore, the one market which has not been tainted by government intervention (Hong Kong) or by capital controls (Malaysia).

Management expects the recent volatility to continue through the first half of 1999 as the effects of the emerging market crisis continue to be felt in developed economies. Global growth estimates are also being reduced, despite the recent rate cuts. This reflects the domestic demand collapse in Asia and export slowdown in the western economies. If the rate cuts become aggressive and there is talk of fiscal stimulus, particularly in Europe, these moves could undermine the bond markets and fuel inflation concerns.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES. THE PERFORMANCE FOR ALL OTHER CLASSES WOULD BE LOWER.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
              INTERNATIONAL FUND VS. MSCI EAFE INDEX ("INDEX") AND
                LIPPER INTERNATIONAL AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based securities market index and a peer based average. The Fund's total return includes operating expenses and sales charges (if applicable) that reduce returns, while the total return of the Index does not. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 1998
                           -------------------------------------------------------------
                                                                               LIPPER
                            A SHARES*   B SHARES**   I SHARES***    INDEX     AVERAGE+
                           -----------  -----------  -----------  ---------  -----------
ONE YEAR                         4.17%        6.44%       10.22%      16.45%      10.38%
FIVE YEAR                        8.24%        8.34%        9.30%       9.82%       8.99%
TEN YEAR                         7.72%        7.44%        8.25%       5.17%       8.46%
VALUE NOVEMBER 30, 1998     $  21,052    $  20,509    $  22,101   $  16,552   $  22,529

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
            I SHARES    LEHMAN INDEX   LIPPER AVERAGE
11/30/88   $10,000.00      $10,000.00       $10,000.00
12/31/88   $10,006.69      $10,056.00       $10,078.00
01/31/89   $10,179.58      $10,232.99       $10,378.32
02/28/89   $10,017.19      $10,285.17       $10,361.72
03/31/89    $9,993.31      $10,083.58       $10,354.47
04/30/89   $10,212.05      $10,177.36       $10,652.67
05/31/89   $10,015.28       $9,623.71       $10,383.16
06/30/89   $10,043.94       $9,462.03       $10,347.86
07/31/89   $11,030.66      $10,649.52       $11,344.36
08/31/89   $11,273.28      $10,171.36       $11,270.62
09/30/89   $11,852.13      $10,634.15       $11,728.21
10/31/89   $11,384.09      $10,207.72       $11,173.46
11/30/89   $11,765.21      $10,720.15       $11,602.52
12/31/89   $12,264.78      $11,115.73       $12,244.14
01/31/90   $12,214.16      $10,702.22       $12,073.95
02/28/90   $11,647.72       $9,956.28       $11,691.21
03/31/90   $11,378.36       $8,918.83       $11,625.73
04/30/90   $11,343.01       $8,848.37       $11,436.24
05/31/90   $12,352.66       $9,858.24       $12,298.53
06/30/90   $12,673.61       $9,771.49       $12,554.34
07/31/90   $13,012.70       $9,908.29       $13,041.44
08/31/90   $11,727.00       $8,946.19       $11,673.40
09/30/90   $10,177.67       $7,699.09       $10,363.64
10/31/90   $11,392.68       $8,897.84       $11,207.24
11/30/90   $10,865.41       $8,372.87       $10,924.82
12/31/90   $10,882.61       $8,508.51       $10,884.40
01/31/91   $11,382.18       $8,783.33       $11,176.10
02/28/91   $12,063.23       $9,724.91       $12,054.54
03/31/91   $11,347.79       $9,141.41       $11,679.65
04/30/91   $11,451.91       $9,231.00       $11,806.95
05/31/91   $11,420.38       $9,327.00       $11,921.48
06/30/91   $10,828.16       $8,642.40       $11,309.91
07/31/91   $11,317.22       $9,066.74       $11,816.59
08/31/91   $11,036.39       $8,882.69       $11,757.51
09/30/91   $11,544.56       $9,382.78       $12,130.22
10/31/91   $11,461.46       $9,516.02       $12,186.02
11/30/91   $10,914.13       $9,071.62       $11,761.95
12/31/91   $11,396.50       $9,540.62       $12,340.64
01/31/92   $11,417.52       $9,337.41       $12,425.79
02/29/92   $11,271.37       $9,003.13       $12,427.03
03/31/92   $10,916.04       $8,408.92       $11,998.30
04/30/92   $11,263.73       $8,448.44       $12,295.85
05/31/92   $11,890.34       $9,014.49       $12,897.12
06/30/92   $11,598.05       $8,587.20       $12,541.16
07/31/92   $11,262.78       $8,367.37       $12,113.51
08/31/92   $11,371.67       $8,892.00       $12,229.80
09/30/92   $11,178.72       $8,715.94       $11,959.52
10/31/92   $10,879.74       $8,258.35       $11,582.79
11/30/92   $10,809.06       $8,335.98       $11,647.66
12/31/92   $10,935.14       $8,379.33       $11,803.74
01/31/93   $10,914.13       $8,378.49       $11,845.05
02/28/93   $11,150.06       $8,631.52       $12,118.67
03/31/93   $11,769.99       $9,384.19       $12,805.80
04/30/93   $12,546.57      $10,275.69       $13,439.69
05/31/93   $12,661.19      $10,492.51       $13,725.95
06/30/93   $12,624.89      $10,328.82       $13,444.57
07/31/93   $13,061.42      $10,690.33       $13,865.38
08/31/93   $13,902.00      $11,267.61       $14,704.24
09/30/93   $14,045.28      $11,014.09       $14,613.07
10/31/93   $14,701.50      $11,353.32       $15,241.44
11/30/93   $14,163.72      $10,361.04       $14,645.50
12/31/93   $15,882.13      $11,109.11       $16,003.13
01/31/94   $16,770.47      $12,047.83       $16,979.32
02/28/94   $16,406.53      $12,014.10       $16,609.17
03/31/94   $15,673.89      $11,496.29       $15,876.71
04/30/94   $16,151.49      $11,983.73       $16,275.22
05/31/94   $16,134.30      $11,915.42       $16,223.13
06/30/94   $15,958.54      $12,083.43       $16,054.41
07/31/94   $16,218.36      $12,199.43       $16,492.70
08/31/94   $16,882.22      $12,487.34       $16,972.64
09/30/94   $16,490.59      $12,093.99       $16,555.11
10/31/94   $16,770.47      $12,496.72       $16,872.97
11/30/94   $16,133.35      $11,895.63       $16,051.25
12/31/94   $15,999.62      $11,970.57       $15,897.16
01/31/95   $15,092.18      $11,510.90       $15,115.02
02/28/95   $15,044.42      $11,477.52       $15,136.18
03/31/95   $15,894.55      $12,193.71       $15,637.19
04/30/95   $16,372.15      $12,652.20       $16,139.14
05/31/95   $16,696.91      $12,500.37       $16,282.78
06/30/95   $16,763.78      $12,281.61       $16,289.30
07/31/95   $17,613.91      $13,046.76       $17,159.14
08/31/95   $17,059.89      $12,548.37       $16,839.98
09/30/95   $17,556.60      $12,793.07       $17,090.90
10/31/95   $17,203.17      $12,447.65       $16,754.21
11/30/95   $17,317.80      $12,796.19       $16,935.16
12/31/95   $17,886.63      $13,311.87       $17,438.13
01/31/96   $18,256.23      $13,366.52       $17,832.23
02/29/96   $18,421.58      $13,411.71       $17,908.91
03/31/96   $18,762.00      $13,696.52       $18,216.94
04/30/96   $19,258.04      $14,094.72       $18,792.60
05/31/96   $19,296.95      $13,835.38       $18,751.25
06/30/96   $19,433.11      $13,913.24       $18,878.76
07/31/96   $18,820.36      $13,506.56       $18,184.02
08/31/96   $18,937.07      $13,536.15       $18,396.78
09/30/96   $19,326.12      $13,895.75       $18,795.99
10/31/96   $18,898.17      $13,724.84       $18,681.33
11/30/96   $19,627.64      $14,270.91       $19,490.23
12/31/96   $19,608.82      $14,087.38       $19,560.40
01/31/97   $19,382.86      $13,594.18       $19,472.38
02/28/97   $19,785.65      $13,816.67       $19,741.10
03/31/97   $19,893.72      $13,866.70       $19,790.45
04/30/97   $20,060.72      $13,940.27       $19,845.86
05/31/97   $21,278.91      $14,847.42       $21,016.77
06/30/97   $22,261.31      $15,666.21       $21,998.25
07/31/97   $22,703.40      $15,919.66       $22,623.00
08/31/97   $20,728.76      $14,730.78       $20,985.10
09/30/97   $21,858.53      $15,555.98       $22,292.47
10/31/97   $20,424.21      $14,360.35       $20,593.78
11/30/97   $20,050.90      $14,214.02       $20,410.50
12/31/97   $20,209.03      $14,337.99       $20,579.90
01/31/98   $20,923.34      $14,993.73       $21,065.59
02/28/98   $22,044.41      $15,955.81       $22,462.24
03/31/98   $22,937.30      $16,447.13       $23,607.81
04/30/98   $23,482.95      $16,577.31       $23,931.24
05/31/98   $23,661.53      $16,496.84       $23,957.56
06/30/98   $23,522.64      $16,621.72       $23,775.49
07/31/98   $23,641.69      $16,790.23       $24,122.61
08/31/98   $20,873.74      $14,709.92       $20,680.31
09/30/98   $20,258.63      $14,258.92       $19,939.96
10/31/98   $21,209.75      $15,745.26       $21,421.50
11/30/98   $22,101.00      $16,551.91       $22,528.99

  * 4/12/95 was the inception date of Class A shares of the Fund. Returns prior to that date are for Class I shares.
 ** 5/12/95 was the inception date of Class B shares of the Fund. Returns prior to that date are for Class I shares, adjusted for Class B share expenses. Performance shown for Class B shares for the period prior to November 11, 1994 reflects performance of the shares of the predecessor collective investment fund adjusted to reflect Class B share expenses (before waivers and reimbursements). *** Prior to November 11, 1994, Norwest Bank Minnesota, N.A. managed a collective investment fund with investment objectives and polices that were, in all material respects, equivalent to the Fund. The quoted performance data includes the performance of the predecessor collective investment fund for periods before it became a mutual fund on November 11, 1994. Performance reflects the historic performance of the mutual fund in which the collective investment fund invested, which was managed by Schroder Capital Management International Inc. The collective investment fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), nor subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.
+ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.
THE ABOVE GRAPH REPRESENTS PERFORMANCE INFORMATION OF I SHARES (THE SOLE CLASS OF SHARES PRIOR TO THE INCEPTION OF THE OTHER CLASSES). PERFORMANCE OF THE OTHER CLASSES WILL BE LESS THAN THE PERFORMANCE SHOWN BASED ON DIFFERENCES IN SALES CHARGES AND EXPENSES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES. THE RETURNS ABOVE ARE CALCULATED USING THE MAXIMUM 5.5% SALES CHARGE FOR CLASS A SHARES AND THE MAXIMUM 4.0% DEFERRED SALES CHARGE (DECLINING TO ZERO AFTER THE SIXTH YEAR) FOR CLASS B SHARES.
INVESTING IN FOREIGN SECURITIES INVOLVES GREATER RISKS THAN INVESTING IN SECURITIES OF U.S. ISSUERS, INCLUDING CURRENCY FLUCTUATION AND POLITICAL UNCERTAINTY.
TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.
THE FUND IS PROFESSIONALLY MANAGED WHILE THE INDEX IS UNMANAGED AND IS NOT AVAILABLE FOR INVESTMENT.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (UNAUDITED)
(CONTINUED)  NOVEMBER 30, 1998

--------------------------------------------------------------------------------
 PERFORMA STRATEGIC VALUE BOND FUND

The Performa Strategic Value Bond Fund outperformed its benchmark, the Lipper Corporate Debt A Rated Funds Average, for the six month period ending November 30, 1998 with a return of 4.37% versus 4.10% for the Average. The outperformance was encouraging in a difficult market environment. Lipper peers with similar portfolio allocations to spread product were among the worst performing funds in the category.
The domestic bond market performed well during the period, although with increased volatility, as interest rates continued to decline across the entire yield curve. Even with world uncertainty looming, the domestic economy continues to show signs of steady, non-inflationary growth. U.S. Treasuries were still the "safe haven" as investors surveyed the damage to the markets of Russia and Japan in the first three months of the period. The Lehman Brothers Aggregate Bond Index, a broad measure of bond returns in the U.S., returned 5.2% during the past six months, well above historic levels.
Over the period, the fund increased its positions in corporate and mortgage-backed securities as credit spreads widened in response to the global recessionary fears. The volatility evidenced in the bond market over the past six months could continue until a clearer direction of the economy is apparent. The wider risk premium environment makes several sectors appear more attractive. In this environment, the Fund will continue to emphasize securities with strong fundamentals and solid credit protection.
Fund strategy will continue to focus on selection of undervalued securities and sectors rather than interest rate forecasting. Particular emphasis will be placed on higher current income instruments in order to enhance returns. Strategic diversification will seek to enhance performance in varying economic and interest rate cycles while avoiding excessive risk concentrations.
THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.
THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
  PERFORMA STRATEGIC VALUE BOND FUND VS. LEHMAN BROTHERS AGENCY INDEX ("LEHMAN
                                    INDEX")
          AND LIPPER CORPORATE DEBT A-RATED AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based securities market index and a peer based average. The Fund's total return includes operating expenses that reduce returns, while the total return of the Index does not. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                             AVERAGE ANNUAL TOTAL RETURN AS OF
                                     NOVEMBER 30, 1998
                           -------------------------------------
                                          LEHMAN       LIPPER
                            I SHARES       INDEX      AVERAGE+
                           -----------  -----------  -----------
ONE YEAR                         9.15%        9.55%        8.14%
SINCE INCEPTION                  9.55%       10.08%        8.52%
INCEPTION DATE               10/15/97      9/30/97      9/30/97
VALUE NOVEMBER 30, 1998       $11,084   $   11,186   $   11,002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
            I SHARES    LEHMAN INDEX   LIPPER AVERAGE
09/30/97   $10,000.00      $10,000.00       $10,000.00
10/31/97   $10,111.04      $10,165.00       $10,132.00
11/30/97   $10,155.19      $10,210.74       $10,173.54
12/31/97   $10,270.28      $10,312.85       $10,271.21
01/31/98   $10,462.13      $10,442.79       $10,401.65
02/28/98   $10,440.05      $10,432.35       $10,380.85
03/31/98   $10,468.38      $10,468.86       $10,414.07
04/30/98   $10,517.61      $10,518.07       $10,459.89
05/31/98   $10,620.21      $10,619.04       $10,568.67
06/30/98   $10,722.15      $10,731.60       $10,657.45
07/31/98   $10,726.05      $10,746.63       $10,660.65
08/31/98   $10,910.33      $10,960.48       $10,789.64
09/30/98   $11,118.85      $11,203.81       $11,034.56
10/31/98   $10,993.84      $11,153.39       $10,913.18
11/30/98   $11,084.01      $11,185.73       $11,001.58

+ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.
TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.
THE FUND IS PROFESSIONALLY MANAGED WHILE THE INDEX IS UNMANAGED AND IS NOT AVAILABLE FOR INVESTMENT.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (UNAUDITED)
(CONTINUED)  NOVEMBER 30, 1998

--------------------------------------------------------------------------------
 PERFORMA DISCIPLINED GROWTH FUND

The Performa Disciplined Growth Fund underperformed its benchmark, the Lipper Growth Fund Average, for the six month period ending November 30, 1998 with a loss of 2.30% versus a 1.79% gain for the Average.

The Disciplined Growth management style identifies undervalued companies that are expected to report a succession of future positive earnings surprises and to experience future upward revisions in Wall Street's opinion of the earnings power of the company. Both positive earnings surprises and positive earnings revisions are related to positive relative investment performance. Of those companies in the fund that reported an earnings surprise during the period, 87% reported a positive earnings surprise, compared to 70% for the S&P 500 Index.

The biggest winners for the period were EMC Corp. (+75%) and SunAmerica Corp. (+52%). EMC Corp., a designer and manufacturer of information storage systems for all major computer systems, benefited from a string of positive earnings surprises and strong revenue growth. SunAmerica, a leading provider of retirement and investment products, announced it would merge with AIG. The biggest loser's were Transocean Offshore (-28%) and Equitable Companies (-46%). Transocean Offshore, a provider of deepwater and harsh environment drilling services for oil and gas wells, pulled back due to weakness in the oil services sector. Equitable Companies, a diversified financial services company specializing in insurance and investment management, declined due to weakness in financial services sector stocks.

The performance of our investment process relies on two key components: (1) our ability to successfully forecast positive earnings surprises and (2) investors' willingness to pay for these better-than-expected earnings. During most time periods both conditions exist, which allows the performance of our portfolios to exceed that of the stock market benchmarks.

Our relative performance tends to be strongest when the economy is growing at a rate that is in line with or above its historic average. This has historically occurred in about 75% of all time periods. During these times, corporate earnings grow nicely and investors are focused on the earnings power of these companies, pricing the shares of these companies accordingly. This is also the environment in which our earnings surprise forecasting works the best.

The periods in which we tend to underperform are characterized either by economic turmoil or by investors focusing on factors other than earnings in their stock market decision process. Economic turmoil, such as a recessionary period, undermines our earnings forecasting process, because the true business fundamentals of many companies are difficult to determine. Additionally, if investors are focused on something other than earnings--interest rates, for example--then they do not price their stock market transactions based on the criteria that our process depends on, namely positive earnings surprises. During these periods, which have historically occurred about one-fourth of the time, our performance goal is to minimize the downside risk and to match the returns of the performance benchmarks, rather than to outperform.

Although the performance produced by our process does have some cyclicality, there has been no meaningful long-term diminution in the performance power of the process. We continue to upgrade the process, based on research and development efforts that we conduct. However, we do not make changes to the process simply because of business cycle-related underperformance.

Our economic outlook is generally positive, given the current level of interest rates, inflation and consumption. The economy continues to show surprising strength. The economy has accelerated in the first quarter in each of the last three years and we appear poised to see real growth in the 2%-3% range in the first quarter of 1999. However, the world economy has slowed putting pressure on exports, and pricing power is hitting record lows. As a result corporate profits now look as if they will show zero to slightly negative year over year growth in the fourth quarter. The direction of the markets over the next few months will probably depend more on global economic and political events than corporate earnings.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.
THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
 PERFORMA DISCIPLINED GROWTH FUND VS. STANDARD & POOR'S 500 INDEX ("S&P INDEX")
                  AND LIPPER GROWTH AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based securities market index and a peer based average. The Fund's total return includes operating expenses that reduce returns, while the total return of the Index does not. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                            AVERAGE ANNUAL TOTAL RETURN AS OF
                                    NOVEMBER 30, 1998
                           -----------------------------------
                                                     LIPPER
                            I SHARES    S&P INDEX   AVERAGE+
                           -----------  ---------  -----------
ONE YEAR                         7.24%      23.67%      14.02%
SINCE INCEPTION                  1.85%      21.13%       9.87%
INCEPTION DATE               10/15/97     9/30/97     9/30/97
VALUE NOVEMBER 30, 1998       $10,210     $12,507     $11,161

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
            I SHARES    S&P INDEX   LIPPER AVERAGE
09/30/97   $10,000.00   $10,000.00       $10,000.00
10/31/97    $9,300.00    $9,666.40        $9,622.00
11/30/97    $9,520.00   $10,113.50        $9,788.46
12/31/97    $9,538.97   $10,287.06        $9,885.37
01/31/98    $9,358.80   $10,400.72        $9,937.76
02/28/98   $10,119.52   $11,150.43       $10,688.06
03/31/98   $10,579.95   $11,720.98       $11,162.61
04/30/98   $10,750.11   $11,838.86       $11,296.56
05/31/98   $10,449.83   $11,635.58       $10,964.44
06/30/98   $10,750.11   $12,107.85       $11,356.97
07/31/98   $10,509.89   $11,979.26       $11,091.22
08/31/98    $8,888.36   $10,249.46        $9,275.58
09/30/98    $9,348.79   $10,906.11        $9,825.63
10/31/98    $9,859.27   $11,792.44       $10,522.26
11/30/98   $10,209.60   $12,506.86       $11,160.96

+ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

THE FUND IS PROFESSIONALLY MANAGED WHILE THE INDEX IS UNMANAGED AND IS NOT AVAILABLE FOR INVESTMENT.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (UNAUDITED)
(CONTINUED)  NOVEMBER 30, 1998

--------------------------------------------------------------------------------
 PERFORMA SMALL CAP VALUE FUND

The Performa Small Cap Value Fund missed its benchmarks for the six month period ending November 30, 1998 with a loss of 18.60% versus a decline of 12.35% for the Russell 2000 Small Stock Index and a decline of 12.33% for the Lipper Small Cap Fund Average. While we were somewhat disappointed with the results over the past two fiscal quarters, bear in mind that the correction experienced by small cap companies in August and September was partially caused by an emotional flight to quality and liquidity in the wake of the problems experienced in the economies of Russia and Southeast Asia.
We identify undervalued companies that are highly likely to report a positive surprise using a number of different earnings growth factors, including earnings estimate revisions. We score our success each quarter by tallying our positive surprises and positive revisions versus the small cap universe from which we select, which is defined as companies under $1 billion with adequate investing liquidity and analyst coverage. On the earnings surprise front, the small cap fund had an impressive 92% positive surprise rate for the portfolio.
The fund should outperform it's benchmark in all time periods except those (1) when the market is not giving attention to positive surprises (for example, sharply rising interest rates in 1994 and Asian flu in late 1997), or when we are unable to populate our portfolio with more companies reporting positive surprises than the index. (2) When value is out of favor (for example, this year). Note, however, that the strength of our primary stock selection driver, earnings surprise, has tempered the punishment that having valuation criteria has provided. Over the long term, we still believe that undervalued companies with positive surprises are fundamentally and logically the right place to be. Our economic outlook is generally positive, given the current level of interest rates, inflation and consumption. Barring any unforeseen hiccups, with many small cap companies still trading at reasonable valuations and no apparent slowdown in money flow into small cap equities, we expect the universe to perform well both next year and over the long term. Since we invest in undervalued small companies with better-than-expected fundamentals (evidenced by positive earnings surprises), we hope to outperform the universe in both the short and long-term horizons.
THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.
THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
   PERFORMA SMALL CAP VALUE FUND VS. RUSSELL 2000 INDEX ("RUSSELL INDEX") AND
                  LIPPER SMALL CAP AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based securities market index and a peer based average. The Fund's total return includes operating expenses that reduce returns, while the total return of the Index does not. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                  AVERAGE ANNUAL TOTAL RETURN AS OF
                                          NOVEMBER 30, 1998
                               ----------------------------------------
                                                RUSSELL        LIPPER
                                I SHARES         INDEX        AVERAGE+
                               ----------       --------      ---------
ONE YEAR                          (11.08%)         (6.34%)       (6.64%)
SINCE INCEPTION                   (15.49%)         (9.60%)      (10.34%)
INCEPTION DATE                  10/15/97         9/30/97       9/30/97
VALUE NOVEMBER 30, 1998           $8,270          $8,889        $8,804

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
            I SHARES   RUSSELL INDEX  LIPPER AVERAGE
09/30/97   $10,000.00     $10,000.00       $10,000.00
10/31/97    $9,290.00      $9,555.50        $9,568.00
11/30/97    $9,300.00      $9,490.45        $9,430.22
12/31/97    $9,210.00      $9,660.80        $9,509.43
01/31/98    $9,160.00      $9,513.67        $9,353.48
02/28/98   $10,000.00     $10,227.03       $10,081.18
03/31/98   $10,650.00     $10,656.77       $10,555.00
04/30/98   $10,760.00     $10,715.31       $10,640.49
05/31/98   $10,160.00     $10,140.43       $10,041.43
06/30/98   $10,060.00     $10,169.45       $10,118.75
07/31/98    $9,190.00      $9,339.01        $9,392.22
08/31/98    $7,420.00      $7,528.18        $7,509.08
09/30/98    $7,450.00      $8,110.66        $7,949.87
10/31/98    $7,830.00      $8,443.38        $8,268.66
11/30/98    $8,270.00      $8,889.18        $8,803.64

+ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

INVESTMENTS IN SMALL COMPANIES GENERALLY CARRY GREATER RISK THAN IS CUSTOMARILY ASSOCIATED WITH LARGER COMPANIES SUCH AS NARROWER MARKETS, LIMITED FINANCIAL RESOURCES AND LESS LIQUID STOCKS.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.

THE FUND IS PROFESSIONALLY MANAGED WHILE THE INDEX IS UNMANAGED AND IS NOT AVAILABLE FOR INVESTMENT.

                                                                 [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (UNAUDITED)
(CONCLUDED)  NOVEMBER 30, 1998

--------------------------------------------------------------------------------
 PERFORMA GLOBAL GROWTH FUND

For the semi-annual period ending November 30, 1998, the Performa Global Growth Fund fell 2.63%, outperforming the Lipper Global universe average which fell 3.61%. The Fund outperformed the average in the first half of the period due to an overall defensive posture in both country and security selection. However, this stance had a particularly negative effect in the second half in all markets except the U.S. where we benefited from a continued emphasis on defensive situations, by virtue of visible growth at the expense of commodity cyclicals. In the U.S., sector weightings and individual stock holdings in consumer cyclicals and technology contributed notably to performance. Our underweighting of the U.S. market was one of our least beneficial country allocation decisions made during the period.

In the midst of a difficult economic environment, management was underweight the financial sector in most countries except the U.S. where we were overweight. Overall, management emphasized quality companies with earnings visibility. However, stock selection in Continental Europe detracted from performance, in part due to an underweighting of cyclical companies. In the U.K., stock selection also failed to match the performance of the British market, as the strength of the U.K. currency hurt the profitability of the industrial companies in the Fund. Currency hedging added value at the beginning of the six months, but these gains were eroded during the sudden yen surge against the U.S. dollar in October.

The period ended on a positive note led by an interest rate cut by the U.S. Federal Reserve Bank in October. The cut stopped a developing credit contraction and led to upswings in most equity markets worldwide. The U.K. central bank now has the largest scope for interest rate reductions among developed economies and the Fund has moved to an overweight position there. After being particularly hard hit in the summer, Continental European markets now offer much more reasonable value and the Fund has moved to an overweight position. As the Japanese government becomes more active about sorting out the nation's banking problems, and market sentiment about Japan appears excessively pessimistic, management has reduced the underweight position it has held throughout the last six months. The Fund's only other exposure in the developed Asian region is Singapore, the one market that has not been tainted by government intervention (Hong Kong) or by capital controls (Malaysia).

Management expects the recent volatility to continue through the first half of 1999 as the effects of the emerging market crisis continue to be felt in developed economies. Global growth estimates are also being reduced, despite the recent rate cuts. This reflects the domestic demand collapse in Asia and export slowdown in the western economies. If the rate cuts become aggressive and there is talk of fiscal stimulus, particularly in Europe, these moves could undermine the bond markets and fuel inflation concerns.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH NOVEMBER 30, 1998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

THE PERFORMANCE REPRESENTS INFORMATION OF I SHARES.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
           PERFORMA GLOBAL GROWTH FUND VS. MSCI WORLD INDEX ("INDEX")
                  AND LIPPER GLOBAL AVERAGE ("LIPPER AVERAGE")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Fund, including reinvested dividends and distributions, over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based securities market index and a peer based average. The Fund's total return includes operating expenses that reduce returns, while the total return of the Index does not. The Lipper Average does not include sales charges but does include management fees and expenses. The Lipper Average is calculated by taking an arithmetic average of the returns of the funds in the group. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                               AVERAGE ANNUAL TOTAL RETURN
                                 AS OF NOVEMBER 30, 1998
                           -----------------------------------
                                                     LIPPER
                            I SHARES      INDEX     AVERAGE+
                           -----------  ---------  -----------
ONE YEAR                        10.93%      19.99%      10.67%
SINCE INCEPTION                  3.09%      13.26%       3.33%
INCEPTION DATE               10/15/97     9/30/97     9/30/97
VALUE NOVEMBER 30, 1998       $10,350     $11,565     $10,390

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
            I SHARES       INDEX     LIPPER AVERAGE
09/30/97    $10,000.00   $10,000.00       $10,000.00
10/31/97     $9,390.00    $9,472.10        $9,368.00
11/30/97     $9,330.00    $9,638.11        $9,388.61
12/31/97     $9,500.00    $9,753.96        $9,502.21
01/31/98     $9,740.00   $10,024.19        $9,595.33
02/28/98    $10,140.00   $10,700.61       $10,274.68
03/31/98    $10,470.00   $11,150.82       $10,778.14
04/30/98    $10,570.00   $11,258.11       $10,924.73
05/31/98    $10,630.00   $11,115.36       $10,779.43
06/30/98    $10,680.00   $11,377.47       $10,797.75
07/31/98    $10,690.00   $11,357.53       $10,757.80
08/31/98     $9,450.00    $9,841.30        $9,146.28
09/30/98     $9,410.00   $10,013.66        $9,221.28
10/31/98     $9,810.00   $10,917.17        $9,850.17
11/30/98    $10,350.00   $11,564.70       $10,389.96

+ Source: Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.
INVESTING IN FOREIGN SECURITIES INVOLVES GREATER RISKS THAN INVESTING IN SECURITIES OF U.S. ISSUERS, INCLUDING CURRENCY FLUCTUATION AND POLITICAL UNCERTAINTY.
TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED.
THE FUND IS PROFESSIONALLY MANAGED WHILE THE INDEX IS UNMANAGED AND IS NOT AVAILABLE FOR INVESTMENT.

                                                                 [LOGO]

 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

--------------------------------------------------------------------------------

                                                LIMITED TERM    INTERMEDIATE
                                   STABLE        GOVERNMENT      GOVERNMENT      DIVERSIFIED
                                   INCOME          INCOME          INCOME           BOND           INCOME
                                    FUND            FUND            FUND            FUND            FUND
                                -------------   -------------   -------------   -------------   -------------
ASSETS
 Investments (Note 2)
  Investments at cost.........  $ 179,452,228   $ 73,485,853    $433,155,536    $ 145,007,102   $ 349,299,631
  Net unrealized appreciation
      (depreciation)..........        906,970      1,541,111      13,891,193        7,869,960       9,662,845
                                -------------   -------------   -------------   -------------   -------------
 TOTAL INVESTMENTS AT VALUE...    180,359,198     75,026,964     447,046,729      152,877,062     358,962,476
 Collateral for securities
     loaned (Notes 2 and 5)...              -     14,616,809      46,433,035                -      50,931,797
 Cash.........................              -              -               -                -              18
 Receivable for dividends,
     interest and other
     receivables..............              -        818,344       4,659,021                -       4,360,240
 Receivable for investments
     sold.....................              -              -               -                -          36,342
 Receivable for Fund shares
     issued...................        682,404         59,169         268,818          390,308         494,466
 Organization costs, net of
     amortization (Note 2)....         11,357          2,238          11,357           11,357               -
                                -------------   -------------   -------------   -------------   -------------
TOTAL ASSETS..................    181,052,959     90,523,524     498,418,960      153,278,727     414,785,339
                                -------------   -------------   -------------   -------------   -------------
LIABILITIES
 Payable for investments
     purchased................              -              -               -                -       3,018,247
 Payable for securities loaned
     (Notes 2 and 5)..........              -     14,616,809      46,433,035                -      50,931,797
 Payable for daily variation
     margin on financial
     futures and options
     contracts (Note 2).......              -              -               -                -               -
 Payable for Fund shares
     redeemed.................        428,075         55,413         265,342          115,112         496,347
 Payable to adviser and
     affiliates (Note 3)......         27,765         16,876         213,597           28,712         174,481
 Payable to other related
     parties (Note 3).........              -              -          33,594            1,090          36,784
 Accrued expenses and other
     liabilities..............          8,895            512          44,502            4,184          50,640
 Dividends payable............          1,053        333,372          16,257                -       1,503,079
                                -------------   -------------   -------------   -------------   -------------
TOTAL LIABILITIES.............        465,788     15,022,982      47,006,327          149,098      56,211,375
                                -------------   -------------   -------------   -------------   -------------
NET ASSETS....................  $ 180,587,171   $ 75,500,542    $451,412,633    $ 153,129,629   $ 358,573,964
                                -------------   -------------   -------------   -------------   -------------
                                -------------   -------------   -------------   -------------   -------------
COMPONENTS OF NET ASSETS
 Paid in capital..............  $ 186,611,282   $ 73,609,370    $455,430,379    $ 133,187,766   $ 357,291,550
 Undistributed (distributions
     in excess of) net
     investment income........        154,898              -         459,775        8,496,005          14,155
 Accumulated net realized gain
     (loss) from investments
     sold.....................     (7,085,979)       350,061     (18,368,714)       3,575,898      (7,765,074)
 Net unrealized appreciation
     (depreciation) from
     investments..............        906,970      1,541,111      13,891,193        7,869,960       9,033,333
                                -------------   -------------   -------------   -------------   -------------
NET ASSETS....................  $ 180,587,171   $ 75,500,542    $451,412,633    $ 153,129,629   $ 358,573,964
                                -------------   -------------   -------------   -------------   -------------
                                -------------   -------------   -------------   -------------   -------------
NET ASSETS BY SHARE CLASS
 A Shares.....................  $   9,785,454   $          -    $ 17,064,962    $           -   $  10,298,744
 B Shares.....................      2,073,903              -       9,011,499                -       6,588,372
 C Shares.....................              -              -               -                -               -
 I Shares.....................    168,727,814     75,500,542     425,336,172      153,129,629     341,686,848
                                -------------   -------------   -------------   -------------   -------------
NET ASSETS....................  $ 180,587,171   $ 75,500,542    $451,412,633    $ 153,129,629   $ 358,573,964
                                -------------   -------------   -------------   -------------   -------------
                                -------------   -------------   -------------   -------------   -------------
SHARES OF BENEFICIAL INTEREST
 A Shares.....................        945,311              -       1,475,293                -       1,027,900
 B Shares.....................        200,559              -         779,618                -         658,616
 C Shares.....................              -              -               -                -               -
 I Shares.....................     16,308,350      7,512,259      36,756,976        5,355,087      34,133,994
NET ASSET VALUE PER SHARE (Net
 Assets Divided by Shares of
 Beneficial Interest)
 A Shares.....................  $       10.35   $          -    $      11.57    $           -   $       10.02
 B Shares.....................  $       10.34   $          -    $      11.56    $           -   $       10.00
 C Shares.....................  $           -   $          -    $          -    $           -   $           -
 I Shares.....................  $       10.35   $      10.05    $      11.57    $       28.60   $       10.01
OFFERING PRICE PER SHARE
    (NAV/(1-Maximum Sales
    Load)
 A Shares.....................  $       10.51   $          -    $      12.05    $           -   $       10.44
 B Shares.....................  $       10.34   $          -    $      11.56    $           -   $       10.00
 C Shares.....................  $           -   $          -    $          -    $           -   $           -
 I Shares.....................  $       10.35   $      10.05    $      11.57    $       28.60   $       10.01
MAXIMUM SALES LOAD
 A Shares.....................          1.50%            N/A           4.00%              N/A           4.00%
 B Shares.....................            N/A            N/A             N/A              N/A             N/A
 C Shares.....................            N/A            N/A             N/A              N/A             N/A
 I Shares.....................            N/A            N/A             N/A              N/A             N/A

See Notes to Financial Statements

                                                                 [LOGO]

                                                               NOVEMBER 30, 1998

--------------------------------------------------------------------------------

                                                                                                                  MINNESOTA
                                TOTAL RETURN      STRATEGIC     LIMITED TERM      TAX-FREE        COLORADO      INTERMEDIATE
                                    BOND           INCOME         TAX-FREE         INCOME         TAX-FREE        TAX-FREE
                                    FUND            FUND            FUND            FUND            FUND            FUND
                                -------------   -------------   -------------   -------------   -------------   -------------
ASSETS
 Investments (Note 2)
  Investments at cost.........  $107,766,210    $ 228,315,772   $ 62,732,414    $ 361,588,954   $  89,506,434   $204,396,025
  Net unrealized appreciation
      (depreciation)..........       896,516       26,930,971      1,462,230       20,610,702       4,645,103     12,667,606
                                -------------   -------------   -------------   -------------   -------------   -------------
 TOTAL INVESTMENTS AT VALUE...   108,662,726      255,246,743     64,194,644      382,199,656      94,151,537    217,063,631
 Collateral for securities
     loaned (Notes 2 and 5)...             -                -              -                -               -              -
 Cash.........................             -                -              -                -               -              -
 Receivable for dividends,
     interest and other
     receivables..............             -            6,765        994,442        6,420,084       1,554,042      3,413,743
 Receivable for investments
     sold.....................             -                -              -        2,284,593       1,664,663              -
 Receivable for Fund shares
     issued...................        57,946          169,160        100,000          501,637         122,756        155,558
 Organization costs, net of
     amortization (Note 2)....           545           11,357              -                -               -          2,238
                                -------------   -------------   -------------   -------------   -------------   -------------
TOTAL ASSETS..................   108,721,217      255,434,025     65,289,086      391,405,970      97,492,998    220,635,170
                                -------------   -------------   -------------   -------------   -------------   -------------
LIABILITIES
 Payable for investments
     purchased................             -                -              -       21,122,801       7,802,147      1,451,646
 Payable for securities loaned
     (Notes 2 and 5)..........             -                -              -                -               -              -
 Payable for daily variation
     margin on financial
     futures and options
     contracts (Note 2).......             -          445,369              -                -               -              -
 Payable for Fund shares
     redeemed.................        36,030          132,073         61,875          156,470          21,241        264,437
 Payable to adviser and
     affiliates (Note 3)......         6,074           72,809         24,580          154,690          32,266         92,129
 Payable to other related
     parties (Note 3).........         4,961            3,776              -           23,433          12,054          1,551
 Accrued expenses and other
     liabilities..............        12,453            1,696          1,446           62,659          12,676          6,215
 Dividends payable............       413,738                -        176,106        1,091,209         178,368        794,302
                                -------------   -------------   -------------   -------------   -------------   -------------
TOTAL LIABILITIES.............       473,256          655,723        264,007       22,611,262       8,058,752      2,610,280
                                -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS....................  $108,247,961    $ 254,778,302   $ 65,025,079    $ 368,794,708   $  89,434,246   $218,024,890
                                -------------   -------------   -------------   -------------   -------------   -------------
                                -------------   -------------   -------------   -------------   -------------   -------------
COMPONENTS OF NET ASSETS
 Paid in capital..............  $104,965,813    $ 211,708,002   $ 63,623,481    $ 349,517,495   $  84,589,628   $204,828,299
 Undistributed (distributions
     in excess of) net
     investment income........       (15,111)      10,775,877              -         (509,881)              -              -
 Accumulated net realized gain
     (loss) from investments
     sold.....................     2,400,743        3,227,303        (60,632)        (823,608)        199,515        528,985
 Net unrealized appreciation
     (depreciation) from
     investments..............       896,516       29,067,120      1,462,230       20,610,702       4,645,103     12,667,606
                                -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS....................  $108,247,961    $ 254,778,302   $ 65,025,079    $ 368,794,708   $  89,434,246   $218,024,890
                                -------------   -------------   -------------   -------------   -------------   -------------
                                -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS BY SHARE CLASS
 A Shares.....................  $  1,551,695    $           -   $          -    $  48,876,250   $  39,372,700   $          -
 B Shares.....................     3,320,169                -              -       13,048,093       9,865,796              -
 C Shares.....................             -                -              -                -               -              -
 I Shares.....................   103,376,097      254,778,302     65,025,079      306,870,365      40,195,750    218,024,890
                                -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS....................  $108,247,961    $ 254,778,302   $ 65,025,079    $ 368,794,708   $  89,434,246   $218,024,890
                                -------------   -------------   -------------   -------------   -------------   -------------
                                -------------   -------------   -------------   -------------   -------------   -------------
SHARES OF BENEFICIAL INTEREST
 A Shares.....................       158,911                -              -        4,565,280       3,635,385              -
 B Shares.....................       339,417                -              -        1,218,513         909,848              -
 C Shares.....................             -                -              -                -               -              -
 I Shares.....................    10,572,792       12,374,726      6,093,829       28,646,014       3,710,728     21,569,274
NET ASSET VALUE PER SHARE (Net
 Assets Divided by Shares of
 Beneficial Interest)
 A Shares.....................  $       9.76    $           -   $          -    $       10.71   $       10.83   $          -
 B Shares.....................  $       9.78    $           -   $          -    $       10.71   $       10.84   $          -
 C Shares.....................  $          -    $           -   $          -    $           -   $           -   $          -
 I Shares.....................  $       9.78    $       20.59   $      10.67    $       10.71   $       10.83   $      10.11
OFFERING PRICE PER SHARE
    (NAV/(1-Maximum Sales
    Load)
 A Shares.....................  $      10.17    $           -   $          -    $       11.16   $       11.28   $          -
 B Shares.....................  $       9.78    $           -   $          -    $       10.71   $       10.84   $          -
 C Shares.....................  $          -    $           -   $          -    $           -   $           -   $          -
 I Shares.....................  $       9.78    $       20.59   $      10.67    $       10.71   $       10.83   $      10.11
MAXIMUM SALES LOAD
 A Shares.....................         4.00%              N/A            N/A            4.00%           4.00%            N/A
 B Shares.....................           N/A              N/A            N/A              N/A             N/A            N/A
 C Shares.....................           N/A              N/A            N/A              N/A             N/A            N/A
 I Shares.....................           N/A              N/A            N/A              N/A             N/A            N/A


                                  MINNESOTA
                                  TAX-FREE
                                    FUND
                                -------------
ASSETS
 Investments (Note 2)
  Investments at cost.........  $  74,626,030
  Net unrealized appreciation
      (depreciation)..........      3,851,443
                                -------------
 TOTAL INVESTMENTS AT VALUE...     78,477,473
 Collateral for securities
     loaned (Notes 2 and 5)...              -
 Cash.........................              -
 Receivable for dividends,
     interest and other
     receivables..............      1,135,470
 Receivable for investments
     sold.....................              -
 Receivable for Fund shares
     issued...................        160,915
 Organization costs, net of
     amortization (Note 2)....              -
                                -------------
TOTAL ASSETS..................     79,773,858
                                -------------
LIABILITIES
 Payable for investments
     purchased................      2,275,560
 Payable for securities loaned
     (Notes 2 and 5)..........              -
 Payable for daily variation
     margin on financial
     futures and options
     contracts (Note 2).......              -
 Payable for Fund shares
     redeemed.................         63,083
 Payable to adviser and
     affiliates (Note 3)......         26,745
 Payable to other related
     parties (Note 3).........         13,882
 Accrued expenses and other
     liabilities..............         45,516
 Dividends payable............        120,788
                                -------------
TOTAL LIABILITIES.............      2,545,574
                                -------------
NET ASSETS....................  $  77,228,284
                                -------------
                                -------------
COMPONENTS OF NET ASSETS
 Paid in capital..............  $  73,332,645
 Undistributed (distributions
     in excess of) net
     investment income........        (43,062)
 Accumulated net realized gain
     (loss) from investments
     sold.....................         87,258
 Net unrealized appreciation
     (depreciation) from
     investments..............      3,851,443
                                -------------
NET ASSETS....................  $  77,228,284
                                -------------
                                -------------
NET ASSETS BY SHARE CLASS
 A Shares.....................  $  35,727,065
 B Shares.....................     19,510,545
 C Shares.....................              -
 I Shares.....................     21,990,674
                                -------------
NET ASSETS....................  $  77,228,284
                                -------------
                                -------------
SHARES OF BENEFICIAL INTEREST
 A Shares.....................      3,195,929
 B Shares.....................      1,745,619
 C Shares.....................              -
 I Shares.....................      1,967,051
NET ASSET VALUE PER SHARE (Net
 Assets Divided by Shares of
 Beneficial Interest)
 A Shares.....................  $       11.18
 B Shares.....................  $       11.18
 C Shares.....................  $           -
 I Shares.....................  $       11.18
OFFERING PRICE PER SHARE
    (NAV/(1-Maximum Sales
    Load)
 A Shares.....................  $       11.65
 B Shares.....................  $       11.18
 C Shares.....................  $           -
 I Shares.....................  $       11.18
MAXIMUM SALES LOAD
 A Shares.....................          4.00%
 B Shares.....................            N/A
 C Shares.....................            N/A
 I Shares.....................            N/A

                                                                 [LOGO]

 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (CONCLUDED)

--------------------------------------------------------------------------------

                                                                  AGGRESSIVE
                                  MODERATE        GROWTH          BALANCED-                       INCOME          VALUGROWTH
                                  BALANCED       BALANCED           EQUITY         INDEX          EQUITY             STOCK
                                    FUND           FUND              FUND           FUND           FUND              FUND
                                ------------  ---------------    ------------   ------------  ---------------    -------------
ASSETS
 Investments (Note 2)
  Investments at cost.........  $392,455,986  $   544,701,195    $13,258,191    $615,691,288  $ 1,142,125,598    $311,672,405
  Net unrealized appreciation
      (depreciation)..........   102,624,392      198,958,439      1,495,133     291,499,130      362,143,178     140,763,053
                                ------------  ---------------    ------------   ------------  ---------------    -------------
 TOTAL INVESTMENTS AT VALUE...   495,080,378      743,659,634     14,753,324     907,190,418    1,504,268,776     452,435,458
 Collateral for securities
     loaned (Notes 2 and 5)...             -                -              -               -                -      73,133,771
 Cash.........................             -                -              -               -                -       1,927,142
 Receivable for dividends,
     interest and other
     receivables..............             -              553              -          33,142           13,475         581,527
 Receivable for investments
     sold.....................             -                -              -               -                -      14,022,811
 Receivable for Fund shares
     issued...................       906,954          761,276         99,181       4,195,408        3,382,414          63,699
 Organization costs, net of
     amortization (Note 2)....        11,357           11,357         10,869          11,357           11,357               -
                                ------------  ---------------    ------------   ------------  ---------------    -------------
TOTAL ASSETS..................   495,998,689      744,432,820     14,863,374     911,430,325    1,507,676,022     542,164,408
                                ------------  ---------------    ------------   ------------  ---------------    -------------
LIABILITIES
 Payable for investments
     purchased................             -                -              -               -                -               -
 Payable for securities loaned
     (Notes 2 and 5)..........             -                -              -               -                -      73,133,771
 Payable for daily variation
     margin on financial
     futures and options
     contracts (Note 2).......     1,677,238        3,588,694         55,425               -                -       3,660,000
 Payable for Fund shares
     redeemed.................       595,483          629,394              -       1,076,187        1,672,575       5,949,734
 Payable to adviser and
     affiliates (Note 3)......       153,612          227,564          2,147          37,283          305,380         373,063
 Payable to other related
     parties (Note 3).........         9,742           14,148              -          21,794           76,511           5,168
 Accrued expenses and other
     liabilities..............         3,056            3,029          3,705           3,727           72,171          24,945
 Dividends payable............             -                -              -               -            8,922          96,138
                                ------------  ---------------    ------------   ------------  ---------------    -------------
TOTAL LIABILITIES.............     2,439,131        4,462,829         61,277       1,138,991        2,135,559      83,242,819
                                ------------  ---------------    ------------   ------------  ---------------    -------------
NET ASSETS....................  $493,559,558  $   739,969,991    $14,802,097    $910,291,334  $ 1,505,540,463    $458,921,589
                                ------------  ---------------    ------------   ------------  ---------------    -------------
                                ------------  ---------------    ------------   ------------  ---------------    -------------
COMPONENTS OF NET ASSETS
 Paid in capital..............  $355,263,126  $   493,811,920    $13,530,872    $600,749,043  $ 1,134,735,612    $380,771,805
 Undistributed (distributions
     in excess of) net
     investment income........    16,977,160       15,075,693        114,647      10,641,653        3,361,806        (115,164)
 Accumulated net realized gain
     (loss) from investments
     sold.....................    10,650,580       15,396,508       (659,555)      7,401,508        5,299,867      75,316,866
 Net unrealized appreciation
     (depreciation) from
     investments..............   110,668,692      215,685,870      1,816,133     291,499,130      362,143,178       2,948,082
                                ------------  ---------------    ------------   ------------  ---------------    -------------
NET ASSETS....................  $493,559,558  $   739,969,991    $14,802,097    $910,291,334  $ 1,505,540,463    $458,921,589
                                ------------  ---------------    ------------   ------------  ---------------    -------------
                                ------------  ---------------    ------------   ------------  ---------------    -------------
NET ASSETS BY SHARE CLASS
 A Shares.....................  $          -  $       959,207    $         -    $          -  $    86,900,348    $ 21,495,822
 B Shares.....................             -        1,127,373              -               -       82,770,746       8,557,355
 C Shares.....................             -           23,574(a)           -               -           12,002(b)            -
 I Shares.....................   493,559,558      737,859,837     14,802,097     910,291,334    1,335,857,367     428,868,412
                                ------------  ---------------    ------------   ------------  ---------------    -------------
NET ASSETS....................  $493,559,558  $   739,969,991    $14,802,097    $910,291,334  $ 1,505,540,463    $458,921,589
                                ------------  ---------------    ------------   ------------  ---------------    -------------
                                ------------  ---------------    ------------   ------------  ---------------    -------------
SHARES OF BENEFICIAL INTEREST
 A Shares.....................             -           30,167              -               -        2,086,097         843,935
 B Shares.....................             -           37,603              -               -        1,990,547         344,994
 C Shares.....................             -              785(a)           -               -              281(b)            -
 I Shares.....................    20,297,063       24,551,644      1,259,924      18,302,164       32,071,380      16,859,467
NET ASSET VALUE PER SHARE (Net
 Assets Divided by Shares of
 Beneficial Interest)
 A Shares.....................  $          -  $         31.80    $         -    $          -  $         41.66    $      25.47
 B Shares.....................  $          -  $         29.98    $         -    $          -  $         41.58    $      24.80
 C Shares.....................  $          -  $         30.04    $         -    $          -  $         42.78    $          -
 I Shares.....................  $      24.32  $         30.05    $     11.75    $      49.74  $         41.65    $      25.44
OFFERING PRICE PER SHARE
    (NAV/(1-Maximum Sales
    Load)
 A Shares.....................  $          -  $         33.65    $         -    $          -  $         44.08    $      26.95
 B Shares.....................  $          -  $         29.98    $         -    $          -  $         41.58    $      24.80
 C Shares.....................  $          -  $         30.04    $         -    $          -  $         42.78    $          -
 I Shares.....................  $      24.32  $         30.05    $     11.75    $      49.74  $         41.65    $      25.44
MAXIMUM SALES LOAD
 A Shares.....................           N/A            5.50%            N/A             N/A            5.50%           5.50%
 B Shares.....................           N/A              N/A            N/A             N/A              N/A             N/A
 C Shares.....................           N/A              N/A            N/A             N/A              N/A             N/A
 I Shares.....................           N/A              N/A            N/A             N/A              N/A             N/A
(a)  Actual net assets and
    number of C Shares at
    November 30, 1998, were
    $23,573.96 and 784.868.
(b)  Actual net assets and
    number of C Shares at
    November 30, 1998, were
    $12,001.50 and 280.543.
(c)  Actual net assets and
    number of C Shares at
    November 30, 1998, were
    $51,703.52 and 1,164.126.

See Notes to Financial Statements

                                                                 [LOGO]

                                                               NOVEMBER 30, 1998

--------------------------------------------------------------------------------

                                                                             LARGE                              SMALL
                                   DIVERSIFIED            GROWTH            COMPANY        DIVERSIFIED         COMPANY
                                      EQUITY              EQUITY            GROWTH          SMALL CAP           STOCK
                                       FUND                FUND              FUND              FUND              FUND
                                 ----------------    ----------------    -------------    --------------    --------------
ASSETS
 Investments (Note 2)
  Investments at cost.........   $    992,723,406    $    694,350,199    $ 243,034,095    $ 35,535,893      $   70,693,745
  Net unrealized appreciation
      (depreciation)..........        647,051,921         265,175,622      120,928,046         993,610          (2,169,094)
                                 ----------------    ----------------    -------------    --------------    --------------
 TOTAL INVESTMENTS AT VALUE...      1,639,775,327         959,525,821      363,962,141      36,529,503          68,524,651
 Collateral for securities
     loaned (Notes 2 and 5)...                  -                   -                -               -                   -
 Cash.........................                  -                   -                -               -                   -
 Receivable for dividends,
     interest and other
     receivables..............                  -                   -           63,773               -              17,279
 Receivable for investments
     sold.....................                  -                   -                -               -                   -
 Receivable for Fund shares
     issued...................          1,405,436           2,307,134        1,219,371         364,314              10,294
 Organization costs, net of
     amortization (Note 2)....             11,357              11,357           11,357           2,848                 545
                                 ----------------    ----------------    -------------    --------------    --------------
TOTAL ASSETS..................      1,641,192,120         961,844,312      365,256,642      36,896,665          68,552,769
                                 ----------------    ----------------    -------------    --------------    --------------
LIABILITIES
 Payable for investments
     purchased................                  -                   -                -               -                   -
 Payable for securities loaned
     (Notes 2 and 5)..........                  -                   -                -               -                   -
 Payable for daily variation
     margin on financial
     futures and options
     contracts (Note 2).......                  -                   -                -               -                   -
 Payable for Fund shares
     redeemed.................          1,620,927           1,783,887        1,156,635           1,030             193,353
 Payable to adviser and
     affiliates (Note 3)......            552,639             354,678           58,284             880               5,110
 Payable to other related
     parties (Note 3).........             37,818              31,656                -               -                 985
 Accrued expenses and other
     liabilities..............            124,560              85,895                -           3,219              19,758
 Dividends payable............              1,501                   -                -               -               5,218
                                 ----------------    ----------------    -------------    --------------    --------------
TOTAL LIABILITIES.............          2,337,445           2,256,116        1,214,919           5,129             224,424
                                 ----------------    ----------------    -------------    --------------    --------------
NET ASSETS....................   $  1,638,854,675    $    959,588,196    $ 364,041,723    $ 36,891,536      $   68,328,345
                                 ----------------    ----------------    -------------    --------------    --------------
                                 ----------------    ----------------    -------------    --------------    --------------
COMPONENTS OF NET ASSETS
 Paid in capital..............   $    946,550,911    $    640,153,305    $ 235,474,385    $ 39,724,543      $   96,160,748
 Undistributed (distributions
     in excess of) net
     investment income........         10,488,541               7,008         (719,338)           (109)            (31,361)
 Accumulated net realized gain
     (loss) from investments
     sold.....................         34,763,302          54,252,261        8,358,630      (3,826,508)        (25,631,948)
 Net unrealized appreciation
     (depreciation) from
     investments..............        647,051,921         265,175,622      120,928,046         993,610          (2,169,094)
                                 ----------------    ----------------    -------------    --------------    --------------
NET ASSETS....................   $  1,638,854,675    $    959,588,196    $ 364,041,723    $ 36,891,536      $   68,328,345
                                 ----------------    ----------------    -------------    --------------    --------------
                                 ----------------    ----------------    -------------    --------------    --------------
NET ASSETS BY SHARE CLASS
 A Shares.....................   $     59,285,595    $     17,597,202    $   3,638,697    $  2,580,255      $    5,360,629
 B Shares.....................         94,334,979          17,442,864        2,678,121         186,136           4,164,305
 C Shares.....................             51,704(c)           36,399                -               -                   -
 I Shares.....................      1,485,182,397         924,511,731      357,724,905      34,125,145          58,803,411
                                 ----------------    ----------------    -------------    --------------    --------------
NET ASSETS....................   $  1,638,854,675    $    959,588,196    $ 364,041,723    $ 36,891,536      $   68,328,345
                                 ----------------    ----------------    -------------    --------------    --------------
                                 ----------------    ----------------    -------------    --------------    --------------
SHARES OF BENEFICIAL INTEREST
 A Shares.....................          1,339,997             502,730           73,236         278,396             578,171
 B Shares.....................          2,158,625             507,274           57,209          21,283             468,049
 C Shares.....................              1,164(c)            1,033                -               -                   -
 I Shares.....................         33,570,908          26,413,204        7,646,003       3,900,402           6,379,424
NET ASSET VALUE PER SHARE (Net
 Assets Divided by Shares of
 Beneficial Interest)
 A Shares.....................   $          44.24    $          35.00    $       49.68    $       9.27      $         9.27
 B Shares.....................   $          43.70    $          34.39    $       46.81    $       8.75      $         8.90
 C Shares.....................   $          44.41    $          35.24    $           -    $          -      $            -
 I Shares.....................   $          44.24    $          35.00    $       46.79    $       8.75      $         9.22
OFFERING PRICE PER SHARE
    (NAV/(1-Maximum Sales
    Load)
 A Shares.....................   $          46.81    $          37.04    $       52.57    $       9.81      $         9.81
 B Shares.....................   $          43.70    $          34.39    $       46.81    $       8.75      $         8.90
 C Shares.....................   $          44.41    $          35.24    $           -    $          -      $            -
 I Shares.....................   $          44.24    $          35.00    $       46.79    $       8.75      $         9.22
MAXIMUM SALES LOAD
 A Shares.....................              5.50%               5.50%            5.50%           5.50%               5.50%
 B Shares.....................                N/A                 N/A              N/A             N/A                 N/A
 C Shares.....................                N/A                 N/A              N/A             N/A                 N/A
 I Shares.....................                N/A                 N/A              N/A             N/A                 N/A
(a)  Actual net assets and
    number of C Shares at
    November 30, 1998, were
    $23,573.96 and 784.868.
(b)  Actual net assets and
    number of C Shares at
    November 30, 1998, were
    $12,001.50 and 280.543.
(c)  Actual net assets and
    number of C Shares at
    November 30, 1998, were
    $51,703.52 and 1,164.126.

                                    SMALL             SMALL
                                     CAP             COMPANY
                                OPPORTUNITIES        GROWTH         INTERNATIONAL
                                    FUND              FUND               FUND
                                -------------    ---------------    --------------
ASSETS
 Investments (Note 2)
  Investments at cost.........  $244,328,378     $   549,454,790    $240,213,938
  Net unrealized appreciation
      (depreciation)..........    11,970,879          36,325,128      28,059,556
                                -------------    ---------------    --------------
 TOTAL INVESTMENTS AT VALUE...   256,299,257         585,779,918     268,273,494
 Collateral for securities
     loaned (Notes 2 and 5)...             -                   -               -
 Cash.........................             -                   -               -
 Receivable for dividends,
     interest and other
     receivables..............        15,166                   -           4,443
 Receivable for investments
     sold.....................             -                   -               -
 Receivable for Fund shares
     issued...................       464,549             786,771         232,164
 Organization costs, net of
     amortization (Note 2)....             -              11,357          11,357
                                -------------    ---------------    --------------
TOTAL ASSETS..................   256,778,972         586,578,046     268,521,458
                                -------------    ---------------    --------------
LIABILITIES
 Payable for investments
     purchased................             -                   -               -
 Payable for securities loaned
     (Notes 2 and 5)..........             -                   -               -
 Payable for daily variation
     margin on financial
     futures and options
     contracts (Note 2).......             -                   -               -
 Payable for Fund shares
     redeemed.................     1,114,996           1,093,604       1,026,010
 Payable to adviser and
     affiliates (Note 3)......        91,560             119,136         162,563
 Payable to other related
     parties (Note 3).........             -               7,982               -
 Accrued expenses and other
     liabilities..............             -              48,242               2
 Dividends payable............             -                   -              49
                                -------------    ---------------    --------------
TOTAL LIABILITIES.............     1,206,556           1,268,964       1,188,624
                                -------------    ---------------    --------------
NET ASSETS....................  $255,572,416     $   585,309,082    $267,332,834
                                -------------    ---------------    --------------
                                -------------    ---------------    --------------
COMPONENTS OF NET ASSETS
 Paid in capital..............  $272,408,548     $   588,952,214    $229,346,515
 Undistributed (distributions
     in excess of) net
     investment income........      (550,579)         (1,824,723)      2,894,251
 Accumulated net realized gain
     (loss) from investments
     sold.....................   (28,256,432)        (38,143,537)      7,032,512
 Net unrealized appreciation
     (depreciation) from
     investments..............    11,970,879          36,325,128      28,059,556
                                -------------    ---------------    --------------
NET ASSETS....................  $255,572,416     $   585,309,082    $267,332,834
                                -------------    ---------------    --------------
                                -------------    ---------------    --------------
NET ASSETS BY SHARE CLASS
 A Shares.....................  $  6,414,509     $             -    $  3,635,036
 B Shares.....................     5,012,966                   -       1,952,556
 C Shares.....................             -                   -               -
 I Shares.....................   244,144,941         585,309,082     261,745,242
                                -------------    ---------------    --------------
NET ASSETS....................  $255,572,416     $   585,309,082    $267,332,834
                                -------------    ---------------    --------------
                                -------------    ---------------    --------------
SHARES OF BENEFICIAL INTEREST
 A Shares.....................       321,773                   -         164,770
 B Shares.....................       255,456                   -          89,370
 C Shares.....................             -                   -               -
 I Shares.....................    12,243,081          20,787,582      11,857,108
NET ASSET VALUE PER SHARE (Net
 Assets Divided by Shares of
 Beneficial Interest)
 A Shares.....................  $      19.94     $             -    $      22.06
 B Shares.....................  $      19.62     $             -    $      21.85
 C Shares.....................  $          -     $             -    $          -
 I Shares.....................  $      19.94     $         28.16    $      22.07
OFFERING PRICE PER SHARE
    (NAV/(1-Maximum Sales
    Load)
 A Shares.....................  $      21.10     $             -    $      23.34
 B Shares.....................  $      19.62     $             -    $      21.85
 C Shares.....................  $          -     $             -    $          -
 I Shares.....................  $      19.94     $         28.16    $      22.07
MAXIMUM SALES LOAD
 A Shares.....................         5.50%                 N/A           5.50%
 B Shares.....................           N/A                 N/A             N/A
 C Shares.....................           N/A                 N/A             N/A
 I Shares.....................           N/A                 N/A             N/A
(a)  Actual net assets and
    number of C Shares at
    November 30, 1998, were
    $23,573.96 and 784.868.
(b)  Actual net assets and
    number of C Shares at
    November 30, 1998, were
    $12,001.50 and 280.543.
(c)  Actual net assets and
    number of C Shares at
    November 30, 1998, were
    $51,703.52 and 1,164.126.

                                                                 [LOGO]

 STATEMENTS OF OPERATIONS (UNAUDITED)

--------------------------------------------------------------------------------

                                                  LIMITED
                                                   TERM        INTERMEDIATE
                                   STABLE       GOVERNMENT      GOVERNMENT     DIVERSIFIED                    TOTAL RETURN
                                   INCOME         INCOME          INCOME          BOND           INCOME           BOND
                                    FUND           FUND            FUND           FUND            FUND            FUND
                                 -----------    -----------    ------------    -----------    ------------   --------------
INVESTMENT INCOME
 Interest income..............   $ 4,932,795    $2,176,223     $14,144,199     $4,514,302     $ 10,982,212     $  3,706,049
 Dividend income..............             -             -               -              -                -                -
 Securities lending income
     (Notes 2 and 5)..........        14,557        10,769          48,117         15,178           42,562            4,631
 Net expenses from Core
     Portfolios (Note 1)......      (304,758)            -               -       (305,280)               -         (316,101)
                                 -----------    -----------    ------------    -----------    ------------   --------------
 TOTAL INVESTMENT INCOME......     4,642,594     2,186,992      14,192,316      4,224,200       11,024,774        3,394,579
                                 -----------    -----------    ------------    -----------    ------------   --------------
EXPENSES
 Advisory (Note 3)............             -       113,821         725,492        179,723          817,332                -
 Management and Administration
     (Note 3).................        42,136        34,490         219,846         35,944          163,466           28,340
 Transfer agent (Note 3)
  A Shares....................        11,029             -          20,170              -           10,967            3,246
  B Shares....................         2,236             -          10,812              -            7,121            3,662
  C Shares....................             -             -               -              -                -                -
  I Shares....................       197,416        86,227         518,632        179,723          390,578          134,787
 Custody (Note 3).............             -         6,898               -              -           23,867                -
 Accounting (Note 3)..........        18,000        19,000          41,000          6,000           40,000           18,000
 Legal (Note 3)...............         1,609           657           4,277          1,385            3,075            1,141
 Registration.................        14,011         8,697          15,370          9,403           15,539           10,274
 Audit........................         2,950         6,563           7,100          2,950            6,925            3,275
 Trustees.....................         1,239           515           3,307          1,068            2,407              877
 Distribution fees (Note 3)
  A Shares....................             -             -               -              -                -                -
  B Shares....................         8,944             -          43,247              -           28,484           14,647
  C Shares....................             -             -               -              -                -                -
 Amortization of organization
     costs (Note 2)...........         5,960           292           5,960          5,960                -            3,269
 Miscellaneous................         2,825         2,415           8,423            748            7,446            1,772
                                 -----------    -----------    ------------    -----------    ------------   --------------
 TOTAL EXPENSES...............       308,355       279,575       1,623,636        422,904        1,517,207          223,290
  Fees waived and expenses
      reimbursed (Note 3).....       (58,825)     (141,614)        (96,624)      (225,202)        (269,933)        (102,702)
                                 -----------    -----------    ------------    -----------    ------------   --------------
 NET EXPENSES.................       249,530       137,961       1,527,012        197,702        1,247,274          120,588
                                 -----------    -----------    ------------    -----------    ------------   --------------
 NET INVESTMENT INCOME
     (LOSS)...................     4,393,064     2,049,031      12,665,304      4,026,498        9,777,500        3,273,991
                                 -----------    -----------    ------------    -----------    ------------   --------------
 NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON
     INVESTMENTS
    Net Realized Gain (Loss)
        on
      Securities..............             -        19,348       8,411,614              -        4,688,994                -
      Investments in Core
          Portfolios (Note
          1)..................       (31,731)            -               -      1,101,205                -          (48,574)
      Foreign currency
          transactions from
          investments in Core
          Portfolios..........             -             -               -              -                -                -
      Financial futures
          transactions from
          investments in Core
          Portfolios..........             -             -               -              -                -                -
                                 -----------    -----------    ------------    -----------    ------------   --------------
    Net Realized Gain (Loss)
        on Investments........       (31,731)       19,348       8,411,614      1,101,205        4,688,994          (48,574)
                                 -----------    -----------    ------------    -----------    ------------   --------------
    Net Change in Unrealized
        Appreciation
        (Depreciation) on
      Securities..............             -     1,114,516       4,840,002              -        3,059,969                -
      Investments in Core
          Portfolios (Note
          1)..................       752,535             -               -      2,920,374                -        1,606,590
      Foreign currency
          transactions from
          investments in Core
          Portfolios..........             -             -               -              -                -                -
      Financial futures
          transactions from
          investments in Core
          Portfolios..........             -             -               -              -                -                -
                                 -----------    -----------    ------------    -----------    ------------   --------------
    Net Change in Unrealized
        Appreciation
        (Depreciation) on
        Investments...........       752,535     1,114,516       4,840,002      2,920,374        3,059,969        1,606,590
                                 -----------    -----------    ------------    -----------    ------------   --------------
 NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON
     INVESTMENTS..............       720,804     1,133,864      13,251,616      4,021,579        7,748,963        1,558,016
                                 -----------    -----------    ------------    -----------    ------------   --------------
 INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS...............   $ 5,113,868    $3,182,895     $25,916,920     $8,048,077     $ 17,526,463     $  4,832,007
                                 -----------    -----------    ------------    -----------    ------------   --------------
                                 -----------    -----------    ------------    -----------    ------------   --------------

See Notes to Financial Statements

                                                                 [LOGO]

                                      FOR THE SIX MONTHS ENDED NOVEMBER 30, 1998

--------------------------------------------------------------------------------

                                                                                                        MINNESOTA
                                  STRATEGIC     LIMITED TERM      TAX-FREE          COLORADO          INTERMEDIATE
                                   INCOME         TAX-FREE         INCOME           TAX-FREE            TAX-FREE
                                    FUND            FUND            FUND              FUND                FUND
                                -------------   -------------   -------------   -----------------   -----------------
INVESTMENT INCOME
 Interest income..............  $   5,818,878    $  1,491,381    $  9,587,496     $     2,193,361     $  5,799,873
 Dividend income..............        347,595               -               -                   -                -
 Securities lending income
     (Notes 2 and 5)..........         24,022               -               -                   -                -
 Net expenses from Core
     Portfolios (Note 1)......       (502,922)              -               -                   -                -
                                -------------   -------------   -------------   -----------------   -----------------
 TOTAL INVESTMENT INCOME......      5,687,573       1,491,381       9,587,496           2,193,361        5,799,873
                                -------------   -------------   -------------   -----------------   -----------------
EXPENSES
 Advisory (Note 3)............        303,090         147,728         878,913             206,774          266,493
 Management and Administration
     (Note 3).................         60,618          29,546         175,782              41,354          106,596
 Transfer agent (Note 3)
  A Shares....................              -               -          51,971              46,848                -
  B Shares....................              -               -          14,974              11,694                -
  C Shares....................              -               -               -                   -                -
  I Shares....................        303,089          73,864         372,512              44,845          266,491
 Custody (Note 3).............              -           5,909          25,099               8,271           18,180
 Accounting (Note 3)..........          6,000          18,000          40,000              30,000           27,000
 Legal (Note 3)...............          2,376             556           3,340               2,197            3,886
 Registration.................         10,255          22,286          23,314               1,164              621
 Audit........................          2,950           6,850           6,850               6,538            7,063
 Trustees.....................          1,829             438           2,620                 608            1,616
 Distribution fees (Note 3)
  A Shares....................              -               -               -                   -                -
  B Shares....................              -               -          59,895              46,775                -
  C Shares....................              -               -               -                   -                -
 Amortization of organization
     costs (Note 2)...........          5,960               -               -                   -              292
 Miscellaneous................          1,174           5,936          11,768               6,079           16,403
                                -------------   -------------   -------------   -----------------   -----------------
 TOTAL EXPENSES...............        697,341         311,113       1,667,038             453,147          714,641
  Fees waived and expenses
      reimbursed (Note 3).....       (228,555)       (119,078)       (567,578)           (169,968)         (75,106)
                                -------------   -------------   -------------   -----------------   -----------------
 NET EXPENSES.................        468,786         192,035       1,099,460             283,179          639,535
                                -------------   -------------   -------------   -----------------   -----------------
 NET INVESTMENT INCOME
     (LOSS)...................      5,218,787       1,299,346       8,488,036           1,910,182        5,160,338
                                -------------   -------------   -------------   -----------------   -----------------
 NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON
     INVESTMENTS
    Net Realized Gain (Loss)
        on
      Securities..............              -          77,089       3,032,246             752,917          290,254
      Investments in Core
          Portfolios (Note
          1)..................      1,335,190               -               -                   -                -
      Foreign currency
          transactions from
          investments in Core
          Portfolios..........         (4,342)              -               -                   -                -
      Financial futures
          transactions from
          investments in Core
          Portfolios..........        (41,537)              -               -                   -                -
                                -------------   -------------   -------------   -----------------   -----------------
    Net Realized Gain (Loss)
        on Investments........      1,289,311          77,089       3,032,246             752,917          290,254
                                -------------   -------------   -------------   -----------------   -----------------
    Net Change in Unrealized
        Appreciation
        (Depreciation) on
      Securities..............            974         365,931       2,415,004             308,961        1,390,644
      Investments in Core
          Portfolios (Note
          1)..................      6,158,700               -               -                   -                -
      Foreign currency
          transactions from
          investments in Core
          Portfolios..........         (1,643)              -               -                   -                -
      Financial futures
          transactions from
          investments in Core
          Portfolios..........         (5,138)              -               -                   -                -
                                -------------   -------------   -------------   -----------------   -----------------
    Net Change in Unrealized
        Appreciation
        (Depreciation) on
        Investments...........      6,152,893         365,931       2,415,004             308,961        1,390,644
                                -------------   -------------   -------------   -----------------   -----------------
 NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON
     INVESTMENTS..............      7,442,204         443,020       5,447,250           1,061,878        1,680,898
                                -------------   -------------   -------------   -----------------   -----------------
 INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS...............  $  12,660,991    $  1,742,366    $ 13,935,286     $     2,972,060     $  6,841,236
                                -------------   -------------   -------------   -----------------   -----------------
                                -------------   -------------   -------------   -----------------   -----------------


                                    MINNESOTA           MODERATE
                                    TAX-FREE            BALANCED
                                      FUND                FUND
                                -----------------   -----------------
INVESTMENT INCOME
 Interest income..............    $   1,969,891       $     8,562,799
 Dividend income..............                -             1,271,627
 Securities lending income
     (Notes 2 and 5)..........                -                54,305
 Net expenses from Core
     Portfolios (Note 1)......                -            (1,107,408)
                                -----------------   -----------------
 TOTAL INVESTMENT INCOME......        1,969,891             8,781,323
                                -----------------   -----------------
EXPENSES
 Advisory (Note 3)............          187,678               585,749
 Management and Administration
     (Note 3).................           37,536               117,150
 Transfer agent (Note 3)
  A Shares....................           44,109                     -
  B Shares....................           22,924                     -
  C Shares....................                -                     -
  I Shares....................           26,806               585,750
 Custody (Note 3).............            7,507                     -
 Accounting (Note 3)..........           30,000                 6,000
 Legal (Note 3)...............            1,367                 4,645
 Registration.................            1,286                10,940
 Audit........................            6,700                 2,950
 Trustees.....................              562                 3,556
 Distribution fees (Note 3)
  A Shares....................                -                     -
  B Shares....................           91,695                     -
  C Shares....................                -                     -
 Amortization of organization
     costs (Note 2)...........                -                 5,960
 Miscellaneous................            7,560                 2,142
                                -----------------   -----------------
 TOTAL EXPENSES...............          465,730             1,324,842
  Fees waived and expenses
      reimbursed (Note 3).....         (171,764)             (369,535)
                                -----------------   -----------------
 NET EXPENSES.................          293,966               955,307
                                -----------------   -----------------
 NET INVESTMENT INCOME
     (LOSS)...................        1,675,925             7,826,016
                                -----------------   -----------------
 NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON
     INVESTMENTS
    Net Realized Gain (Loss)
        on
      Securities..............          291,797                     -
      Investments in Core
          Portfolios (Note
          1)..................                -             4,600,121
      Foreign currency
          transactions from
          investments in Core
          Portfolios..........                -               (11,435)
      Financial futures
          transactions from
          investments in Core
          Portfolios..........                -              (149,446)
                                -----------------   -----------------
    Net Realized Gain (Loss)
        on Investments........          291,797             4,439,240
                                -----------------   -----------------
    Net Change in Unrealized
        Appreciation
        (Depreciation) on
      Securities..............          600,218                     -
      Investments in Core
          Portfolios (Note
          1)..................                -            15,200,414
      Foreign currency
          transactions from
          investments in Core
          Portfolios..........                -                (9,073)
      Financial futures
          transactions from
          investments in Core
          Portfolios..........                -               (21,770)
                                -----------------   -----------------
    Net Change in Unrealized
        Appreciation
        (Depreciation) on
        Investments...........          600,218            15,169,571
                                -----------------   -----------------
 NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON
     INVESTMENTS..............          892,015            19,608,811
                                -----------------   -----------------
 INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS...............    $   2,567,940       $    27,434,827
                                -----------------   -----------------
                                -----------------   -----------------

                                                                 [LOGO]

 STATEMENTS OF OPERATIONS (UNAUDITED) (CONCLUDED)

--------------------------------------------------------------------------------

                                                     AGGRESSIVE
                                     GROWTH           BALANCED-                        INCOME        VALUGROWTH      DIVERSIFIED
                                    BALANCED           EQUITY          INDEX           EQUITY           STOCK           EQUITY
                                      FUND              FUND            FUND            FUND            FUND             FUND
                                -----------------    -----------    ------------    ------------    -------------    ------------
INVESTMENT INCOME
 Interest income..............    $     7,584,624    $   74,939     $    461,499    $    594,842    $    414,620     $  1,713,910
 Dividend income..............          2,891,014        56,940        5,925,844      14,279,659       3,474,531       10,396,128
 Securities lending income
     (Notes 2 and 5)..........             85,057         1,431          110,192         107,336          91,450          222,954
 Net expenses from Core
     Portfolios (Note 1)......         (1,739,114)      (29,297)        (735,699)     (3,759,242)              -       (4,542,169)
                                -----------------    -----------    ------------    ------------    -------------    ------------
 TOTAL INVESTMENT INCOME......          8,821,581       104,013        5,761,836      11,222,595       3,980,601        7,790,823
                                -----------------    -----------    ------------    ------------    -------------    ------------
EXPENSES
 Advisory (Note 3)............            844,554        13,696                -               -       2,144,841        2,021,469
 Management and Administration
     (Note 3).................            168,910         2,738          204,926         343,824         274,300          404,294
 Transfer agent (Note 3)
  A Shares....................                359             -                -          98,801          29,971           72,135
  B Shares....................                205             -                -          92,479          10,517          108,308
  C Shares....................                  1             -                -               -               -                9
  I Shares....................            844,116        13,694        1,024,628       1,527,845         645,260        1,841,018
 Custody (Note 3).............                  -             -                -               -          34,950                -
 Accounting (Note 3)..........             12,000         6,000            6,000          20,000          39,000           20,000
 Legal (Note 3)...............              8,248            99            8,240          18,750           6,003           16,900
 Registration.................             11,561         6,851           12,381          23,149          15,118           23,743
 Audit........................              2,950         2,950            2,950           2,950           6,888            2,950
 Trustees.....................              5,102            76            6,146          10,373           4,553           12,537
 Distribution fees (Note 3)
  A Shares....................                 92             -                -               -               -                -
  B Shares....................                818             -                -         369,916          42,068          433,233
  C Shares....................                  4             -                -               1               -               26
 Amortization of organization
     costs (Note 2)...........              5,960         1,358            5,960           5,960               -            5,960
 Miscellaneous................              3,062           391            3,577          10,012           7,750           10,619
                                -----------------    -----------    ------------    ------------    -------------    ------------
 TOTAL EXPENSES...............          1,907,942        47,853        1,274,808       2,524,060       3,261,219        4,973,201
  Fees waived and expenses
      reimbursed (Note 3).....           (509,388)      (22,506)        (987,244)       (166,602)       (487,077)      (1,127,947)
                                -----------------    -----------    ------------    ------------    -------------    ------------
 NET EXPENSES.................          1,398,554        25,347          287,564       2,357,458       2,774,142        3,845,254
                                -----------------    -----------    ------------    ------------    -------------    ------------
 NET INVESTMENT INCOME
     (LOSS)...................          7,423,027        78,666        5,474,272       8,865,137       1,206,459        3,945,569
                                -----------------    -----------    ------------    ------------    -------------    ------------
 NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON
     INVESTMENTS
    Net Realized Gain (Loss)
        on
      Securities..............                  -             -                -               -       9,530,462                -
      Investments in Core
          Portfolios (Note
          1)..................          5,843,944      (511,349)       6,357,390       4,427,930               -       13,051,524
      Foreign currency
          transactions from
          investments in Core
          Portfolios..........            (53,059)       (3,232)               -               -               -         (207,458)
      Financial futures
          transactions........                  -             -                -               -          18,669                -
      Financial futures
          transactions from
          investments in Core
          Portfolios..........           (326,620)     (134,428)      (1,696,240)              -               -       (1,340,079)
                                -----------------    -----------    ------------    ------------    -------------    ------------
    Net Realized Gain (Loss)
        on Investments........          5,464,265      (649,009)       4,661,150       4,427,930       9,549,131       11,503,987
                                -----------------    -----------    ------------    ------------    -------------    ------------
    Net Change in Unrealized
        Appreciation
        (Depreciation) on
      Securities..............              7,478           253                -               -     (37,836,283)               -
      Investments in Core
          Portfolios (Note
          1)..................         34,811,481     1,323,889       48,905,182      21,797,589               -       20,481,010
      Foreign currency
          transactions from
          investments in Core
          Portfolios..........              5,142         1,558                -               -               -           53,393
      Financial futures
          transactions from
          investments in Core
          Portfolios..........            (30,557)      127,034          (50,766)              -               -          (97,245)
                                -----------------    -----------    ------------    ------------    -------------    ------------
    Net Change in Unrealized
        Appreciation
        (Depreciation) on
        Investments...........         34,793,544     1,452,734       48,854,416      21,797,589     (37,836,283)      20,437,158
                                -----------------    -----------    ------------    ------------    -------------    ------------
 NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON
     INVESTMENTS..............         40,257,809       803,725       53,515,566      26,225,519     (28,287,152)      31,941,145
                                -----------------    -----------    ------------    ------------    -------------    ------------
 INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS...............    $    47,680,836    $  882,391     $ 58,989,838    $ 35,090,656    $(27,080,693)    $ 35,886,714
                                -----------------    -----------    ------------    ------------    -------------    ------------
                                -----------------    -----------    ------------    ------------    -------------    ------------

See Notes to Financial Statements

                                                                 [LOGO]

                                      FOR THE SIX MONTHS ENDED NOVEMBER 30, 1998

--------------------------------------------------------------------------------

                                                       LARGE                           SMALL
                                     GROWTH           COMPANY       DIVERSIFIED       COMPANY          SMALL CAP
                                     EQUITY           GROWTH         SMALL CAP         STOCK         OPPORTUNITIES
                                      FUND             FUND            FUND            FUND              FUND
                                ----------------   -------------   -------------   -------------   -----------------
INVESTMENT INCOME
 Interest income..............    $    1,697,386   $      94,952    $     31,661    $    204,233     $    381,020
 Dividend income..............         4,029,269         545,130          87,046         321,547          723,838
 Securities lending income
     (Notes 2 and 5)..........           162,622          39,132           2,979          10,228                -
 Net expenses from Core
     Portfolios (Note 1)......        (3,656,352)       (994,463)        (91,132)       (441,144)        (997,262)
                                ----------------   -------------   -------------   -------------   -----------------
 TOTAL INVESTMENT INCOME......         2,232,925        (315,249)         30,554          94,864          107,596
                                ----------------   -------------   -------------   -------------   -----------------
EXPENSES
 Advisory (Note 3)............         1,206,325               -          25,880               -                -
 Management and Administration
     (Note 3).................           241,264          70,074           5,176          22,876          392,421
 Transfer agent (Note 3)
  A Shares....................            23,891           1,053             908           8,786            7,621
  B Shares....................            20,579             387              40           5,788            6,592
  C Shares....................                 5               -               -               -                -
  I Shares....................         1,161,850         349,308          25,257          99,806          312,804
 Custody (Note 3).............                 -               -               -               -                -
 Accounting (Note 3)..........            20,000          10,000          10,000          18,000           18,000
 Legal (Note 3)...............            10,224           3,275             211           1,087            2,805
 Registration.................            16,999          13,309           8,575          10,615           12,271
 Audit........................             2,950           2,950           2,950           2,950            2,950
 Trustees.....................             7,704           1,963             126             815            2,106
 Distribution fees (Note 3)
  A Shares....................                 -             270             233               -                -
  B Shares....................            82,314           1,547             159          23,152           26,368
  C Shares....................                14               -               -               -                -
 Amortization of organization
     costs (Note 2)...........             5,960           5,960             344           3,269                -
 Miscellaneous................             5,188           2,208             247             946            1,461
                                ----------------   -------------   -------------   -------------   -----------------
 TOTAL EXPENSES...............         2,805,267         462,304          80,106         198,090          785,399
  Fees waived and expenses
      reimbursed (Note 3).....          (390,375)        (58,215)        (46,894)        (71,865)        (127,224)
                                ----------------   -------------   -------------   -------------   -----------------
 NET EXPENSES.................         2,414,892         404,089          33,212         126,225          658,175
                                ----------------   -------------   -------------   -------------   -----------------
 NET INVESTMENT INCOME
     (LOSS)...................          (181,967)       (719,338)         (2,658)        (31,361)        (550,579)
                                ----------------   -------------   -------------   -------------   -----------------
 NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON
     INVESTMENTS
    Net Realized Gain (Loss)
        on
      Securities..............                 -               -               -               -                -
      Investments in Core
          Portfolios (Note
          1)..................        10,407,051       5,944,664      (3,682,332)    (23,716,075)     (28,496,317)
      Foreign currency
          transactions from
          investments in Core
          Portfolios..........          (141,035)              -               -               -                -
      Financial futures
          transactions........                 -               -               -               -                -
      Financial futures
          transactions from
          investments in Core
          Portfolios..........        (1,150,513)              -         (51,492)              -                -
                                ----------------   -------------   -------------   -------------   -----------------
    Net Realized Gain (Loss)
        on Investments........         9,115,503       5,944,664      (3,733,824)    (23,716,075)     (28,496,317)
                                ----------------   -------------   -------------   -------------   -----------------
    Net Change in Unrealized
        Appreciation
        (Depreciation) on
      Securities..............                 -               -               -               -                -
      Investments in Core
          Portfolios (Note
          1)..................       (32,052,606)     43,771,550       1,193,888      (3,550,477)     (18,692,919)
      Foreign currency
          transactions from
          investments in Core
          Portfolios..........              (382)              -               -               -                -
      Financial futures
          transactions from
          investments in Core
          Portfolios..........            26,759               -         (10,654)              -                -
                                ----------------   -------------   -------------   -------------   -----------------
    Net Change in Unrealized
        Appreciation
        (Depreciation) on
        Investments...........       (32,026,229)     43,771,550       1,183,234      (3,550,477)     (18,692,919)
                                ----------------   -------------   -------------   -------------   -----------------
 NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON
     INVESTMENTS..............       (22,910,726)     49,716,214      (2,550,590)    (27,266,552)     (47,189,236)
                                ----------------   -------------   -------------   -------------   -----------------
 INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS...............    $  (23,092,693)  $  48,996,876    $ (2,553,248)   $(27,297,913)    $(47,739,815)
                                ----------------   -------------   -------------   -------------   -----------------
                                ----------------   -------------   -------------   -------------   -----------------


                                      SMALL
                                     COMPANY
                                     GROWTH           INTERNATIONAL
                                      FUND                FUND
                                -----------------   -----------------
INVESTMENT INCOME
 Interest income..............    $       793,592     $   1,032,222
 Dividend income..............          1,184,641         1,829,504
 Securities lending income
     (Notes 2 and 5)..........                  -            60,671
 Net expenses from Core
     Portfolios (Note 1)......         (2,973,361)         (917,608)
                                -----------------   -----------------
 TOTAL INVESTMENT INCOME......           (995,128)        2,004,789
                                -----------------   -----------------
EXPENSES
 Advisory (Note 3)............                  -           336,382
 Management and Administration
     (Note 3).................            152,086           470,933
 Transfer agent (Note 3)
  A Shares....................                  -             4,037
  B Shares....................                  -             2,565
  C Shares....................                  -                 -
  I Shares....................            760,429           329,780
 Custody (Note 3).............                  -                 -
 Accounting (Note 3)..........              6,000            18,000
 Legal (Note 3)...............              6,706             2,804
 Registration.................             11,842            16,455
 Audit........................              2,950             2,950
 Trustees.....................              5,089             2,109
 Distribution fees (Note 3)
  A Shares....................                  -                 -
  B Shares....................                  -            10,260
  C Shares....................                  -                 -
 Amortization of organization
     costs (Note 2)...........              5,960             5,960
 Miscellaneous................              2,559             1,597
                                -----------------   -----------------
 TOTAL EXPENSES...............            953,621         1,203,832
  Fees waived and expenses
      reimbursed (Note 3).....           (124,026)          (99,820)
                                -----------------   -----------------
 NET EXPENSES.................            829,595         1,104,012
                                -----------------   -----------------
 NET INVESTMENT INCOME
     (LOSS)...................         (1,824,723)          900,777
                                -----------------   -----------------
 NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON
     INVESTMENTS
    Net Realized Gain (Loss)
        on
      Securities..............                  -                 -
      Investments in Core
          Portfolios (Note
          1)..................        (87,570,314)        7,324,225
      Foreign currency
          transactions from
          investments in Core
          Portfolios..........                  -          (276,945)
      Financial futures
          transactions........                  -                 -
      Financial futures
          transactions from
          investments in Core
          Portfolios..........                  -                 -
                                -----------------   -----------------
    Net Realized Gain (Loss)
        on Investments........        (87,570,314)        7,047,280
                                -----------------   -----------------
    Net Change in Unrealized
        Appreciation
        (Depreciation) on
      Securities..............                  -                 -
      Investments in Core
          Portfolios (Note
          1)..................        (32,321,281)      (27,406,702)
      Foreign currency
          transactions from
          investments in Core
          Portfolios..........                  -            86,734
      Financial futures
          transactions from
          investments in Core
          Portfolios..........                  -                 -
                                -----------------   -----------------
    Net Change in Unrealized
        Appreciation
        (Depreciation) on
        Investments...........        (32,321,281)      (27,319,968)
                                -----------------   -----------------
 NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON
     INVESTMENTS..............       (119,891,595)      (20,272,688)
                                -----------------   -----------------
 INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS...............    $  (121,716,318)    $ (19,371,911)
                                -----------------   -----------------
                                -----------------   -----------------

                                                                 [LOGO]

 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

                                              LIMITED TERM   INTERMEDIATE
                                  STABLE       GOVERNMENT     GOVERNMENT     DIVERSIFIED                  TOTAL RETURN
                                  INCOME         INCOME         INCOME          BOND          INCOME          BOND
                                   FUND           FUND           FUND           FUND           FUND           FUND
                               -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS - MAY 31, 1997..... $ 124,537,806  $          -   $393,286,171   $ 162,309,773  $ 266,697,641  $130,775,974
                               -------------  -------------  -------------  -------------  -------------  -------------
OPERATIONS
 Net investment income
     (loss)...................     7,703,069     2,472,405     25,236,285       9,014,241     17,724,169     7,844,196
 Net realized gain (loss) on
     investments sold.........       180,042       382,561        590,854       3,385,362      5,713,653     3,752,024
 Net change in unrealized
     appreciation
     (depreciation) on
     investments..............       280,340       426,595     12,638,932       5,676,343      8,900,463       120,524
                               -------------  -------------  -------------  -------------  -------------  -------------
 Net increase (decrease) in
     net assets resulting from
     operations...............     8,163,451     3,281,561     38,466,071      18,075,946     32,338,285    11,716,744
                               -------------  -------------  -------------  -------------  -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income
  A Shares....................      (506,395)            -       (728,517)              -       (363,744)     (192,400)
  B Shares....................       (68,901)            -       (425,732)              -       (219,574)     (131,933)
  I Shares....................    (6,890,484)   (2,472,405)   (23,651,745)    (10,590,089)   (17,140,851)   (7,519,863)
 Net realized gain on
     investments
  A Shares....................             -             -              -               -              -       (14,547)
  B Shares....................             -             -              -               -              -       (12,417)
  I Shares....................             -       (51,848)             -        (174,937)             -      (677,747)
 Return of Capital
  A Shares....................             -             -              -               -              -             -
  B Shares....................             -             -              -               -              -             -
  I Shares....................             -             -              -               -              -             -
                               -------------  -------------  -------------  -------------  -------------  -------------
 Total distributions to
     shareholders.............    (7,465,780)   (2,524,253)   (24,805,994)    (10,765,026)   (17,724,169)   (8,548,907)
                               -------------  -------------  -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE TRANSACTIONS
    (1).......................    29,356,933    65,355,253     16,001,507     (34,789,919)    21,769,987   (19,182,003)
                               -------------  -------------  -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................    30,054,604    66,112,561     29,661,584     (27,478,999)    36,384,103   (16,014,166)
                               -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS - MAY 31, 1998 -
    (INCLUDING LINE (a))......   154,592,410    66,112,561    422,947,755     134,830,774    303,081,744   114,761,808
                               -------------  -------------  -------------  -------------  -------------  -------------
OPERATIONS:
 Net investment income
     (loss)...................     4,393,064     2,049,031     12,665,304       4,026,498      9,777,500     3,273,991
 Net realized gain (loss) on
     investments sold.........       (31,731)       19,348      8,411,614       1,101,205      4,688,994       (48,574)
 Net change in unrealized
     appreciation
     (depreciation) on
     investments..............       752,535     1,114,516      4,840,002       2,920,374      3,059,969     1,606,590
                               -------------  -------------  -------------  -------------  -------------  -------------
 Net increase (decrease) in
     net assets resulting from
     operations...............     5,113,868     3,182,895     25,916,920       8,048,077     17,526,463     4,832,007
                               -------------  -------------  -------------  -------------  -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income
  A Shares....................      (225,093)            -       (462,172)              -       (261,649)      (75,238)
  B Shares....................       (40,149)            -       (217,251)              -       (148,492)      (73,756)
  C Shares....................             -             -              -               -              -             -
  I Shares....................    (4,174,527)   (2,049,031)   (11,963,017)              -     (9,367,359)   (3,124,997)
 Net realized gain on
     investments
  A Shares....................             -             -              -               -              -             -
  B Shares....................             -             -              -               -              -             -
  C Shares....................             -             -              -               -              -             -
  I Shares....................             -             -              -               -              -             -
                               -------------  -------------  -------------  -------------  -------------  -------------
 Total distributions to
     shareholders.............    (4,439,769)   (2,049,031)   (12,642,440)              -     (9,777,500)   (3,273,991)
                               -------------  -------------  -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE TRANSACTIONS
    (1).......................    25,320,662     8,254,117     15,190,398      10,250,778     47,743,257    (8,071,863)
                               -------------  -------------  -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................    25,994,761     9,387,981     28,464,878      18,298,855     55,492,220    (6,513,847)
                               -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS - NOVEMBER 30, 1998
    - (INCLUDING LINE (b)).... $ 180,587,171  $ 75,500,542   $451,412,633   $ 153,129,629  $ 358,573,964  $108,247,961
                               -------------  -------------  -------------  -------------  -------------  -------------
                               -------------  -------------  -------------  -------------  -------------  -------------
(a) Undistributed
    (distributions in excess
    of) net investment income,
    May 31, 1998.............. $     201,603  $          -   $    436,911   $   4,469,507  $      14,155  $    (15,111)
                               -------------  -------------  -------------  -------------  -------------  -------------
                               -------------  -------------  -------------  -------------  -------------  -------------
(b) Undistributed
    (distributions in excess
    of) net investment income,
    November 30, 1998......... $     154,898  $          -   $    459,775   $   8,496,005  $      14,155  $    (15,111)
                               -------------  -------------  -------------  -------------  -------------  -------------
                               -------------  -------------  -------------  -------------  -------------  -------------
(c) Beginning of period.......   Jun 1, 1997   Oct 1, 1997    Jun 1, 1997     Jun 1, 1997    Jun 1, 1997   Jun 1, 1997

------------------------------
(1) For details on capital share transactions, see Statements of Changes in Net Assets--Capital Stock Activity immediately following
Statements of Changes in Net Assets.

See Notes to Financial Statements

                                                                 [LOGO]

                                    FOR THE YEAR OR PERIOD ENDED MAY 31, 1998(c)
                                          AND SIX MONTHS ENDED NOVEMBER 30, 1998
--------------------------------------------------------------------------------

                                                                                             MINNESOTA
                                 STRATEGIC    LIMITED TERM     TAX-FREE       COLORADO     INTERMEDIATE     MINNESOTA
                                  INCOME        TAX-FREE        INCOME        TAX-FREE       TAX-FREE       TAX-FREE
                                   FUND           FUND           FUND           FUND           FUND           FUND
                               -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS - MAY 31, 1997..... $ 128,776,505  $ 40,990,123   $ 296,406,673  $  60,940,499  $          -   $  48,002,309
                               -------------  -------------  -------------  -------------  -------------  -------------
OPERATIONS
 Net investment income
     (loss)...................     8,023,294     2,169,354      15,876,439      3,267,484     7,005,118       2,779,840
 Net realized gain (loss) on
     investments sold.........     4,184,600       (40,641)      5,515,394        477,006       329,218         348,871
 Net change in unrealized
     appreciation
     (depreciation) on
     investments..............    10,832,943       949,055       8,997,364      2,416,938    11,276,962       2,099,959
                               -------------  -------------  -------------  -------------  -------------  -------------
 Net increase (decrease) in
     net assets resulting from
     operations...............    23,040,837     3,077,768      30,389,197      6,161,428    18,611,298       5,228,670
                               -------------  -------------  -------------  -------------  -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income
  A Shares....................             -             -      (1,575,363)    (1,535,133)            -      (1,457,615)
  B Shares....................             -             -        (392,899)      (335,170)            -        (550,306)
  I Shares....................    (6,121,616)   (2,169,354)    (13,908,177)    (1,397,181)   (7,005,118)       (771,919)
 Net realized gain on
     investments
  A Shares....................             -             -               -              -             -               -
  B Shares....................             -             -               -              -             -               -
  I Shares....................    (4,067,109)      (49,319)              -              -       (90,488)              -
 Return of Capital
  A Shares....................             -             -               -              -             -               -
  B Shares....................             -             -               -              -             -               -
  I Shares....................             -             -               -              -             -               -
                               -------------  -------------  -------------  -------------  -------------  -------------
 Total distributions to
     shareholders.............   (10,188,725)   (2,218,673)    (15,876,439)    (3,267,484)   (7,095,606)     (2,779,840)
                               -------------  -------------  -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE TRANSACTIONS
    (1).......................    93,625,220    12,753,190      22,005,402     11,917,170   198,169,405      20,430,717
                               -------------  -------------  -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................   106,477,332    13,612,285      36,518,160     14,811,114   209,685,097      22,879,547
                               -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS - MAY 31, 1998 -
    (INCLUDING LINE (a))......   235,253,837    54,602,408     332,924,833     75,751,613   209,685,097      70,881,856
                               -------------  -------------  -------------  -------------  -------------  -------------
OPERATIONS:
 Net investment income
     (loss)...................     5,218,787     1,299,346       8,488,036      1,910,182     5,160,338       1,675,925
 Net realized gain (loss) on
     investments sold.........     1,289,311        77,089       3,032,246        752,917       290,254         291,797
 Net change in unrealized
     appreciation
     (depreciation) on
     investments..............     6,152,893       365,931       2,415,004        308,961     1,390,644         600,218
                               -------------  -------------  -------------  -------------  -------------  -------------
 Net increase (decrease) in
     net assets resulting from
     operations...............    12,660,991     1,742,366      13,935,286      2,972,060     6,841,236       2,567,940
                               -------------  -------------  -------------  -------------  -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income
  A Shares....................             -             -      (1,001,384)      (880,468)            -        (821,234)
  B Shares....................             -             -        (244,967)      (185,135)            -        (356,704)
  C Shares....................             -             -               -              -             -               -
  I Shares....................             -    (1,299,346)     (7,241,685)      (844,579)   (5,160,338)       (499,288)
 Net realized gain on
     investments
  A Shares....................             -             -               -              -             -               -
  B Shares....................             -             -               -              -             -               -
  C Shares....................             -             -               -              -             -               -
  I Shares....................             -             -               -              -             -               -
                               -------------  -------------  -------------  -------------  -------------  -------------
 Total distributions to
     shareholders.............             -    (1,299,346)     (8,488,036)    (1,910,182)   (5,160,338)     (1,677,226)
                               -------------  -------------  -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE TRANSACTIONS
    (1).......................     6,863,474     9,979,651      30,422,625     12,620,755     6,658,895       5,455,714
                               -------------  -------------  -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................    19,524,465    10,422,671      35,869,875     13,682,633     8,339,793       6,346,428
                               -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS - NOVEMBER 30, 1998
    - (INCLUDING LINE (b)).... $ 254,778,302  $ 65,025,079   $ 368,794,708  $  89,434,246  $218,024,890   $  77,228,284
                               -------------  -------------  -------------  -------------  -------------  -------------
                               -------------  -------------  -------------  -------------  -------------  -------------
(a) Undistributed
    (distributions in excess
    of) net investment income,
    May 31, 1998.............. $   5,557,090  $          -   $    (509,881) $           -  $          -   $     (41,761)
                               -------------  -------------  -------------  -------------  -------------  -------------
                               -------------  -------------  -------------  -------------  -------------  -------------
(b) Undistributed
    (distributions in excess
    of) net investment income,
    November 30, 1998......... $  10,775,877  $          -   $    (509,881) $           -  $          -   $     (43,062)
                               -------------  -------------  -------------  -------------  -------------  -------------
                               -------------  -------------  -------------  -------------  -------------  -------------
(c) Beginning of period.......   Jun 1, 1997   Jun 1, 1997     Jun 1, 1997    Jun 1, 1997   Oct 1, 1997     Jun 1, 1997

                                  MODERATE        GROWTH
                                  BALANCED       BALANCED
                                    FUND           FUND
                                -------------  -------------
NET ASSETS - MAY 31, 1997.....  $ 418,680,237  $ 503,381,834
                                -------------  -------------
OPERATIONS
 Net investment income
     (loss)...................     15,432,913     13,920,148
 Net realized gain (loss) on
     investments sold.........     17,195,477     28,958,690
 Net change in unrealized
     appreciation
     (depreciation) on
     investments..............     34,970,001     67,300,551
                                -------------  -------------
 Net increase (decrease) in
     net assets resulting from
     operations...............     67,598,391    110,179,389
                                -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income
  A Shares....................              -              -
  B Shares....................              -              -
  I Shares....................    (16,103,820)   (13,409,934)
 Net realized gain on
     investments
  A Shares....................              -              -
  B Shares....................              -              -
  I Shares....................    (22,560,420)   (25,716,573)
 Return of Capital
  A Shares....................              -              -
  B Shares....................              -              -
  I Shares....................              -              -
                                -------------  -------------
 Total distributions to
     shareholders.............    (38,664,240)   (39,126,507)
                                -------------  -------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE TRANSACTIONS
    (1).......................     16,769,347     91,323,239
                                -------------  -------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................     45,703,498    162,376,121
                                -------------  -------------
NET ASSETS - MAY 31, 1998 -
    (INCLUDING LINE (a))......    464,383,735    665,757,955
                                -------------  -------------
OPERATIONS:
 Net investment income
     (loss)...................      7,826,016      7,423,027
 Net realized gain (loss) on
     investments sold.........      4,439,240      5,464,265
 Net change in unrealized
     appreciation
     (depreciation) on
     investments..............     15,169,571     34,793,544
                                -------------  -------------
 Net increase (decrease) in
     net assets resulting from
     operations...............     27,434,827     47,680,836
                                -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income
  A Shares....................              -              -
  B Shares....................              -              -
  C Shares....................              -              -
  I Shares....................              -              -
 Net realized gain on
     investments
  A Shares....................              -              -
  B Shares....................              -              -
  C Shares....................              -              -
  I Shares....................              -              -
                                -------------  -------------
 Total distributions to
     shareholders.............              -              -
                                -------------  -------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE TRANSACTIONS
    (1).......................      1,740,996     26,531,200
                                -------------  -------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................     29,175,823     74,212,036
                                -------------  -------------
NET ASSETS - NOVEMBER 30, 1998
    - (INCLUDING LINE (b))....  $ 493,559,558  $ 739,969,991
                                -------------  -------------
                                -------------  -------------
(a) Undistributed
    (distributions in excess
    of) net investment income,
    May 31, 1998..............  $   9,151,144  $   7,652,666
                                -------------  -------------
                                -------------  -------------
(b) Undistributed
    (distributions in excess
    of) net investment income,
    November 30, 1998.........  $  16,977,160  $  15,075,693
                                -------------  -------------
                                -------------  -------------
(c) Beginning of period.......    Jun 1, 1997    Jun 1, 1997

------------------------------
(1) For details on capital share transactions, see Statements of Changes in Net Assets--Capital Stock Activity immediately following
Statements of Changes in Net Assets.

                                                                 [LOGO]

 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                AGGRESSIVE
                                BALANCED-                        INCOME         VALUGROWTH      DIVERSIFIED
                                  EQUITY         INDEX           EQUITY           STOCK           EQUITY
                                   FUND           FUND            FUND             FUND            FUND
                               ------------  --------------  ---------------  --------------  ---------------
NET ASSETS - MAY 31, 1997..... $          -  $  513,133,896  $   502,531,239  $  205,625,200  $ 1,271,706,512
                               ------------  --------------  ---------------  --------------  ---------------
OPERATIONS
 Net investment income
     (loss)...................       38,274       9,345,367       14,251,745       2,767,779        8,475,282
 Net realized gain (loss) on
     investments sold.........      (12,436)     16,642,265       12,683,426     102,163,282       90,735,628
 Net change in unrealized
     appreciation
     (depreciation) on
     investments..............      363,399     127,124,443      217,868,488     (16,652,982)     236,638,160
                               ------------  --------------  ---------------  --------------  ---------------
 Net increase (decrease) in
     net assets resulting from
     operations...............      389,237     153,112,075      244,803,659      88,278,079      335,849,070
                               ------------  --------------  ---------------  --------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income
  A Shares....................            -               -         (804,582)       (148,126)        (276,764)
  B Shares....................            -               -         (283,201)         (9,192)        (113,973)
  I Shares....................       (1,203)     (9,056,077)     (11,749,514)     (3,083,321)      (9,474,703)
 Net realized gain on
     investments
  A Shares....................            -               -       (1,048,454)     (2,872,556)      (2,253,590)
  B Shares....................            -               -         (850,000)     (1,010,191)      (3,232,355)
  I Shares....................            -     (48,844,415)     (13,660,767)    (49,504,124)     (78,384,186)
 Return of Capital
  A Shares....................            -               -                -               -                -
  B Shares....................            -               -                -               -                -
  I Shares....................            -               -                -               -                -
                               ------------  --------------  ---------------  --------------  ---------------
 Total distributions to
     shareholders.............       (1,203)    (57,900,492)     (28,396,518)    (56,627,510)     (93,735,571)
                               ------------  --------------  ---------------  --------------  ---------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE TRANSACTIONS
    (1).......................    8,483,835     175,859,934      637,975,931     408,494,094      144,420,420
                               ------------  --------------  ---------------  --------------  ---------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................    8,871,869     271,071,517      854,383,072     440,144,663      386,533,919
                               ------------  --------------  ---------------  --------------  ---------------
NET ASSETS - MAY 31, 1998 -
    (INCLUDING LINE (a))......    8,871,869     784,205,413    1,356,914,311     645,769,863    1,658,240,431
                               ------------  --------------  ---------------  --------------  ---------------
OPERATIONS:
 Net investment income
     (loss)...................       78,666       5,474,272        8,865,137       1,206,459        3,945,569
 Net realized gain (loss) on
     investments sold.........     (649,009)      4,661,150        4,427,930       9,549,131       11,503,987
 Net change in unrealized
     appreciation
     (depreciation) on
     investments..............    1,452,734      48,854,416       21,797,589     (37,836,283)      20,437,158
                               ------------  --------------  ---------------  --------------  ---------------
 Net increase (decrease) in
     net assets resulting from
     operations...............      882,391      58,989,838       35,090,656     (27,080,693)      35,886,714
                               ------------  --------------  ---------------  --------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income
  A Shares....................            -               -         (509,073)        (70,083)               -
  B Shares....................            -               -         (216,106)              -                -
  C Shares....................            -               -                -               -                -
  I Shares....................            -               -       (7,862,043)     (1,540,468)               -
 Net realized gain on
     investments
  A Shares....................            -               -         (222,548)              -                -
  B Shares....................            -               -         (211,588)              -                -
  C Shares....................            -               -                -               -                -
  I Shares....................            -               -       (3,336,173)              -                -
                               ------------  --------------  ---------------  --------------  ---------------
 Total distributions to
     shareholders.............            -               -      (12,357,531)     (1,610,551)               -
                               ------------  --------------  ---------------  --------------  ---------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE TRANSACTIONS
    (1).......................    5,047,837      67,096,083      125,893,027    (158,157,030)     (55,272,470)
                               ------------  --------------  ---------------  --------------  ---------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................    5,930,228     126,085,921      148,626,152    (186,848,274)     (19,385,756)
                               ------------  --------------  ---------------  --------------  ---------------
NET ASSETS - NOVEMBER 30, 1998
    - (INCLUDING LINE (b)).... $ 14,802,097  $  910,291,334  $ 1,505,540,463  $  458,921,589  $ 1,638,854,675
                               ------------  --------------  ---------------  --------------  ---------------
                               ------------  --------------  ---------------  --------------  ---------------
(a) Undistributed
    (distributions in excess
    of) net investment income,
    May 31, 1998.............. $     35,981  $    5,167,381  $     3,083,891  $      288,928  $     6,542,972
                               ------------  --------------  ---------------  --------------  ---------------
                               ------------  --------------  ---------------  --------------  ---------------
(b) Undistributed
    (distributions in excess
    of) net investment income,
    November 30, 1998......... $    114,647  $   10,641,653  $     3,361,806  $     (115,164) $    10,488,541
                               ------------  --------------  ---------------  --------------  ---------------
                               ------------  --------------  ---------------  --------------  ---------------
(c) Beginning of period.......  Dec 2, 1997     Jun 1, 1997      Jun 1, 1997     Jun 1, 1997      Jun 1, 1997

------------------------------
(1) For details on capital share transactions, see Statements of Changes in Net Assets--Capital Stock Activity immediately following
Statements of Changes in Net Assets.

See Notes to Financial Statements

                                                                 [LOGO]

                                    FOR THE YEAR OR PERIOD ENDED MAY 31, 1998(c)
                                          AND SIX MONTHS ENDED NOVEMBER 30, 1998
--------------------------------------------------------------------------------

                                                    LARGE                         SMALL           SMALL          SMALL
                                   GROWTH          COMPANY      DIVERSIFIED      COMPANY           CAP          COMPANY
                                   EQUITY          GROWTH        SMALL CAP        STOCK       OPPORTUNITIES      GROWTH
                                    FUND            FUND           FUND            FUND           FUND            FUND
                               ---------------  -------------  -------------  --------------  -------------  --------------
NET ASSETS - MAY 31, 1997..... $   918,279,219  $ 131,768,093  $          -   $  174,475,904  $ 77,854,351   $  447,580,223
                               ---------------  -------------  -------------  --------------  -------------  --------------
OPERATIONS
 Net investment income
     (loss)...................      (1,202,479)      (644,393)       (5,731)      (1,023,115)     (791,599)      (5,057,058)
 Net realized gain (loss) on
     investments sold.........     124,921,732     13,678,786       (98,200)      34,416,452     4,160,372      119,313,461
 Net change in unrealized
     appreciation
     (depreciation) on
     investments..............      79,116,165     33,488,238      (189,624)     (23,455,025)   23,475,868      (11,277,547)
                               ---------------  -------------  -------------  --------------  -------------  --------------
 Net increase (decrease) in
     net assets resulting from
     operations...............     202,835,418     46,522,631      (293,555)       9,938,312    26,844,641      102,978,856
                               ---------------  -------------  -------------  --------------  -------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income
  A Shares....................         (21,720)             -             -                -             -                -
  B Shares....................               -              -             -                -             -                -
  I Shares....................      (1,101,414)             -             -                -             -                -
 Net realized gain on
     investments
  A Shares....................      (1,880,012)             -             -       (1,666,653)      (76,723)               -
  B Shares....................      (1,221,598)             -             -       (1,144,041)      (45,659)               -
  I Shares....................     (95,402,591)   (12,167,899)            -      (38,640,779)   (4,293,143)     (76,030,715)
 Return of Capital
  A Shares....................               -              -             -          (42,048)            -                -
  B Shares....................               -              -             -          (29,123)            -                -
  I Shares....................               -              -             -       (1,000,911)            -                -
                               ---------------  -------------  -------------  --------------  -------------  --------------
 Total distributions to
     shareholders.............     (99,627,335)   (12,167,899)            -      (42,523,555)   (4,415,525)     (76,030,715)
                               ---------------  -------------  -------------  --------------  -------------  --------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE TRANSACTIONS
    (1).......................      49,945,698     66,376,400    12,844,720      (14,953,535)  197,553,437      273,741,025
                               ---------------  -------------  -------------  --------------  -------------  --------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................     153,153,781    100,731,132    12,551,165      (47,538,778)  219,982,553      300,689,166
                               ---------------  -------------  -------------  --------------  -------------  --------------
NET ASSETS - MAY 31, 1998 -
    (INCLUDING LINE (a))......   1,071,433,000    232,499,225    12,551,165      126,937,126   297,836,904      748,269,389
                               ---------------  -------------  -------------  --------------  -------------  --------------
OPERATIONS:
 Net investment income
     (loss)...................        (181,967)      (719,338)       (2,658)         (31,361)     (550,579)      (1,824,723)
 Net realized gain (loss) on
     investments sold.........       9,115,503      5,944,664    (3,733,824)     (23,716,075)  (28,496,317)     (87,570,314)
 Net change in unrealized
     appreciation
     (depreciation) on
     investments..............     (32,026,229)    43,771,550     1,183,234       (3,550,477)  (18,692,919)     (32,321,281)
                               ---------------  -------------  -------------  --------------  -------------  --------------
 Net increase (decrease) in
     net assets resulting from
     operations...............     (23,092,693)    48,996,876    (2,553,248)     (27,297,913)  (47,739,815)    (121,716,318)
                               ---------------  -------------  -------------  --------------  -------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income
  A Shares....................               -              -             -                -             -                -
  B Shares....................               -              -             -                -             -                -
  C Shares....................               -              -             -                -             -                -
  I Shares....................               -              -             -                -             -                -
 Net realized gain on
     investments
  A Shares....................               -              -             -                -             -                -
  B Shares....................               -              -             -                -             -                -
  C Shares....................               -              -             -                -             -                -
  I Shares....................               -              -             -                -             -                -
                               ---------------  -------------  -------------  --------------  -------------  --------------
 Total distributions to
     shareholders.............               -              -             -                -             -                -
                               ---------------  -------------  -------------  --------------  -------------  --------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE TRANSACTIONS
    (1).......................     (88,752,111)    82,545,622    26,893,619      (31,310,868)    5,475,327      (41,243,989)
                               ---------------  -------------  -------------  --------------  -------------  --------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................    (111,844,804)   131,542,498    24,340,371      (58,608,781)  (42,264,488)    (162,960,307)
                               ---------------  -------------  -------------  --------------  -------------  --------------
NET ASSETS - NOVEMBER 30, 1998
    - (INCLUDING LINE (b)).... $   959,588,196  $ 364,041,723  $ 36,891,536   $   68,328,345  $255,572,416   $  585,309,082
                               ---------------  -------------  -------------  --------------  -------------  --------------
                               ---------------  -------------  -------------  --------------  -------------  --------------
(a) Undistributed
    (distributions in excess
    of) net investment income,
    May 31, 1998.............. $       188,975  $           -  $     (2,549)  $            -  $          -   $            -
                               ---------------  -------------  -------------  --------------  -------------  --------------
                               ---------------  -------------  -------------  --------------  -------------  --------------
(b) Undistributed
    (distributions in excess
    of) net investment income,
    November 30, 1998......... $         7,008  $    (719,338) $       (109)  $      (31,361) $   (550,579)  $   (1,824,723)
                               ---------------  -------------  -------------  --------------  -------------  --------------
                               ---------------  -------------  -------------  --------------  -------------  --------------
(c) Beginning of period.......     Jun 1, 1997    Jun 1, 1997  Dec 31, 1997      Jun 1, 1997   Jun 1, 1997      Jun 1, 1997

                                INTERNATIONAL
                                    FUND
                                -------------
NET ASSETS - MAY 31, 1997.....  $232,459,312
                                -------------
OPERATIONS
 Net investment income
     (loss)...................     1,122,442
 Net realized gain (loss) on
     investments sold.........     4,029,919
 Net change in unrealized
     appreciation
     (depreciation) on
     investments..............    21,976,707
                                -------------
 Net increase (decrease) in
     net assets resulting from
     operations...............    27,129,068
                                -------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income
  A Shares....................       (29,002)
  B Shares....................        (6,111)
  I Shares....................    (2,248,551)
 Net realized gain on
     investments
  A Shares....................             -
  B Shares....................             -
  I Shares....................             -
 Return of Capital
  A Shares....................             -
  B Shares....................             -
  I Shares....................             -
                                -------------
 Total distributions to
     shareholders.............    (2,283,664)
                                -------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE TRANSACTIONS
    (1).......................    27,949,215
                                -------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................    52,794,619
                                -------------
NET ASSETS - MAY 31, 1998 -
    (INCLUDING LINE (a))......   285,253,931
                                -------------
OPERATIONS:
 Net investment income
     (loss)...................       900,777
 Net realized gain (loss) on
     investments sold.........     7,047,280
 Net change in unrealized
     appreciation
     (depreciation) on
     investments..............   (27,319,968)
                                -------------
 Net increase (decrease) in
     net assets resulting from
     operations...............   (19,371,911)
                                -------------
DISTRIBUTIONS TO SHAREHOLDERS
    FROM
 Net investment income
  A Shares....................             -
  B Shares....................             -
  C Shares....................             -
  I Shares....................             -
 Net realized gain on
     investments
  A Shares....................       (25,419)
  B Shares....................       (16,196)
  C Shares....................             -
  I Shares....................    (2,123,606)
                                -------------
 Total distributions to
     shareholders.............    (2,165,221)
                                -------------
NET INCREASE (DECREASE) FROM
    CAPITAL SHARE TRANSACTIONS
    (1).......................     3,616,035
                                -------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................   (17,921,097)
                                -------------
NET ASSETS - NOVEMBER 30, 1998
    - (INCLUDING LINE (b))....  $267,332,834
                                -------------
                                -------------
(a) Undistributed
    (distributions in excess
    of) net investment income,
    May 31, 1998..............  $  1,993,474
                                -------------
                                -------------
(b) Undistributed
    (distributions in excess
    of) net investment income,
    November 30, 1998.........  $  2,894,251
                                -------------
                                -------------
(c) Beginning of period.......   Jun 1, 1997

------------------------------
(1) For details on capital share transactions, see Statements of Changes in Net Assets--Capital Stock Activity immediately following
Statements of Changes in Net Assets.

                                                                 [LOGO]

 STATEMENTS OF CHANGES IN NET ASSETS -- CAPITAL STOCK ACTIVITY (UNAUDITED)
--------------------------------------------------------------------------------

                                                LIMITED TERM    INTERMEDIATE
                                   STABLE        GOVERNMENT      GOVERNMENT     DIVERSIFIED                   TOTAL RETURN
                                   INCOME          INCOME          INCOME           BOND          INCOME          BOND
                                    FUND          FUND(a)           FUND            FUND           FUND           FUND
                               --------------  --------------  --------------  --------------  -------------  -------------
        DOLLAR AMOUNTS
PERIOD ENDED MAY 31, 1998 (a)
SALE OF SHARES
  A shares.................... $   29,800,927  $           -   $   4,221,460   $            -  $   3,728,447  $  1,926,421
  B shares....................      1,235,385              -       1,494,445                -      1,708,790       577,233
  I shares....................     81,486,735     74,575,367     309,607,835       59,376,015    193,004,368    26,212,554
SHARES ISSUED IN CONVERSION
    (NOTE 7)
  I shares....................              -     61,995,790               -                -              -             -
REINVESTMENT OF DISTRIBUTIONS
  A shares....................        210,983              -         533,971                -        296,527       202,458
  B shares....................         58,778              -         302,863                -        181,100       122,628
  I shares....................      5,750,754         80,008       2,504,469       10,469,707        501,723       756,511
REDEMPTION OF SHARES
  A shares....................    (33,964,911)             -      (3,988,483)               -     (1,801,850)   (2,266,442)
  B shares....................       (539,946)             -      (2,847,150)               -       (582,886)     (360,395)
  I shares....................    (54,681,772)   (71,295,912)   (295,827,903)    (104,635,641)  (175,266,232)  (46,352,971)
                               --------------  --------------  --------------  --------------  -------------  -------------
NET INCREASE (DECREASE) IN
    SHARES OUTSTANDING........ $   29,356,933  $  65,355,253   $  16,001,507   $  (34,789,919) $  21,769,987  $(19,182,003)
                               --------------  --------------  --------------  --------------  -------------  -------------
                               --------------  --------------  --------------  --------------  -------------  -------------
SIX MONTHS ENDED NOVEMBER 30,
    1998
SALE OF SHARES
  A shares.................... $   28,589,085  $           -   $   5,916,719   $            -  $   3,709,396  $    574,317
  B shares....................        756,467              -         975,822                -      1,857,659       813,784
  C shares....................              -              -               -                -              -             -
  I shares....................     54,676,966     13,416,386      44,575,357       37,765,944     42,158,059     8,512,977
SHARES ISSUED IN CONVERSION
    (NOTE 7)
  I shares....................              -              -               -                -     20,822,516             -
REINVESTMENT OF DISTRIBUTIONS
  A shares....................        114,929              -         307,597                -        202,740        72,846
  B shares....................         35,292              -         152,022                -        122,350        62,840
  C shares....................              -              -               -                -              -             -
  I shares....................      3,476,506         46,892       1,460,851                -        538,203       374,760
REDEMPTION OF SHARES
  A shares....................    (27,535,978)             -      (4,019,890)               -     (1,497,335)   (2,177,770)
  B shares....................       (543,122)             -        (646,664)               -       (377,392)     (240,565)
  C shares....................              -              -               -                -              -             -
  I shares....................    (34,249,483)    (5,209,161)    (33,531,416)     (27,515,166)   (19,792,939)  (16,065,052)
                               --------------  --------------  --------------  --------------  -------------  -------------
NET INCREASE (DECREASE) IN
    SHARES OUTSTANDING........ $   25,320,662  $   8,254,117   $  15,190,398   $   10,250,778  $  47,743,257  $ (8,071,863)
                               --------------  --------------  --------------  --------------  -------------  -------------
                               --------------  --------------  --------------  --------------  -------------  -------------
        SHARE ACTIVITY
PERIOD ENDED MAY 31, 1998 (a)
SALE OF SHARES
  A shares....................      2,883,671              -         383,818                -        384,279       201,230
  B shares....................        120,284              -         138,949                -        176,755        60,044
  I shares....................      7,944,101      7,587,313      27,888,520        2,226,929     20,150,168     2,733,673
SHARES ISSUED IN CONVERSION
    (NOTE 7)
  I shares....................              -      6,348,564               -                -              -             -
REINVESTMENT OF DISTRIBUTIONS
  A shares....................         18,447              -          47,920                -         30,693        21,103
  B shares....................          5,242              -          27,197                -         18,772        12,755
  I shares....................        505,180          8,099         224,878          398,933         51,839        79,696
REDEMPTION OF SHARES
  A shares....................     (3,287,302)             -        (357,902)               -       (186,546)     (235,845)
  B shares....................        (52,325)             -        (256,081)               -        (60,281)      (37,561)
  I shares....................     (5,295,664)    (7,254,666)    (26,688,598)      (3,978,034)   (18,349,206)   (4,823,029)
                               --------------  --------------  --------------  --------------  -------------  -------------
NET INCREASE (DECREASE) IN
    SHARES OUTSTANDING........      2,841,634      6,689,310       1,408,701       (1,352,172)     2,216,473    (1,987,934)
                               --------------  --------------  --------------  --------------  -------------  -------------
                               --------------  --------------  --------------  --------------  -------------  -------------
SIX MONTHS ENDED NOVEMBER 30,
    1998
SALE OF SHARES
  A shares....................      2,762,448              -         533,216                -        384,829        64,886
  B shares....................         72,959              -          91,606                -        193,965        86,499
  C shares....................              -              -               -                -              -             -
  I shares....................      5,281,026      1,342,154       3,957,955        1,346,610      4,287,660       891,994
SHARES ISSUED IN CONVERSION
    (NOTE 7)
  I shares....................              -              -               -                -      2,096,930             -
REINVESTMENT OF DISTRIBUTIONS
  A shares....................         11,126              -          14,507                -         10,299         3,465
  B shares....................          3,419              -           6,739                -          5,977         3,213
  C shares....................              -              -               -                -              -             -
  I shares....................        336,595          3,150          64,215                -         26,151        19,663
REDEMPTION OF SHARES
  A shares....................     (2,658,726)             -        (349,157)               -       (150,126)     (224,075)
  B shares....................        (52,190)             -         (56,838)               -        (38,229)      (24,819)
  C shares....................              -              -               -                -              -             -
  I shares....................     (3,306,561)      (522,355)     (2,932,052)        (979,691)    (1,998,288)   (1,652,561)
                               --------------  --------------  --------------  --------------  -------------  -------------
NET INCREASE (DECREASE) IN
    SHARES OUTSTANDING........      2,450,096        822,949       1,330,191          366,919      4,819,168      (831,735)
                               --------------  --------------  --------------  --------------  -------------  -------------
                               --------------  --------------  --------------  --------------  -------------  -------------
(a) Beginning of period.......    Jun 1, 1997    Oct 1, 1997     Jun 1, 1997      Jun 1, 1997    Jun 1, 1997   Jun 1, 1997

See Notes to Financial Statements

                                                                 [LOGO]

                                    FOR THE YEAR OR PERIOD ENDED MAY 31, 1998(a)
                                          AND SIX MONTHS ENDED NOVEMBER 30, 1998
--------------------------------------------------------------------------------

                                                                                              MINNESOTA
                                 STRATEGIC    LIMITED TERM      TAX-FREE       COLORADO     INTERMEDIATE     MINNESOTA
                                  INCOME        TAX-FREE         INCOME        TAX-FREE       TAX-FREE        TAX-FREE
                                   FUND           FUND            FUND           FUND          FUND(a)          FUND
                               -------------  -------------  --------------  -------------  -------------  --------------
        DOLLAR AMOUNTS
PERIOD ENDED MAY 31, 1998 (a)
SALE OF SHARES
  A shares.................... $           -  $          -   $   10,396,839  $   7,477,552  $          -   $    8,705,064
  B shares....................             -             -        4,015,589      2,868,087             -        6,079,249
  I shares....................   145,673,252    57,459,796      207,775,946      8,617,144   229,127,100       11,447,292
SHARES ISSUED IN CONVERSION
    (NOTE 7)
  I shares....................             -             -                -              -   204,022,181                -
REINVESTMENT OF DISTRIBUTIONS
  A shares....................             -             -        1,248,714      1,197,281             -        1,064,641
  B shares....................             -             -          302,167        232,515             -          409,199
  I shares....................    10,107,735       274,112          724,544         34,709       186,581          244,073
REDEMPTION OF SHARES
  A shares....................             -             -       (7,217,647)    (3,579,424)            -       (3,166,663)
  B shares....................             -             -         (986,449)    (1,495,848)            -       (1,616,019)
  I shares....................   (62,155,767)  (44,980,718)    (194,254,301)    (3,434,846) (235,166,457)      (2,736,119)
                               -------------  -------------  --------------  -------------  -------------  --------------
NET INCREASE (DECREASE) IN
    SHARES OUTSTANDING........ $  93,625,220  $ 12,753,190   $   22,005,402  $  11,917,170  $198,169,405   $   20,430,717
                               -------------  -------------  --------------  -------------  -------------  --------------
                               -------------  -------------  --------------  -------------  -------------  --------------
SIX MONTHS ENDED NOVEMBER 30,
    1998
SALE OF SHARES
  A shares.................... $           -  $          -   $   15,777,145  $   4,924,952  $          -   $    4,009,601
  B shares....................             -             -        2,175,730        877,594             -        3,564,874
  C shares....................             -             -                -              -             -                -
  I shares....................    36,604,887    19,356,183       31,075,402      9,686,203    14,764,375        3,848,021
SHARES ISSUED IN CONVERSION
    (NOTE 7)
  I shares....................             -             -                -              -             -                -
REINVESTMENT OF DISTRIBUTIONS
  A shares....................             -             -          793,686        710,183             -          570,777
  B shares....................             -             -          183,232        126,696             -          257,010
  C shares....................             -             -                -              -             -                -
  I shares....................             -       205,462          667,130         34,319       158,331          144,890
REDEMPTION OF SHARES
  A shares....................             -             -       (3,431,235)      (998,857)            -       (2,871,907)
  B shares....................             -             -         (573,178)      (415,692)            -       (1,066,077)
  C shares....................             -             -                -              -             -                -
  I shares....................   (29,741,413)   (9,581,994)     (16,245,287)    (2,324,643)   (8,263,811)      (3,001,475)
                               -------------  -------------  --------------  -------------  -------------  --------------
NET INCREASE (DECREASE) IN
    SHARES OUTSTANDING........ $   6,863,474  $  9,979,651   $   30,422,625  $  12,620,755  $  6,658,895   $    5,455,714
                               -------------  -------------  --------------  -------------  -------------  --------------
                               -------------  -------------  --------------  -------------  -------------  --------------
        SHARE ACTIVITY
PERIOD ENDED MAY 31, 1998 (a)
SALE OF SHARES
  A shares....................             -             -          999,879        709,964             -          798,495
  B shares....................             -             -          386,728        270,553             -          555,223
  I shares....................     7,728,378     5,459,471       20,205,190        812,957    23,101,594        1,051,163
SHARES ISSUED IN CONVERSION
    (NOTE 7)
  I shares....................             -             -                -              -    21,500,494                -
REINVESTMENT OF DISTRIBUTIONS
  A shares....................             -             -          120,185        113,433             -           97,609
  B shares....................             -             -           29,057         21,971             -           37,450
  I shares....................       535,117        25,928           69,534          3,282        21,150           22,358
REDEMPTION OF SHARES
  A shares....................             -             -         (693,862)      (340,595)            -         (290,915)
  B shares....................             -             -          (94,437)      (142,636)            -         (147,723)
  I shares....................    (3,209,926)   (4,274,931)     (18,916,946)      (327,437)  (23,712,518)        (250,492)
                               -------------  -------------  --------------  -------------  -------------  --------------
NET INCREASE (DECREASE) IN
    SHARES OUTSTANDING........     5,053,569     1,210,468        2,105,328      1,121,492    20,910,720        1,873,168
                               -------------  -------------  --------------  -------------  -------------  --------------
                               -------------  -------------  --------------  -------------  -------------  --------------
SIX MONTHS ENDED NOVEMBER 30,
    1998
SALE OF SHARES
  A shares....................             -             -        1,518,789        491,591             -          387,891
  B shares....................             -             -          213,205         87,013             -          332,125
  C shares....................             -             -                -              -             -                -
  I shares....................     1,841,692     1,827,904        2,951,764        901,111     1,471,813          351,943
SHARES ISSUED IN CONVERSION
    (NOTE 7)
  I shares....................             -             -                -              -             -                -
REINVESTMENT OF DISTRIBUTIONS
  A shares....................             -             -           35,990         33,357             -           25,242
  B shares....................             -             -            8,662          5,979             -           11,549
  C shares....................             -             -                -              -             -                -
  I shares....................             -         9,315           29,656          1,556         8,134            6,527
REDEMPTION OF SHARES
  A shares....................             -             -         (322,432)       (92,994)            -         (258,025)
  B shares....................             -             -          (53,707)       (38,375)            -          (96,220)
  C shares....................             -             -                -              -             -                -
  I shares....................    (1,493,642)     (899,987)      (1,530,543)      (216,122)     (821,393)        (268,097)
                               -------------  -------------  --------------  -------------  -------------  --------------
NET INCREASE (DECREASE) IN
    SHARES OUTSTANDING........       348,050       937,232        2,851,384      1,173,116       658,554          492,935
                               -------------  -------------  --------------  -------------  -------------  --------------
                               -------------  -------------  --------------  -------------  -------------  --------------
(a) Beginning of period.......   Jun 1, 1997   Jun 1, 1997      Jun 1, 1997    Jun 1, 1997   Oct 1, 1997      Jun 1, 1997

                                   MODERATE
                                   BALANCED
                                     FUND
                                --------------
        DOLLAR AMOUNTS
PERIOD ENDED MAY 31, 1998 (a)
SALE OF SHARES
  A shares....................  $            -
  B shares....................               -
  I shares....................     121,048,882
SHARES ISSUED IN CONVERSION
    (NOTE 7)
  I shares....................               -
REINVESTMENT OF DISTRIBUTIONS
  A shares....................               -
  B shares....................               -
  I shares....................      38,592,648
REDEMPTION OF SHARES
  A shares....................               -
  B shares....................               -
  I shares....................    (142,872,183)
                                --------------
NET INCREASE (DECREASE) IN
    SHARES OUTSTANDING........  $   16,769,347
                                --------------
                                --------------
SIX MONTHS ENDED NOVEMBER 30,
    1998
SALE OF SHARES
  A shares....................  $            -
  B shares....................               -
  C shares....................               -
  I shares....................      54,109,893
SHARES ISSUED IN CONVERSION
    (NOTE 7)
  I shares....................               -
REINVESTMENT OF DISTRIBUTIONS
  A shares....................               -
  B shares....................               -
  C shares....................               -
  I shares....................               -
REDEMPTION OF SHARES
  A shares....................               -
  B shares....................               -
  C shares....................               -
  I shares....................     (52,368,897)
                                --------------
NET INCREASE (DECREASE) IN
    SHARES OUTSTANDING........  $    1,740,996
                                --------------
                                --------------
        SHARE ACTIVITY
PERIOD ENDED MAY 31, 1998 (a)
SALE OF SHARES
  A shares....................               -
  B shares....................               -
  I shares....................       5,365,566
SHARES ISSUED IN CONVERSION
    (NOTE 7)
  I shares....................               -
REINVESTMENT OF DISTRIBUTIONS
  A shares....................               -
  B shares....................               -
  I shares....................       1,768,475
REDEMPTION OF SHARES
  A shares....................               -
  B shares....................               -
  I shares....................      (6,316,798)
                                --------------
NET INCREASE (DECREASE) IN
    SHARES OUTSTANDING........         817,243
                                --------------
                                --------------
SIX MONTHS ENDED NOVEMBER 30,
    1998
SALE OF SHARES
  A shares....................               -
  B shares....................               -
  C shares....................               -
  I shares....................       2,350,100
SHARES ISSUED IN CONVERSION
    (NOTE 7)
  I shares....................               -
REINVESTMENT OF DISTRIBUTIONS
  A shares....................               -
  B shares....................               -
  C shares....................               -
  I shares....................               -
REDEMPTION OF SHARES
  A shares....................               -
  B shares....................               -
  C shares....................               -
  I shares....................      (2,261,266)
                                --------------
NET INCREASE (DECREASE) IN
    SHARES OUTSTANDING........          88,834
                                --------------
                                --------------
(a) Beginning of period.......     Jun 1, 1997

                                                                 [LOGO]

 STATEMENTS OF CHANGES IN NET ASSETS -- CAPITAL STOCK ACTIVITY (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                 AGGRESSIVE
                                   GROWTH        BALANCED-                         INCOME        VALUGROWTH       DIVERSIFIED
                                  BALANCED         EQUITY          INDEX           EQUITY          STOCK            EQUITY
                                    FUND            FUND            FUND            FUND            FUND             FUND
                               --------------  --------------  --------------  --------------  --------------    -------------
        DOLLAR AMOUNTS
PERIOD ENDED MAY 31, 1998 (a)
SALE OF SHARES
  A shares.................... $            -  $           -   $            -  $   25,802,002  $   9,756,755     $  27,277,888
  B shares....................              -              -                -      26,991,385      1,656,624        41,099,564
  I shares....................    173,888,398     10,402,991      316,712,289     724,447,714    463,597,240       309,400,646
SHARES ISSUED IN CONVERSION
    (NOTE 7)
  I shares....................              -              -                -     477,132,068    443,623,815                 -
REINVESTMENT OF DISTRIBUTIONS
  A shares....................              -              -                -       1,802,610      2,917,450         2,508,624
  B shares....................              -              -                -       1,100,313      1,005,500         3,272,867
  I shares....................     39,022,268          1,203       55,520,473      11,445,588     21,586,227        86,692,121
REDEMPTION OF SHARES
  A shares....................              -              -                -      (8,154,670)    (4,932,945)       (4,847,852)
  B shares....................              -              -                -      (4,311,667)      (674,256)       (5,131,550)
  I shares....................   (121,587,427)    (1,920,359)    (196,372,828)   (618,279,412)  (530,042,316)     (315,851,888)
                               --------------  --------------  --------------  --------------  --------------    -------------
NET INCREASE (DECREASE) IN
    SHARES OUTSTANDING........ $   91,323,239  $   8,483,835   $  175,859,934  $  637,975,931  $ 408,494,094     $ 144,420,420
                               --------------  --------------  --------------  --------------  --------------    -------------
                               --------------  --------------  --------------  --------------  --------------    -------------
SIX MONTHS ENDED NOVEMBER 30,
    1998
SALE OF SHARES
  A shares.................... $      880,125  $           -   $            -  $   16,708,103  $   2,803,864     $  10,378,396
  B shares....................      1,071,323              -                -      18,724,765        498,598        15,385,866
  C shares....................         23,600              -                -          12,148              -            49,015
  I shares....................     88,913,460      6,483,907      158,269,977     138,149,977      5,744,840       162,745,673
SHARES ISSUED IN CONVERSION
    (NOTE 7)
  I shares....................              -              -                -      30,884,547              -                 -
REINVESTMENT OF DISTRIBUTIONS
  A shares....................              -              -                -         696,509         61,822               337
  B shares....................              -              -                -         411,358              -                 -
  C shares....................              -              -                -               -              -                 -
  I shares....................              -              -                -       4,398,463         76,812                 -
REDEMPTION OF SHARES
  A shares....................              -              -                -      (6,815,015)    (7,835,623)       (9,025,318)
  B shares....................         (2,582)             -                -      (4,996,842)      (603,651)       (4,808,270)
  C shares....................              -              -                -               -              -                 -
  I shares....................    (64,354,726)    (1,436,070)     (91,173,894)    (72,280,986)  (158,903,692)     (229,998,169)
                               --------------  --------------  --------------  --------------  --------------    -------------
NET INCREASE (DECREASE) IN
    SHARES OUTSTANDING........ $   26,531,200  $   5,047,837   $   67,096,083  $  125,893,027  $(158,157,030)    $ (55,272,470)
                               --------------  --------------  --------------  --------------  --------------    -------------
                               --------------  --------------  --------------  --------------  --------------    -------------
        SHARE ACTIVITY
PERIOD ENDED MAY 31, 1998 (a)
SALE OF SHARES
  A shares....................              -              -                -         673,475        377,663           668,348
  B shares....................              -              -                -         706,729         65,527         1,015,535
  I shares....................      6,418,622        979,220        7,169,873      19,738,592     17,920,557         7,679,211
SHARES ISSUED IN CONVERSION
    (NOTE 7)
  I shares....................              -              -                -      13,451,708     17,761,394                 -
REINVESTMENT OF DISTRIBUTIONS
  A shares....................              -              -                -          50,267        121,256            66,201
  B shares....................              -              -                -          31,134         42,872            87,194
  I shares....................      1,512,613            122        1,360,918         317,407        926,648         2,287,744
REDEMPTION OF SHARES
  A shares....................              -              -                -        (217,182)      (189,738)         (118,188)
  B shares....................              -              -                -        (115,169)       (26,363)         (125,529)
  I shares....................     (4,523,554)      (176,004)      (4,609,369)    (16,842,496)   (20,514,350)       (7,875,238)
                               --------------  --------------  --------------  --------------  --------------    -------------
NET INCREASE (DECREASE) IN
    SHARES OUTSTANDING........      3,407,681        803,338        3,921,422      17,794,465     16,485,466         3,685,278
                               --------------  --------------  --------------  --------------  --------------    -------------
                               --------------  --------------  --------------  --------------  --------------    -------------
SIX MONTHS ENDED NOVEMBER 30,
    1998
SALE OF SHARES
  A shares....................         30,167              -                -         415,775        117,940           243,108
  B shares....................         37,689              -                -         467,620         20,223           365,344
  C shares....................            785              -                -             281              -             1,164
  I shares....................      3,121,386        588,393        3,381,667       2,621,147        229,111         3,811,006
SHARES ISSUED IN CONVERSION
    (NOTE 7)
  I shares....................              -              -                -         833,816              -                 -
REINVESTMENT OF DISTRIBUTIONS
  A shares....................              -              -                -          18,032          1,126               (12)
  B shares....................              -              -                -          10,804              -                 -
  C shares....................              -              -                -               -              -                 -
  I shares....................              -              -                -         949,817          1,431                 -
REDEMPTION OF SHARES
  A shares....................              -              -                -        (172,193)      (335,831)         (211,721)
  B shares....................            (86)             -                -        (126,633)       (25,697)         (116,810)
  C shares....................              -              -                -               -              -                 -
  I shares....................     (2,296,483)      (131,807)      (1,994,343)     (1,821,352)    (6,664,837)       (5,549,875)
                               --------------  --------------  --------------  --------------  --------------    -------------
NET INCREASE (DECREASE) IN
    SHARES OUTSTANDING........        893,458        456,586        1,387,324       3,197,114     (6,656,534)       (1,457,796)
                               --------------  --------------  --------------  --------------  --------------    -------------
                               --------------  --------------  --------------  --------------  --------------    -------------
(a) Beginning of period.......    Jun 1, 1997    Dec 2, 1997      Jun 1, 1997     Jun 1, 1997    Jun 1, 1997       Jun 1, 1997

See Notes to Financial Statements

                                                                 [LOGO]

                                    FOR THE YEAR OR PERIOD ENDED MAY 31, 1998(a)
                                          AND SIX MONTHS ENDED NOVEMBER 30, 1998
--------------------------------------------------------------------------------

                                                  LARGE                          SMALL          SMALL          SMALL
                                  GROWTH         COMPANY      DIVERSIFIED       COMPANY          CAP          COMPANY
                                  EQUITY         GROWTH        SMALL CAP         STOCK      OPPORTUNITIES      GROWTH
                                   FUND           FUND            FUND           FUND           FUND            FUND
                               -------------  -------------  --------------  -------------  -------------  --------------
        DOLLAR AMOUNTS
PERIOD ENDED MAY 31, 1998 (a)
SALE OF SHARES
  A shares.................... $   8,477,025  $           -  $           -   $  32,666,817  $  6,586,891   $            -
  B shares....................     7,062,682              -              -       1,056,804     6,098,057                -
  I shares....................   203,089,698     96,865,190     14,057,810      88,835,637   222,106,855      333,748,426
SHARES ISSUED IN CONVERSION
    (NOTE 7)
  I shares....................             -              -              -      44,432,702             -      140,478,982
REINVESTMENT OF DISTRIBUTIONS
  A shares....................     1,889,663              -              -       1,700,465        76,078                -
  B shares....................     1,216,596              -              -       1,155,994        46,101                -
  I shares....................    96,307,274     11,421,974              -      10,996,066     3,497,844       74,728,592
REDEMPTION OF SHARES
  A shares....................    (4,689,355)             -              -     (32,367,012)     (440,970)               -
  B shares....................    (1,402,259)             -              -        (719,617)     (167,823)               -
  I shares....................  (262,005,626)   (41,910,764)    (1,213,090)   (162,711,391)  (40,249,596)    (275,214,975)
                               -------------  -------------  --------------  -------------  -------------  --------------
NET INCREASE (DECREASE) IN
    SHARES OUTSTANDING........ $  49,945,698  $  66,376,400  $  12,844,720   $ (14,953,535) $197,553,437   $  273,741,025
                               -------------  -------------  --------------  -------------  -------------  --------------
                               -------------  -------------  --------------  -------------  -------------  --------------
SIX MONTHS ENDED NOVEMBER 30,
    1998
SALE OF SHARES
  A shares.................... $   2,024,668  $   3,359,207  $   2,528,105   $  26,971,084  $  1,566,525   $            -
  B shares....................     2,487,613      2,516,544        171,273         272,753       380,338                -
  C shares....................        35,018              -              -               -             -                -
  I shares....................    63,517,153    110,429,681     27,469,674       3,793,947    44,974,782       37,802,280
SHARES ISSUED IN CONVERSION
    (NOTE 7)
  I shares....................             -              -              -               -             -                -
REINVESTMENT OF DISTRIBUTIONS
  A shares....................           134              -              -              42             -                -
  B shares....................             -              -              -               -             -                -
  C shares....................             -              -              -               -             -                -
  I shares....................             -              -              -               -             -                -
REDEMPTION OF SHARES
  A shares....................    (5,259,016)       (64,677)      (129,813)    (28,330,657)   (1,032,917)               -
  B shares....................    (1,243,721)             -              -        (563,015)     (509,325)               -
  C shares....................             -              -              -               -             -                -
  I shares....................  (150,313,960)   (33,695,133)    (3,145,620)    (33,455,022)  (39,904,076)     (79,046,269)
                               -------------  -------------  --------------  -------------  -------------  --------------
NET INCREASE (DECREASE) IN
    SHARES OUTSTANDING........ $ (88,752,111) $  82,545,622  $  26,893,619   $ (31,310,868) $  5,475,327   $  (41,243,989)
                               -------------  -------------  --------------  -------------  -------------  --------------
                               -------------  -------------  --------------  -------------  -------------  --------------
        SHARE ACTIVITY
PERIOD ENDED MAY 31, 1998 (a)
SALE OF SHARES
  A shares....................       242,061              -              -       2,539,744       279,457                -
  B shares....................       202,901              -              -          79,101       259,433                -
  I shares....................     5,835,291      2,562,358      1,303,714       5,774,480     9,752,210        8,971,022
SHARES ISSUED IN CONVERSION
    (NOTE 7)
  I shares....................             -              -              -       2,892,754             -        3,765,183
REINVESTMENT OF DISTRIBUTIONS
  A shares....................        60,274              -              -         145,570         3,533                -
  B shares....................        39,280              -              -         102,296         2,132                -
  I shares....................     3,072,002        331,263              -         967,636       162,388        2,355,902
REDEMPTION OF SHARES
  A shares....................      (134,074)             -              -      (2,510,624)      (18,241)               -
  B shares....................       (40,469)             -              -         (55,925)       (6,248)               -
  I shares....................    (7,547,813)    (1,111,098)      (110,791)    (11,868,058)   (1,738,955)      (7,286,493)
                               -------------  -------------  --------------  -------------  -------------  --------------
NET INCREASE (DECREASE) IN
    SHARES OUTSTANDING........     1,729,453      1,782,523      1,192,923      (1,933,026)    8,695,709        7,805,614
                               -------------  -------------  --------------  -------------  -------------  --------------
                               -------------  -------------  --------------  -------------  -------------  --------------
SIX MONTHS ENDED NOVEMBER 30,
    1998
SALE OF SHARES
  A shares....................        58,195         74,568        278,396       2,815,759        80,686                -
  B shares....................        74,451         57,209         21,283          27,901        18,912                -
  C shares....................         1,033              -              -               -             -                -
  I shares....................     1,870,761      2,616,194      3,063,446         407,002     2,149,836        1,301,956
SHARES ISSUED IN CONVERSION
    (NOTE 7)
  I shares....................             -              -              -               -             -                -
REINVESTMENT OF DISTRIBUTIONS
  A shares....................             4              -              -               3             -                -
  B shares....................             -              -              -               -             -                -
  C shares....................             -              -              -               -             -                -
  I shares....................             -              -              -               -             -                -
REDEMPTION OF SHARES
  A shares....................      (159,162)        (1,332)       (14,075)     (2,939,584)      (49,996)               -
  B shares....................       (38,846)             -              -         (61,320)      (26,772)               -
  C shares....................             -              -              -               -             -                -
  I shares....................    (4,381,485)      (790,751)      (355,967)     (3,474,023)   (1,973,115)      (2,722,569)
                               -------------  -------------  --------------  -------------  -------------  --------------
NET INCREASE (DECREASE) IN
    SHARES OUTSTANDING........    (2,575,049)     1,955,888      2,993,083      (3,224,262)      199,551       (1,420,613)
                               -------------  -------------  --------------  -------------  -------------  --------------
                               -------------  -------------  --------------  -------------  -------------  --------------
(a) Beginning of period.......   Jun 1, 1997    Jun 1, 1997   Dec 31, 1997     Jun 1, 1997   Jun 1, 1997      Jun 1, 1997

                                INTERNATIONAL
                                     FUND
                                --------------
        DOLLAR AMOUNTS
PERIOD ENDED MAY 31, 1998 (a)
SALE OF SHARES
  A shares....................  $   1,806,507
  B shares....................        571,189
  I shares....................     63,830,151
SHARES ISSUED IN CONVERSION
    (NOTE 7)
  I shares....................              -
REINVESTMENT OF DISTRIBUTIONS
  A shares....................         28,988
  B shares....................          6,031
  I shares....................      1,644,365
REDEMPTION OF SHARES
  A shares....................     (1,002,906)
  B shares....................       (197,871)
  I shares....................    (38,737,239)
                                --------------
NET INCREASE (DECREASE) IN
    SHARES OUTSTANDING........  $  27,949,215
                                --------------
                                --------------
SIX MONTHS ENDED NOVEMBER 30,
    1998
SALE OF SHARES
  A shares....................  $     976,161
  B shares....................         80,603
  C shares....................              -
  I shares....................     32,029,609
SHARES ISSUED IN CONVERSION
    (NOTE 7)
  I shares....................      1,767,537
REINVESTMENT OF DISTRIBUTIONS
  A shares....................         25,378
  B shares....................         16,046
  C shares....................              -
  I shares....................      1,656,709
REDEMPTION OF SHARES
  A shares....................       (482,765)
  B shares....................       (207,911)
  C shares....................              -
  I shares....................    (32,245,332)
                                --------------
NET INCREASE (DECREASE) IN
    SHARES OUTSTANDING........  $   3,616,035
                                --------------
                                --------------
        SHARE ACTIVITY
PERIOD ENDED MAY 31, 1998 (a)
SALE OF SHARES
  A shares....................         80,906
  B shares....................         25,847
  I shares....................      2,872,843
SHARES ISSUED IN CONVERSION
    (NOTE 7)
  I shares....................              -
REINVESTMENT OF DISTRIBUTIONS
  A shares....................          1,436
  B shares....................            300
  I shares....................         81,404
REDEMPTION OF SHARES
  A shares....................        (45,582)
  B shares....................         (8,757)
  I shares....................     (1,776,454)
                                --------------
NET INCREASE (DECREASE) IN
    SHARES OUTSTANDING........      1,231,943
                                --------------
                                --------------
SIX MONTHS ENDED NOVEMBER 30,
    1998
SALE OF SHARES
  A shares....................         45,457
  B shares....................          3,603
  C shares....................              -
  I shares....................      1,417,165
SHARES ISSUED IN CONVERSION
    (NOTE 7)
  I shares....................         91,630
REINVESTMENT OF DISTRIBUTIONS
  A shares....................          1,319
  B shares....................            841
  C shares....................              -
  I shares....................         86,062
REDEMPTION OF SHARES
  A shares....................        (22,191)
  B shares....................         (9,823)
  C shares....................              -
  I shares....................     (1,462,243)
                                --------------
NET INCREASE (DECREASE) IN
    SHARES OUTSTANDING........        151,820
                                --------------
                                --------------
(a) Beginning of period.......    Jun 1, 1997

                                                                 [LOGO]

 FINANCIAL HIGHLIGHTS (UNAUDITED)

--------------------------------------------------------------------------------

                                                                 NET REALIZED
                                         BEGINNING     NET           AND        DIVIDENDS   DISTRIBUTIONS               ENDING
                                         NET ASSET  INVESTMENT    UNREALIZED     FROM NET     FROM NET                 NET ASSET
                                         VALUE PER    INCOME    GAIN (LOSS) ON  INVESTMENT    REALIZED     RETURN OF   VALUE PER
                                           SHARE      (LOSS)     INVESTMENTS      INCOME        GAINS       CAPITAL      SHARE
                                         ---------  ----------  --------------  ----------  -------------  ----------  ---------
 STABLE INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to November 30, 1998..... $10.31       $ 0.28        $ 0.03        $(0.27)      $    -        $    -     $10.35
  June 1, 1997 to May 31, 1998..........  10.24         0.52          0.04         (0.49)           -             -      10.31
  June 1, 1996 to May 31, 1997..........  10.20         0.58          0.04         (0.58)           -             -      10.24
  May 2, 1996(g) to May 31, 1996........  10.22         0.02             -         (0.04)           -             -      10.20
B SHARES
  June 1, 1998 to November 30, 1998.....  10.30         0.24          0.04         (0.24)           -             -      10.34
  June 1, 1997 to May 31, 1998..........  10.24         0.58          0.05         (0.57)           -             -      10.30
  June 1, 1996 to May 31, 1997..........  10.20         0.52          0.02         (0.50)           -             -      10.24
  May 17, 1996(g) to May 31, 1996.......  10.23         0.02         (0.01)        (0.04)           -             -      10.20
I SHARES
  June 1, 1998 to November 30, 1998.....  10.30         0.27          0.05         (0.27)           -             -      10.35
  June 1, 1997 to May 31, 1998..........  10.24         0.58          0.05         (0.57)           -             -      10.30
  June 1, 1996 to May 31, 1997..........  10.20         0.58          0.04         (0.58)           -             -      10.24
  November 1, 1995 to May 31, 1996......  10.72         0.28          0.03         (0.77)       (0.06)            -      10.20
  November 11, 1994(g) to October 31,
    1995................................  10.00         0.50          0.22             -            -             -      10.72
 LIMITED TERM GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1998 to November 30, 1998.....   9.88         0.30          0.17         (0.30)           -             -      10.05
  October 1, 1997(g) to May 31, 1998....  10.00         0.38         (0.11)        (0.38)       (0.01)            -       9.88
 INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to November 30, 1998.....  11.22         0.32          0.36         (0.33)           -             -      11.57
  June 1, 1997 to May 31, 1998..........  10.84         0.68          0.31         (0.61)           -             -      11.22
  June 1, 1996 to May 31, 1997..........  10.89         0.73         (0.05)        (0.73)           -             -      10.84
  May 2, 1996(g) to May 31, 1996........  10.89         0.03             -         (0.03)           -             -      10.89
B SHARES
  June 1, 1998 to November 30, 1998.....  11.21         0.29          0.35         (0.29)           -             -      11.56
  June 1, 1997 to May 31, 1998..........  10.83         0.78          0.30         (0.70)           -             -      11.21
  June 1, 1996 to May 31, 1997..........  10.89         0.64         (0.05)        (0.65)           -             -      10.83
  May 17, 1996(g) to May 31, 1996.......  10.97         0.03         (0.08)        (0.03)           -             -      10.89
I SHARES
  June 1, 1998 to November 30, 1998.....  11.22         0.33          0.35         (0.33)           -             -      11.57
  June 1, 1997 to May 31, 1998..........  10.84         0.71          0.37         (0.70)           -             -      11.22
  June 1, 1996 to May 31, 1997..........  10.89         0.72         (0.04)        (0.73)           -             -      10.84
  November 1, 1995 to May 31, 1996......  12.40         0.40          0.53         (1.32)       (1.12)            -      10.89
  November 11, 1994(g) to October 31,
    1995(e).............................  11.11         0.93          0.36             -            -             -      12.40
 DIVERSIFIED BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1998 to November 30, 1998.....  27.03         0.69          0.88             -            -             -      28.60
  June 1, 1997 to May 31, 1998..........  25.60         1.61          1.51         (1.66)       (0.03)            -      27.03
  June 1, 1996 to May 31, 1997..........  26.03         1.59          0.01         (1.69)       (0.34)            -      25.60
  November 1, 1995 to May 31, 1996......  27.92         1.07         (0.99)        (1.67)       (0.30)            -      26.03
  November 11, 1994(g) to October 31,
    1995................................  25.08         1.65          1.19             -            -             -      27.92
 INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to November 30, 1998.....   9.79         0.30          0.23         (0.30)           -             -      10.02
  June 1, 1997 to May 31, 1998..........   9.27         0.61          0.52         (0.61)           -             -       9.79
  June 1, 1996 to May 31, 1997..........   9.27         0.62             -         (0.62)           -             -       9.27
  June 1, 1995 to May 31, 1996..........   9.63         0.61         (0.36)        (0.61)           -             -       9.27
  June 1, 1994 to May 31, 1995..........   9.52         0.65          0.11         (0.65)           -             -       9.63
  June 1, 1993 to May 31, 1994..........  10.61         0.70         (0.83)        (0.70)       (0.26)            -       9.52
B SHARES
  June 1, 1998 to November 30, 1998.....   9.77         0.26          0.23         (0.26)           -             -      10.00
  June 1, 1997 to May 31, 1998..........   9.26         0.54          0.51         (0.54)           -             -       9.77
  June 1, 1996 to May 31, 1997..........   9.26         0.55             -         (0.55)           -             -       9.26
  June 1, 1995 to May 31, 1996..........   9.61         0.54         (0.35)        (0.54)           -             -       9.26
  June 1, 1994 to May 31, 1995..........   9.51         0.58          0.10         (0.58)           -             -       9.61
  August 5, 1993(g) to May 31, 1994.....  10.67         0.50         (0.90)        (0.50)       (0.26)            -       9.51
I SHARES
  June 1, 1998 to November 30, 1998.....   9.78         0.30          0.23         (0.30)           -             -      10.01
  June 1, 1997 to May 31, 1998..........   9.27         0.61          0.51         (0.61)           -             -       9.78
  June 1, 1996 to May 31, 1997..........   9.26         0.62          0.01         (0.62)           -             -       9.27
  June 1, 1995 to May 31, 1996..........   9.62         0.61         (0.36)        (0.61)           -             -       9.26
  June 1, 1994 to May 31, 1995..........   9.51         0.65          0.11         (0.65)           -             -       9.62
  August 2, 1993(g) to May 31, 1994.....  10.68         0.58         (0.91)        (0.58)       (0.26)            -       9.51

                                                                 [LOGO]
See Notes to Financial Highlights and Notes to Financial Statements

                        SELECTED DATA FOR A SHARE OUTSTANDING DURING EACH PERIOD

--------------------------------------------------------------------------------

                                      RATIOS TO AVERAGE NET ASSETS                                                 NET ASSETS AT
                           ---------------------------------------------------                      PORTFOLIO      END OF PERIOD
                           NET INVESTMENT         NET              GROSS             TOTAL          TURNOVER          (000'S
                            INCOME (LOSS)       EXPENSES        EXPENSES(a)        RETURN(b)          RATE           OMITTED)
                           ---------------   --------------   ----------------    ------------   ---------------   -------------
 STABLE INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to
    November 30, 1998....     5.23%(c)(d)      0.65%(c)(d)        0.81%(c)(d)         3.08%        19.25%(f)       $  9,785
  June 1, 1997 to May 31,
    1998.................     5.74%(d)         0.65%(d)           0.97%(d)            6.38%        37.45%(f)          8,561
  June 1, 1996 to May 31,
    1997.................     5.69%            0.65%              0.87%               6.24%        41.30%            12,451
  May 2, 1996(g) to May
    31, 1996.............     5.77%(c)         0.70%(c)           2.22%(c)            0.23%       109.95%            16,256
B SHARES
  June 1, 1998 to
    November 30, 1998....     4.47%(c)(d)      1.40%(c)(d)        1.81%(c)(d)         2.70%        19.25%(f)          2,074
  June 1, 1997 to May 31,
    1998.................     4.94%(d)         1.40%(d)           2.37%(d)            5.50%        37.45%(f)          1,817
  June 1, 1996 to May 31,
    1997.................     4.96%            1.39%              2.89%               5.43%        41.30%             1,056
  May 17, 1996(g) to May
    31, 1996.............     5.02%(c)         1.42%(c)           3.07%(c)            0.12%       109.95%               867
I SHARES
  June 1, 1998 to
    November 30, 1998....     5.22%(c)(d)      0.65%(c)(d)        0.78%(c)(d)         3.19%        19.25%(f)        168,728
  June 1, 1997 to May 31,
    1998.................     5.69%(d)         0.65%(d)           0.81%(d)            6.28%        37.45%(f)        144,215
  June 1, 1996 to May 31,
    1997.................     5.73%            0.65%              0.79%               6.24%        41.30%           111,030
  November 1, 1995 to May
    31, 1996.............     5.74%(c)         0.65%(c)           0.92%(c)            2.97%       109.95%            83,404
  November 11, 1994(g) to
    October 31, 1995.....     5.91%(c)         0.65%(c)           0.98%(c)            7.20%       115.85%            48,087
 LIMITED TERM GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1998 to
    November 30, 1998....     5.94%(c)         0.40%(c)           0.81%(c)            4.78%         3.63%            75,501
  October 1, 1997(g) to
    May 31, 1998.........     5.78%(c)         0.40%(c)           0.89%(c)            4.42%        99.49%            66,113
 INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to
    November 30, 1998....     5.77%(c)         0.68%(c)           0.78%(c)            6.14%        70.65%            17,065
  June 1, 1997 to May 31,
    1998.................     6.35%            0.68%              0.86%              10.19%        96.76%            14,325
  June 1, 1996 to May 31,
    1997.................     6.58%            0.68%              0.80%               6.36%       183.05%            13,038
  May 2, 1996(g) to May
    31, 1996.............     7.32%(c)         0.75%(c)           1.74%(c)            0.26%        74.64%            16,562
B SHARES
  June 1, 1998 to
    November 30, 1998....     5.02%(c)         1.43%(c)           1.78%(c)            5.75%        70.65%             9,011
  June 1, 1997 to May 31,
    1998.................     5.60%            1.43%              1.85%               9.38%        96.76%             8,277
  June 1, 1996 to May 31,
    1997.................     5.80%            1.42%              1.85%               5.51%       183.05%             8,970
  May 17, 1996(g) to May
    31, 1996.............     5.56%(c)         1.35%(c)           2.65%(c)           (0.49%)       74.64%            10,682
I SHARES
  June 1, 1998 to
    November 30, 1998....     5.78%(c)         0.68%(c)           0.72%(c)            6.14%        70.65%           425,336
  June 1, 1997 to May 31,
    1998.................     6.35%            0.68%              0.72%              10.19%        96.76%           400,346
  June 1, 1996 to May 31,
    1997.................     6.57%            0.68%              0.72%               6.36%       183.05%           371,278
  November 1, 1995 to May
    31, 1996.............     6.71%(c)         0.71%(c)           1.17%(c)            0.60%        74.64%           399,324
  November 11, 1994(g) to
    October 31,
    1995(e)..............     7.79%(c)         0.68%(c)           0.93%(c)           11.58%       240.90%            50,213
 DIVERSIFIED BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1998 to
    November 30, 1998....     5.60%(c)(d)      0.70%(c)(d)        1.06%(c)(d)         5.81%       N/A(h)            153,130
  June 1, 1997 to May 31,
    1998.................     5.98%(d)         0.70%(d)           1.08%(d)           12.39%       N/A(h)            134,831
  June 1, 1996 to May 31,
    1997.................     6.19%            0.70%              0.77%               6.23%        57.19%           162,310
  November 1, 1995 to May
    31, 1996.............     6.78%(c)         0.70%(c)           0.77%(c)            0.22%       118.92%           167,159
  November 11, 1994(g) to
    October 31, 1995.....     5.87%(c)         0.67%(c)           0.82%(c)           11.32%        58.90%           171,453
 INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to
    November 30, 1998....     5.96%(c)         0.75%(c)           1.01%(c)            5.45%        87.20%            10,299
  June 1, 1997 to May 31,
    1998.................     6.29%            0.75%              1.14%              12.47%       167.09%             7,661
  June 1, 1996 to May 31,
    1997.................     6.59%            0.75%              1.17%               6.79%       231.00%             5,142
  June 1, 1995 to May 31,
    1996.................     6.33%            0.75%              1.16%               2.58%       270.17%             5,521
  June 1, 1994 to May 31,
    1995.................     7.02%            0.75%              1.24%               8.49%        98.83%             6,231
  June 1, 1993 to May 31,
    1994.................     6.72%            0.60%              1.16%              (1.58%)       26.67%             6,177
B SHARES
  June 1, 1998 to
    November 30, 1998....     5.21%(c)         1.50%(c)           2.01%(c)            5.06%        87.20%             6,588
  June 1, 1997 to May 31,
    1998.................     5.54%            1.50%              2.19%              11.52%       167.09%             4,855
  June 1, 1996 to May 31,
    1997.................     5.87%            1.50%              2.25%               6.03%       231.00%             3,349
  June 1, 1995 to May 31,
    1996.................     5.57%            1.50%              2.27%               1.92%       270.17%             3,292
  June 1, 1994 to May 31,
    1995.................     6.24%            1.50%              2.21%               7.57%        98.83%             3,296
  August 5, 1993(g) to
    May 31, 1994.........     5.82%(c)         1.33%(c)           2.08%(c)           (4.82%)(c)    26.67%             2,605
I SHARES
  June 1, 1998 to
    November 30, 1998....     6.00%(c)         0.75%(c)           0.91%(c)            5.46%        87.20%           341,687
  June 1, 1997 to May 31,
    1998.................     6.32%            0.75%              0.92%              12.35%       167.09%           290,566
  June 1, 1996 to May 31,
    1997.................     6.59%            0.75%              1.02%               6.90%       231.00%           258,207
  June 1, 1995 to May 31,
    1996.................     6.30%            0.75%              1.06%               2.58%       270.17%           271,157
  June 1, 1994 to May 31,
    1995.................     7.02%            0.75%              1.06%               8.49%        98.83%           109,994
  August 2, 1993(g) to
    May 31, 1994.........     6.75%(c)         0.61%(c)           1.09%(c)           (4.04%)(c)    26.67%            93,665

                                                                 [LOGO]

--------------------------------------------------------------------------------

                                                                 NET REALIZED
                                         BEGINNING     NET           AND        DIVIDENDS   DISTRIBUTIONS               ENDING
                                         NET ASSET  INVESTMENT    UNREALIZED     FROM NET     FROM NET                 NET ASSET
                                         VALUE PER    INCOME    GAIN (LOSS) ON  INVESTMENT    REALIZED     RETURN OF   VALUE PER
                                           SHARE      (LOSS)     INVESTMENTS      INCOME        GAINS       CAPITAL      SHARE
                                         ---------  ----------  --------------  ----------  -------------  ----------  ---------
 TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to November 30, 1998..... $ 9.63       $ 0.28        $ 0.13        $(0.28)      $    -        $    -     $ 9.76
  June 1, 1997 to May 31, 1998..........   9.40         0.59          0.28         (0.59)       (0.05)            -       9.63
  June 1, 1996 to May 31, 1997..........   9.40         0.60          0.03         (0.60)       (0.03)            -       9.40
  June 1, 1995 to May 31, 1996..........   9.73         0.64         (0.31)        (0.64)       (0.02)            -       9.40
  June 1, 1994 to May 31, 1995..........   9.54         0.67          0.19         (0.67)           -             -       9.73
  December 31, 1993(g) to May 31,
    1994................................  10.00         0.27         (0.46)        (0.27)           -             -       9.54
B SHARES
  June 1, 1998 to November 30, 1998.....   9.65         0.25          0.13         (0.25)           -             -       9.78
  June 1, 1997 to May 31, 1998..........   9.42         0.52          0.28         (0.52)       (0.05)            -       9.65
  June 1, 1996 to May 31, 1997..........   9.40         0.53          0.05         (0.53)       (0.03)            -       9.42
  June 1, 1995 to May 31, 1996..........   9.73         0.57         (0.31)        (0.57)       (0.02)            -       9.40
  June 1, 1994 to May 31, 1995..........   9.54         0.59          0.19         (0.59)           -             -       9.73
  December 31, 1993(g) to May 31,
    1994................................  10.00         0.24         (0.46)        (0.24)           -             -       9.54
I SHARES
  June 1, 1998 to November 30, 1998.....   9.64         0.28          0.14         (0.28)           -             -       9.78
  June 1, 1997 to May 31, 1998..........   9.41         0.59          0.28         (0.59)       (0.05)            -       9.64
  June 1, 1996 to May 31, 1997..........   9.40         0.60          0.04         (0.60)       (0.03)            -       9.41
  June 1, 1995 to May 31, 1996..........   9.73         0.64         (0.31)        (0.64)       (0.02)            -       9.40
  June 1, 1994 to May 31, 1995..........   9.54         0.67          0.19         (0.67)           -             -       9.73
  December 31, 1993(g) to May 31,
    1994................................  10.00         0.27         (0.46)        (0.27)           -             -       9.54
 STRATEGIC INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1998 to November 30, 1998.....  19.56         0.41          0.62             -            -             -      20.59
  June 1, 1997 to May 31, 1998..........  18.47         0.79          1.74         (0.85)       (0.59)            -      19.56
  June 1, 1996 to May 31, 1997..........  18.12         0.97          0.71         (0.95)       (0.38)            -      18.47
  November 1, 1995 to May 31, 1996......  18.21         0.48          0.42         (0.76)       (0.23)            -      18.12
  November 11, 1994(g) to October 31,
    1995................................  16.19         0.75          1.27             -            -             -      18.21
 LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1998 to November 30, 1998.....  10.59         0.23          0.08         (0.23)           -             -      10.67
  June 1, 1997 to May 31, 1998..........  10.39         0.47          0.21         (0.47)       (0.01)            -      10.59
  October 1, 1996(g) to May 31, 1997....  10.00         0.31          0.39         (0.31)           -             -      10.39
 TAX-FREE INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to November 30, 1998.....  10.54         0.26          0.17         (0.26)           -             -      10.71
  June 1, 1997 to May 31, 1998..........  10.05         0.53          0.49         (0.53)           -             -      10.54
  June 1, 1996 to May 31, 1997..........   9.78         0.54          0.27         (0.54)           -             -      10.05
  June 1, 1995 to May 31, 1996..........   9.82         0.55         (0.04)        (0.55)           -             -       9.78
  June 1, 1994 to May 31, 1995..........   9.60         0.55          0.22         (0.55)           -             -       9.82
  June 1, 1993 to May 31, 1994..........  10.06         0.58         (0.39)        (0.58)       (0.07)            -       9.60
B SHARES
  June 1, 1998 to November 30, 1998.....  10.54         0.22          0.17         (0.22)           -             -      10.71
  June 1, 1997 to May 31, 1998..........  10.05         0.46          0.48         (0.45)           -             -      10.54
  June 1, 1996 to May 31, 1997..........   9.78         0.46          0.27         (0.46)           -             -      10.05
  June 1, 1995 to May 31, 1996..........   9.82         0.48         (0.04)        (0.48)           -             -       9.78
  June 1, 1994 to May 31, 1995..........   9.60         0.48          0.22         (0.48)           -             -       9.82
  August 6, 1993(g) to May 31, 1994.....  10.17         0.39         (0.50)        (0.39)       (0.07)            -       9.60
I SHARES
  June 1, 1998 to November 30, 1998.....  10.54         0.26          0.17         (0.26)           -             -      10.71
  June 1, 1997 to May 31, 1998..........  10.06         0.53          0.48         (0.53)           -             -      10.54
  June 1, 1996 to May 31, 1997..........   9.78         0.54          0.28         (0.54)           -             -      10.06
  June 1, 1995 to May 31, 1996..........   9.82         0.55         (0.04)        (0.55)           -             -       9.78
  June 1, 1994 to May 31, 1995..........   9.60         0.55          0.22         (0.55)           -             -       9.82
  August 2, 1993(g) to May 31, 1994.....  10.14         0.47         (0.47)        (0.47)       (0.07)            -       9.60
 COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to November 30, 1998.....  10.69         0.25          0.14         (0.25)           -             -      10.83
  June 1, 1997 to May 31, 1998..........  10.22         0.53          0.47         (0.53)           -             -      10.69
  June 1, 1996 to May 31, 1997..........   9.89         0.54          0.33         (0.54)           -             -      10.22
  June 1, 1995 to May 31, 1996..........   9.90         0.53         (0.01)        (0.53)           -             -       9.89
  June 1, 1994 to May 31, 1995..........   9.69         0.48          0.21         (0.48)           -             -       9.90
  June 1, 1993 to May 31, 1994..........  10.00         0.51         (0.30)        (0.51)       (0.01)            -       9.69

                                                                 [LOGO]
See Notes to Financial Highlights and Notes to Financial Statements

                        SELECTED DATA FOR A SHARE OUTSTANDING DURING EACH PERIOD

--------------------------------------------------------------------------------

                                      RATIOS TO AVERAGE NET ASSETS                                                NET ASSETS AT
                           ---------------------------------------------------                     PORTFOLIO      END OF PERIOD
                           NET INVESTMENT         NET              GROSS            TOTAL          TURNOVER          (000'S
                            INCOME (LOSS)       EXPENSES        EXPENSES(a)       RETURN(b)          RATE           OMITTED)
                           ---------------   --------------   ----------------   ------------   ---------------   -------------

 TOTAL RETURN BOND FUND
-------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to
    November 30, 1998....     5.80%(c)(d)     0.75%(c)(d)        1.02%(c)(d)         4.32%        16.83%(f)       $  1,552
  June 1, 1997 to May 31,
    1998.................     6.14%(d)        0.75%(d)           1.18%(d)            9.46%       134.56%(f)          3,030
  June 1, 1996 to May 31,
    1997.................     6.37%           0.75%              1.31%               6.84%        55.07%             3,086
  June 1, 1995 to May 31,
    1996.................     6.48%           0.76%              1.57%               3.41%        77.49%             2,010
  June 1, 1994 to May 31,
    1995.................     6.94%           0.64%              2.38%               9.42%        35.19%               599
  December 31, 1993(g) to
    May 31, 1994.........     6.04%(c)        0.37%(c)          13.29%(c)           (4.64%)       37.50%               150
B SHARES
  June 1, 1998 to
    November 30, 1998....     5.04%(c)(d)     1.50%(c)(d)        2.02%(c)(d)         3.93%        16.83%(f)          3,320
  June 1, 1997 to May 31,
    1998.................     5.37%(d)        1.50%(d)           2.27%(d)            8.64%       134.56%(f)          2,648
  June 1, 1996 to May 31,
    1997.................     5.61%           1.49%              2.37%               6.27%        55.07%             2,254
  June 1, 1995 to May 31,
    1996.................     5.75%           1.51%              2.48%               2.63%        77.49%             2,098
  June 1, 1994 to May 31,
    1995.................     6.17%           1.41%              3.09%               8.59%        35.19%               919
  December 31, 1993(g) to
    May 31, 1994.........     5.40%(c)        1.11%(c)           8.29%(c)           (5.23%)(c)    37.50%               186
I SHARES
  June 1, 1998 to
    November 30, 1998....     5.80%(c)(d)     0.75%(c)(d)        0.97%(c)(d)         4.43%        16.83%(f)        103,376
  June 1, 1997 to May 31,
    1998.................     6.14%(d)        0.75%(d)           0.91%(d)            9.45%       134.56%(f)        109,084
  June 1, 1996 to May 31,
    1997.................     6.36%           0.75%              1.05%               6.95%        55.07%           125,437
  June 1, 1995 to May 31,
    1996.................     6.57%           0.75%              1.07%               3.41%        77.49%           120,767
  June 1, 1994 to May 31,
    1995.................     7.04%           0.71%              1.17%               9.43%        35.19%            96,199
  December 31, 1993(g) to
    May 31, 1994.........     6.81%(c)        0.46%(c)           2.10%(c)           (4.62%)(c)    37.50%            11,694

 STRATEGIC INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1998 to
    November 30, 1998....     4.30%(c)(d)     0.80%(c)(d)        1.04%(c)(d)         5.27%        N/A(h)           254,778
  June 1, 1997 to May 31,
    1998.................     4.47%(d)        0.80%(d)           1.08%(d)           14.13%        N/A(h)           235,254
  June 1, 1996 to May 31,
    1997.................     4.38%(d)        0.81%(d)           0.98%(d)            9.58%        72.03%           128,777
  November 1, 1995 to May
    31, 1996.............     4.65%(c)(d)     0.82%(c)(d)        0.97%(c)(d)         5.14%        56.47%           146,950
  November 11, 1994(g) to
    October 31, 1995.....     4.67%(c)(d)     0.82%(c)(d)        1.03%(c)(d)        12.48%        65.53%           136,710

 LIMITED TERM TAX-FREE FUND
-------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1998 to
    November 30, 1998....     4.40%(c)        0.65%(c)           1.05%(c)            3.00%        23.02%            65,025
  June 1, 1997 to May 31,
    1998.................     4.47%           0.65%              1.03%               6.70%        46.06%            54,602
  October 1, 1996(g) to
    May 31, 1997.........     4.45%(c)        0.65%(c)           1.27%(c)            6.99%        16.39%            40,990

 TAX-FREE INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to
    November 30, 1998....     4.82%(c)        0.60%(c)           0.96%(c)            4.11%        46.19%            48,876
  June 1, 1997 to May 31,
    1998.................     5.09%           0.60%              0.99%              10.33%       142.81%            35,121
  June 1, 1996 to May 31,
    1997.................     5.41%           0.50%              1.06%               8.43%       152.33%            29,217
  June 1, 1995 to May 31,
    1996.................     5.54%           0.40%              1.06%               5.29%       126.20%            33,914
  June 1, 1994 to May 31,
    1995.................     5.87%           0.60%              1.12%               8.42%       130.90%            30,786
  June 1, 1993 to May 31,
    1994.................     5.77%           0.60%              1.14%               1.74%       116.54%            34,426
B SHARES
  June 1, 1998 to
    November 30, 1998....     4.09%(c)        1.35%(c)           1.96%(c)            3.72%        46.19%            13,048
  June 1, 1997 to May 31,
    1998.................     4.31%           1.35%              2.05%               9.52%       142.81%            11,070
  June 1, 1996 to May 31,
    1997.................     4.64%           1.26%              2.15%               7.63%       152.33%             7,329
  June 1, 1995 to May 31,
    1996.................     4.77%           1.14%              2.21%               4.50%       126.20%             5,897
  June 1, 1994 to May 31,
    1995.................     5.05%           1.35%              2.21%               7.61%       130.90%             3,729
  August 6, 1993(g) to
    May 31, 1994.........     4.76%(c)        1.31%(c)           2.24%(c)           (0.98%)(c)   116.54%             2,674
I SHARES
  June 1, 1998 to
    November 30, 1998....     4.86%(c)        0.60%(c)           0.91%(c)            4.11%        46.19%           306,870
  June 1, 1997 to May 31,
    1998.................     5.09%           0.60%              0.92%              10.22%       142.81%           286,734
  June 1, 1996 to May 31,
    1997.................     5.40%           0.50%              1.03%               8.54%       152.33%           259,861
  June 1, 1995 to May 31,
    1996.................     5.57%           0.32%              1.06%               5.29%       126.20%           276,159
  June 1, 1994 to May 31,
    1995.................     5.84%           0.60%              1.05%               8.42%       130.90%            94,454
  August 2, 1993(g) to
    May 31, 1994.........     5.71%(c)        0.60%(c)           1.10%(c)           (0.21%)(c)   116.54%           102,084

 COLORADO TAX-FREE FUND
-------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to
    November 30, 1998....     4.70%(c)        0.60%(c)           0.99%(c)            3.72%        51.00%            39,373
  June 1, 1997 to May 31,
    1998.................     5.00%           0.60%              1.04%               9.96%        69.87%            34,254
  June 1, 1996 to May 31,
    1997.................     5.36%           0.45%              1.14%               9.00%       129.26%            27,806
  June 1, 1995 to May 31,
    1996.................     5.30%           0.30%              1.13%               5.35%       171.41%            26,991
  June 1, 1994 to May 31,
    1995.................     5.10%           0.30%              1.15%               7.47%        47.88%            25,997
  June 1, 1993 to May 31,
    1994.................     4.94%           0.07%              1.23%               2.02%        40.92%            31,724

                                                                 [LOGO]

--------------------------------------------------------------------------------

                                                                 NET REALIZED
                                         BEGINNING     NET           AND        DIVIDENDS   DISTRIBUTIONS               ENDING
                                         NET ASSET  INVESTMENT    UNREALIZED     FROM NET     FROM NET                 NET ASSET
                                         VALUE PER    INCOME    GAIN (LOSS) ON  INVESTMENT    REALIZED     RETURN OF   VALUE PER
                                           SHARE      (LOSS)     INVESTMENTS      INCOME        GAINS       CAPITAL      SHARE
                                         ---------  ----------  --------------  ----------  -------------  ----------  ---------
 COLORADO TAX-FREE FUND (CONT'D)
--------------------------------------------------------------------------------------------------------------------------------
B SHARES
  June 1, 1998 to November 30, 1998..... $10.71       $ 0.21        $ 0.13        $(0.21)      $    -        $    -     $10.84
  June 1, 1997 to May 31, 1998..........  10.23         0.45          0.48         (0.45)           -             -      10.71
  June 1, 1996 to May 31, 1997..........   9.90         0.47          0.33         (0.47)           -             -      10.23
  June 1, 1995 to May 31, 1996..........   9.91         0.46         (0.01)        (0.46)           -             -       9.90
  June 1, 1994 to May 31, 1995..........   9.70         0.41          0.21         (0.41)           -             -       9.91
  August 2, 1993(g) to May 31, 1994.....  10.04         0.35         (0.33)        (0.35)       (0.01)            -       9.70
I SHARES
  June 1, 1998 to November 30, 1998.....  10.69         0.25          0.14         (0.25)           -             -      10.83
  June 1, 1997 to May 31, 1998..........  10.22         0.53          0.47         (0.53)           -             -      10.69
  June 1, 1996 to May 31, 1997..........   9.89         0.54          0.33         (0.54)           -             -      10.22
  June 1, 1995 to May 31, 1996..........   9.90         0.53         (0.01)        (0.53)           -             -       9.89
  June 1, 1994 to May 31, 1995..........   9.69         0.48          0.21         (0.48)           -             -       9.90
  August 23, 1993(g) to May 31, 1994....  10.22         0.39         (0.52)        (0.39)       (0.01)            -       9.69
 MINNESOTA INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1998 to November 30, 1998.....  10.03         0.24          0.08         (0.24)           -             -      10.11
  October 1, 1997(g) to May 31, 1998....  10.00         0.33          0.03         (0.33)           -             -      10.03
 MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to November 30, 1998.....  11.05         0.26          0.13         (0.26)           -             -      11.18
  June 1, 1997 to May 31, 1998..........  10.57         0.53          0.48         (0.53)           -             -      11.05
  June 1, 1996 to May 31, 1997..........  10.30         0.54          0.27         (0.54)           -             -      10.57
  June 1, 1995 to May 31, 1996..........  10.45         0.56         (0.15)        (0.56)           -             -      10.30
  June 1, 1994 to May 31, 1995..........  10.15         0.53          0.30         (0.53)           -             -      10.45
  June 1, 1993 to May 31, 1994..........  10.65         0.53         (0.31)        (0.53)       (0.19)            -      10.15
B SHARES
  June 1, 1998 to November 30, 1998.....  11.05         0.22          0.13         (0.22)           -             -      11.18
  June 1, 1997 to May 31, 1998..........  10.57         0.45          0.48         (0.45)           -             -      11.05
  June 1, 1996 to May 31, 1997..........  10.30         0.46          0.27         (0.46)           -             -      10.57
  June 1, 1995 to May 31, 1996..........  10.44         0.48         (0.14)        (0.48)           -             -      10.30
  June 1, 1994 to May 31, 1995..........  10.15         0.45          0.29         (0.45)           -             -      10.44
  August 6, 1993(g) to May 31, 1994.....  10.77         0.35         (0.43)        (0.35)       (0.19)            -      10.15
I SHARES
  June 1, 1998 to November 30, 1998.....  11.05         0.26          0.13         (0.26)           -             -      11.18
  June 1, 1997 to May 31, 1998..........  10.57         0.53          0.48         (0.53)           -             -      11.05
  June 1, 1996 to May 31, 1997..........  10.30         0.54          0.27         (0.54)           -             -      10.57
  June 1, 1995 to May 31, 1996..........  10.45         0.56         (0.15)        (0.56)           -             -      10.30
  June 1, 1994 to May 31, 1995..........  10.16         0.53          0.29         (0.53)           -             -      10.45
  August 2, 1993(g) to May 31, 1994.....  10.74         0.43         (0.39)        (0.43)       (0.19)            -      10.16
 MODERATE BALANCED FUND
--------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1998 to November 30, 1998.....  22.98         0.38          0.96             -            -             -      24.32
  June 1, 1997 to May 31, 1998..........  21.59         0.80          2.71         (0.86)       (1.26)            -      22.98
  June 1, 1996 to May 31, 1997..........  20.27         0.77          1.60         (0.76)       (0.29)            -      21.59
  November 1, 1995 to May 31, 1996......  19.84         0.46          0.89         (0.66)       (0.26)            -      20.27
  November 11, 1994(g) to October 31,
    1995................................  17.25         0.65          1.94             -            -             -      19.84
 GROWTH BALANCED FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  October 14, 1998(g) to November 30,
    1998................................  28.09         0.06          3.65             -            -             -      31.80
B SHARES
  October 1, 1998(g) to November 30,
    1998................................  26.96         0.03          2.99             -            -             -      29.98
C SHARES
  October 1, 1998(g) to November 30,
    1998................................  26.96         0.01          3.07             -            -             -      30.04
I SHARES
  June 1, 1998 to November 30, 1998.....  28.06         0.29          1.70             -            -             -      30.05
  June 1, 1997 to May 31, 1998..........  24.77         0.58          4.53         (0.61)       (1.21)            -      28.06
  June 1, 1996 to May 31, 1997..........  22.83         0.62          2.86         (0.63)       (0.91)            -      24.77
  November 1, 1995 to May 31, 1996......  21.25         0.31          1.95         (0.51)       (0.17)            -      22.83
  November 11, 1994(g) to October 31,
    1995................................  17.95         0.47          2.83             -            -             -      21.25
 AGGRESSIVE BALANCED-EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1998 to November 30, 1998.....  11.04         0.09          0.62             -            -             -      11.75
  December 2, 1997(g) to May 31, 1998...  10.00         0.06          0.99         (0.01)           -             -      11.04

                                                                 [LOGO]
See Notes to Financial Highlights and Notes to Financial Statements

                        SELECTED DATA FOR A SHARE OUTSTANDING DURING EACH PERIOD

--------------------------------------------------------------------------------

                                                                                                              NET ASSETS
                                                                                                                  AT
                                      RATIOS TO AVERAGE NET ASSETS                                              END OF
                           ---------------------------------------------------                   PORTFOLIO      PERIOD
                           NET INVESTMENT         NET              GROSS            TOTAL        TURNOVER       (000'S
                            INCOME (LOSS)       EXPENSES        EXPENSES(a)       RETURN(b)        RATE        OMITTED)
                           ---------------   --------------   ----------------   ------------   -----------   ----------

 COLORADO TAX-FREE FUND (CONT'D)
------------------------------------------------------------------------------------------------------------------------
B SHARES
  June 1, 1998 to
    November 30, 1998....     3.96%(c)        1.35%(c)           1.99%(c)            3.24%       51.00%       $  9,866
  June 1, 1997 to May 31,
    1998.................     4.24%           1.35%              2.04%               9.25%       69.87%          9,156
  June 1, 1996 to May 31,
    1997.................     4.60%           1.20%              2.15%               8.19%      129.26%          7,218
  June 1, 1995 to May 31,
    1996.................     4.64%           1.05%              2.16%               4.56%      171.41%          6,400
  June 1, 1994 to May 31,
    1995.................     4.32%           1.05%              2.16%               6.67%       47.88%          5,198
  August 2, 1993(g) to
    May 31, 1994.........     4.08%(c)        0.85%(c)           2.24%(c)            0.27%(c)    40.92%          4,494
I SHARES
  June 1, 1998 to
    November 30, 1998....     4.71%(c)        0.60%(c)           0.98%(c)            3.72%       51.00%         40,196
  June 1, 1997 to May 31,
    1998.................     5.01%           0.60%              1.01%               9.97%       69.87%         32,342
  June 1, 1996 to May 31,
    1997.................     5.35%           0.45%              1.13%               9.00%      129.26%         25,917
  June 1, 1995 to May 31,
    1996.................     5.30%           0.30%              1.13%               5.35%      171.41%         24,074
  June 1, 1994 to May 31,
    1995.................     5.08%           0.30%              1.16%               7.47%       47.88%         24,539
  August 23, 1993(g) to
    May 31, 1994.........     5.03%(c)        0.11%(c)           1.21%(c)            0.90%(c)    40.92%         15,153

 MINNESOTA INTERMEDIATE TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1998 to
    November 30, 1998....     4.84%(c)        0.60%(c)           0.67%(c)            3.27%        9.28%        218,025
  October 1, 1997(g) to
    May 31, 1998.........     5.02%(c)        0.60%(c)           0.72%(c)            7.90%       15.13%        209,685

 MINNESOTA TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to
    November 30, 1998....     4.65%(c)        0.60%(c)           1.00%(c)            3.56%       30.85%         35,727
  June 1, 1997 to May 31,
    1998.................     4.83%           0.60%              1.07%               9.71%       68.27%         33,597
  June 1, 1996 to May 31,
    1997.................     5.11%           0.60%              1.21%               7.98%       96.68%         25,739
  June 1, 1995 to May 31,
    1996.................     5.26%           0.48%              1.26%               3.97%       77.10%         26,610
  June 1, 1994 to May 31,
    1995.................     5.25%           0.49%              1.61%               8.55%      139.33%         15,559
  June 1, 1993 to May 31,
    1994.................     4.92%           0.61%              1.52%               1.94%       84.23%         10,008
B SHARES
  June 1, 1998 to
    November 30, 1998....     3.89%(c)        1.35%(c)           2.00%(c)            3.17%       30.85%         19,511
  June 1, 1997 to May 31,
    1998.................     4.07%           1.35%              2.08%               8.89%       68.27%         16,549
  June 1, 1996 to May 31,
    1997.................     4.35%           1.34%              2.21%               7.18%       96.68%         11,128
  June 1, 1995 to May 31,
    1996.................     4.51%           1.23%              2.29%               3.28%       77.10%          8,825
  June 1, 1994 to May 31,
    1995.................     4.52%           1.21%              2.62%               7.63%      139.33%          5,090
  August 6, 1993(g) to
    May 31, 1994.........     3.99%(c)        1.31%(c)           2.45%(c)           (0.58%)(c)   84.23%          2,485
I SHARES
  June 1, 1998 to
    November 30, 1998....     4.66%(c)        0.60%(c)           0.99%(c)            3.56%       30.85%         21,991
  June 1, 1997 to May 31,
    1998.................     4.84%           0.60%              1.04%               9.71%       68.27%         20,736
  June 1, 1996 to May 31,
    1997.................     5.12%           0.60%              1.23%               7.98%       96.68%         11,135
  June 1, 1995 to May 31,
    1996.................     5.24%           0.51%              1.30%               3.97%       77.10%          3,988
  June 1, 1994 to May 31,
    1995.................     5.29%           0.48%              1.58%               8.44%      139.33%          1,799
  August 2, 1993(g) to
    May 31, 1994.........     4.90%(c)        0.61%(c)           1.54%(c)            0.29%(c)    84.23%            872

 MODERATE BALANCED FUND
------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1998 to
    November 30, 1998....     3.34%(c)(d)     0.88%(c)(d)        1.08%(c)(d)         5.83%        N/A(h)       493,560
  June 1, 1997 to May 31,
    1998.................     3.57%(d)        0.88%(d)           1.11%(d)           17.04%        N/A(h)       464,384
  June 1, 1996 to May 31,
    1997.................     3.70%(d)        0.88%(d)           1.04%(d)           12.04%       45.33%        418,680
  November 1, 1995 to May
    31, 1996.............     3.95%(c)(d)     0.90%(c)(d)        1.04%(c)(d)         7.03%       52.71%        398,005
  November 11, 1994(g) to
    October 31, 1995.....     3.76%(c)(d)     0.92%(c)(d)        1.11%(c)(d)        15.01%       62.08%        373,998

 GROWTH BALANCED FUND
------------------------------------------------------------------------------------------------------------------------
A SHARES
  October 14, 1998(g) to
    November 30, 1998....     1.92%(c)(d)     1.09%(c)(d)        1.43%(c)(d)        13.21%        N/A(h)           959
B SHARES
  October 1, 1998(g) to
    November 30, 1998....     1.40%(c)(d)     1.67%(c)(d)        2.13%(c)(d)        11.20%        N/A(h)         1,127
C SHARES
  October 1, 1998(g) to
    November 30, 1998....     1.30%(c)(d)     1.68%(c)(d)        1.88%(c)(d)        11.42%        N/A(h)            24
I SHARES
  June 1, 1998 to
    November 30, 1998....     2.20%(c)(d)     0.93%(c)(d)        1.12%(c)(d)         7.09%        N/A(h)       737,860
  June 1, 1997 to May 31,
    1998.................     2.38%(d)        0.93%(d)           1.14%(d)           21.40%        N/A(h)       665,758
  June 1, 1996 to May 31,
    1997.................     2.47%(d)        0.94%(d)           1.16%(d)           15.81%       24.33%        503,382
  November 1, 1995 to May
    31, 1996.............     2.66%(c)(d)     0.98%(c)(d)        1.16%(c)(d)        10.87%       38.78%        484,641
  November 11, 1994(g) to
    October 31, 1995.....     2.63%(c)(d)     0.99%(c)(d)        1.23%(c)(d)        18.38%       41.04%        374,892

 AGGRESSIVE BALANCED-EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1998 to
    November 30, 1998....     1.44%(c)(d)     1.00%(c)(d)        1.44%(c)(d)         6.43%        N/A(h)        14,802
  December 2, 1997(g) to
    May 31, 1998.........     1.58%(c)(d)     1.00%(c)(d)        2.34%(c)(d)        10.55%        N/A(h)         8,872

                                                                 [LOGO]

--------------------------------------------------------------------------------

                                                                 NET REALIZED
                                         BEGINNING     NET           AND        DIVIDENDS   DISTRIBUTIONS               ENDING
                                         NET ASSET  INVESTMENT    UNREALIZED     FROM NET     FROM NET                 NET ASSET
                                         VALUE PER    INCOME    GAIN (LOSS) ON  INVESTMENT    REALIZED     RETURN OF   VALUE PER
                                           SHARE      (LOSS)     INVESTMENTS      INCOME        GAINS       CAPITAL      SHARE
                                         ---------  ----------  --------------  ----------  -------------  ----------  ---------
 INDEX FUND
--------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1998 to November 30, 1998..... $46.36       $ 0.28        $ 3.10        $    -       $    -        $    -     $49.74
  June 1, 1997 to May 31, 1998..........  39.49         0.58         10.74         (0.65)       (3.80)            -      46.36
  June 1, 1996 to May 31, 1997..........  31.49         0.49          8.50         (0.48)       (0.51)            -      39.49
  November 1, 1995 to May 31, 1996......  27.67         0.36          4.08         (0.43)       (0.19)            -      31.49
  November 11, 1994(g) to October 31,
    1995................................  21.80         0.45          5.42             -            -             -      27.67
 INCOME EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to November 30, 1998.....  41.19         0.26          0.58         (0.26)       (0.11)            -      41.66
  June 1, 1997 to May 31, 1998..........  33.16         0.22          8.77         (0.24)       (0.72)            -      41.19
  June 1, 1996 to May 31, 1997..........  27.56         0.57          5.54         (0.51)           -             -      33.16
  May 2, 1996(g) to May 31, 1996........  26.94         0.07          0.55             -            -             -      27.56
B SHARES
  June 1, 1998 to November 30, 1998.....  41.12         0.11          0.58         (0.12)       (0.11)            -      41.58
  June 1, 1997 to May 31, 1998..........  33.09         0.53          8.76         (0.54)       (0.72)            -      41.12
  June 1, 1996 to May 31, 1997..........  27.54         0.36          5.52         (0.33)           -             -      33.09
  May 2, 1996(g) to May 31, 1996........  26.94         0.02          0.58             -            -             -      27.54
C SHARES
  October 1, 1998(g) to November 30,
    1998................................  37.26         0.27          5.25             -            -             -      42.78
I SHARES
  June 1, 1998 to November 30, 1998.....  41.18         0.26          0.58         (0.26)       (0.11)            -      41.65
  June 1, 1997 to May 31, 1998..........  33.16         0.52          8.76         (0.54)       (0.72)            -      41.18
  June 1, 1996 to May 31, 1997..........  27.56         0.56          5.55         (0.51)           -             -      33.16
  November 1, 1995 to May 31, 1996......  24.02         0.29          4.02         (0.69)       (0.08)            -      27.56
  November 11, 1994(g) to October 31,
    1995................................  18.90         0.46          4.66             -            -             -      24.02
 VALUGROWTH STOCK FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to November 30, 1998.....  26.18         0.06         (0.70)        (0.07)           -             -      25.47
  June 1, 1997 to May 31, 1998..........  25.06         0.11          4.71         (0.16)       (3.54)            -      26.18
  June 1, 1996 to May 31, 1997..........  22.63         0.17          4.80         (0.13)       (2.41)            -      25.06
  June 1, 1995 to May 31, 1996..........  18.82         0.13          3.93         (0.13)       (0.12)            -      22.63
  June 1, 1994 to May 31, 1995..........  17.17         0.17          1.66         (0.18)           -             -      18.82
  June 1, 1993 to May 31, 1994..........  17.27         0.10          0.19         (0.17)       (0.22)            -      17.17
B SHARES
  June 1, 1998 to November 30, 1998.....  25.52        (0.04)        (0.68)            -            -             -      24.80
  June 1, 1997 to May 31, 1998..........  24.55        (0.07)         4.60         (0.02)       (3.54)            -      25.52
  June 1, 1996 to May 31, 1997..........  22.28         0.01          4.68         (0.01)       (2.41)            -      24.55
  June 1, 1995 to May 31, 1996..........  18.65        (0.02)         3.87         (0.10)       (0.12)            -      22.28
  June 1, 1994 to May 31, 1995..........  17.10         0.07          1.61         (0.13)           -             -      18.65
  August 5, 1993(g) to May 31, 1994.....  17.12         0.07          0.23         (0.10)       (0.22)            -      17.10
I SHARES
  June 1, 1998 to November 30, 1998.....  26.15         0.05         (0.69)        (0.07)           -             -      25.44
  June 1, 1997 to May 31, 1998..........  25.03         0.07          4.75         (0.16)       (3.54)            -      26.15
  June 1, 1996 to May 31, 1997..........  22.61         0.16          4.80         (0.13)       (2.41)            -      25.03
  June 1, 1995 to May 31, 1996..........  18.80         0.14          3.91         (0.12)       (0.12)            -      22.61
  June 1, 1994 to May 31, 1995..........  17.16         0.18          1.64         (0.18)           -             -      18.80
  August 2, 1993(g) to May 31, 1994.....  16.91         0.13          0.46         (0.12)       (0.22)            -      17.16
 DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to November 30, 1998.....  43.06         0.08          1.10             -            -             -      44.24
  June 1, 1997 to May 31, 1998..........  36.51        (0.05)         9.01         (0.08)       (2.33)            -      43.06
  June 1, 1996 to May 31, 1997..........  30.56         0.20          6.10         (0.16)       (0.19)            -      36.51
  May 2, 1996(g) to May 31, 1996........  29.89         0.02          0.65             -            -             -      30.56
B SHARES
  June 1, 1998 to November 30, 1998.....  42.69        (0.04)         1.05             -            -             -      43.70
  June 1, 1997 to May 31, 1998..........  36.31         0.06          8.92         (0.27)       (2.33)            -      42.69
  June 1, 1996 to May 31, 1997..........  30.54         0.03          6.00         (0.07)       (0.19)            -      36.31
  May 6, 1996(g) to May 31, 1996........  29.41         0.02          1.11             -            -             -      30.54
C SHARES
  October 1, 1998(g) to November 30,
    1998................................  38.71            -          5.70             -            -             -      44.41
I SHARES
  June 1, 1998 to November 30, 1998.....  43.06         0.12          1.06             -            -             -      44.24
  June 1, 1997 to May 31, 1998..........  36.50         0.22          8.94         (0.27)       (2.33)            -      43.06
  June 1, 1996 to May 31, 1997..........  30.55         0.25          6.05         (0.16)       (0.19)            -      36.50
  November 1, 1995 to May 31, 1996......  27.53         0.16          4.25         (0.42)       (0.97)            -      30.55
  November 11, 1994(g) to October 31,
    1995................................  22.21         0.22          5.10             -            -             -      27.53

                                                                 [LOGO]
See Notes to Financial Highlights and Notes to Financial Statements

                        SELECTED DATA FOR A SHARE OUTSTANDING DURING EACH PERIOD

--------------------------------------------------------------------------------

                                       RATIOS TO AVERAGE NET ASSETS                                                NET ASSETS AT
                           ----------------------------------------------------                     PORTFOLIO      END OF PERIOD
                             NET INVESTMENT          NET             GROSS           TOTAL          TURNOVER           (000'S
                             INCOME (LOSS)        EXPENSES        EXPENSES(a)      RETURN(b)          RATE            OMITTED)
                           ------------------   -------------   ---------------   ------------   ---------------   --------------

 INDEX FUND
---------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1998 to
    November 30, 1998....        1.34%(c)(d)     0.25%(c)(d)       0.54%(c)(d)        7.29%         2.45%(f)       $    910,291
  June 1, 1997 to May 31,
    1998.................        1.53%(d)        0.25%(d)          0.58%(d)          30.32%         6.68%(f)            784,205
  June 1, 1996 to May 31,
    1997.................        2.10%           0.25%             0.56%             29.02%        24.17%               513,134
  November 1, 1995 to May
    31, 1996.............        2.25%(c)        0.31%(c)          0.57%(c)          16.27%         9.12%               249,644
  November 11, 1994(g) to
    October 31, 1995.....        2.12%(c)        0.50%(c)          0.64%(c)          26.93%        14.48%               186,197

 INCOME EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to
    November 30, 1998....        1.34%(c)(d)     0.85%(c)(d)       0.90%(c)(d)        2.11%         2.29%(f)             86,900
  June 1, 1997 to May 31,
    1998.................        1.44%(d)        0.85%(d)          0.96%(d)          28.64%         3.46%(f)             75,144
  June 1, 1996 to May 31,
    1997.................        1.95%           0.85%             0.93%             22.40%         4.76%                43,708
  May 2, 1996(g) to May
    31, 1996.............        3.69%(c)        0.91%(c)          1.91%(c)           2.30%         0.69%                31,448
B SHARES
  June 1, 1998 to
    November 30, 1998....        0.59%(c)(d)     1.60%(c)(d)       1.89%(c)(d)        1.73%         2.29%(f)             82,771
  June 1, 1997 to May 31,
    1998.................        0.69%(d)        1.60%(d)          1.96%(d)          27.67%         3.46%(f)             67,385
  June 1, 1996 to May 31,
    1997.................        1.24%           1.59%             1.96%             21.48%         4.76%                33,626
  May 2, 1996(g) to May
    31, 1996.............        2.92%(c)        1.72%(c)          2.63%(c)           2.23%         0.69%                17,318
C SHARES
  October 1, 1998(g) to
    November 30, 1998....        1.82%(c)(d)     1.60%(c)(d)       1.67%(c)(d)       14.81%         2.29%(f)                 12
I SHARES
  June 1, 1998 to
    November 30, 1998....        1.33%(c)(d)     0.85%(c)(d)       0.88%(c)(d)        2.11%         2.29%(f)          1,335,857
  June 1, 1997 to May 31,
    1998.................        1.43%(d)        0.85%(d)          0.92%(d)          28.61%         3.46%(f)          1,214,385
  June 1, 1996 to May 31,
    1997.................        1.97%           0.85%             0.90%             22.40%         4.76%               425,197
  November 1, 1995 to May
    31, 1996.............        2.72%(c)        0.86%(c)          1.13%(c)          18.14%         0.69%               230,831
  November 11, 1994(g) to
    October 31, 1995.....        2.51%(c)        0.85%(c)          1.12%(c)          27.09%         7.03%

 VALUGROWTH STOCK FUND
---------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to
    November 30, 1998....        0.46%(c)        1.00%(c)          1.20%(c)          (2.42%)       48.68%                21,496
  June 1, 1997 to May 31,
    1998.................        0.56%           1.00%             1.26%             21.15%        74.25%                27,771
  June 1, 1996 to May 31,
    1997.................        0.70%           1.01%             1.39%             23.32%        75.50%                18,830
  June 1, 1995 to May 31,
    1996.................        0.63%           1.20%             1.42%             21.69%       105.43%                15,232
  June 1, 1994 to May 31,
    1995.................        1.01%           1.20%             1.43%             10.72%        63.82%                12,138
  June 1, 1993 to May 31,
    1994.................        1.06%           1.20%             1.43%              1.68%        86.07%                12,922
B SHARES
  June 1, 1998 to
    November 30, 1998....       (0.31%)(c)       1.75%(c)          2.20%(c)          (2.82%)       48.68%                 8,557
  June 1, 1997 to May 31,
    1998.................       (0.19%)          1.75%             2.31%             20.30%        74.25%                 8,943
  June 1, 1996 to May 31,
    1997.................       (0.07%)          1.76%             2.48%             22.33%        75.50%                 6,591
  June 1, 1995 to May 31,
    1996.................       (0.12%)          1.96%             2.54%             20.79%       105.43%                 5,130
  June 1, 1994 to May 31,
    1995.................        0.28%           1.95%             2.51%              9.88%        63.82%                 3,569
  August 5, 1993(g) to
    May 31, 1994.........        0.25%(c)        1.95%(c)          2.55%(c)           2.36%(c)     86.07%                 2,218
I SHARES
  June 1, 1998 to
    November 30, 1998....        0.45%(c)        1.00%(c)          1.17%(c)          (2.43%)       48.68%               428,868
  June 1, 1997 to May 31,
    1998.................        0.53%           1.00%             1.20%             21.18%        74.25%               609,056
  June 1, 1996 to May 31,
    1997.................        0.67%           1.01%             1.33%             23.30%        75.50%               180,204
  June 1, 1995 to May 31,
    1996.................        0.62%           1.20%             1.32%             21.72%       105.43%               156,553
  June 1, 1994 to May 31,
    1995.................        1.02%           1.20%             1.33%             10.67%        63.82%               136,589
  August 2, 1993(g) to
    May 31, 1994.........        0.92%(c)        1.20%(c)          1.39%(c)           2.99%(c)     86.07%               113,061

 DIVERSIFIED EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to
    November 30, 1998....        0.53%(c)(d)     1.00%(c)(d)       1.17%(c)(d)        2.74%       N/A(h)                 59,286
  June 1, 1997 to May 31,
    1998.................        0.60%(d)        1.00%(d)          1.25%(d)          26.08%       N/A(h)                 56,350
  June 1, 1996 to May 31,
    1997.................        0.81%(d)        1.02%(d)          1.40%(d)          20.75%        48.08%                25,271
  May 2, 1996(g) to May
    31, 1996.............        1.88%(c)(d)     1.52%(c)(d)       4.06%(c)(d)        2.24%         5.76%                 2,699
B SHARES
  June 1, 1998 to
    November 30, 1998....       (0.22%)(c)(d)    1.75%(c)(d)       2.17%(c)(d)        2.37%       N/A(h)                 94,335
  June 1, 1997 to May 31,
    1998.................       (0.15%)(d)       1.75%(d)          2.24%(d)          25.13%       N/A(h)                 81,548
  June 1, 1996 to May 31,
    1997.................        0.09%(d)        1.76%(d)          2.41%(d)          19.86%        48.08%                33,870
  May 6, 1996(g) to May
    31, 1996.............        1.24%(c)(d)     2.37%(c)(d)       4.95%(c)(d)        3.84%         5.76%                 2,447
C SHARES
  October 1, 1998(g) to
    November 30, 1998....       (0.13%)(c)(d)    1.74%(c)(d)       1.91%(c)(d)       14.72%       N/A(h)                     52
I SHARES
  June 1, 1998 to
    November 30, 1998....        0.53%(c)(d)     1.00%(c)(d)       1.15%(c)(d)        2.74%       N/A(h)              1,485,182
  June 1, 1997 to May 31,
    1998.................        0.60%(d)        1.00%(d)          1.18%(d)          26.12%       N/A(h)              1,520,343
  June 1, 1996 to May 31,
    1997.................        0.79%(d)        1.02%(d)          1.31%(d)          20.76%        48.08%             1,212,565
  November 1, 1995 to May
    31, 1996.............        1.00%(c)(d)     1.06%(c)(d)       1.30%(c)(d)       16.38%         5.76%               907,223
  November 11, 1994(g) to
    October 31, 1995.....        1.01%(c)(d)     1.09%(c)(d)       1.37%(c)(d)       23.95%        10.33%               711,111

                                                                 [LOGO]

--------------------------------------------------------------------------------

                                                                 NET REALIZED
                                         BEGINNING     NET           AND        DIVIDENDS   DISTRIBUTIONS               ENDING
                                         NET ASSET  INVESTMENT    UNREALIZED     FROM NET     FROM NET                 NET ASSET
                                         VALUE PER    INCOME    GAIN (LOSS) ON  INVESTMENT    REALIZED     RETURN OF   VALUE PER
                                           SHARE      (LOSS)     INVESTMENTS      INCOME        GAINS       CAPITAL      SHARE
                                         ---------  ----------  --------------  ----------  -------------  ----------  ---------
 GROWTH EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to November 30, 1998..... $35.73       $    -        $(0.73)       $    -       $    -        $    -     $35.00
  June 1, 1997 to May 31, 1998..........  32.49        (0.08)         6.86             -        (3.54)            -      35.73
  June 1, 1996 to May 31, 1997..........  29.08        (0.02)         4.06         (0.04)       (0.59)            -      32.49
  May 2, 1996(g) to May 31, 1996........  28.50            -          0.58             -            -             -      29.08
B SHARES
  June 1, 1998 to November 30, 1998.....  35.23        (0.12)        (0.72)            -            -             -      34.39
  June 1, 1997 to May 31, 1998..........  32.28        (0.21)         6.74         (0.04)       (3.54)            -      35.23
  June 1, 1996 to May 31, 1997..........  29.07        (0.13)         3.93             -        (0.59)            -      32.28
  May 6, 1996(g) to May 31, 1996........  28.18            -          0.89             -            -             -      29.07
C SHARES
  October 1, 1998(g) to November 30,
    1998................................  30.66        (0.02)         4.60             -            -             -      35.24
I SHARES
  June 1, 1998 to November 30, 1998.....  35.72            -         (0.72)            -            -             -      35.00
  June 1, 1997 to May 31, 1998..........  32.48        (0.04)         6.86         (0.04)       (3.54)            -      35.72
  June 1, 1996 to May 31, 1997..........  29.08        (0.02)         4.05         (0.04)       (0.59)            -      32.48
  November 1, 1995 to May 31, 1996......  26.97            -          4.09         (0.12)       (1.86)            -      29.08
  November 11, 1994(g) to October 31,
    1995................................  22.28        (0.02)         4.71             -            -             -      26.97
 LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  October 6, 1998(g) to November 30,
    1998................................  38.48        (0.02)        11.22             -            -             -      49.68
B SHARES
  October 1, 1998(g) to November 30,
    1998................................  39.80        (0.04)         7.05             -            -             -      46.81
I SHARES
  June 1, 1998 to November 30, 1998.....  39.94        (0.09)         6.94             -            -             -      46.79
  June 1, 1997 to May 31, 1998..........  32.63        (0.11)        10.20             -        (2.78)            -      39.94
  June 1, 1996 to May 31, 1997..........  26.97        (0.03)         5.91             -        (0.22)            -      32.63
  November 1, 1995 to May 31, 1996......  23.59        (0.04)         3.64             -        (0.22)            -      26.97
  November 11, 1994(g) to October 31,
    1995................................  18.50        (0.05)         5.14             -            -             -      23.59
 DIVERSIFIED SMALL CAP FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  October 6, 1998(g) to November 30,
    1998................................   7.77            -          1.50             -            -             -       9.27
B SHARES
  October 1, 1998(g) to November 30,
    1998................................   7.97        (0.01)         0.79             -            -             -       8.75
I SHARES
  June 1, 1998 to November 30, 1998.....  10.52            -         (1.77)            -            -             -       8.75
  December 31, 1997(g) to May 31,
    1998................................  10.00            -          0.52             -            -             -      10.52
 SMALL COMPANY STOCK FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to November 30, 1998.....  12.00         0.01         (2.74)            -            -             -       9.27
  June 1, 1997 to May 31, 1998..........  13.95        (0.07)         1.09             -        (2.90)        (0.07)     12.00
  June 1, 1996 to May 31, 1997..........  14.02        (0.04)         0.88             -        (0.91)            -      13.95
  June 1, 1995 to May 31, 1996..........  10.64         0.01          3.93         (0.03)       (0.53)            -      14.02
  June 1, 1994 to May 31, 1995..........   9.84         0.12          0.87         (0.11)       (0.08)            -      10.64
  December 31, 1993(g) to May 31,
    1994................................  10.00         0.07         (0.15)        (0.08)           -             -       9.84
B SHARES
  June 1, 1998 to November 30, 1998.....  11.56        (0.05)        (2.61)            -            -             -       8.90
  June 1, 1997 to May 31, 1998..........  13.63        (0.11)         1.01             -        (2.90)        (0.07)     11.56
  June 1, 1996 to May 31, 1997..........  13.83        (0.11)         0.82             -        (0.91)            -      13.63
  June 1, 1995 to May 31, 1996..........  10.56        (0.08)         3.90         (0.02)       (0.53)            -      13.83
  June 1, 1994 to May 31, 1995..........   9.82         0.07          0.84         (0.09)       (0.08)            -      10.56
  December 31, 1993(g) to May 31,
    1994................................  10.00         0.06         (0.17)        (0.07)           -             -       9.82
I SHARES
  June 1, 1998 to November 30, 1998.....  11.93            -         (2.71)            -            -             -       9.22
  June 1, 1997 to May 31, 1998..........  13.88        (0.09)         1.11             -        (2.90)        (0.07)     11.93
  June 1, 1996 to May 31, 1997..........  13.96        (0.04)         0.87             -        (0.91)            -      13.88
  June 1, 1995 to May 31, 1996..........  10.59         0.01          3.93         (0.03)       (0.54)            -      13.96
  June 1, 1994 to May 31, 1995..........   9.80         0.12          0.87         (0.12)       (0.08)            -      10.59
  December 31, 1993(g) to May 31,
    1994................................  10.00         0.08         (0.20)        (0.08)           -             -       9.80

                                                                 [LOGO]
See Notes to Financial Highlights and Notes to Financial Statements

                        SELECTED DATA FOR A SHARE OUTSTANDING DURING EACH PERIOD

--------------------------------------------------------------------------------

                                         RATIOS TO AVERAGE NET ASSETS
                           --------------------------------------------------------                     PORTFOLIO
                            NET INVESTMENT           NET                GROSS            TOTAL          TURNOVER
                             INCOME (LOSS)         EXPENSES          EXPENSES(a)       RETURN(b)          RATE
                           -----------------   ----------------   -----------------   ------------   ---------------

 GROWTH EQUITY FUND
--------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to
    November 30, 1998....      (0.02%)(c)(d)      1.25%(c)(d)         1.37%(c)(d)        (2.04%)      N/A(h)
  June 1, 1997 to May 31,
    1998.................      (0.11%)(d)         1.25%(d)            1.47%(d)           22.55%       N/A(h)
  June 1, 1996 to May 31,
    1997.................      (0.12%)(d)         1.30%(d)            1.95%(d)           14.11%         9.06%
  May 2, 1996(g) to May
    31, 1996.............       0.34%(c)(d)       2.08%(c)(d)         6.40%(c)(d)         2.04%         7.39%
B SHARES
  June 1, 1998 to
    November 30, 1998....      (0.79%)(c)(d)      2.00%(c)(d)         2.37%(c)(d)        (2.38%)      N/A(h)
  June 1, 1997 to May 31,
    1998.................      (0.85%)(d)         2.00%(d)            2.50%(d)           21.63%       N/A(h)
  June 1, 1996 to May 31,
    1997.................      (0.82%)(d)         2.04%(d)            3.02%(d)           13.28%         9.06%
  May 6, 1996(g) to May
    31, 1996.............      (0.40%)(c)(d)      2.92%(c)(d)         7.44%(c)(d)         3.16%         7.39%
C SHARES
  October 1, 1998(g) to
    November 30, 1998....      (1.25%)(c)(d)      2.00%(c)(d)         2.12%(c)(d)        (1.60%)      N/A(h)
I SHARES
  June 1, 1998 to
    November 30, 1998....      (0.02%)(c)(d)      1.25%(c)(d)         1.35%(c)(d)        (2.02%)      N/A(h)
  June 1, 1997 to May 31,
    1998.................      (0.11%)(d)         1.25%(d)            1.41%(d)           22.52%       N/A(h)
  June 1, 1996 to May 31,
    1997.................      (0.09%)(d)         1.30%(d)            1.84%(d)           14.11%         9.06%
  November 1, 1995 to May
    31, 1996.............       0.01%(c)(d)       1.35%(c)(d)         1.85%(c)(d)        15.83%         7.39%
  November 11, 1994(g) to
    October 31, 1995.....      (0.11%)(c)(d)      1.38%(c)(d)         1.92%(c)(d)        21.10%         8.90%

 LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------------------------------------------
A SHARES
  October 6, 1998(g) to
    November 30, 1998....      (0.75%)(c)(d)      1.19%(c)(d)         1.43%(c)(d)        29.11%        10.33%(f)
B SHARES
  October 1, 1998(g) to
    November 30, 1998....      (1.40%)(c)(d)      1.74%(c)(d)         2.09%(c)(d)        17.61%        10.33%(f)
I SHARES
  June 1, 1998 to
    November 30, 1998....      (0.51%)(c)(d)      1.00%(c)(d)         1.05%(c)(d)        17.15%        10.33%(f)
  June 1, 1997 to May 31,
    1998.................      (0.36%)(d)         1.00%(d)            1.08%(d)           32.29%        13.03%(f)
  June 1, 1996 to May 31,
    1997.................      (0.18%)            0.99%               1.09%              21.93%        24.37%
  November 1, 1995 to May
    31, 1996.............      (0.30%)(c)         1.00%(c)            1.13%(c)           15.40%        16.93%
  November 11, 1994(g) to
    October 31, 1995.....      (0.23%)(c)         1.00%(c)            1.20%(c)           27.51%        31.60%

 DIVERSIFIED SMALL CAP FUND
--------------------------------------------------------------------------------------------------------------------
A SHARES
  October 6, 1998(g) to
    November 30, 1998....      (0.11%)(c)(d)      1.38%(c)(d)         2.06%(c)(d)        19.31%       N/A(h)
B SHARES
  October 1, 1998(g) to
    November 30, 1998....      (0.71%)(c)(d)      1.94%(c)(d)         2.72%(c)(d)        (9.79%)      N/A(h)
I SHARES
  June 1, 1998 to
    November 30, 1998....      (0.02%)(c)(d)      1.20%(c)(d)         1.68%(c)(d)        16.83%       N/A(h)
  December 31, 1997(g) to
    May 31, 1998.........       0.25%(c)(d)       1.21%(c)(d)         2.70%(c)(d)         5.20%       N/A(h)

 SMALL COMPANY STOCK FUND
--------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to
    November 30, 1998....      (0.01%)(c)(d)      1.20%(c)(d)         1.41%(c)(d)       (22.75%)       63.71%(f)
  June 1, 1997 to May 31,
    1998.................      (0.50%)(d)         1.20%(d)            1.48%(d)            8.07%       166.16%(f)
  June 1, 1996 to May 31,
    1997.................      (0.38%)            1.19%               1.67%               6.34%       210.19%
  June 1, 1995 to May 31,
    1996.................       0.03%             1.21%               1.87%              38.22%       134.53%
  June 1, 1994 to May 31,
    1995.................       1.14%             0.53%               2.32%              10.19%        68.09%
  December 31, 1993(g) to
    May 31, 1994.........       1.95%(c)          0.22%(c)           10.66%(c)           (1.98%)(c)    14.98%
B SHARES
  June 1, 1998 to
    November 30, 1998....      (0.74%)(c)(d)      1.95%(c)(d)         2.41%(c)(d)       (23.01%)       63.71%(f)
  June 1, 1997 to May 31,
    1998.................      (1.26%)(d)         1.95%(d)            2.53%(d)            7.29%       166.16%(f)
  June 1, 1996 to May 31,
    1997.................      (1.13%)            1.94%               2.73%               5.46%       210.19%
  June 1, 1995 to May 31,
    1996.................      (0.74%)            1.96%               2.96%              37.32%       134.53%
  June 1, 1994 to May 31,
    1995.................       0.38%             1.27%               3.56%               9.31%        68.09%
  December 31, 1993(g) to
    May 31, 1994.........       1.27%(c)          0.98%(c)           20.87%(c)           (2.77%)(c)    14.98%
I SHARES
  June 1, 1998 to
    November 30, 1998....      (0.03%)(c)(d)      1.20%(c)(d)         1.40%(c)(d)       (22.72%)       63.71%(f)
  June 1, 1997 to May 31,
    1998.................      (0.53%)(d)         1.20%(d)            1.37%(d)            8.12%       166.16%(f)
  June 1, 1996 to May 31,
    1997.................      (0.38%)            1.19%               1.56%               6.30%       210.19%
  June 1, 1995 to May 31,
    1996.................       0.05%             1.21%               1.60%              38.30%       134.53%
  June 1, 1994 to May 31,
    1995.................       1.14%             0.52%               1.82%              10.13%        68.09%
  December 31, 1993(g) to
    May 31, 1994.........       2.03%(c)          0.20%(c)            4.33%(c)           (2.93%)(c)    14.98%


                            NET ASSETS AT
                            END OF PERIOD
                           (000'S OMITTED)
                           ---------------
 GROWTH EQUITY FUND
----------------------------------------------------------
A SHARES
  June 1, 1998 to
    November 30, 1998....     $ 17,597
  June 1, 1997 to May 31,
    1998.................       21,567
  June 1, 1996 to May 31,
    1997.................       14,146
  May 2, 1996(g) to May
    31, 1996.............        3,338
B SHARES
  June 1, 1998 to
    November 30, 1998....       17,443
  June 1, 1997 to May 31,
    1998.................       16,615
  June 1, 1996 to May 31,
    1997.................        8,713
  May 6, 1996(g) to May
    31, 1996.............          703
C SHARES
  October 1, 1998(g) to
    November 30, 1998....           36
I SHARES
  June 1, 1998 to
    November 30, 1998....      924,512
  June 1, 1997 to May 31,
    1998.................    1,033,251
  June 1, 1996 to May 31,
    1997.................      895,420
  November 1, 1995 to May
    31, 1996.............      735,728
  November 11, 1994(g) to
    October 31, 1995.....      564,004
 LARGE COMPANY GROWTH FUN
--------------------------------------------------------------------------
A SHARES
  October 6, 1998(g) to
    November 30, 1998....        3,639
B SHARES
  October 1, 1998(g) to
    November 30, 1998....        2,678
I SHARES
  June 1, 1998 to
    November 30, 1998....      357,725
  June 1, 1997 to May 31,
    1998.................      232,499
  June 1, 1996 to May 31,
    1997.................      131,768
  November 1, 1995 to May
    31, 1996.............       82,114
  November 11, 1994(g) to
    October 31, 1995.....       63,567
 DIVERSIFIED SMALL CAP FU
------------------------------------------------------------------------------------------
A SHARES
  October 6, 1998(g) to
    November 30, 1998....        2,580
B SHARES
  October 1, 1998(g) to
    November 30, 1998....          186
I SHARES
  June 1, 1998 to
    November 30, 1998....       34,125
  December 31, 1997(g) to
    May 31, 1998.........    12,551.00
 SMALL COMPANY STOCK FUND
----------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to
    November 30, 1998....        5,361
  June 1, 1997 to May 31,
    1998.................        8,426
  June 1, 1996 to May 31,
    1997.................        7,355
  June 1, 1995 to May 31,
    1996.................        5,426
  June 1, 1994 to May 31,
    1995.................        1,540
  December 31, 1993(g) to
    May 31, 1994.........          265
B SHARES
  June 1, 1998 to
    November 30, 1998....        4,164
  June 1, 1997 to May 31,
    1998.................        5,799
  June 1, 1996 to May 31,
    1997.................        5,125
  June 1, 1995 to May 31,
    1996.................        4,125
  June 1, 1994 to May 31,
    1995.................          963
  December 31, 1993(g) to
    May 31, 1994.........          195
I SHARES
  June 1, 1998 to
    November 30, 1998....       58,803
  June 1, 1997 to May 31,
    1998.................      112,713
  June 1, 1996 to May 31,
    1997.................      161,995
  June 1, 1995 to May 31,
    1996.................      125,986
  June 1, 1994 to May 31,
    1995.................       54,240
  December 31, 1993(g) to
    May 31, 1994.........        9,251

                                                                 [LOGO]

 FINANCIAL HIGHLIGHTS (UNAUDITED) (CONCLUDED)

--------------------------------------------------------------------------------

                                                                 NET REALIZED
                                         BEGINNING     NET           AND        DIVIDENDS   DISTRIBUTIONS               ENDING
                                         NET ASSET  INVESTMENT    UNREALIZED     FROM NET     FROM NET                 NET ASSET
                                         VALUE PER    INCOME    GAIN (LOSS) ON  INVESTMENT    REALIZED     RETURN OF   VALUE PER
                                           SHARE      (LOSS)     INVESTMENTS      INCOME        GAINS       CAPITAL      SHARE
                                         ---------  ----------  --------------  ----------  -------------  ----------  ---------
 SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to November 30, 1998..... $23.60       $(0.03)       $(3.63)       $    -       $    -        $    -     $19.94
  June 1, 1997 to May 31, 1998..........  19.83        (0.06)         4.36             -        (0.53)            -      23.60
  October 9, 1996(g) to May 31, 1997....  17.39        (0.01)         2.46             -        (0.01)            -      19.83
B SHARES
  June 1, 1998 to November 30, 1998.....  23.32        (0.17)        (3.53)            -            -             -      19.62
  June 1, 1997 to May 31, 1998..........  19.75        (0.10)         4.20             -        (0.53)            -      23.32
  November 8, 1996(g) to May 31, 1997...  17.41        (0.05)         2.40             -        (0.01)            -      19.75
I SHARES
  June 1, 1998 to November 30, 1998.....  23.61        (0.03)        (3.64)            -            -             -      19.94
  June 1, 1997 to May 31, 1998..........  19.84        (0.06)         4.36             -        (0.53)            -      23.61
  August 15, 1996(g) to May 31, 1997....  16.26        (0.01)         3.60             -        (0.01)            -      19.84
 SMALL COMPANY GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1998 to November 30, 1998.....  33.69        (0.09)        (5.44)            -            -             -      28.16
  June 1, 1997 to May 31, 1998..........  31.08        (0.23)         6.88             -        (4.04)            -      33.69
  June 1, 1996 to May 31, 1997..........  33.00        (0.18)         1.83             -        (3.57)            -      31.08
  November 1, 1995 to May 31, 1996......  29.99        (0.07)         5.94             -        (2.86)            -      33.00
  November 11, 1994(g) to October 31,
    1995................................  21.88        (0.11)         8.22             -            -             -      29.99
 INTERNATIONAL FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to November 30, 1998.....  23.84         0.05         (1.65)            -        (0.18)            -      22.06
  June 1, 1997 to May 31, 1998..........  21.66        (0.11)         2.36         (0.07)           -             -      23.84
  June 1, 1996 to May 31, 1997..........  19.82         0.10          1.94         (0.20)           -             -      21.66
  November 1, 1995 to May 31, 1996......  17.97         0.35          1.83         (0.33)           -             -      19.82
  April 12, 1995(g) to October 31,
    1995................................  16.50         0.01          1.46             -            -             -      17.97
B SHARES
  June 1, 1998 to November 30, 1998.....  23.70            -         (1.67)            -        (0.18)            -      21.85
  June 1, 1997 to May 31, 1998..........  21.55         0.03          2.32         (0.20)           -             -      23.70
  June 1, 1996 to May 31, 1997..........  19.71        (0.06)         1.93         (0.03)           -             -      21.55
  November 1, 1995 to May 31, 1996......  17.91         0.25          1.83         (0.28)           -             -      19.71
  May 12, 1995(g) to October 31, 1995...  17.20         0.01          0.70             -            -             -      17.91
I SHARES
  June 1, 1998 to November 30, 1998.....  23.85         0.07         (1.67)            -        (0.18)            -      22.07
  June 1, 1997 to May 31, 1998..........  21.67         0.08          2.30         (0.20)           -             -      23.85
  June 1, 1996 to May 31, 1997..........  19.84         0.09          1.94         (0.20)           -             -      21.67
  November 1, 1995 to May 31, 1996......  17.99         0.14          2.04         (0.33)           -             -      19.84
  November 11, 1994(g) to October 31,
    1995................................  17.28         0.09          0.62             -            -             -      17.99

                                                                 [LOGO]
See Notes to Financial Highlights and Notes to Financial Statements

                        SELECTED DATA FOR A SHARE OUTSTANDING DURING EACH PERIOD

--------------------------------------------------------------------------------

                                        RATIOS TO AVERAGE NET ASSETS
                           ------------------------------------------------------                     PORTFOLIO       NET ASSETS AT
                            NET INVESTMENT           NET              GROSS            TOTAL          TURNOVER        END OF PERIOD
                             INCOME (LOSS)        EXPENSES         EXPENSES(a)       RETURN(b)          RATE         (000'S OMITTED)
                           -----------------   ---------------   ----------------   ------------   ---------------   ---------------

 SMALL CAP OPPORTUNITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to
    November 30, 1998....      (0.41%)(c)(d)      1.25%(c)(d)        1.36%(c)(d)      (15.51%)       22.97%(f)          $  6,415
  June 1, 1997 to May 31,
    1998.................      (0.43%)(d)         1.26%(d)           1.86%(d)          21.97%        54.98%(f)             6,870
  October 9, 1996(g) to
    May 31, 1997.........      (0.18%)(c)(d)      1.25%(c)(d)       10.51%(c)(d)       11.37%        34.45%(f)               522
B SHARES
  June 1, 1998 to
    November 30, 1998....      (1.16%)(c)(d)      2.00%(c)(d)        2.36%(c)(d)      (15.87%)       22.97%(f)             5,013
  June 1, 1997 to May 31,
    1998.................      (1.21%)(d)         2.01%(d)           3.05%(d)          21.03%        54.98%(f)             6,140
  November 8, 1996(g) to
    May 31, 1997.........      (0.99%)(c)(d)      2.06%(c)(d)       27.27%(c)(d)       13.53%        34.45%(f)               158
I SHARES
  June 1, 1998 to
    November 30, 1998....      (0.41%)(c)(d)      1.25%(c)(d)        1.34%(c)(d)      (15.54%)       22.97%(f)           244,145
  June 1, 1997 to May 31,
    1998.................      (0.40%)(d)         1.25%(d)           1.38%(d)          21.95%        54.98%(f)           284,828
  August 15, 1996(g) to
    May 31, 1997.........      (0.16%)(c)(d)      1.25%(c)(d)        1.89%(c)(d)       11.42%        34.45%(f)            77,174

 SMALL COMPANY GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
I SHARES
  June 1, 1998 to
    November 30, 1998....      (0.60%)(c)(d)      1.25%(c)(d)        1.29%(c)(d)      (16.41%)       66.00%(f)           585,309
  June 1, 1997 to May 31,
    1998.................      (0.73%)(d)         1.25%(d)           1.32%(d)          22.38%       123.36%(f)           748,269
  June 1, 1996 to May 31,
    1997.................      (0.71%)            1.24%              1.29%              5.65%       124.03%              447,580
  November 1, 1995 to May
    31, 1996.............      (0.41%)(c)         1.25%(c)           1.29%(c)          21.43%        62.06%              378,546
  November 11, 1994(g) to
    October 31, 1995.....      (0.47%)(c)         1.25%(c)           1.35%(c)          37.07%       106.55%              278,058

 INTERNATIONAL FUND
------------------------------------------------------------------------------------------------------------------------------------
A SHARES
  June 1, 1998 to
    November 30, 1998....      (0.65%)(c)(d)      1.50%(c)(d)        1.63%(c)(d)       (6.60%)      N/A(h)                 3,635
  June 1, 1997 to May 31,
    1998.................       0.44%(d)          1.47%(d)           1.75%(d)          11.20%       N/A(h)                 3,342
  June 1, 1996 to May 31,
    1997.................       0.42%(d)          1.43%(d)           1.72%(d)          10.33%        48.23%(f)             2,240
  November 1, 1995 to May
    31, 1996.............       0.92%(c)(d)       1.50%(c)(d)        2.51%(c)(d)       12.31%        14.12%(f)             1,080
  April 12, 1995(g) to
    October 31, 1995.....       0.26%(c)(d)       1.32%(c)(d)       20.95%(c)(d)        8.91%        29.41%(f)               216
B SHARES
  June 1, 1998 to
    November 30, 1998....      (0.06%)(c)(d)      2.25%(c)(d)        2.63%(c)(d)       (6.93%)      N/A(h)                 1,953
  June 1, 1997 to May 31,
    1998.................      (0.29%)(d)         2.22%(d)           2.84%(d)          10.39%       N/A(h)                 2,245
  June 1, 1996 to May 31,
    1997.................      (0.34%)(d)         2.18%(d)           2.76%(d)           9.44%        48.23%(f)             1,667
  November 1, 1995 to May
    31, 1996.............      (0.02%)(c)(d)      2.25%(c)(d)        3.11%(c)(d)       11.79%        14.12%(f)               995
  May 12, 1995(g) to
    October 31, 1995.....       0.17%(c)(d)       1.27%(c)(d)       14.57%(c)(d)        4.30%        29.41%(f)               395
I SHARES
  June 1, 1998 to
    November 30, 1998....      (0.68%)(c)(d)      1.50%(c)(d)        1.60%(c)(d)       (6.60%)      N/A(h)               261,745
  June 1, 1997 to May 31,
    1998.................       0.45%(d)          1.47%(d)           1.50%(d)          11.19%       N/A(h)               279,667
  June 1, 1996 to May 31,
    1997.................       0.40%(d)          1.43%(d)           1.44%(d)          10.27%        48.23%(f)           228,552
  November 1, 1995 to May
    31, 1996.............       0.60%(c)(d)       1.50%(c)(d)        1.52%(c)(d)       12.31%        14.12%(f)           143,643
  November 11, 1994(g) to
    October 31, 1995.....       0.54%(c)(d)       1.50%(c)(d)        1.66%(c)(d)        4.11%        29.41%(f)            91,401

                                                                 [LOGO]

 NOTES TO FINANCIAL HIGHLIGHTS (UNAUDITED)

--------------------------------------------------------------------------------

(a) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.

(b) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown (Note 3).

(c) Annualized.

(d) Includes expenses allocated from the Core Portfolio(s) in which the Fund invests.

(e) Adjusted for a five to one stock split.

(f) Portfolio turnover rate represents the activity from the Fund's investment in a single Core Portfolio.

(g) Commencement of operations.

(h) Portfolio turnover rate is not applicable as the Fund invested in more than one Core Portfolio.

                                                                 [LOGO]

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 NOTE 1. ORGANIZATION

Norwest Advantage Funds (the "Trust") is organized as a Delaware business trust and is registered as an open-end management investment company. The Trust currently has thirty-nine separate investment portfolios. These financial statements relate to twenty-six of those portfolios (individually, a "Fund" and, collectively, the "Funds"), each of which is a diversified portfolio, with the exception of Colorado Tax-Free Fund, Minnesota Intermediate Tax-Free Fund, and Minnesota Tax-Free Fund. The classes of each Fund and their respective dates of commencement of operations are as follows:

                                              A SHARES           B SHARES           C SHARES           I SHARES
                                          -----------------  -----------------  -----------------  -----------------
Stable Income Fund......................  May 2, 1996        May 17, 1996       N/A                November 11, 1994
Limited Term Government Income Fund.....  N/A                N/A                N/A                October 1, 1997
Intermediate Government Income Fund.....  May 2, 1996        May 17, 1996       N/A                November 11, 1994
Diversified Bond Fund...................  N/A                N/A                N/A                November 11, 1994
Income Fund.............................  June 9, 1987       August 5, 1993     N/A                August 2, 1993
Total Return Bond Fund..................  December 31, 1993  December 31, 1993  N/A                December 31, 1993
Strategic Income Fund...................  N/A                N/A                N/A                November 11, 1994
Limited Term Tax-Free Fund..............  N/A                N/A                N/A                October 1, 1996
Tax-Free Income Fund....................  August 1, 1989     August 6, 1993     N/A                August 2, 1993
Colorado Tax-Free Fund..................  June 1, 1993       August 2, 1993     N/A                August 23, 1993
Minnesota Intermediate Tax-Free Fund....  N/A                N/A                N/A                October 1, 1997
Minnesota Tax-Free Fund.................  January 12, 1988   August 6, 1993     N/A                August 2, 1993
Moderate Balanced Fund..................  N/A                N/A                N/A                November 11, 1994
Growth Balanced Fund....................  October 14, 1998   October 1, 1998    October 1, 1998    November 11, 1994
Aggressive Balanced-Equity Fund.........  N/A                N/A                N/A                December 2, 1997
Index Fund..............................  N/A                N/A                N/A                November 11, 1994
Income Equity Fund......................  May 2, 1996        May 2, 1996        October 1, 1998    November 11, 1994
ValuGrowth Stock Fund...................  January 8, 1988    August 5, 1993     N/A                August 2, 1993
Diversified Equity Fund.................  May 2, 1996        May 6, 1996        October 1, 1998    November 11, 1994
Growth Equity Fund......................  May 2, 1996        May 6, 1996        October 1, 1998    November 11, 1994
Large Company Growth Fund...............  October 6, 1998    October 1, 1998    N/A                November 11, 1994
Diversified Small Cap Fund..............  October 6, 1998    October 1, 1998    N/A                December 31, 1997
Small Company Stock Fund................  December 31, 1993  December 31, 1993  N/A                December 31, 1993
Small Cap Opportunities Fund............  October 9, 1996    November 8, 1996   N/A                August 15, 1996
Small Company Growth Fund...............  N/A                N/A                N/A                November 11, 1994
International Fund......................  April 12, 1995     May 12, 1995       N/A                November 11, 1994

Each share of each class represents an undivided proportionate interest in that respective Fund. A Shares are sold with a front-end sales charge to the general public. B and C Shares are sold to the general public with a contingent deferred sales charge imposed on most redemptions made within six years and one year of purchase, respectively. After a specified number of years, B Shares automatically convert to A Shares. A Shares of certain Funds and B and C Shares incur distribution expenses. I Shares, offered primarily to fiduciary, agency and custodial clients of bank trust departments, trust companies and their affiliates, are sold without a sales charge and do not incur distribution expenses.

MASTER-FEEDER AND RELATED ARRANGEMENTS--Stable Income Fund, Total Return Bond Fund, Index Fund, Income Equity Fund, Large Company Growth Fund, Small Company Stock Fund and Small Company Growth Fund each seek to achieve its investment objective by investing all its investable assets in a separate diversified portfolio (individually, a "Portfolio" and, collectively, the "Portfolios"), which has the same investment objectives and substantially similar investment policies as the Fund. The Portfolios are separate diversified investment portfolios of Core Trust (Delaware) ("Core Trust"), a registered, open-end management investment company. Small Cap Opportunities Fund seeks to achieve its investment objective by investing all its investable assets in Schroder U. S. Smaller Companies Portfolio, a separate diversified portfolio of Schroder Capital Funds ("Schroder Core"), a registered, open-end management investment company. These are commonly referred to as master-feeder arrangements. Diversified Bond Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Aggressive Balanced-Equity Fund, Diversified Equity Fund, Growth Equity Fund, Diversified Small Cap Fund and International Fund each seek to achieve its investment objective by investing all or a part of its assets in two or more Portfolios of Core Trust and Schroder Core (collectively, the "Core Portfolios). Each Core Portfolio directly acquires portfolio securities, and a Fund investing in the Core Portfolio acquires an indirect interest in those securities. The Funds account for their investment in a Core Portfolio as a partnership investment, and record daily their share of the Core Portfolio's income, expenses and realized and unrealized gain and loss. The financial statements of the Core Portfolios (other than Money Market Portfolio, in which Strategic Income Fund invests) are in this report and should be read in conjunction with the Funds' financial statements.

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

                                                                 [LOGO]

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  (CONTINUED)        NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SECURITY VALUATION--Short-term securities that mature in sixty days or less are valued at amortized cost. Equity securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and ask price is used. If no mean price is available, the last bid price is used. Fixed income and other securities, for which market quotations are readily available, are valued using the mean of the last bid and ask price provided by independent pricing services. If no mean price is available, the last bid price is used. In the absence of readily available market quotations, securities are valued at fair value determined in accordance with procedures adopted by the Board of Trustees. Valuation of securities held in the Core Portfolios is discussed in the Notes to Financial Statements of the Core Portfolios.

SECURITY TRANSACTIONS AND INTEREST AND DIVIDEND INCOME--Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. With respect to dividends on foreign securities, certain instances may arise where a Fund is not notified of a dividend until after the ex-dividend date has passed. In these instances, a dividend is recorded as soon as the Fund is informed of the dividend. Dividend income is recorded net of unrecoverable withholding tax. Interest income, including amortization of premium or accretion of discount, is recorded as earned. Identified cost of investments sold is used to determine realized gains and losses for both financial statement and federal income tax purposes. Foreign dividend and interest income amounts and realized capital gains and losses are converted to U.S. dollars using foreign exchange rates in effect at the date of the transactions.

DISTRIBUTIONS TO SHAREHOLDERS--Dividends to shareholders of net investment income, if any, are declared daily and paid monthly by Limited Term Government Income Fund, Income Fund, Total Return Bond Fund, Limited Term Tax-Free, Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Intermediate Tax-Free Fund and Minnesota Tax-Free Fund; are declared and paid monthly by Stable Income Fund and Intermediate Government Income Fund; are declared and paid quarterly by Income Equity Fund, ValuGrowth Stock Fund and Small Company Stock Fund; and are declared and paid annually by Diversified Bond Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Aggressive Balanced-Equity Fund, Index Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Diversified Small Cap Fund, Small Cap Opportunities Fund, Small Company Growth Fund and International Fund. Net capital gains, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. The timing and character of distributions made during the period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

PREMIUM AMORTIZATION AND DISCOUNT ACCRETION--Except for Stable Income Fund, Limited Term Tax-Free Fund, Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Intermediate Tax-Free Fund and Minnesota Tax-Free Fund, the premium or discount on the purchase of fixed income investments with a maturity greater than sixty days is not amortized or accreted.

FEDERAL TAXES--Each Fund intends to qualify, and continue to qualify, each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

REPURCHASE AGREEMENTS--Each Fund may invest in repurchase agreements. The Funds, through their custodian, receive delivery of the underlying collateral, whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the value of the underlying collateral at all times. In the event of default, a Fund may have difficulties with the disposition of such collateral.

EXPENSE ALLOCATION--The Trust accounts separately for the assets and liabilities and operations of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds. Expenses that are directly attributable to a class of shares are allocated to that class. Expenses of the Funds investing in the Portfolios and Schroder Core include their pro rata share of expenses from the Portfolios and Schroder Core.

ORGANIZATION COSTS--The costs incurred by certain Funds in connection with their organization and registration of shares have been capitalized and are being amortized using the straight line method over a five year period beginning on the commencement of the Fund's operations.

SECURITY LOANS--The Funds may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral equal to at least 102% of the market value of the securities loaned plus accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund.

 NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISERS--The investment adviser of each Fund and each Core Portfolio (other than Schroder U.S. Smaller Companies Portfolio, Schroder EM Core Portfolio of Schroder Core and International Portfolio of Core Trust) is Norwest Investment Management, Inc. ("Adviser"), formerly a part of, and effective June 1, 1997, a wholly owned subsidiary of Norwest Bank Minnesota, N.A. ("Norwest"). Norwest is a subsidiary of Wells Fargo & Company. The Adviser receives an annual advisory fee from each Fund based on a percentage of average daily net assets of each Fund. Refer to Exhibit A of Notes to Financial Statements for a detail listing of the fees.

Pursuant to its investment advisory agreements with each Fund or its administrative services agreement with Small Cap Opportunities Fund and International Fund, Norwest is obligated to reimburse each Fund for certain operating expenses (exclusive of interest, taxes, brokerage fees, fees and other

                                                                 [LOGO]

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  (CONTINUED)        NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH
AFFILIATES (CONTINUED)

expenses paid pursuant to any distribution plan and organization expenses, all to the extent permitted by applicable state law or regulation) which in any year exceed the limits prescribed by any state in which the Fund's shares are qualified for sale. The Funds' annual expenses are estimated and accrued daily and any related reimbursements are made monthly.

The investment adviser of Schroder U.S. Smaller Companies Portfolio, Schroder EM Core Portfolio and International Portfolio is Schroder Capital Management International Inc. ("Schroder").

Pursuant to separate agreements between the Adviser, the Trust and each of Crestone Capital Management, Inc. ("Crestone"), Galliard Capital Management, Inc. ("Galliard"), Peregrine Capital Management, Inc. ("Peregrine"), and Smith Asset Management Group L.P. ("Smith") (collectively, the "Subadvisers"), the Adviser has delegated certain of its advisory responsibilities to these Subadvisers and pays each Subadviser a fee.

Each Fund investing its assets in one or more Core Portfolios may withdraw its investments from its corresponding Core Portfolio(s) at any time if the Board determines that it is in the best interests of the Fund to do so. Accordingly, each Fund that invests in a Core Portfolio managed by the Adviser has retained the Adviser as its investment adviser. Similarly, in the event that a Fund withdraws its investment from a Core Portfolio advised by Schroder or a Subadviser, the Fund has retained Schroder and that Subadviser as an investment subadviser. Under these "dormant" investment advisory arrangements, none of Norwest, Schroder or any Subadviser receives any advisory fees with respect to a Fund as long as the Fund remains completely invested in Core Portfolio(s) or any other investment companies.

ADMINISTRATION AND DISTRIBUTION--Forum Financial Services, Inc. ("FFSI") supervises the overall management of the Trust other than investment advisory services. Forum Administrative Services, LLC ("FAdS") is the administrator to the Trust. For their services, FFSI and FAdS each currently receives a fee with respect to Limited Term Government Income Fund, Intermediate Government Income Fund, Income Fund, each Tax-Free Fixed Income Fund, ValuGrowth Stock Fund and International Fund at an annual rate of 0.05% of the Fund's average daily net assets, and with respect to each other Fund at an annual rate of 0.025% of the Fund's average daily net assets.

FAdS also serves as an administrator of the Core Portfolios (except Schroder U.S. Smaller Companies Portfolio and Schroder EM Core Portfolio ("Schroder Portfolios")) and provides services to the Core Portfolios that are similar to those provided to the Funds by FFSI and FAdS. For its services, FAdS receives a fee with respect to each Core Portfolio (other than Schroder Portfolios) at an annual rate of 0.05% of the Portfolio's average daily net assets (0.15% in the case of International Portfolio). Schroder Fund Advisors Inc. ("Schroder Advisors") serves as the administrator, and FAdS serves as the subadministrator, of Schroder Portfolios. Schroder Advisors and FAdS provide certain management and administrative services necessary for Schroder Portfolios' operations, other than the administrative services provided to the Schroder Portfolios by Schroder. For their services, Schroder Advisors receives no fee from Schroder U.S. Smaller Companies Portfolio and 0.10% from Schroder EM Core Portfolio, and FAdS receives a fee at an annual rate of 0.075% of each Schroder Portfolio's average daily net assets subject to a $25,000 minimum.

In addition, pursuant to a separate agreement, Norwest receives a fee with respect to Small Cap Opportunities Fund and International Fund at an annual rate of 0.25% of the Funds' average daily net assets. Under this agreement, Norwest is responsible for compiling data and preparing communications between the Fund and its shareholders, maintaining requisite information flows between the Fund and Schroder and monitoring and reporting to the Board on the performance of the applicable Portfolio. No fees are payable under this agreement if the Fund is not completely invested in a Portfolio.

Forum Accounting Services, LLC ("FAcS") provides portfolio accounting services to each Fund and to each Core Portfolio.

FFSI also acts as the distributor of the Shares but receives no fees for these services. FAdS and FAcS are affiliates of FFSI.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT AND CUSTODIAN--Norwest serves as the Trust's transfer agent and dividend disbursing agent. For these services, Norwest receives a fee at an annual rate of 0.25% of the average daily net assets attributable to each class of each Fund's shares. Norwest also serves as the Trust's custodian and may appoint subcustodians for foreign securities and other assets held in foreign countries. Refer to Exhibit A of Notes to the Financial Statements for a detail listing of the fees and related waivers and reimbursements.

DISTRIBUTION PLAN--The Trust has adopted a Distribution Plan (the "Plan") with respect to the A Shares of Large Company Growth Fund, Growth Balanced Fund and Diversified Small Cap Fund and the B and C Shares of each Fund currently offering B and C Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the payment to FFSI of an annual distribution service fee of 0.10% of the average daily net assets attributable to A Shares and 0.75% of the average daily net assets attributable to B and C Shares. The Plan also authorizes payment of an annual maintenance fee of 0.25% of the average daily net assets attributable to B Shares. No Fund incurred any maintenance fees during the six months ended November 30, 1998. The distribution payments, with respect to B and C Shares, are used to reimburse the distributor for commissions to brokers and interest on each Fund's outstanding balance of unreimbursed distribution charges. The Plan may be terminated by vote of a majority of a Share class' shareholders or by vote of a majority of the Board of Trustees who do not have any direct or indirect financial interest in the Plan. In the event that the Plan is terminated or not continued, at the discretion of the Board of Trustees, the Fund will continue to pay distribution service fees to FFSI (but only with respect to sales of B Shares and C Shares that occurred prior to the termination or discontinuance of the Plan) until the earlier of (a) four years after the date of termination or discontinuance or (b) such time as there exists no unreimbursed distribution charges attributable to that Fund under the Plan, as calculated pursuant to the Plan. The respective unreimbursed distribution charges at November 30, 1998 were as follows: Stable Income Fund, $11,892; Intermediate Government Income Fund, $110,900; Income Fund, $129,409; Total Return Bond Fund, $40,614; Tax-Free Income Fund, $185,869; Colorado Tax-Free Fund, $93,063; Minnesota Tax-Free Fund, $332,168; Growth Balanced Fund B Shares, $44,844; Growth Balanced Fund C Shares, $64; Income Equity Fund B Shares, $2,207,930; Income Equity Fund C Shares, $11; ValuGrowth Stock Fund, $102,889; Diversified Equity Fund B Shares, $2,868,362; Diversified Equity Fund

                                                                 [LOGO]

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  (CONTINUED)        NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH
AFFILIATES (CONTINUED)

C Shares, $570; Growth Equity Fund B Shares, $533,417; Growth Equity Fund C Shares, $413; Large Company Growth Fund B Shares, $86,914; Diversified Small Cap Fund B Shares, $4,382; Small Company Stock Fund, $108,255; Small Cap Opportunities Fund, $238,918; and International Fund, $55,503.

 NOTE 4. SECURITIES TRANSACTIONS

The following table presents the cost of purchases and proceeds from sales (including maturities) of securities (excluding short-term investments ) during the six months ended November 30, 1998, as well as the federal tax cost basis of investments, related gross unrealized appreciation and depreciation for federal income tax purposes, and the capital loss carryovers (which expire in various years through 2006) available to offset future capital gains, as of November 30, 1998:

                                                                               UNREALIZED
                                  COST OF        PROCEEDS     ---------------------------------------------        TAX
                                 PURCHASES      FROM SALES    APPRECIATION    (DEPRECIATION)       NET          COST BASIS
                                ------------   ------------   -------------   -------------   -------------   --------------
Stable Income Fund............  $          -   $          -   $    906,970    $          -    $     906,970   $  179,452,228
Limited Term Government Income
 Fund.........................    11,976,806      4,155,065      1,636,675         (95,564)       1,541,111       73,485,853
Intermediate Government Income
 Fund.........................   261,547,608    260,391,810     14,474,871        (583,678)      13,891,193      433,155,536
Diversified Bond Fund.........             -              -      7,869,960               -        7,869,960      145,007,102
Income Fund...................   302,366,435    239,151,655     10,818,766      (1,155,921)       9,662,845      349,299,631
Total Return Bond Fund........             -              -        896,516               -          896,516      107,766,210
Strategic Income Fund.........             -              -     26,930,971               -       26,930,971      228,315,772
Limited Term Tax-Free Fund....    20,926,118     13,373,637      1,466,891          (4,661)       1,462,230       62,732,414
Tax-Free Income Fund..........   179,128,173    134,257,889     20,610,702               -       20,610,702      361,588,954
Colorado Tax-Free Fund........    43,884,414     34,375,940      4,656,118         (11,015)       4,645,103       89,506,434
Minnesota Intermediate
 Tax-Free Fund................    21,060,778     16,676,120     12,685,215         (17,609)      12,667,606      204,396,025
Minnesota Tax-Free Fund.......             -              -      3,854,091          (2,648)       3,851,443       74,626,030
Moderate Balanced Fund........             -              -    102,624,392               -      102,624,392      392,455,986
Growth Balanced Fund..........             -              -    198,958,439               -      198,958,439      544,701,195
Aggressive Balanced-Equity
 Fund.........................             -              -      1,495,133               -        1,495,133       13,258,191
Index Fund....................             -              -    291,499,130               -      291,499,130      615,691,288
Income Equity Fund............             -              -    362,143,178               -      362,143,178    1,142,125,598
ValuGrowth Stock Fund.........   211,598,216    349,545,534    162,009,065     (21,246,012)     140,763,053      311,672,405
Diversified Equity Fund.......             -              -    647,051,921               -      647,051,921      992,723,406
Growth Equity Fund............             -              -    265,175,622               -      265,175,622      694,350,199
Large Company Growth Fund.....             -              -    120,928,046               -      120,928,046      243,034,095
Diversified Small Cap Fund....             -              -        993,610               -          993,610       35,535,893
Small Company Stock Fund......             -              -              -      (2,169,094)      (2,169,094)      70,693,745
Small Cap Opportunities
 Fund.........................             -              -     11,970,879               -       11,970,879      244,328,378
Small Company Growth Fund.....             -              -     36,325,128               -       36,325,128      549,454,790
International Fund............             -              -     28,059,556               -       28,059,556      240,213,938

                                  CAPITAL
                                    LOSS
                                 CARRYOVERS
                                ------------
Stable Income Fund............  $  7,054,248
Limited Term Government Income
 Fund.........................             -
Intermediate Government Income
 Fund.........................    25,886,831
Diversified Bond Fund.........             -
Income Fund...................    12,447,429
Total Return Bond Fund........             -
Strategic Income Fund.........             -
Limited Term Tax-Free Fund....             -
Tax-Free Income Fund..........     2,054,098
Colorado Tax-Free Fund........       329,272
Minnesota Intermediate
 Tax-Free Fund................             -
Minnesota Tax-Free Fund.......        97,056
Moderate Balanced Fund........             -
Growth Balanced Fund..........             -
Aggressive Balanced-Equity
 Fund.........................             -
Index Fund....................             -
Income Equity Fund............             -
ValuGrowth Stock Fund.........             -
Diversified Equity Fund.......             -
Growth Equity Fund............             -
Large Company Growth Fund.....             -
Diversified Small Cap Fund....             -
Small Company Stock Fund......             -
Small Cap Opportunities
 Fund.........................             -
Small Company Growth Fund.....             -
International Fund............             -

                                                                 [LOGO]

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)         NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 NOTE 5. PORTFOLIO SECURITIES LOANED

As of November 30, 1998, certain Funds had loaned securities in return for securities and cash collateral, which was invested in various short-term fixed income securities. Norwest receives transaction fees for providing services in connection with the securities lending program. The value of the securities on loan and the value of the related collateral were as follows:

                                       SECURITIES      COLLATERAL
                                      -------------   -------------
Limited Term Government Income
 Fund...............................  $  13,988,400   $  14,616,809
Intermediate Government Income
 Fund...............................     45,446,182      46,433,035
Income Fund.........................     49,652,450      50,931,797
ValuGrowth Stock Fund...............      59,783815      73,133,771

 NOTE 6. CONCENTRATION OF CREDIT RISK

Colorado Tax-Free Fund, Minnesota Intermediate Tax-Free Fund and Minnesota Tax-Free Fund invest substantially all their assets in debt obligations of issuers located in the states of Colorado and Minnesota, respectively. The issuers' abilities to meet their obligations may be affected by Colorado and Minnesota economic or political developments.

 NOTE 7. COMMON TRUST FUND CONVERSIONS

In September 1997, Limited Term Government Income Fund, Minnesota Intermediate Tax-Free Fund, Income Equity Fund, ValuGrowth Stock Fund, Small Company Stock Fund and Small Company Growth Fund, and in October 1998, Income Fund, Income Equity Fund and International Fund, in exchange for portfolio securities of certain common trust funds managed by Norwest, issued I Shares to the common trust funds. Immediately after the conversions, the common trust funds distributed the shares to the investors of the common trust funds and ceased operations.

 EXHIBIT A OF NOTES TO FINANCIAL STATEMENTS--EXPENSE INFORMATION

                                                                                        FEES WAIVED BY
                                                     FEES/RATES              ------------------------------------
                                          --------------------------------                 CUSTODIAN
                                               ASSET           CUSTODIAN                      AND
                                            ALLOCATION/      AND TRANSFER                  TRANSFER                 TOTAL FEES
                                              ADVISORY           AGENT         ADVISER       AGENT     FFSI/FAdS      WAIVED
                                          ----------------   -------------   -----------   ---------   ----------   ----------
Stable Income Fund......................             -            0.25%      $         -   $ 53,937    $   4,888    $   58,825
Limited Term Government Income Fund.....          0.33%           0.27%(c)        24,055     83,069       34,490       141,614
Intermediate Government Income Fund.....          0.33%           0.25%                -          -       96,624        96,624
Diversified Bond Fund...................          0.25%           0.25%          179,008     14,872       31,322       225,202
Income Fund.............................          0.50%           0.26%(c)             -    253,093       16,840       269,933
Total Return Bond Fund..................             -            0.25%                -     97,658        5,044       102,702
Strategic Income Fund...................          0.25%           0.25%          161,838     19,563       47,154       228,555
Limited Term Tax-Free Fund..............          0.50%           0.27%(c)        15,706     73,826       29,546       119,078
Tax-Free Income Fund....................          0.50%           0.26%(c)        19,305    438,676      109,597       567,578
Colorado Tax-Free Fund..................          0.50%(a)        0.27%(c)        34,827    103,387       31,754       169,968
Minnesota Intermediate Tax-Free Fund....          0.25%           0.27%(c)             -          -       75,106        75,106
Minnesota Tax-Free Fund.................          0.50%(a)        0.27%(c)        38,092     93,838       39,834       171,764
Moderate Balanced Fund..................          0.25%           0.25%          237,501     37,585       94,449       369,535
Growth Balanced Fund....................          0.25%           0.25%          325,925     46,207      137,256       509,388
Aggressive Balanced-Equity Fund.........          0.25%           0.25%           13,695      6,073        2,738        22,506
Index Fund..............................             -            0.25%                -    834,703      152,541       987,244
Income Equity Fund......................             -            0.25%                -     61,976      104,626       166,602
ValuGrowth Stock Fund...................          0.80%(b)        0.26%(c)             -    272,826      214,251       487,077
Diversified Equity Fund.................          0.25%           0.25%          546,305    207,792      373,850     1,127,947
Growth Equity Fund......................          0.25%           0.25%                -    209,574      180,801       390,375
Large Company Growth Fund...............             -            0.25%                -     26,512       31,703        58,215
Diversified Small Cap Fund..............          0.25%           0.25%           25,880     15,798        5,216        46,894
Small Company Stock Fund................             -            0.25%                -     47,431       24,434        71,865
Small Cap Opportunities Fund............             -            0.25%                -     81,111       46,113       127,224
Small Company Growth Fund...............             -            0.25%                -     30,909       93,117       124,026
International Fund......................          0.25%           0.25%                -          -       99,820        99,820

(a) For the first $300 million of average net assets of the Fund, declining to 0.42% for average net assets in excess of $700 million.

(b) For the first $300 million of average net assets of the Fund, declining to 0.72% for average net assets in excess of $700 million.

(c) In addition to the transfer agent fee, the custody fee is 0.02% for the first $100 million of average net assets of the Fund, declining to 0.01% for average net assets in excess of $200 million.

                                                                 [LOGO]

 SCHEDULES OF INVESTMENTS (UNAUDITED)                          NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                           STABLE INCOME FUND
-----------------------------------------------------------------
          N/A   Stable Income Portfolio of Core Trust
                  (Delaware)(i)                           $   180,359,198
                                                          ---------------
TOTAL INVESTMENTS (100.0%) (COST $179,452,228)            $   180,359,198
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                   LIMITED TERM GOVERNMENT INCOME FUND
-----------------------------------------------------------------
GOVERNMENT AGENCY BONDS & NOTES (26.8%)
FHLB (12.3%)
    2,000,000   5.13%, 9/15/03                            $     2,009,540
    5,000,000   6.37%, 4/9/01                                   5,162,950
    2,000,000   5.63%, 3/19/01                                  2,034,500
                                                          ---------------

TOTAL FHLB (COST $9,017,273)                                    9,206,990
                                                          ---------------
FHLMC (3.0%)
    2,000,000   7.10%, 4/10/07 (cost $2,150,195)                2,233,220
                                                          ---------------
FNMA (11.5%)
    2,000,000   6.85%, 4/5/04                                   2,164,660
    3,000,000   7.35%, 3/28/05                                  3,347,010
    3,000,000   6.00%, 5/15/08(d)                               3,159,060
                                                          ---------------

TOTAL FNMA (COST $8,348,326)                                    8,670,730
                                                          ---------------
TOTAL GOVERNMENT AGENCY BONDS & NOTES (COST $19,515,794)       20,110,940
                                                          ---------------
MORTGAGE BACKED SECURITIES (15.6%)
FNMA (6.6%)
    4,894,935   Pool 401770, 6.50%, 7/28/06 (cost
                  $4,760,592)                                   4,931,647
                                                          ---------------
GNMA (9.0%)
    3,258,433   Pool 22036, 8.00%, 5/17/03                      3,378,604
    3,298,200   Pool 455464, 7.50%, 1/12/05                     3,410,536
                                                          ---------------
TOTAL GNMA (COST $6,762,758)                                    6,789,140
                                                          ---------------
TOTAL MORTGAGE BACKED SECURITIES (COST $11,523,350)            11,720,787
                                                          ---------------
U.S. TREASURY NOTES (52.6%)
    3,000,000   5.88%, 11/15/99                                 3,033,330
    3,000,000   5.63%, 11/30/00                                 3,059,760
    2,000,000   5.75%, 4/30/03                                  2,086,800
    3,000,000   6.00%, 8/15/00                                  3,067,440
    2,000,000   6.25%, 4/30/01                                  2,074,500
    6,000,000   6.25%, 1/31/02(d)                               6,279,120
    4,000,000   6.25%, 8/31/02                                  4,214,560
    1,500,000   6.63%, 3/31/02                                  1,590,285
    3,000,000   6.63%, 4/30/02                                  3,183,960
    4,000,000   7.00%, 7/15/06(d)                               4,550,480
    2,000,000   7.50%, 2/15/05                                  2,291,300
    4,000,000   8.88%, 2/15/99                                  4,033,760
                                                          ---------------

TOTAL U.S. TREASURY NOTES (COST $38,716,767)                   39,465,295
                                                          ---------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
             LIMITED TERM GOVERNMENT INCOME FUND (continued)
-----------------------------------------------------------------
SHORT TERM HOLDINGS (5.0%)
       69,036   Dreyfus Cash Management Fund              $        69,036
    3,660,906   Norwest U.S. Government Fund                    3,660,906
                                                          ---------------

TOTAL SHORT TERM HOLDINGS (COST $3,729,942)                     3,729,942
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $73,485,853)             $    75,026,964
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                   INTERMEDIATE GOVERNMENT INCOME FUND
-----------------------------------------------------------------
DISCOUNT NOTES (2.2%)
   10,000,000   FHLMC, 5.00%, 12/1/98 (cost $10,000,000)  $    10,000,000
                                                          ---------------
GOVERNMENT AGENCY BONDS & NOTES (20.7%)
FHLB (7.4%)
   10,000,000   5.13%, 9/15/03                                 10,047,700
    5,000,000   7.59%, 3/10/05                                  5,638,000
    9,000,000   6.41%, 10/11/05                                 9,631,710
    7,000,000   6.44%, 12/12/11                                 7,664,580
                                                          ---------------

TOTAL FHLB (COST $31,620,541)                                  32,981,990
                                                          ---------------
FHLMC (3.5%)
    4,000,000   8.07%, 1/27/05                                  4,601,200
   10,000,000   7.10%, 4/10/07                                 11,166,100
                                                          ---------------

TOTAL FHLMC (COST $15,340,950)                                 15,767,300
                                                          ---------------
FNMA (7.5%)
   10,000,000   6.50%, 7/16/07(d)                              10,761,400
   21,500,000   6.00%, 5/15/08(d)                              22,639,930
                                                          ---------------

TOTAL FNMA (COST $32,511,407)                                  33,401,330
                                                          ---------------
SLMA (0.3%)
    1,000,000   SLMA, 9.15%, 12/1/04 (cost $1,171,875)          1,208,820
                                                          ---------------
OTHER (2.0%)
    8,500,000   TVA, 6.00%, 3/15/13 (cost $8,909,530)           8,890,150
                                                          ---------------

TOTAL GOVERNMENT AGENCY BONDS & NOTES (COST $89,554,303)
                                                               92,249,590
                                                          ---------------
MORTGAGE BACKED SECURITIES (24.7%)
FAMC (5.3%)
    6,183,121   Series AS-1006-1, 7.49% V/R, 1/25/12            6,726,079
    4,387,551   Series BA-1001-1, 6.92% V/R, 1/25/03            4,528,777
    3,101,832   Series CS-1001-1, 7.19% V/R, 7/25/01            3,193,919
    8,700,028   Series CS-1010-1, 7.42% V/R, 7/25/02            9,129,591
                                                          ---------------

TOTAL FAMC (COST $22,853,243)                                  23,578,366
                                                          ---------------
FHLMC (9.5%)
   14,850,000   Gold Pool C00680, 6.00%, 11/1/28               14,678,335
   19,364,074   Gold Pool C80461, 7.00%, 12/1/26               19,781,563

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
             INTERMEDIATE GOVERNMENT INCOME FUND (continued)
-----------------------------------------------------------------

MORTGAGE BACKED SECURITIES (continued)
FHLMC (continued)

    7,744,436   Gold Pool D70924, 6.50%, 5/1/26           $     7,809,799
                                                          ---------------

TOTAL FHLMC (COST $41,139,551)                                 42,269,697
                                                          ---------------
FNMA (6.6%)
    4,920,846   Pool 73806, 7.30%, 12/1/11                      5,316,040
   14,572,872   Pool 412682, 6.00%, 3/1/28                     14,395,229
    9,858,389   Pool 429182, 6.50%, 5/1/28                      9,932,327
                                                          ---------------
TOTAL FNMA (COST $28,839,257)                                  29,643,596
                                                          ---------------
GNMA (3.3%)
   14,264,430   Pool 445071, 7.50%, 1/15/27 (cost
                  $14,268,887)                                 14,750,276
                                                          ---------------

TOTAL MORTGAGE BACKED SECURITIES (COST $107,100,937)          110,241,935
                                                          ---------------
U.S. TREASURY OBLIGATIONS (47.8%)
U.S. TREASURY NOTE
    9,000,000   8.00%, 5/15/01(d)                               9,698,310
   12,500,000   7.50%, 11/15/01                                13,480,000
   15,000,000   7.50%, 5/15/02                                 16,339,800
   12,000,000   6.00%, 7/31/02                                 12,539,280
    5,000,000   6.25%, 8/31/02                                  5,268,200
   10,000,000   7.25%, 8/15/04(d)                              11,251,800
   23,000,000   7.88%, 11/15/04                                26,689,890
    7,500,000   7.50%, 2/15/05                                  8,592,375
   12,000,000   10.75%, 8/15/05                                16,051,200
   26,000,000   6.88%, 5/15/06                                 29,347,240
   21,000,000   7.00%, 7/15/06                                 23,890,020
   17,000,000   6.50%, 10/15/06                                18,839,400
    7,000,000   6.63%, 5/15/07(d)                               7,863,590
    3,000,000   6.13%, 8/15/07(d)                               3,270,990
   10,000,000   5.63%, 5/15/08(d)                              10,636,600
                                                          ---------------

TOTAL U.S. TREASURY OBLIGATIONS (COST $205,703,787)           213,758,695
                                                          ---------------
SHORT TERM HOLDINGS (4.6%)
   20,796,509   Norwest U.S. Government Fund (cost
                  $20,796,509)                                 20,796,509
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $433,155,536)            $   447,046,729
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                          DIVERSIFIED BOND FUND
-----------------------------------------------------------------
          N/A   Managed Fixed Income Portfolio of Core
                  Trust (Delaware)(i)                     $    76,174,638
          N/A   Positive Return Portfolio of Core Trust
                  (Delaware)(i)                                51,242,266
          N/A   Strategic Value Bond Portfolio of Core
                  Trust (Delaware)(i)                          25,460,158
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $145,007,102)            $   152,877,062
                                                          ---------------
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                               INCOME FUND
-----------------------------------------------------------------
ASSET BACKED SECURITIES (6.0%)
    4,998,518   First Plus Home Loan Trust, Series
                  1996-2 A5, 7.47%, 2/20/11               $     5,171,767
    3,784,440   First USA Consumer Trust, Class A.
                  6.50%, 9/15/02                                3,790,355
    7,000,000   Green Tree Financial Corp., Series
                  1997-6 A7, 7.14%, 1/15/29                     7,644,490
    5,000,000   Premier Auto Trust, Series 1998-2 A3,
                  5.77%, 1/6/02                                 5,046,800
                                                          ---------------

TOTAL ASSET BACKED SECURITIES (COST $20,774,565)               21,653,412
                                                          ---------------
CORPORATE BONDS & NOTES (55.1%)
    3,000,000   AEP Resources, Inc., 6.50% 12/1/03(b)           3,024,090
    6,000,000   AMBAC, Inc., 9.38% 8/1/11                       7,975,200
    2,500,000   Alabama Power Co., 5.35% 11/15/03               2,501,000
      300,000   American Express Credit, 7.38% 2/1/99             301,010
    6,000,000   American Home Products Corp., 7.25%
                  3/1/23                                        6,767,700
    3,100,000   Amoco Canada, 7.25%, 12/1/02                    3,338,111
    3,000,000   Associates Corp of North America, 6.25%,
                  11/1/08                                       3,093,660
    4,000,000   Bank of Boston Corp., 6.63%, 12/1/05            4,180,520
    3,000,000   Bayerische Landesbank, New York, 6.20%,
                  2/9/06                                        3,088,890
    3,500,000   CIT Group, Inc., 5.91%, 11/23/05                3,525,725
      100,000   Central Power & Light Corp., 6.63%,
                  7/1/05                                          105,682
      100,000   Citigroup, Inc., 8.63%, 2/1/07                    117,934
    4,550,000   Clear Channel Communications, Inc.,
                  7.25%, 10/15/27                               4,495,218
    3,000,000   Colgate-Palmolive Co., 5.58%, 11/6/08           3,038,610
    5,000,000   Connecticut Light & Power, 7.88%, 6/1/01        5,235,350
      100,000   Countrywide Funding Corp., 6.05%, 3/1/01          100,009
    2,000,000   Dean Witter Discover & Co., 6.75%,
                  1/1/16                                        2,123,460
    4,800,000   Dillard Department Stores, Inc., 9.13%,
                  8/1/11                                        5,908,272
    1,420,000   Eli Lilly & Co., 6.25%, 3/15/03                 1,486,996
    1,500,000   Flowers Industries, Inc., 7.15%, 4/15/28        1,582,035
    3,000,000   Ford Motor Credit Co., 7.00%, 9/25/01           3,122,520
      305,000   GTE North, Inc., 5.50%, 2/15/99                   305,241
    6,000,000   General Electric Capital Corp., 8.70%,
                  2/15/03                                       6,787,260
    3,000,000   General Motors Acceptance Corp., 5.75%,
                  11/10/03                                      3,024,180
       50,000   Great Atlantic & Pacific Tea, 7.70%,
                  1/15/04                                          51,263
    3,000,000   Gruma SA de CV, 7.63%, 10/15/07                 2,746,050
    3,000,000   Hilton Hotels Corp., 7.50%, 12/15/17            2,868,570
      700,000   Imperial Oil Ltd., 8.30%, 8/20/01                 753,627
      200,000   Kentucky Utility, 5.95%, 6/15/00                  202,678
    5,000,000   Key Bank N.A., 6.50%, 4/15/08                   5,331,600
    1,200,000   Lehman Brothers Holdings, 6.63%,
                  12/27/02                                      1,206,912
    7,000,000   Lehman Brothers Holdings, 8.50%, 8/1/15         7,715,050
       50,000   Louisiana Power & Light, 7.50%, 1/1/02             50,358
      250,000   McDonald's Corp., 7.38%, 7/15/02                  252,690
    6,800,000   Merck & Co., Inc., 6.40%, 3/1/28(d)             7,330,128
    4,000,000   Merrill Lynch & Co., Inc., 6.88%,
                  11/15/18                                      4,212,200

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                         INCOME FUND (continued)
-----------------------------------------------------------------

CORPORATE BONDS & NOTES (continued)

      250,000   Midland Bank plc, 6.95%, 3/15/11          $       265,260
      500,000   Morgan Guaranty Trust Co., 7.38%, 2/1/02          530,530
    5,000,000   Motorola, Inc., 6.50%, 11/15/28                 5,161,200
    4,650,000   Nabisco, Inc., 7.05%, 7/15/07                   4,760,856
    2,000,000   Nabisco, Inc., 7.55%, 6/15/15                   2,013,080
      150,000   National Rural Utilities, 6.50%, 9/15/02          157,210
    3,000,000   National Rural Utilities, 5.00%, 10/1/02        2,983,290
    5,000,000   NationsBank Corp., 7.80%, 9/15/16               5,842,000
      140,000   New York Telephone Co., 6.13%, 1/15/10            145,072
    3,000,000   News America Holdings, 8.88%, 4/26/23           3,665,460
      250,000   Northern Illinois Gas, 5.88%, 5/1/00              250,113
      400,000   Ohio Bell Telephone Co., 5.75%, 5/1/00            402,936
    5,000,000   Oracle Corp., 6.72%, 2/15/04                    5,219,350
    5,000,000   PNC Bank Corp., 6.50%, 5/1/08                   5,258,200
      585,000   Pennsylvania Power & Light Co., 6.88%,
                  3/1/04                                          629,413
      100,000   Philip Morris, Inc., 6.00%, 7/15/01               101,244
    2,000,000   Premark International, Inc., 6.88%,
                  11/15/08                                      2,038,100
    3,000,000   Province of British Columbia, 5.38%,
                  10/29/08                                      2,994,150
    3,000,000   Province of Ontario, 5.50%, 10/1/08             3,022,410
       85,000   RJR Nabisco, Inc., 8.75%, 8/15/05                  87,708
       15,000   Republic of Italy, 6.00%, 9/27/03                  15,453
    7,000,000   Royal Caribbean Cruises, 7.25%, 8/15/06         7,143,430
      200,000   Southwest Airlines, 7.88%, 9/1/07                 228,566
      100,000   Southwest Bell Telephone, 6.63%, 7/15/07          107,418
    1,500,000   Sprint Capital Corp., 6.88%, 11/15/28           1,579,875
      100,000   Time Warner Entertainment, 7.25%, 9/1/08          109,419
    7,000,000   Tosco Corp., 7.8%, 1/1/27                       7,948,570
    1,500,000   Toyota Motor Credit Corp., 5.63%,
                  11/13/03                                      1,517,010
    4,500,000   Tyco International Group, 5.88%,
                  11/1/04(b)                                    4,483,125
       65,000   WMC Finance USA, 6.50%, 11/15/03                   67,213
      800,000   Wachovia Corp., 7.00%, 12/15/99                   812,672
    5,000,000   Wal-Mart Stores, Inc., 9.10%, 7/15/00           5,315,700
    4,500,000   Walt Disney Co., 5.25%, 12/1/03                 4,513,725
    3,500,000   Wisconsin Power & Light, 5.70%, 10/15/08        3,560,480
    3,800,000   Worldcom, Inc., 6.40%, 8/15/05(d)               3,952,456
    3,000,000   Yorkshire Power Finance, 6.15%,
                  2/25/03(d)                                    3,027,810
                                                          ---------------

TOTAL CORPORATE BONDS & NOTES (COST $192,555,122)             197,860,303
                                                          ---------------
GOVERNMENT AGENCY BONDS & NOTES (4.7%)
FFCB (0.1%)
      250,000   6.28%, 1/22/01 (cost $249,531)                    257,017
                                                          ---------------
FHLMC (0.1%)
      205,000   7.13%, 7/21/99                                    207,688
      100,000   7.05%, 6/8/05                                     102,594
                                                          ---------------

TOTAL FHLMC (COST $303,738)                                       310,282
                                                          ---------------
FNMA (2.4%)
      250,000   7.08%, 5/6/02                                     252,145
    8,000,000   6.00%, 5/15/08                                  8,424,160
                                                          ---------------

TOTAL FNMA (COST $8,894,765)                                    8,676,305
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                         INCOME FUND (continued)
-----------------------------------------------------------------

GOVERNMENT AGENCY BONDS & NOTES (continued)

SLMA (0.3%)
      500,000   6.05%, 9/14/00                            $       509,930
      705,000   6.00%, 1/16/01                                    705,416
                                                          ---------------

TOTAL SLMA (COST $1,199,609)                                    1,215,346
                                                          ---------------
TVA (1.8%)
    6,000,000   6.00%, 3/15/13 (cost $6,289,080)                6,275,400
                                                          ---------------

TOTAL GOVERNMENT AGENCY BONDS & NOTES (COST $16,936,723)
                                                               16,734,350
                                                          ---------------
MORTGAGE BACKED SECURITIES (6.9%)
FHLMC (4.5%)
    8,068,364   Pool C80461, 7.00%, 1/19/05                     8,242,318
    7,744,436   Pool D70924, 6.50%, 4/28/06                     7,809,799
                                                          ---------------

TOTAL FHLMC (COST $15,348,309)                                 16,052,117
                                                          ---------------
FNMA (2.4%)
        2,385   Pool 303414, 6.50%, 7/1/02                          2,418
    8,930,720   Pool 398325, 6.00%, 7/3/07                      8,821,854
                                                          ---------------

TOTAL FNMA (COST $8,640,060)                                    8,824,272
                                                          ---------------

TOTAL MORTGAGE BACKED SECURITIES (COST $23,988,369)            24,876,389
                                                          ---------------
MUNICIPAL NOTES (1.2%)
    4,000,000   Denver, CO, City and County SD #1,
                  Educational Facilities RV, Taxable
                  Pension, School Facilities Lease,
                  AMBAC insured, 6.49%, 12/15/02 (cost
                  $4,000,000)                                   4,167,800
                                                          ---------------
U.S. TREASURY OBLIGATIONS (25.2%)
U.S. TREASURY BONDS (8.3%)
    6,500,000   10.75%, 5/15/03                                 8,046,415
    5,000,000   9.88%, 11/15/15                                 7,627,500
    3,000,000   8.88%, 2/15/19(d)                               4,305,600
    8,700,000   6.13%, 11/15/27(d)                              9,826,389
                                                          ---------------

TOTAL U.S. TREASURY BONDS (COST $28,194,484)                   29,805,904
                                                          ---------------
U.S. TREASURY NOTES (16.9%)
    1,000,000   5.75%, 11/15/00                                 1,021,440
    3,500,000   7.88% 8/15/01(d)                                3,786,370
    2,000,000   6.25%, 10/31/01                                 2,086,740
    5,500,000   6.00%, 7/31/02                                  5,747,170
    4,000,000   11.88%, 11/15/03                                5,241,040
    4,000,000   7.25%, 8/15/04                                  4,500,720
    3,000,000   7.50%, 2/15/05                                  3,436,950
    3,000,000   7.00%, 7/15/06(d)                               3,412,860
    5,000,000   6.50%, 10/15/06                                 5,541,000
   10,000,000   6.63%, 5/15/07(d)                              11,233,700
   11,800,000   5.63%, 5/15/08(d)                              12,551,188

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                         INCOME FUND (continued)
-----------------------------------------------------------------

U.S. TREASURY OBLIGATIONS (continued)
U.S. TREASURY NOTES (continued)

    2,000,000   4.75%, 11/15/08(d)                        $     2,003,100
                                                          ---------------
TOTAL U.S. TREASURY NOTES (COST $59,548,328)                   60,562,278
                                                          ---------------

TOTAL U.S. TREASURY OBLIGATIONS (COST $87,742,812)             90,368,182
                                                          ---------------
SHORT TERM HOLDINGS (0.9%)
    3,302,040   Norwest Cash Investment Fund (cost
                  $3,302,040)                                   3,302,040
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $349,299,631)            $   358,962,476
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                         TOTAL RETURN BOND FUND
-----------------------------------------------------------------
          N/A   Strategic Value Bond Portfolio of Core
                  Trust (Delaware)(i)                     $   108,662,726
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $107,766,210)            $   108,662,726
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                          STRATEGIC INCOME FUND
-----------------------------------------------------------------
          N/A   Stable Income Portfolio of Core Trust
                  (Delaware)(i)                           $    38,258,135
          N/A   Managed Fixed Income Portfolio of Core
                  Trust (Delaware)(i)                          66,302,242
          N/A   Positive Return Bond Portfolio of Core
                  Trust (Delaware)(i)                          44,523,287
          N/A   Strategic Value Bond Portfolio of Core
                  Trust (Delaware)(i)                          22,159,913
          N/A   Index Portfolio of Core Trust
                  (Delaware)(i)                                14,378,537
          N/A   Income Equity Portfolio of Core Trust
                  (Delaware)(i)                                14,295,307
          N/A   Disciplined Growth Portfolio of Core
                  Trust (Delaware)(i)                           2,851,404
          N/A   Large Company Growth Portfolio of Core
                  Trust (Delaware)(i)                          11,742,056
          N/A   Small Cap Index Portfolio of Core Trust
                  (Delaware)(i)                                 1,161,676
          N/A   Small Company Stock Portfolio of Core
                  Trust (Delaware)(i)                             938,660
          N/A   Small Cap Value Portfolio of Core Trust
                  (Delaware)(i)                                   929,003
          N/A   Small Company Value Portfolio of Core
                  Trust (Delaware)(i)                           1,375,678
          N/A   Small Company Growth Portfolio of Core
                  Trust (Delaware)(i)                           1,377,590
          N/A   International Portfolio of Core Trust
                  (Delaware)(i)                                 8,578,176
          N/A   Schroder EM Core Portfolio of Schroder
                  Capital Funds(i)                                103,645
          N/A   Money Market Portfolio of Core Trust
                  (Delaware)(i)                                25,488,505
                                                          ---------------

TOTAL INVESTMENTS IN CORE                                     254,463,814
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                    STRATEGIC INCOME FUND (continued)
-----------------------------------------------------------------
U.S. TREASURY OBLIGATIONS
      810,000   U.S. Treasury Bill, 3.80%, 9/16/99        $       782,929
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $228,315,772)            $   255,246,743
                                                          ---------------
                                                          ---------------
FINANCIAL FUTURES CONTRACTS(e)

  POSITION      CONTRACTS               INDEX              UNREALIZED GAIN
-------------   ---------   -----------------------------  ---------------
Long                  48    S&P 500 Futures,
                              Expiring December 18, 1998
                              (notional value
                              $13,950,000)                 $     1,814,400
Short                 99    U.S. Treasury Futures,
                              Expiring December 21, 1998
                              (notional value
                              $11,784,093)                         321,750
                                                           ---------------
                                                           $     2,136,150
                                                           ---------------
                                                           ---------------

---------------------------------------------------------
               LIMITED TERM TAX-FREE FUND
---------------------------------------------------------
MUNICIPAL BONDS (94.4%)
ALABAMA (1.6%)
    1,000,000   Birmingham  $                   1,003,060
                Jefferson,
                  AL,
                  Civic
                  Center
                Authority
                  Special
                  Tax
                  Bonds,
                  Series
                  B,
                  7.10%,
                  1/1/01
                                          ---------------
ALASKA (4.3%)
    1,750,000   North                           1,393,595
                  Slope
                  Boro,
                  AK, GO
                  Bonds,
                  Capital
                  Appreciation,
                  Series B,
                  MBIA insured,
                  0.00%
                  (4.80%
                effective
                  yield),
                  6/30/04
    2,000,000   North                           1,386,980
                  Slope
                  Boro,
                  AK, GO
                  Bonds,
                  Capital
                  Appreciation,
                  Series B,
                  MBIA insured,
                  0.00%
                  (4.50%
                effective
                  yield),
                  6/30/07
                                          ---------------
                                                2,780,575
                                          ---------------
ARIZONA (3.3%)
      885,000   Maricopa                          914,028
                  County,
                  AZ,
                  IDA,
                  MFHR
                  Bonds,
                Advantage
                  Point
                Projects,
                  Series
                  A,
                  5.75%,
                  7/1/01
    1,155,000   Mesa, AZ,                       1,182,166
                  IDA,
                  Healthcare
                  Facilities
                  RV,
                  Western
                  Health
                  Network
                  B-1,
                  BIG
                 insured,
                  7.50%,
                  1/1/04
                                          ---------------
                                                2,096,194
                                          ---------------
CALIFORNIA (1.4%)
      755,000   Hayward,                          890,900
                  CA,
                 Hospital
                  RV,
                  Saint
                  Rose
                Hospital,
                  10.00%,
                  10/1/04
                                          ---------------
COLORADO (9.2%)
      200,000   Boulder                           205,864
                  County,
                  CO,
                 Hospital
                  RV,
                 Longmont
                  United
                 Hospital
                 Project,
                  4.80%,
                  12/1/03
      385,000   Boulder                           401,501
                  County,
                  CO,
                 Hospital
                  RV,
                 Longmont
                  United
                 Hospital
                 Project,
                  5.00%,
                  12/1/05
      500,000   Colorado                          504,050
                  Health
                  Facilities
                  Authority
                  RV,
                Steamboat
                  Springs
                  Health,
                  5.30%,
                  9/15/09

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                 LIMITED TERM TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
COLORADO (continued)

      585,000   Colorado Health Facilities Authority RV,
                  National Jewish Medical & Research
                  Center, 4.80%, 1/1/05                   $       597,513
      250,000   Colorado HFA, SFM RV, Series C, 5.00%,
                  5/1/05                                          256,052
       75,000   Colorado HFA, SFM RV, Series D-I,
                  remarketed 7/15/94, 6.25%, 12/1/01               77,673
       95,000   Colorado HFA, SFM RV, Series D-II,
                  remarketed 11/15/97, 6.38%, 12/1/01              98,416
      355,000   Denver, CO, City & County RV, Helen G.
                  Bonfils Foundation Project, Series B,
                  9.50%, 12/1/01                                  411,693
      220,000   Denver West Metropolitan District, CO,
                  GO Bonds, Series B, 4.90%, 12/1/03              226,094
      205,000   Denver West Metropolitan District, CO,
                  GO Bonds, Series B, 5.00%, 12/1/04              211,591
      290,000   Denver West Metropolitan District, CO,
                  GO Bonds, Series B, 5.20%, 12/1/06              302,586
    1,250,000   Larimer County, CO, SD #R1, Poudre
                  Education Facilities COP, Colorado
                  Association School Board Lease,
                  10.00%, 12/1/01                               1,470,588
    1,070,000   Teller County, CO, COP, 5.50%, 12/1/09          1,153,011
                                                          ---------------
                                                                5,916,632
                                                          ---------------
FLORIDA (2.8%)
      235,000   Bradford County, FL, Health Facilities
                  Authority RV, Sante Fe Healthcare
                  Facilities Project, 6.00%, 11/15/09             256,846
      460,000   Broward County, FL, Resource Recovery
                  RV, SES Broward Co. LP South Project,
                  7.95%, 12/1/08                                  490,507
    1,340,000   Plantation, FL, Water & Sewer RV,
                  Capital Appreciation, MBIA insured,
                  0.00% (5.68% effective yield), 3/1/03         1,073,179
                                                          ---------------
                                                                1,820,532
                                                          ---------------
IDAHO (0.8%)
      500,000   Pocatello, ID, IDA, Allocation Tax
                  Increment Bonds, Series B, 7.25%,
                  12/1/08                                         524,455
                                                          ---------------
ILLINOIS (8.0%)
    1,030,000   Des Plaines, IL, Hospital Facilities RV,
                  Holy Family Hospital, MBIA insured,
                  10.63%, 1/1/03, P/R 7/1/02 @ 100              1,172,985
      425,000   Illinois EFA RV, Chicago College of
                  Osteopathic Medicine, 8.75%, 7/01/05            502,380
      845,000   Illinois Health Facilities RV, Mercy
                  Hospital Project, 7.10%, 6/1/09                 969,316
      430,000   Illinois Health Facilities Authority RV,
                  Alexian Brothers Medical Center
                  Project, 7.00%, 1/1/03                          458,333
    1,000,000   Kane, Cook & Du Page Counties, IL, GO
                  Bonds, SD #46, FSA insured, 7.90%,
                  1/1/04                                        1,173,560
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                 LIMITED TERM TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
ILLINOIS (continued)

      500,000   Metropolitan Pier & Exposition
                  Authority, IL, Dedicated State Tax RV,
                  McCormick Place Expansion Project,
                  Series A, AMBAC insured, 4.90%,
                  12/15/03                                $       523,260
       75,000   Waukegan, IL, Board Libor Trustees,
                  Economic Development RV, Libor
                  Building Notes, 9.00%, 1/1/99                    75,328
       80,000   Waukegan, IL, Board Libor Trustees,
                  Economic Development RV, Libor
                  Building Notes, 9.00%, 1/1/00                    84,078
       85,000   Waukegan, IL, Board Libor Trustees,
                  Economic Development RV, Libor
                  Building Notes, 8.00%, 1/1/01                    91,286
       95,000   Waukegan, IL, Board Libor Trustees,
                  Economic Development RV, Libor
                  Building Notes, 7.50%, 1/1/02                   103,621
                                                          ---------------
                                                                5,154,147
                                                          ---------------
KANSAS (3.4%)
    1,860,000   Kansas City, KS, Water & Electric RV,
                  5.50%, 9/1/07                                 1,965,313
      185,000   Lawrence, KS, Hospital RV, Lawrence
                  Memorial Hospital, 5.00%, 7/1/04                193,184
                                                          ---------------
                                                                2,158,497
                                                          ---------------
LOUISIANA (0.6%)
      365,000   Louisiana Public Facilities Authority,
                  MFHR Bonds, Edgewood Apartments, FNMA
                  insured, 5.70%, 6/1/05                          384,144
                                                          ---------------
MAINE (0.7%)
      445,000   State Street Housing Preservation Corp.,
                  ME, MFHR Bonds, Project Acquisition,
                  100 State Street, Series A, HUD
                  Section 8 LOC, 7.20%, 1/1/02                    469,270
                                                          ---------------
MICHIGAN (10.9%)
      570,000   Battle Creek, MI, Economic Development
                  RV, Kellogg Co. Project, remarketed
                  8/1/97, 5.13%, 2/1/09                           593,183
    1,030,000   Detroit, MI, Sewer Disposal RV, 7.10%,
                  12/15/09                                      1,195,634
      300,000   Lakeview, MI, Community SD, GO Bonds,
                  FGIC insured, 6.50%, 5/1/05                     341,262
      305,000   Lakeview, MI, Community SD, GO Bonds,
                  FGIC insured, 6.50%, 5/1/06                     350,881
      395,000   Merrill, MI, Community SD, GO Bonds,
                  FGIC insured, 6.50%, 5/1/05                     448,613
      970,000   Michigan State Hospital Finance
                  Authority RV, Charity Obligations,
                  Series D, 4.80%, 11/1/17                        996,607
    1,730,000   Michigan State Hospital Finance
                  Authority RV, Harper-Grace Hospitals,
                  7.13%, 5/1/09                                 1,996,662

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                 LIMITED TERM TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
MICHIGAN (continued)

    2,305,000   Romulus, MI, Community SD, GO Bonds,
                  Capital Appreciation, Series II, FGIC
                  insured, 0.00% (4.95% effective
                  yield), 5/1/22                          $       591,186
      450,000   Schoolcraft, MI, Community SD, GO Bonds,
                  FGIC insured, 6.50%, 5/1/04                     504,891
                                                          ---------------
                                                                7,018,919
                                                          ---------------
MINNESOTA (1.7%)
      750,000   Minneapolis, MN, Temporary Package Ramp,
                  Transportation RV, Series A, 4.75%,
                  6/1/00                                          750,217
      160,000   St. Cloud, MN, COP, 5.00%, 12/1/03                163,835
      170,000   St. Cloud, MN, COP, 5.10%, 12/1/04                174,774
                                                          ---------------
                                                                1,088,826
                                                          ---------------
MISSOURI (2.8%)
    1,115,000   Madison County, MO, Hospital RV, Series
                  A, 7.70%, 10/1/18                             1,388,019
      420,000   St. Louis, MO, Regional Convention &
                  Sports Complex Authority RV, Series C,
                  7.75%, 8/15/01                                  437,543
                                                          ---------------
                                                                1,825,562
                                                          ---------------
NEBRASKA (2.2%)
    1,000,000   Supply RV, Nebraska Public Gas Agency
                  Project, Series C, AMBAC insured,
                  4.00%, 9/1/07                                   982,910
      415,000   Nebraska Investment Finance Authority,
                  Hospital RV, Great Plains Regional
                  Medical Center Project, 4.80%,
                  11/15/04                                        428,994
                                                          ---------------
                                                                1,411,904
                                                          ---------------
NEVADA (1.7%)
    1,000,000   Clark County, NV, Flood Control, GO
                  Bonds, AMBAC insured, 6.10%, 11/1/02          1,072,230
                                                          ---------------
NEW YORK (8.3%)
      235,000   New York, NY, GO Bonds, Series F, 5.00%,
                  8/1/03                                          244,146
    1,500,000   New York, NY, GO Bonds, Series E, MBIA
                  insured, 6.00%, 8/1/03                        1,630,860
      485,000   New York State Dorm Authority RV,
                  Capital Appreciation, Series A, FSA
                  insured, 0.00% (5.29% effective
                  yield), 7/1/05                                  349,147
    1,700,000   New York State HFA, EFA RV, State
                  University Construction, ETM USG COLL,
                  6.50%, 11/1/06                                1,853,187
      500,000   Syracuse, NY, IDA, PILOT RV, 5.13%,
                  10/15/02                                        518,815
      670,000   Westchester County, NY, IDA RV, AGR
                  Realty Co. Project, 5.75%, 1/1/02               697,182
                                                          ---------------
                                                                5,293,337
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                 LIMITED TERM TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)

NORTH CAROLINA (1.2%)
      700,000   North Carolina Municipal Power Agency
                  #1, Catawba Electric RV, 5.90%, 1/1/03  $       746,333
                                                          ---------------
OHIO (3.0%)
    1,285,000   Akron, OH, Sports Facilities COP,
                  Municipal Baseball Stadium Project,
                  0.00% (5.32% effective yield), 12/1/01        1,125,583
      230,000   Akron, OH, Sports Facilities COP,
                  Municipal Baseball Stadium Project,
                  0.00% (6.50% effective yield), 12/1/07          224,800
      460,000   Ohio State Building Authority RV, Toledo
                  Government Office Building, 10.13%,
                  10/1/06                                         546,457
                                                          ---------------
                                                                1,896,840
                                                          ---------------
OKLAHOMA (1.6%)
    1,000,000   Tulsa County, OK, GO Bonds, Independent
                  SD #1, Series A, 4.00%, 10/1/03               1,004,550
                                                          ---------------
PENNSYLVANIA (5.3%)
      375,000   Delaware County, PA, University RV,
                  Villanova University, 9.63%, 8/1/02             414,675
    1,000,000   New Castle, PA, Area Hospital Authority
                  RV, Saint Francis Hospital, Series A,
                  6.50%, 11/15/09                               1,058,570
      265,000   Philadelphia, PA, Gas Works RV,
                  Thirteenth Series, 7.50%, 6/15/01               287,279
      470,000   Philadelphia, PA, IDA RV, Gallery II
                  Garage Project, 6.13%, 2/15/03                  485,538
    1,000,000   Windber, PA, Area Hospital Authority RV,
                  Windber Hospital Project, FHA insured,
                  6.50%, 2/1/30, P/R 8/1/05 @ 102               1,148,220
                                                          ---------------
                                                                3,394,282
                                                          ---------------
SOUTH CAROLINA (2.5%)
    1,000,000   Medical University of South Carolina,
                  COP, Harborview Office Tower Project,
                  7.38%, 1/1/04                                 1,088,620
      500,000   South Carolina Educational Television
                  Community COP, ETV Endowment of South
                  Carolina, Inc., FSA insured, 6.40%,
                  9/1/02                                          547,140
                                                          ---------------
                                                                1,635,760
                                                          ---------------
TEXAS (12.5%)
      405,000   Desoto, TX, Housing Finance Corp., MFHR
                  Bonds, Windsor Foundation Project,
                  Series A, 6.13%, 2/1/05                         448,466
      525,000   Grand Prairie, TX, Health Facilities RV,
                  Dallas/Fort Worth Medical Center
                  Project, 6.00%, 11/1/99                         531,804
      535,000   Grape Creek-Pulliam, TX, Independent SD,
                  EFA RV, Public Facilities Corp.,
                  6.20%, 5/15/02                                  556,951

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                 LIMITED TERM TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
TEXAS (continued)

      250,000   Harlandale, TX, Independent SD, Public
                  Facilities Corp., Lease RV, 5.20%,
                  10/15/06                                $       261,566
      355,000   Hereford Texas Independent SD, School
                  Facility Lease RV, Public Facilities
                  Corp., 4.60%, 8/15/03                           361,887
      375,000   Hereford Texas Independent SD, School
                  Facility Lease RV, Public Facilities
                  Corp., 4.70%, 8/15/04                           383,509
      750,000   Houston, TX, Housing Finance Corp., SFM
                  RV, Series A-1, 8.00%, 6/1/14                   813,435
      250,000   Houston, TX, Housing Finance Corp., SFM
                  RV, Series B-1, 8.00%, 6/1/14                   271,145
    1,160,000   Lyford, TX, Consolidated Independent SD,
                  Educational Facilities RV, 5.00%,
                  8/15/07                                       1,182,063
    3,100,000   Midland County, TX, Hospital District
                  RV, Capital Appreciation, AMBAC
                  insured, 0.00% (5.73% effective
                  yield), 6/1/07                                2,024,052
      660,000   San Antonio, TX, HEFA, Educational
                  Facilities RV, University of Texas at
                  San Antonio, Phase I, 6.50%, 11/1/01            699,131
      465,000   Texas Water Resource Finance Authority
                  RV, AMBAC insured, 7.50%, 8/15/03               478,727
                                                          ---------------
                                                                8,012,736
                                                          ---------------
WASHINGTON (3.8%)
      125,000   Longview, WA, Housing Authority RV,
                  Pooled Projects Financing, 4.60%,
                  10/1/03                                         125,046
      125,000   Longview, WA, Housing Authority RV,
                  Pooled Projects Financing, 4.70%,
                  10/1/04                                         125,056
      125,000   Longview, WA, Housing Authority RV,
                  Pooled Projects Financing, 4.75%,
                  10/1/05                                         125,065
      125,000   Longview, WA, Housing Authority RV,
                  Pooled Projects Financing, 4.75%,
                  10/1/06                                         124,669
      850,000   Seattle, WA, MFHR Bonds, Market House
                  Elderly Housing, Series A, HUD Section
                  8, 6.20%, 2/1/04                                873,690
    1,000,000   Washington State Public Power, Supply
                  System RV, Nuclear Project #2, FGIC
                  insured, 6.50%, 7/1/05, P/R 7/1/01 @
                  102                                           1,087,250
                                                          ---------------
                                                                2,460,776
                                                          ---------------
WISCONSIN (0.8%)
      500,000   Wisconsin Housing & EDA, Housing RV,
                  Series A, HUD insured, 6.20%, 11/1/01           522,975
                                                          ---------------

TOTAL MUNICIPAL BONDS (COST $59,121,206)                       60,583,436
                                                          ---------------
SHORT-TERM HOLDINGS (5.6%)
      526,000   Federated Tax-Free Obligations Fund               526,000
    3,085,208   Municipal Money Market Fund                     3,085,208
                                                          ---------------

TOTAL SHORT-TERM HOLDINGS (COST $3,611,208)                     3,611,208
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $62,732,414)             $    64,194,644
                                                          ---------------
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                          TAX-FREE INCOME FUND
-----------------------------------------------------------------
MUNICIPAL BONDS (97.0%)
ARIZONA (1.0%)
    3,000,000   Maricopa County, AZ Union SD #48, GO
                  Bonds, School Improvements, 9.00%,
                  7/1/05                                  $     3,855,781
                                                          ---------------
CALIFORNIA (2.9%)
    1,910,000   Los Angeles, CA, Community Redevelopment
                  Agency Housing RV, Monterey Hills
                  Redevelopment Project, Series A,
                  8.20%, 12/1/13                                2,209,774
    7,000,000   Metropolitan Water District, Southern
                  California, Waterworks RV, Regional
                  RIBS; inverse floater, 7.41%, 8/10/18         8,776,250
                                                          ---------------
                                                               10,986,024
                                                          ---------------
COLORADO (8.6%)
    4,635,000   Adams County, CO, SFM RV, Series A-2,
                  8.70%, 6/1/01                                 5,001,860
    1,750,000   Arapahoe County, CO, Utilities RV, Water
                  & Wastewater Authority, 6.25%, 12/1/20        1,911,262
    1,000,000   Colorado HFA, Series A, 7.40%, 5/1/11           1,061,140
    1,440,000   Colorado HFA SFM RV, Series A-2, 7.15%,
                  11/1/14                                       1,640,405
    2,275,000   Colorado HFA SFM RV, Series B2, 7.50%,
                  12/1/16                                       2,571,569
    2,785,000   Colorado HFA SFM RV, Series C, 7.90%,
                  12/1/24                                       3,079,235
    2,475,000   Colorado HFA SFM RV, Series D-1,
                  remarketed 7/15/94, 8.00%, 12/1/24            2,727,351
    1,810,000   Colorado HFA SFM RV, Series D-II,
                  remarketed 11/15/94, 8.13%, 6/1/25            1,982,529
    5,200,000   Denver, CO, Urban Renewal Authority, Tax
                  Increment RV, remarketed 6/15/94,
                  9.13%, 9/1/17                                 6,157,580
    3,500,000   El Paso County, CO, SD #11, Colorado
                  Springs, GO Bonds, 7.10%, 12/1/17             4,503,870
      495,000   Logan County, CO, SFM RV, Series A,
                  8.50%, 11/1/11                                  530,259
    1,000,000   Northern Metropolitan District, CO, RV,
                  Adams County, 6.50%, 12/1/16                  1,080,440
      735,000   Vail, CO, SFM RV, Series 1992 A, 8.13%,
                  6/1/10                                          796,086
                                                          ---------------
                                                               33,043,586
                                                          ---------------
FLORIDA (2.7%)
    2,020,000   Florida State Department of Children &
                  Families COP, South Florida State
                  Hospital Project, 4.75%, 7/1/12               2,044,179
    1,000,000   Florida State Department of Children &
                  Families COP, South Florida State
                  Hospital Project, 5.00%, 7/1/18               1,003,890
    3,000,000   Lakeland, FL, Electric & Water RV, FGIC
                  insured, 6.00%, 10/1/14                       3,441,030

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                    TAX-FREE INCOME FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
FLORIDA (continued)

    2,825,000   Palm Beach County, FL, Health Facilities
                  Authority RV, John F. Kennedy Memorial
                  Hospital, Inc. Project, 9.50%, 8/1/13   $     3,895,675
                                                          ---------------
                                                               10,384,774
                                                          ---------------
GEORGIA (1.4%)
    3,650,000   Georgia Municipal Electric Power
                  Authority RV, Series BB, MBIA insured,
                  5.25%, 1/1/25                                 3,823,010
    1,500,000   Houston County, GA, Development
                  Authority MFHR, Emerald Coast Housing,
                  Series A, 7.00%, 8/1/28                       1,513,590
                                                          ---------------
                                                                5,336,600
                                                          ---------------
HAWAII (2.0%)
    7,250,000   Hawaii State Department of Budget &
                  Finance, Health Care RV, The Queens
                  Health Systems, Series A, 5.75%,
                  7/1/26                                        7,736,548
                                                          ---------------
IDAHO (0.1%)
      500,000   Pocatello, ID, IDA Allocation Tax
                  Increment Bonds, Series B, 7.25%,
                  12/1/08                                         524,455
                                                          ---------------
ILLINOIS (8.5%)
    1,770,000   Illinois Development Financial Authority
                  RV, Community Rehabilitation
                  Providers, Series A, 7.88%, 2/1/05            2,174,056
      975,000   Illinois Development Financial Authority
                  RV, Community Rehabilitation
                  Providers, Series A, 7.88%, 7/1/20,
                  P/R 7/1/05 @ 102                              1,098,328
    4,940,000   Illinois Educational Facilities
                  Authority RV, Capital Appreciation,
                  ETM, 0.00% (5.95% to 6.22% effective
                  yield), 7/1/14                                2,025,400
    1,120,000   Illinois Health Facilities Authority,
                  Health Care RV, Edgewater Medical
                  Center, Series A, 9.25%, 7/1/04               1,425,850
    4,150,000   Illinois State Sales Tax RV, Series P,
                  6.50%, 6/15/22                                5,015,399
    1,025,000   Lake County, IL, Community Unit SD #116,
                  Educational Facilities RV, Rund Lake,
                  7.60%, 2/1/13                                 1,308,781
    7,350,000   Regional Transportation Authority, IL,
                  Sales Tax RV, Series D, FGIC insured,
                  7.75%, 6/1/19                                10,093,608
    8,000,000   Regional Transportation Authority, IL,
                  Transportation RV, FGIC insured,
                  6.00%, 6/1/23                                 9,266,320
                                                          ---------------
                                                               32,407,742
                                                          ---------------
INDIANA (0.8%)
    2,900,000   Indiana Transportation Financial
                  Authority Highway RV, Series A, AMBAC
                  insured, 5.25%, 6/1/15                        3,066,286
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                    TAX-FREE INCOME FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)

KANSAS (2.3%)
    3,175,000   Kansas State, DOT, Highway RV, Series A,
                  7.25%, 9/1/08                           $     3,935,349
    4,150,000   Sedgwick & Shawnee Counties, KS, SFM RV,
                  Mortgage Backed Securities, Series
                  A-2, Step Coupon, GNMA COLL, 6.7%,
                  6/1/29                                        4,731,747
                                                          ---------------
                                                                8,667,096
                                                          ---------------
KENTUCKY (2.3%)
    8,800,000   Carrollton & Henderson, KY, Public
                  Energy Authority Gas RV, Series A,
                  4.50%, 1/1/00                                 8,898,824
                                                          ---------------
LOUISIANA (0.7%)
    5,000,000   Rapides Parish, LA, Housing & Mortgage
                  Finance Authority, Capital
                  Appreciation RV, Series C, 0.00%,
                  (7.45% effective yield), 7/10/14              1,762,100
    2,900,000   St. Bernard Parish, LA, Housing Mortgage
                  Agency, SFM RV, Series 1992 C, 0.00%,
                  (7.65% effective yield), 7/10/14                917,908
                                                          ---------------
                                                                2,680,008
                                                          ---------------
MASSACHUSETTS (5.3%)
    5,325,000   Massachusetts Bay Transportation
                  Authority, General Transportation
                  System RV, Series B, 6.20%, 3/1/16            6,216,511
    5,000,000   Massachusetts Bay Transportation
                  Authority, General Transportation
                  System, Series B, 5.00%, 3/1/28               4,912,850
    2,500,000   Massachusetts State College Building
                  Authority, Educational Facilities RV,
                  Series A, 7.5%, 5/1/14                        3,248,325
    2,500,000   Massachusetts State, HEHFA RV,
                  Massachusetts Institute of Technology,
                  Series I-1, 5.20%, 1/1/28                     2,629,500
    2,500,000   Massachusetts State Industrial Finance
                  Agency, University Commons Nursing
                  Home, Series A, FHA insured, 6.65%,
                  8/1/38                                        2,808,925
      490,000   New Bedford, MA, IDA RV, Aerovox, Inc.
                  Project, Series 1982, 7.42%, 7/1/02             490,907
                                                          ---------------
                                                               20,307,018
                                                          ---------------
MICHIGAN (1.5%)
    1,745,000   Michigan State Hospital Finance
                  Authority RV, Grace Hospitals, 7.13%,
                  5/1/09                                        2,013,974
    2,760,000   Wayland, MI, Unified SD, GO Bonds, FGIC
                  insured, 8.00%, 5/1/10                        3,639,861
                                                          ---------------
                                                                5,653,835
                                                          ---------------
MISSISSIPPI (0.5%)
    1,000,000   Mississippi Development Special
                  Obligation RV, Panola County Hospital
                  Project, 5.00%, 7/1/28                          964,790

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                    TAX-FREE INCOME FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
MISSISSIPPI (continued)

    2,000,000   Mississippi Home Corp., Residual Capital
                  Appreciation RV, Series 1992 II,
                  0.00%, (7.38% effective yield),
                  4/15/12                                 $       784,140
                                                          ---------------
                                                                1,748,930
                                                          ---------------
NEBRASKA (0.9%)
    2,580,000   American Public Energy Agency, Nebraska
                  Gas Supply RV, Nebraska Public Gas
                  Agency Project, Series C, 4.00%,
                  9/1/07                                        2,535,908
    1,000,000   Nebraska Investment Finance Authority,
                  Hospital RV, Great Plains Regional
                  Medical Center Project, 5.45%,
                  11/15/17                                      1,030,350
                                                          ---------------
                                                                3,566,258
                                                          ---------------
NEW HAMPSHIRE (0.3%)
    1,095,000   New Hampshire HEHFA RV, New London
                  Hospital Association Project, 7.00%,
                  6/1/00                                        1,127,127
                                                          ---------------
NEW MEXICO (4.4%)
    5,295,000   Bernalillo County, NM, Gross Receipts
                  Tax RV, Series B, 5.70%, 4/1/27               5,944,167
      985,000   Hobbs, NM, SFM RV, 8.75%, 7/1/11                1,095,842
    1,000,000   New Mexico State Hospital Equipment
                  Council RV, Memorial Medical Center,
                  Inc. Project, 4.85%, 6/1/08                     995,110
    1,000,000   New Mexico State Hospital Equipment
                  Council RV, Memorial Medical Center,
                  Inc. Project, 5.50%, 6/1/28                     983,660
    6,585,000   Santa Fe County, NM, Correctional
                  Systems RV, FSA insured, 6.00%, 2/1/27        7,701,553
                                                          ---------------
                                                               16,720,332
                                                          ---------------
NEW YORK (11.7%)
   10,000,000   Long Island Power Authority, New York
                  Electric System RV, 4.25%, 4/1/00            10,088,200
   10,000,000   Metropolitan Transporation Authority,
                  NY, Commuter Facilities RV, Series A,
                  MBIA insured, 5.63%, 7/1/27                  10,699,900
    3,000,000   New York, NY, City Municipal Water
                  Finance Authority, Water & Sewer
                  Systems RV, Series B, 5.25%, 6/15/29          3,027,960
    1,480,000   New York, NY, GO Bonds, Series B-1,
                  7.30%, 8/15/10, P/R 8/15/04 @ 101             1,746,622
    1,340,000   New York, NY, GO Bonds, Series B-1,
                  7.38%, 8/15/13, P/R 8/15/04 @ 101             1,586,506
    1,200,000   New York State Dorm Authority, Health
                  Care RV, Good Samaritan Hospital
                  Suffern, 5.50%, 7/1/10                        1,294,428
   15,000,000   Port Authority New York & New Jersey,
                  Consolidated Eighty-Fifth Series,
                  5.38%, 3/1/28                                16,260,000
                                                          ---------------
                                                               44,703,616
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                    TAX-FREE INCOME FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)

OHIO (1.4%)
    4,200,000   Greater Cleveland, OH, Regional
                  Transportation Authority, Capital
                  Improvement, Series R, 4.50%, 12/1/12   $     4,167,702
    1,000,000   Pike County, OH, Hospital Facility, Pike
                  Health Services, Inc. Project, 6.35%,
                  7/1/07                                        1,068,990
                                                          ---------------
                                                                5,236,692
                                                          ---------------
OKLAHOMA (0.3%)
    1,245,000   Tulsa, OK, IDA RV, University of Tulsa,
                  Series A, MBIA insured, 6.00%, 10/1/16        1,423,396
                                                          ---------------
OREGON (2.2%)
   10,000,000   Washington County, OR, GO Bonds, 0.00%,
                  6/1/03                                        8,260,100
                                                          ---------------
PENNSYLVANIA (0.4%)
    1,600,000   Allentown PA, Area Hospital Authority
                  RV, Sacred Heart Hospital, 5.00%,
                  7/1/12                                        1,597,584
                                                          ---------------
SOUTH CAROLINA (6.1%)
   10,625,000   Connector 2000 Association, Inc., South
                  Carolina Toll Road RV, Southern
                  Connector Project, Series A, 5.38%,
                  1/1/38                                       10,014,912
    7,500,000   Piedmont, SC, Municipal Power Agency,
                  Electric RV, Series A, 6.55%, 1/1/16          7,512,900
    5,725,000   Piedmont, SC, Municipal Power Agency,
                  Electric RV, Series A, 6.60%, 1/1/21          5,735,076
                                                          ---------------
                                                               23,262,888
                                                          ---------------
SOUTH DAKOTA (1.1%)
    3,500,000   South Dakota State, HEHFA RV, Huron
                  Regional Medical Center, 7.30%, 4/1/16        4,257,820
                                                          ---------------
TENNESSEE (2.0%)
   25,000,000   Nashville & Davidson County, TN, Health
                  & Education Board RV, Sub-Volunteer
                  Healthcare, 0.00%, 6/1/21                     7,704,250
                                                          ---------------
TEXAS (14.8%)
      450,000   Baytown, TX, Housing Finance Corp., SFM
                  RV, Series 1992 A, 8.50%, 9/1/11                505,872
    2,065,000   Beaumont, TX, Housing Finance Corp. RV,
                  9.20%, 9/1/01                                 2,299,935
   19,500,000   Brazos River Authority RV, Houston
                  Industries, Inc. Project, Series D,
                  4.90%, 10/1/15                               19,801,275
    1,650,000   Corpus Christi, TX, HFA, Housing RV,
                  Series A, MBIA insured, 7.70%, 7/1/11         1,811,733
    2,395,000   De Soto, TX, Housing Finance Corp., MFHR
                  RV, Windsor Foundation Project, Series
                  A, 7.00%, 2/1/25                              2,794,654
      225,000   El Paso, TX, Housing Finance Corp., SFM
                  RV, Series A, 8.75%, 4/1/01                     249,190
      305,000   Galveston County, TX, Property Finance
                  Authority, Inc., SFM RV, Series A,
                  8.50%, 9/1/11                                   329,446

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                    TAX-FREE INCOME FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
TEXAS (continued)

    2,390,000   Grand Prairie TX, GO Bonds, Series C,
                  5.50%, 2/15/00                          $     2,421,142
    1,300,000   Grape Creek-Pulliam, TX, Independent SD
                  Public Facilities Corp., GO Bonds,
                  7.25%, 5/15/21                                1,481,142
    1,115,000   Harlandale, TX, ISD Public Facilities
                  Corp., Lease RV, 5.50%, 10/15/12              1,181,855
    2,245,000   Hereford TX, Independent SD RV, 5.25%,
                  8/15/18                                       2,240,712
    6,250,000   Houston TX, Housing Finance Corp. SFM
                  RV, Series A-1, 8.00%, 6/1/14                 6,778,625
    2,250,000   Houston TX, Housing Finance Corp. SFM
                  RV, Series B-1, 8.00%, 6/1/14                 2,440,305
    1,305,000   Port Arthur, TX, Housing Finance Corp.,
                  SFM RV, 8.70%, 3/1/12                         1,435,487
    3,750,000   San Antonio, TX, Electric & Gas RV,
                  Series A, 4.50%, 2/1/21                       3,507,375
    4,180,000   San Antonio, TX, HEHFA RV, 7.13%,
                  11/1/15                                       4,645,986
    2,200,000   Texas State Department of Housing &
                  Community Affairs, SFM RV, Series A,
                  8.10%, 9/1/15                                 2,513,984
                                                          ---------------
                                                               56,438,718
                                                          ---------------
UTAH (0.2%)
      750,000   Salt Lake County, UT, EFA RV,
                  Westminister College Project, 5.75%,
                  10/1/27                                         780,510
                                                          ---------------
VIRGINIA (0.9%)
    3,000,000   Fairfax Co, VA, Redevelopment & Housing
                  Authority, MFHR Bonds, Burke Shire
                  Commons, 7.60%, 10/1/36                       3,298,320
                                                          ---------------
WASHINGTON (7.4%)
    2,055,000   Grant County, WA, Public Hospital
                  District, GO Bonds, 5.50%, 12/1/13            2,162,579
    3,000,000   Grant County, WA, Public Hospital
                  District, GO Bonds, 5.15%, 12/1/23            2,960,550
    1,748,000   Kitsap County, WA, Housing Authority RV,
                  Low Income Housing, GNMA COLL, 7.10%,
                  8/20/16                                       2,081,816
    4,000,000   Washington Public Power Supply System,
                  Power RV, Nuclear Project #1, Series
                  A, 6.00%, 7/1/06                              4,491,360
    2,750,000   Washington Public Power Supply System,
                  Power RV, Nuclear Project #2, Series
                  A, 6.00%, 7/1/07                              3,056,487
    4,500,000   Washington State Public Power Supply
                  System, Power RV, Nuclear Project #3,
                  Series A, 5.13%, 7/1/18                       4,477,770
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                    TAX-FREE INCOME FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
WASHINGTON (continued)

    1,620,000   Washington State Housing Finance
                  Commisssion, Nonprofit Housing RV, VA
                  Mason Research Center Project, Series
                  A, U.S. Bank of Washington, LOC,
                  5.65%, 1/1/19                           $     1,696,756
    3,500,000   Washington State Housing Finance
                  Commission, Nonprofit Housing RV, VA
                  Mason Research Center Project, Series
                  A U.S. Bank of Washington, LOC, 5.70%,
                  1/1/24                                        3,680,530
    3,000,000   Yakima County, WA, SD #007, GO Bonds,
                  MBIA insured, 6.75%, 12/1/06                  3,529,890
                                                          ---------------
                                                               28,137,738
                                                          ---------------
WEST VIRGINIA (2.3%)
    8,600,000   West Virginia State, GO Bonds, Series A,
                  5.20%, 11/1/26                                8,926,284
                                                          ---------------

TOTAL MUNICIPAL BONDS (COST $350,128,438)                     370,739,140
                                                          ---------------
SHORT-TERM HOLDINGS (3.0%)
    6,982,576   Municipal Money Market Fund                     6,982,576
      750,000   Pitkin County, CO MFHR, Centennial,
                  Series A, Credit Lyonnais, LOC,
                  Republic National Bank, LOC, 3.35%
                  V/R, 12/1/24(c)                                 750,000
    3,727,940   US Bank, Series BI, 4.30%, 8/11/99              3,727,940
                                                          ---------------

TOTAL SHORT-TERM HOLDINGS (COST $11,460,516)                   11,460,516
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $361,588,954)            $   382,199,656
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                         COLORADO TAX-FREE FUND
-----------------------------------------------------------------
MUNICIPAL BONDS (91.0%)
AIRPORT REVENUE (2.8%)
    1,000,000   Denver, CO, City & County, Airport RV,
                  Series A, MBIA insured, 5.60%,
                  11/15/20                                $     1,058,040
    1,500,000   Denver, CO, City & County, Airport RV,
                  Series A, MBIA insured, 5.50%,
                  11/15/25                                      1,583,610
                                                          ---------------
                                                                2,641,650
                                                          ---------------
CERTIFICATES OF PARTICIPATION & LEASE REVENUE (13.9%)
    2,645,000   Adams County, CO, COP, SD #12, Five Star
                  Schools, MBIA insured, 4.80%, 12/15/12        2,660,235
    1,000,000   Auraria, CO, COP, Higher Education
                  Center, Administrative Office
                  Facilities Project, AMBAC insured,
                  5.13%, 5/1/28                                 1,003,660
      570,000   Englewood, CO, COP, Civic Center
                  Project, MBIA insured, 4.30%, 6/1/07            574,001
      430,000   Englewood CO, COP, Civic Center Project,
                  MBIA insured, 4.40%, 6/1/08                     433,225
      490,000   Englewood, CO, COP, Civic Center
                  Project, MBIA insured, 4.50%, 6/1/09            493,734

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   COLORADO TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
CERTIFICATES OF PARTICIPATION & LEASE REVENUE (continued)

    1,250,000   Englewood, CO, COP, Civic Center
                  Project, MBIA insured, 5.10%, 6/1/23    $     1,254,075
      100,000   Garfield County, CO, COP, Roaring Fork
                  SD, Lease Purchase Declaration Trust,
                  5.50%, 6/15/18                                  101,968
    1,000,000   Lakewood, CO, COP, MBIA insured, 4.50%,
                  12/1/10                                         998,620
    1,250,000   Lakewood, CO, COP, MBIA insured, 5.00%,
                  12/1/20                                       1,245,863
    1,210,000   Montrose County, CO, COP, Series A,
                  6.40%, 12/1/12                                1,354,656
      335,000   Pueblo, CO, COP, Public Parking-Lease
                  Purchase & Sublease, 6.90%, 7/1/15              373,692
    1,525,000   Teller County, CO, COP, 5.75%, 12/1/18          1,623,591
    1,000,000   Westminster, CO, COP, MBIA insured,
                  5.00%, 12/1/25                                  996,330
                                                          ---------------
                                                               13,113,650
                                                          ---------------
ESCROWED IN TREASURIES (2.7%)
    9,000,000   Dawson Ridge Metropolitan District No.1,
                  CO, GO Bonds, Series A, 0.00% (5.63%
                  effective yield), 10/1/22                     2,550,870
                                                          ---------------
GENERAL OBLIGATION (20.7%)
      500,000   Centennial 25 Metropolitan District, CO,
                  GO Bonds, Arapahoe County, 6.38%,
                  12/1/16                                         554,670
      500,000   Denver, CO, City & County SD #1, GO
                  Bonds, Series A, 6.50%, 6/1/10                  597,740
      390,000   Denver West Metropolitan District, CO,
                  GO Bonds, Series A, 5.60%, 12/1/12              417,148
      115,000   El Paso County, CO, SD #11, Colorado
                  Springs, GO Bonds, 6.50%, 12/1/10               138,589
    2,500,000   El Paso County, CO, SD #11, Colorado
                  Springs, GO Bonds, 7.10%, 12/1/17             3,217,050
      350,000   Highlands Ranch, CO, Metropolitan
                  District No.4, GO Bonds, 6.10%,
                  12/1/07                                         375,932
      800,000   Highlands Ranch, CO, Metropolitan
                  District No.4, GO Bonds, 6.30%,
                  12/1/07                                         867,712
    1,000,000   Highlands Ranch, CO, Metropolitan
                  District No.4, GO Bonds, 6.50%,
                  6/15/11                                       1,194,850
    1,100,000   Highlands Ranch, CO, Metropolitan
                  District No.4, GO Bonds, 6.50%,
                  6/15/12                                       1,319,384
    2,000,000   Jefferson County, CO, SD #R-001, GO
                  Bonds, 6.50%, 12/15/11                        2,410,060
    2,500,000   Metex Metropolitan District, CO, GO
                  Bonds, Series A, 5.80%, 12/1/16               2,737,450
    1,000,000   Northern Metropolitan District, Adams
                  County, CO, GO Bonds, 6.50%, 12/1/16          1,080,440
    2,500,000   Puerto Rico Commonwealth, GO Bonds,
                  6.50%, 7/1/15                                 2,999,725
      250,000   South Denver, CO, GO Bonds, Metropolitan
                  District, 4.65%, 12/1/09                        251,150
      290,000   South Denver, CO, GO Bonds, Metropolitan
                  District, 4.75%, 12/1/10                        291,583
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   COLORADO TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
GENERAL OBLIGATION (continued)

    1,000,000   Weld County, CO, Reorganization SD
                  #RE-004, GO Bonds, MBIA insured,
                  5.45%, 12/1/16                          $     1,045,810
                                                          ---------------
                                                               19,499,293
                                                          ---------------
HEALTH CARE REVENUE (10.4%)
    1,000,000   Boulder County, CO, Hospital RV,
                  Longmont United Hospital Project,
                  5.60%, 12/1/27                                1,013,110
    1,000,000   Colorado Health Facilities Authority RV,
                  Catholic Health Initiatives, Series A,
                  5.00%, 12/1/18                                  993,130
      705,000   Colorado Health Facilities Authority RV,
                  National Jewish Medical & Research
                  Center, Series B, 5.25%, 1/1/18                 696,596
    1,000,000   Colorado Health Facilities Authority RV,
                  National Jewish Medical & Research
                  Center, 5.38%, 1/1/28                           990,510
    1,200,000   Colorado Health Facilities Authority RV,
                  Parkview Medical Center, Inc. Project,
                  5.30%, 9/1/25                                 1,173,048
    1,250,000   Colorado Health Facilities Authority RV,
                  Sisters of Charity, Series A, AMBAC
                  insured, 6.25%, 5/15/11                       1,464,038
      250,000   Colorado Health Facilities Authority RV,
                  Sisters of Charity Leavenworth, MBIA
                  insured, 5.00%, 12/1/25                         249,083
    1,500,000   Colorado Health Facilities Authority RV,
                  Steamboat Springs Health, 5.75%,
                  9/15/22                                       1,533,750
      200,000   Colorado Health Facilities Authority RV,
                  Weld County General Hospital Project,
                  9.38%, 7/1/09                                   253,358
    1,000,000   Denver, CO, Health and Hospital RV,
                  Series A, 5.38%, 12/1/18                      1,004,530
      390,000   Larimer County, CO, RV, Lutheran Health
                  System, Series A-3, MBIA insured,
                  4.20%, 1/1/07                                   389,274
                                                          ---------------
                                                                9,760,427
                                                          ---------------
INDUSTRIAL DEVELOPMENT REVENUE (2.3%)
    2,000,000   Fort Collins, CO, PCR Bonds, Anheuser
                  Busch Project, 6.00%, 9/1/31                  2,185,860
                                                          ---------------
MULTI-FAMILY HOUSING REVENUE (3.1%)
      300,000   Aurora, CO, Housing Authority Finance
                  Corp. RV, Mountainview Place, FHA
                  insured 7.13%, 9/1/22                           322,695
    1,000,000   Denver, CO, City & County, MFHR Bonds,
                  FHA Insured Mortgage Loan, Garden
                  Court, 5.30%, 7/1/28                          1,014,660
    1,500,000   San Miguel County, CO, HFA, MFHR Bonds,
                  Telluride Village Apartments Project,
                  6.40%, 7/1/23                                 1,599,540
                                                          ---------------
                                                                2,936,895
                                                          ---------------

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   COLORADO TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)

OTHER REVENUE (5.8%)
    3,000,000   Denver, CO, City & County RV, Helen G.
                  Bonfils Foundation Project, Series B,
                  5.13%, 12/1/17                          $     3,017,190
      600,000   Summit County, CO, Sports Facilities RV,
                  Keystone Resorts Management Project,
                  guaranteed by Ralston Purina Corp.,
                  7.39%, 9/1/10                                   723,342
    1,715,000   Ironwood Trust II Series, 4.90%, 1/1/04         1,745,870
                                                          ---------------
                                                                5,486,402
                                                          ---------------
SALES TAX REVENUE (2.1%)
    1,490,000   Arapahoe County, CO, Capital
                  Improvements & Transportation Highway
                  RV, E-470, MBIA insured, remarketed
                  8/31/95, 6.15%, 8/31/26                       1,682,970
      140,000   Blackhawk, CO, Device Tax RV, 5.60%,
                  12/1/04                                         147,638
      145,000   Blackhawk, CO, Device Tax RV, 5.70%,
                  12/1/05                                         154,395
                                                          ---------------
                                                                1,985,003
                                                          ---------------
SINGLE FAMILY HOUSING REVENUE (18.9%)
    1,215,000   Adams County, CO, SFM RV, Series A-2,
                  8.70%, 6/1/12                                 1,311,167
      350,000   Colorado HFA RV, Single Family Project,
                  Series B-2, 7.50%, 12/1/16                      395,626
    3,390,000   Colorado HFA RV, Single Family Project,
                  Series B-2, 7.45%. 11/1/27                    3,917,315
    1,750,000   Colorado HFA RV, Single Family Project,
                  Series B-3, 6.55%, 5/1/25                     1,970,273
    1,340,000   Colorado, HFA RV, Single Family Project,
                  Series C-2, 7.45%, 6/1/17                     1,526,166
    1,120,000   Colorado HFA RV, Single Family Project,
                  Series D-1, 8.00%, 12/1/24                    1,234,195
    1,730,000   Colorado HFA RV, Single Family Project,
                  Series D-3, 6.13%, 11/1/23                    1,887,707
    1,525,000   Colorado HFA RV, Single Family Project,
                  Series D-II, 7.10%, 6/1/25                    1,732,049
    1,910,000   Colorado HFA RV, Single Family Project,
                  Seris D-II, 8.13%, 6/1/25                     2,092,061
    3,990,000   Larimer County, CO, SFM RV, Capital
                  Accumulator A, Remarketed 2/15/94,
                  ETM, 0.00% (5.50% effective yield),
                  8/1/15                                        1,774,592
                                                          ---------------
                                                               17,841,151
                                                          ---------------
SPECIAL ASSESSMENT (1.6%)
    1,470,000   Blackhawk, CO, Business Improvement
                  Special Assessment, District #97-1,
                  6.00%, 12/1/09                                1,483,642
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   COLORADO TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)

TOLL ROAD REVENUE (2.8%)
   10,000,000   E-470 Public Highway Authority RV,
                  Capital Appreciation, Series B, MBIA
                  insured, 0.00% (5.52% effective
                  yield), 9/1/25                          $     2,573,100
                                                          ---------------
WATER & SEWER REVENUE (3.9%)
    1,250,000   Arapahoe County, CO, Water & Wastewater
                  Authority RV, 6.25%, 12/1/20                  1,365,187
    1,500,000   Colorado Springs, CO, Utilities, RV,
                  Systems Improvement, Series A, 5.39%,
                  11/15/26                                      1,554,975
      725,000   Johnstown, CO, Water Activity RV, 5.50%,
                  12/1/18                                         740,914
                                                          ---------------
                                                                3,661,076
                                                          ---------------

TOTAL MUNICIPAL BONDS (COST $81,073,916)                       85,719,019
                                                          ---------------
SHORT-TERM HOLDINGS (9.0%)
    1,715,000   Ironwood Trust II Series, 3.69% V/R,
                  1/3/00(c)                                     1,715,000
    2,287,518   Municipal Money Market Fund                     2,287,518
    2,430,000   Parkview Metropolitan District, Arapahoe
                  County, CO, GO Bonds, LOC, 3.25% V/R,
                  12/1/12(c)                                    2,430,000
    2,000,000   Pitkin County, CO, MFHR Bonds,
                  Centennial, Series A, Credit Lyonnais,
                  LOC, 3.35% V/R, 12/1/24(c)                    2,000,000
                                                          ---------------

TOTAL SHORT-TERM HOLDINGS (COST $8,432,518)                     8,432,518
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $89,506,434)             $    94,151,537
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                  MINNESOTA INTERMEDIATE TAX-FREE FUND
-----------------------------------------------------------------
MUNICIPAL BONDS (98.6%)
AIRPORT REVENUE (1.0%)
    2,075,000   Minneapolis & St. Paul, MN, Airport RV,
                  Series A, AMBAC insured, 5.00%, 1/1/19  $     2,093,385
                                                          ---------------
CERTIFICATES OF PARTICIPATION & LEASE REVENUE (2.6%)
      165,000   Eden Prairie, MN, Housing &
                  Redevelopment Authority, Leasing RV,
                  Community Center Project, Series A,
                  6.15%, 8/1/08                                   174,303
    1,080,000   Lino Lakes, MN, EDA Lease RV, Series A,
                  5.25%, 2/1/16                                 1,090,195
    1,000,000   Minneapolis, MN, Special SD, COP, 5.60%,
                  2/1/02                                        1,019,740
      400,000   Minneapolis, MN, Special SD, COP, 5.80%,
                  2/1/04                                          407,732
      185,000   Savage, MN, EDA, Lease RV, 5.30%, 2/1/12          190,245
      195,000   Savage, MN, EDA, Lease RV, 5.35%, 2/1/13          200,226
    1,000,000   St. Cloud, MN, Law Enforcement Center
                  RV, 6.20%, 2/1/05                             1,046,760
      170,000   St. Paul, MN, Independent SD #625, COP,
                  Series B, 5.70%, 2/1/02                         179,435

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
            MINNESOTA INTERMEDIATE TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
CERTIFICATES OF PARTICIPATION & LEASE REVENUE (continued)

      195,000   St. Paul, MN, Independent SD #625, COP,
                  Series B, 5.90%, 2/1/04                 $       208,784
      215,000   St. Paul, MN, Independent SD #625, COP,
                  Series B, 6.10%, 2/1/06                         230,547
      230,000   St. Paul, MN, Independent SD #625, COP,
                  Series B, 6.20%, 2/1/07                         247,501
      245,000   St. Paul, MN, Independent SD #625, COP,
                  Series B, 6.25%, 2/1/08                         264,592
      260,000   St. Paul, MN, Independent SD #625, COP,
                  Series B, 6.30%, 2/1/09                         281,286
                                                          ---------------
                                                                5,541,346
                                                          ---------------
EDUCATIONAL FACILITIES REVENUE (8.4%)
    1,000,000   Hopkins, MN, Educational Facilities RV,
                  Blake School Project, 5.35%, 9/1/17           1,025,550
    1,000,000   Minnesota State HEFA RV, Augsburg
                  College, Series 3, Connie Lee insured,
                  6.50%, 1/1/11                                 1,046,690
    1,500,000   Minnesota State HEFA RV, Carleton
                  College, Series 4N, 5.00%, 11/1/18            1,498,995
    2,200,000   Minnesota State HEFA RV, College of St.
                  Benedict, 5.13%, 3/1/13                       2,222,682
      430,000   Minnesota State HEFA RV, Macalester
                  College, Series 3J, 6.10%, 3/1/05               460,943
    1,250,000   Minnesota State HEFA RV, Northwestern
                  College of Chiropractic, Series 2,
                  8.50%, 10/1/05                                1,287,688
      150,000   Minnesota State HEFA RV, St. Mary's
                  College, Series 3Q, 5.70%, 10/1/03              160,932
      280,000   Minnesota State HEFA RV, St. Mary's
                  College, Series 3Q, 5.80%, 10/1/04              302,652
      295,000   Minnesota State HEFA RV, St. Mary's
                  College, Series 3Q, 5.90%, 10/1/05              319,284
      340,000   Minnesota State HEFA RV, St. Mary's
                  College, Series 3Q, 6.00%, 10/1/08              358,669
      485,000   Minnesota State HEFA RV, University of
                  St. Thomas, Series 3I, 6.00%, 10/1/99           496,315
      400,000   Northfield, MN, Educational Facilities
                  RV, St. Olaf College Project, 6.05%,
                  10/1/04                                         434,248
    2,000,000   University of Minnesota Educational
                  Facilities RV, Series A, 5.50%, 7/1/08        2,192,600
    1,000,000   University of Minnesota Educational
                  Facilities RV, Series A, 5.75%, 7/1/11        1,120,610
    1,000,000   University of Minnesota Educational
                  Facilities RV, Series A, 5.75%, 7/1/18        1,120,380
    3,750,000   University of Minnesota Educational
                  Facilities RV, Series A, 5.50%, 7/1/21        4,106,625
                                                          ---------------
                                                               18,154,863
                                                          ---------------
ELECTRIC REVENUE (12.2%)
      260,000   New Prague, MN, Electric RV, 7.00%,
                  10/1/05                                         267,428
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
            MINNESOTA INTERMEDIATE TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
ELECTRIC REVENUE (continued)

    3,000,000   Northern Minnesota Municipal Power
                  Agency, Electric RV, FSA insured,
                  5.50%, 1/1/08                           $     3,278,910
      275,000   Northern Minnesota Municipal Power
                  Agency, Electric System RV, Series A,
                  7.20%, 1/1/99                                   275,968
    2,000,000   Northern Minnesota Municipal Power
                  Agency, Electric System RV, Series B,
                  AMBAC insured, 5.50%, 1/1/18                  2,086,440
    2,500,000   Northern Minnesota Municipal Power
                  Agency, Electric System RV, Series B,
                  AMBAC insured, 4.75%, 1/1/20                  2,442,900
      115,000   Puerto Rico Electric Power Authority RV,
                  Series N, Unrefunded Balance, 7.00%,
                  7/1/07                                          119,127
    1,000,000   Puerto Rico Electric Power Authority RV,
                  Series S, 6.13%, 7/1/08                       1,156,140
    2,500,000   Puerto Rico Electric Power Authority RV,
                  Series X, 5.50%, 7/1/25                       2,582,750
      955,000   Southern Minnesota Municipal Power
                  Agency, Power Supply System RV,
                  Unrefunded Balance, Series A, 5.50%,
                  1/1/03                                        1,009,760
    2,155,000   Southern Minnesota Municipal Power
                  Agency, Power Supply System RV, Series
                  A, AMBAC-TCRS insured, 5.00%, 1/1/09          2,230,856
    1,000,000   Southern Minnesota Municipal Power
                  Agency, Power Supply System RV, Series
                  A, 5.00%, 1/1/12                              1,012,250
    5,040,000   Southern Minnesota Municipal Power
                  Agency, Power Supply System RV, Series
                  A, MBIA insured, 0.00% (6.67%
                  effective yield), 1/1/20                      1,768,082
   10,000,000   Southern Minnesota Municipal Power
                  Agency, Power Supply System RV, Series
                  A, MBIA insured, 0.00% (5.78%
                  effective yield), 1/1/24                      2,846,500
    1,000,000   Southern Minnesota Municipal Power
                  Agency, Power Supply System RV, Series
                  B, FGIC insured 5.80%, 1/1/07                 1,084,600
    2,830,000   Southern Minnesota Municipal Power
                  Agency, Power Supply System RV, Series
                  B, AMBAC-TCRS insured, 5.00%, 1/1/10          2,929,701
    1,430,000   Western Minnesota Municipal Power
                  Agency, Power RV, Series A, 6.13%,
                  1/1/16                                        1,432,989
                                                          ---------------
                                                               26,524,401
                                                          ---------------
ESCROWED IN TREASURIES (24.7%)
      500,000   Alexandria, MN, Independent SD #206, GO
                  Bonds, Series A, 6.00%, 2/1/04, C/O
                  2/1/03 @ 100                                    539,215

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
            MINNESOTA INTERMEDIATE TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
ESCROWED IN TREASURIES (continued)

      250,000   Alexandria, MN, Independent SD #206, GO
                  Bonds, Series A, 6.15%, 2/1/06, C/O
                  2/1/03 @ 100                            $       271,038
      250,000   Alexandria, MN, Independent SD #206, GO
                  Bonds, Series A, 6.20%, 2/1/07, C/O
                  2/1/03 @ 100                                    271,513
      100,000   Anoka County, MN, GO Bonds, Capital
                  Improvements, 7.00%, 2/1/02, C/O
                  2/1/99 @ 100                                    100,631
      300,000   Anoka County, MN, GO Bonds, Capital
                  Improvements, Series B, 7.00%, 2/1/05,
                  C/O 2/1/99 @ 100                                301,893
    1,025,000   Anoka-Hennepin, MN, Independent SD #11,
                  GO Bonds, Series 1991 A, FSA insured,
                  6.75%, 2/1/09, C/O 2/1/00 @ 100               1,064,442
    1,100,000   Anoka-Hennepin, MN, Independent SD #11,
                  GO Bonds, Series 1991 A, FSA insured,
                  6.75%, 2/1/10, C/O 2/1/00 @ 100               1,142,328
    1,500,000   Bemidji, MN, Hospital Facilities, First
                  Mortgage RV, North Country Health
                  Services Project, Series 1991 A,
                  Goldman Sachs & Co., LOC, 7.00%,
                  9/1/11, P/R 9/1/01 @ 102                      1,654,260
      160,000   Blaine, MN, IDR Bonds, Ball Corp.
                  Project, ETM USG, 7.13%, 12/1/04                186,264
      290,000   Bloomington, MN, Tax Increment GO Bonds,
                  COLL, 9.75%, 2/1/08, P/R 2/1/05 @ 100           379,967
      640,000   Centennial, MN, Independent SD # 12, GO
                  Bonds, Series A, FSA insured, 7.15%,
                  2/1/10, P/R 2/1/00 @ 100                        667,782
    1,250,000   Chaska, MN, Independent SD #112, GO
                  Bonds, Series B, 5.75%, 2/1/07, C/O
                  2/1/06 @ 100                                  1,378,150
    1,000,000   Chaska, MN, Independent SD #112, GO
                  Bonds, Series B, 5.75%, 2/1/09, C/O
                  2/1/06 @ 100                                  1,102,120
      205,000   Duluth, MN, GO Bonds, COLL by USG,
                  6.10%, 8/1/02, P/R 8/1/00 @ 100                 213,768
      210,000   Duluth, MN, GO Bonds, COLL by USG,
                  6.20%, 8/1/03, P/R 8/1/00 @ 100                 219,320
      215,000   Duluth, MN, GO Bonds, COLL by USG,
                  6.30%, 8/1/04, P/R 8/1/00 @ 100                 224,888
    1,250,000   Edina, MN, Hospital System RV, Fairview
                  Hospital, Series A, 7.13%, 7/1/06, P/R
                  7/1/99 @ 102                                  1,303,838
      145,000   Hennepin County, MN, COP, Series A,
                  6.55%, 5/15/06                                  156,722
      150,000   Hennepin County, MN, Lease RV, COP,
                  Series A, COLL, ETM, 5.85%, 11/15/99            153,878
      260,000   Hennepin County, MN, Lease RV, COP,
                  Series A, COLL, 6.15%, 5/15/02, P/R
                  11/15/01 @ 100                                  278,127
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
            MINNESOTA INTERMEDIATE TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
ESCROWED IN TREASURIES (continued)

      310,000   Hennepin County, MN, Lease RV, COP,
                  Series A, COLL, 6.25%, 11/15/03, P/R
                  11/15/01 @ 100                          $       332,475
      135,000   Hennepin County, MN, Lease RV, COP,
                  Series A, COLL, 6.45%, 5/15/05, P/R
                  11/15/01 @ 100                                  145,538
      300,000   Hennepin County, MN, Lease RV, COP,
                  Series A, COLL, 6.45%, 11/15/05, P/R
                  11/15/01 @ 100                                  323,418
       50,000   Mankato, MN, Hospital Facilities RV,
                  Immanuel-St. Josephs Hospital, 6.10%,
                  8/1/05, P/R 8/1/02 @ 102                         54,817
       60,000   Mankato, MN, Hospital Facilities RV,
                  Immanuel-St. Josephs Hospital, 6.15%,
                  8/1/06, P/R 8/1/02 @ 102                         65,883
    1,700,000   Mankato, MN, Hospital Facilities RV,
                  Immanuel-St. Josephs Hospital, 6.30%,
                  8/1/22, P/R 8/1/02 @ 102                      1,877,803
    1,100,000   Mankato, MN, Independent SD #77, GO
                  Bonds, Series A, FSA insured, 6.35%,
                  2/1/13, C/O 2/1/02 @ 100                      1,185,096
      300,000   Mankato, MN, Nursing Home RV, Mankato
                  Lutheran Home Project, Series A, COLL
                  by USG, 8.00%, 10/1/11, P/R 10/1/01 @
                  102                                             339,030
      500,000   Metropolitan Council, MN, GO Bonds,
                  Minneapolis-St. Paul Metropolitan
                  Area, 7.10%, 12/1/02, C/O 12/1/99 @
                  100                                             519,350
      155,000   Minneapolis, MN, GO Bonds, 7.10%,
                  12/1/01, P/R 12/1/99 @ 100                      161,082
      500,000   Minneapolis, MN, GO Bonds, 7.00%,
                  4/1/02, P/R 4/1/99 @ 100                        506,520
      165,000   Minneapolis, MN, GO Bonds, 7.10%,
                  12/1/02, P/R 12/1/99 @ 100                      171,475
      380,000   Minneapolis, MN, Hospital Facilities RV,
                  Abbott Northwestern Hospital Inc.,
                  COLL, ETM, 6.50%, 12/1/06                       411,133
    1,500,000   Minneapolis, MN, Hospital Facilities RV,
                  Life Span Inc., AMBAC insured, COLL by
                  USG, 7.00%, 12/1/14, P/R 12/1/99 @ 102        1,586,340
       20,000   Minneapolis, MN, Hospital Facilities RV,
                  Metropolitan Medical Center, COLL by
                  USG, ETM, 8.88%, 4/1/00                          20,950
      450,000   Minneapolis, MN, Hospital RV, Minnesota
                  Children's Medical Center Project,
                  Series C, COLL by USG, 7.00%, 12/1/01,
                  P/R 6/1/01 @ 102                                494,060
      575,000   Minneapolis, MN, Hospital RV, Minnesota
                  Children's Medical Center Project,
                  Series C, COLL by USG, 7.10%, 12/1/02,
                  P/R 6/1/01 @ 102                                632,603
    1,010,000   Minneapolis, MN, Special SD #1, UTGO
                  Bonds, 5.75%, 2/1/09, P/R 2/1/03 @ 100        1,084,215

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
            MINNESOTA INTERMEDIATE TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
ESCROWED IN TREASURIES (continued)

      780,000   Minnesota Public Facilities Authority,
                  Water PCR Bonds, Series A, 7.00%,
                  3/1/09, P/R 3/1/99 @ 102                $       803,104
      525,000   Minnesota Public Facilities Authority,
                  Water PCR Bonds, Series A, COLL by
                  USG, 7.10%, 3/1/12, P/R 3/1/00 @ 102            558,852
    1,960,000   Minnesota Public Facilities Authority,
                  Water PCR Bonds, Series A, 6.50%,
                  3/1/14, P/R 3/1/02 @ 102                      2,160,880
      750,000   Minnesota Public Facilities Authority,
                  Water PCR Bonds, Series A, 6.25%,
                  3/1/15, P/R 3/1/05 @ 100                        843,585
      190,000   Minnesota State HEFA RV, Hamline
                  University, Series 3A, COLL by USG,
                  7.00%, 10/1/04, P/R 10/1/00 @ 100               201,592
      205,000   Minnesota State HEFA RV, Hamline
                  University, Series 3A, COLL by USG,
                  7.00%, 10/1/05, P/R 10/1/00 @ 100               217,507
      220,000   Minnesota State HEFA RV, Hamline
                  University, Series 3A, COLL by USG,
                  7.00%, 10/1/06, P/R 10/1/00 @100                233,422
      235,000   Minnesota State HEFA RV, Hamline
                  University, Series 3A, COLL by USG,
                  7.00%, 10/1/07, P/R 10/1/00 @100                249,337
      110,000   Minnesota State HEFA RV, Hamline
                  University, Series 3K, COLL by USG,
                  ETM, 6.10%, 6/1/00                              114,214
      135,000   Minnesota State HEFA RV, Hamline
                  University, Series 3K, COLL by USG,
                  6.20%, 6/1/01                                   143,089
      130,000   Minnesota State HEFA RV, Hamline
                  University, Series 3K, COLL by USG,
                  6.30%, 6/1/02                                   140,676
      270,000   Minnesota State HEFA RV, Hamline
                  University, Series 3K, COLL by USG,
                  6.40%, 6/1/03, P/R 6/1/02 @ 100                 292,683
      240,000   Minnesota State HEFA RV, Hamline
                  University, Series 3K, COLL by USG,
                  6.50%, 6/1/04, P/R 6/1/02 @ 100                 260,942
      250,000   Minnesota State HEFA RV, Hamline
                  University, Series 3K, COLL by USG,
                  6.60%, 6/1/07, P/R 6/1/02 @ 100                 272,627
    1,000,000   Minnetonka, MN, Independent SD #276, GO
                  Bonds, Series A, 6.30%, 2/1/04, P/R
                  2/1/02 @ 100                                  1,076,340
      250,000   Moorhead, MN, EDA MFHR Bonds, Eventide
                  Lutheran Home Project, Series A, COLL,
                  8.00%, 9/1/11, P/R 9/1/00 @ 102                 273,235
      500,000   Moorhead, MN, Public Utilities RV,
                  Series A, MBIA insured, 5.75%,
                  11/1/03, C/O 11/1/02 @ 100                      535,085
    1,865,000   Moorhead, MN, Residential Mortgage RV,
                  7.10%, 8/1/11                                 2,198,089
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
            MINNESOTA INTERMEDIATE TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
ESCROWED IN TREASURIES (continued)

      165,000   Northern Minnesota Municipal Power
                  Agency, Electric RV, COLL by USG,
                  6.00%, 1/1/20, P/R 1/1/99 @ 100         $       165,399
      105,000   Olmsted County, MN, Housing &
                  Redevelopment Authority RV, COLL by
                  USG, 7.00%, 2/1/06, P/R 2/1/01 @ 100            112,374
      290,000   Olmsted County, MN, Housing &
                  Redevelopment Authority RV, COLL by
                  USG, 7.00%, 2/1/07, P/R 2/1/01 @ 100            310,367
      300,000   Olmsted County, MN, Housing &
                  Redevelopment Authority RV, COLL by
                  USG, 7.00%, 2/1/08, P/R 2/1/01 @ 100            321,069
      500,000   Puerto Rico Commonwealth GO Bonds, FGIC
                  insured, 7.10%, 7/1/02, P/R 7/1/00 @
                  102                                             538,155
      160,000   Puerto Rico Electric Power Authority RV,
                  Series N, COLL by USG, 7.00%, 7/1/07,
                  P/R 7/1/99 @ 101.50                             166,000
      500,000   Rochester, MN, GO Bonds, 7.00%, 12/1/04,
                  P/R 12/1/98 @ 100                               500,055
      500,000   Rochester, MN, GO Bonds, 7.00%, 12/1/05,
                  P/R 12/1/98 @ 100                               500,055
    2,750,000   Rochester, MN, Health Care Facilities
                  RV, Mayo Foundation/Mayo Medical
                  Center, Series A, 8.30%, 11/15/07, P/R
                  11/15/99 @ 100                                2,879,938
    1,440,000   Sartell, MN, Independent SD #748, GO
                  Bonds, Capital Appreciation, Series A,
                  0.00% (6.03% effective yield), 2/1/11,
                  C/O 2/1/02 @ 55.303                             696,874
      545,000   Southern Minnesota Municipal Power
                  Agency, Power Supply System RV,
                  Refunded Balance, Series A, 5.50%,
                  1/1/03                                          579,635
    1,000,000   St. Louis Park, MN, Independent SD #283,
                  GO Bonds, Series B, 5.90%, 2/1/03, C/O
                  2/1/01 @ 100                                  1,046,950
    2,620,000   St. Paul, MN, Housing & Redevelopment
                  Authority, Cooling RV, District Energy
                  Services Inc., Series C, 8.00% 3/1/12,
                  C/O 9/1/01 @ 102                              2,964,242
      250,000   St. Paul, MN, Housing & Redevelopment
                  Authority, Health Care RV, Children's
                  Hospital St. Paul, 7.15%, 12/1/05, P/R
                  12/1/99 @ 102                                   264,758
      600,000   St. Paul, MN, Independent SD #625, GO
                  Bonds, Series B, 6.10%, 2/1/03, P/R
                  2/1/01 @ 100                                    630,846
      625,000   St. Paul, MN, Independent SD #625, GO
                  Bonds, Series B, 6.20%, 2/1/04, P/R
                  2/1/01 @ 100                                    658,425
    1,000,000   St. Paul, MN, Sewer RV, Series A, 8.00%,
                  12/1/08, C/O 12/1/98 @ 101                    1,010,130

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
            MINNESOTA INTERMEDIATE TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
ESCROWED IN TREASURIES (continued)

    1,000,000   Washington County, MN, Housing &
                  Redevelopment Authority, Jail
                  Facilities RV, 7.00%, 2/1/06, P/R
                  2/1/02 @ 100                            $     1,097,390
      940,000   Washington County, MN, Housing &
                  Redevelopment Authority, Jail
                  Facilities RV, 7.00%, 2/1/07, P/R
                  2/1/02 @ 100                                  1,031,547
      145,000   Washington County, MN, Housing &
                  Redevelopment Authority, Lease RV,
                  Independent SD #833, South Washington,
                  5.75%, 12/1/98                                  145,010
      360,000   Washington County, MN, Housing &
                  Redevelopment Authority, Lease RV,
                  Independent SD #833, South Washington,
                  6.60%, 12/1/02                                  397,454
      380,000   Washington County, MN, Housing &
                  Redevelopment Authority, Lease RV,
                  Independent SD #833, South Washington,
                  6.75%, 12/1/03, P/R 12/1/02 @ 100               421,637
      410,000   Washington County, MN, Housing &
                  Redevelopment Authority, Lease RV,
                  Independent SD #833, South Washington,
                  6.90%, 12/1/04, P/R 12/1/02 @ 100               457,088
      435,000   Washington County, MN, Housing &
                  Redevelopment Authority, Lease RV,
                  Independent SD #833, South Washington,
                  7.00%, 12/1/05, P/R 12/1/02 @ 100               486,495
      465,000   Washington County, MN, Housing &
                  Redevelopment Authority, Lease RV,
                  Independent SD #833, South Washington,
                  7.00%, 12/1/06, P/R 12/1/02 @ 100               520,047
      100,000   Wayzata, MN, Independent SD #284, GO
                  Bonds, Series A, 7.00%, 2/1/05, C/O
                  2/1/99 @ 100                                    100,631
      250,000   Wayzata, MN, Independent SD #284, GO
                  Bonds, Series A, 7.10%, 2/1/08, C/O
                  2/1/99 @ 100                                    251,620
    1,000,000   West St. Paul, MN, Independent SD #197,
                  GO Bonds, Capital Appreciation School
                  Building Project, MBIA insured, 0.00%
                  (5.60% effective yield), 2/1/06, C/O
                  2/1/05 @ 94.626                                 735,770
    2,395,000   Western Minnesota Municipal Power
                  Agency, Power RV, Series 1977 A,
                  6.38%, 1/1/16                                 2,736,264
                                                          ---------------
                                                               53,823,416
                                                          ---------------
GENERAL OBLIGATION (15.9%)
    1,000,000   Alexandria, MN, Independent SD #206, GO
                  Bonds, Series A, 5.38%, 2/1/13                1,060,840
      250,000   Coon Rapids, MN, Tax Increment GO,
                  Series B, 6.25%, 2/1/99                         250,660
      255,000   Coon Rapids, MN, GO Bonds, Special
                  Assessment, Series B, 5.80%, 2/1/04             273,006
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
            MINNESOTA INTERMEDIATE TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
GENERAL OBLIGATION (continued)

    2,325,000   Dakota County, MN, GO Bonds, Series B,
                  AMBAC insured, 6.00%, 2/1/02            $     2,390,612
      400,000   Dakota County, MN, GO Bonds, Series B,
                  AMBAC insured, 6.20%, 2/1/04                    412,196
    1,020,000   Farmington, MN, Independent SD #192, GO
                  Bonds, Series B, FSA insured, 0.00%
                  (4.85% effective yield), 2/1/09                 654,554
    1,175,000   Farmington, MN, Independent SD #192, GO
                  Bonds, Series B, FSA insured, 0.00%
                  (4.93% effective yield), 2/1/10                 715,563
    1,000,000   Hennepin County, MN, Solid Waste RV,
                  5.75%, 10/1/10                                1,078,780
    3,250,000   Metropolitan Council, MN, GO Bonds,
                  Minneapolis-St Paul Metropolitan Area,
                  Series A, 6.00%, 12/1/02                      3,459,170
    2,815,000   Minneapolis, MN, GO Bonds, Sales Tax
                  Revenue, 6.05%, 4/1/04                        3,061,200
    1,800,000   Minneapolis, MN, GO Bonds, Special SD
                  #1, 5.00%, 2/1/99                             1,805,940
    1,750,000   Minneapolis, MN, GO Bonds, Sports Arena
                  Project, 5.13%, 10/1/20                       1,766,695
    1,000,000   Minneapolis, MN, GO Bonds, Sports Arena
                  Project, 5.20%, 10/1/24                       1,019,560
    1,580,000   Minnetonka, MN, ISD #276, GO Bonds,
                  Series A, 6.10%, 2/1/02                       1,692,385
    1,400,000   Minnetonka, MN, ISD #276, GO Bonds,
                  Series B, 5.65%, 2/1/10                       1,544,228
      300,000   Monticello, MN, GO Bonds, ISD #882, FSA
                  insured, 6.80%, 2/1/07, C/O 2/1/99 @
                  100                                             301,794
    1,000,000   Ramsey County, MN, GO Bonds, Capital
                  Improvements, Series A, 6.25%, 2/1/06         1,135,980
    2,000,000   Rosemount, MN, ISD #196, GO Bonds,
                  Capital Apreciation, Series A, 0.00%
                  (5.50% effective yield), 4/1/09               1,274,140
    3,000,000   Rosemount, MN, ISD #196, GO Bonds,
                  Capital Apreciation, Series A, 0.00%
                  (5.55% effective yield), 4/1/09               1,813,470
    2,000,000   Rosemount, MN, ISD #196, GO Bonds,
                  Capital Apreciation, Series A, 0%,
                  (5.6% effective yield) 4/1/11                 1,142,620
      500,000   Shakopee, MN, GO Bonds, ISD #270, 4.63%,
                  2/1/17                                          487,370
    2,000,000   St. Cloud, MN, GO Bonds, Inverse
                  Floaters, 8.85% V/R, 8/1/13, C/O
                  2/1/02 @ 100                                  2,260,000
    1,050,000   St. Paul, MN, ISD #625, GO Bonds, Series
                  B, 5.70%, 2/1/09                              1,131,973
      580,000   St. Paul, MN, ISD #625, GO Bonds, Series
                  B, 5.80%, 2/1/11                                632,403
      235,000   Waconia, MN, GO Bonds, 6.00%, 6/1/06              251,445
    1,000,000   Wayzata, MN, ISD #284, GO Bonds, Series
                  B, 5.85%, 2/1/10                              1,084,100

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
            MINNESOTA INTERMEDIATE TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
GENERAL OBLIGATION (continued)

      825,000   West St. Paul, MN, ISD #197, GO Bonds,
                  Capital Appreciation School Building
                  Project, MBIA insured, 0.00% (5.40%
                  effective yield), 2/1/04                $       672,598
    1,000,000   West St. Paul, MN, ISD #197 GO Bonds,
                  FSA insured, 4.75%, 2/1/12                    1,012,930
      225,000   Wright County, MN, GO Bonds, Series B,
                  5.80%, 2/1/04                                   241,157
                                                          ---------------
                                                               34,627,369
                                                          ---------------
GENERAL OBLIGATION--STATES, TERRITORIES (2.3%)
    1,000,000   Minnesota State GO Bonds, 4.90%, 8/1/04         1,045,090
    1,500,000   Minnesota State GO Bonds, 5.25%, 8/1/15         1,549,695
    2,000,000   Puerto Rico Commonwealth GO Bonds,
                  6.25%, 7/1/11                                 2,364,160
                                                          ---------------
                                                                4,958,945
                                                          ---------------
HEALTH CARE REVENUE (14.7%)
    2,195,000   Breckenridge, MN, Health Facilities RV,
                  Catholic Health Corp., MBIA insured,
                  5.00%, 11/15/05                               2,325,076
    1,190,000   Detroit Lakes, MN, Health Care
                  Facilities RV, Benedictine Health
                  Systems, St. Mary, Series G, Connie
                  Lee insured, 6.00%, 2/15/12                   1,297,290
      635,000   Duluth, MN, EDA, Health Care Facilities
                  RV, Benedictine Health System, St.
                  Mary, Series A, MBIA insured, 5.55%,
                  2/15/04                                         679,742
      690,000   Duluth, MN, EDA, Health Care Facilities
                  RV, Benedictine Health System, St.
                  Mary, Series A, MBIA insured, 5.65%,
                  2/15/05                                         742,399
      465,000   Duluth, MN, EDA, Health Care Facilities
                  RV, Benedictine Health System, St.
                  Mary, Series A, MBIA insured, 5.75%,
                  2/15/06                                         500,968
      425,000   Duluth, MN, EDA, Hospital Facilities RV,
                  St. Luke's Hospital of Duluth, Series
                  B, Connie Lee insured, 6.10%, 5/1/00            440,092
      450,000   Duluth, MN, EDA, Hospital Facilities RV,
                  St. Luke's Hospital of Duluth, Series
                  B, Connie Lee insured, 6.20%, 5/1/01            475,470
      500,000   Duluth, MN, EDA, Hospital Facilities RV,
                  St. Luke's Hospital of Duluth, Series
                  B, Connie Lee insured, 6.45%, 5/1/05            545,230
      500,000   Duluth, MN, EDA, Hospital Facilities RV,
                  St. Luke's Hospital of Duluth, Series
                  B, Connie Lee insured, 6.40%, 5/1/18            546,120
      315,000   Edina, MN, Hospital System RV, Fairview
                  Hospital, Series A, 7.00%, 7/1/99               321,911
    1,000,000   Fergus Falls, MN, Health Care Facilities
                  RV, Lake Region Hospital Corp.
                  Project, Series A, 6.5%, 9/1/18               1,074,070
      700,000   Glencoe, MN, Hospital RV, 6.63%, 4/1/11           741,356
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
            MINNESOTA INTERMEDIATE TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
HEALTH CARE REVENUE (continued)

      205,000   Hastings, MN, Health Care Facilities RV,
                  Regina Medical Center, ACA insured,
                  4.80%, 9/15/10                          $       206,564
      400,000   Hastings, MN, Health Care Facilities RV,
                  Regina Medical Center, ACA insured,
                  5.00%, 9/15/13                                  401,352
      400,000   Hastings, MN, Health Care Facilities RV,
                  Regina Medical Center, ACA insured,
                  5.25%, 9/15/18                                  400,120
      315,000   Mankato, MN, Hospital Facilities RV, 1st
                  Mortgage-Immanuel St. Joseph's
                  Project, Series C, 6.10%, 8/1/05                340,376
      390,000   Mankato, MN, Hospital Facilities RV, 1st
                  Mortgage-Immanuel St. Joseph's
                  Project, Series C, 6.15%, 8/1/06                420,826
      550,000   Minneapolis & St. Paul, MN, Housing &
                  Redevelopment Authority Health Care
                  System, HealthOne Obligated Group
                  Project, Series A, MBIA insured,
                  7.38%, 8/15/02                                  594,363
      805,000   Minneapolis & St. Paul, MN, Housing &
                  Redevelopment Authority Health Care
                  System, HealthOne Obligated Group
                  Project, Series A, MBIA insured,
                  7.40%, 8/15/11                                  868,184
    2,500,000   Minnesota Agriculture & Economic
                  Development Board, Health Care RV,
                  Fairview Hospital, Series A, MBIA
                  insured, 5.50%, 11/15/17                      2,651,000
    2,000,000   Minnesota Agriculture & Economic
                  Development Board, Health Care RV,
                  Fairview Hospital, Series A, MBIA
                  insured, 5.75%, 11/15/26                      2,152,440
      505,000   Monticello-Big Lake, MN, Community
                  Hospital District, Health Care RV,
                  Series A, 5.20%, 12/1/09                        513,726
      500,000   Monticello-Big Lake, MN, Community
                  Hospital District, Health Care RV,
                  Series A, 5.30%, 12/1/10                        508,255
      725,000   Monticello-Big Lake, MN, Community
                  Hospital District, Health Care RV,
                  Series A, 5.40%, 12/1/11                        739,652
    2,285,000   Rochester, MN, Health Care Facilities
                  RV, Mayo Foundation/Mayo Medical
                  Center, Series I, 5.80%, 11/15/07             2,571,013
    1,185,000   Rochester, MN, Health Care Facilities
                  RV, Mayo Foundation/Mayo Medical
                  Center, Series I, 5.88%, 11/15/08             1,345,674
    1,650,000   Rochester, MN, Health Care Facilities
                  RV, Mayo Foundation/Mayo Medical
                  Center, Series I, 5.90%, 11/15/09             1,882,931
    2,000,000   Rochester, MN, Health Care Facilities
                  RV, Mayo Foundation/Mayo Medical
                  Center, Series I, 5.90%, 11/15/10             2,275,600

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
            MINNESOTA INTERMEDIATE TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
HEALTH CARE REVENUE (continued)

      500,000   Roseau, MN, Health Facilities RV, Roseau
                  Area Hospital District, 5.50%, 10/1/18  $       501,465
      385,000   Roseau, MN, Health Facilities RV, Roseau
                  Area Hospital District, 5.75%, 10/1/23          386,113
      500,000   St. Louis Park, MN, Hospital RV,
                  Methodist Hospital, Series A, AMBAC
                  insured, 7.00%, 7/1/00                          526,475
    1,000,000   St. Paul, MN, Housing & Redevelopment
                  Authority, Health Care Facilities RV,
                  Regions Hospital Project, 5.25%,
                  5/15/18                                         984,410
    2,000,000   St. Paul, MN, Housing & Redevelopment
                  Authority, Health Care Facilities RV,
                  Regions Hospital Project, 5.30%,
                  5/15/28                                       1,947,620
                                                          ---------------
                                                               31,907,883
                                                          ---------------
INDUSTRIAL DEVELOPMENT REVENUE (2.2%)
      110,000   Becker, MN, PCR Bonds, Nothern States
                  Power Co. Project, 7.25%, 12/1/05               110,329
    1,050,000   Red Wing, MN, PCR Bonds, Nothern States
                  Power Co., MBIA-IBC insured, 5.70%,
                  5/1/03                                        1,060,710
    2,100,000   Seaway Port Authority Duluth, MN,
                  Industrial Development Dock & Wharf
                  (Cargill, Inc.) RV, Series B, 6.80%,
                  5/1/12                                        2,302,923
      570,000   St. Louis Park, MN, Commercial
                  Developent RV, G & N LP Project,
                  7.00%, 6/1/06                                   597,884
      750,000   St. Paul, MN, HRA, District Cooling RV,
                  Series J, Credit Local de France, LOC,
                  5.13%, 3/1/12                                   770,415
                                                          ---------------
                                                                4,842,261
                                                          ---------------
MULTI-FAMILY HOUSING REVENUE (2.4%)
    1,090,000   Edina, MN, MFHR Bonds, Edina Park Place
                  Project, Series A, FHA insured, 7.50%,
                  12/1/09                                       1,131,649
       20,000   Minneapolis, MN, Community Development
                  Agency & St. Paul Housing &
                  Redevelopment Authority RV, Joint
                  Housing Program, 9.50%, 12/1/00                  20,123
    1,225,000   Minneapolis, MN, MFHR Bonds, Churchill
                  Project, FHA insured, 6.95%, 10/1/05          1,321,481
      680,000   Minnesota State Housing Finance Agency,
                  Rental Housing RV, Series D, MBIA
                  insured, 5.90%, 8/1/15                          721,045
      855,000   Minnesota State Housing Finance Agency,
                  Rental Housing RV, Series D, MBIA
                  insured, 6.25%, 2/1/20                          865,841
      150,000   St. Anthony, MN, MFHR Bonds, Autumn
                  Woods Project, Asset Guaranty
                  Insurance Co., LOC, 6.00%, 7/1/99               151,847
      160,000   St. Anthony, MN, MFHR Bonds, Autumn
                  Woods Project, Asset Guaranty
                  Insurance Co., LOC, 6.10%, 7/1/00               165,382
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
            MINNESOTA INTERMEDIATE TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
MULTI-FAMILY HOUSING REVENUE (continued)

      170,000   St. Anthony, MN, MFHR Bonds, Autumn
                  Woods Project, Asset Guaranty
                  Insurance Co., LOC, 6.25%, 7/1/01       $       178,916
      180,000   St. Anthony, MN, MFHR Bonds, Autumn
                  Woods Project, Asset Guaranty
                  Insurance Co., LOC, 6.40%, 7/1/02               192,492
      190,000   St. Anthony, MN, MFHR Bonds, Autumn
                  Woods Project, Asset Guaranty
                  Insurance Co., LOC, 6.50%, 7/1/03               206,213
      175,000   St. Anthony, MN, MFHR Bonds, Autumn
                  Woods Project, Asset Guaranty
                  Insurance Co., LOC, 6.60%, 7/1/04               190,204
       50,000   St. Paul, MN, Housing & Redevelopment
                  Authority RV, Amherst H. Wilder
                  Foundation, 6.50%, 6/1/01                        50,659
                                                          ---------------
                                                                5,195,852
                                                          ---------------
NURSING HOME REVENUE (1.6%)
      500,000   Minneapolis, MN, Health Care Facilities
                  RV, Ebenezer Society Project, Series
                  A, 7.20%, 7/1/23                                527,765
      500,000   Pine River, MN, Health Facilities RV
                  Evan Lutheran Good Samaritan Project,
                  6.40%, 8/1/15                                   553,610
      105,000   Spring Park, MN, Health Care Facilities
                  RV, Twin Birch Health Care Center
                  Project, 7.75%, 8/1/99                          107,685
      115,000   Spring Park, MN, Health Care Facilities
                  RV, Twin Birch Health Care Center
                  Project, 8.00%, 8/1/00                          121,663
      125,000   Spring Park, MN, Health Care Facilities
                  RV, Twin Birch Health Care Center
                  Project, 8.00%, 8/1/01                          135,461
      135,000   Spring Park, MN, Health Care Facilities
                  RV, Twin Birch Health Care Center
                  Project, 8.10%, 8/1/02                          148,643
      145,000   Spring Park, MN, Health Care Facilities
                  RV, Twin Birch Health Care Center
                  Project, 8.10%, 8/1/03                          159,261
    1,500,000   White Bear Lake, MN, First Mortgage
                  Nursing Home RV, White Bear Lake Care
                  Center, 8.25%, 11/1/12                        1,679,250
                                                          ---------------
                                                                3,433,338
                                                          ---------------
OTHER REVENUE (4.0%)
      750,000   Anoka County, MN, Resource Recovery RV,
                  Northern State Power Co., 7.00%,
                  12/1/03                                         790,373
      285,000   Duluth, MN, Gross RV, Spirit Mountain
                  Recreation Area, 6.00%, 2/1/00                  291,461
      300,000   Duluth, MN, Gross RV, Spirit Mountain
                  Recreation Area, 6.15%, 2/1/01                  309,177
      300,000   Duluth, MN, Gross RV, Spirit Mountain
                  Recreation Area, 6.30%, 2/1/02                  310,020

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
            MINNESOTA INTERMEDIATE TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
OTHER REVENUE (continued)

      400,000   Duluth, MN, Gross RV, Spirit Mountain
                  Recreation Area, 6.50%, 2/1/04          $       414,260
      425,000   Duluth, MN, Gross RV, Spirit Mountain
                  Recreation Area, 6.60%, 2/1/05                  438,370
      455,000   Duluth, MN, Gross RV, Spirit Mountain
                  Recreation Area, 6.70%, 2/1/06                  469,483
    3,245,000   Minneapolis, MN, Temporary Package Ramp,
                  Transportation RV, Series A, 4.75%,
                  6/1/00                                        3,245,941
    1,380,000   Minnesota State Iron Range Resources &
                  Rehabilitation Gross RV, Giants Ridge
                  Recreational Area, 7.25%, 10/1/11             1,452,367
       36,245   Minnesota Tax Exempt Mortgage Trust,
                  Series C, 2.86% V/R, 9/1/10                      36,273
      180,000   St. Cloud, MN, COP, 5.20%, 12/1/05                185,751
      185,000   St. Cloud, MN, COP, 5.30%, 12/1/06                190,890
      100,000   St. Cloud, MN, COP, 5.38%, 12/1/07                103,146
      400,000   St. Paul, MN, Housing & Redevelopment
                  Authority District, Heating RV,
                  Cogeneration Facilities Project,
                  8.30%, 11/1/04                                  415,336
                                                          ---------------
                                                                8,652,848
                                                          ---------------
SINGLE FAMILY HOUSING REVENUE (1.7%)
      645,000   Coon Rapids, MN, SFM RV, 6.15%, 9/1/09            684,893
      645,000   Minnesota State Housing Finance Agency,
                  Series A, SFM RV, 5.95%, 1/1/17                 689,576
      140,000   Minnesota State Housing Finance Agency,
                  SFM RV, Series B, FHA/VA/Private
                  Mortgages, LOC, 7.05%, 1/1/02                   144,409
      150,000   Minnesota State Housing Finance Agency,
                  SFM RV, Series B, FHA/VA/Private
                  Mortgages, LOC, 7.05%, 7/1/02                   154,791
       80,000   Minnesota State Housing Finance Agency,
                  SFM RV, Series B, FHA/VA/Private
                  Mortgages, LOC, 7.30%, 7/1/10                    82,570
      185,000   Minnesota State Housing Finance Agency,
                  SFM RV, Series D2, remarketed 3/24/93,
                  5.60%, 1/1/06                                   196,111
      300,000   Minnesota State Housing Finance Agency,
                  SFM RV, Series E, FHA/VA Mortgages,
                  LOC, 7.30%, 8/1/99                              304,380
      100,000   Minnesota State Housing Finance Agency,
                  SFM RV, Series E, FHA/VA Mortgages,
                  LOC, 7.40%, 2/1/00                              102,274
      100,000   Minnesota State Housing Finance Agency,
                  SFM RV, Series E, FHA/VA Mortgages,
                  LOC, 7.50%, 2/1/01                              102,314
      170,000   Minnesota State Housing Finance Agency,
                  SFM RV, Series G, 6.45%, 1/1/05                 179,066
      675,000   St. Paul, MN, Housing & Redevelopment
                  Authority, SFM RV, FNMA Mortgage
                  Backed Securities Program, FNMA
                  insured, 6.25%, 9/1/14                          725,902
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
            MINNESOTA INTERMEDIATE TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
SINGLE FAMILY HOUSING REVENUE (continued)

      320,000   Vadnais Heights, MN, SFM RV, 5.25%,
                  11/1/02                                 $       331,840
                                                          ---------------
                                                                3,698,126
                                                          ---------------
TAX INCREMENT REVENUE (4.9%)
    2,000,000   Bloomington, MN, Port Authority Tax RV,
                  Mall of America Project, Series A, FSA
                  insured, 5.25%, 2/1/03                        2,103,500
    2,000,000   Bloomington, MN, Port Authority Tax RV,
                  Mall of America Project, Series A, FSA
                  insured, 5.45%, 2/1/09                        2,058,280
    2,000,000   Bloomington, MN, Port Authority Tax RV,
                  Mall of America Project, Series A, FSA
                  insured, 5.35%, 2/1/13                        2,059,000
    5,500,000   Minneapolis, MN, Community Development
                  Agency, Tax Increment RV, Capital
                  Appreciation, MBIA insured, 0.00%,
                  (5.00% effective yield), 9/1/04               4,381,850
                                                          ---------------
                                                               10,602,630
                                                          ---------------

TOTAL MUNICIPAL BONDS (COST $202,389,087)                     214,056,663
                                                          ---------------
MUNICIPAL DEMAND NOTES (1.3%)
      200,000   Bloomington, MN, Port Authority Special
                  Tax RV, Mall of America Project, 3.25%
                  V/R, 2/1/13(c)                                  200,000
      300,000   Duluth, MN, EDA Health Care Facilities
                  RV, Miller-Dwan Medical Center
                  Project, Credit Local de France, LOC,
                  3.25% V/R, 6/1/19(c)                            300,000
      200,000   Hopkins, MN, IDR Bonds, Supervalu Inc.
                  Project, Wachovia Bank, LOC, 3.50%
                  V/R, 7/1/07(c)                                  200,000
    1,000,000   Minnesota State Housing Finance Agency,
                  SFM RV, Series G, Society General,
                  LOC, 4.15% V/R, 1/1/18, mandatory put
                  12/1/98 @ 100                                 1,000,030
    1,000,000   St. Cloud, MN, Health Care Facilities
                  RV, St. Cloud Hospital, Series A,
                  Rabobank, LOC, 3.10% V/R, 7/1/27(c)           1,000,000
                                                          ---------------

TOTAL MUNICIPAL DEMAND NOTES (COST $1,700,000)                  2,700,030
                                                          ---------------
SHORT TERM HOLDINGS (0.1%)
      306,938   Federated Tax-Free Obligations Fund               306,938
                                                          ---------------

TOTAL SHORT TERM HOLDINGS (COST $306,938)                         306,938
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $204,396,025)            $   217,063,631
                                                          ---------------
                                                          ---------------

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                         MINNESOTA TAX-FREE FUND
-----------------------------------------------------------------
MUNICIPAL BONDS (93.7%)
AIRPORT REVENUE (1.3%)
    1,000,000   Minneapolis & St. Paul, MN, Metropolitan
                  Airports RV, Community Airport, Series
                  A, AMBAC insured, 5.00%, 1/1/22         $     1,002,240
                                                          ---------------
CERTIFICATES OF PARTICIPATION & LEASE REVENUE (2.5%)
    1,290,000   Lino Lakes, MN, EDA, Lease Revenue,
                  Series A, 5.35%, 2/1/19                       1,303,210
      205,000   Savage, MN, EDA RV, Lease Revenue,
                  5.40%, 2/1/14                                   210,793
      220,000   Savage, MN, EDA RV, Lease Revenue,
                  5.45%, 2/1/15                                   226,442
      210,000   Savage, MN, EDA RV, Lease Revenue,
                  5.50%, 2/1/16                                   216,455
                                                          ---------------
                                                                1,956,900
                                                          ---------------
EDUCATION FACILITIES REVENUE (16.5%)
    1,470,000   Hopkins, MN, Educational Facilities RV,
                  Blake School Project, 5.50%, 9/1/24           1,516,731
    1,055,000   Minnesota State HEFA RV, Augsburg
                  College, Series 3-G, Connie Lee
                  insured, 6.50%, 1/1/11                        1,104,258
    1,345,000   Minnesota State HEFA RV, College at St.
                  Benedict, Series 4-T, 5.35%, 3/1/20           1,353,447
    2,250,000   Minnesota State HEFA RV, St. Johns
                  University, Series 4-L, 5.40%, 10/1/22        2,322,405
      500,000   Minnesota State HEFA RV, University of
                  St. Thomas, series 4-M, 5.35%, 4/1/17           514,350
      135,000   Minnesota State HEFA RV, Unrefunded
                  Balance, Series 3-W, 6.00%, 3/1/07              144,989
    5,500,000   University of Minnesota, Educational
                  Facilities RV, Series A, 5.50%, 7/1/21        6,023,050
                                                          ---------------
                                                               12,979,230
                                                          ---------------
ESCROWED IN TREASURIES (11.9%)
      200,000   Bemidji, MN, Hospital Facilities
                  Authortiy RV, First Mortgage-North
                  Country Health Services Project,
                  Series A, 7.00%, 9/1/11, P/R 9/1/01 @
                  102                                             220,568
      210,000   Bloomington, MN, Tax Increment GO Bonds,
                  9.75%, 2/1/07, P/R 2/1/05 @ 100                 275,148
    2,530,000   Burnsville, MN, Hospital Systems RV,
                  Fairview Community Hospitals, 0.00%
                  (5.87% effective yield), 5/1/12               1,215,665
      500,000   Chaska, MN, Independent SD # 112, GO
                  Bonds, SCEP, Series B, 6.00%, 2/1/13,
                  C/O 2/1/06 @ 100                                558,760
      800,000   Edina, MN, Independent SD # 273, GO
                  Bonds, 5.50%, 2/1/04, P/R 2/1/02 @ 100          842,112
      800,000   Mankato, MN, Hospital Facility RV, First
                  Mortgage-Immanuel St. Joseph's
                  Project, Series A, 6.30%, 8/1/22, P/R
                  8/1/02 @ 102                                    883,672
    1,000,000   Minnesota PFA Water PCR Bonds, Series A,
                  6.50%, 3/1/14, P/R 3/1/02 @ 102               1,102,490

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   MINNESOTA TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
ESCROWED IN TREASURIES (continued)

      365,000   Minnesota State HEFA RV, Series 3-W,
                  6.00%, 3/1/07, P/R 3/1/04 @ 100         $       399,160
      750,000   Moorhead, MN, EDA, MFHR Bonds, Eventide
                  Project, Series A, 8.00%, 9/1/11 P/R
                  9/1/00 @ 102                                    819,705
      125,000   Northern Minnesota Municipal Power
                  Agency, Electric System RV, Series A,
                  AMBAC insured 6.00%, 1/1/19, P/R
                  1/1/99 @ 100                                    125,308
      240,000   Southern Minnesota Municipal Power
                  Agency, Power Supply System RV, Series
                  A, 6.00%, 1/1/13, P/R 1/1/99 @ 100            1,904,309
    1,000,000   Stillwater, MN, Independent SD # 834, GO
                  Bonds, FGIC insured, 6.75%, 2/1/10,
                  P/R 2/1/99 @ 100                              1,006,030
                                                          ---------------
                                                                9,352,927
                                                          ---------------
GENERAL OBLIGATION--(6.0%)
      100,000   Bloomington, MN, Tax Increment GO Bonds,
                  9.70%, 2/1/04                                   126,425
    1,500,000   Hennepin County, MN, RV, Solid Waste
                  5.75%, 10/1/10                                1,618,170
    2,650,000   Minneapolis, MN, GO Bonds, Sports Arena
                  Project, 5.20%, 10/1/24                       2,701,834
      245,000   Waconia, MN, GO Bonds, 6.00%, 6/1/07              261,731
                                                          ---------------
                                                                4,708,160
                                                          ---------------
GENERAL OBLIGATION--SCHOOL DISTRICTS (5.2%)
    1,650,000   Minnetonka, MN, Independent SD # 276, GO
                  Bonds, SCEP, Series B, 5.75%, 2/1/22          1,765,681
    2,200,000   Wayzata, MN, Independent SD # 284, GO
                  Bonds, Series A, 5.35%, 2/1/15                2,298,824
                                                          ---------------
                                                                4,064,505
                                                          ---------------
GENERAL OBLIGATION--STATES, TERRITORIES (3.5%)
    1,500,000   Minnesota State, GO Bonds, 5.25%, 8/1/15        1,549,695
    1,010,000   Puerto Rico Commonwealth, GO Bonds,
                  6.50%, 7/1/15                                 1,211,889
                                                          ---------------
                                                                2,761,584
                                                          ---------------
HEALTH CARE REVENUE (24.3%)
    1,435,000   Bemidji, MN, Hospital Facilities,
                  Healthcare First Mortgage RV, North
                  Country Health Services Project,
                  5.63%, 9/1/21                                 1,484,952
    1,000,000   Brainerd, MN, Health Care Facilities RV,
                  Benedictine Health-St. Joseph's Health
                  Center, Series 1993 E, Connie Lee
                  insured, 6.00%, 2/15/20                       1,084,070
      500,000   Duluth, MN, EDA, Hospital Facilities RV,
                  St. Luke's Hospital of Duluth, Series
                  B, Connie Lee insured, 6.40%, 5/1/18            546,120
      500,000   Glencoe, MN, Health Care RV, 6.40%,
                  12/1/15                                         518,590
      690,000   Glencoe, MN, Hospital RV, 6.63%, 4/1/11           730,765

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   MINNESOTA TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
HEALTH CARE REVENUE (continued)

    1,350,000   Hastings, MN, Health Care Facilities RV,
                  Regina Medical Center, ACA insured,
                  5.30%, 9/15/28                          $     1,350,392
    1,000,000   Hibbing, MN, Health Care Facilities RV,
                  Duluth Clinic Ltd., FSA insured,
                  5.50%, 11/1/16                                1,051,060
    1,000,000   Minneapolis & St. Paul, MN, Housing &
                  Redevelopment Authority Health Care
                  System, Childrens Health Care RV,
                  Series A, FSA insured, 5.70%, 8/15/16         1,065,930
      500,000   Minneapolis & St. Paul, MN, Housing &
                  Redevelopment Authority Health Care
                  System, Group Health Plan, Inc.
                  Project, 6.75%, 12/1/13                         542,730
      600,000   Minneapolis & St. Paul, MN, Housing &
                  Redevelopment Authority Health Care
                  System, HealthOne Obligated Group
                  Project, Series A, MBIA insured,
                  7.40%, 8/15/11                                  647,094
    2,500,000   Minnesota Agriculture & Economic
                  Development Board, Health Care RV,
                  Fairview Hospital, Series A, MBIA
                  insured, 5.50%, 11/15/17                      2,651,000
    3,800,000   Minnesota Agriculture & Economic
                  Development Board, Health Care RV,
                  Fairview Hospital, Series A, MBIA
                  insured, 5.75%, 11/15/26                      4,089,636
      825,000   Monticello-Big Lake, MN, Community
                  Hospital District Gross Revenue,
                  Health Care RV, Series A, 5.45%,
                  12/1/12                                         841,079
      115,000   Red Wing, MN, Health Care Facilities RV,
                  River Region Obligated Group, Series
                  1993 B, 6.35%, 9/1/07                           123,989
    1,000,000   Rochester, MN, Health Care Facilities
                  RV, Mayo Medical Center, Series F,
                  6.25%, 11/15/21                               1,087,730
    1,260,000   Roseau, MN, Area Hospital District Gross
                  Revenue, Health Care Facilities,
                  5.75%, 10/1/23                                1,263,641
                                                          ---------------
                                                               19,078,778
                                                          ---------------
INDUSTRIAL DEVELOPMENT REVENUE (0.7%)
      500,000   St. Paul, MN, Housing & Redevelopment
                  Authority, District Cooling RV, Series
                  J, Credit Local de France, LOC, 5.35%,
                  3/1/18                                          507,250
                                                          ---------------
MULTI-FAMILY HOUSING REVENUE (2.7%)
      585,000   Minnesota State, HFA, Housing
                  Development RV, 6.25%, 2/1/20                   592,418
      550,000   Minnesota State, HFA, Housing
                  Development RV, Series A, 6.85%,
                  2/1/07                                          588,269
      490,000   Minnesota State, HFA, Rental Housing RV,
                  Series B, 6.25%, 8/1/22                         495,953
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   MINNESOTA TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
MULTI-FAMILY HOUSING REVENUE (continued)

      430,000   Minnesota State, HFA, Rental Housing RV,
                  Series D, MBIA insured, 5.90%, 8/1/15   $       455,955
                                                          ---------------
                                                                2,132,595
                                                          ---------------
NURSING HOME REVENUE (4.5%)
      250,000   Duluth, MN, EDA, Health Care Facilities
                  RV, BSM Properties Inc. Project,
                  Series A, 5.63%, 12/1/18                        251,005
      750,000   Duluth,MN, EDA, Health Care Facilities
                  RV, BSM Properties, Inc. Project,
                  Series A, 5.88%, 12/1/28                        757,995
      500,000   Minneapolis, MN, Health Care Facilities
                  RV, Ebenezer Society Project, Series
                  A, 7.20%, 7/1/23                                527,765
    1,000,000   Minneapolis, MN, RV, Walker Methodist
                  Senior Services, Series A, 5.88%,
                  11/15/18                                        988,970
      500,000   Minnesota Agriculture & Economic
                  Development Board RV, The Evangelical
                  Lutheran Project, AMBAC insured,
                  5.15%, 12/1/22                                  501,460
      500,000   Waconia, MN, Housing & Redevelopment
                  Authority RV, The Evangelical Lutheran
                  Project, Series A, 5.85%, 6/1/06                537,350
                                                          ---------------
                                                                3,564,545
                                                          ---------------
POWER REVENUE (5.4%)
      500,000   North Branch, MN, Electric System RV,
                  5.40%, 5/1/18                                   505,055
    1,000,000   Northern Minnesota Municipal Power
                  Agency, Electric System RV, FSA
                  Insured, 5.25%, 1/1/17                        1,033,510
    1,135,000   Northern Municipal Power Agency,
                  Minnesota Electric System RV, Series
                  B, AMBAC insured, 5.50%, 1/1/18               1,184,055
    1,000,000   Puerto Rico Electric Power Authority, RV
                  Series X, 5.50%, 7/1/25                       1,033,100
    6,690,000   Southern Minnesota Municipal Power
                  Agency, Power Supply System RV, Series
                  A, MBIA insured 0.00% (5.20% effective
                  yield), 1/1/24                                  240,504
      200,000   Western Minnesota Municipal Power
                  Agency, Power Supply RV, Series A,
                  5.50%, 1/1/15                                   200,120
                                                          ---------------
                                                                4,196,344
                                                          ---------------
SINGLE FAMILY HOUSING REVENUE (6.2%)
      550,000   Minnesota State, HFA, SFM RV, Series A,
                  5.95%, 1/1/17                                   588,010
      670,000   Minnesota State, HFA, SFM RV, Series Q,
                  6.25%, 7/1/14                                   703,366
      940,000   Minnesota State, HFA, SFM RV, remarketed
                  8/12/92, 6.25%, 1/1/15                          991,813
    1,500,000   Minnesota State, HFA RV, Rental Housing,
                  Series A 5.38%, 8/1/28                        1,539,810

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   MINNESOTA TAX-FREE FUND (continued)
-----------------------------------------------------------------

MUNICIPAL BONDS (continued)
SINGLE FAMILY HOUSING REVENUE (continued)

      655,000   St. Paul, MN, Housing & Redevelopment
                  Authority SFM RV, FNMA Mortgage Backed
                  Securities Program, FNMA insured,
                  6.25%, 9/1/14                           $       704,394
      315,000   Vadnais Heights, MN, SFM RV, 6.00%,
                  11/1/09                                         337,135
                                                          ---------------
                                                                4,864,528
                                                          ---------------
SPORTS FACILITY REVENUE (3.0%)
      250,000   Duluth, MN, Gross RV, Spirit Mountain
                  Recreation Area, 6.40%, 2/1/03                  258,630
      460,000   Eagan, MN, Ice Arena, Gross RV, Series
                  B, 5.50%, 4/1/19                                466,219
      920,000   Minnesota State Iron Range Resources &
                  Rehabilitation Gross RV, Giants Ridge
                  Recreational Area, 7.25%, 10/1/11               968,245
      115,000   St. Cloud, MN, COP, 5.40%, 12/1/08                118,305
      120,000   St. Cloud, MN, COP, 5.50%, 12/1/09                123,652
      400,000   St. Cloud, MN, COP, 5.90%, 12/1/17                408,172
                                                          ---------------
                                                                2,343,223
                                                          ---------------
TOTAL MUNICIPAL BONDS (COST $69,661,366)                       73,512,809
                                                          ---------------
SHORT-TERM HOLDINGS (6.3%)
    1,764,664   Federated Tax-Free Obligation Fund              1,764,664
      100,000   Cohasset, MN, RV, Minnesota Power &
                  Light Co. Project, Series C, ABN AMRO
                  Bank NV, LOC, 3.25% V/R, 6/1/13(c)              100,000
    1,100,000   Cottage Grove, MN, Environmental Control
                  RV, Minnesota, Mining & Manufacturing,
                  LOC, 4.17% V/R, 8/1/12(c)                     1,100,000
    2,000,000   Robbinsdale, MN, IDA RV, Unicare Homes
                  Inc. Project, 3.35% V/R, 10/1/14(c)           2,000,000
                                                          ---------------

TOTAL SHORT-TERM HOLDINGS (COST $4,964,664)                     4,964,664
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $74,626,030)             $    78,477,473
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                         MODERATE BALANCED FUND
-----------------------------------------------------------------
          N/A   Stable Income Portfolio of Core Trust
                  (Delaware)(i)                           $    74,377,063
          N/A   Managed Fixed Income Portfolio of Core
                  Trust (Delaware)(i)                         103,383,699
          N/A   Positive Return Bond Portfolio of Core
                  Trust (Delaware)(i)                          69,431,494
          N/A   Strategic Value Bond Portfolio of Core
                  Trust (Delaware)(i)                          34,529,316
          N/A   Index Portfolio of Core Trust
                  (Delaware)(i)                                52,426,033
          N/A   Income Equity Portfolio of Core Trust
                  (Delaware)(i)                                51,979,360
          N/A   Disciplined Growth Portfolio of Core
                  Trust (Delaware)(i)                          10,342,195
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   MODERATE BALANCED FUND (continued)
-----------------------------------------------------------------
          N/A   Large Company Growth Portfolio of Core
                  Trust (Delaware)(i)                     $    43,213,967
          N/A   Small Cap Index Portfolio of Core Trust
                  (Delaware)(i)                                 4,209,038
          N/A   Small Company Stock Portfolio of Core
                  Trust (Delaware)(i)                           3,385,314
          N/A   Small Cap Value Portfolio of Core Trust
                  (Delaware)(i)                                 3,357,529
          N/A   Small Company Value Portfolio of Core
                  Trust (Delaware)(i)                           4,946,615
          N/A   Small Company Growth Portfolio of Core
                  Trust (Delaware)(i)                           5,026,403
          N/A   International Portfolio of Core Trust
                  (Delaware)(i)                                31,157,221
          N/A   Schroder EM Core Portfolio of Schroder
                  Capital Funds(i)                                376,728
                                                          ---------------

TOTAL INVESTMENTS IN CORE                                     492,141,975
                                                          ---------------
U.S. TREASURY OBLIGATIONS
    3,040,000   U.S. Treasury Bill, 3.80%, 9/16/99              2,938,403
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $392,455,986)            $   495,080,378
                                                          ---------------
                                                          ---------------
FINANCIAL FUTURES CONTRACTS(f)

  POSITION      CONTRACTS               INDEX              UNREALIZED GAIN
-------------   ---------   -----------------------------  ---------------
Long                 181    S&P 500 Futures,
                              Expiring December 18, 1998
                              (notional value
                              $52,603,125)                 $     6,841,800
Short                370    U.S. Treasury Futures,
                              Expiring December 21, 1998
                              (notional value
                              $44,041,562)                       1,202,500
                                                           ---------------
                                                           $     8,044,300
                                                           ---------------

---------------------------------------------------------
                  GROWTH BALANCED FUND
---------------------------------------------------------
          N/A   Managed     $                 131,143,530
                  Fixed
                  Income
                Portfolio
                  of Core
                  Trust
                  (Delaware)(i)
          N/A   Positive                       87,899,848
                  Return
                  Bond
                Portfolio
                  of Core
                  Trust
                  (Delaware)(i)
          N/A   Strategic                      43,866,917
                  Value
                  Bond
                Portfolio
                  of Core
                  Trust
                  (Delaware)(i)
          N/A   Index                         118,330,560
                Portfolio
                  of Core
                  Trust
                  (Delaware)(i)
          N/A   Income                        119,029,528
                  Equity
                Portfolio
                  of Core
                  Trust
                  (Delaware)(i)
          N/A   Disciplined                    23,673,417
                  Growth
                  Portfolio
                  of Core
                  Trust
                  (Delaware)(i)
          N/A   Large       $                  93,639,569
                  Company
                  Growth
                Portfolio
                  of Core
                  Trust
                  (Delaware)(i)
          N/A   Small Cap                       9,615,290
                  Index
                Portfolio
                  of Core
                  Trust
                  (Delaware)(i)
          N/A   Small                           7,703,565
                  Company
                  Stock
                Portfolio
                  of Core
                  Trust
                  (Delaware)(i)
          N/A   Small Cap                       7,719,560
                  Value
                Portfolio
                  of Core
                  Trust
                  (Delaware)(i)

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                    GROWTH BALANCED FUND (continued)
-----------------------------------------------------------------
          N/A   Small Company Value Portfolio of Core
                  Trust (Delaware)(i)                     $    11,578,197
          N/A   Small Company Growth Portfolio of Core
                  Trust (Delaware)(i)                          11,442,214
          N/A   International Portfolio of Core Trust
                  (Delaware)(i)                                70,858,059
          N/A   Schroder EM Core Portfolio of Schroder
                  Capital Funds(i)                                862,112
                                                          ---------------
TOTAL INVESTMENTS IN CORE                                     737,362,366
                                                          ---------------
U.S. TREASURY OBLIGATIONS
    6,515,000   U.S. Treasury Bill, 3.80%, 9/16/99              6,297,268
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $544,701,195)            $   743,659,634
                                                          ---------------
                                                          ---------------
FINANCIAL FUTURES CONTRACTS(g)

  POSITION      CONTRACTS               INDEX              UNREALIZED GAIN
-------------   ---------   -----------------------------  ---------------
Long                 387    S&P 500 Index Futures,
                              Expiring December 18, 1998
                              (notional value
                              $112,471,875)                $    14,255,150
Short                795    U.S. Treasury Futures,
                              Expiring December 21, 1998
                              (notional value
                              $94,629,843)                       2,472,281
                                                           ---------------
                                                           $    16,727,431
                                                           ---------------
                                                           ---------------

---------------------------------------------------------
             AGGRESSIVE BALANCED EQUITY FUND
---------------------------------------------------------
          N/A   Managed     $                   1,248,656
                  Fixed
                  Income
                Portfolio
                  of Core
                  Trust
                  (Delaware)(i)
          N/A   Positive                          839,971
                  Return
                  Bond
                Portfolio
                  of Core
                  Trust
                  (Delaware)(i)
          N/A   Strategic                         416,480
                  Value
                  Bond
                Portfolio
                  of Core
                  Trust
                  (Delaware)(i)
          N/A   Index                           3,015,734
                Portfolio
                  of Core
                  Trust
                  (Delaware)(i)
          N/A   Income                          3,026,214
                  Equity
                Portfolio
                  of Core
                  Trust
                  (Delaware)(i)
          N/A   Disciplined                       602,786
                  Growth
                  Portfolio
                  of Core
                  Trust
                  (Delaware)(i)
          N/A   Large                           2,451,035
                  Company
                  Growth
                Portfolio
                  of Core
                  Trust
                  (Delaware)(i)
          N/A   Small Cap                         245,325
                  Index
                Portfolio
                  of Core
                  Trust
                  (Delaware)(i)
          N/A   Small                             198,228
                  Company
                  Stock
                Portfolio
                  of Core
                  Trust
                  (Delaware)(i)
          N/A   Small Cap                         196,703
                  Value
                Portfolio
                  of Core
                  Trust
                  (Delaware)(i)
          N/A   Small                             294,715
                  Company
                  Value
                Portfolio
                  of Core
                  Trust
                  (Delaware)(i)
          N/A   Small                             291,305
                  Company
                  Growth
                Portfolio
                  of Core
                  Trust
                  (Delaware)(i)
          N/A   International                     1,807,678
                  Portfolio
                  of Core
                  Trust
                  (Delaware)(i)
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
               AGGRESSIVE BALANCED EQUITY FUND (continued)
-----------------------------------------------------------------
          N/A   Schroder EM Core Portfolio of Schroder
                  Capital Funds(i)                        $        21,836
                                                          ---------------

TOTAL INVESTMENTS IN CORE                                      14,656,666
                                                          ---------------
U.S. TREASURY OBLIGATIONS
      100,000   US Treasury Bill, 3.80%, 9/16/99                   96,658
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $13,258,191)             $    14,753,324
                                                          ---------------
                                                          ---------------
FINANCIAL FUTURES CONTRACTS (h)

  POSITION      CONTRACTS               INDEX              UNREALIZED GAIN
-------------   ---------   -----------------------------  ---------------
Long                   6    S&P 500 Futures,
                              Expiring December 18, 1998
                              (notional value $1,743,750)  $       291,750
Short                 12    U.S. Treasury Futures,
                              Expiring December 21, 1998
                              (notional value $1,428,375)           29,250
                                                           ---------------
                                                           $       321,000
                                                           ---------------
                                                           ---------------

---------------------------------------------------------
                       INDEX FUND
---------------------------------------------------------
          N/A   Index       $                 907,190,418
                Portfolio
                  of Core
                  Trust
                  (Delaware)(i)
                                          ---------------

TOTAL INVESTMENTS           $                 907,190,418
  (100.0%) (COST
  $615,691,288)
                                          ---------------
                                          ---------------
---------------------------------------------------------
                   INCOME EQUITY FUND
---------------------------------------------------------
          N/A   Income      $               1,504,268,776
                  Equity
                Portfolio
                  of Core
                  Trust
                  (Delaware)(i)
                                          ---------------

TOTAL INVESTMENTS           $               1,504,268,776
  (100.0%) (COST
  $1,142,125,598)
                                          ---------------
                                          ---------------
---------------------------------------------------------
                  VALUGROWTH STOCK FUND
---------------------------------------------------------
COMMON STOCKS (100.0%)
AMUSEMENT & RECREATION SERVICES (1.8%)
      398,300   Patriot     $                   2,937,463
                 American
                 Hospitality,
                  Inc.
      159,819   Walt                            5,144,174
                  Disney
                  Co.
                                          ---------------
                                                8,081,637
                                          ---------------
BUSINESS SERVICES (14.5%)
      254,000   Cerner                          6,667,500
                Corp.(a)(d)
      139,600   Ecolab,                         4,318,875
                  Inc.
      487,800   Electronics                    13,079,137
                  for
                  Imaging,
                  Inc.(a)
      320,000   Gartner                         6,920,000
                  Group,
                  Inc.(a)
      194,600   HNC                             6,421,800
                Software,
                Inc.(a)(d)
      112,000   Legato                          5,355,000
                 Systems,
                 Inc.(a)(d)
       51,860   Microsoft                       6,326,920
                 Corp.(a)
      163,500   National                        6,110,813
                  Data
                 Corp.(d)
      200,000   Parametric                      3,400,000
                Technology
                  Co.(a)

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                    VALUGROWTH STOCK FUND (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
BUSINESS SERVICES (continued)

       95,000   Sun Microsystems, Inc.(a)                 $     7,035,938
                                                          ---------------
                                                               65,635,983
                                                          ---------------
CHEMICALS & ALLIED PRODUCTS (11.5%)
      132,000   American Home Products Corp.                    7,029,000
      100,180   E.I. Du Pont de Nemours & Co.                   5,885,575
       82,000   Johnson & Johnson                               6,662,500
       55,000   Merck & Co., Inc.                               8,518,125
      162,300   Monsanto Co.(d)                                 7,354,219
      100,200   Procter & Gamble Co.                            8,780,025
      140,000   Watson Pharmaceuticals, Inc.(a)                 7,542,500
                                                          ---------------
                                                               51,771,944
                                                          ---------------
DEPOSITORY INSTITUTIONS (9.4%)
      179,135   BankAmerica Corp.                              11,677,363
       54,500   Chase Manhattan Corp.                           3,457,343
      156,580   First Union Corp.(d)                            9,512,235
      124,450   State Street Corp.                              8,540,381
      255,000   U.S. Bancorp                                    9,387,188
                                                          ---------------
                                                               42,574,510
                                                          ---------------
ELECTRIC, GAS, & SANITARY SERVICES (1.4%)
      118,100   Consolidated Natural Gas Co.                    6,414,305
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (8.2%)
      237,370   American Power Conversion Corp.(a)(d)           9,821,184
       70,000   Emerson Electric Co.                            4,550,000
      100,000   General Electric Co.                            9,050,000
       65,400   Intel Corp.                                     7,038,675
      106,300   Philips Electronics N.V.(d)                     6,730,119
                                                          ---------------
                                                               37,189,978
                                                          ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT
(4.0%)
      215,560   Gillette Co.                                    9,902,288
      185,700   Newell Co.(d)                                   8,217,225
                                                          ---------------
                                                               18,119,513
                                                          ---------------
FEDERAL AGENCIES & INSTRUMENTALITIES (1.8%)
      111,600   FNMA(d)                                         8,118,900
                                                          ---------------
FOOD & KINDRED PRODUCTS (4.7%)
       73,100   Coca-Cola Co.                                   5,121,569
      367,000   International Home Foods, Inc.(a)(d)            7,202,375
      232,500   PepsiCo, Inc.                                   8,994,844
                                                          ---------------
                                                               21,318,788
                                                          ---------------
GENERAL MERCHANDISE STORES (2.9%)
       32,000   Consolidated Stores Corp.(a)                      688,000
       94,900   May Department Stores Co.                       5,723,656
       90,000   Wal-Mart Stores, Inc.(d)                        6,778,125
                                                          ---------------
                                                               13,189,781
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                    VALUGROWTH STOCK FUND (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (6.9%)
       97,337   Cisco Systems, Inc.(a)                    $     7,336,776
      197,000   Compaq Computer Corp.(d)                        6,402,500
      122,200   EMC Corp.(a)                                    8,859,500
      145,900   Jabil Circuit, Inc.(a)                          8,462,200
                                                          ---------------
                                                               31,060,976
                                                          ---------------
INSURANCE CARRIERS (6.5%)
      216,100   Allstate Corp.                                  8,806,075
       61,887   American International Group, Inc.              5,817,378
       79,900   Chubb Corp.(d)                                  5,597,994
      181,000   Citigroup, Inc.                                 9,083,937
                                                          ---------------
                                                               29,305,384
                                                          ---------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (8.5%)
      110,000   Baxter International, Inc.                      6,991,875
      155,000   Becton, Dickinson & Co.                         6,587,500
       80,000   Guidant Corp.(d)                                6,865,000
       97,374   Honeywell, Inc.(d)                              7,783,834
       56,200   Medtronic, Inc.                                 3,804,038
       61,000   Xerox Corp.(d)                                  6,557,500
                                                          ---------------
                                                               38,589,747
                                                          ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (1.4%)
      186,000   Mattel, Inc.(d)                                 6,428,625
                                                          ---------------
MISCELLANEOUS RETAIL (1.1%)
      202,000   Borders Group, Inc.                             4,898,500
                                                          ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (1.5%)
      195,000   CNF Transportation, Inc.                        6,959,063
                                                          ---------------
OIL & GAS EXTRACTION (1.8%)
      181,900   Schlumberger Ltd.                               8,128,656
                                                          ---------------
PETROLEUM REFINING & RELATED INDUSTRIES (3.9%)
      100,000   Chevron Corp.                                   8,362,500
      108,000   Mobil Corp.                                     9,308,250
                                                          ---------------
                                                               17,670,750
                                                          ---------------
REAL ESTATE INVESTMENT TRUST (1.4%)
      242,147   Equity Office Properties                        6,083,942
                                                          ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (2.6%)
      157,200   Franklin Resources, Inc.(d)                     6,720,300
       69,000   Merrill Lynch & Co., Inc.(d)                    5,175,000
                                                          ---------------
                                                               11,895,300
                                                          ---------------
STONE, CLAY, GLASS, & CONCRETE PRODUCTS (1.7%)
      422,200   Gentex Corp.(a)                                 7,757,925
                                                          ---------------
WATER TRANSPORTATION (1.8%)
      240,000   Carnival Corp.                                  8,280,000
                                                          ---------------

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                    VALUGROWTH STOCK FUND (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

WHOLESALE TRADE-DURABLE GOODS (0.7%)
      460,000   CellStar Corp.(a)(d)                      $     2,961,250
                                                          ---------------

TOTAL COMMON STOCKS (COST $311,672,405)                       452,435,457
                                                          ---------------
WARRANTS (0.0%)
           28   Jan Bell Marketing, Inc.(a)                             1
                                                          ---------------

TOTAL WARRANTS (COST $0)                                                1
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $311,672,405)            $   452,435,458
                                                          ---------------
                                                          ---------------
WRITTEN CALLS
      (80,000)  Call APCC Dec 98 @ 35                     $      (610,000)
     (270,000)  Call EFII Jan 99 @ 25                            (961,875)
      (50,000)  Call EMC Jan 99 @ 60                             (675,000)
      (70,000)  Call JBL Dec 98 @ 40                           (1,295,000)
      (30,000)  Call LGTO Dec98 @ 45                             (118,125)
                                                          ---------------
TOTAL WRITTEN CALLS                                       $    (3,660,000)
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                         DIVERSIFIED EQUITY FUND
-----------------------------------------------------------------
          N/A   Index Portfolio of Core Trust
                  (Delaware)(i)                           $   413,442,966
          N/A   Income Equity Portfolio of Core Trust
                  (Delaware)(i)                               406,692,025
          N/A   Disciplined Growth Portfolio of Core
                  Trust (Delaware)(i)                          80,562,819
          N/A   Large Company Growth Portfolio of Core
                  Trust (Delaware)(i)                         341,053,167
          N/A   Small Cap Index Portfolio of Core Trust
                  (Delaware)(i)                                32,250,948
          N/A   Small Company Stock Portfolio of Core
                  Trust (Delaware)(i)                          25,054,736
          N/A   Small Cap Value Portfolio of Core Trust
                  (Delaware)(i)                                25,094,287
          N/A   Small Company Value Portfolio of Core
                  Trust (Delaware)(i)                          37,497,435
          N/A   Small Company Growth Portfolio of Core
                  Trust (Delaware)(i)                          38,689,311
          N/A   International Portfolio of Core Trust
                  (Delaware)(i)                               236,453,885
          N/A   Schroder EM Core Portfolio of Schroder
                  Capital Funds(i)                              2,983,748
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $992,723,406)            $ 1,639,775,327
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                           GROWTH EQUITY FUND
-----------------------------------------------------------------
          N/A   Large Company Growth Portfolio of Core
                  Trust (Delaware)(i)                     $   349,374,591
          N/A   Small Cap Index Portfolio of Core Trust
                  (Delaware)(i)                                66,799,900
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                     GROWTH EQUITY FUND (continued)
-----------------------------------------------------------------
          N/A   Small Company Stock Portfolio of Core
                  Trust (Delaware)(i)                     $    53,546,169
          N/A   Small Cap Value Portfolio of Core Trust
                  (Delaware)(i)                                53,252,103
          N/A   Small Company Value Portfolio of Core
                  Trust (Delaware)(i)                          75,939,953
          N/A   Small Company Growth Portfolio of Core
                  Trust (Delaware)(i)                          81,079,628
          N/A   International Portfolio of Core Trust
                  (Delaware)(i)                               276,114,100
          N/A   Schroder EM Core Portfolio of Schroder
                  Capital Funds(i)                              3,419,377
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $694,350,199)            $   959,525,821
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                        LARGE COMPANY GROWTH FUND
-----------------------------------------------------------------
          N/A   Large Company Growth Portfolio of Core
                  Trust (Delaware)(i)                     $   363,962,141
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $243,034,095)            $   363,962,141
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                       DIVERSIFIED SMALL CAP FUND
-----------------------------------------------------------------
          N/A   Small Cap Index Portfolio of Core Trust
                  (Delaware)(i)                           $     7,300,175
          N/A   Small Company Stock Portfolio of Core
                  Trust (Delaware)(i)                           5,899,008
          N/A   Small Cap Value Portfolio of Core Trust
                  (Delaware)(i)                                 5,857,962
          N/A   Small Company Value Portfolio of Core
                  Trust (Delaware)(i)                           8,786,076
          N/A   Small Company Growth Portfolio of Core
                  Trust (Delaware)(i)                           8,686,282
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $35,535,893)             $    36,529,503
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                        SMALL COMPANY STOCK FUND
-----------------------------------------------------------------
          N/A   Small Company Stock Portfolio of Core
                  Trust (Delaware)(i)                     $    68,524,651
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $70,693,745)             $    68,524,651
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                      SMALL CAP OPPORTUNITIES FUND
-----------------------------------------------------------------
          N/A   Schroder U.S. Smaller Companies
                  Portfolio of Schroder Capital Funds(i)  $   256,299,257
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $244,328,378)            $   256,299,257
                                                          ---------------
                                                          ---------------

                                                                 [LOGO]
See Notes to Schedules of Investments

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONCLUDED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                        SMALL COMPANY GROWTH FUND
-----------------------------------------------------------------
          N/A   Small Company Growth Portfolio of Core
                  Trust (Delaware)(i)                     $   585,779,918
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $549,454,790)            $   585,779,918
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                           INTERNATIONAL FUND
-----------------------------------------------------------------
          N/A   International Portfolio of Core Trust
                  (Delaware)(i)                           $   265,083,897
          N/A   Schroder EM Core Portfolio of Schroder
                  Capital Funds(i)                              3,189,597
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $240,213,938)            $   268,273,494
                                                          ---------------
                                                          ---------------

                                                                 [LOGO]
See Notes to Schedules of Investments

 NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)                  NOVEMBER 30, 1998

--------------------------------------------------------------------------------

(a) Non-income producing security.

(b) Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to 4(2) of the Securities Act of 1933. The Board of Trustees has deemed these securities to be liquid at November 30, 1998.

(c) Certain variable rate securities are deemed to have a maturity remaining until the next readjustment of the interest rate or the longer of the demand period or readjustment. The interest rate shown reflects the rate in effect on November 30, 1998.

(d) Part or all of this investment is on loan. See Note 6 of Notes to Financial Statements.

(e) At November 30, 1998, $810,000 of U.S. Treasury Bills, 9/16/99, with a market value of $782,929, were pledged to cover margin requirements for open futures contracts.

(f) At November 30, 1998, $3,040,000 of U.S. Treasury Bills, 9/16/99, with a market value of $2,983,403, were pledged to cover margin requirements for open futures contracts.

(g) At November 30, 1998, $6,515,000 of U.S. Treasury Bills, 9/16/99, with a market value of $6,297,268, were pledged to cover margin requirements for open futures contracts.

(h) At November 30, 1998, $100,000 of U.S. Treasury Bills, 9/16/99, with a market value of $96,658, were pledged to cover margin requirements for open futures contracts.

(i) The following percentages represent each Fund's investments in their respective Portfolios as of November 30, 1998:

                                                               TOTAL                                       AGGRESSIVE
                                      STABLE                   RETURN    STRATEGIC   MODERATE    GROWTH    BALANCED-
                                      INCOME    DIVERSIFIED     BOND      INCOME     BALANCED   BALANCED    EQUITY     INDEX
                                       FUND      BOND FUND      FUND       FUND        FUND       FUND       FUND       FUND
                                     --------   -----------   --------   ---------   --------   --------   --------   --------
Money Market Portfolio.............      N/A         N/A          N/A      0.83%         N/A        N/A        N/A         N/A
Stable Income Portfolio............   61.55%         N/A          N/A     13.06%      25.39%        N/A        N/A         N/A
Managed Fixed Income Portfolio.....      N/A      20.14%          N/A     17.53%      27.33%     34.67%      0.33%         N/A
Positive Return Bond Portfolio.....      N/A      20.18%          N/A     17.53%      27.34%     34.62%      0.33%         N/A
Strategic Value Bond Portfolio.....      N/A      10.41%       44.42%      9.06%      14.12%     17.93%      0.17%         N/A
Index Portfolio....................      N/A         N/A          N/A      0.95%       3.46%      7.80%      0.20%      59.80%
Income Equity Portfolio............      N/A         N/A          N/A      0.68%       2.47%      5.66%      0.14%         N/A
Disciplined Growth Portfolio.......      N/A         N/A          N/A      1.67%       6.07%     13.90%      0.35%         N/A
Large Company Growth Portfolio.....      N/A         N/A          N/A      0.97%       3.57%      7.73%      0.20%         N/A
Small Cap Index Portfolio..........      N/A         N/A          N/A      0.96%       3.46%      7.91%      0.20%         N/A
Small Company Stock Portfolio......      N/A         N/A          N/A      0.57%       2.05%      4.66%      0.12%         N/A
Small Cap Value Portfolio..........      N/A         N/A          N/A      0.86%       3.12%      7.18%      0.18%         N/A
Small Company Value Portfolio......      N/A         N/A          N/A      0.98%       3.52%      8.25%      0.21%         N/A
Small Company Growth Portfolio.....      N/A         N/A          N/A      0.19%       0.69%      1.56%      0.04%         N/A
International Portfolio............      N/A         N/A          N/A      0.96%       3.49%      7.94%      0.20%         N/A
Schroder U.S. Smaller Companies
  Portfolio........................      N/A         N/A          N/A        N/A         N/A        N/A        N/A         N/A
Schroder EM Core Portfolio.........      N/A         N/A          N/A      0.90%       3.27%      7.49%      0.19%         N/A

                                                                           LARGE     DIVERSIFIED  SMALL                      SMALL
                                      INCOME    DIVERSIFIED    GROWTH     COMPANY     SMALL     COMPANY      SMALL CAP      COMPANY
                                      EQUITY      EQUITY       EQUITY     GROWTH       CAP       STOCK     OPPORTUNITIES     GROWTH
                                       FUND        FUND         FUND       FUND        FUND       FUND          FUND          FUND
                                     --------   -----------   --------   ---------   --------   --------   --------------   --------
Prime Money Market Portfolio.......       N/A        N/A          N/A        N/A         N/A        N/A              N/A        N/A
Money Market Portfolio.............       N/A        N/A          N/A        N/A         N/A        N/A              N/A        N/A
Stable Income Portfolio............       N/A        N/A          N/A        N/A         N/A        N/A              N/A        N/A
Managed Fixed Income Portfolio.....       N/A        N/A          N/A        N/A         N/A        N/A              N/A        N/A
Positive Return Bond Portfolio.....       N/A        N/A          N/A        N/A         N/A        N/A              N/A        N/A
Strategic Value Bond Portfolio.....       N/A        N/A          N/A        N/A         N/A        N/A              N/A        N/A
Index Portfolio....................       N/A     27.25%          N/A        N/A         N/A        N/A              N/A        N/A
Income Equity Portfolio............    71.49%     19.33%          N/A        N/A         N/A        N/A              N/A        N/A
Disciplined Growth Portfolio.......       N/A     47.29%          N/A        N/A         N/A        N/A              N/A        N/A
Large Company Growth Portfolio.....       N/A     28.14%       28.83%     30.03%         N/A        N/A              N/A        N/A
Small Cap Index Portfolio..........       N/A     26.53%       54.94%        N/A       6.00%        N/A              N/A        N/A
Small Company Stock Portfolio......       N/A     15.16%       32.40%        N/A       3.57%     41.47%              N/A        N/A
Small Cap Value Portfolio..........       N/A     23.35%       49.54%        N/A       5.45%        N/A              N/A        N/A
Small Company Value Portfolio......       N/A     26.70%       54.08%        N/A       6.26%        N/A              N/A        N/A
Small Company Growth Portfolio.....       N/A      5.28%       11.07%        N/A       1.19%        N/A              N/A     79.98%
International Portfolio............       N/A     26.49%       30.93%        N/A         N/A        N/A              N/A        N/A
Schroder U.S. Smaller Companies
  Portfolio........................       N/A        N/A          N/A        N/A         N/A        N/A           80.93%        N/A
Schroder EM Core Portfolio.........       N/A     25.94%       29.72%        N/A         N/A        N/A              N/A        N/A


                                     INTERNATIONAL
                                          FUND
                                     --------------
Prime Money Market Portfolio.......            N/A
Money Market Portfolio.............            N/A
Stable Income Portfolio............            N/A
Managed Fixed Income Portfolio.....            N/A
Positive Return Bond Portfolio.....            N/A
Strategic Value Bond Portfolio.....            N/A
Index Portfolio....................            N/A
Income Equity Portfolio............            N/A
Disciplined Growth Portfolio.......            N/A
Large Company Growth Portfolio.....            N/A
Small Cap Index Portfolio..........            N/A
Small Company Stock Portfolio......            N/A
Small Cap Value Portfolio..........            N/A
Small Company Value Portfolio......            N/A
Small Company Growth Portfolio.....            N/A
International Portfolio............         29.70%
Schroder U.S. Smaller Companies
  Portfolio........................            N/A
Schroder EM Core Portfolio.........         27.73%

                                                                 [LOGO]

 NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)(CONCLUDED)      NOVEMBER 30, 1998

--------------------------------------------------------------------------------

                                 ABBREVIATIONS
--------------------------------------------------------------------------------

ADR       American Depositary Receipts
AMBAC     American Municipal Bond Assurance Corporation
AMBS      Agriculture Mortgage Backed Securities
BIG       Bond Insurance Group
C/O       Crossover refunding
COLL      Collateralized
COP       Certificate of Participation
DOT       Department of Transportation
EDA       Economic Development Authority
ETM       Escrowed to Maturity
FAMC      Federal Agricultural Mortgage Corporation
FGIC      Financial Guaranty Insurance Company
FHA       Federal Housing Authority
FHLB      Federal Home Loan Bank
FHLMC     Federal Home Loan Mortgage Corporation
FNMA      Federal National Mortgage Association
FSA       Financial Security Assurance, Inc.
GNMA      Government National Mortgage Association
GO        General Obligation
HEFA      Higher Education Facilities Authority
HEHFA     Higher Education & Health Facilities Authority
HFA       Housing Finance Authority
IDA       Industrial Development Authority
LOC       Letter of Credit
MBIA      Municipal Bond Insurance Association
MFHR      Multi Family Housing Revenue
PCR       Pollution Control Revenue
PFA       Public Finance Authority
RV        Revenue Bonds
SD        School District
SFM       Single Family Mortgage
TVA       Tennessee Valley Authority
VA        Veterans' Administration
V/R       Variable rate

                                                                 [LOGO]

                        NORWEST ADVANTAGE PERFORMA FUNDS
                               SEMI-ANNUAL REPORT
                               NOVEMBER 30, 1998

                       PERFORMA STRATEGIC VALUE BOND FUND
                        PERFORMA DISCIPLINED GROWTH FUND
                         PERFORMA SMALL CAP VALUE FUND
                          PERFORMA GLOBAL GROWTH FUND

 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)              NOVEMBER 30, 1998

--------------------------------------------------------------------------------

                                                     PERFORMA
                                                     STRATEGIC     PERFORMA       PERFORMA       PERFORMA
                                                       VALUE     DISCIPLINED     SMALL CAP        GLOBAL
                                                     BOND FUND   GROWTH FUND     VALUE FUND    GROWTH FUND
                                                    -----------  ------------   ------------   ------------
ASSETS
  Investments (Note 2)
    Investments at cost...........................  $9,368,360   $45,630,551    $10,661,787    $ 1,321,181
    Net unrealized appreciation (depreciation)....     160,959     6,691,130        420,412         93,920
                                                    -----------  ------------   ------------   ------------
TOTAL INVESTMENTS AT VALUE........................   9,529,319    52,321,681     11,082,199      1,415,101
  Receivable for Fund shares issued...............         130        31,074          5,336            280
  Organization costs, net of amortization (Note
    2)............................................       4,154         5,759          5,759          4,154
  Other receivables...............................           -             -            162          2,434
                                                    -----------  ------------   ------------   ------------
TOTAL ASSETS......................................   9,533,603    52,358,514     11,093,456      1,421,969
                                                    -----------  ------------   ------------   ------------

LIABILITIES
  Payable for Fund shares redeemed................      35,036        26,009              -             68
  Payable to affiliates (Note 3)..................         766         6,796            835            114
  Accrued expenses and other liabilities..........       8,241         4,451              -              -
                                                    -----------  ------------   ------------   ------------
TOTAL LIABILITIES.................................      44,043        37,256            835            182
                                                    -----------  ------------   ------------   ------------
NET ASSETS........................................  $9,489,560   $52,321,258    $11,092,621    $ 1,421,787
                                                    -----------  ------------   ------------   ------------
                                                    -----------  ------------   ------------   ------------

COMPONENTS OF NET ASSETS
  Paid in capital.................................  $9,311,013   $48,045,276    $12,574,146    $ 1,383,185
  Undistributed (distributions in excess of) net
    investment income.............................      10,428       (36,953)       (15,865)         8,324
  Accumulated net realized gain (loss) from
    investments sold..............................       7,160    (2,378,195)    (1,886,072)       (63,642)
  Net unrealized appreciation (depreciation) from
    investments...................................     160,959     6,691,130        420,412         93,920
                                                    -----------  ------------   ------------   ------------
NET ASSETS........................................  $9,489,560   $52,321,258    $11,092,621    $ 1,421,787
                                                    -----------  ------------   ------------   ------------
                                                    -----------  ------------   ------------   ------------
SHARES OF BENEFICIAL INTEREST.....................     910,170     5,130,138      1,341,823        137,330

NET ASSET VALUE PER SHARE AND OFFERING PRICE PER
 SHARE (Net Assets divided by Shares of Beneficial
 Interest)........................................  $    10.43   $     10.20    $      8.27    $     10.35

                                                                 [LOGO]
See Notes to Financial Statements

 STATEMENTS OF OPERATIONS (UNAUDITED)      FOR THE SIX MONTHS ENDED NOVEMBER 30,
1998

--------------------------------------------------------------------------------

                                                  PERFORMA           PERFORMA             PERFORMA           PERFORMA
                                                  STRATEGIC         DISCIPLINED          SMALL CAP            GLOBAL
                                               VALUE BOND FUND      GROWTH FUND          VALUE FUND         GROWTH FUND
                                               ---------------   -----------------   ------------------   ---------------
INVESTMENT INCOME
  Interest income............................     $305,086          $   21,958          $    12,819          $  5,947
  Dividend income............................            -             108,205               23,417             7,724
  Securities lending income (Notes 2 and
    5).......................................          383               4,701                1,010                 -
  Net expenses from Core Portfolios (Note
    1).......................................      (26,024)           (136,750)             (43,226)           (5,451)
                                               ---------------   -----------------   ------------------   ---------------
TOTAL INVESTMENT INCOME......................      279,445              (1,886)              (5,980)            8,220
                                               ---------------   -----------------   ------------------   ---------------
EXPENSES
  Management and Administration (Note 3).....        2,336               6,952                2,050             1,933
  Transfer agent (Note 3)....................       11,680              34,759               10,252             1,611
  Accounting (Note 3)........................        6,000               6,000                6,000             6,000
  Legal (Note 3).............................           92                 185                   77                12
  Registration...............................        3,450               3,492                3,326             2,509
  Audit......................................        2,950               2,950                2,950             2,950
  Trustees...................................           71                 147                   55                 9
  Amortization of organization costs (Note
    2).......................................          537                 744                  744               537
  Miscellaneous..............................           39                 461                   35                 5
                                               ---------------   -----------------   ------------------   ---------------
TOTAL EXPENSES...............................       27,155              55,690               25,489            15,566
  Fees waived and expenses reimbursed (Note
    3).......................................      (13,449)            (18,974)             (15,604)          (11,700)
                                               ---------------   -----------------   ------------------   ---------------
NET EXPENSES.................................       13,706              36,716                9,885             3,866
                                               ---------------   -----------------   ------------------   ---------------
NET INVESTMENT INCOME (LOSS).................      265,739             (38,602)             (15,865)            4,354
                                               ---------------   -----------------   ------------------   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net Realized Gain (Loss) on
  Investments in Core Portfolios (Note 1)....        4,299          (2,292,473)          (1,898,596)          (59,153)
  Foreign currency transactions from
    investments in Core Portfolios...........            -                   -                    -            (2,977)
                                               ---------------   -----------------   ------------------   ---------------
Net Realized Gain (Loss) on Investments......        4,299          (2,292,473)          (1,898,596)          (62,130)
                                               ---------------   -----------------   ------------------   ---------------
Net Change in Unrealized Appreciation
 (Depreciation) on
  Investments in Core Portfolios (Note 1)....      122,495           6,131,349              418,529            19,388
  Foreign currency transactions from
    investments in Core Portfolios...........            -                   -                    -             2,183
                                               ---------------   -----------------   ------------------   ---------------
Net Change in Unrealized Appreciation
 (Depreciation) on Investments...............      122,495           6,131,349              418,529            21,571
                                               ---------------   -----------------   ------------------   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS.................................      126,794           3,838,876           (1,480,067)          (40,559)
                                               ---------------   -----------------   ------------------   ---------------
INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS.............................     $392,533          $3,800,274          $(1,495,932)         $(36,205)
                                               ---------------   -----------------   ------------------   ---------------
                                               ---------------   -----------------   ------------------   ---------------

                                                                 [LOGO]
See Notes to Financial Statements

                                           FOR THE PERIOD ENDED MAY 31, 1998 AND
 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) SIX MONTHS ENDED NOVEMBER 30, 1998
--------------------------------------------------------------------------------

                                                      PERFORMA                                  PERFORMA
                                                     STRATEGIC       PERFORMA      PERFORMA      GLOBAL
                                                       VALUE       DISCIPLINED    SMALL CAP      GROWTH
                                                     BOND FUND     GROWTH FUND    VALUE FUND      FUND
                                                    ------------   ------------   ----------   ----------
NET ASSETS--OCTOBER 15, 1997 (COMMENCEMENT OF
 OPERATIONS)......................................   $        -    $         -     $      -     $      -
                                                    ------------   ------------   ----------   ----------
OPERATIONS
  Net investment income (loss)....................      193,137          4,626       (9,089)       2,628
  Net realized gain (loss) on investments sold....        3,606        (85,722)      21,613         (192)
  Net change in unrealized appreciation
    (depreciation) on investments.................       38,464        559,781        1,883       72,349
                                                    ------------   ------------   ----------   ----------
  Net increase (decrease) in net assets resulting
    from operations...............................      235,207        478,685       14,407       74,785
                                                    ------------   ------------   ----------   ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income...........................     (184,789)        (2,977)           -            -
  Net realized gain on investments................         (745)             -            -            -
                                                    ------------   ------------   ----------   ----------
  Total distributions to shareholders.............     (185,534)        (2,977)           -            -
                                                    ------------   ------------   ----------   ----------
CAPITAL SHARE TRANSACTIONS (a)
  Sale of shares..................................    9,463,290     13,680,823    6,801,733    1,110,737
  Reinvestment of distributions...................      137,139            433            -            -
  Redemption of shares............................     (482,503)    (1,832,263)    (393,884)    (119,655)
                                                    ------------   ------------   ----------   ----------
NET INCREASE (DECREASE) FROM CAPITAL SHARE
 TRANSACTIONS.....................................    9,117,926     11,848,993    6,407,849      991,082
                                                    ------------   ------------   ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS.............    9,167,599     12,324,701    6,422,256    1,065,867
                                                    ------------   ------------   ----------   ----------
NET ASSETS--MAY 31, 1998--(INCLUDING LINE (c))....    9,167,599     12,324,701    6,422,256    1,065,867
                                                    ------------   ------------   ----------   ----------

OPERATIONS
  Net investment income (loss)....................      265,739        (38,602)     (15,865)       4,354
  Net realized gain (loss) on investments sold....        4,299     (2,292,473)   (1,898,596)    (62,130)
  Net change in unrealized appreciation
    (depreciation) on investments.................      122,495      6,131,349      418,529       21,571
                                                    ------------   ------------   ----------   ----------
  Net increase (decrease) in net assets resulting
    from operations...............................      392,533      3,800,274    (1,495,932)    (36,205)
                                                    ------------   ------------   ----------   ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income...........................     (263,659)             -            -            -
                                                    ------------   ------------   ----------   ----------
CAPITAL SHARE TRANSACTIONS (b)
  Sale of shares..................................    1,680,070     16,276,100    7,133,372      463,690
  Shares issued in conversion (Note 6)............            -     22,258,550            -            -
  Reinvestment of distributions...................      188,558              -            -            -
  Redemption of shares............................   (1,675,541)    (2,338,367)    (967,075)     (71,565)
                                                    ------------   ------------   ----------   ----------
NET INCREASE (DECREASE) FROM CAPITAL SHARE
 TRANSACTIONS.....................................      193,087     36,196,283    6,166,297      392,125
                                                    ------------   ------------   ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS.............      321,961     39,996,557    4,670,365      355,920
                                                    ------------   ------------   ----------   ----------
NET ASSETS--NOVEMBER 30, 1998--(INCLUDING LINE
 (d)).............................................   $9,489,560    $52,321,258    1$1,092,621  1$,421,787
                                                    ------------   ------------   ----------   ----------
                                                    ------------   ------------   ----------   ----------
(a)Shares Issued (Redeemed)
  Sale of shares                                        926,178      1,361,533      670,920      111,769
  Reinvestment of distributions                          12,612             47            -            -
  Redemption of shares                                  (47,059)      (181,089)     (38,592)     (11,507)
                                                    ------------   ------------   ----------   ----------
Net increase from share transactions                    891,731      1,180,491      632,328      100,262
                                                    ------------   ------------   ----------   ----------
                                                    ------------   ------------   ----------   ----------
(b)Shares Issued (Redeemed)
  Sale of shares                                        162,072      1,608,758      824,721       44,113
  Shares issued in conversion                                 -      2,579,206            -            -
  Reinvestment of distributions                          18,216              -            -            -
  Redemption of shares                                 (161,849)      (238,317)    (115,226)      (7,045)
                                                    ------------   ------------   ----------   ----------
Net increase from share transactions                     18,439      3,949,647      709,495       37,068
                                                    ------------   ------------   ----------   ----------
                                                    ------------   ------------   ----------   ----------
(c) Undistributed (distributions in excess of) net
 investment income, May 31, 1998                     $    8,348    $     1,649     $      -     $  3,970
                                                    ------------   ------------   ----------   ----------
                                                    ------------   ------------   ----------   ----------
(d) Undistributed (distributions in excess of) net
 investment income, November 30, 1998                $   10,428    $   (36,953)    $(15,865)    $  8,324
                                                    ------------   ------------   ----------   ----------
                                                    ------------   ------------   ----------   ----------

                                                                 [LOGO]
See Notes to Financial Statements

                                           SELECTED DATA FOR A SHARE OUTSTANDING
 FINANCIAL HIGHLIGHTS (UNAUDITED) FOR THE PERIODS ENDED MAY 31, AND NOVEMBER 30, 1998
--------------------------------------------------------------------------------

                                                    PERFORMA STRATEGIC VALUE BOND    PERFORMA DISCIPLINED GROWTH
                                                                FUND                            FUND
                                                    -----------------------------   -----------------------------
                                                            PERIOD ENDED                    PERIOD ENDED
                                                    NOVEMBER 30,       MAY 31,      NOVEMBER 30,       MAY 31,
                                                        1998          1998 (a)          1998          1998 (a)
                                                    -------------   -------------   -------------   -------------
Beginning Net Asset Value Per Share...............  $      10.28    $      10.00    $      10.44    $      10.00
                                                          ------          ------    -------------   -------------

Investment Operations
  Net Investment Income (Loss)....................          0.29            0.34           (0.01)           0.01
  Net Realized and Unrealized Gain (Loss) on
    Investments...................................         (0.11)           0.27           (0.23)           0.44
                                                          ------          ------    -------------   -------------
Total from Investment Operations..................          0.18            0.61           (0.24)           0.45
                                                          ------          ------    -------------   -------------
Distributions From:
  Net Investment Income...........................         (0.03)          (0.33)              -           (0.01)
                                                          ------          ------    -------------   -------------
Ending Net Asset Value............................  $      10.43    $      10.28    $      10.20    $      10.44
                                                          ------          ------    -------------   -------------
                                                          ------          ------    -------------   -------------
Total Return(b)...................................          4.37%           6.20%          (2.30)%          4.50%

Ratio/Supplementary Data
  Net Assets at End of Period
    (000's omitted)...............................  $      9,490    $      9,168    $     52,321    $     12,325

Ratios to Average Net Assets
  Expenses including reimbursement/
    waiver of fees(c)(d)..........................          0.85%           0.85%           1.25%           1.25%
  Expenses including reimbursement/
    waiver of fees(c)(d)..........................          1.19%           1.95%           1.43%           2.44%
  Net investment income (loss) including
    reimbursement/waiver of fees(c)(d)............          5.69%           5.82%          (0.28)%          0.14%


                                                    PERFORMA SMALL CAP VALUE FUND    PERFORMA GLOBAL GROWTH FUND
                                                    -----------------------------   -----------------------------

                                                            PERIOD ENDED                    PERIOD ENDED
                                                    NOVEMBER 30,       MAY 31,      NOVEMBER 30,       MAY 31,
                                                        1998          1998 (a)          1998          1998 (a)
                                                    -------------   -------------   -------------   -------------
Beginning Net Asset Value Per Share...............  $      10.16    $      10.00    $      10.63    $      10.00
                                                    -------------         ------          ------          ------
Investment Operations
  Net Investment Income (Loss)....................         (0.01)          (0.01)           0.03            0.03
  Net Realized and Unrealized Gain (Loss) on
    Investments...................................         (1.88)           0.17           (0.31)           0.60
                                                    -------------         ------          ------          ------
Total from Investment Operations..................         (1.89)           0.16           (0.28)           0.63
                                                    -------------         ------          ------          ------
Distributions From:
  Net Investment Income...........................             -               -               -               -
                                                    -------------         ------          ------          ------
Ending Net Asset Value............................  $       8.27    $      10.16    $      10.35    $      10.63
                                                    -------------         ------          ------          ------
                                                    -------------         ------          ------          ------
Total Return(b)...................................        (18.60)%          1.60%          (2.63)%          6.30%
Ratio/Supplementary Data
  Net Assets at End of Period
    (000's omitted)...............................  $     11,093    $      6,422    $      1,422    $      1,066
Ratios to Average Net Assets
  Expenses including reimbursement/
    waiver of fees(c)(d)..........................          1.30%           1.30%           1.45%           1.45%
  Expenses including reimbursement/
    waiver of fees(c)(d)..........................          1.72%           3.54%           7.64%           9.82%
  Net investment income (loss) including
    reimbursement/waiver of fees(c)(d)............         (0.39)%         (0.56)%          0.68%           0.68%

(a) Fund commenced operations on October 15, 1997.

(b) Total return would have been lower had certain expenses not been reduced during the period shown (Note 4).

(c) Annualized.

(d) Includes expenses allocated from the Portfolio(s) in which the Fund invests.

                                                                 [LOGO]
See Notes to Financial Statements

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 NOTE 1. ORGANIZATION

Norwest Advantage Funds (the "Trust") is organized as a Delaware business trust and is registered as an open-end management investment company. The Trust currently has thirty-nine separate investment portfolios. These financial statements relate to four of those portfolios: Performa Strategic Value Bond Fund, Performa Disciplined Growth Fund, Performa Small Cap Value Fund and Performa Global Growth Fund (individually, a "Fund" and, collectively, the "Funds"), each of which is a diversified portfolio. The Funds commenced operations on October 15, 1997. Under its Trust instrument, the Trust is authorized to issue an unlimited number of shares of beneficial interest.

MASTER-FEEDER ARRANGEMENT--Each Fund currently seeks to achieve its investment objective by investing all its investable assets in separate diversified portfolios of Core Trust (Delaware) ("Core Trust") and Schroder Capital Funds ("Schroder Core")(individually, a "Portfolio" and, collectively, the "Portfolios"), which have the same investment objectives and substantially similar investment policies as the Fund. Core Trust and Schroder Core are registered as open-end management investment companies. Performa Strategic Value Bond Fund invests all its assets in Strategic Value Bond Portfolio of Core Trust, Performa Disciplined Growth Fund invests all its assets in Disciplined Growth Portfolio of Core Trust, Performa Small Cap Value Fund invests all its asset in Small Cap Value Portfolio of Core Trust and Performa Global Growth Fund invests all its assets in Schroder Global Growth Portfolio of Schroder Core. Each Fund may withdraw its investment from its corresponding Portfolio at any time if the Board determines that it is in the best interest of the Fund. Each Portfolio directly acquires portfolio securities, and a Fund investing in the Portfolio acquires an indirect interest in those securities. The Funds account for their investment in the corresponding Portfolios as partnership investments and record their share of the Portfolios' income, expenses and realized and unrealized gain and loss daily. This is commonly referred to as a master-feeder arrangement. The financial statements of the Portfolios are in this report and should be read in conjunction with the Fund's financial statements.

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Funds:

SECURITY VALUATION--The Trust determines the net asset value per share of each Fund as of close of the regular trading day on the New York Stock Exchange on each Fund business day. The Trust records its investment in the Portfolios at value. Valuation of securities held in the Portfolios are discussed in the Notes to the Financial Statements of Core Trust and Schroder Core which are included elsewhere in this report.

INVESTMENT INCOME AND EXPENSES--The Funds record its pro rata share of the Portfolios' income, expenses and realized and unrealized gain and loss daily. In addition, the Funds accrue their own expenses.

EXPENSE ALLOCATION--The Trust accounts separately for the assets and liabilities and operations of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds.

DISTRIBUTIONS TO SHAREHOLDERS--Dividends of net investment income are declared and paid monthly for Performa Strategic Value Bond Fund and declared and paid annually for all other Funds. Capital gain distributions, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Portfolios, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES--The Funds intend to qualify, and continue to qualify, each year as regulated investment companies and distribute all their taxable income. In addition, by distributing in each calendar year substantially all their net investment income, capital gain and certain other amounts, if any, the Funds will not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are required.

REALIZED GAIN AND LOSS--Security transactions are recorded on trade date. Identified cost of investments sold is used to determine realized capital gains and losses for both financial statement and federal income tax purposes.

ORGANIZATION COSTS--Costs incurred by the Funds in connection with their organization and registration of shares have been capitalized and are being amortized using the straight line method over a five year period beginning on the commencement of the Funds' operations.

 NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISERS--The investment adviser of each Portfolio, other than Schroder Global Growth Portfolio, is Norwest Investment Management, Inc. ("Adviser"), a subsidiary of Norwest Bank Minnesota, N. A. ("Norwest"). Norwest is a subsidiary of Wells Fargo & Company. The investment adviser of Schroder Global Growth Portfolio is Schroder Capital Management International Inc. ("Schroder"). See Notes to the Financial Statements of Core Trust and Schroder Core.

                                                                 [LOGO]

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  (CONCLUDED)        NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH
AFFILIATES (CONTINUED)

MANAGEMENT AND ADMINISTRATIVE--Forum Financial Services, Inc. ("FFSI") and Forum Administrative Services, LLC ("FAdS") serve as the manager and administrator to the Funds, respectively. For their services, FFSI and FAdS each receive a fee at an annual rate of 0.025% of each Fund's average daily net assets. Schroder Fund Advisors Inc. ("Schroder Advisors") serves as administrator to Schroder Global Growth Portfolio, and FAdS serves as its subadministrator. For their services, Schroder Advisors receives from Schroder Global Growth Portfolio a fee of 0.15%, and FAdS receives a fee at an annual rate of 0.075% of the Portfolio's average daily net assets with a $25,000 minimum. Pursuant to a separate agreement, Norwest receives a fee with respect to Performa Global Growth Fund at an annual rate of 0.25% of the Fund's average daily net assets.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT--Norwest serves as the Trust's transfer agent and dividend disbursing agent. For its services, Norwest receives a fee at an annual rate of 0.25% of each Fund's average daily net assets.

OTHER SERVICE PROVIDER--Forum Accounting Services, LLC, an affiliate of FAdS, provides portfolio accounting services to each Fund pursuant to a separate agreement.

 NOTE 4. FEES WAIVED AND EXPENSES REIMBURSED

Norwest, FFSI and FAdS have voluntarily waived a portion of their fees and have reimbursed certain expenses of the Funds and Portfolios so that total expenses would not exceed specific expense limitations established for each Fund and Portfolio. Norwest, FFSI and FAdS, at their discretion, may revise or discontinue the voluntary fee waivers and expense reimbursements at any time. For the period ended November 30, 1998, fees waived and expenses reimbursed by the Fund's service providers were as follows:

                                                         FEES WAIVED                   EXPENSES     TOTAL FEES
                                          -----------------------------------------   REIMBURSED    WAIVED AND
                                           TRANSFER                                  -------------   EXPENSES
                                             AGENT      MANAGEMENT      FAdS/FFSI        FFSI       REIMBURSED
                                          -----------  -------------  -------------  -------------  -----------
Performa Strategic Value Bond Fund......   $   7,008     $       -      $   2,336      $   4,105     $  13,449
Performa Disciplined Growth Fund........      18,339             -            635              -        18,974
Performa Small Cap Value Fund...........       6,152             -          2,050          7,402        15,604
Performa Global Growth Fund.............         966         1,611            322          8,801        11,700

 NOTE 5. SECURITIES TRANSACTIONS

The following table presents the federal tax cost basis of investments, related gross unrealized appreciation and depreciation for federal income tax purposes, and the capital loss carryovers available to offset future capital gains, as of November 30, 1998:

                                                         UNREALIZED
                                          ----------------------------------------     TAX      CAPITAL LOSS
                                          APPRECIATION   DEPRECIATION       NET     COST BASIS  CARRYOVER (a)
                                          ------------  ---------------  ---------  ----------  -------------
Performa Strategic Value Bond Fund......   $  160,959      $       -     $ 160,959  $9,368,360    $       -
Performa Disciplined Growth Fund........    6,691,130              -     6,691,130  45,630,551       15,619
Performa Small Cap Value Fund...........      420,412              -       420,412  10,661,787            -
Performa Global Growth Fund.............       93,920              -        93,920   1,321,181          702

(a) Expiring in various years through 2006.

 NOTE 6. COMMON TRUST FUND CONVERSION

In October 1998, in exchange for portfolio securities of certain common trust funds managed by Norwest, Performa Disciplined Growth Fund issued I shares to the common trust funds. Immediately after this conversion, the common trust funds distributed the I shares of the Fund to the investors of the common trust funds and ceased operations.

                                                                 [LOGO]

 SCHEDULES OF INVESTMENTS (UNAUDITED)                          NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                   PERFORMA STRATEGIC VALUE BOND FUND
-----------------------------------------------------------------
          N/A   Strategic Value Bond Portfolio of Core
                  Trust (Delaware)                        $     9,529,319
                                                          ---------------

TOTAL INVESTMENTS (100.0%)
  (COST $9,368,360)                                       $     9,529,319
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                    PERFORMA DISCIPLINED GROWTH FUND
-----------------------------------------------------------------
          N/A   Disciplined Growth Portfolio of Core
                  Trust (Delaware)                        $    52,321,681
                                                          ---------------

TOTAL INVESTMENTS (100.0%)
  (COST $45,630,551)                                      $    52,321,681
                                                          ---------------
                                                          ---------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                      PERFORMA SMALL CAP VALUE FUND
-----------------------------------------------------------------
          N/A   Small Cap Value Portfolio of Core Trust
                  (Delaware)                              $    11,082,199
                                                          ---------------

TOTAL INVESTMENTS (100.0%)
  (COST $10,661,787)                                      $    11,082,199
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                       PERFORMA GLOBAL GROWTH FUND
-----------------------------------------------------------------
          N/A   Global Growth Portfolio of Schroder
                  Capital Funds                           $     1,415,101
                                                          ---------------

TOTAL INVESTMENTS (100.0%)
  (COST $1,321,181)                                       $     1,415,101
                                                          ---------------
                                                          ---------------

As of November 30, 1998, Performa Strategic Value Bond Fund's investment in Strategic Value Bond Portfolio of Core Trust (Delaware) represented 3.90% of the Portfolio's outstanding interest. Performa Disciplined Growth Fund's investment in the Disciplined Growth Portfolio of Core Trust (Delaware) represented 30.71% of the Portfolio's outstanding interest. Performa Small Cap Value Fund's investment in the Small Cap Value Portfolio of Core Trust (Delaware) represented 10.31% of the Portfolio's outstanding interest. Performa Global Growth Fund's investment in the Schroder Global Growth Portfolio of Schroder Capital Funds represented 40.42% of the Portfolio's outstanding interest.

                                                                 [LOGO]
See Notes to Financial Statements

                 (This page has been left blank intentionally.)

                               SEMI-ANNUAL REPORT
                               NOVEMBER 30, 1998
                            STABLE INCOME PORTFOLIO
                         MANAGED FIXED INCOME PORTFOLIO
                         POSITIVE RETURN BOND PORTFOLIO
                         STRATEGIC VALUE BOND PORTFOLIO
                                INDEX PORTFOLIO
                            INCOME EQUITY PORTFOLIO
                          DISCIPLINED GROWTH PORTFOLIO
                         LARGE COMPANY GROWTH PORTFOLIO
                           SMALL CAP INDEX PORTFOLIO
                         SMALL COMPANY STOCK PORTFOLIO
                           SMALL CAP VALUE PORTFOLIO
                         SMALL COMPANY VALUE PORTFOLIO
                         SMALL COMPANY GROWTH PORTFOLIO
                            INTERNATIONAL PORTFOLIO

                             CORE TRUST (DELAWARE)

 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                      STRATEGIC
                                    STABLE        MANAGED FIXED      POSITIVE           VALUE
                                    INCOME           INCOME         RETURN BOND         BOND              INDEX
                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
                                 -------------    -------------    -------------    -------------    ---------------
ASSETS
 Investments (Note 2)
   Investments at cost........   $ 266,112,142    $353,394,793     $184,565,157     $ 234,240,033    $   881,201,994
   Repurchase agreements at
       cost...................      27,006,503      26,947,260       43,463,734         8,001,860         36,086,650
   Net unrealized appreciation
       (depreciation).........       1,584,752       7,561,558       23,546,724         4,950,014        599,043,722
                                 -------------    -------------    -------------    -------------    ---------------
 TOTAL INVESTMENTS AT VALUE...     294,703,397     387,903,611      251,575,615       247,191,907      1,516,332,366
 Collateral for securities
     loaned (Notes 2 and 7)...      28,690,729      52,870,805       99,616,817        20,693,480        212,630,689
 Cash.........................          37,601               -                -                 -              2,336
 Receivable for investments
     sold.....................               -               -                -                 -                  -
 Receivable for dividends,
     interest other
     receivables..............       3,324,980       4,713,668        2,462,968         3,346,361          2,153,187
 Organization costs, net of
     amortization (Note 2)....           7,835           7,782            7,782                 -              5,785
                                 -------------    -------------    -------------    -------------    ---------------
TOTAL ASSETS..................     326,764,542     445,495,866      353,663,182       271,231,748      1,731,124,363
                                 -------------    -------------    -------------    -------------    ---------------
LIABILITIES
 Payable to custodian for
     account overdraft (Note
     3).......................               -               -                -                 -                  -
 Payable for investments
     purchased................       5,000,000      14,263,314                -         5,806,420                  -
 Payable for securities loaned
     (Notes 2 and 7)..........      28,690,729      52,870,805       99,616,817        20,693,480        212,630,689
 Payable for daily variation
     margin on financial
     futures contracts (Note
     2).......................               -               -                -                 -          1,150,725
 Payable for forward foreign
     currency contracts.......               -               -                -                 -                  -
 Payable to custodian (Note
     3).......................           3,598           4,144            3,173             3,172             13,531
 Payable to investment adviser
     (Note 3).................          70,968         101,886           67,901            96,945            184,479
 Payable to administrator
     (Note 3).................           3,730               -                -                 -                  -
 Accrued expenses and other
     liabilities..............           2,095           2,953            3,583             1,602                  -
                                 -------------    -------------    -------------    -------------    ---------------
TOTAL LIABILITIES.............      33,771,120      67,243,102       99,691,474        26,601,619        213,979,424
                                 -------------    -------------    -------------    -------------    ---------------
NET ASSETS....................   $ 292,993,422    $378,252,764     $253,971,708     $ 244,630,129    $ 1,517,144,939
                                 -------------    -------------    -------------    -------------    ---------------
                                 -------------    -------------    -------------    -------------    ---------------

See Notes to Financial Statements

                                                           CORE TRUST (DELAWARE)

                                                               NOVEMBER 30, 1998

--------------------------------------------------------------------------------

                                                                LARGE             SMALL            SMALL            SMALL
                           INCOME          DISCIPLINED         COMPANY             CAP            COMPANY            CAP
                           EQUITY            GROWTH            GROWTH             INDEX            STOCK            VALUE
                          PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO
                       ---------------    -------------    ---------------    -------------    -------------    -------------
ASSETS
 Investments (Note
     2)
   Investments at
       cost.........   $ 1,206,600,344    $ 149,199,229    $   544,006,186    $ 135,576,333    $ 139,679,668    $  97,945,170
   Repurchase
       agreements at
       cost.........        60,475,583        3,427,716                  -        4,810,392       15,309,274        6,586,078
   Net unrealized
       appreciation
   (depreciation)...       832,165,204       17,763,435        667,201,795      (19,335,896)      11,275,443        3,993,836
                       ---------------    -------------    ---------------    -------------    -------------    -------------
 TOTAL INVESTMENTS
     AT VALUE.......     2,099,241,131      170,390,380      1,211,207,981      121,050,829      166,264,385      108,525,084
 Collateral for
     securities
     loaned (Notes 2
     and 7).........       112,455,035       17,094,284        179,284,965       15,017,870       23,914,694       25,598,858
 Cash...............                 -                -                  -          583,875                -                -
 Receivable for
     investments
     sold...........                 -                -          4,584,738                -                -           62,165
 Receivable for
     dividends,
     interest other
     receivables....         5,961,093          102,814            296,144           69,623           90,658           44,844
 Organization costs,
     net of
     amortization
     (Note 2).......            10,359                -             10,223                -            2,091                -
                       ---------------    -------------    ---------------    -------------    -------------    -------------
TOTAL ASSETS........     2,217,667,618      187,587,478      1,395,384,051      136,722,197      190,271,828      134,230,951
                       ---------------    -------------    ---------------    -------------    -------------    -------------
LIABILITIES
 Payable to
     custodian for
     account
     overdraft (Note
     3).............                 -                -          3,598,482                -                -                -
 Payable for
     investments
     purchased......                 -                -                  -                -          976,928        1,049,532
 Payable for
     securities
     loaned (Notes 2
     and 7).........       112,455,035       17,094,284        179,284,965       15,017,870       23,914,694       25,598,858
 Payable for daily
     variation
     margin on
     financial
     futures
     contracts (Note
     2).............                 -                -                  -           93,325                -                -
 Payable for forward
     foreign
     currency
     contracts......                 -                -                  -                -                -                -
 Payable to
     custodian (Note
     3).............            18,371            2,517             10,957            1,886            2,460            1,708
 Payable to
     investment
     adviser (Note
     3).............           856,867          126,350            632,059           24,592          122,945           82,154
 Payable to
     administrator
     (Note 3).......            40,286            5,238             31,866                -                -            2,755
 Accrued expenses
     and other
     liabilities....                 -            4,787                  -                -            4,473            3,746
                       ---------------    -------------    ---------------    -------------    -------------    -------------
TOTAL LIABILITIES...       113,370,559       17,233,176        183,558,329       15,137,673       25,021,500       26,738,753
                       ---------------    -------------    ---------------    -------------    -------------    -------------
NET ASSETS..........   $ 2,104,297,059    $ 170,354,302    $ 1,211,825,722    $ 121,584,524    $ 165,250,328    $ 107,492,198
                       ---------------    -------------    ---------------    -------------    -------------    -------------
                       ---------------    -------------    ---------------    -------------    -------------    -------------


                          SMALL            SMALL
                         COMPANY          COMPANY
                          VALUE           GROWTH         INTERNATIONAL
                        PORTFOLIO        PORTFOLIO         PORTFOLIO
                      -------------    -------------    ---------------
ASSETS
 Investments (Note
     2)
   Investments at
       cost.........  $ 138,105,468    $ 581,901,337    $  847,379,560
   Repurchase
       agreements at
       cost.........      6,562,787       50,292,318                 -
   Net unrealized
       appreciation
   (depreciation)...     (4,414,339)      99,082,760       100,505,508
                      -------------    -------------    ---------------
 TOTAL INVESTMENTS
     AT VALUE.......    140,253,916      731,276,415       947,885,068
 Collateral for
     securities
     loaned (Notes 2
     and 7).........      8,550,252                -        59,013,222
 Cash...............              -                -                 -
 Receivable for
     investments
     sold...........        195,969        3,093,723            60,086
 Receivable for
     dividends,
     interest other
     receivables....        132,539          118,227         2,518,616
 Organization costs,
     net of
     amortization
     (Note 2).......          1,924            1,951             5,785
                      -------------    -------------    ---------------
TOTAL ASSETS........    149,134,600      734,490,316     1,009,482,777
                      -------------    -------------    ---------------
LIABILITIES
 Payable to
     custodian for
     account
     overdraft (Note
     3).............              -                -        43,404,893
 Payable for
     investments
     purchased......         48,479        1,545,064        10,754,904
 Payable for
     securities
     loaned (Notes 2
     and 7).........      8,550,252                -        59,013,222
 Payable for daily
     variation
     margin on
     financial
     futures
     contracts (Note
     2).............              -                -                 -
 Payable for forward
     foreign
     currency
     contracts......              -                -         3,237,845
 Payable to
     custodian (Note
     3).............          2,133            7,194            46,303
 Payable to
     investment
     adviser (Note
     3).............        103,347          536,463           318,281
 Payable to
     administrator
     (Note 3).......              -           28,938           108,344
 Accrued expenses
     and other
     liabilities....          9,619                -            12,368
                      -------------    -------------    ---------------
TOTAL LIABILITIES...      8,713,830        2,117,659       116,896,160
                      -------------    -------------    ---------------
NET ASSETS..........  $ 140,420,770    $ 732,372,657    $  892,586,617
                      -------------    -------------    ---------------
                      -------------    -------------    ---------------

                                                           CORE TRUST (DELAWARE)

 STATEMENTS OF OPERATIONS (UNAUDITED)

--------------------------------------------------------------------------------

                                                  MANAGED
                                   STABLE          FIXED          POSITIVE       STRATEGIC
                                   INCOME          INCOME       RETURN BOND      VALUE BOND         INDEX
                                  PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                                 -----------    ------------    ------------    ------------    -------------
INVESTMENT INCOME
 Dividend income..............   $        -     $         -     $         -     $         -     $  10,196,955
 Interest income..............    8,049,670      11,621,105       6,537,633       7,815,289           796,005
 Securities lending income
     (Note 2).................       23,816          14,828          61,767           9,794           190,136
                                 -----------    ------------    ------------    ------------    -------------
TOTAL INVESTMENT INCOME.......    8,073,486      11,635,933       6,599,400       7,825,083        11,183,096
                                 -----------    ------------    ------------    ------------    -------------
EXPENSES
 Advisory (Note 3)............      412,434         610,527         407,428         598,832         1,058,572
 Administration (Note 3)......       68,739          87,218          58,204          59,883           352,857
 Custody (Note 3).............       21,268          24,964          19,161          19,497            78,092
 Accounting (Note 3)..........       44,000          41,000          27,000          38,000            75,000
 Legal........................          358             464             310             323             1,875
 Audit........................        9,427           9,919           8,899           7,750            21,311
 Trustees.....................          378             482             321             334             1,921
 Amortization of organization
     costs (Note 2)...........        1,116           1,110           1,110               -             3,036
 Miscellaneous................        4,647           5,096           1,048           1,473            27,046
                                 -----------    ------------    ------------    ------------    -------------
TOTAL EXPENSES................      562,367         780,780         523,481         726,092         1,619,710
  Fees waived (Note 4)........      (65,009)        (87,218)        (58,204)        (59,883)         (352,857)
                                 -----------    ------------    ------------    ------------    -------------
NET EXPENSES..................      497,358         693,562         465,277         666,209         1,266,853
                                 -----------    ------------    ------------    ------------    -------------
NET INVESTMENT INCOME
    (LOSS)....................    7,576,128      10,942,371       6,134,123       7,158,874         9,916,243
                                 -----------    ------------    ------------    ------------    -------------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS
 Net Realized Gain (Loss) on
   Securities.................      (41,864)        860,672       3,631,743         291,353        14,808,838
   Foreign currency
       transactions...........            -               -               -               -                 -
   Financial futures
       transactions...........            -               -               -               -        (3,018,164)
                                 -----------    ------------    ------------    ------------    -------------
 Net Realized Gain (Loss) on
     Investments..............      (41,864)        860,672       3,631,743         291,353        11,790,674
 Net Change in Unrealized
     Appreciation
     (Depreciation) on
   Securities.................    1,245,316       2,302,807      12,200,983       3,120,414        75,959,297
   Foreign currency
       transactions...........            -               -               -               -                 -
   Financial futures
       transactions...........            -               -               -               -         2,933,775
                                 -----------    ------------    ------------    ------------    -------------
 Net Change in Unrealized
     Appreciation
     (Depreciation) on
     Investments..............    1,245,316       2,302,807      12,200,983       3,120,414        78,893,072
                                 -----------    ------------    ------------    ------------    -------------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON
    INVESTMENTS...............    1,203,452       3,163,479      15,832,726       3,411,767        90,683,746
                                 -----------    ------------    ------------    ------------    -------------
INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................   $8,779,580     $14,105,850     $21,966,849     $10,570,641     $ 100,599,989
                                 -----------    ------------    ------------    ------------    -------------
                                 -----------    ------------    ------------    ------------    -------------
(a) Net of foreign withholding
    taxes of $1,011,363

See Notes to Financial Statements

                                                           CORE TRUST (DELAWARE)

                                      FOR THE SIX MONTHS ENDED NOVEMBER 30, 1998

--------------------------------------------------------------------------------

                                    INCOME        DISCIPLINED     LARGE COMPANY     SMALL CAP      SMALL COMPANY     SMALL CAP
                                    EQUITY           GROWTH          GROWTH           INDEX            STOCK           VALUE
                                  PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO
                                --------------   --------------   -------------   --------------   -------------   --------------
INVESTMENT INCOME
 Dividend income..............  $   20,358,119   $     621,063    $  2,229,682    $      461,256   $    656,270    $     278,319
 Interest income..............         849,831         113,229         367,173           176,997        414,056          154,296
 Securities lending income
     (Note 2).................         153,249          23,148         157,450            33,240         19,893           11,610
                                --------------   --------------   -------------   --------------   -------------   --------------
TOTAL INVESTMENT INCOME.......      21,361,199         757,440       2,754,305           671,493      1,090,219          444,225
                                --------------   --------------   -------------   --------------   -------------   --------------
EXPENSES
 Advisory (Note 3)............       4,904,459         648,087       3,625,564           141,653        807,047          464,246
 Administration (Note 3)......         490,446          36,005         278,890            28,330         44,836           24,434
 Custody (Note 3).............         105,610          13,308          63,298            10,991         15,810            9,718
 Accounting (Note 3)..........          39,000          33,000          39,000            71,000         32,000           29,500
 Legal........................           2,623             180           1,485               157            275              134
 Audit........................           5,082           7,449           4,100             7,838          6,601            7,425
 Trustees.....................           2,710             195           1,498               159            266              135
 Amortization of organization
     costs (Note 2)...........           1,482               -           1,459                 -          1,044                -
 Miscellaneous................           8,558           1,864           4,634            13,603            726            2,227
                                --------------   --------------   -------------   --------------   -------------   --------------
TOTAL EXPENSES................       5,559,970         740,088       4,019,928           273,731        908,605          537,819
  Fees waived (Note 4)........        (196,178)        (30,767)        (55,778)          (28,330)       (44,836)         (21,679)
                                --------------   --------------   -------------   --------------   -------------   --------------
NET EXPENSES..................       5,363,792         709,321       3,964,150           245,401        863,769          516,140
                                --------------   --------------   -------------   --------------   -------------   --------------
NET INVESTMENT INCOME
    (LOSS)....................      15,997,407          48,119      (1,209,845)          426,092        226,450          (71,915)
                                --------------   --------------   -------------   --------------   -------------   --------------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS
 Net Realized Gain (Loss) on
   Securities.................       6,418,700      (5,630,288)     45,611,873          (565,663)   (43,276,957)     (17,245,784)
   Foreign currency
       transactions...........               -               -               -                 -              -                -
   Financial futures
       transactions...........               -               -               -        (1,979,763)             -                -
                                --------------   --------------   -------------   --------------   -------------   --------------
 Net Realized Gain (Loss) on
     Investments..............       6,418,700      (5,630,288)     45,611,873        (2,545,426)   (43,276,957)     (17,245,784)
 Net Change in Unrealized
     Appreciation
     (Depreciation) on
   Securities.................      25,297,096       7,019,638     140,507,576       (12,980,053)    (4,650,297)      (1,383,424)
   Foreign currency
       transactions...........               -               -               -                 -              -                -
   Financial futures
       transactions...........               -               -               -         1,073,650              -                -
                                --------------   --------------   -------------   --------------   -------------   --------------
 Net Change in Unrealized
     Appreciation
     (Depreciation) on
     Investments..............      25,297,096       7,019,638     140,507,576       (11,906,403)    (4,650,297)      (1,383,424)
                                --------------   --------------   -------------   --------------   -------------   --------------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON
    INVESTMENTS...............      31,715,796       1,389,350     186,119,449       (14,451,829)   (47,927,254)     (18,629,208)
                                --------------   --------------   -------------   --------------   -------------   --------------
INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................  $   47,713,203   $   1,437,469    $184,909,604    $  (14,025,737)  $(47,700,804)   $ (18,701,123)
                                --------------   --------------   -------------   --------------   -------------   --------------
                                --------------   --------------   -------------   --------------   -------------   --------------
(a) Net of foreign withholding
    taxes of $1,011,363

                                   SMALL
                                  COMPANY      SMALL COMPANY
                                   VALUE          GROWTH       INTERNATIONAL
                                 PORTFOLIO       PORTFOLIO       PORTFOLIO
                                ------------   -------------   -------------
INVESTMENT INCOME
 Dividend income..............  $   963,331    $  1,448,607    $  6,092,755(a)
 Interest income..............      124,919         976,311       3,412,817
 Securities lending income
     (Note 2).................       27,631               -         205,014
                                ------------   -------------   -------------
TOTAL INVESTMENT INCOME.......    1,115,881       2,424,918       9,710,586
                                ------------   -------------   -------------
EXPENSES
 Advisory (Note 3)............      610,072       3,339,914       2,013,817
 Administration (Note 3)......       33,893         185,551         671,272
 Custody (Note 3).............       12,675          44,631         246,652
 Accounting (Note 3)..........       36,000          43,000          63,000
 Legal........................          190           1,094           1,976
 Audit........................        9,332           6,671          22,047
 Trustees.....................          190           1,064           1,237
 Amortization of organization
     costs (Note 2)...........          960             972           3,036
 Miscellaneous................        3,203           2,999          25,227
                                ------------   -------------   -------------
TOTAL EXPENSES................      706,515       3,625,896       3,048,264
  Fees waived (Note 4)........      (33,893)              -         (46,282)
                                ------------   -------------   -------------
NET EXPENSES..................      672,622       3,625,896       3,001,982
                                ------------   -------------   -------------
NET INVESTMENT INCOME
    (LOSS)....................      443,259      (1,200,978)      6,708,604
                                ------------   -------------   -------------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS
 Net Realized Gain (Loss) on
   Securities.................   (4,071,752)    (98,538,371)     42,340,224
   Foreign currency
       transactions...........            -               -        (661,347)
   Financial futures
       transactions...........            -               -               -
                                ------------   -------------   -------------
 Net Realized Gain (Loss) on
     Investments..............   (4,071,752)    (98,538,371)     41,678,877
 Net Change in Unrealized
     Appreciation
     (Depreciation) on
   Securities.................  (19,535,248)    (42,518,270)   (102,411,147)
   Foreign currency
       transactions...........            -               -      (4,868,950)
   Financial futures
       transactions...........            -               -               -
                                ------------   -------------   -------------
 Net Change in Unrealized
     Appreciation
     (Depreciation) on
     Investments..............  (19,535,248)    (42,518,270)   (107,280,097)
                                ------------   -------------   -------------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON
    INVESTMENTS...............  (23,607,000)   (141,056,641)    (65,601,220)
                                ------------   -------------   -------------
INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................  $(23,163,741)  $(142,257,619)  $(58,892,616)
                                ------------   -------------   -------------
                                ------------   -------------   -------------
(a) Net of foreign withholding
    taxes of $1,011,363

                                                           CORE TRUST (DELAWARE)

 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      STRATEGIC
                                    STABLE        MANAGED FIXED      POSITIVE           VALUE
                                    INCOME           INCOME         RETURN BOND         BOND              INDEX
                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
                                 -------------    -------------    -------------    -------------    ---------------
NET ASSETS, MAY 31, 1997......   $           -    $          -     $          -     $           -    $   455,992,618
                                 -------------    -------------    -------------    -------------    ---------------
OPERATIONS
 Net investment income
     (loss)...................      13,556,855      18,213,362       11,929,000         7,290,368         18,212,835
 Net realized gain (loss) on
     investments sold.........         423,040       2,891,576        6,562,062            67,326         40,577,843
 Net change in unrealized
     appreciation
     (depreciation) on
     investments..............         333,836       5,029,200       13,771,972         1,829,598        232,315,725
                                 -------------    -------------    -------------    -------------    ---------------
 Net increase (decrease) in
     net assets resulting from
     operations...............      14,313,731      26,134,138       32,263,034         9,187,292        291,106,403
                                 -------------    -------------    -------------    -------------    ---------------
TRANSACTIONS IN INVESTORS'
    BENEFICIAL INTERESTS
 Contributions (Note 9).......     329,276,657     374,891,352      255,480,588       254,050,881        791,000,962
 Withdrawals..................     (84,881,467)    (65,362,303)     (63,633,906)      (26,360,998)      (152,820,060)
                                 -------------    -------------    -------------    -------------    ---------------
 Net increase (decrease) from
     transactions in
     investors' beneficial
     interest.................     244,395,190     309,529,049      191,846,682       227,689,883        638,180,902
                                 -------------    -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................     258,708,921     335,663,187      224,109,716       236,877,175        929,287,305
                                 -------------    -------------    -------------    -------------    ---------------
NET ASSETS, MAY 31, 1998......     258,708,921     335,663,187      224,109,716       236,877,175      1,385,279,923
                                 -------------    -------------    -------------    -------------    ---------------
OPERATIONS
 Net investment income
     (loss)...................       7,576,128      10,942,371        6,134,123         7,158,874          9,916,243
 Net realized gain (loss) on
     investments sold.........         (41,864)        860,672        3,631,743           291,353         11,790,674
 Net change in unrealized
     appreciation
     (depreciation) on
     investments..............       1,245,316       2,302,807       12,200,983         3,120,414         78,893,072
                                 -------------    -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................       8,779,580      14,105,850       21,966,849        10,570,641        100,599,989
                                 -------------    -------------    -------------    -------------    ---------------
TRANSACTIONS IN INVESTORS'
    BENEFICIAL INTERESTS
 Contributions (Note 9).......      86,687,980      57,416,389       41,516,617        24,619,125        124,953,888
 Withdrawals..................     (61,183,059)    (28,932,662)     (33,621,474)      (27,436,812)       (93,688,861)
                                 -------------    -------------    -------------    -------------    ---------------
 Net increase (decrease) from
     transactions in
     investors' beneficial
     interest.................      25,504,921      28,483,727        7,895,143        (2,817,687)        31,265,027
                                 -------------    -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................      34,284,501      42,589,577       29,861,992         7,752,954        131,865,016
                                 -------------    -------------    -------------    -------------    ---------------
NET ASSETS, NOVEMBER 30,
    1998......................   $ 292,993,422    $378,252,764     $253,971,708     $ 244,630,129    $ 1,517,144,939
                                 -------------    -------------    -------------    -------------    ---------------
                                 -------------    -------------    -------------    -------------    ---------------
(a) Beginning of Period.......     Jun 1, 1997     Jun 1, 1997      Jun 1, 1997       Oct 1, 1997        Jun 1, 1997

See Notes to Financial Statements

                                                           CORE TRUST (DELAWARE)

                                            FOR THE PERIOD ENDED MAY 31, 1998(a)
                                          AND SIX MONTHS ENDED NOVEMBER 30, 1998
--------------------------------------------------------------------------------

                                                                          LARGE                              SMALL
                                     INCOME          DISCIPLINED         COMPANY          SMALL CAP         COMPANY
                                     EQUITY            GROWTH            GROWTH             INDEX            STOCK
                                    PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO
                                 ---------------    -------------    ---------------    -------------    --------------
NET ASSETS, MAY 31, 1997......   $             -    $           -    $             -    $           -    $            -
                                 ---------------    -------------    ---------------    -------------    --------------
OPERATIONS
 Net investment income
     (loss)...................        27,302,997          418,520           (254,889)         190,716          (903,690)
 Net realized gain (loss) on
     investments sold.........        21,124,145       (4,466,320)       103,483,455          (31,860)       75,015,565
 Net change in unrealized
     appreciation
     (depreciation) on
     investments..............       331,743,519       11,172,163        175,686,535       (6,730,568)      (41,102,519)
                                 ---------------    -------------    ---------------    -------------    --------------
 Net increase (decrease) in
     net assets resulting from
     operations...............       380,170,661        7,124,363        278,915,101       (6,571,712)       33,009,356
                                 ---------------    -------------    ---------------    -------------    --------------
TRANSACTIONS IN INVESTORS'
    BENEFICIAL INTERESTS
 Contributions (Note 9).......     1,656,178,203      127,393,238      1,039,939,974      130,179,195       462,417,317
 Withdrawals..................       (80,546,731)      (3,752,382)      (236,856,954)      (1,115,038)     (270,557,970)
                                 ---------------    -------------    ---------------    -------------    --------------
 Net increase (decrease) from
     transactions in
     investors' beneficial
     interest.................     1,575,631,472      123,640,856        803,083,020      129,064,157       191,859,347
                                 ---------------    -------------    ---------------    -------------    --------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................     1,955,802,133      130,765,219      1,081,998,121      122,492,445       224,868,703
                                 ---------------    -------------    ---------------    -------------    --------------
NET ASSETS, MAY 31, 1998......     1,955,802,133      130,765,219      1,081,998,121      122,492,445       224,868,703
                                 ---------------    -------------    ---------------    -------------    --------------
OPERATIONS
 Net investment income
     (loss)...................        15,997,407           48,119         (1,209,845)         426,092           226,450
 Net realized gain (loss) on
     investments sold.........         6,418,700       (5,630,288)        45,611,873       (2,545,426)      (43,276,957)
 Net change in unrealized
     appreciation
     (depreciation) on
     investments..............        25,297,096        7,019,638        140,507,576      (11,906,403)       (4,650,297)
                                 ---------------    -------------    ---------------    -------------    --------------
NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................        47,713,203        1,437,469        184,909,604      (14,025,737)      (47,700,804)
                                 ---------------    -------------    ---------------    -------------    --------------
TRANSACTIONS IN INVESTORS'
    BENEFICIAL INTERESTS
 Contributions (Note 9).......       167,190,012       44,370,049        114,897,167       22,735,382        48,335,062
 Withdrawals..................       (66,408,289)      (6,218,435)      (169,979,170)      (9,617,566)      (60,252,633)
                                 ---------------    -------------    ---------------    -------------    --------------
 Net increase (decrease) from
     transactions in
     investors' beneficial
     interest.................       100,781,723       38,151,614        (55,082,003)      13,117,816       (11,917,571)
                                 ---------------    -------------    ---------------    -------------    --------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................       148,494,926       39,589,083        129,827,601         (907,921)      (59,618,375)
                                 ---------------    -------------    ---------------    -------------    --------------
NET ASSETS, NOVEMBER 30,
    1998......................   $ 2,104,297,059    $ 170,354,302    $ 1,211,825,722    $ 121,584,524    $  165,250,328
                                 ---------------    -------------    ---------------    -------------    --------------
                                 ---------------    -------------    ---------------    -------------    --------------
(a) Beginning of Period.......       Jun 1, 1997      Oct 1, 1997        Jun 1, 1997      Apr 9, 1998       Jun 1, 1997


                                                     SMALL            SMALL
                                  SMALL CAP         COMPANY          COMPANY
                                    VALUE            VALUE            GROWTH        INTERNATIONAL
                                  PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
                                -------------    -------------    --------------    --------------
NET ASSETS, MAY 31, 1997......  $           -    $           -    $            -    $ 539,296,879
                                -------------    -------------    --------------    --------------
OPERATIONS
 Net investment income
     (loss)...................       (103,303)       1,194,736        (3,539,839)      10,517,288
 Net realized gain (loss) on
     investments sold.........     (2,328,929)      49,410,647       157,449,385       18,785,716
 Net change in unrealized
     appreciation
     (depreciation) on
     investments..............      5,377,263        1,904,286        (8,948,010)      78,979,779
                                -------------    -------------    --------------    --------------
 Net increase (decrease) in
     net assets resulting from
     operations...............      2,945,031       52,509,669       144,961,536      108,282,783
                                -------------    -------------    --------------    --------------
TRANSACTIONS IN INVESTORS'
    BENEFICIAL INTERESTS
 Contributions (Note 9).......    109,215,794      182,821,915       893,179,444      406,915,054
 Withdrawals..................     (7,890,976)     (87,806,139)     (144,077,860)    (103,309,130)
                                -------------    -------------    --------------    --------------
 Net increase (decrease) from
     transactions in
     investors' beneficial
     interest.................    101,324,818       95,015,776       749,101,584      303,605,924
                                -------------    -------------    --------------    --------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................    104,269,849      147,525,445       894,063,120      411,888,707
                                -------------    -------------    --------------    --------------
NET ASSETS, MAY 31, 1998......    104,269,849      147,525,445       894,063,120      951,185,586
                                -------------    -------------    --------------    --------------
OPERATIONS
 Net investment income
     (loss)...................        (71,915)         443,259        (1,200,978)       6,708,604
 Net realized gain (loss) on
     investments sold.........    (17,245,784)      (4,071,752)      (98,538,371)      41,678,877
 Net change in unrealized
     appreciation
     (depreciation) on
     investments..............     (1,383,424)     (19,535,248)      (42,518,270)    (107,280,097)
                                -------------    -------------    --------------    --------------
NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................    (18,701,123)     (23,163,741)     (142,257,619)     (58,892,616)
                                -------------    -------------    --------------    --------------
TRANSACTIONS IN INVESTORS'
    BENEFICIAL INTERESTS
 Contributions (Note 9).......     29,098,264       28,966,601        53,458,663       85,535,600
 Withdrawals..................     (7,174,792)     (12,907,535)      (72,891,507)     (85,241,953)
                                -------------    -------------    --------------    --------------
 Net increase (decrease) from
     transactions in
     investors' beneficial
     interest.................     21,923,472       16,059,066       (19,432,844)         293,647
                                -------------    -------------    --------------    --------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................      3,222,349       (7,104,675)     (161,690,463)     (58,598,969)
                                -------------    -------------    --------------    --------------
NET ASSETS, NOVEMBER 30,
    1998......................  $ 107,492,198    $ 140,420,770    $  732,372,657    $ 892,586,617
                                -------------    -------------    --------------    --------------
                                -------------    -------------    --------------    --------------
(a) Beginning of Period.......    Oct 1, 1997      Jun 1, 1997       Jun 1, 1997      Jun 1, 1997

                                                           CORE TRUST (DELAWARE)

 FINANCIAL HIGHLIGHTS (UNAUDITED)

--------------------------------------------------------------------------------

                                                RATIOS TO AVERAGE NET ASSETS(a)
                                          -------------------------------------------
                                             NET
                                          INVESTMENT                                     PORTFOLIO
                                            INCOME          NET                          TURNOVER
                                            (LOSS)       EXPENSES      GROSS EXPENSES    RATE
                                          ----------    -----------    --------------    --------
 STABLE INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------
  June 1, 1998 to November 30, 1998.....    5.51%          0.36%           0.41%          19.25%
  June 1, 1997(b) to May 31, 1998.......    5.96%          0.37%           0.43%          37.45%
 MANAGED FIXED INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------
  June 1, 1998 to November 30, 1998.....    6.27%          0.40%           0.45%          16.61%
  June 1, 1997(b) to May 31, 1998.......    6.53%          0.41%           0.46%          91.59%
 POSITIVE RETURN BOND PORTFOLIO
-------------------------------------------------------------------------------------------------
  June 1, 1998 to November 30, 1998.....    5.27%          0.40%           0.45%          23.54%
  June 1, 1997(b) to May 31, 1998.......    5.74%          0.41%           0.47%          68.18%
 STRATEGIC VALUE BOND PORTFOLIO
-------------------------------------------------------------------------------------------------
  June 1, 1998 to November 30, 1998.....    5.98%          0.56%           0.61%          16.83%
  October 1, 1997(b) to May 31, 1998....    6.06%          0.58%           0.62%         134.56%
 INDEX PORTFOLIO
-------------------------------------------------------------------------------------------------
  June 1, 1998 to November 30, 1998.....    1.41%          0.18%           0.23%           2.45%
  June 1, 1997 to May 31, 1998..........    1.60%          0.19%           0.24%           6.68%
  June 1, 1996 to May 31, 1997..........    2.03%          0.11%           0.31%           7.29%
  November 1, 1995 to May 31, 1996......    2.35%          0.17%           0.32%           7.21%
  November 11, 1994(b) to October 31,
    1995................................    2.42%          0.17%           0.33%           7.73%
 INCOME EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------
  June 1, 1998 to November 30, 1998.....    1.63%          0.55%           0.57%           2.29%
  June 1, 1997(b) to May 31, 1998.......    1.76%          0.52%           0.57%           3.49%
 DISCIPLINED GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------
  June 1, 1998 to November 30, 1998.....    0.07%          0.99%           1.03%          50.64%
  October 1, 1997(b) to May 31, 1998....    0.55%          1.01%           1.06%          68.08%
 LARGE COMPANY GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------
  June 1, 1998 to November 30, 1998.....   (0.22%)         0.71%           0.72%          10.33%
  June 1, 1997(b) to May 31, 1998.......   (0.03%)         0.67%           0.73%          13.03%
 SMALL CAP INDEX PORTFOLIO
-------------------------------------------------------------------------------------------------
  June 1, 1998 to November 30, 1998.....    0.75%          0.43%           0.48%          12.41%
  April 9, 1998(b) to May 31, 1998......    1.04%          0.52%           0.54%           2.25%
 SMALL COMPANY STOCK PORTFOLIO
-------------------------------------------------------------------------------------------------
  June 1, 1998 to November 30, 1998.....   (0.25%)         0.96%           1.01%          63.71%
  June 1, 1997(b) to May 31, 1998.......   (0.27%)         0.95%           1.01%         166.16%
 SMALL CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------
  June 1, 1998 to November 30, 1998.....   (0.15%)         1.06%           1.10%          58.07%
  October 1, 1997(b) to May 31, 1998....   (0.17%)         1.08%           1.13%          79.43%
 SMALL COMPANY VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------
  June 1, 1998 to November 30, 1998.....    0.65%          0.99%           1.04%          47.47%
  June 1, 1997(b) to May 31, 1998.......    0.69%          0.99%           1.04%          99.08%
 SMALL COMPANY GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------
  June 1, 1998 to November 30, 1998.....   (0.32%)         0.98%           0.98%          66.00%
  June 1, 1997(b) to May 31, 1998.......   (0.41%)         0.93%           0.98%         123.36%
 INTERNATIONAL PORTFOLIO
-------------------------------------------------------------------------------------------------
  June 1, 1998 to November 30, 1998.....    1.50%          0.67%           0.68%          51.34%
  June 1, 1997 to May 31, 1998..........    1.23%          0.66%           0.68%          36.96%
  June 1, 1996 to May 31, 1997..........    1.53%          0.19%           0.67%          53.32%
  November 1, 1995 to May 31, 1996......    1.75%          0.23%           0.68%          17.58%
  November 11, 1994(b) to October 31,
    1995................................    1.94%          0.25%           0.70%          28.19%

----------------------------------
(a) Ratios for periods of less than one year are annualized.

(b) Commencement of operations.

See Notes to Financial Statements

                                                           CORE TRUST (DELAWARE)

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 NOTE 1. ORGANIZATION

Core Trust (Delaware) ("Core Trust"), organized as a Delaware business trust, was formed on September 1, 1994. Core Trust, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act"), currently has twenty-one separate investment portfolios. These financial statements relate to the following fourteen diversified portfolios (individually, a "Portfolio" and, collectively, the "Portfolios"), which commenced operations on the following dates:

Stable Income Portfolio.................  June 1, 1997
Managed Fixed Income Portfolio..........  June 1, 1997
Positive Return Bond Portfolio..........  June 1, 1997
Strategic Value Bond Portfolio..........  October 1, 1997
Index Portfolio.........................  November 11, 1994
Income Equity Portfolio.................  June 1, 1997
Disciplined Growth Portfolio............  October 1, 1997
Large Company Growth Portfolio..........  June 1, 1997
Small Cap Index Portfolio...............  April 9, 1998
Small Company Stock Portfolio...........  June 1, 1997
Small Cap Value Portfolio...............  October 1, 1997
Small Company Value Portfolio...........  June 1, 1997
Small Company Growth Portfolio..........  June 1, 1997
International Portfolio.................  November 11, 1994

On June 1, 1997, the following transactions occurred: (1) Small Company Portfolio was divided into Small Company Stock Portfolio, Small Company Value Portfolio and Small Company Growth Portfolio; its assets were divided by investment style; and (2) International Portfolio merged into another portfolio of Core Trust, International Portfolio II. The combined portfolio was named International Portfolio.

Interests in the Portfolios are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Portfolios:

SECURITIES VALUATION--Short-term securities that mature in sixty days or less are valued at amortized cost. Equity securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and ask price is used. If no mean price is available, the last bid price is used. Fixed income and other securities, for which market quotations are readily available, are valued using the mean of the bid and ask prices provided by independent pricing services. If no mean price is available the last bid price is used. In the absence of readily available market quotations, securities are valued at fair value determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. With respect to dividends on foreign securities, certain instances may arise where a Portfolio is not notified of a dividend until after the ex-dividend date has passed. In these instances, a dividend is recorded as soon as the Portfolio is informed of the dividend. Dividend income is recorded net of unrecoverable withholding tax. Interest income, including amortization of premium or accretion of discount, is recorded as earned. Identified cost of investments sold is used to determine realized gain and loss for both financial statement and federal income tax purposes. Foreign dividend and interest income amounts and realized capital gain and loss are converted to U.S. dollars using foreign exchange rates in effect at the date of the transactions.

Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and
(ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

International Portfolio may enter into forward contracts to purchase or sell foreign currencies to protect against the effect on the U.S. dollar value of the underlying portfolio of possible adverse movements in foreign exchange rates. Risks associated with such contracts include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such contracts are recorded as unrealized gain or loss; realized gain or loss includes net gain or loss on contracts that have terminated by settlement or by the Portfolio entering into offsetting commitments.

                                                           CORE TRUST (DELAWARE)

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  (CONTINUED)        NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FUTURES CONTRACTS--Each Portfolio may invest in stock index futures contracts to enhance return and hedge against a decline in the value of securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, the Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Portfolio is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

REPURCHASE AGREEMENTS--Each Portfolio may invest in repurchase agreements. Each Portfolio, through its custodian, receives delivery of the underlying collateral, whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the value of the underlying collateral at all times. In the event of default, the Portfolios may have difficulty with the disposition of any securities held as collateral.

SECURITY LOANS--The Portfolios may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Portfolio also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral equal to at least 102% of the market value of the securities loaned plus accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio.

ORGANIZATION COSTS--The costs incurred by Stable Income Portfolio, Managed Fixed Income Portfolio, Positive Return Bond Portfolio, Index Portfolio, Income Equity Portfolio, Large Company Growth Portfolio, Small Company Stock Portfolio, Small Company Value Portfolio, Small Company Growth Portfolio, and International Portfolio in connection with their organization have been capitalized and are being amortized using the straight line method over a five year period beginning on the commencement of the Portfolio's operations.

EXPENSE ALLOCATION--Core Trust accounts separately for the assets and liabilities and operations of each Portfolio. Expenses that are directly attributable to more than one Portfolio are allocated among the respective Portfolios in proportion to each Portfolio's net assets.

 NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER--The investment adviser of each Portfolio, except International Portfolio, is Norwest Investment Management, Inc. ("Adviser"), an indirect subsidiary of Norwest Corporation. The investment adviser of International Portfolio is Schroder Capital Management International Inc. ("Schroder"). Schroder is a wholly owned U.S. subsidiary of Schroder Incorporated, the wholly owned U.S. holding company subsidiary of Schroder PLC. The Adviser has retained the services of certain of its affiliates as investment subadvisers (Crestone Capital Management, Inc., Galliard Capital Management, Inc., Peregrine Capital Management, Inc., and Smith Asset Management Group, L.P.) on selected Portfolios. The fees related to subadvisor services are borne directly by the Adviser and do not increase the overall fees paid by the Portfolios to the Adviser. The investment advisory fee and the associated subadviser is as follows:

                                            INVESTMENT
                                           ADVISORY FEE                   SUBADVISER
                                          --------------   ----------------------------------------
Stable Income Portfolio.................           0.30%   Galliard Capital Management, Inc.
Managed Fixed Income Portfolio..........           0.35%   Galliard Capital Management, Inc.
Positive Return Bond Portfolio..........           0.35%   Peregrine Capital Management, Inc.
Strategic Value Bond Portfolio..........           0.50%   Galliard Capital Management, Inc.
Index Portfolio.........................           0.15%   -
Income Equity Portfolio.................           0.50%   -
Disciplined Growth Portfolio............           0.90%   Smith Asset Management Group, L.P.
Large Company Growth Portfolio..........           0.65%   Peregrine Capital Management, Inc.
Small Cap Index Portfolio...............           0.25%   -
Small Company Stock Portfolio...........           0.90%   Crestone Capital Management, Inc.
Small Cap Value Portfolio...............           0.95%   Smith Asset Management Group, L.P.
Small Company Value Portfolio...........           0.90%   Peregrine Capital Management, Inc.
Small Company Growth Portfolio..........           0.90%   Peregrine Capital Management, Inc.
International Portfolio.................           0.45%   -

ADMINISTRATIVE AND OTHER SERVICES--Forum Administrative Services, LLC ("FAdS") is the administrator to Core Trust and receives a fee with respect to each Portfolio (other than International Portfolio) at an annual rate of 0.05% of the Portfolio's average daily net assets. With respect to International Portfolio, FAdS receives a fee at an annual rate of 0.15% of the Portfolio's average daily net assets.

Norwest Bank Minnesota, N.A. ("Norwest") serves as the custodian for each Portfolio and may appoint certain subcustodians to custody those portfolios' foreign securities and other assets held in foreign countries. Norwest receives a fee with respect to each Portfolio (other than International Portfolio) at an

                                                           CORE TRUST (DELAWARE)

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  (CONTINUED)        NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH
AFFILIATES (CONTINUED)

annual rate of 0.02% of the first $100 million of the Portfolio's average daily net assets, 0.015% of the next $100 million of the Portfolio's average daily net assets and 0.01% of the Portfolio's remaining average daily net assets. With respect to International Portfolio, Norwest receives a fee at an annual rate of 0.07% of the Portfolio's average daily net assets. Norwest also receives transaction fees for providing services in connection with the securities lending program.

OTHER SERVICE PROVIDER--Forum Accounting Services, LLC, an affiliate of FAdS, provides portfolio accounting and interestholder recordkeeping services to each Portfolio.

 NOTE 4. WAIVERS

For the period ended November 30, 1998, fees waived by the Portfolio's service providers were as follows:

                                           FEES WAIVED
                                             BY FAdS
                                          --------------
Stable Income Portfolio.................      $  65,009
Managed Fixed Income Portfolio..........         87,218
Positive Return Bond Portfolio..........         58,204
Strategic Value Bond Portfolio..........         59,883
Index Portfolio.........................        352,857
Income Equity Portfolio.................        196,178
Disciplined Growth Portfolio............         30,767
Large Company Growth Portfolio..........         55,778
Small Cap Index Portfolio...............         28,330
Small Company Stock Portfolio...........         44,836
Small Cap Value Portfolio...............         21,679
Small Company Value Portfolio...........         33,893
Small Company Growth Portfolio..........              -
International Portfolio.................              -

Schroder waived investment advisory fees of $46,282 for International Portfolio

 NOTE 5. FEDERAL INCOME TAX

The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gain and loss of the Portfolios are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Portfolios regardless of whether such interest, dividends or gain have been distributed by the Portfolios.

 NOTE 6. SECURITIES TRANSACTIONS

The following table presents the cost of purchases and proceeds from sales (including maturities) of securities (excluding short-term investments) during the period ended November 30, 1998, as well as the federal tax cost basis of investments and related gross unrealized appreciation and depreciation for federal income tax purposes as of November 30, 1998:

                                                       COST OF       PROCEEDS          TAX         UNREALIZED      UNREALIZED
                                                      PURCHASES     FROM SALES     COST BASIS     APPRECIATION    DEPRECIATION
                                                    -------------  -------------  -------------   -------------   -------------
Stable Income Portfolio...........................  $ 114,979,772  $  48,792,534  $ 293,118,645   $  2,286,203    $    701,451
Managed Fixed Income Portfolio....................     97,532,243     56,843,359    380,342,053      9,689,354       2,127,796
Positive Return Bond Portfolio....................     89,267,832     49,274,344    228,028,891     23,551,715           4,991
Strategic Value Bond Portfolio....................     52,399,934     39,757,954    242,241,893      5,802,535         852,521
Index Portfolio...................................     71,930,420     33,612,735    917,288,644    620,686,840      21,643,118
Income Equity Portfolio...........................     86,473,013     43,604,681  1,267,075,927    840,306,939       8,141,735
Disciplined Growth Portfolio......................     86,259,659     70,237,080    152,626,945     25,944,461       8,181,026
Large Company Growth Portfolio....................    112,927,379    157,636,279    544,006,186    682,524,323      15,322,528
Small Cap Index Portfolio.........................     28,285,745     13,452,998    140,386,725      8,203,018      27,538,914
Small Company Stock Portfolio.....................    106,334,441    121,878,856    154,988,942     20,024,177       8,748,734
Small Cap Value Portfolio.........................     76,964,499     54,107,502    104,531,248     11,307,886       7,314,050
Small Company Value Portfolio.....................     75,959,809     62,516,602    144,668,255     11,891,756      16,306,095
Small Company Growth Portfolio....................    470,477,934    528,110,612    632,193,655    134,781,569      35,698,809
International Portfolio...........................    436,460,749    352,321,890    847,379,560    164,762,916      64,257,408

                                                         NET
                                                     UNREALIZED
                                                    APPRECIATION
                                                    (DEPRECIATION)
                                                    -------------
Stable Income Portfolio...........................  $  1,584,752
Managed Fixed Income Portfolio....................     7,561,558
Positive Return Bond Portfolio....................    23,546,724
Strategic Value Bond Portfolio....................     4,950,014
Index Portfolio...................................   599,043,722
Income Equity Portfolio...........................   832,165,204
Disciplined Growth Portfolio......................    17,763,435
Large Company Growth Portfolio....................   667,201,795
Small Cap Index Portfolio.........................   (19,335,896)
Small Company Stock Portfolio.....................    11,275,443
Small Cap Value Portfolio.........................     3,993,836
Small Company Value Portfolio.....................    (4,414,339)
Small Company Growth Portfolio....................    99,082,760
International Portfolio...........................   100,505,508

                                                           CORE TRUST (DELAWARE)

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  (CONTINUED)        NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 NOTE 7. PORTFOLIO SECURITIES LOANED

As of November 30, 1998, certain Portfolios had loaned portfolio investments in return for cash collateral which was invested in various short-term fixed income securities. Norwest receives transaction fees for providing services in connection with the securities lending program. The value of the securities on loan and the value of the related collateral were as follows:

                                           SECURITIES      COLLATERAL
                                          -------------   -------------
Stable Income Portfolio.................  $  26,971,630   $  28,690,729
Managed Fixed Income Portfolio..........     32,121,644      52,870,805
Positive Return Bond Portfolio..........     98,264,219      99,616,817
Strategic Value Bond Portfolio..........     20,228,500      20,693,480
Index Portfolio.........................    199,300,037     212,630,689
Income Equity Portfolio.................    108,560,652     112,455,035
Disciplined Growth Portfolio............     16,010,111      17,094,284
Large Company Growth Portfolio..........    167,733,040     179,284,965
Small Cap Index Portfolio...............     14,022,802      15,017,870
Small Company Stock Portfolio...........     22,259,057      23,914,694
Small Cap Value Portfolio...............     24,794,618      25,598,858
Small Company Value Portfolio...........      7,929,571       8,550,252
International Portfolio.................     54,623,863      59,013,222

 NOTE 8. CONCENTRATION OF CREDIT RISK

International Portfolio invests in countries which may involve greater risks. The consequences of political, social and economic events in these markets may have disruptive effects on the market prices of the Portfolio's investments.

 NOTE 9. CONTRIBUTION OF SECURITIES

After the close of business on May 31, 1997, International Portfolio (prior to June 1, 1997, named International Portfolio II) merged with a former portfolio of Core Trust. In that transaction, International Portfolio acquired the assets and assumed the liabilities of the former portfolio in exchange for an interest in International Portfolio equal in value to the net asset value of the former portfolio. The former portfolio had the same investment objective and investment policies as International Portfolio. The merger, which was not subject to interestholder approval, was accomplished without the recognition of gain or loss. The former portfolio contributed net assets with a value of $232,334,610, and the net assets of International Portfolio immediately after the transaction was $771,507,344.

Also after the close of business on May 31, 1997, Small Company Portfolio (a former Portfolio of Core Trust) divided into three portfolios-Small Company Stock Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio. The assets of Small Company Portfolio (and the related liabilities) were divided in accordance with the investment style to which the assets had been allocated. The division, which was not subject to interestholder approval, was accomplished without the recognition of gain or loss. Small Company Portfolio's net assets were divided as follows: Small Company Stock Portfolio, $178,533,353; Small Company Growth Portfolio, $167,525,486; and Small Company Value Portfolio, $165,287,781.

In connection with the merger and divisions, and the contemporaneous commencement of operations of certain portfolios on June 1, 1997, certain investors contributed all or a portion of their net assets to the portfolios listed in the following table.

                                             INVESTOR CONTRIBUTIONS
                                          -----------------------------
                                               NET         UNREALIZED
PORTFOLIO                                    ASSETS        GAIN/(LOSS)
----------------------------------------  -------------   -------------
Stable Income Portfolio.................  $ 205,865,654   $       5,601
Managed Fixed Income Portfolio..........    186,226,721         229,550
Positive Return Bond Portfolio..........    186,707,645      (2,426,230)
Index Portfolio.........................    512,437,536     115,520,269
Income Equity Portfolio.................    955,691,053     110,368,720
Large Company Growth Portfolio..........    615,745,586     276,554,260
Small Company Stock Portfolio...........    355,894,495      50,282,300
Small Company Value Portfolio...........    165,287,781      13,216,619
Small Company Growth Portfolio..........    615,745,586     110,368,716
International Portfolio.................    232,334,610      33,714,226

                                                           CORE TRUST (DELAWARE)

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)         NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 NOTE 9. CONTRIBUTION OF SECURITIES (CONTINUED)

Additionally, on September 15, 1997, certain investors contributed net assets to the portfolios listed in the following table:

                                             INVESTOR CONTRIBUTIONS
                                          -----------------------------
                                               NET         UNREALIZED
PORTFOLIO                                    ASSETS        GAIN/(LOSS)
----------------------------------------  -------------   -------------
Income Equity Portfolio.................  $ 477,132,067   $190,138,062
Small Company Stock Portfolio...........     45,144,489      6,745,993
Small Company Growth Portfolio..........    140,475,014     40,180,322

                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)                          NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                         STABLE INCOME PORTFOLIO
-----------------------------------------------------------------
ASSET BACKED SECURITIES (22.6%)
   3,500,000    AESOP Funding II LLC, Series 1997-1 A1,
                  6.22% V/R, 10/20/01                     $     3,553,672
   1,144,336    AFC Home Equity Loan Trust Series 1995-2
                  A1, 7.14% V/R, 7/25/26                        1,144,398
   5,000,000    Chase Credit Card Master Trust,
                  Series 1998-6 A, 5.54% V/R, 9/15/04           5,003,125
   5,000,000    Chevy Chase Master Credit Card Trust,
                  Series 1998-A B, 5.68% V/R, 10/15/06          4,944,530
   1,769,760    Commercial Loan Funding Trust, Series I
                  A, 5.89% V/R, 8/15/05                         1,765,336
   3,770,000    Deutsche Floorplan Receivables Master
                  Trust, Series 1996-1 A, 5.77% V/R,
                  10/15/01                                      3,771,489
   2,500,000    Discover Card Master Trust I, Series
                  1997-4 A, 5.48% V/R, 4/16/03                  2,494,562
   4,000,000    DreamWorks Firm Trust, 5.88%, 10/17/05          3,989,376
   1,500,000    EQCC Home Equity Loan Trust,
                  Series 1995-3 A4, 7.10%, 2/15/12              1,542,097
   5,000,000    EQCC Home Equity Loan Trust,
                  Series 1998-4, 5.00%, 12/18/98                5,000,000
     403,204    First Merchants Auto Receivables Corp.,
                  Series 1996-A A2, 6.70%, 7/17/00(b)             406,246
     881,875    First Merchants Grantor Trust, Series
                  1996-2 A, 6.85%, 11/15/01(b)                    893,591
   5,000,000    First USA Credit Card Master Trust,
                  Series 1995-5 A, 5.48% V/R, 4/15/03           4,998,325
   3,500,000    Fremont Small Business Loan Master
                  Trust, Series C A, 5.75% V/R, 5/15/02         3,504,182
   3,993,851    Green Tree Financial Corp., Series
                  1993-4 A3, 6.25%, 1/15/19                     4,013,241
     988,390    Green Tree Financial Corp., Series
                  1994-1 A3, 6.90%, 4/15/19                       996,599
     766,872    Green Tree Financial Corp., Series
                  1995-5 A3, 6.25%,9/15/26                        768,401
   3,500,000    HCLT, Series 1997-1 A3, 5.76%, 3/15/07          3,484,372
   5,000,000    HCLT, Series 1997-2 A3, 5.81%, 11/15/07         4,933,205
   2,400,000    Keystone Home Improvement Loan Trust,
                  Series 1997-P2 IA3, 6.99%, 4/25/14            2,411,626
   4,500,000    Loop Funding Master Trust,
                  Series 1997-A144 B1, 5.62%, 12/26/07          4,445,860
   2,734,369    Sequoia Mortgage Trust, Series 2A1,
                  6.49% V/R, 10/25/24                           2,709,175
                                                          ---------------

TOTAL ASSET BACKED SECURITIES (COST $66,890,965)               66,773,408
                                                          ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS (19.1%)
   1,589,652    DLJ Mortgage Acceptance Corp.,
                  Series 1998-STF1 A1, 5.66% V/R, 2/8/00        1,583,691
   5,000,000    FHLMC, Series 2091 NA, 5.50%, 3/15/04           5,008,400
   5,000,000    FHLMC, Series 2091 PC, 6.00%, 6/15/16           5,059,415
     195,818    FNMA, Series 1993-39 FA, 6.68% V/R,
                  4/25/23                                         196,424
   5,315,139    FNMA, Series 1994-M2 A, 6.63%, 2/25/01          5,408,234
   2,915,666    Federal Agricultural Mortgage Corp.,
                  Series CS-1012 1, 7.06%, 7/25/02              3,025,003

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   STABLE INCOME PORTFOLIO (continued)
-----------------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

   2,903,323    GMAC, Series 1996-C1 A1, 6.16% V/R,
                  2/15/06                                 $     2,888,037
   1,643,275    Independent National Mortgage Corp.,
                  Series 1994-V M, 8.30%, 12/25/24              1,680,191
   3,183,729    Independent National Mortgage Corp.,
                  Series 1994-X A2, 8.32%, 1/25/25              3,245,573
   2,716,784    MLCC Mortgage Investors, Inc.,
                  Series 1994-A A2, 6.09% V/R, 7/15/19          2,711,202
   3,000,000    MLCC Mortgage Investors, Inc.,
                  Series 1994-A AE, 6.49% V/R, 7/15/19          3,024,645
   1,307,767    MLCC Mortgage Investors, Inc.,
                  Series 1994-B A2, 6.29% V/R, 12/15/19         1,308,284
   1,553,847    MLMI, Inc., Series 1983-I A2, 6.09% V/R,
                  11/15/23                                      1,554,539
   1,046,424    MLMI, Inc., Series 1987-C A, 10.10%,
                  12/15/07                                      1,053,126
     510,791    MLMI, Inc., Series 1994-I A1, 7.88% V/R,
                  1/25/05                                         513,000
   3,000,000    PRAT, Series 1997-1 B, 6.55%, 9/6/03            3,062,025
     520,844    RFMSI ARM, Series 1989-5A, 7.35% V/R,
                  10/25/19                                        517,243
     215,103    RFMSI ARM, Series 1991-21 BA, 7.47% V/R,
                  8/25/21                                         220,707
     299,841    RTC, Series 1991-6 E, 11.57% V/R,
                  5/25/24                                         302,913
      35,377    RTC, Series 1991 M6 A3, 8.66% V/R,
                  6/25/21                                          35,289
     539,816    RTC, Series 1992-4 A2, 7.45% V/R,
                  7/25/28                                         540,834
   1,675,259    RTC, Series 1992-18P A4, 6.26% V/R,
                  4/25/28(b)                                    1,675,260
   2,052,283    RTC, Series 1992-C2 A2, 6.69%
                  V/R,10/25/21                                  2,062,904
   1,539,473    RTC, Series 1992-C3 A3, 6.84% V/R,
                  8/25/23                                       1,539,474
     470,134    RTC, Series 1994-C1 A3, 5.86% V/R,
                  6/25/26                                         470,442
   1,173,326    RTC, Series 1995-1 A3, 7.14% V/R,
                  10/25/28                                      1,179,220
     522,696    RTC, Series 1995-2 A1B, 7.15%, 5/25/29            522,432
     502,028    RTC, Series 1995 C2 A2, 5.765 V/R,
                  5/25/27                                         502,781
   5,375,000    Vendee Mortgage Trust, Series 1993-1 E,
                  7.00%, 1/15/16                                5,460,962
                                                          ---------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS ($56,428,785)        56,352,250
                                                          ---------------
CORPORATE BONDS & NOTES (15.1%)
   4,037,000    Chase Manhattan Corp., 10.13%, 11/1/00          4,383,298
   2,500,000    Corestates Capital Corp., 9.63%, 2/15/01        2,706,805
   2,775,000    Firstar Bank Milwaukee, 6.25%, 12/1/02          2,842,363
   3,200,000    General Electric Capital Corp., 6.29%,
                  12/15/07                                      3,272,352
   4,000,000    McDonald's Corp., 6.00%, 6/23/02                4,096,004
   2,750,000    Merrill Lynch & Co., Inc., 5.32%,
                  5/30/01                                       2,742,811
   3,475,000    Newell Co., 6.18%, 7/11/00                      3,516,887
   2,300,000    Philip Morris Cos., Inc., 6.15%, 3/15/00        2,326,910
   2,750,000    Racers, Series 1998-MM-8-3, 5.16% V/R,
                  1/20/99(b)                                    2,750,228
   1,500,000    Transamerica Financal, 6.41%, 6/20/00           1,513,519
   1,000,000    Transamerica Financial, 6.36%, 6/26/00          1,008,379
   4,750,000    Tyco International Ltd., 6.50%, 11/1/01         4,869,296
   2,650,000    U.S. Bank N.A. North Dakota, 5.29% V/R,
                  6/20/01                                       2,639,617
   2,000,000    USAA Capital Corp., 5.97%, 8/4/99               2,004,862

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   STABLE INCOME PORTFOLIO (continued)
-----------------------------------------------------------------

CORPORATE BONDS & NOTES (continued)

   3,400,000    V.F. Corp., 9.50%, 5/1/01                 $     3,734,832
                                                          ---------------

TOTAL CORPORATE BONDS & NOTES (COST $43,855,974)               44,408,163
                                                          ---------------
GOVERNMENT AGENCY BONDS & NOTES (7.2%)
   2,000,000    FHLB, 7.11%, 7/8/99                             2,023,474
  18,000,000    FHLB, 5.57%, 8/17/00                           18,198,360
   1,000,000    FNMA, 8.70%, 6/10/99                            1,018,320
                                                          ---------------

TOTAL GOVERNMENT AGENCY BONDS & NOTES (COST $21,025,877)
                                                               21,240,154
                                                          ---------------
MORTGAGE BACKED SECURITIES (8.0%)
FHLMC (0.5%)
     191,604    Pool 410220, 7.46% V/R, 10/1/25                   193,330
     867,458    Pool 845151, 7.40% V/R, 6/1/22                    903,250
     314,827    Pool 846367, 7.66% V/R, 4/1/29                    319,387
                                                          ---------------
TOTAL FHLMC (COST $1,400,428)                                   1,415,967
                                                          ---------------
FNMA (4.4%)
   1,287,665    Pool 155506, 7.20% V/R, 4/1/22                  1,354,714
   6,549,948    Pool 160334, 6.93% V/R, 3/1/01                  6,722,061
   2,423,004    Pool 190815, 5.46% V/R, 7/1/17                  2,478,419
     532,784    Pool 220706, 7.26% V/R, 6/1/23                    560,750
     689,382    Pool 318464, 7.31% V/R, 4/1/25                    717,344
     631,865    Pool 321051, 7.45% V/R, 8/1/25                    657,898
     248,273    Pool 331866, 7.51% V/R, 12/1/25                   258,570
     252,383    Pool 46698, 7.01% V/R, 12/1/15                    261,686
                                                          ---------------

TOTAL FNMA (COST $12,811,014)                                  13,011,442
                                                          ---------------
SBA (3.1%)
     107,748    Pool 500025, 8.13% V/R, 12/25/10                  112,866
      56,200    Pool 500276, 10.13% V/R, 5/25/07                   60,275
     123,520    Pool 500299, 9.88% V/R, 6/25/07                   129,388
      96,386    Pool 500569, 10.13% V/R, 6/25/08                  103,133
     524,696    Pool 500664, 8.13% V/R, 3/25/04                   539,665
     613,384    Pool 500806, 6.50% V/R, 2/25/14                   628,719
     426,980    Pool 500957, 8.50% V/R, 7/25/14                   454,734
     110,473    Pool 501017, 6.63% V/R, 9/25/14                   113,235
     463,384    Pool 501224, 7.00% V/R, 6/25/15                   477,286
      58,988    Pool 501973, 9.88% V/R, 12/25/01                   60,611
     237,916    Pool 502083, 8.13% V/R, 11/25/04                  243,567
     129,104    Pool 502241, 8.13% V/R, 4/25/03                   130,396
     262,231    Pool 502583, 9.48% V/R, 9/25/03                   272,393
      78,331    Pool 502966, 9.48% V/R, 5/25/15                    86,625
     183,943    Pool 502974, 8.63% V/R, 1/25/10                   195,367
     695,600    Pool 503405, 8.63% V/R, 5/25/16                   762,551
   2,099,494    Pool 503611, 7.88% V/R, 12/27/21                2,252,341
   1,325,107    Pool 503658, 9.13% V/R, 9/27/10                 1,426,179
   1,112,025    Pool 503664, 8.73% V/R, 1/25/13                 1,195,759
                                                          ---------------

TOTAL SBA (COST $9,404,430)                                     9,245,090
                                                          ---------------

TOTAL MORTGAGE BACKED SECURITIES (COST $23,615,872)            23,672,499
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   STABLE INCOME PORTFOLIO (continued)
-----------------------------------------------------------------
MUNICIPAL BONDS & NOTES (7.1%)
   3,300,000    Connecticut State, GO Bonds, Taxable
                  Series A, 5.70%, 1/15/01                $     3,364,175
   2,740,000    Cow Creek Band, 6.20%, 7/1/03(b)                2,805,521
   3,145,000    Denver, CO, City and County SD #1,
                  Educational Facilities RV, Taxable
                  Pension, School Facilities Lease,
                  AMBAC insured, 6.34%, 12/15/00                3,215,699
   4,000,000    New York State, GO Bonds, Series C,
                  6.13%, 3/1/02                                 4,144,728
   5,000,000    New York City, GO Bonds, Series K,
                  6.10%, 8/1/01                                 5,154,330
   1,870,000    Washington State, GO Bonds, State
                  Housing Trust Fund, Series T, 6.60%,
                  1/1/01                                        1,931,463
     170,000    York County, PA, Tax-Exempt Economic
                  Development RV, 5.45%, 12/30/98                 170,129
                                                          ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $20,210,022)               20,786,045
                                                          ---------------
REPURCHASE AGREEMENT (9.2%)
  27,006,503    NationsBanc Montgomery Securities, Inc.,
                  5.50%, 12/1/98, to be repurchased at
                  $27,010,629 (cost $27,006,503)(d)            27,006,503
                                                          ---------------
U.S. TREASURY NOTES (11.7%)
  33,000,000    8.50%, 2/15/00 (cost $34,084,647)(c)           34,464,375
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $293,118,645)            $   294,703,397
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                     MANAGED FIXED INCOME PORTFOLIO
-----------------------------------------------------------------
ASSET BACKED SECURITIES (12.2%)
   4,000,000    Chevy Chase Master Credit Card Trust,
                  Series 1998-A B, 5.68%, 10/16/06        $     3,955,624
   1,800,000    ContiMortgage Home Equity Loan Trust,
                  Series 1997-4, 6.63% V/R, 9/15/16             1,798,983
   2,441,000    EQCC Home Equity Loan Trust,
                  Series 1996-2 A4, 7.50%, 6/15/21              2,557,855
   4,900,000    EQCC Home Equity Loan Trust,
                  Series 1997-2A9, 6.81%, 8/15/28               5,117,658
   1,169,290    First Merchants Auto Receivables Corp.,
                  Series 1996-A A2, 6.70%, 7/17/00              1,178,113
   1,000,000    GE Capital Mortgage Services, Inc.,
                  Series 1997 HE-2 A7, 7.12%, 6/25/27           1,051,780
   9,732,935    Green Tree Financial Corp., Series
                  1997-7 A8, 6.86%, 9/15/16                     9,863,308
     616,375    Green Tree Home Improvement Loan Trust,
                  Series 1995-F A4, 6.15%, 1/15/21                625,116
   3,000,000    Keystone Home Improvement Loan Trust,
                  Series 1997-P2 IA3, 6.99%, 4/25/14            3,014,532
   2,300,000    Keystone/Lehman Title I Loan Trust
                  1996-2, 7.45%, 11/25/10                       2,404,749
   3,300,000    Loop Funding Master Trust I,
                  Series 1997-A144 B1, 5.62% V/R,
                  12/26/07(b)                                   3,260,298
   6,693,000    Oakwood Mortgage Investors Inc.,
                  Series 1995-A A3, 7.10%, 9/15/20              6,983,958

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
               MANAGED FIXED INCOME PORTFOLIO (continued)
-----------------------------------------------------------------

ASSET BACKED SECURITIES (continued)

   5,518,000    Rental Car Finance Corp. Series 1997-1
                  B3, 6.70%, 9/25/07                      $     5,581,805
                                                          ---------------

TOTAL ASSET BACKED SECURITIES (COST $46,564,425)               47,393,779
                                                          ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS (12.1%)
   1,287,342    American Housing Trust, Series VI I-I,
                  9.15%, 5/25/20                                1,367,659
   1,500,000    Asset Securitization Corp., Series
                  1997-D4 A1C, 7.42%, 4/14/29                   1,637,918
   1,646,445    CMC Securities Corp. II, Series 1993-2I
                  A2, 6.67% V/R, 9/25/23                        1,653,566
   2,672,693    FAMC Series CS-1012 1, 7.06% V/R,
                  7/25/02                                       2,772,920
     750,000    FHLMC, Series 1832 D, 6.50%, 6/15/08              764,638
     320,278    FNMA, Series 1988-5 Z, 9.20%, 3/25/18             335,432
   1,499,555    First Plus Home Loan Trust, Series
                  1996-2 A6, 7.85%, 8/20/13                     1,546,611
   2,925,416    Independent National Mortgage Corp.,
                  Series 1994-V M, 8.30%, 12/25/24              2,991,136
   1,303,047    L.F. Rothschild Mortgage Trust, Series
                  2Z, 9.95%, 8/1/17                             1,421,390
     626,879    MLMI, Inc., Series 1994-I, 7.88% V/R,
                  1/25/05                                         629,591
   5,000,000    MLMI, Inc., Series 1997-C1 A3, 7.12%,
                  6/18/29                                       5,366,525
   2,150,000    RFMSI, Series 1994-S13 A2, 7.00%,
                  5/25/24                                       2,160,051
     258,061    RTC, Series 1991-M5 A, 9.00%, 3/25/17             260,031
   1,511,485    RTC, Series 1992-4 A2, 7.45% V/R,
                  7/25/28                                       1,514,334
   1,960,127    RTC, Series 1995-1 A2C, 7.50%, 10/25/28         1,967,135
   1,000,000    RTC, Series 1995-1 A2D, 7.50%, 10/25/28         1,010,898
   1,000,000    RTC, Series 1995-2 A1C, 7.45%, 5/25/29          1,016,775
     651,265    Vendee Mortgage Trust, Series 1992-2 2D,
                  7.75%, 12/15/14                                 657,449
   3,927,693    Vendee Mortgage Trust, Series 1992-2 G,
                  7.25% V/R, 2/15/19                            4,122,071
   3,250,000    Vendee Mortgage Trust, Series 1995-1C
                  3E, 8.00%, 7/15/18                            3,348,018
   5,500,000    Vendee Mortgage Trust, Series 1996-2 1E,
                  6.75%, 5/15/20                                5,643,588
   3,000,000    Vendee Mortgage Trust, Series 1997-1 2C,
                  7.50%, 9/15/17                                3,070,302
   1,500,000    Vendee Mortgage Trust, Series 1997-1 2D,
                  7.50%, 1/15/19                                1,545,147
                                                          ---------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST
  $46,226,858)                                                 46,803,185
                                                          ---------------
CORPORATE BONDS & NOTES (35.9%)
     600,000    Applied Materials, Inc., 6.70%, 9/6/05            620,392
   5,400,000    Applied Materials, Inc., 7.00%, 9/6/05          5,703,167
   1,700,000    Bausch & Lomb, Inc., 6.56%, 8/12/26             1,779,854
   3,600,000    Cargill, Inc., 8.35%, 2/12/11                   3,996,000
     700,000    Charles Schwab Corp., 7.19%, 5/31/01              724,496
   2,000,000    Charles Schwab Corp., 6.25%, 1/23/03            2,029,040
   2,000,000    Charles Schwab Corp., 6.88%, 9/2/03             2,092,076
   3,400,000    Citicorp, 9.50%, 2/1/02                         3,742,676
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
               MANAGED FIXED INCOME PORTFOLIO (continued)
-----------------------------------------------------------------

CORPORATE BONDS & NOTES (continued)

   1,500,000    Colonial Pipeline Co., 7.13%, 8/15/02     $     1,593,055
   2,236,331    Continental Airlines, Inc., 7.15%,
                  6/30/07                                       2,316,917
   2,500,000    Continental Airlines, Inc., 6.80%,
                  7/2/07                                        2,542,762
   2,175,000    Corestates Capital Corp., 5.88%,
                  10/15/03                                      2,172,788
     750,000    Corestates Capital Corp., 6.00% V/R,
                  1/15/27(b)                                      725,501
   3,000,000    Dayton Hudson Co., 5.90%, 6/15/37               3,030,126
   1,000,000    El Paso Natural Gas, 7.75%, 1/15/02             1,057,600
     200,000    First Bank N.A., 6.00%, 10/15/03                  204,608
   1,300,000    First Bank Systems, Inc., 7.63%, 5/1/05         1,435,303
   2,500,000    First Bank Systems, Inc., 8.00%, 5/1/05         2,780,523
   3,000,000    Florida Residential Property & Casualty,
                  7.25%, 7/1/02(b)                              3,104,334
   1,700,000    Hyundai Semiconductor, 8.25%, 5/15/04(b)        1,416,205
   1,500,000    LG-Caltex Corp., 7.88%, 7/1/06(b)               1,035,525
   2,500,000    Lehman Brothers, Inc., 7.50%, 8/1/26            2,518,112
   5,065,000    Levi Strauss & Co., 6.80%, 11/1/03(b)           5,137,409
   2,500,000    Lincoln National Corp., 7.25%, 5/15/05          2,638,000
   2,000,000    May Department Stores, 9.88%, 6/15/00           2,127,834
   1,060,000    Nabisco, Inc., 6.00%, 2/15/11                   1,063,778
   5,635,000    Oracle Corp., 6.72%, 2/15/04                    5,882,207
   1,250,000    Paine Webber Group, Inc., 6.90%, 8/15/03        1,277,351
   2,650,000    Paine Webber Group, Inc., 6.45%, 12/1/03        2,661,130
   5,000,000    Pep Boys, 6.71%, 11/3/04                        5,092,560
   1,305,000    Petroliam Nasional Berhad, 6.63%,
                  10/18/01(b)                                   1,175,800
   2,750,000    Philip Morris Cos., Inc., 7.63%, 5/15/02        2,913,012
   2,500,000    Philip Morris Cos., Inc., 7.50%, 4/1/04         2,684,300
   2,709,000    Philips Electronics, 6.75%, 8/15/03             2,835,884
   2,000,000    Potomac Capital Investment Corp., 7.32%,
                  4/14/00                                       2,032,040
   2,450,000    Prudential Insurance Co., 7.65%, 7/1/07         2,673,207
   2,000,000    R & B Falcon Corp., 6.75%, 4/15/05              1,917,926
   3,000,000    Raytheon Co., 5.95%, 3/15/01                    3,042,366
   5,200,000    Reinsurance Group of America, 7.25%,
                  4/1/06(b)                                     5,625,023
   4,000,000    Reliastar Financial Corp., 7.13%, 3/1/03        4,149,264
   2,500,000    Reynolds & Reynolds, 7.00%, 12/15/06            2,690,928
   1,750,000    Royal Caribbean Cruises, 7.13%, 9/18/02         1,785,819
   3,325,000    Scholastic Corp., 7.00%, 12/15/03               3,476,660
   3,000,000    Susa Partnership LP, 8.20%, 6/1/17              3,024,528
   2,200,000    Terra Nova Holdings, 7.20%, 8/15/07             2,286,011
   3,000,000    Texas Utilities Co., 6.20%, 10/1/02(b)          3,066,933
   3,000,000    Tommy Hilfiger, 6.50%, 6/1/03                   2,959,626
   2,100,000    Transamerica Financial, 6.41%, 6/20/00          2,118,927
     750,000    Tyco International Ltd., 6.50% 11/1/01            768,836
   2,500,000    Tyco International Ltd., 6.38%, 1/15/04         2,563,433
   1,050,000    USA Waste Services, Inc., 7.00%, 10/1/04        1,110,656
     885,000    United Missouri Bancshares, 7.30%,
                  2/24/03                                         944,696
   1,000,000    Universal Corp., 9.25%, 2/15/01                 1,078,044
   6,500,000    Van Kampen CLO-I, 5.62% V/R, 10/8/07(b)         6,435,632
     250,000    Vastar Resources, Inc., 6.95%, 11/8/06            260,974
     850,000    Whitman Corp., 7.50%, 2/1/03                      904,522
   1,970,000    Whitman Corp., 7.29%, 9/15/26                   2,127,273
                                                          ---------------

TOTAL CORPORATE BONDS & NOTES (COST $136,856,752)             139,153,649
                                                          ---------------

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
               MANAGED FIXED INCOME PORTFOLIO (continued)
-----------------------------------------------------------------
MORTGAGE BACKED SECURITIES (14.4%)
FHLMC (0.6%)
     333,625    Pool 410425, 7.87% V/R, 9/1/26            $       347,698
     140,460    Pool 410464, 7.65% V/R, 11/1/26                   141,842
   1,031,827    Pool 606279, 6.92% V/R, 2/1/15                  1,069,716
     944,481    Pool 846367, 7.76% V/R, 4/1/29                    958,161
                                                          ---------------

TOTAL FHLMC (COST $2,500,920)                                   2,517,417
                                                          ---------------
FNMA (12.9%)
   1,456,071    Pool 73272, 6.48%, 12/1/05                      1,522,223
   3,441,861    Pool 73919, 6.80%, 1/1/04                       3,612,437
     179,972    Pool 342042, 7.33% V/R, 6/1/25                    187,288
     561,474    Pool 344689, 7.48% V/R, 11/1/25                   584,714
     397,068    Pool 344692, 7.27% V/R, 10/1/25                   413,118
     287,953    Pool 347712, 7.40% V/R, 6/1/26                    299,785
   4,938,148    Pool 375168, 7.13% V/R, 6/1/04                  5,276,974
   5,896,242    Pool 402870, 6.50%, 1/1/28                      5,944,650
   5,389,985    Pool 408118, 6.50%, 1/1/28                      5,434,238
   4,752,391    Pool 415414, 6.50%, 2/1/28                      4,790,744
   8,614,074    Pool 415714, 6.00%, 4/1/28                      8,513,289
   4,723,192    Pool 417648, 6.00%, 2/1/13                      4,733,253
   7,132,075    Pool 421825, 6.50%, 4/3/28                      7,185,567
   1,642,594    Pool 440148, 6.50%, 1/1/26                      1,655,850
                                                          ---------------

TOTAL FNMA (COST $49,297,056)                                  50,154,130
                                                          ---------------
GNMA (0.9%)
          58    Pool 665, 7.50%, 5/15/01                               59
         850    Pool 2218, 6.50%, 12/15/02                            860
   3,318,837    Pool 473917, 7.00%, 4/15/28                     3,401,808
                                                          ---------------

TOTAL GNMA (COST $3,374,133)                                    3,402,727
                                                          ---------------

TOTAL MORTGAGE BACKED SECURITIES (COST $55,172,109)            56,074,274
                                                          ---------------
MUNICIPAL BONDS & NOTES (2.1%)
   3,500,000    Denver, CO, City and County SD #1,
                  Educational Facilities RV, Taxable
                  Pension, School Facilities Lease,
                  AMBAC insured, 6.67%, 12/15/04                3,705,905
   3,805,000    Hudson County, NJ, Import Authority
                  Facilities, Leasing RV, FSA insured,
                  7.40%, 12/1/25                                4,307,081
                                                          ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $7,409,751)                 8,012,986
                                                          ---------------
U.S. TREASURY OBLIGATIONS (16.4%)
U.S. TREASURY NOTES (5.6%)
   9,000,000    U.S. Treasury Notes, 7.88%,11/15/04            10,442,817
  10,000,000    U.S. Treasury Notes, 7.00%, 7/15/06            11,378,130
                                                          ---------------
TOTAL U.S. TREASURY NOTES (COST $21,966,094)                   21,820,947
                                                          ---------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
               MANAGED FIXED INCOME PORTFOLIO (continued)
-----------------------------------------------------------------

U.S. TREASURY OBLIGATIONS (continued)

U.S. TREASURY BONDS (10.8%)
  34,550,000    U.S. Treasury Bonds, 6.75%, 8/15/26(c)
                  (cost $39,198,804)                      $    41,697,531
                                                          ---------------

TOTAL U.S. TREASURY OBLIGATIONS (COST $61,164,898)             63,518,478
                                                          ---------------
REPURCHASE AGREEMENTS (6.9%)
  26,947,260    NationsBanc Montgomery Securities, Inc.,
                  5.50%, 12/1/98, to be repurchased at
                  $26,951,377 (cost $26,947,260)(d)            26,947,260
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $380,342,053)            $   387,903,611
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                     POSITIVE RETURN BOND PORTFOLIO
-----------------------------------------------------------------
U.S. TREASURY BONDS (82.7%)
  58,525,000    6.00%, 2/15/26(c)                         $    64,395,818
  56,075,000    6.50%, 11/15/26(c)                             65,747,938
  31,750,000    6.63%, 2/15/27(c)                              37,832,125
  34,600,000    6.38%, 8/15/27(c)                              40,136,000
                                                          ---------------

TOTAL U.S. TREASURY BONDS (COST $184,565,157)                 208,111,881
                                                          ---------------
REPURCHASE AGREEMENT (17.3%)
  43,463,734    NationsBanc Montgomery Securities, Inc.,
                  5.50%, 12/1/98, to be repurchased at
                  $43,470,373 (cost $43,463,734)(d)            43,463,734
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $228,028,891)            $   251,575,615
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                     STRATEGIC VALUE BOND PORTFOLIO
-----------------------------------------------------------------
ASSET BACKED SECURITIES (8.1%)
   3,000,000    Aesop Funding II LLC, Series 1998-1 A,
                  6.14%, 5/20/06                          $     3,049,335
   3,500,000    Chevy Chase Master Credit Card Trust,
                  Series 1998-6 A, 5.54% V/R, 9/15/04           3,461,172
   2,000,000    Dollar Thrifty Rent A Car, 6.70%,
                  9/25/07                                       2,023,126
   3,237,000    EQCC Home Equity Loan Trust,
                  Series 1998-1 A6F, 6.25%, 12/15/07            3,257,150
   2,919,881    Green Tree Financial Corp., Series
                  1997-7 A8, 6.86%, 9/15/16                     2,958,992
   2,000,000    Loop Funding Master Trust, Series
                  1997-AER B1, 5.62% V/R, 12/26/07(b)           1,975,938
   2,000,000    Oakwood Mortgage Investors, Inc.,
                  Series 1995-A A3, 7.10% V/R, 9/15/20          2,086,944
   1,171,873    Sequoia Mortgage Trust, Series 2 A1,
                  6.42% V/R, 10/25/24                           1,161,075
                                                          ---------------

TOTAL ASSET BACKED SECURITIES (COST $19,862,456)               19,973,732
                                                          ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS (9.1%)
   1,500,000    Bear Stearns Structured Securities,
                  Inc., Series 1997-2 1A2, 7.00%,
                  8/25/36                                       1,522,734
   1,943,777    FAMC, Series CS-1012 1, 7.06% V/R,
                  7/25/02                                       2,016,669

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
               STRATEGIC VALUE BOND PORTFOLIO (continued)
-----------------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

   2,500,000    FHLMC Structured Pass Through
                  Securities, Series T-8 A4, 7.00%,
                  8/15/13                                 $     2,561,550
   2,300,000    GNMA, Series 1998-14 PD, 6.00%, 6/20/23         2,319,263
   4,000,000    MLMI, Inc., Series 1997-C1 A3, 7.12%
                  V/R, 6/18/29                                  4,293,220
   1,571,077    Vendee Mortgage Trust, Series 1992-2 G,
                  7.25% V/r, 2/15/19                            1,648,828
   4,500,000    Vendee Mortgage Trust, Series 1994-1 2E,
                  6.50%, 1/15/17                                4,577,580
   3,500,000    Vendee Mortgage Trust, Series 1996-2 1E,
                  6.75%, 5/15/20                                3,591,375
                                                          ---------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST
  $22,158,747)                                                 22,531,219
                                                          ---------------
CORPORATE BONDS & NOTES (43.1%)
     750,000    AK Steel Corp., 9.13%, 12/15/06                   795,000
   1,250,000    American Standard Cos., Inc., 7.13%,
                  2/15/03(c)                                    1,257,504
   2,500,000    Applied Materials, Inc., 7.00%, 9/6/05          2,640,355
     525,000    Aramark Services, Inc., 6.75%, 8/1/04             528,240
   1,000,000    Atlas Air, Inc., 9.25%, 4/15/08(b)              1,002,500
   1,000,000    Barrett Resources Corp., 7.55%, 2/1/07          1,020,423
   2,000,000    Bausch & Lomb, Inc., 6.75%, 12/15/04            2,095,896
   2,000,000    Bear Stearns Co., Inc., 6.13%, 2/1/03           2,012,008
     500,000    Buckeye Technologies, Inc., 8.50%,
                  12/15/05                                        522,500
   1,000,000    Calenergy Co., Inc., 7.23%, 9/15/05             1,025,929
     500,000    Chancellor Media Group, 9.38%, 10/1/04            520,000
   3,000,000    Charles Schwab Corp., 6.88%, 9/2/03             3,138,114
   3,000,000    Continental Airlines, 6.80%, 7/2/07             3,051,315
   2,500,000    Corestates Capital Corp., 9.63%, 2/15/01        2,706,805
   2,500,000    Dayton Hudson Co., 5.90%, 6/15/37               2,525,105
   3,000,000    Equitable Life Assurance Society, 6.95%,
                  12/1/05(b)                                    3,178,857
   2,000,000    Farmers Exchange Capital, 7.20%,
                  7/15/48(b)                                    2,027,058
     500,000    Federal Mogul Corp., 7.50%, 7/1/04                496,435
   2,500,000    First Bank Systems, Inc., 8.00%, 7/2/04         2,780,523
   1,000,000    Fred Meyer, Inc., 7.38%, 3/1/05                 1,049,004
     500,000    GS Escrow Corp., 7.13%, 8/1/05(b)                 493,556
   2,000,000    Genfinance Luxembourg SA, 6.34%, 5/29/49        1,930,000
     500,000    HMH Properties, 7.88%, 8/1/05                     498,750
   1,000,000    Kroger Co., 8.15%, 7/17/06                      1,123,848
   2,000,000    Levi Strauss & Co., 6.80%, 11/1/03(b)           2,028,592
   2,500,000    Lincoln National Corp., 7.00%, 3/15/18          2,579,448
     500,000    Lyondell Petrochemical, 9.80%, 2/1/20             508,280
     750,000    MGM Grand, Inc., 6.95%, 2/1/05                    720,243
   1,000,000    Mallinckrodt, Inc., 6.30%, 3/15/01(b)           1,004,720
   2,500,000    Massachusetts Institute of Technology,
                  7.25%, 11/2/96                                2,972,390
   1,000,000    Nabisco, Inc., 6.00%, 2/15/11                   1,003,564
     500,000    Niagara Mohawk Power, 7.38%, 7/1/03               512,290
   1,000,000    Northwest Airlines Corp., 8.38%, 3/15/04        1,019,026
   2,225,000    Old Kent Financial Corp., 6.63%,
                  11/15/05                                      2,329,335
   2,500,000    Oracle Corp., 6.72%, 2/15/04                    2,609,675
     750,000    Outdoor Systems, Inc., 8.88%, 6/15/07             798,750
   1,000,000    Owens-Illinois, Inc., 7.85%, 5/15/04            1,041,011
   2,000,000    Pep Boys, 6.71%, 11/3/04                        2,037,024
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
               STRATEGIC VALUE BOND PORTFOLIO (continued)
-----------------------------------------------------------------

CORPORATE BONDS & NOTES (continued)

   2,500,000    Philip Morris Cos., Inc., 7.50%, 4/1/04   $     2,684,300
   1,400,000    Potomac Capital Investmnt, 7.05%,
                  10/2/01                                       1,433,834
   1,250,000    Premier Parks, Inc., 9.25%, 4/1/06(c)           1,320,313
   1,750,000    Prudential Insurance Co., 7.65%, 7/1/07         1,909,433
   1,000,000    R & B Falcon Corp., 6.75%, 4/15/05(b)             958,963
     500,000    Randall's Food Markets, 9.38%, 7/1/07             542,500
   2,000,000    Raytheon Co., 5.95%, 3/15/01                    2,028,244
     500,000    Regal Cinemas, Inc., 9.50%, 6/1/08                527,500
   2,500,000    Reinsurance Group of America, 7.25%,
                  4/1/06(b)                                     2,724,525
   2,500,000    Reliastar Financial Corp., 7.13%, 3/1/03        2,593,290
   3,000,000    Royal Caribbean Cruises, 7.13%, 9/18/02         3,061,404
     500,000    Sinclair Broadcast Group, 8.75%,
                  12/15/05                                        507,500
   2,500,000    Susa Partnership LP, 8.20%, 6/1/17              2,520,440
   1,000,000    Teekay Shipping Corp., 8.32%, 2/1/08            1,002,500
   1,000,000    Tenet Healthcare Corp., 7.88%, 1/15/03          1,024,651
   2,500,000    Tenneco, Inc., 10.08%, 2/1/01                   2,714,267
   2,500,000    Terra Nova (U.K.) Holdings, 7.20%,
                  8/15/07                                       2,597,740
   1,875,000    Texas Utilities Co., 6.20%, 10/1/02(b)          1,916,833
   1,400,000    Tommy Hilfiger, 6.50%, 6/1/03                   1,381,158
   1,250,000    Tricon Global Restaurants, 7.65%,
                  5/15/08                                       1,294,067
   1,000,000    Triton Energy Ltd. Corp., 8.75%, 4/15/02          962,500
   2,500,000    United Telecommunications, Inc., 9.50%,
                  4/1/03                                        2,879,247
   3,500,000    Van Kampen, CLO-I, 5.62%, 10/8/07(b)            3,465,339
   1,000,000    Western Financial Savings, 8.50%, 7/1/03          845,586
   2,000,000    Whitman Corp., 7.29%, 9/15/26                   2,159,668
   2,000,000    Williams Cos., Inc., 6.13%, 2/15/02             2,036,024
                                                          ---------------

TOTAL CORPORATE BONDS & NOTES (COST $105,420,760)             106,675,899
                                                          ---------------
GOVERNMENT AGENCY BONDS & NOTES (4.2%)
   2,250,000    FNMA, 6.85%, 4/5/04                             2,419,821
   7,350,945    FNMA, 6.16%, 8/7/28                             7,974,313
                                                          ---------------

TOTAL GOVERNMENT AGENCY BONDS & NOTES (COST $9,227,858)
                                                               10,394,134
                                                          ---------------
INVESTMENT IN LIMITED PARTNERSHIP (0.3%)
     616,000    PPM America CBO II, 12/18/04 (cost
                  $616,000)                                       660,352
                                                          ---------------
MORTGAGE BACKED SECURITIES (18.6%)
FNMA (10.9%)
   1,966,778    Pool 73919, 6.80%, 1/1/04                       2,064,249
   1,975,259    Pool 375168, 7.13%, 6/1/04                      2,110,790
   2,984,894    Pool 380268, 6.20%, 5/2/05                      3,080,823
   3,224,508    Pool 402870, 6.50%, 1/1/28                      3,250,981
   1,959,995    Pool 408118, 6.50%, 1/3/28                      1,976,086
   2,475,204    Pool 415414, 6.50%, 2/1/28                      2,495,179
   3,911,118    Pool 415714, 6.00%, 4/1/28                      3,865,358
   3,022,843    Pool 417648, 6.00%, 2/1/13                      3,029,282
   5,046,215    Pool 429604, 6.00%, 6/1/28                      4,984,717
                                                          ---------------

TOTAL FNMA (COST $26,367,867)                                  26,857,465
                                                          ---------------

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
               STRATEGIC VALUE BOND PORTFOLIO (continued)
-----------------------------------------------------------------

MORTGAGE BACKED SECURITIES (continued)

GNMA (7.7%)
   2,938,367    Pool 345066, 6.50%, 10/15/23              $     2,976,301
   2,881,217    Pool 346960, 6.50%, 12/15/23                    2,918,414
   2,695,600    Pool 354692, 6.50%, 11/15/23                    2,730,400
   3,253,279    Pool 361398, 6.50%, 1/15/24                     3,293,848
   3,354,617    Pool 366641, 6.50%, 11/15/23                    3,397,925
   3,605,249    Pool 473918, 7.00%, 5/22/28                     3,695,380
                                                          ---------------

TOTAL GNMA (COST $18,809,833)                                  19,012,268
                                                          ---------------
TOTAL MORTGAGE BACKED SECURITIES (COST $45,177,700)            45,869,733
                                                          ---------------
MUNICIPAL BONDS & NOTES (3.5%)
   2,000,000    Hudson County, NJ, Import Authority
                  Facilities, Leasing RV, FSA Insured,
                  7.40%, 12/1/25                                2,263,906
   3,160,000    New York City, GO Bonds, Series K,
                  6.10%, 8/1/01                                 3,257,537
   1,045,000    Washington State, GO Bonds, State
                  Housing Trust Fund, Series T, 6.60%,
                  1/1/03                                        1,101,085
   2,010,000    Western Minnesota, Power Agency RV,
                  Series A, AMBAC Insured, 6.33%, 1/1/02        2,066,822
                                                          ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $8,287,371)                 8,689,350
                                                          ---------------
REPURCHASE AGREEMENT (3.2%)
   8,001,860    NationsBanc Montgomery Securities, Inc.,
                  5.50%, 12/1/98, to be repurchased at
                  $8,003,083 (cost $8,001,860)(d)               8,001,860
                                                          ---------------
U.S. TREASURY OBLIGATIONS (9.9%)
   5,000,000    U.S. Treasury Note, 7.00%, 7/15/06              5,689,065
  15,500,000    U.S. Treasury Bond, 6.75%, 8/15/26(c)          18,706,563
                                                          ---------------

TOTAL U.S. TREASURY OBLIGATIONS (COST $23,489,141)             24,395,628
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $242,241,893)            $   247,191,907
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                             INDEX PORTFOLIO
-----------------------------------------------------------------
COMMON STOCKS (97.3%)
AGRICULTURAL PRODUCTION--CROPS (0.1%)
      38,000    Pioneer Hi-Bred International, Inc.       $     1,137,625
                                                          ---------------
AMUSEMENT & RECREATION SERVICES (0.7%)
      15,900    Harrah's Entertainment, Inc.(a)                   247,444
     321,800    Walt Disney Co.                                10,357,937
                                                          ---------------
                                                               10,605,381
                                                          ---------------
APPAREL & ACCESSORY STORES (0.5%)
      61,700    Gap, Inc.                                       4,538,806
      35,800    Limited, Inc.                                   1,035,963
      23,400    Nordstrom, Inc.                                   871,650
      49,800    TJX Cos., Inc.                                  1,276,125
                                                          ---------------
                                                                7,722,544
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                       INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS
(0.1%)
      10,400    Liz Claiborne, Inc.                       $       352,300
      19,100    V.F. Corp.                                        937,094
                                                          ---------------
                                                                1,289,394
                                                          ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS (0.1%)
      24,000    Autozone, Inc.(a)                                 723,000
      10,100    Pep Boys--Manny, Moe & Jack                       142,662
                                                          ---------------
                                                                  865,662
                                                          ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING (0.0%)
      11,500    Ryder System, Inc.                                328,469
                                                          ---------------
BUILDING CONSTRUCTION--GENERAL CONTRACTORS & OPERATIVE
BUILDERS (0.1%)
       9,400    Centex Corp.                                      335,462
       6,200    Kaufman & Broad Home Corp.                        156,163
       6,800    Pulte Corp.                                       172,975
                                                          ---------------
                                                                  664,600
                                                          ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS (0.9%)
     230,800    Home Depot, Inc.                               11,482,300
      55,200    Lowe's Cos., Inc.                               2,332,200
                                                          ---------------
                                                               13,814,500
                                                          ---------------
BUSINESS SERVICES (6.1%)
      56,400    3Com Corp.(a)                                   2,181,975
      10,500    Adobe Systems, Inc.(c)                            469,875
      34,400    Ascend Communications, Inc.(a)(c)               1,932,850
       7,400    Autodesk, Inc.                                    269,175
      47,300    Automatic Data Processing, Inc.                 3,642,100
      32,400    BMC Software, Inc.(a)                           1,654,425
      25,800    Cabletron Systems, Inc.(a)                        361,200
     134,800    Cendant Corp.(a)(c)                             2,561,200
      11,400    Ceridian Corp.(a)                                 741,712
      88,100    Computer Associates International, Inc.         3,898,425
      24,800    Computer Sciences Corp.                         1,416,700
      77,300    Electronic Data Systems Corp.(c)                3,014,700
      23,300    Equifax, Inc.(c)                                  966,950
      70,200    First Data Corp.                                1,873,462
      67,700    HBO & Co.                                       1,688,269
      26,100    IMS Health, Inc.                                1,732,387
      21,400    Interpublic Group of Cos., Inc.                 1,471,250
     387,100    Microsoft Corp.(a)(c)                          47,226,200
      55,500    Novell, Inc.(a)                                   919,219
      26,600    Omnicom Group, Inc.(c)                          1,421,438
     152,900    Oracle Corp.(a)                                 5,236,825
      42,800    Parametric Technology Co.(a)                      727,600
      36,200    PeopleSoft, Inc.(a)(c)                            744,363
       4,100    Shared Medical Systems Corp.(c)                   214,738
      59,600    Sun Microsystems, Inc.(a)                       4,414,125
      29,200    UST, Inc.                                       1,014,700
                                                          ---------------
                                                               91,795,863
                                                          ---------------

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                       INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

CHEMICALS & ALLIED PRODUCTS (13.3%)
     241,900    Abbott Laboratories                       $    11,611,200
      36,400    Air Products & Chemicals, Inc.                  1,387,750
       8,700    Alberto Culver Co.                                222,937
      10,300    Allergan, Inc.                                    627,012
      13,600    Alza Corp.(a)                                     710,600
      41,400    Avon Products, Inc.                             1,681,875
      44,900    Baxter International, Inc.                      2,853,956
     156,300    Bristol-Myers Squibb Co.                       19,156,519
      16,400    Clorox Co.                                      1,821,425
      46,400    Colgate-Palmolive Co.                           3,973,000
      35,200    Dow Chemical Co.(c)                             3,427,600
     177,800    E.I. Du Pont de Nemours & Co.                  10,445,750
      12,400    Eastman Chemical Co.                              718,425
      20,400    Ecolab, Inc.                                      631,125
     173,000    Eli Lilly & Co.                                15,515,937
       5,400    FMC Corp.(a)                                      313,875
      11,600    Goodrich (B.F.) Co.                               440,075
       9,300    Great Lakes Chemical Corp.                        371,419
      14,900    Hercules, Inc.                                    489,837
      16,900    International Flavors & Fragrances,
                  Inc.(c)                                         707,687
     211,300    Johnson & Johnson                              17,168,125
      11,500    Mallinckrodt, Inc.                                371,594
     187,000    Merck & Co., Inc.                              28,961,625
      94,400    Monsanto Co.(c)                                 4,277,500
      20,500    Morton International, Inc.                        603,469
      10,400    Nalco Chemical Co.                                347,750
     205,300    Pfizer, Inc.                                   22,916,612
      79,800    Pharmacia & Upjohn, Inc.                        4,154,588
      27,800    PPG Industries, Inc.                            1,701,013
      24,800    Praxair, Inc.                                     947,050
     210,600    Procter & Gamble Co.                           18,453,825
      28,000    Rohm & Haas Co.(c)                                978,250
     115,300    Schering-Plough Corp.                          12,265,038
      27,100    Sherwin-Williams Co.                              768,963
      15,800    Sigma-Aldrich Corp.                               507,575
      21,300    Union Carbide Corp.(c)                            953,175
      11,900    W.R. Grace & Co.(a)                               196,350
     129,000    Warner-Lambert Co.                              9,739,500
                                                          ---------------
                                                              202,420,006
                                                          ---------------
COMMUNICATIONS (8.6%)
     283,800    AT&T Corp.(c)                                  17,684,287
      90,100    Airtouch Communications, Inc.(a)                5,152,594
      43,100    Alltel Corp.                                    2,284,300
     173,100    Ameritech Corp.(c)                              9,369,037
     244,000    Bell Atlantic Corp.(c)                         13,572,500
     154,500    BellSouth Corp.                                13,480,125
     112,500    CBS Corp.(a)(c)                                 3,353,906
      39,000    Clear Channel Communications, Inc.              1,823,250
      58,000    Comcast Corp., Class A(c)                       2,820,250
      26,900    Frontier Corp.                                    810,363
     151,400    GTE Corp.                                       9,386,800
      11,500    King World Productions, Inc.(a)                   313,375
      95,700    MediaOne Group, Inc.(a)                         3,875,850
      44,900    Nextel Communications, Inc.(a)(c)                 965,350
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                       INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
COMMUNICATIONS (continued)

     311,800    SBC Communications, Inc.                  $    14,946,913
      67,500    Sprint Corp. (FON Group)                        4,910,625
      65,950    Sprint Corp. (PCS Group)(a)                     1,055,200
      82,200    Tele-Communications, Inc.(a)                    3,472,950
      78,800    US West, Inc.                                   4,905,300
     279,000    WorldCom, Inc.(a)                              16,461,000
                                                          ---------------
                                                              130,643,975
                                                          ---------------
DEPOSITORY INSTITUTIONS (7.2%)
      45,000    BB&T Corp.(c)                                   1,662,187
     117,400    Bank of New York Co., Inc.                      4,020,950
     183,896    Bank One Corp.                                  9,436,164
     272,957    BankAmerica Corp.                              17,793,385
      46,200    BankBoston Corp.                                1,923,075
      15,100    Bankers Trust New York Corp.                    1,313,700
     134,600    Chase Manhattan Corp.                           8,538,687
      24,500    Comerica, Inc.                                  1,580,250
      42,100    Fifth Third Bancorp                             2,794,388
     152,200    First Union Corp.(c)                            9,246,150
      89,200    Fleet Financial Group, Inc.(c)                  3,718,525
       9,100    Golden West Financial Corp.(c)                    861,656
      33,200    Huntington Bancshares, Inc.                       983,550
      27,700    J.P. Morgan & Co., Inc.                         2,960,437
      69,100    KeyCorp                                         2,120,506
      40,900    Mellon Bank Corp.                               2,574,144
      23,900    Mercantile Bancorp                              1,053,094
      51,800    National City Corp.                             3,483,550
      17,500    Northern Trust Corp.                            1,413,125
      47,300    PNC Bank Corp.                                  2,438,906
      33,600    Regions Financial Corp.                         1,302,000
      17,000    Republic New York Corp.                           794,750
      25,300    State Street Corp.                              1,736,212
      27,300    Summit Bancorp                                  1,141,481
      32,800    Suntrust Banks, Inc.(c)                         2,289,850
      41,400    Synovus Financial Corp.                           913,388
     116,700    U.S. Bancorp                                    4,296,019
      20,000    Union Planters Corp.                              952,500
      32,400    Wachovia Corp.                                  2,828,925
      93,160    Washington Mutual, Inc.                         3,609,950
     254,300    Wells Fargo & Co.                               9,154,800
                                                          ---------------
                                                              108,936,304
                                                          ---------------
EATING & DRINKING PLACES (0.6%)
      21,900    Darden Restaurants, Inc.(c)                       346,294
     107,600    McDonald's Corp.                                7,538,725
      24,000    Tricon Global Restaurants, Inc.(a)              1,093,500
      20,000    Wendy's International, Inc.                       400,000
                                                          ---------------
                                                                9,378,519
                                                          ---------------
ELECTRIC, GAS & SANITARY SERVICES (3.4%)
      27,600    AES Corp.(a)                                    1,262,700
      21,600    Ameren Corp.(c)                                   889,650
      30,000    American Electric Power Co.(c)                  1,391,250
      23,400    Baltimore Gas & Electric Co.                      718,087
      27,300    Browning-Ferris Industries(c)                     805,350

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                       INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
ELECTRIC, GAS & SANITARY SERVICES (continued)

      23,800    Carolina Power & Light Co.                $     1,103,725
      33,300    Central & Southwest Corp.                         915,750
      24,900    CINergy Corp.                                     860,606
      33,400    Coastal Corp.                                   1,164,825
      13,100    Columbia Energy Group                             743,425
      36,800    Consolidated Edison Co.                         1,869,900
      15,100    Consolidated Natural Gas Co.                      820,119
      22,800    DTE Energy Co.(c)                                 994,650
      30,900    Dominion Resources, Inc.                        1,427,194
      56,700    Duke Energy Corp.(c)                            3,547,294
       3,200    Eastern Enterprises                               129,800
      55,500    Edison International                            1,526,250
      51,800    Enron Corp.(c)                                  2,722,737
      38,700    Entergy Corp.(c)                                1,134,394
      28,500    FPL Group, Inc.                                 1,745,625
      37,300    FirstEnergy Corp.                               1,153,969
      20,100    GPU, Inc.(c)                                      880,631
      46,500    Houston Industries, Inc.(c)                     1,470,563
      51,800    Laidlaw, Inc.                                     514,762
      17,800    New Century Energies, Inc.                        855,512
      29,500    Niagara Mohawk Power Corp.(a)                     453,562
       7,500    Nicor, Inc.                                       315,469
      23,800    Northern States Power Co.                         647,063
       4,900    Oneok, Inc.                                       170,581
      23,800    PP&L Resources, Inc.                              650,038
      60,000    Pacific Gas & Electric Co.                      1,856,250
      46,700    PacifiCorp                                        875,625
      35,000    Peco Energy Co.                                 1,404,375
       5,500    People's Energy Corp.                             207,281
      36,500    Public Service Enterprise Group, Inc.           1,423,500
      37,900    Sempra Energy                                     949,869
      17,300    Sonat, Inc.                                       513,594
     109,600    Southern Co.                                    3,233,200
      43,900    Texas Utilities Co.                             1,956,294
      89,800    Waste Management, Inc.(c)                       3,850,175
      66,800    Williams Cos., Inc.                             1,924,675
                                                          ---------------
                                                               51,080,319
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (8.1%)
      34,300    AMP, Inc.                                       1,659,262
      22,600    Advanced Micro Devices, Inc.                      625,737
       4,400    Aeroquip-Vickers, Inc.                            160,050
      13,500    Andrew Corp.(a)                                   216,000
      18,200    Cooper Industries, Inc.                           894,075
      69,200    Emerson Electric Co.                            4,498,000
     511,100    General Electric Co.                           46,254,550
      23,700    General Instrument Corp.(a)                       666,562
      12,500    Harris Corp.                                      474,219
     263,900    Intel Corp.                                    28,402,237
      22,200    LSI Logic Corp.(a)                                344,100
     206,600    Lucent Technologies, Inc.                      17,780,513
      14,400    Maytag Corp.                                      779,400
      33,400    Micron Technology, Inc.(a)                      1,379,838
      94,000    Motorola, Inc.                                  5,828,000
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                       INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)

      25,800    National Semiconductor Corp.(a)           $       370,875
       6,500    National Service Industries                       251,063
     102,400    Northern Telecom Ltd.(c)                        4,780,800
      13,200    Raychem Corp.                                     449,625
      11,800    Scientific-Atlanta, Inc.                          228,625
      30,500    Tellabs, Inc.(a)                                1,648,906
      61,300    Texas Instruments, Inc.(c)                      4,681,788
       8,900    Thomas & Betts Corp.(c)                           385,481
      11,900    Whirlpool Corp.                                   666,400
                                                          ---------------
                                                              123,426,106
                                                          ---------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES (0.2%)
      26,800    Dun & Bradstreet Corp.(c)                         809,025
       7,200    EG&G, Inc.                                        201,150
      25,600    Paychex, Inc.                                   1,273,600
                                                          ---------------
                                                                2,283,775
                                                          ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT
(0.8%)
       4,800    Ball Corp.                                        205,200
      10,800    Crane Co.                                         348,975
      19,500    Crown Cork & Seal Co., Inc.                       658,125
      27,100    Fortune Brands, Inc.                              923,094
     176,400    Gillette Co.                                    8,103,375
      17,400    Parker-Hannifin Corp.                             604,650
       9,300    Snap-On, Inc.                                     316,200
      13,900    Stanley Works                                     424,819
                                                          ---------------
                                                               11,584,438
                                                          ---------------
FOOD & KINDRED PRODUCTS (5.5%)
       5,700    Adolph Coors Co.                                  283,575
      75,700    Anheuser-Busch Cos., Inc.                       4,589,312
      94,100    Archer Daniels Midland Co.                      1,729,088
      45,200    Bestfoods, Inc.                                 2,627,250
      10,700    Brown-Forman Corp.                                778,425
      70,500    Campbell Soup Co.                               4,027,312
     387,300    Coca-Cola Co.                                  27,135,206
      64,400    Coca-Cola Enterprises, Inc.                     2,435,125
      76,600    Conagra, Inc.                                   2,408,113
      24,400    General Mills, Inc.                             1,842,200
      56,900    Heinz (H.J.) Co.                                3,317,981
      22,500    Hershey Foods Corp.                             1,513,125
      64,000    Kellogg Co.                                     2,344,000
     231,400    PepsiCo, Inc.                                   8,952,287
      21,400    Quaker Oats Co.                                 1,313,425
      51,000    RJR Nabisco Holdings Corp.                      1,469,438
      49,000    Ralston-Ralston Purina Group                    1,705,813
      73,400    Sara Lee Corp.                                  4,284,725
      54,400    Seagram Co. Ltd.                                1,866,600
     100,600    Unilever N.V.(c)                                7,777,638
      18,200    Wrigley (Wm) Jr. Co.(c)                         1,603,875
                                                          ---------------
                                                               84,004,513
                                                          ---------------

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                       INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

FOOD STORES (0.7%)
      38,700    Albertson's, Inc.(c)                      $     2,208,318
      43,100    American Stores Co.                             1,446,544
       6,000    Great Atlantic & Pacific Tea Co.                  163,875
      40,300    Kroger Co.(a)(c)                                2,138,419
      76,300    Safeway, Inc.(a)                                4,029,594
      23,400    Winn-Dixie Stores, Inc.(c)                        943,312
                                                          ---------------
                                                               10,930,062
                                                          ---------------
FURNITURE & FIXTURES (0.1%)
      53,400    Masco Corp.                                     1,541,925
                                                          ---------------
GENERAL MERCHANDISE STORES (2.9%)
      17,200    Consolidated Stores Corp.(a)                      369,800
      69,000    Dayton Hudson Corp.                             3,105,000
      17,500    Dillards, Inc.                                    601,562
      29,100    Dollar General Corp.                              692,944
      33,100    Federated Department Stores, Inc.(a)(c)         1,379,856
      24,200    Fred Meyer, Inc.(a)                             1,231,175
      11,100    Harcourt General, Inc.(c)                         574,425
      39,700    J.C. Penney Co., Inc.                           2,183,500
      77,300    KMart Corp.(a)(c)                               1,178,825
      24,800    Kohl's Corp.(a)                                 1,219,850
      36,300    May Department Stores Co.                       2,189,344
      61,600    Sears, Roebuck & Co.                            2,922,150
      21,300    Venator Group, Inc.(a)                            167,738
     351,200    Wal-Mart Stores, Inc.(c)                       26,449,750
                                                          ---------------
                                                               44,265,919
                                                          ---------------
HEALTH SERVICES (0.4%)
     101,400    Columbia/HCA Healthcare Corp.                   2,496,975
      27,300    HCR Manor Care, Inc.(a)                           866,775
      66,400    HEALTHSOUTH Corp.(a)(c)                           892,250
      48,400    Tenet Healthcare Corp.(a)                       1,430,825
                                                          ---------------
                                                                5,686,825
                                                          ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION-- CONTRACTORS (0.2%)
      12,400    Fluor Corp.                                       530,875
       6,400    Foster Wheeler Corp.                              109,600
      68,900    Halliburton Co.                                 2,023,937
                                                          ---------------
                                                                2,664,412
                                                          ---------------
HOLDING & OTHER INVESTMENT OFFICES (0.1%)
      49,100    Conseco, Inc.                                   1,626,438
                                                          ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (0.0%)
      15,700    Circuit City Stores(c)                            568,144
                                                          ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES (0.2%)
      80,200    Hilton Hotels Corp.(c)                          1,744,350
      39,300    Marriott International, Inc.                    1,154,437
      28,200    Mirage Resorts, Inc.(a)                           419,475
                                                          ---------------
                                                                3,318,262
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (7.2%)
      21,200    Apple Computer, Inc.(a)(c)                        677,075
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                       INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)

      57,600    Applied Materials, Inc.(a)                $     2,232,000
      49,900    Baker Hughes, Inc.                                913,794
      14,600    Black & Decker Corp.                              791,137
       3,700    Briggs & Stratton Corp.                           186,619
      15,600    Brunswick Corp.                                   343,200
      11,700    Case Corp.                                        283,725
      57,300    Caterpillar, Inc.(c)                            2,832,769
     244,200    Cisco Systems, Inc.(a)                         18,406,575
     262,500    Compaq Computer Corp.                           8,531,250
       6,000    Cummins Engine Co., Inc.                          222,750
      21,000    Danaher Corp.                                     958,125
       7,800    Data General Corp.(a)                             141,375
      38,500    Deere & Co.(c)                                  1,345,094
     198,900    Dell Computer Corp.(a)                         12,095,606
      35,000    Dover Corp.                                     1,246,875
      78,500    EMC Corp.(c)                                    5,691,250
      24,500    Gateway 2000, Inc.(a)(c)                        1,375,062
       7,500    Harnischfeger Industries, Inc.                     75,000
     163,300    Hewlett-Packard Co.                            10,247,075
     146,600    IBM Corp.(c)                                   24,189,000
      25,900    Ingersoll-Rand Co.                              1,212,444
       9,300    McDermott International, Inc.                     249,356
       6,100    Milacron, Inc.                                    123,525
      19,500    Pall Corp.(c)                                     453,375
      43,100    Pitney Bowes, Inc.                              2,413,600
      38,200    Seagate Technology, Inc.(a)                     1,126,900
      29,700    Silicon Graphics, Inc.(a)                         363,825
      15,800    Tandy Corp.                                       711,988
      26,600    Tenneco, Inc.                                     947,625
       9,800    Timken Co.                                        188,650
     101,255    Tyco International Ltd.(c)                      6,663,845
      39,900    Unisys Corp.(a)                                 1,137,150
                                                          ---------------
                                                              108,377,639
                                                          ---------------
INSURANCE AGENTS, BROKERS & SERVICES (0.3%)
      26,500    Aon Corp.(c)                                    1,527,062
      26,200    Humana, Inc.(a)                                   519,088
      40,100    Marsh & McLennan Cos., Inc.                     2,333,319
                                                          ---------------
                                                                4,379,469
                                                          ---------------
INSURANCE CARRIERS (4.7%)
      22,700    Aetna, Inc.                                     1,754,994
     130,100    Allstate Corp.                                  5,301,575
      39,700    American General Corp.                          2,796,369
     165,000    American International Group, Inc.             15,510,000
      33,300    CIGNA Corp.                                     2,591,156
      26,000    Chubb Corp.                                     1,821,625
      26,200    Cincinnati Financial Corp.                      1,023,437
     359,100    Citigroup, Inc.(c)                             18,022,331
      11,900    General Re Corp.                                2,778,650
      36,700    Hartford Financial Services Group               2,025,381
      16,700    Jefferson-Pilot Corp.                           1,139,775
      15,800    Lincoln National Corp.                          1,322,262
      18,000    Loews Corp.                                     1,800,000
      15,600    MBIA, Inc.                                      1,010,100

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                       INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
INSURANCE CARRIERS (continued)

      17,800    MGIC Investment Corp.(c)                  $       782,088
      11,400    Progressive Corp.(c)                            1,691,475
      21,200    Provident Cos., Inc.(c)                           814,875
      14,900    Providian Financial Corp.                       1,368,006
      22,200    Safeco Corp.(c)                                   953,213
      37,100    St. Paul Cos., Inc.(c)                          1,307,775
      33,000    SunAmerica, Inc.                                2,615,250
      22,000    Torchmark Corp.                                   836,000
      30,700    United Healthcare Corp.                         1,385,338
      21,700    UNUM Corp.(c)                                   1,169,088
                                                          ---------------
                                                               71,820,763
                                                          ---------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE (0.0%)
      17,300    Louisiana-Pacific Corp.                           294,100
                                                          ---------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (1.9%)
       8,800    Bard (C.R.), Inc.                                 403,150
       8,800    Bausch & Lomb, Inc.                               488,400
      38,800    Becton, Dickinson & Co.                         1,649,000
      17,600    Biomet, Inc.(c)                                   673,200
      30,800    Boston Scientific Corp.(a)(c)                   1,524,600
      50,700    Eastman Kodak Co.                               3,678,919
      23,700    Guidant Corp.(c)                                2,033,756
      19,800    Honeywell, Inc.(c)                              1,582,762
      13,300    Johnson Controls, Inc.                            769,737
      13,600    KLA-Tencor Corp.(a)                               463,250
      73,800    Medtronic, Inc.                                 4,995,337
       6,900    Millipore Corp.                                   194,063
       7,700    Perkin-Elmer Corp.                                718,025
       6,900    Polaroid Corp.(c)                                 146,625
      53,200    Raytheon Co.                                    2,945,950
      13,200    St. Jude Medical, Inc.(a)                         383,625
       7,500    Tektronix, Inc.                                   201,094
      26,100    Thermo Electron Corp.(a)(c)                       440,438
      51,700    Xerox Corp.(c)                                  5,557,750
                                                          ---------------
                                                               28,849,681
                                                          ---------------
METAL MINING (0.3%)
      58,600    Barrick Gold Corp.(c)                           1,172,000
      36,100    Battle Mountain Gold Co.                          169,219
      14,700    Cyprus Amax Minerals Co.                          167,212
      28,300    Freeport-McMoRan Copper & Gold, Inc.
                  Class B                                         369,669
      33,100    Homestake Mining Co.(c)                           355,825
      51,200    Newmont Mining Corp.                            1,017,600
      39,200    Placer Dome, Inc.                                 570,850
                                                          ---------------
                                                                3,822,375
                                                          ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (0.2%)
      20,700    Hasbro, Inc.(c)                                   725,794
      18,600    ITT Industries, Inc.                              669,600
       5,800    Jostens, Inc.                                     135,937
      45,900    Mattel, Inc.                                    1,586,419
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                       INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)

       1,300    NACCO Industries, Inc.                    $       113,181
                                                          ---------------
                                                                3,230,931
                                                          ---------------
MISCELLANEOUS RETAIL (0.9%)
      61,100    CVS Corp.                                       3,016,812
      34,000    Costco Cos., Inc.(a)(c)                         2,133,500
       6,100    Longs Drug Stores, Inc.                           217,312
      40,600    Rite Aid Corp.(c)                               1,882,825
      45,800    Staples, Inc.(a)                                1,600,138
      41,600    Toys R Us, Inc.(a)(c)                             821,600
      78,200    Walgreen Co.(c)                                 4,198,363
                                                          ---------------
                                                               13,870,550
                                                          ---------------
MOTION PICTURES (0.1%)
      34,100    Unicom Corp.(c)                                 1,285,144
                                                          ---------------
NONDEPOSITORY CREDIT INSTITUTIONS (2.6%)
      71,700    American Express Co.                            7,174,481
      54,400    Associates First Capital Corp.                  4,236,400
      10,400    Capital One Financial Corp.                     1,144,000
      17,500    Countrywide Credit Industries, Inc.               866,250
     106,600    FHLMC(c)                                        6,449,300
     162,900    FNMA                                           11,850,975
      77,400    Household International, Inc.                   3,028,275
     118,000    MBNA Corp.                                      2,677,125
      26,300    SLM Holding Corp.(c)                            1,157,200
       9,900    Transamerica Corp.                              1,051,875
                                                          ---------------
                                                               39,635,881
                                                          ---------------
OIL & GAS EXTRACTION (0.5%)
      18,800    Anadarko Petroleum Corp.                          529,925
      15,500    Apache Corp.                                      356,500
      27,900    Burlington Resources, Inc.                        993,938
       7,900    Helmerich & Payne, Inc.                           136,275
      55,400    Occidental Petroleum Corp.                      1,121,850
      16,700    Oryx Energy Co.(a)                                230,669
      13,400    Rowan Cos., Inc.(a)                               131,487
      85,500    Schlumberger Ltd.                               3,820,781
      39,400    Union Pacific Resources Group, Inc.               440,788
                                                          ---------------
                                                                7,762,213
                                                          ---------------
PAPER & ALLIED PRODUCTS (1.4%)
      18,300    Avery Dennison Corp.                              877,256
       8,400    Bemis Co., Inc.                                   317,625
       8,900    Boise Cascade Corp.                               282,019
      15,000    Champion International Corp.                      623,437
      34,600    Fort James Corp.(c)                             1,353,725
      14,700    Georgia-Pacific Group                             834,225
      21,300    IKON Office Solutions, Inc.                       207,675
      48,300    International Paper Co.(c)                      2,098,031
      86,000    Kimberly-Clark Corp.                            4,525,750
      16,300    Mead Corp.                                        494,094
      63,400    Minnesota Mining & Manufacturing Co.            5,091,812
       8,800    Temple-Inland, Inc.                               472,450
      10,800    Union Camp Corp.                                  698,625

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                       INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
PAPER & ALLIED PRODUCTS (continued)

      15,900    Westvaco Corp.                            $       447,188
      31,300    Weyerhaeuser Co.                                1,568,913
      17,600    Willamette Industries, Inc.                       614,900
                                                          ---------------
                                                               20,507,725
                                                          ---------------
PERSONAL SERVICES (0.1%)
      16,000    H & R Block, Inc.                                 719,000
      40,400    Service Corp. International                     1,509,950
                                                          ---------------
                                                                2,228,950
                                                          ---------------
PETROLEUM REFINING & RELATED INDUSTRIES (5.8%)
      14,300    Amerada Hess Corp.                                793,650
     149,900    Amoco Corp.                                     8,834,731
      12,000    Ashland, Inc.                                     583,500
      50,500    Atlantic Richfield Co.                          3,358,250
     102,800    Chevron Corp.                                   8,596,650
     383,000    Exxon Corp.                                    28,748,937
       7,500    Kerr-McGee Corp.                                  296,250
     122,800    Mobil Corp.                                    10,583,825
       7,500    Pennzoil Co.                                      278,437
      40,600    Phillips Petroleum Co.                          1,705,200
     336,800    Royal Dutch Petroleum Co.                      15,829,600
      14,700    Sunoco Inc.                                       497,963
      84,200    Texaco, Inc.                                    4,846,763
      48,400    USX-Marathon Group, Inc.                        1,373,350
      38,000    Unocal Corp.                                    1,287,250
                                                          ---------------
                                                               87,614,356
                                                          ---------------
PHARMACEUTICAL PREPARATIONS (0.9%)
     206,700    American Home Products Corp.                   11,006,775
      39,900    Amgen, Inc.(a)                                  3,002,475
                                                          ---------------
                                                               14,009,250
                                                          ---------------
PRIMARY METAL INDUSTRIES (0.5%)
      35,800    Alcan Aluminum Ltd.(c)                            953,175
      31,000    Allegheny Teledyne, Inc.(c)                       637,438
      29,400    Aluminum Co. of America(c)                      2,179,275
       6,200    Asarco, Inc.                                      120,125
      20,400    Bethlehem Steel Corp.(a)                          168,300
      22,700    Engelhard Corp.                                   438,394
      26,100    Inco Ltd.                                         301,781
      13,800    Nucor Corp.                                       579,600
       9,200    Phelps Dodge Corp.(c)                             521,525
      11,300    Reynolds Metals Co.                               620,087
      13,800    USX-US Steel Group, Inc.                          337,237
      15,200    Worthington Industries, Inc.                      185,250
                                                          ---------------
                                                                7,042,187
                                                          ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (1.6%)
      11,100    American Greetings Corp.                          469,669
      12,700    Deluxe Corp.                                      441,325
      14,700    Dow Jones & Co., Inc.                             702,844
      44,700    Gannett Co., Inc.                               2,885,944
      12,400    Knight-Ridder, Inc.                               637,825
      15,600    McGraw-Hill Cos., Inc.                          1,396,200
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                       INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)

       8,300    Meredith Corp.                            $       322,144
      13,900    Moore Corp. Ltd.                                  152,031
      29,800    New York Times Co.                                925,662
      21,900    R.R. Donnelley & Sons Co.                         929,381
      94,200    Time Warner, Inc.                               9,961,650
      13,600    Times Mirror Co.                                  797,300
      19,100    Tribune Co.                                     1,224,787
      56,200    Viacom, Inc., Class B(a)(c)                     3,740,813
                                                          ---------------
                                                               24,587,575
                                                          ---------------
RAILROAD TRANSPORTATION (0.5%)
      74,300    Burlington Northern Santa Fe Corp.(c)           2,526,200
      34,300    CSX Corp.                                       1,429,881
      59,600    Norfolk Southern Corp.                          1,810,350
      38,800    Union Pacific Corp.(c)                          1,886,650
                                                          ---------------
                                                                7,653,081
                                                          ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (0.5%)
       6,300    Armstrong World Industries                        419,737
      12,100    Cooper Tire & Rubber Co.(c)                       236,706
      24,600    Goodyear Tire & Rubber Co.                      1,396,050
      39,200    Illinois Tool Works, Inc.(c)                    2,491,650
      45,200    Nike, Inc., Class B(c)                          1,808,000
       8,900    Reebok International Ltd.(a)                      141,844
      23,600    Rubbermaid, Inc.                                  780,275
      13,100    Sealed Air Corp.(a)                               578,038
       9,100    Tupperware Corp.                                  158,681
                                                          ---------------
                                                                8,010,981
                                                          ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (1.1%)
      17,800    Bear Stearns Cos.                                 747,600
      41,900    Charles Schwab Corp.                            2,362,112
      39,700    Franklin Resources, Inc.                        1,697,175
      18,500    Lehman Brothers Holding, Inc.                     923,844
      54,700    Merrill Lynch & Co., Inc.                       4,102,500
      92,000    Morgan Stanley Dean Witter & Co.                6,417,000
                                                          ---------------
                                                               16,250,231
                                                          ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS (0.2%)
      36,400    Corning, Inc.                                   1,460,550
      25,500    Newell Co.(c)                                   1,128,375
       8,500    Owens Corning                                     317,156
      24,400    Owens-Illinois, Inc.(a)                           783,850
                                                          ---------------
                                                                3,689,931
                                                          ---------------
TEXTILE MILL PRODUCTS (0.0%)
      11,300    Fruit of the Loom, Inc.(a)                        166,675
       5,700    Russell Corp.(c)                                  135,731
       2,900    Springs Industries, Inc., Class A                 112,919
                                                          ---------------
                                                                  415,325
                                                          ---------------
TOBACCO PRODUCTS (1.4%)
     382,100    Philip Morris Cos., Inc.                       21,373,719
                                                          ---------------

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                       INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

TRANSPORTATION BY AIR (0.4%)
      28,700    AMR Corp.(a)                              $     1,892,406
      23,800    Delta Airlines, Inc.(c)                         1,277,763
      23,200    FDX Corp.(a)                                    1,505,100
      52,700    Southwest Airlines Co.                          1,133,050
      14,800    U.S. Air Group, Inc.(a)                           769,600
                                                          ---------------
                                                                6,577,919
                                                          ---------------
TRANSPORTATION EQUIPMENT (2.9%)
      88,100    Allied-Signal, Inc.                             3,876,400
     158,700    Boeing Co.                                      6,447,187
      25,900    Dana Corp.                                      1,010,100
      11,200    Eaton Corp.                                       765,100
       5,400    Fleetwood Enterprises, Inc.                       181,912
     190,300    Ford Motor Co.                                 10,514,075
      19,900    General Dynamics Corp.                          1,155,444
     102,700    General Motors Corp.                            7,189,000
      30,800    Lockheed Martin Corp.                           3,195,500
      10,600    Navistar International Corp.(a)                   274,275
      10,800    Northrop Grumman Corp.                            877,500
      12,200    Paccar, Inc.                                      555,100
      30,100    Rockwell International Corp.                    1,473,019
      19,100    TRW, Inc.                                       1,051,694
      25,700    Textron, Inc.                                   1,996,569
      35,800    United Technologies Corp.(c)                    3,837,312
                                                          ---------------
                                                               44,400,187
                                                          ---------------
WHOLESALE TRADE--DURABLE GOODS (0.1%)
      28,100    Genuine Parts Co.                                 925,544
      15,400    Grainger (W.W.), Inc.(c)                          650,650
       4,500    Potlatch Corp.                                    170,156
                                                          ---------------
                                                                1,746,350
                                                          ---------------
WHOLESALE TRADE--NONDURABLE GOODS (0.3%)
      31,350    Cardinal Health, Inc.(c)                        2,151,394
      19,000    Supervalu, Inc.                                   490,437
      53,000    Sysco Corp.                                     1,427,688
                                                          ---------------
                                                                4,069,519
                                                          ---------------

TOTAL COMMON STOCKS (COST $877,042,607)                     1,476,090,012
                                                          ---------------
CORPORATE NOTES (0.1%)
   2,000,000    NationsBank Corp., 5.43% V/R, 7/1/04
                  (cost $1,988,583)                             1,983,110
                                                          ---------------
REPURCHASE AGREEMENT (2.4%)
  36,086,650    NationsBanc Montgomery Securities, Inc.,
                  5.50%, 12/1/98 to be repurchased at
                  $36,092,163 (cost $36,086,650)(d)            36,086,650
                                                          ---------------
U.S. TREASURY BILLS (0.2%)
     785,000    U.S. Treasury Bills, 5.05% yield,
                  4/29/99                                         771,053
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                       INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

U.S. TREASURY BILLS (continued)

   1,450,000    U.S. Treasury Bills, 4.24% yield,
                  9/16/99                                 $     1,401,541
                                                          ---------------

TOTAL U.S. TREASURY BILLS (COST $2,170,804)                     2,172,594
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $917,288,644)            $ 1,516,332,366
                                                          ---------------
                                                          ---------------
FINANCIAL FUTURES CONTRACTS(e)

                                                                UNREALIZED
POSITION     CONTRACTS                   INDEX                  GAIN (LOSS)
---------  -------------  -----------------------------------  -------------
Long               134    S&P 500 Futures, Expiring December
                            18, 1998 (notional value
                            $38,943,750)                       $   3,350,800

-----------------------------------------------------------------
                         INCOME EQUITY PORTFOLIO
-----------------------------------------------------------------
COMMON STOCKS (97.1%)
BUSINESS SERVICES (1.9%)
     608,900    IMS Health, Inc.                          $    40,415,737
                                                          ---------------
CHEMICALS & ALLIED PRODUCTS (13.9%)
     850,500    E.I. Du Pont de Nemours & Co.                  49,966,875
     520,750    Johnson & Johnson                              42,310,937
     287,400    Merck & Co., Inc.                              44,511,075
   1,604,800    Morton International, Inc.(c)                  47,241,300
     530,400    Pfizer, Inc.                                   59,205,900
     554,800    Procter & Gamble Co.(c)                        48,614,350
                                                          ---------------
                                                              291,850,437
                                                          ---------------
COMMUNICATIONS (5.6%)
   1,113,200    AT&T Corp.(c)                                  69,366,275
     782,600    GTE Corp.                                      48,521,200
                                                          ---------------
                                                              117,887,475
                                                          ---------------
DEPOSITORY INSTITUTIONS (4.3%)
     470,650    J.P. Morgan & Co., Inc.                        50,300,719
   1,067,850    U.S. Bancorp                                   39,310,228
                                                          ---------------
                                                               89,610,947
                                                          ---------------
EATING & DRINKING PLACES (2.0%)
     602,750    McDonald's Corp.                               42,230,172
                                                          ---------------
ELECTRIC, GAS & SANITARY SERVICES (6.9%)
     543,000    Consolidated Natural Gas Co.                   29,491,687
     740,600    Pacific Gas & Electric Co.(c)                  22,912,313
     604,100    Public Service Enterprise Group, Inc.          23,559,900
     876,350    Texas Utilities Co.                            39,052,347
     679,832    Waste Management, Inc.(c)                      29,147,797
                                                          ---------------
                                                              144,164,044
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (11.5%)
   1,669,972    AMP, Inc.                                      80,784,895
     677,000    Emerson Electric Co.(c)                        44,005,000
     550,978    General Electric Co.                           49,863,509

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   INCOME EQUITY PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)

     783,146    Lucent Technologies, Inc.(c)              $    67,399,503
                                                          ---------------
                                                              242,052,907
                                                          ---------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT, & RELATED SERVICES (2.2%)
   1,563,600    Dun & Bradstreet Corp.(c)                      47,201,175
                                                          ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT
(3.0%)
   1,836,600    Fortune Brands, Inc.                           62,559,189
                                                          ---------------
FOOD & KINDRED PRODUCTS (5.5%)
   1,662,640    PepsiCo, Inc.                                  64,323,385
     877,250    Sara Lee Corp.                                 51,209,469
                                                          ---------------
                                                              115,532,854
                                                          ---------------
GENERAL MERCHANDISE STORES (7.8%)
     965,800    Dayton Hudson Corp.(c)                         43,461,000
     738,400    J.C. Penney Co., Inc.(c)                       40,612,000
     729,500    May Department Stores Co.                      43,997,969
     773,830    Sears, Roebuck & Co.                           36,708,560
                                                          ---------------
                                                              164,779,529
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (3.2%)
   1,056,200    Hewlett-Packard Co.                            66,276,550
                                                          ---------------
INSURANCE CARRIERS (2.3%)
     686,750    American General Corp.                         48,372,953
                                                          ---------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (4.1%)
     544,050    Eastman Kodak Co.                              39,477,628
     567,600    Honeywell, Inc.                                45,372,525
                                                          ---------------
                                                               84,850,153
                                                          ---------------
NONDEPOSITORY CREDIT INSTITUTIONS (4.3%)
     412,300    American Express Co.                           41,255,769
     470,900    Transamerica Corp.                             50,033,125
                                                          ---------------
                                                               91,288,894
                                                          ---------------
OIL & GAS EXTRACTION (1.0%)
     440,100    Schlumberger Ltd.                              19,666,969
                                                          ---------------
PAPER & ALLIED PRODUCTS (1.9%)
     497,150    Minnesota Mining & Manufacturing Co.           39,927,359
                                                          ---------------
PETROLEUM REFINING & RELATED INDUSTRIES (7.7%)
     538,200    Atlantic Richfield Co.                         35,790,300
     458,750    Chevron Corp.                                  38,362,969
     541,102    Exxon Corp.                                    40,616,469
     305,900    Mobil Corp.                                    26,364,756
     440,600    Royal Dutch Petroleum Co.                      20,708,200
                                                          ---------------
                                                              161,842,694
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   INCOME EQUITY PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

PHARMACEUTICAL PREPARATIONS (2.4%)
     937,800    American Home Products Corp.              $    49,937,850
                                                          ---------------
PRINTING, PUBLISHING, & ALLIED INDUSTRIES (0.6%)
     371,800    Deluxe Corp.                                   12,920,050
                                                          ---------------
TOBACCO PRODUCTS (3.1%)
   1,176,550    Philip Morris Cos., Inc.                       65,813,266
                                                          ---------------
TRANSPORTATION EQUIPMENT (1.9%)
     369,300    United Technologies Corp.(c)                   39,584,344
                                                          ---------------

TOTAL COMMON STOCKS (COST $1,206,600,344)                   2,038,765,548
                                                          ---------------
REPURCHASE AGREEMENT (2.9%)
  60,475,583    NationsBanc Montgomery Securities, Inc.,
                  5.50%, 12/1/98, to be repurchased at
                  $60,484,822 (cost $60,475,583)(d)            60,475,583
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $1,267,075,927)          $ 2,099,241,131
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                      DISCIPLINED GROWTH PORTFOLIO
-----------------------------------------------------------------
COMMON STOCKS (98.0%)
APPAREL & ACCESSORY STORES (2.1%)
      97,300    Ross Stores, Inc.                         $     3,539,288
                                                          ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS
(2.7%)
      76,830    Tommy Hilfiger Corp.(a)                         4,648,215
                                                          ---------------
BUSINESS SERVICES (10.1%)
      95,185    BMC Software, Inc.(a)                           4,860,384
     118,500    Oracle Corp.(a)                                 4,058,625
      75,372    Robert Half International, Inc.(a)(c)           3,542,484
     168,310    Unisys Corp.(a)                                 4,796,835
                                                          ---------------
                                                               17,258,328
                                                          ---------------
CHEMICALS & ALLIED PRODUCTS (7.5%)
      62,140    Amgen, Inc.(a)                                  4,676,035
      45,800    Schering-Plough Corp.                           4,871,975
     147,910    Solutia, Inc.                                   3,309,486
                                                          ---------------
                                                               12,857,496
                                                          ---------------
COMMUNICATIONS (5.6%)
      67,710    AT&T Corp.                                      4,219,179
      60,360    BellSouth Corp.                                 5,266,410
                                                          ---------------
                                                                9,485,589
                                                          ---------------
DOMESTIC DEPOSITORY INSTITUTIONS (7.1%)
      98,210    AmSouth Bank, N.A.                              4,149,373
      64,420    Comerica, Inc.                                  4,155,090
     141,020    Dime Bancorp, Inc.                              3,745,844
                                                          ---------------
                                                               12,050,307
                                                          ---------------

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                DISCIPLINED GROWTH PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

EATING & DRINKING PLACES (2.3%)
     252,145    Darden Restaurants, Inc.(c)               $     3,987,043
                                                          ---------------
ELECTRIC, GAS & SANITARY SERVICES (2.5%)
      97,205    DTE Energy Co.(c)                               4,240,567
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (2.6%)
      52,430    Lucent Technologies, Inc.                       4,512,257
                                                          ---------------
FOOD & KINDRED PRODUCTS (5.0%)
     155,810    IBP, Inc.                                       3,953,679
      73,190    Quaker Oats Co.                                 4,492,036
                                                          ---------------
                                                                8,445,715
                                                          ---------------
FURNITURE & FIXTURES (1.8%)
     146,325    Herman Miller, Inc.                             3,109,406
                                                          ---------------
GENERAL MERCHANDISE STORES (6.0%)
     105,050    Dayton Hudson Corp.                             4,727,250
     209,450    TJX Cos., Inc.                                  5,367,156
                                                          ---------------
                                                               10,094,406
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (10.0%)
      80,400    Apple Computer, Inc.(a)(c)                      2,567,775
      63,110    EMC Corp.(a)                                    4,575,475
      89,280    Ingersoll-Rand Co.                              4,179,420
      75,270    Lexmark International Group, Inc.(a)            5,748,746
                                                          ---------------
                                                               17,071,416
                                                          ---------------
INSURANCE CARRIERS (6.7%)
      70,600    Allstate Corp.                                  2,876,950
      68,300    Jefferson-Pilot Corp.                           4,661,475
      52,020    PacifiCare Health Systems, Inc.(a)(c)           3,917,756
                                                          ---------------
                                                               11,456,181
                                                          ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (2.1%)
     249,265    Johns Manville Corp.                            3,598,763
                                                          ---------------
OIL & GAS EXTRACTION (1.7%)
     118,000    Transocean Offshore, Inc.                       2,913,125
                                                          ---------------
PETROLEUM REFINING & RELATED INDUSTRIES (2.5%)
      57,350    Exxon Corp.                                     4,304,835
                                                          ---------------
PHARMACEUTICAL PREPARATIONS (5.6%)
     136,890    Mylan Laboratories, Inc.(c)                     4,543,037
      89,810    Watson Pharmaceuticals, Inc. (a)                4,838,514
                                                          ---------------
                                                                9,381,551
                                                          ---------------
PRINTING & PUBLICATIONS (2.4%)
      80,100    Knight Ridder, Inc.                             4,120,144
                                                          ---------------
TRANSPORTATION BY AIR (2.5%)
      64,140    AMR Corp.(a)                                    4,229,231
                                                          ---------------
TRANSPORTATION EQUIPMENT (7.4%)
      87,280    General Dynamics Corp.                          5,067,695
      78,695    Paccar, Inc.                                    3,580,623
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                DISCIPLINED GROWTH PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
TRANSPORTATION EQUIPMENT (continued)

      72,820    Sundstrand Corp.                          $     3,932,280
                                                          ---------------
                                                               12,580,598
                                                          ---------------
WATER TRANSPORTATION(1.8%)
     101,340    Royal Caribbean Cruises Ltd.(c)                 3,078,203
                                                          ---------------

TOTAL COMMON STOCKS (COST $149,199,229)                       166,962,664
                                                          ---------------
REPURCHASE AGREEMENT (2.0%)
   3,427,716    NationsBanc Montgomery Securities, Inc.,
                  5.50% 12/1/98 to be repurchased at
                  $3,428,233 (cost $3,427,716)(d)               3,427,716
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $152,626,945)            $   170,390,380
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                     LARGE COMPANY GROWTH PORTFOLIO
-----------------------------------------------------------------
COMMON STOCKS (100.0%)
AMUSEMENT & RECREATION SERVICES (1.3%)
     492,590    Walt Disney Co.                           $    15,855,241
                                                          ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS
(2.2%)
     477,800    Cintas Corp.                                   26,279,000
                                                          ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS (5.2%)
     122,600    Fastenal Co.(c)                                 5,057,250
   1,157,978    Home Depot, Inc.(c)                            57,609,405
                                                          ---------------
                                                               62,666,655
                                                          ---------------
BUSINESS SERVICES (20.3%)
     273,900    Automatic Data Processing, Inc.(c)             21,090,300
     206,700    DST Systems, Inc.(a)(c)                        11,187,637
     323,000    First Data Corp.                                8,620,063
     392,975    Fiserv, Inc.(a)(c)                             17,364,583
   1,017,800    HBO & Co.                                      25,381,388
     622,400    IMS Health, Inc.                               41,311,800
     905,880    Microsoft Corp.(a)                            110,517,360
     342,200    Sungard Data Systems, Inc.(a)(c)               10,950,400
                                                          ---------------
                                                              246,423,531
                                                          ---------------
CHEMICALS & ALLIED PRODUCTS (11.4%)
     275,500    Merck & Co., Inc.                              42,668,062
     634,300    Pfizer, Inc.                                   70,803,738
     325,800    Warner-Lambert Co.                             24,597,900
                                                          ---------------
                                                              138,069,700
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (16.4%)
     780,000    Intel Corp.                                    83,947,500
     220,200    Lucent Technologies, Inc.                      18,950,962
     442,948    Molex, Inc., Class A                           14,285,073
     397,700    Solectron Corp.(a)                             26,322,769

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
               LARGE COMPANY GROWTH PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)

   1,990,900    Telefonaktiebolaget LM Ericsson, Series
                  B ADR(c)                                $    54,998,613
                                                          ---------------
                                                              198,504,917
                                                          ---------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT, & RELATED SERVICES (2.8%)
     319,200    Gartner Group, Inc.(a)                          6,902,700
     533,366    Paychex, Inc.(c)                               26,534,959
                                                          ---------------
                                                               33,437,659
                                                          ---------------
FOOD & KINDRED PRODUCTS (2.6%)
     442,800    Coca-Cola Co.(c)                               31,023,675
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (6.8%)
   1,094,775    Cisco Systems, Inc.(a)                         82,518,666
                                                          ---------------
INSURANCE CARRIERS (4.7%)
     611,343    American International Group, Inc.(c)          57,466,242
                                                          ---------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (5.1%)
     908,700    Medtronic, Inc.                                61,507,630
                                                          ---------------
MISCELLANEOUS RETAIL (4.4%)
     184,000    MSC Industrial Direct Co., Inc.(a)(c)           4,381,500
     561,800    Office Depot, Inc.(a)(c)                       18,258,500
     870,250    Staples, Inc.(a)(c)                            30,404,359
                                                          ---------------
                                                               53,044,359
                                                          ---------------
OIL & GAS EXTRACTION (0.6%)
     169,300    Schlumberger Ltd.                               7,565,594
                                                          ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (14.3%)
   1,535,250    Charles Schwab Corp.(c)                        86,549,719
     375,100    Donaldson, Lufkin & Jenrette, Inc.(c)          15,074,331
     972,400    Franklin Resources, Inc.(c)                    41,570,100
     852,100    T. Rowe Price(c)                               30,462,575
                                                          ---------------
                                                              173,656,725
                                                          ---------------
WHOLESALE TRADE--NONDURABLE GOODS (1.9%)
     337,900    Cardinal Health, Inc.(c)                       23,188,387
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $544,006,186)            $ 1,211,207,981
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                        SMALL CAP INDEX PORTFOLIO
-----------------------------------------------------------------
COMMON STOCKS (95.7%)
ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS (0.1%)
       6,500    Dames & Moore, Inc.                       $        83,281
                                                          ---------------
AGRICULTURAL PRODUCTION--CROPS (0.6%)
      23,200    Chiquita Brands International, Inc.(c)            261,000
      13,600    Delta & Pine Land Co.                             515,100
                                                          ---------------
                                                                  776,100
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

AMUSEMENT & RECREATION SERVICES (0.6%)
       9,200    Family Golf Centers, Inc.(a)(c)           $       189,100
      15,000    Grand Casinos, Inc.(a)(c)                         142,500
       9,300    Hollywood Park, Inc.(a)                            88,931
      11,300    Players International, Inc.(a)                     67,094
      11,200    Westwood One, Inc.(a)                             296,800
                                                          ---------------
                                                                  784,425
                                                          ---------------
APPAREL & ACCESSORY STORES (1.1%)
       9,100    AnnTaylor Stores Corp.(a)(c)                      299,731
       5,200    Ashworth, Inc.(a)                                  30,063
       9,800    Cato Corp.                                        132,913
       8,200    Dress Barn, Inc.(a)                               120,950
       7,500    Filene's Basement Corp.(a)                         15,000
       8,700    Footstar, Inc.(a)                                 212,063
      11,800    Goody's Family Clothing, Inc.(a)                  132,750
       8,600    Gymboree Corp.(a)                                  57,513
       4,900    J. Baker, Inc.                                     24,194
      10,700    Just For Feet, Inc.(a)                            242,088
       5,900    St. John Knits, Inc.                              118,000
                                                          ---------------
                                                                1,385,265
                                                          ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS
(0.9%)
       8,000    Authentic Fitness Corp.                           128,000
       5,300    Cyrk, Inc.(a)                                      47,038
       3,000    Haggar Corp.                                       38,250
      12,200    Hartmarx Corp.(a)                                  71,675
       7,600    Kellwood Co.                                      205,200
      13,200    Nautica Enterprises, Inc.(a)                      259,875
       6,400    Oshkosh B'Gosh, Inc.                              153,600
       9,700    Phillips-Van Heusen Corp.                          67,900
       5,000    Pillowtex Corp.                                   168,750
                                                          ---------------
                                                                1,140,288
                                                          ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS (0.4%)
       5,900    Discount Auto Parts, Inc.(a)                      147,131
       7,500    O'Reilly Automotive, Inc.(a)                      340,313
                                                          ---------------
                                                                  487,444
                                                          ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING (0.5%)
      13,000    Breed Technologies, Inc.(a)(c)                     87,750
      10,500    Central Parking Corp.(c)                          308,438
      21,100    Rollins Truck Leasing Corp.                       253,200
                                                          ---------------
                                                                  649,388
                                                          ---------------
BUILDING CONSTRUCTION--GENERAL CONTRACTORS & OPERATIVE BUILDERS (1.0%)
      19,700    D.R. Horton, Inc.                                 371,838
       6,500    MDC Holdings, Inc.                                119,438
       5,200    Ryland Group, Inc.                                138,125
       4,800    Southern Energy Homes, Inc.(a)                     33,600
      10,600    Standard Pacific Corp.                            103,350
      13,100    Toll Brothers, Inc.(a)                            318,494

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
BUILDING CONSTRUCTION--GENERAL CONTRACTORS & OPERATIVE BUILDERS (continued)

       4,900    U.S. Home Corp.(a)                        $       156,188
                                                          ---------------
                                                                1,241,033
                                                          ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS (0.2%)
      10,300    Eagle Hardware & Garden, Inc.(a)(c)               290,331
                                                          ---------------
BUSINESS SERVICES (8.1%)
       7,500    ABM Industries, Inc.                              249,844
       8,000    ADVO, Inc.(a)                                     207,000
      18,700    Acxiom Corp.(a)(c)                                441,788
      15,100    American Management Systems, Inc.(a)(c)           445,450
       8,000    Analysts International Corp.                      135,000
       9,500    BISYS Group, Inc.(a)                              457,188
      10,000    Boole & Babbage, Inc.(a)                          316,250
       6,600    Catalina Marketing Corp.(a)                       384,450
      11,600    Cerner Corp.(a)(c)                                304,500
      19,000    Ciber, Inc.(a)(c)                                 428,688
      14,500    Cognex Corp.(a)                                   240,156
       7,400    Computer Task Group, Inc.                         199,800
       7,500    Envoy Corp.(a)(c)                                 299,063
       4,900    Fair, Isaac & Co., Inc.                           197,225
      11,200    FileNet Corp.(a)                                   95,900
       8,100    Gerber Scientific, Inc.                           205,031
      15,000    Harbinger Corp.(a)                                129,375
       6,700    Jack Henry & Associates, Inc.                     336,675
       9,100    HNC Software, Inc.(a)(c)                          300,300
      10,500    Hyperion Software Corp.(a)                        339,938
       4,000    Insurance Auto Auctions, Inc.(a)                   46,000
      16,700    Interim Services, Inc.(a)                         346,525
       2,900    Kronos, Inc.(a)                                   125,425
      14,100    Macromedia, Inc.(a)                               393,919
       6,100    Mercury Interactive Corp.(a)                      279,838
      13,700    Midway Games, Inc.(a)                             139,569
      11,100    National Computer Systems, Inc.                   364,913
      12,000    National Data Corp.                               448,500
       7,700    Network Equipment Technologies, Inc.(a)            85,663
       9,700    Norrell Corp.                                     154,594
       9,200    Platinum Software Corp.(a)                         97,750
       8,000    Primark Corp.                                     200,000
       6,200    Progress Software Corp.(a)                        157,325
      18,200    S3, Inc.(a)                                        97,825
      16,900    System Software Associates, Inc.(a)               116,188
       7,900    TCSI Corp.(a)                                      18,022
      14,100    Technology Solutions, Inc.(a)                     131,306
      15,900    True North Communications, Inc.                   447,188
      15,400    Vanstar Corp.(a)                                  183,838
       9,300    Vantive Corp.(a)                                   79,050
       5,300    Volt Information Sciences, Inc.(a)                123,556
       3,500    Wall Data, Inc.(a)                                 60,375
                                                          ---------------
                                                                9,810,990
                                                          ---------------
CHEMICALS & ALLIED PRODUCTS (4.9%)
      14,000    Advanced Tissue Sciences, Inc.(a)(c)               41,125
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
CHEMICALS & ALLIED PRODUCTS (continued)

      11,400    Alliance Pharmaceutical Corp.(a)          $        44,175
       9,000    Alpharma, Inc.                                    324,000
       7,900    Barr Laboratories, Inc.(a)                        333,775
       4,000    Biomatrix, Inc.(a)(c)                             194,250
       8,600    Cambrex Corp.                                     240,800
       6,700    ChemFirst, Inc.                                   126,463
       8,300    Geon Co.                                          184,675
       3,800    Hauser, Inc.(a)                                    17,575
       8,200    Immune Response Corp.(a)(c)                       106,600
      10,200    Jones Pharma, Inc.(c)                             367,200
       8,200    Lilly Industries, Inc., Class A                   153,238
      13,500    Liposome Co., Inc.(a)                             122,344
       9,300    Macdermid, Inc.(c)                                342,938
       3,700    McWhorter Technologies, Inc.(a)                    87,413
       9,400    MedImmune, Inc.(a)(c)                             628,625
       9,700    Mississippi Chemical Corp.                        152,775
      24,000    NBTY, Inc.(a)                                     147,000
       6,500    Natures Sunshine Product, Inc.                    101,563
      11,400    North American Vaccine, Inc.(a)(c)                109,725
       7,600    Noven Pharmaceuticals, Inc.(a)                     40,375
       8,500    OM Group, Inc.                                    307,594
       8,700    Parexel International Corp.(a)                    226,744
       2,600    Penford Corp.                                      39,163
       6,600    Protein Design Labs, Inc.(a)                      145,200
       3,100    Quaker Chemical Corp.                              53,281
      11,100    Roberts Pharmaceutical Corp.(a)                   271,950
      11,200    SEQUUS Pharmaceuticals, Inc.(a)                   221,200
       6,600    Scotts Co.(a)                                     238,838
       7,500    TheraTech, Inc.(a)(c)                             104,063
       4,900    USA Detergents, Inc.(a)(c)                         45,325
       9,000    Vertex Pharmaceuticals, Inc.(a)(c)                213,188
       8,000    W.H. Brady Co.                                    206,000
                                                          ---------------
                                                                5,939,180
                                                          ---------------
COMMUNICATIONS (0.7%)
      18,500    Brightpoint, Inc.(a)                              277,500
      17,600    General Communication, Inc.(a)                     71,500
       5,900    Metro Networks, Inc.(a)                           224,200
      22,900    Tel-Save Holdings, Inc.(a)(c)                     273,369
                                                          ---------------
                                                                  846,569
                                                          ---------------
CONSTRUCTION--SPECIAL TRADE CONTRACTORS (0.3%)
       9,800    Apogee Enterprises, Inc.                          121,275
       9,600    Insituform Technologies, Class A(a)               126,000
       5,900    Service Experts, Inc.(a)                          174,788
                                                          ---------------
                                                                  422,063
                                                          ---------------
DEPOSITORY INSTITUTIONS (7.8%)
       6,300    Anchor Bancorp Wisconsin                          126,788
      19,300    Astoria Financial Corp.(c)                        868,500
       5,400    Banknorth Group, Inc.                             180,225
       6,300    Carolina First Corp.                              157,106
       9,400    Centura Banks, Inc.                               639,200
       8,000    Commerce Bancorp, Inc.                            382,000
      20,800    Commercial Federal Corp.                          477,100

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
DEPOSITORY INSTITUTIONS (continued)

       7,900    Cullen/Frost Bankers, Inc.                $       423,638
      10,000    Downey Financial Corp.                            260,000
      10,600    First Midwest Bancorp, Inc.                       412,738
      10,600    FirstBank Puerto Rico                             290,175
      25,600    FirstMerit Corp.                                  672,000
      15,400    Hubco, Inc.                                       415,800
       3,500    JSB Financial, Inc.                               184,625
      18,200    Keystone Financial, Inc.                          589,225
       8,000    MAF Bancorp, Inc.                                 205,000
       6,200    Premier Bancshares, Inc.(c)                       144,925
       7,800    Queens County Bancorp, Inc.                       234,000
      10,900    Riggs National Corp.                              228,900
       7,300    Silicon Valley Bancshares(a)                      182,500
      14,400    St. Paul Bancorp, Inc.                            304,200
      12,000    Susquehanna Bancshares                            267,000
       9,545    TrustCo Bank Corp.                                267,260
       6,700    U.S. Trust Corp.                                  453,088
      15,100    UST Corp.                                         373,725
      15,200    United Bankshares, Inc.                           434,150
       8,000    Whitney Holding Corp.                             296,000
                                                          ---------------
                                                                9,469,868
                                                          ---------------
EATING & DRINKING PLACES (2.0%)
      10,800    Applebee's International, Inc.                    222,075
       6,500    CEC Entertainment, Inc.(a)                        192,563
      16,600    CKE Restaurants, Inc.(c)                          405,663
       7,100    Cheesecake Factory, Inc.(a)                       184,600
       7,400    Consolidated Products, Inc.(a)                    153,088
      13,900    Foodmaker, Inc.(a)                                269,313
       3,500    IHOP Corp.(a)                                     139,125
      10,800    Landry's Seafood Restaurants, Inc.(a)              87,750
       8,300    Luby's Cafeterias, Inc.                           131,763
      11,700    Ruby Tuesday, Inc.                                217,913
      14,800    Ryan's Family Steak Houses, Inc.(a)               168,350
      17,300    Shoney's, Inc.                                     29,194
       6,800    Sonic Corp.(a)                                    133,450
       8,200    TCBY Enterprises, Inc.                             63,550
       5,100    Taco Cabana, Inc., Class A(a)                      35,381
                                                          ---------------
                                                                2,433,778
                                                          ---------------
EDUCATIONAL SERVICES (0.5%)
      24,600    DeVry, Inc.(a)                                    648,825
                                                          ---------------
ELECTRIC, GAS & SANITARY SERVICES (4.7%)
       3,200    American States Water Co.                          90,400
       2,600    Aquarion Co.                                       97,663
      10,700    Atmos Energy Corp.                                327,688
       2,600    Bangor Hydro-Electric Co.(a)                       31,525
       3,900    Cascade Natural Gas Corp.                          71,419
       6,000    Central Hudson Gas & Electric Corp.               242,625
       4,100    Central Vermont Public Service Corp.               42,794
       4,800    CILCORP, Inc.                                     290,400
       7,600    Commonwealth Energy System                        292,600
       3,600    Connecticut Energy Corp.                          100,575
       3,200    Consumers Water Co.                               100,000
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
ELECTRIC, GAS & SANITARY SERVICES (continued)

       7,300    Eastern Utilities Associates              $       180,219
      10,400    Energen Corp.                                     187,200
       1,900    Green Mountain Power Corp.                         23,038
      10,500    KCS Energy, Inc.                                   42,000
       6,300    New Jersey Resources Corp.                        245,306
       8,800    Northwest Natural Gas Co.                         249,700
       4,800    Orange & Rockland Utilities, Inc.                 270,000
       3,600    Pennsylvania Enterprises, Inc.                     88,875
       9,800    Philadelphia Suburban Corp.                       248,063
      10,800    Piedmont Natural Gas Co.                          378,000
       7,200    Public Service Co. of North Carolina,
                  Inc.                                            175,050
      11,000    Sierra Pacific Resources                          396,000
      10,700    Southwest Gas Co.                                 254,125
       8,800    Southwestern Energy Co.                            66,000
       9,600    Superior Services, Inc.(a)                        176,400
       4,700    TNP Enterprises, Inc.                             178,600
       5,100    United Illuminating Co.                           255,956
      13,200    United Water Resources, Inc.                      273,900
      13,300    Wicor, Inc.                                       290,938
                                                          ---------------
                                                                5,667,059
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (9.2%)
       9,700    Allen Group, Inc.(a)                               67,294
      17,900    Aspect Telecommunications Corp.(a)                338,981
       9,600    BMC Industries, Inc.                               59,400
      13,200    Baldor Electric Co.                               263,175
       4,100    Benchmark Electronics, Inc.(a)                    102,500
       4,800    BroadBand Technologies, Inc.(a)                    21,900
      13,000    Burr-Brown Corp.(a)                               307,125
       3,400    C-Cor Electronics, Inc.(a)                         49,300
      13,300    C-Cube Microsystems, Inc.(a)(c)                   348,294
       4,800    CTS Corp.                                         169,200
      10,700    Cable Design Technologies Corp.(a)                197,281
       5,800    California Microwave, Inc.(a)                      70,325
       2,500    Centigram Communications Corp.(a)                  19,063
      11,500    Checkpoint Systems, Inc.(a)                       154,531
       5,300    Customtracks Corp.(a)                              46,375
       9,900    Dallas Semiconductor Corp.                        373,725
      21,800    Digital Microwave Corp.(a)                        128,075
       8,000    Dionex Corp.(a)                                   248,000
       4,000    Electro Scientific Industries, Inc.(a)            119,750
       7,800    Etec Systems, Inc.(a)                             256,425
       3,251    General Electric Co.                              294,234
      13,100    General Semiconductor, Inc.(a)                    132,638
       4,700    HADCO Corp.(a)                                    164,500
       6,600    Harman International Industries, Inc.             281,738
       3,700    Harmon Industries, Inc.                            92,500
       7,900    Helix Technology Corp.                             96,775
       7,000    Hutchinson Technology, Inc.(a)(c)                 216,563
       5,200    Innovex, Inc.(c)                                   83,200
       9,600    Inter-Tel, Inc.                                   230,400
       4,900    Intervoice, Inc.(a)                               125,563
      18,200    International Rectifier Corp.(a)                  170,625
       5,200    Itron, Inc.(a)(c)                                  34,775

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)

       6,600    Juno Lighting, Inc.                       $       154,275
      13,900    Kemet Corp.(a)                                    196,338
       6,000    Kuhlman Corp.                                     167,250
       8,300    Lattice Semiconductor Corp.(a)                    306,063
      12,600    Methode Electronics, Inc.                         171,675
       2,600    National Presto Industries, Inc.                  107,413
      12,100    Novellus Systems, Inc.(a)(c)                      600,463
       6,400    Oak Industries, Inc.(a)                           197,600
      15,400    P-COM, Inc.(a)                                     57,270
       3,700    Park Electrochemical Corp.                         70,994
       8,700    Photronics, Inc.(a)                               174,000
      13,600    Picturetel Corp.(a)                                96,900
       5,200    Plexus Corp.(a)                                   156,000
      17,300    Read-Rite Corp.(a)                                232,469
       3,300    Rival Co.                                          36,300
       7,600    Royal Appliance Manufacturing Co.(a)               35,150
      14,900    Sanmina Corp.(a)(c)                               742,206
       5,700    Speedfam International, Inc.(a)(c)                 86,569
       5,700    Standard Microsystems Corp.(a)                     42,750
       5,600    SymmetriCom, Inc.(a)                               34,650
       5,700    Technitrol, Inc.                                  172,069
       5,600    Thomas Industries, Inc.                            96,600
       2,800    Three-Five Systems, Inc.(a)                        28,000
      11,200    Unitrolde Corp.(a)                                189,700
      16,500    VLSI Technology, Inc.(a)                          188,719
       9,100    Valence Technology, Inc.(a)(c)                     86,450
      15,000    Vicor Corp.(a)                                    133,125
      26,000    Vitesse Semiconductor Corp.(a)                    926,250
       2,900    Watkins-Johnson Co.                                52,925
      15,400    Xylan Corp.(a)(c)                                 279,125
                                                          ---------------
                                                               11,083,528
                                                          ---------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES (2.3%)
      11,600    American Oncology Resources, Inc.(a)              129,775
      12,000    Billing Information Concepts Corp.(a)             153,000
      17,100    Bio-Technology General Corp.(a)                   115,425
      13,300    Blount International, Inc., Class A               307,563
       7,100    CDI Corp.(a)                                      190,369
       8,600    COR Therapeutics, Inc.(a)                         101,050
      10,200    Cephalon, Inc.(a)                                  75,863
       8,100    Franklin Covey Co.(a)                             151,875
       9,500    Incyte Pharmaceuticals, Inc.(a)                   296,875
       7,500    NFO Worldwide, Inc.(a)                             94,688
       4,400    Pharmaceuticals Marketing Services,
                  Inc.(a)                                          45,650
       8,300    Pharmaceutical Product Development,
                  Inc.(a)(c)                                      237,588
       8,000    Pre-Paid Legal Services(a)                        208,000
      11,000    Regeneron Pharmaceuticals, Inc.(a)                 90,750
       4,500    Stone & Webster, Inc.                             153,000
       8,600    U. S. Bioscience, Inc.(a)                          65,038
      18,200    Whittman-Hart, Inc.(a)                            401,538
                                                          ---------------
                                                                2,818,047
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT
(0.9%)
       4,500    Alliant Techsystems, Inc.(a)              $       342,844
      12,800    AptarGroup, Inc.                                  357,600
       2,700    Butler Manufacturing Co.                           62,775
      11,000    Griffon Corp.(a)                                  105,875
       3,000    Insteel Industries, Inc.                           16,875
       5,500    Material Sciences Corp.(a)                         49,500
       9,600    Strum, Ruger & Co., Inc.                          121,800
                                                          ---------------
                                                                1,057,269
                                                          ---------------
FOOD & KINDRED PRODUCTS (1.6%)
       6,700    Canandaigua Brands, Inc.(a)                       333,325
       3,000    Coca-Cola Bottling Co.                            174,188
      12,600    Corn Products International, Inc.                 353,588
      15,200    Earthgrains Co.                                   488,300
       3,200    J & J Snack Foods Corp.(a)                         66,800
      11,500    Ralcorp Holdings, Inc.(a)                         201,250
      13,300    Smithfield Foods, Inc.(a)                         351,619
                                                          ---------------
                                                                1,969,070
                                                          ---------------
FOOD STORES (0.4%)
       4,200    Au Bon Pain Co., Inc.(a)                           26,250
       9,400    Whole Foods Market, Inc.(a)(c)                    437,100
                                                          ---------------
                                                                  463,350
                                                          ---------------
FURNITURE & FIXTURES (0.7%)
       4,600    Bassett Furniture Industries, Inc.                116,150
      10,200    Ethan Allen Interiors, Inc.                       402,900
      18,900    LA-Z-BOY, Inc,                                    316,575
                                                          ---------------
                                                                  835,625
                                                          ---------------
GENERAL MERCHANDISE STORES (0.7%)
      18,700    Casey's General Stores, Inc.                      259,463
       2,700    GC Cos., Inc.(a)                                  108,675
       4,500    Gottschalks, Inc.(a)                               33,750
       9,300    Shopko Stores, Inc.(a)                            299,925
      16,200    Stein Mart, Inc.(a)                               139,220
                                                          ---------------
                                                                  841,033
                                                          ---------------
HEALTH SERVICES (3.9%)
       8,400    Access Health, Inc.(a)                            301,350
       3,500    Chemed Corp.                                      118,563
      20,800    Coventry Health Care, Inc.(a)                     154,700
       4,500    Curative Health Services, Inc.(a)                 129,375
       8,700    Enzo Biochem, Inc.(a)                             114,731
      12,000    Express Scripts, Inc.(a)                          660,000
      12,500    Genesis Health Ventures, Inc.(a)                  119,531
      13,700    Idexx Laboratories, Inc.(a)                       356,200
      19,200    Integrated Health Services, Inc.(a)(c)            214,800
      11,200    Magellan Health Services, Inc.(a)                 105,000
      25,200    Mariner Health Group, Inc.(a)                     108,675
       8,200    MedQuist, Inc.(a)(c)                              249,075
      16,900    Orthodontic Centers of America, Inc.(a)           323,213
       5,400    Pediatrix Medical Group, Inc.(a)                  289,913
      27,800    Phycor, Inc.(a)                                   170,275

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
HEALTH SERVICES (continued)

      14,100    Renal Care Group, Inc.(a)                 $       378,938
       9,800    Sierra Health Services, Inc.(a)                   224,175
       3,900    Syncor International Corp.(a)                      93,600
      11,600    Universal Health Services, Inc.(a)                622,050
                                                          ---------------
                                                                4,734,164
                                                          ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION-- CONTRACTORS (0.2%)
      19,200    Morrison Knudsen Corp.(a)                         184,800
                                                          ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (1.3%)
      13,500    Bombay Co., Inc.(a)                                66,656
       6,100    Lechters, Inc.(a)                                  18,491
      13,800    Linens 'N Things, Inc.(a)                         422,625
       7,000    MicroAge, Inc.(a)                                 122,500
      35,000    Pier 1 Imports, Inc.                              376,250
      19,700    Williams-Sonoma, Inc.(a)                          582,381
                                                          ---------------
                                                                1,588,903
                                                          ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES (0.4%)
      16,100    Aztar Corp.(a)                                     81,506
      10,700    Marcus Corp.                                      161,838
      10,300    Primadonna Resorts, Inc.(a)                        77,250
      18,700    Prime Hospitality Corp.(a)                        163,625
                                                          ---------------
                                                                  484,219
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (4.3%)
      15,800    Anixter International, Inc.(a)                    260,700
       8,600    Applied Magnetics Corp.(a)(c)                      63,963
      13,700    Applied Power, Inc.                               488,063
       3,300    Astec Industries, Inc.(a)                         171,188
       9,100    Auspex Systems, Inc.(a)                            34,125
       7,400    BancTec, Inc.(a)                                   97,588
       5,700    Dialogic Corp.(a)                                 128,250
       7,000    Electroglas, Inc.(a)                              101,500
       8,000    Exabyte Corp.(a)                                   59,500
      13,800    Fedders Corp.                                      76,763
       5,300    Flow International Corp.(a)                        56,975
       5,700    Gardner Denver, Inc.(a)                            90,488
       7,800    Global Industrial Technologies, Inc.(a)            65,325
       7,100    Graco, Inc.                                       197,025
      19,000    Komag, Inc.(a)                                    137,750
       8,300    Kulicke & Soffa Industries, Inc.(a)               141,619
       4,900    Lindsay Manufacturing Co.                          73,500
       6,100    Manitowoc Co., Inc.                               242,475
       5,700    Micros Systems, Inc.(a)                           162,450
      11,700    National Instruments Corp.(a)                     339,300
      17,300    Paxar Corp.(a)                                    181,650
       3,900    Robbins & Myers, Inc.                              78,000
       4,500    SPS Technologies, Inc.(a)                         257,625
       6,600    Scott Technologies, Inc., Class A(a)              102,300
      11,900    Snyder Oil Corp.                                  153,213
       5,700    Telxon Corp.                                      153,900
       4,600    Toro Co.                                          121,900
       7,500    Ultratech Stepper, Inc.(a)(c)                     139,688
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)

       9,400    Valmont Industries, Inc.                  $       151,575
       3,100    Walbro Corp.                                       23,250
       8,700    Watsco, Inc.                                      156,056
       8,200    Xircom, Inc.(a)                                   247,538
      11,100    Zebra Technologies Corp.(a)                       372,544
                                                          ---------------
                                                                5,127,786
                                                          ---------------
INSURANCE AGENTS, BROKERS & SERVICES (0.3%)
       6,100    Arthur J. Gallagher & Co.                         282,888
       4,300    Hilb, Rogal, and Hamilton Co.                      81,431
                                                          ---------------
                                                                  364,319
                                                          ---------------
INSURANCE CARRIERS (5.2%)
      15,300    American Bankers Insurance Group, Inc.            694,238
       8,100    CMAC Investment Corp.(c)                          390,825
      11,300    Capital Re Corp.                                  223,175
       5,700    Commonwealth Industries, Inc.                      54,863
       3,600    Compdent Corp.(a)                                  37,575
       7,242    Delphi Financial Group, Class A(a)                338,111
      13,300    Enhance Financial Services Group,
                  Inc.(c)                                         390,688
       3,900    Executive Risk, Inc.                              210,600
       8,900    Fidelity National Financial, Inc.                 292,031
      20,300    First American Financial Corp.                    621,688
      12,400    Fremont General Corp.                             624,650
      13,300    Frontier Insurance Group, Inc.                    188,694
       6,100    Life Re Corp.                                     574,544
      13,900    Mutual Risk Management Ltd.(c)                    509,956
       6,500    NAC Re Corp.                                      310,375
       9,800    Orion Capital Corp.                               354,025
      10,300    Selective Insurance Group, Inc.                   194,413
       4,300    Trenwick Group, Inc.                              136,525
       6,100    Zenith National Insurance Corp.                   148,688
                                                          ---------------
                                                                6,295,664
                                                          ---------------
LEATHER & LEATHER PRODUCTS (0.7%)
       6,400    Brown Group, Inc.                                 114,800
       9,400    Justin Industries, Inc.                           121,025
       1,900    K-Swiss, Inc.                                      54,150
      16,800    Stride Rite Corp.                                 149,100
       4,100    Timberland Co.                                    167,844
      15,500    Wolverine World Wide, Inc.                        211,188
                                                          ---------------
                                                                  818,107
                                                          ---------------
LOCAL & SUBURBAN TRANSIT & INTERURBAN HIGHWAY PASSENGER TRANSPORTATION
(0.0%)
       5,000    Rural/Metro Corp.(a)                               51,250
                                                          ---------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE (0.7%)
      17,000    Champion Enterprises, Inc.(a)                     379,313
      16,600    Oakwood Homes Corp.                               247,963
       3,300    Skyline Corp.                                     107,250
       5,700    TJ International, Inc.                            134,663
                                                          ---------------
                                                                  869,189
                                                          ---------------

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (3.3%)
       7,100    ADAC Laboratories(a)                      $       184,600
       3,300    Amcast Industrial Corp.                            57,956
       4,500    Analogic Corp.                                    159,750
       8,900    Avid Technology, Inc.(a)                          212,488
      10,800    Ballard Medical Products                          234,900
       4,800    Circon Corp.(a)                                    69,900
       8,400    Coherent, Inc.(a)                                 106,050
       5,300    Cooper Cos., Inc.(a)                              112,625
       7,200    Cygnus, Inc.(a)                                    34,650
       6,200    Daniel Industries, Inc.                            67,813
       5,500    Datascope Corp.(a)                                121,688
       4,900    Diagnostic Products Corp.                         126,788
       4,700    Hologic, Inc.(a)                                   61,394
      17,900    Input/Output, Inc.(a)                             146,556
       4,400    Integrated Circuit Systems, Inc.(a)                63,250
       4,500    Intermagnetics General Corp.(a)                    28,969
      10,600    Invacare Corp.                                    253,738
       5,700    Ionics, Inc.(a)                                   179,194
       8,800    Mentor Corp.                                      162,800
       6,600    Molecular Biosystems, Inc.(a)                      22,275
       2,400    Nashua Corp.(a)                                    40,050
       7,300    ReSound Corp.(a)                                   38,325
      11,500    Respironics, Inc.(a)                              217,063
      11,100    Roper Industries, Inc.                            206,044
       8,800    Sola International, Inc.(a)                       139,700
       3,300    SpaceLabs Medical, Inc.(a)                         59,194
      11,100    Summit Technology, Inc.(a)                         43,013
      15,200    Sunrise Medical, Inc.(a)                          193,800
       8,100    Trimble Navigation Ltd.(a)                         72,394
       5,400    VISX, Inc.(a)                                     393,525
       4,000    Whittaker Corp.(a)                                 55,000
       7,500    X-Rite, Inc.                                       65,625
                                                          ---------------
                                                                3,931,117
                                                          ---------------
METAL MINING (1.6%)
       5,800    Brush Wellman, Inc.                                93,525
       7,800    Coeur D'Alene Mines Corp.(a)                       39,488
      12,400    Dekalb Genetics Corp., Class B(c)               1,236,900
      10,900    Getchell Gold Corp.(a)                            178,488
      11,100    Glamis Gold Ltd.(a)                                24,281
      19,600    Hecla Mining Co.(a)                                82,075
       7,300    Stillwater Mining Co.(a)                          266,906
                                                          ---------------
                                                                1,921,663
                                                          ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS (0.1%)
       9,900    AMCOL International Corp.                         105,188
                                                          ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (0.3%)
       5,900    Cross (A.T.) Co.                                   42,038
      10,200    Jan Bell Marketing, Inc.(a)                        47,175
       5,900    K2, Inc.                                           67,113
       5,600    Lydall, Inc.(a)                                    71,050
       7,900    Russ Berrie & Co., Inc.                           178,738
                                                          ---------------
                                                                  406,114
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

MISCELLANEOUS RETAIL (1.0%)
       6,200    Books-A-Million, Inc.(a)(c)               $       182,900
       8,900    Cash America International, Inc.                  150,188
       2,600    Damark International, Inc., Class A(a)             18,200
       7,400    Hancock Fabrics, Inc.                              62,438
       6,700    Jo-Ann Stores, Inc.(a)                            105,525
       3,300    Lillian Vernon Corp.                               50,531
      10,500    Michaels Stores, Inc.(a)(c)                       189,000
      11,300    Sports Authority, Inc.(a)                          73,450
      12,900    Zale Corp.(a)                                     369,263
                                                          ---------------
                                                                1,201,495
                                                          ---------------
MOTION PICTURES (0.1%)
       4,000    Carmike Cinemas, Inc.(a)                           80,000
                                                          ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (1.1%)
      11,200    American Freightway Corp.(a)                      100,800
       7,000    Arkansas Best Corp.(a)                             41,125
       6,000    Frozen Food Express Industries, Inc.               47,250
      10,600    Heartland Express, Inc.(a)                        181,525
       3,900    Landstar Systems, Inc.(a)                         159,900
       4,400    M.S. Carriers, Inc.(a)                            107,800
       9,300    USFreightways Corp.(c)                            249,938
      17,000    Werner Enterprises, Inc.                          279,438
       9,300    Yellow Corp.(a)                                   149,963
                                                          ---------------
                                                                1,317,739
                                                          ---------------
NONDEPOSITORY CREDIT INSTITUTIONS (0.3%)
      21,600    AmeriCredit Corp.(a)(c)                           298,350
                                                          ---------------
OIL & GAS EXTRACTION (2.1%)
      10,500    Benton Oil & Gas Co.(a)                            39,375
       8,800    Cabot Oil & Gas Corp.                             135,850
      16,000    Cross Timbers Oil Co.                             182,000
      11,500    Devon Energy Corp.(c)                             378,781
       6,700    HS Resources, Inc.(a)                              58,206
      12,800    Newfield Exploration Co.(a)                       249,600
       8,200    Oceaneering International, Inc.(a)                101,988
       6,000    Plains Resources, Inc.(a)                         106,500
      14,200    Pogo Producing Co.                                165,075
       7,500    Pool Energy Services Co.(a)                        84,375
      17,800    Pride International, Inc.(a)                      134,613
       7,200    Remington Oil & Gas Corp.(a)                       27,900
      36,400    Santa Fe Energy Resources, Inc.(a)                279,825
       8,000    Seitel, Inc.(a)                                   107,000
       3,900    St. Mary Land & Exploration Co.                    74,100
       4,800    Tetra Technologies, Inc.(a)                        60,600
      16,100    Turboscope Vetco International Corp.(a)           133,831
      18,300    Vintage Petroleum, Inc.                           188,719
       3,200    Wiser Oil Co.                                      10,400
                                                          ---------------
                                                                2,518,738
                                                          ---------------
PAPER & ALLIED PRODUCTS (0.5%)
      13,100    Buckeye Technologies, Inc.(a)                     255,450
       4,800    Pope & Talbot, Inc.                                47,400
       4,200    Republic Group, Inc.                               72,188
       5,700    Schweitzer-Mauduit International, Inc.            104,025

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
PAPER & ALLIED PRODUCTS (continued)

       9,600    Shorewood Packaging Corp.(a)              $       142,200
                                                          ---------------
                                                                  621,263
                                                          ---------------
PERSONAL SERVICES (0.7%)
       3,300    Angelica Corp.                                     60,019
       3,500    CPI Corp.                                          74,813
       7,300    G & K Services, Inc.                              368,650
       8,400    Regis Corp.                                       281,400
                                                          ---------------
                                                                  784,882
                                                          ---------------
PETROLEUM REFINING & RELATED INDUSTRIES (0.1%)
       5,600    WD-40 Co.                                         173,600
                                                          ---------------
PRIMARY METAL INDUSTRIES (1.7%)
       9,200    Belden, Inc.                                      155,250
      10,500    Birmingham Steel Corp.                             51,188
      17,500    CommScope, Inc.(a)                                265,781
       6,000    IMCO Recycling, Inc.                               89,625
       9,100    Intermet Corp.                                    124,556
      12,600    Mueller Industries, Inc.(a)                       287,438
       8,700    Northwestern Steel & Wire Co.(a)                   11,419
       5,000    Quanex Corp.                                       89,688
      14,600    RTI International Metals, Inc.(a)(c)              219,913
       3,800    Steel Technologies, Inc.                           31,588
       7,500    Texas Industries, Inc.                            217,031
      12,800    Tredegar Industries, Inc.                         299,200
       6,700    WHX Corp.(a)(c)                                    70,769
       5,000    Wolverine Tube, Inc.(a)                           112,188
                                                          ---------------
                                                                2,025,634
                                                          ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (1.7%)
      13,100    Bowne & Co., Inc.                                 219,425
       4,600    Consolidated Graphics, Inc.(a)                    264,788
       5,800    Gibson Greetings, Inc.(a)                          63,800
      11,000    John H. Harland Co.                               167,750
       5,800    Merrill Corp.                                      98,600
       4,900    New England Business Services, Inc.               156,800
       5,400    Thomas Nelson, Inc.                                71,213
      13,700    Valassis Communications, Inc.(a)                  587,388
      13,700    World Color Press, Inc.(a)                        407,575
                                                          ---------------
                                                                2,037,339
                                                          ---------------
RAILROAD TRANSPORTATION (0.0%)
       3,300    Railtex, Inc.(a)                                   40,013
                                                          ---------------
RUBBER & MISCELLANEOUS PLASTIC PRODUCTS (0.5%)
       5,500    O'Sullivan Corp.                                   53,625
      19,300    Safeskin Corp.(a)                                 366,700
       6,000    Standard Products Co.                             111,750
       7,700    Titan International, Inc.                          76,519
                                                          ---------------
                                                                  608,594
                                                          ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (2.4%)
      15,700    Amresco, Inc.(a)                                  114,806
       4,400    Dain Rauscher Corp.                               163,900
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)

      19,500    E*TRADE Group, Inc.(a)(c)                 $       527,719
      12,800    Eaton Vance Corp.                                 311,200
      19,600    Legg Mason, Inc.                                  584,325
       9,000    Pioneer Group, Inc                                164,250
      17,200    Raymond James Financial, Inc.                     425,700
       6,300    SEI Investments Co.                               581,175
                                                          ---------------
                                                                2,873,075
                                                          ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS (1.0%)
       6,700    Florida Rock Industries, Inc.                     196,394
      25,500    Gentex Corp.(a)                                   468,563
       6,300    Libbey, Inc.                                      194,119
       3,400    Lone Star Industries, Inc.(c)                     257,338
       4,700    Standex International Corp.                       109,863
                                                          ---------------
                                                                1,226,277
                                                          ---------------
TEXTILE MILL PRODUCTS (1.3%)
       9,300    Cone Mills Corp.(a)                                42,431
       8,700    Delta Woodside Industries, Inc.                    43,500
       4,000    Dixie Group, Inc.                                  28,250
       4,200    Galey & Lord, Inc.(a)                              45,413
       9,100    Guilford Mills, Inc.                              131,381
      18,600    Interface, Inc.                                   232,500
       3,800    Johnston Industries, Inc.(a)                       14,963
      20,300    Mohawk Industries, Inc.(a)                        757,444
       3,100    Oxford Industries, Inc.                            89,513
      10,900    Triarc Cos., Inc.(a)                              175,763
      10,600    Tultex Corp.(a)                                    11,263
                                                          ---------------
                                                                1,572,421
                                                          ---------------
TRANSPORTATION BY AIR (1.0%)
      23,600    Comair Holdings, Inc.                             722,750
      10,100    Mesa Air Group, Inc.(a)                            80,800
       7,800    Offshore Logistics, Inc.(a)                        97,013
       7,200    Pittston BAX Group                                 62,550
       8,600    Skywest, Inc.                                     232,738
                                                          ---------------
                                                                1,195,851
                                                          ---------------
TRANSPORTATION EQUIPMENT (2.4%)
       8,400    A. O. Smith Corp.                                 208,950
       9,800    AAR Corp.                                         247,450
       9,900    Arctic Cat, Inc.                                  103,950
       8,200    BE Aerospace, Inc.(a)                             194,750
       8,700    Clarcor, Inc.                                     163,669
      10,200    Halter Marine Group, Inc.(a)                       70,763
       4,300    Huffy Corp.                                        62,350
      15,700    JLG Industries, Inc.                              258,069
      13,000    Orbital Sciences Corp.(a)                         497,250
       9,200    Polaris Industries, Inc.                          320,850
       7,400    Regal-Beloit Corp.                                185,000
       6,500    Simpson Industries, Inc.                           68,250
       4,500    Spartan Motors, Inc.                               28,688
       4,700    Standard Motor Products, Inc.                     107,219
       4,300    Thor Industries, Inc.                             102,663

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
TRANSPORTATION EQUIPMENT (continued)

       8,100    Wabash National Corp.                     $       151,875
       8,200    Winnebago Industies, Inc.                          98,400
                                                          ---------------
                                                                2,870,146
                                                          ---------------
TRANSPORTATION SERVICES (0.6%)
      12,300    Air Express International Corp.                   273,675
       8,700    Expeditors International of Washington,
                  Inc.                                            334,950
      12,700    Fritz Companies, Inc.(a)                          123,031
                                                          ---------------
                                                                  731,656
                                                          ---------------
WATER TRANSPORTATION (0.1%)
       7,500    Kirby Corp.(a)                                    149,063
                                                          ---------------
WHOLESALE TRADE--DURABLE GOODS (2.9%)
       7,800    Applied Industrial Technologies, Inc.             109,200
       7,100    Barnes Group, Inc.                                219,656
       3,300    Bell Industries, Inc.(a)                           34,444
       4,400    Building Materials Holding Corp.(a)                54,175
       5,000    Castle (A.M.) & Co.                                96,250
       5,300    Commercial Metals Co.                             134,156
       4,900    Digi International, Inc.(a)                        63,700
       1,800    Global Motorsport Group(a)                         34,875
       9,800    Ha-Lo Industries, Inc.(a)                         312,988
       8,200    Hughes Supply, Inc.                               227,550
       5,700    Insight Enterprises, Inc.(a)                      240,113
       8,400    Kaman Corp., Class A                              136,500
       9,700    Kent Electronics Corp.(a)                         137,619
       4,000    Lawson Products, Inc.                              92,000
       5,900    Marshall Industries(a)                            153,400
      11,600    Owens & Minor, Inc. Holding Co.                   198,650
      11,800    Patterson Dental Co.(a)                           491,175
       9,400    Pioneer-Standard Electronics, Inc.(c)             102,225
       6,700    Reliance Steel & Alumuminum Co.                   205,188
       2,900    Swiss Army Brands, Inc.(a)                         30,088
       7,500    TBC Corp.(a)                                       52,500
       7,400    Universal Forest Products, Inc.                   147,076
       4,500    Vital Signs, Inc.                                  76,500
       6,800    Wynn's International, Inc.                        150,875
                                                          ---------------
                                                                3,500,903
                                                          ---------------
WHOLESALE TRADE--NONDURABLE GOODS (1.7%)
      11,300    Barrett Resources Corp.(a)                        276,144
       7,800    Bindley Western Industries, Inc.                  301,275
       9,000    Caraustar Industries, Inc.                        239,063
      15,800    DIMON, Inc.                                       129,363
      13,600    Fleming Cos., Inc.                                136,850
       4,300    LSB Industries, Inc.                               14,781
      11,800    Men's Wearhouse, Inc.(a)(c)                       298,688
       6,500    Myers Industries, Inc.                            146,250
       7,000    NCS HealthCare, Inc.(a)                           141,750
       4,000    Nash-Finch Co.                                     58,250
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
WHOLESALE TRADE--NONDURABLE GOODS (continued)

      16,900    Richfood Holdings, Inc.                   $       313,706
                                                          ---------------
                                                                2,056,120
                                                          ---------------

TOTAL COMMON STOCKS
  (COST $135,245,282)                                         115,909,451
                                                          ---------------
REPURCHASE AGREEMENT (4.0%)
$  4,810,392    NationsBanc Montgomery Securities, Inc.,
                  5.50%, 12/1/98, to be repurchased at
                  $4,811,127 (cost $4,810,392)(d)               4,810,392
                                                          ---------------
U.S. TREASURY BILLS (0.3%)
     150,000    5.11% yield, 4/29/99                              147,335
     190,000    3.80% yield, 9/16/99                              183,651
                                                          ---------------

TOTAL U.S. TREASURY BILLS (COST $331,051)                         330,986
                                                          ---------------

TOTAL INVESTMENTS (100%) (COST $140,386,725)              $   121,050,829
                                                          ---------------
                                                          ---------------
FINANCIAL FUTURES CONTRACTS(f)

                                                                  UNREALIZED
POSITION      CONTRACTS                    INDEX                     GAIN
---------  ---------------  -----------------------------------  -------------
Long                 25     Russell 2000 Index Expiring
                              December 18, 1998 (notional value
                              $4,970,625)                        $     698,925

---------------------------------------------------------------
                 SMALL COMPANY STOCK PORTFOLIO
---------------------------------------------------------------
COMMON STOCKS (90.8%)
AGRICULTURAL PRODUCTION--LIVESTOCK & ANIMAL SPECIALTIES (2.0%)
 135,100   Michael Foods,   $                         3,394,387
             Inc.
                                                ---------------
APPAREL & ACCESSORY STORES (0.5%)
  46,675   Claire's                                     793,475
             Stores, Inc.
                                                ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
MATERIALS (1.8%)
 124,975   Oshkosh B'Gosh,                            2,999,400
             Inc.
                                                ---------------
BUSINESS SERVICES (13.4%)
 106,900   Acxiom                                     2,525,512
             Corp.(a)(c)
 129,300   Ciber,                                     2,917,331
             Inc.(a)(c)
  60,400   Computer Task                              1,630,800
             Group, Inc.
  29,600   Envoy                                      1,180,300
             Corp.(a)(c)
  65,700   International                              1,617,863
           Telecommunication
             Data Systems,
             Inc.(a)
 125,550   MAPICS, Inc.(a)                            2,440,378
  66,500   QuadraMed                                  1,596,000
             Corp.(a)(c)
 137,250   Sykes                                      2,779,313
             Enterprises,
             Inc.(a)
 160,600   Systems &                                  2,930,950
             Computers
           Technologies(a)
  93,000   True North                                 2,615,625
           Communications,
             Inc.
                                                ---------------
                                                     22,234,072
                                                ---------------
CHEMICALS & ALLIED PRODUCTS (1.8%)
  71,300   Barr                                       3,012,425
             Laboratories,
             Inc.(a)
                                                ---------------

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                SMALL COMPANY STOCK PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

COMMUNICATIONS (3.1%)
     114,400    COMSAT Corp.                              $     4,075,500
      48,800    MasTec, Inc.(a)                                 1,134,600
                                                          ---------------
                                                                5,210,100
                                                          ---------------
DEPOSITORY INSTITUTIONS (7.4%)
      74,900    BancWest Corp.                                  3,239,425
     126,991    Downey Financial Corp.                          3,301,766
      15,000    GBC Bancorp                                       373,125
      89,800    Webster Financial Corp.                         2,491,950
      78,700    Westamerica Bancorp(c)                          2,843,037
                                                          ---------------
                                                               12,249,303
                                                          ---------------
EATING & DRINKING PLACES (6.1%)
      65,000    CEC Entertainment, Inc.(a)                      1,925,625
     110,400    CKE Restaurants, Inc.                           2,697,900
     229,150    Foodmaker, Inc.(a)                              4,439,781
     161,100    Rainforest Cafe, Inc.(a)                        1,117,632
                                                          ---------------
                                                               10,180,938
                                                          ---------------
ELECTRIC, GAS & SANITARY SERVICES (6.7%)
     100,000    AGL Resources, Inc.                             2,156,250
      39,550    CILCORP, Inc.                                   2,392,775
     215,150    El Paso Electric Co.(a)                         1,990,137
      55,900    Sierra Pacific Resources                        2,012,400
     146,964    Stericycle, Inc.(a)                             2,626,982
                                                          ---------------
                                                               11,178,544
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (4.2%)
      48,075    Harman International Industries, Inc.           2,052,202
     212,300    Rayovac Corp.(a)                                4,909,437
                                                          ---------------
                                                                6,961,639
                                                          ---------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES SERVICES
(2.4%)
     146,300    A.C. Nielson Corp.(a)(c)                        4,032,394
                                                          ---------------
FOOD & KINDRED PRODUCTS (2.0%)
      38,118    Corn Products International, Inc.               1,069,686
     101,300    Fresh Del Monte Produce (a)(c)                  2,228,600
                                                          ---------------
                                                                3,298,286
                                                          ---------------
HEALTH SERVICES (5.7%)
     101,900    Access Health, Inc.(a)                          3,655,662
     151,200    American Retirement Corp.(a)(c)                 2,371,950
     294,400    Phycor, Inc.(a)                                 1,803,200
      45,900    Trigon Healthcare, Inc.(a)                      1,701,169
                                                          ---------------
                                                                9,531,981
                                                          ---------------
HOLDING & OTHER INVESTMENT OFFICES (1.8%)
     276,500    Sunstone Hotel Investors, Inc.                  2,937,813
                                                          ---------------
HOSPITAL SUPPLY (2.3%)
     141,200    Maxxim Medical, Inc.(a)                         3,847,700
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                SMALL COMPANY STOCK PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES (1.0%)
      67,781    FelCor Lodging Trust, Inc.                $     1,614,035
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (0.7%)
      74,700    Brooks Automation, Inc.(a)                      1,195,200
                                                          ---------------
INSURANCE CARRIERS (1.3%)
     115,200    HCC Insurance Holdings, Inc.                    2,138,400
                                                          ---------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (0.3%)
      22,600    Cohu, Inc.                                        514,150
                                                          ---------------
MISCELLANEOUS RETAIL (7.0%)
     311,500    Cash America International, Inc.                5,256,563
     131,600    Guitar Center, Inc.(a)(c)                       3,010,350
     100,000    Musicland Stores Corp.(a)                       1,693,750
     156,600    OfficeMax, Inc.(a)                              1,663,875
                                                          ---------------
                                                               11,624,538
                                                          ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (1.0%)
      76,000    Swift Transportation, Inc.(a)                   1,667,250
                                                          ---------------
NONDEPOSITORY CREDIT INSTITUTIONS (1.7%)
     177,100    Medallion Financial Corp.                       2,745,050
                                                          ---------------
OIL & GAS EXTRACTION (4.8%)
     127,000    Basin Exploration, Inc.(a)                      1,476,375
     257,100    EEX Corp.(a)                                      915,919
     134,100    Ocean Energy, Inc.(a)(c)                        1,089,562
     210,900    Tetra Technologies, Inc.(a)(c)                  4,428,900
                                                          ---------------
                                                                7,910,756
                                                          ---------------
PAPER & ALLIED PRODUCTS (2.3%)
     193,975    Ivex Packaging Corp.(a)                         3,782,513
                                                          ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (2.8%)
     108,950    Valassis Communications, Inc.(a)                4,671,231
                                                          ---------------
TRANSPORTATION EQUIPMENT (0.5%)
      25,900    MotivePower Industries, Inc.(a)                   788,331
                                                          ---------------
WHOLESALE TRADE--DURABLE GOODS (4.9%)
     168,000    Keystone Automotive Industries, Inc.(a)         3,202,500
     200,300    SCP Pool Corp.(a)                               3,104,650
      53,300    Henry Schein, Inc.(a)                           1,892,150
                                                          ---------------
                                                                8,199,300
                                                          ---------------
WHOLESALE TRADE--NON-DURABLE GOODS (1.3%)
      84,600    United Stationers, Inc.(a)                      2,241,900
                                                          ---------------

TOTAL COMMON STOCKS (COST $139,679,668)                       150,955,111
                                                          ---------------
REPURCHASE AGREEMENT (9.2%)
  15,309,274    NationsBanc Montgomery Securities, Inc.,
                  5.50%, 12/1/98 to be repurchased at
                  $15,311,613 (cost $15,309,274)(d)            15,309,274
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $154,988,942)            $   166,264,385
                                                          ---------------
                                                          ---------------

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                        SMALL CAP VALUE PORTFOLIO
-----------------------------------------------------------------
COMMON STOCKS (93.9%)
APPAREL & ACCESSORY STORES (5.1%)
      52,270    AnnTaylor Stores Corp.(a)(c)              $     1,721,644
      69,390    Intimate Brands, Inc.                           1,999,299
      72,600    Talbots, Inc.(c)                                1,851,300
                                                          ---------------
                                                                5,572,243
                                                          ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS
(4.3%)
      52,100    Columbia Sportswear Co.(a)                      1,159,225
      67,920    Nautica Enterprises, Inc.(a)                    1,337,175
      50,650    Phillips-Van Heusen Corp.(c)                      354,550
      52,150    Pillowtex Corp.(c)                              1,760,062
                                                          ---------------
                                                                4,611,012
                                                          ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING (1.5%)
     135,360    Rollins Truck Leasing                           1,624,320
                                                          ---------------
BUILDING CONSTRUCTION--GENERAL CONTRACTORS & OPERATIVE BUILDERS (3.9%)
      42,600    Centex Corp.                                    1,520,288
      41,910    NVR, Inc.(a)                                    1,650,206
      39,780    Ryland Group, Inc.                              1,056,656
                                                          ---------------
                                                                4,227,150
                                                          ---------------
BUSINESS SERVICES (10.2%)
     111,660    Avant! Corp.(a)(c)                              1,863,326
      67,700    Check Point Software Technologies
                  Ltd.(a)(c)                                    2,196,019
      93,570    Data Dimensions, Inc.(a)(c)                     1,193,018
     111,000    Personnel Group of America, Inc.(a)(c)          1,831,500
      53,801    Project Software & Development, Inc.(a)         1,620,755
      85,700    THQ, Inc.(a)(c)                                 2,399,600
                                                          ---------------
                                                               11,104,218
                                                          ---------------
CHEMICALS & ALLIED PRODUCTS (0.9%)
      58,000    Twinlab Corp.(a)                                  964,250
                                                          ---------------
DEPOSITORY INSTITUTIONS (2.9%)
      83,200    FirstFed Financial Corp.(a)                     1,476,800
      68,660    Flagstar Bancorp, Inc.                          1,665,005
                                                          ---------------
                                                                3,141,805
                                                          ---------------
EATING & DRINKING PLACES (5.0%)
      91,750    Foodmaker, Inc.(a)                              1,777,656
     103,400    Ruby Tuesday, Inc.                              1,925,825
      86,425    Sonic Corp.(a)                                  1,696,091
                                                          ---------------
                                                                5,399,572
                                                          ---------------
ELECTRIC, GAS & SANITARY SERVICES (1.6%)
      74,300    Calpine Corp.(a)                                1,783,200
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (4.9%)
      74,000    C-Cube Microsystems, Inc.(a)(c)                 1,937,875
     179,260    International Fibercom, Inc.(a)                 1,434,080

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL CAP VALUE PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)

      46,060    Teleflex, Inc.                            $     1,957,550
                                                          ---------------
                                                                5,329,505
                                                          ---------------
FABRICATED METAL PRODUCTS (3.3%)
      55,980    AptarGroup, Inc.                                1,563,941
      86,400    Tower Automotive, Inc.(a)(c)                    1,965,600
                                                          ---------------
                                                                3,529,541
                                                          ---------------
FOOD & KINDRED PRODUCTS (1.6%)
      35,530    Canandaigua Brands, Inc.(a)                     1,767,617
                                                          ---------------
FURNITURE & FIXTURES (2.8%)
      83,340    La-Z-Boy, Inc.                                  1,395,945
      82,240    Winsloew Furniture, Inc.(a)                     1,639,660
                                                          ---------------
                                                                3,035,605
                                                          ---------------
HEALTH SERVICES (1.7%)
     104,750    RehabCare Group, Inc.(a)(c)                     1,878,953
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (8.2%)
      78,710    Detroit Diesel Corp.(a)                         1,628,313
      57,595    Graco, Inc.                                     1,598,261
      56,920    Kaydon Corp.                                    2,009,988
      50,060    Pentair, Inc.                                   1,886,636
      62,890    Terex Corp.(a)                                  1,760,920
                                                          ---------------
                                                                8,884,118
                                                          ---------------
INSURANCE AGENTS, BROKERS & SERVICE (1.6%)
      42,610    E.W. Blanch Holdings, Inc.                      1,707,063
                                                          ---------------
INSURANCE CARRIERS (3.1%)
      46,394    Fidelity National Financial, Inc.               1,522,303
      30,250    LandAmerica Financial Group, Inc.               1,854,703
                                                          ---------------
                                                                3,377,006
                                                          ---------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (3.3%)
      70,100    CONMED Corp.(a)                                 1,910,225
      81,610    Esterline Technologies Corp.(a)                 1,703,609
                                                          ---------------
                                                                3,613,834
                                                          ---------------
MISCELLANEOUS RETAIL (2.0%)
      80,130    Micro Warehouse, Inc.(a)                        2,193,559
                                                          ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (1.6%)
      68,950    M.S. Carriers, Inc.(a)                          1,689,275
                                                          ---------------
NONDEPOSITORY CREDIT INSTITUTIONS (1.5%)
     120,100    AmeriCredit Corp.(a)(c)                         1,658,881
                                                          ---------------
OIL & GAS EXTRACTION (1.1%)
      81,070    Veritas DGC, Inc.(a)                            1,185,649
                                                          ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (3.0%)
      66,300    Big Flower Holdings, Inc.(a)                    1,620,206

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL CAP VALUE PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)

      51,360    McClatchy Co.                             $     1,688,460
                                                          ---------------
                                                                3,308,666
                                                          ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS (1.9%)
      27,680    Lone Star Industries, Inc.(c)                   2,095,030
                                                          ---------------
TRANSPORTATION BY AIR (1.3%)
      49,505    Midwest Express Holdings, Inc.(a)               1,373,764
                                                          ---------------
TRANSPORTATION EQUIPMENT (9.5%)
      67,990    A. O. Smith Corp.                               1,691,250
      39,500    Arvin Industries, Inc.                          1,659,000
      54,710    BE Aerospace, Inc.(a)                           1,299,363
      39,160    Cordant Technologies, Inc.                      1,573,743
      75,420    Monaco Coach Corp.(a)                           2,262,600
      68,125    Varlen Corp.                                    1,796,797
                                                          ---------------
                                                               10,282,753
                                                          ---------------
WHOLESALE TRADE--DURABLE GOODS (1.8%)
     134,609    CHS Electronics, Inc.(a)(c)                     1,993,896
                                                          ---------------
WHOLESALE TRADE--NONDURABLE GOODS (4.3%)
      82,340    Day Runner, Inc.(a)(c)                          1,811,480
      56,610    Men's Wearhouse, Inc.(a)(c)                     1,432,941
      51,400    United Stationers, Inc.(a)                      1,362,100
                                                          ---------------
                                                                4,606,521
                                                          ---------------

TOTAL COMMON STOCKS (COST $97,945,170)                        101,939,006
                                                          ---------------
REPURCHASE AGREEMENT (6.1%)
   6,586,078    NationsBanc Montgomery Securities, Inc.,
                  5.50%, 12/1/98 to be repurchased at
                  $6,587,084 (cost $6,586,078)(d)               6,586,078
                                                          ---------------
TOTAL INVESTMENTS (100.0%) (COST $104,531,248)            $   108,525,084
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                      SMALL COMPANY VALUE PORTFOLIO
-----------------------------------------------------------------
COMMON STOCKS (95.3%)
ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS (1.3%)
     141,500    Dames & Moore, Inc.                       $     1,812,969
                                                          ---------------
AEROSPACE (0.7%)
     134,900    LMI Aerospace, Inc.(a)                          1,028,612
                                                          ---------------
AMUSEMENT & RECREATION SERVICES (1.1%)
     180,819    Station Casinos, Inc.(a)                        1,491,757
                                                          ---------------
APPAREL & ACCESSORY STORES (0.7%)
     179,500    Genesco, Inc.(a)                                  998,469
                                                          ---------------
BUILDING CONSTRUCTION--GENERAL CONTRACTORS & OPERATIVE BUILDERS (2.7%)
      60,227    M/I Schottenstein Homes, Inc.                   1,313,701
     170,600    Southern Energy Homes, Inc.(a)                  1,194,200
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                SMALL COMPANY VALUE PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
BUILDING CONSTRUCTION--GENERAL CONTRACTORS & OPERATIVE BUILDERS (continued)

      38,700    U.S. Home Corp.(a)                        $     1,233,563
                                                          ---------------
                                                                3,741,464
                                                          ---------------
BUSINESS SERVICES (4.8%)
       4,628    Grey Advertising, Inc.                          1,666,080
      33,900    InaCom Corp.(a)(c)                                703,425
      86,000    Norstan, Inc.(a)                                1,316,875
      65,100    Ogden Corp.                                     1,729,219
      64,464    Symantec Corp.(a)                               1,289,280
                                                          ---------------
                                                                6,704,879
                                                          ---------------
CHEMICALS & ALLIED PRODUCTS (0.9%)
      81,400    Mississippi Chemical Corp.                      1,282,050
                                                          ---------------
DEPOSITORY INSTITUTIONS (14.4%)
      52,500    Andover Bancorp, Inc.                           1,686,562
      40,700    Astoria Financial Corp.                         1,831,500
      53,691    Banknorth Group, Inc.                           1,791,937
      63,041    BSB Bancorp, Inc.                               1,812,429
      63,875    Commercial Federal Corp.                        1,465,133
      99,400    Commonwealth Bancorp, Inc.                      1,515,850
      56,374    Community Bank System, Inc.                     1,641,893
      18,100    First Citizens BancShares, Inc.                 1,547,550
      63,400    First Republic Bank(a)                          1,636,512
     103,400    FirstFed Financial Corp.(a)                     1,835,350
      88,711    Medford Bancorp, Inc.                           1,596,798
      63,100    Webster Financial Corp.                         1,751,025
                                                          ---------------
                                                               20,112,539
                                                          ---------------
EATING & DRINKING PLACES (2.4%)
     133,100    Piccadilly Cafeterias, Inc.                     1,422,506
     164,800    Ryan's Family Steak Houses, Inc.(a)             1,874,600
                                                          ---------------
                                                                3,297,106
                                                          ---------------
ELECTRIC, GAS & SANITARY SERVICES (9.7%)
      36,800    BEC Energy                                      1,518,000
      73,875    Calpine Corp.(a)                                1,773,000
     101,900    Central Vermont Public Service                  1,063,581
      26,900    CILCORP, Inc.                                   1,627,450
     163,700    El Paso Electric Co.(a)                         1,514,225
      76,600    Public Service Co. of New Mexico                1,488,913
      46,900    Rochester Gas & Electric Corp.                  1,442,175
      43,500    TNP Enterprises, Inc.                           1,653,000
      75,200    Washington Water Power Co.                      1,377,100
                                                          ---------------
                                                               13,457,444
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (6.6%)
      43,100    DuPont Photomasks, Inc.(a)(c)                   1,594,700
     135,000    HMT Technology Corp.(a)(c)                      1,535,625
      44,700    Harman International Industries, Inc.           1,908,131
     114,400    Microsemi Corp.(a)                              1,372,800
     112,300    Powell Industries, Inc.(a)                      1,101,944
     166,100    SymmetriCom, Inc.(a)                            1,027,744

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                SMALL COMPANY VALUE PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)

      63,400    VLSI Technology, Inc.(a)                  $       725,137
                                                          ---------------
                                                                9,266,081
                                                          ---------------
FABRICATED METAL PRODUCTS (2.1%)
      21,500    Alliant Techsystems, Inc.(a)                    1,638,031
      78,800    Wyman-Gordon Co.(a)(c)                          1,231,250
                                                          ---------------
                                                                2,869,281
                                                          ---------------
FOOD STORES (1.0%)
     113,600    Ingles Markets, Inc.                            1,363,200
                                                          ---------------
GENERAL MERCHANDISE STORES (1.8%)
      58,100    Ames Department Stores, Inc.(a)                 1,379,875
      35,400    Shopko Stores, Inc.(a)                          1,141,650
                                                          ---------------
                                                                2,521,525
                                                          ---------------
HEALTH SERVICES (1.3%)
      53,300    Integrated Health Services, Inc.(a)(c)            596,294
     313,300    PharMerica Inc.(a)                              1,292,363
                                                          ---------------
                                                                1,888,657
                                                          ---------------
HOLDING & OTHER INVESTMENT OFFICES (1.2%)
     172,700    Winston Hotels, Inc.                            1,619,062
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (3.7%)
      55,900    Ampco Pittsburgh Corp.                            674,294
      76,400    Data General Corp.(a)                           1,384,750
      74,460    Gleason Corp.                                   1,424,048
      48,700    Gradall Industries, Inc.(a)                       654,406
      40,500    Tractor Supply Co.(a)                           1,063,125
                                                          ---------------
                                                                5,200,623
                                                          ---------------
INSURANCE CARRIERS (10.6%)
      94,100    ARM Financial Group, Inc.                       2,023,150
      82,200    Acceptance Insurance Cos., Inc.(a)              1,618,312
      52,500    Farm Family Holdings, Inc.(a)                   1,837,500
      78,878    Harleysville Group, Inc.                        1,695,877
      93,100    HCC Insurance Holdings, Inc.(c)                 1,728,169
      62,100    Nymagic, Inc.                                   1,304,100
      54,499    PXRE Corp.                                      1,209,197
      58,420    The MONY Group, Inc.(a)                         1,807,369
      48,600    W.R. Berkley Corp.                              1,628,100
                                                          ---------------
                                                               14,851,774
                                                          ---------------
MACHINERY (0.5%)
      76,500    Global Industrial Technologies, Inc.(a)           640,687
                                                          ---------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (4.9%)
      69,000    CONMED Corp.(a)                                 1,880,250
      75,800    Cooper Cos., Inc.                               1,610,750
      21,106    Empi, Inc.(a)                                     476,204
     108,800    Respironics, Inc.(a)                            2,053,600
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                SMALL COMPANY VALUE PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)

      34,300    Tech-Sym Corp.(a)                         $       859,644
                                                          ---------------
                                                                6,880,448
                                                          ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (0.4%)
      74,500    Associated Materials Inc.(a)                      819,500
      45,287    K2, Inc.                                          515,140
                                                          ---------------
                                                                1,334,640
                                                          ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (1.1%)
      56,900    USFreightways Corp.                             1,529,187
                                                          ---------------
OIL & GAS EXTRACTION (2.5%)
     112,440    Key Energy Group, Inc.(a)                         702,750
      91,062    Marine Drilling Co., Inc.(a)                      791,101
     103,600    Pride International, Inc.(a)                      783,475
      24,300    SEACOR SMIT, Inc.(a)(c)                         1,160,325
                                                          ---------------
                                                                3,437,651
                                                          ---------------
PAPER & ALLIED PRODUCTS (0.7%)
      70,800    FiberMark, Inc.(a)                                915,975
                                                          ---------------
PERSONAL SERVICES (0.9%)
      71,672    Angelica Corp.                                  1,303,534
                                                          ---------------
PETROLEUM REFINING & RELATED INDUSTRIES (0.7%)
      76,050    Tesoro Petroleum Corp.(a)                       1,012,416
                                                          ---------------
PRIMARY METAL INDUSTRIES (6.8%)
      67,900    AK Steel Holding Corp.                          1,302,831
      76,000    Belden, Inc.                                    1,282,500
      25,600    Carpenter Technology Corp.                        904,000
      73,650    Chase Industries, Inc.(a)                         860,784
      91,500    Intermet Corp.                                  1,252,406
      85,400    Lone Star Technologies, Inc.(a)                   832,650
     133,100    National Steel Corp.                              973,294
      68,300    RTI International Metals, Inc.(a)(c)            1,028,769
      38,400    Texas Industries, Inc.                          1,111,200
                                                          ---------------
                                                                9,548,434
                                                          ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (1.1%)
      79,200    Bowne & Co., Inc.                               1,326,600
      13,361    Gibson Greetings, Inc.(a)                         146,971
                                                          ---------------
                                                                1,473,571
                                                          ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (1.0%)
     107,500    Ragen Mackenzie Group, Inc.(a)                  1,363,906
                                                          ---------------
TEXTILE MILL PRODUCTS (1.3%)
      67,222    Burlington Industries, Inc.(a)                    701,630
      39,700    Oxford Industries, Inc.                         1,146,338
                                                          ---------------
                                                                1,847,968
                                                          ---------------
TRANSPORTATION BY AIR (1.9%)
      59,600    Airborne Freight Corp.                          1,590,575

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                SMALL COMPANY VALUE PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
TRANSPORTATION BY AIR (continued)

      72,700    America West Airlines, Inc.(a)            $     1,026,887
                                                          ---------------
                                                                2,617,462
                                                          ---------------
TRANSPORTATION EQUIPMENT (1.0%)
      17,538    Huffy Corp.                                       254,301
      75,700    Johnstown America Industries, Inc.(a)           1,168,619
                                                          ---------------
                                                                1,422,920
                                                          ---------------
WHOLESALE TRADE--DURABLE GOODS (0.7%)
      38,400    Commercial Metals Co.                             972,000
                                                          ---------------
WHOLESALE TRADE--NONDURABLE GOODS (2.8%)
      78,400    Nash-Finch Co.                                  1,141,700
      63,100    Performance Food Group Co.(a)                   1,545,950
     147,100    Standard Commercial Corp.                       1,195,188
                                                          ---------------
                                                                3,882,838
                                                          ---------------

TOTAL COMMON STOCKS (COST $138,105,468)                       133,691,129
                                                          ---------------
REPURCHASE AGREEMENT (4.7%)
   6,562,787    NationsBanc Montgomery Securities, Inc.,
                  5.50%, 12/1/98, to be repurchased at
                  $6,563,790 (cost $6,562,787)(d)               6,562,787
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $144,668,255)            $   140,253,916
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                     SMALL COMPANY GROWTH PORTFOLIO
-----------------------------------------------------------------
COMMON STOCKS (92.8%)
AGRICULTURAL PRODUCTION--CROPS (0.9%)
     587,700    Chiquita Brands International, Inc.       $     6,611,625
                                                          ---------------
AMUSEMENT & RECREATION SERVICES (0.8%)
     294,600    Family Golf Centers, Inc. (a)                   6,057,713
                                                          ---------------
APPAREL & ACCESSORY STORES (1.4%)
     288,900    Goody's Family Clothing (a)                     3,250,125
     273,600    Just For Feet, Inc. (a)                         6,190,200
      55,000    Pacific Sunwear of California (a)                 814,688
                                                          ---------------
                                                               10,255,013
                                                          ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS
(3.9%)
     478,400    Nautica Enterprises, Inc.(a)                    9,418,500
     249,400    Tommy Hilfiger Corp.(a)                        15,088,700
     242,700    Brown Group, Inc.                               4,353,431
                                                          ---------------
                                                               28,860,631
                                                          ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS (1.0%)
     272,400    CSK Auto Corp.(a)                               7,593,150
                                                          ---------------
BUILDING CONSTRUCTION--GENERAL CONTRACTORS & OPERATIVE
BUILDERS (0.4%)
     279,600    Fairfield Communities, Inc.(a)                  3,023,175
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
               SMALL COMPANY GROWTH PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS (0.7%)
     332,100    Central Garden & Pet Co.(a)               $     5,344,751
                                                          ---------------
BUSINESS SERVICES (8.7%)
     367,600    ABR Information Services(a)                     6,249,200
     164,400    Adobe Systems, Inc.                             7,356,900
     187,300    Avant! Corp.(a)                                 3,125,569
      61,300    Engineering Animation, Inc.(a)                  2,398,362
     218,000    QuadraMed Corp.(a)                              5,232,000
     333,500    Rental Service Corp.(a)                         7,066,030
     309,600    Snyder Communications, Inc.(a)                 11,010,150
     316,900    Synopsys, Inc.(a)                              15,013,138
     178,100    Visio Corp.(a)                                  6,300,288
                                                          ---------------
                                                               63,751,637
                                                          ---------------
CHEMICALS & ALLIED PRODUCTS (13.2%)
     194,700    Agouron Pharmaceuticals, Inc.(a)                8,493,788
     514,400    Alkermes, Inc.(a)                               9,452,100
     218,300    Barr Laboratories, Inc.(a)                      9,223,175
     236,600    Biovail Corp. International(a)                  8,044,400
     391,300    Genzyme Corp.(a)                               16,459,055
      42,280    Genzyme-Molecular Oncolgy(a)                      147,980
     130,000    Idexx Laboratories, Inc.(a)                     3,380,000
     272,000    Millennium Pharmaceutical, Inc.(a)              5,542,000
     343,000    NBTY, Inc.                                      2,100,875
     100,000    Parexel International Corp.(a)                  2,606,250
      45,000    Protein Design Labs, Inc.(a)                      990,000
     178,000    Sepracor, Inc.(a)                              14,774,000
     356,000    Teva Pharmaceutical Industries Ltd.            15,486,000
      18,800    Twinlab Corp.(a)                                  312,550
                                                          ---------------
                                                               97,012,173
                                                          ---------------
COMMUNICATIONS (3.1%)
     418,300    Amdocs Ltd.(a)                                  6,431,363
     181,500    Globalstar Telecommunication Ltd.(a)            3,584,625
     710,000    Western Wireless Corp.(a)                      12,868,750
                                                          ---------------
                                                               22,884,738
                                                          ---------------
DOMESTIC DEPOSITORY INSTITUTIONS (2.3%)
     810,700    Independence Community Bank                    11,451,137
     260,200    Riggs National Corp.                            5,464,200
                                                          ---------------
                                                               16,915,337
                                                          ---------------
EATING & DRINKING PLACES (3.3%)
     339,300    Avado Brands, Inc.                              2,608,369
     573,100    Buffets, Inc.(a)                                6,733,925
      87,900    CEC Entertainment, Inc.(a)                      2,604,037
     621,400    Foodmaker, Inc.(a)                             12,039,625
                                                          ---------------
                                                               23,985,956
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (10.1%)
     703,600    Adaptec, Inc.(a)                               11,433,500
     164,600    American Power Conversion Corp.(a)              6,810,325
     903,400    Cabletron Systems, Inc.(a)                     12,647,600

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
               SMALL COMPANY GROWTH PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)

     163,100    Discreet Logic, Inc.(a)                   $     2,568,825
     183,100    Micrel, Inc.(a)                                 7,426,994
     283,400    Microchip Technology, Inc.(a)                   9,865,862
      42,500    PMC-Sierra, Inc.(a)                             2,289,687
     180,900    Pinnacle Systems, Inc.(a)                       6,105,375
     293,700    Xilinx, Inc.(a)                                14,905,275
                                                          ---------------
                                                               74,053,443
                                                          ---------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES (0.9%)
     160,700    Metzler Group, Inc.(a)                          6,669,050
                                                          ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT
(1.9%)
     619,400    Tower Automotive, Inc.(a)                      14,091,350
                                                          ---------------
FOOD & KINDRED PRODUCTS (0.6%)
     165,200    American Italian Pasta Co.(a)                   4,171,300
                                                          ---------------
FURNITURE & FIXTURES (0.5%)
     151,500    Furniture Brands International, Inc.(a)         3,853,781
                                                          ---------------
HEALTH SERVICES (2.0%)
     378,800    American Retirement Corp.(a)                    5,942,425
     161,600    Curative Health Services, Inc.(a)               4,646,000
     257,100    Quorum Health Group, Inc.(a)                    4,274,288
                                                          ---------------
                                                               14,862,713
                                                          ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (0.2%)
      79,900    Johns Manville Corp.                            1,153,556
                                                          ---------------
HOSPITAL SUPPLY (0.9%)
     229,300    Maxxim Medical, Inc.(a)                         6,248,425
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (6.6%)
     288,000    Data General Corp.(a)                           5,220,000
     358,200    Maxtor Corp.(a)                                 4,947,638
     414,900    Pentair, Inc.                                  15,636,543
     201,900    Seagate Technology, Inc.(a)                     5,956,050
     139,800    SPS Technologies, Inc.(a)                       8,003,550
     203,100    Tech Data Corp.(a)                              8,174,775
                                                          ---------------
                                                               47,938,556
                                                          ---------------
INSURANCE CARRIERS (2.8%)
     129,300    Annuity and Life Reinsurance (Holdings)
                  Ltd.                                          3,280,987
     124,500    CMAC Investment Corp.                           6,007,125
     202,000    Everest Reinsurance Holdings, Inc.              7,587,625
     294,000    Scottish Annuity & Life Holdings Ltd.(a)        3,711,750
                                                          ---------------
                                                               20,587,487
                                                          ---------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (1.9%)
     523,500    Steris Corp.(a)                                14,036,343
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
               SMALL COMPANY GROWTH PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

MISCELLANEOUS RETAIL (3.2%)
     435,400    Borders Group, Inc.(a)                    $    10,558,450
     135,900    DM Management Co.(a)                            1,987,538
   1,234,500    Petsmart, Inc.(a)                              10,570,406
                                                          ---------------
                                                               23,116,394
                                                          ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (2.1%)
     304,150    Swift Transportation Co., Inc.(a)               6,672,291
     311,800    USFreightways Corp.                             8,379,625
                                                          ---------------
                                                               15,051,916
                                                          ---------------
NONDEPOSITORY CREDIT INSTITUTIONS (2.5%)
     403,500    American Capital Strategies Ltd.(a)             6,153,375
     244,900    Capital Automotive                              3,275,538
     329,900    Heller Financial, Inc.                          8,639,256
                                                          ---------------
                                                               18,068,169
                                                          ---------------
PAPER & ALLIED PRODUCTS (0.7%)
     272,900    Ivex Packaging Corp.                            5,321,550
                                                          ---------------
OIL & GAS EXTRACTION (2.4%)
     327,100    Apache Corp.                                    7,523,300
     328,200    Core Laboratories N.V.(a)                       6,215,288
     420,200    Stolt Comex Seaway S.A.(a)                      3,545,438
                                                          ---------------
                                                               17,284,026
                                                          ---------------
PRIMARY METAL INDUSTRIES (1.0%)
     365,650    General Cable Corp.                             6,947,350
                                                          ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (1.8%)
     310,700    Valassis Communications, Inc.                  13,321,263
                                                          ---------------
REAL ESTATE (2.6%)
     431,200    Intrawest Corp.                                 6,926,150
     428,300    Newhall Land & Farming Co.                     11,751,481
                                                          ---------------
                                                               18,677,631
                                                          ---------------
TRANSPORTATION BY AIR (0.8%)
     209,400    Skywest, Inc.                                   5,666,888
                                                          ---------------
TRANSPORTATION EQUIPMENT (4.4%)
     458,650    AAR Corp.                                      11,580,913
     341,200    Gulfstream Aerospace Corp.(a)                  17,529,150
     135,200    Superior Industries International               3,515,200
                                                          ---------------
                                                               32,625,263
                                                          ---------------
WATER TRANSPORTATION (1.0%)
     215,300    Sea Containers Ltd.                             6,997,250
                                                          ---------------
WHOLESALE TRADE--DURABLE GOODS (2.2%)
     225,700    HA-LO Industries, Inc.(a)                       7,208,294
     128,800    Metals USA, Inc.(a)                             1,199,450
     246,300    Reliance Steel & Aluminum Co.                   7,542,937
                                                          ---------------
                                                               15,950,681
                                                          ---------------

TOTAL COMMON STOCKS (COST $579,411,387)                       678,990,284
                                                          ---------------

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
               SMALL COMPANY GROWTH PORTFOLIO (continued)
-----------------------------------------------------------------
WARRANTS (0.3%)
     437,000    Golden State Bancorp Litigation
                  Warrant(a) (cost $2,489,951)            $     1,993,813
                                                          ---------------
REPURCHASE AGREEMENT (6.9%)
  50,292,318    NationsBanc Montgomery Securities, Inc.,
                  5.50%, 12/1/98 to be repurchased at
                  $50,299,897 (cost $50,292,318)(d)            50,292,318
                                                          ---------------

TOTAL INVESTMENTS (100%) (COST $632,193,655)              $   731,276,415
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                         INTERNATIONAL PORTFOLIO
-----------------------------------------------------------------
STOCKS & WARRANTS (94.5)
BELGIUM (2.0%)
COMMON STOCKS
      44,520    Electrafina SA                            $     5,869,648
      47,390    Grupo Bruxelles Lambert(c)                      8,923,826
      61,490    KBC Bancassurance Holding(c)                    4,414,802
                                                          ---------------
                                                               19,208,276
                                                          ---------------
DENMARK (2.6%)
COMMON STOCKS
      73,100    Den Danske Bank Group                           9,438,861
     232,650    International Service System A/S               15,382,118
                                                          ---------------
                                                               24,820,979
                                                          ---------------
FRANCE (18.0%)
COMMON STOCKS
      36,390    Accor SA                                        8,020,789
      25,960    Air Liquide                                     4,426,457
      69,930    Alcatel Alsthom                                 9,272,704
      83,720    AXA                                            10,850,296
      59,390    Bouygues SA                                    11,100,543
      61,900    Canal Plus                                     14,265,641
      98,380    Etablissements Economiques du Casino
                  Guichard-Perrachon SA                         9,367,541
     126,545    Elf Aquitaine                                  15,820,356
     183,724    France Telecom SA                              12,796,406
      53,780    Groupe Danone                                  15,741,783
      58,750    Lafarge SA                                      5,552,617
      26,150    Sanofi SA                                       4,680,182
     105,880    Suez Lyonnaise des Eaux                        20,966,152
      70,460    Total SA-B                                      8,759,046
      82,398    Vivendi                                        18,684,552
                                                          ---------------
                                                              170,305,065
                                                          ---------------
WARRANTS
      55,391    Cie Generale Des Eaux(a)                          112,321
                                                          ---------------
                                                              170,417,386
                                                          ---------------
GERMANY (5.8%)
COMMON STOCKS
     301,080    Bayer AG                                       12,393,641
     108,228    DaimlerChrysler AG(a)(c)                       10,382,440
     231,540    Hoechst AG                                      9,969,311
     170,200    Mannesmann AG                                  18,471,552
      62,480    Veba AG                                         3,473,575
                                                          ---------------
                                                               54,690,519
                                                          ---------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   INTERNATIONAL PORTFOLIO (continued)
-----------------------------------------------------------------
IRELAND (2.1%)
COMMON STOCKS
     405,840    Bank of Ireland                           $     8,346,937
     163,450    Elan Corp plc--ADR(a)(c)                       11,135,031
                                                          ---------------
                                                               19,481,968
                                                          ---------------
ITALY (7.2%)
COMMON STOCKS
     200,750    Assicurazioni Generali                          7,518,457
   8,665,350    Banca di Roma(a)(c)                            15,036,192
   1,759,850    ENI SpA                                        10,948,145
     980,450    Italgas SpA(c)                                  4,860,815
   1,554,610    Olivetti SpA(a)                                 4,085,825
   1,455,350    Telecom Italia Mobile SpA                       9,562,374
   1,958,472    Telecom Italia SpA(c)                          15,915,547
                                                          ---------------
                                                               67,927,355
                                                          ---------------
JAPAN (14.8%)
COMMON STOCKS
     336,000    Amada Metrecs Co. Ltd.                          1,579,954
     258,000    Arcland Sakamoto(c)                             1,889,034
     630,000    Asahi Bank Ltd.                                 2,408,884
     274,000    Bridgestone Corp.                               6,419,785
     265,650    Credit Saison Co. Ltd.(c)                       6,072,864
     239,000    Dai-Dan Co. Ltd.                                1,555,483
   1,122,000    Dai-Tokyo Fire & Marine Insurance Co.
                  Ltd.                                          3,705,923
     319,000    Daiwa House Industry Co. Ltd.                   3,386,715
         847    East Japan Railway Co.(c)                       4,926,822
     151,000    Fuji Photo Film Co.                             5,650,830
     667,000    Hanshin Electric Railway Co. Ltd.               2,029,434
     952,000    Hitachi Ltd.                                    5,738,952
      79,000    Ito-Yokado Co. Ltd.                             4,833,062
     314,000    Japan Airport Terminal Co. Ltd.                 1,708,965
     452,000    Matsushita Electric Industrial Co.
                  Ltd.(c)                                       7,280,833
      69,100    Meiko Shokai                                    1,068,093
     506,000    Mitsubishi Corp.                                3,252,034
     880,000    Mitsui & Co. Ltd.(c)                            5,032,867
     230,000    Mitsui Fudosan Co. Ltd.                         1,766,352
     181,000    Murata Manufacturing Co. Ltd.                   7,097,462
      69,600    Nagaileben Co. Ltd.(c)                          1,240,026
      70,000    Nitto Denko Corp.(c)                            1,038,155
     260,000    Nomura Securities Co. Ltd.                      2,531,891
         137    NTT Mobile Communications Network, Inc.         5,238,366
     556,000    Oji Paper Co. Ltd.(c)                           2,501,367
     263,000    Omron Corp.                                     3,145,216
      51,000    Rohm Co. Ltd.                                   4,315,002
      31,300    SMC Corp.(c)                                    2,340,116
      64,000    Secom Co. Ltd.                                  4,743,248
     337,000    Showa Shell Sekiyu                              1,965,742
      60,000    Sony Corp.                                      4,397,982
   2,386,000    Sumitomo Metal Industries(c)                    2,853,417
     231,000    Takeda Chemical Industries                      7,798,975
      38,500    Toho Co. Ltd.                                   4,591,686
     324,000    Tokio Marine & Fire Insurance Co. Ltd.          3,663,846
     547,000    Toppan Printing Co. Ltd.                        6,497,071
     170,000    Toyota Motor Corp.                              4,315,002
                                                          ---------------
                                                              140,581,456
                                                          ---------------
NETHERLANDS (6.7%)
COMMON STOCKS
     401,000    Elsevier NV                                     5,279,083
     353,125    Heineken NV                                    17,984,075
     393,152    Koninklijke Ahold NV(c)                        13,671,445

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONCLUDED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   INTERNATIONAL PORTFOLIO (continued)
-----------------------------------------------------------------

NETHERLANDS (continued)
COMMON STOCKS (continued)

     117,091    Oce NV                                    $     4,126,988
     135,230    Philips Electronics NV                          8,582,204
     545,000    TNT Post Group NV                              13,749,345
                                                          ---------------
                                                               63,393,140
                                                          ---------------
PORTUGAL (0.4%)
COMMON STOCKS
     177,750    Semapa--Sociedade de Investimento e
                  Gestao SGPS SA                                3,659,451
                                                          ---------------
SINGAPORE (0.9%)
COMMON STOCKS
     639,000    City Developments Ltd.(c)                       3,045,628
     391,200    Development Bank of Singapore Ltd.(a)(c)        2,969,035
     223,828    Singapore Press Holdings Ltd.                   2,378,257
                                                          ---------------
                                                                8,392,920
                                                          ---------------
SPAIN (3.1%)
COMMON STOCKS
     132,000    Centros Comerciales Pryca SA                    3,160,551
   1,020,075    Endesa SA                                      26,692,955
                                                          ---------------
                                                               29,853,506
                                                          ---------------
SWEDEN (1.9%)
COMMON STOCKS
     122,200    Atlas Copco AB                                  2,688,777
      75,350    Atlas Copco AB, A Shares                        1,722,949
     276,400    Securitas AB, B Shares                          4,122,576
     344,650    Telefonaktiebolaget LM Ericsson, B
                  Shares                                        9,601,344
                                                          ---------------
                                                               18,135,646
                                                          ---------------
SWITZERLAND (10.2%)
COMMON STOCKS
       6,380    ABB AG                                          7,964,111
       4,790    Nestle SA                                       9,982,752
      19,048    Novartis AG                                    35,864,720
       1,273    Roche Holding AG                               15,003,378
       4,940    Schweizerische Rueckversicherungs-
                  Gesellschaft                                 12,524,844
      52,380    UBS AG                                         15,809,989
                                                          ---------------
                                                               97,149,794
                                                          ---------------
UNITED KINGDOM (18.8%)
COMMON STOCKS
   1,131,900    Airtours plc                                    7,754,019
     957,370    Allied Domecq plc                               8,154,555
   1,462,000    ASDA Group plc                                  3,801,007
     522,200    British Airways plc                             3,534,203
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   INTERNATIONAL PORTFOLIO (continued)
-----------------------------------------------------------------

UNITED KINGDOM (continued)
COMMON STOCKS (continued)

     271,000    British American Tobacco plc              $     2,486,105
     708,300    British Energy plc                              7,564,709
     515,380    British Land Co. plc                            4,440,878
     656,050    British Petroleum Co. plc                      10,233,860
   1,121,600    British Sky Broadcasting Group plc              9,275,695
     669,480    British Telecommunications plc                  9,177,998
     722,700    Cable & Wireless plc                            9,185,853
     252,632    COLT Telecom Group plc(a)                       3,302,815
   1,645,800    David S. Smith Holdings plc                     3,185,376
     267,000    De La Rue plc                                     780,109
     951,030    Electrocomponents plc                           6,750,461
     360,000    EMI Group plc                                   2,145,262
     429,600    Enterprise Oil plc                              2,361,453
      47,342    Garban plc(a)                                     185,212
     376,420    Glaxo Wellcome plc                             11,911,475
     369,600    Great Universal Stores plc                      3,846,695
      15,000    Johnson Matthey plc                               102,076
     699,710    Lloyds TSB Group plc                            9,731,028
   1,534,000    LucasVarity plc                                 5,266,953
     963,810    Marks & Spencer plc                             6,554,799
   1,263,900    MFI Furniture Group plc                           725,000
   3,229,400    Pilkington Brothers plc                         3,465,021
     401,100    Reuters Group plc                               3,876,594
   2,059,450    Rolls-Royce plc(a)                              8,328,908
      53,000    Standard Chartered plc                            563,420
     371,405    Tibbett & Britten Group plc                     1,900,554
     473,424    United News & Media plc                         4,575,598
   1,069,181    Vodafone Group plc                             15,795,923
     535,476    Williams Holdings plc                           3,314,683
      99,000    Zeneca Group plc                                4,118,191
                                                          ---------------
                                                              178,396,488
                                                          ---------------
TOTAL STOCKS & WARRANTS (COST $795,603,377)                   896,108,884
                                                          ---------------
CASH MANAGEMENT ACCOUNTS (5.5%)
  51,776,184    Treasury Fund (cost $51,776,184)               51,776,184
                                                          ---------------
TOTAL INVESTMENTS (100.0%) (COST $847,379,560)            $   947,885,068
                                                          ---------------
                                                          ---------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT
CONTRACTS TO SELL

EXPIRATION                               UNDERLYING FACE   UNREALIZED
   DATE       CURRENCY        UNITS      AMOUNT OF VALUE  APPRECIATION
----------  -------------  ------------  ---------------  ------------
            British
 12/17/98   Pounds           30,570,000   $  50,443,557    $  826,817
 12/18/98   Japanese Yen   7,414,510,000     60,457,914    (4,064,662)
                                         ---------------  ------------
                                          $ 110,901,471    $(3,237,845)

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)                 NOVEMBER 30, 1998

--------------------------------------------------------------------------------

(a) Non-income producing security.

(b) Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to 4(2) of the Securities Act of 1933, as amended. The Board of Trustees has deemed these securities to be liquid at November 30, 1998.

(c) Part or all of this investment is on loan. See Note 6 of Notes to Financial Statements.

(d) The Portfolios have invested in a joint repurchase agreement. The following represents the collateral on the NationsBanc Montgomery Securities, Inc. joint repurchase agreement: Collateralized by $299,020,439 FNMA Discount Notes, 6.00%, 10/1/13; with a total market value of $294,799,171.

(e) At November 30, 1998, $785,000 of U.S. Treasury Bills, 4/29/99, with a market value of $771,053 and $1,450,000 of U.S. Treasury Bills, 9/16/99, with a market value of $1,401,541, were pledged to cover margin requirements for open futures contracts.

(f) At November 30, 1998, $150,000 of U.S. Treasury Bills, 4/29/99, with a market value of $147,335 and $190,000 of U.S. Treasury Bills, 9/16/99, with a market value of $183,651, were pledged to cover margin requirements for open futures contracts.

                                 ABBREVIATIONS
--------------------------------------------------------------------------------

AMBAC     American Municipal Bond Assurance Corporation
BIG       Bond Insurance Group
C/O       Crossover refunding
COLL      Collateralized
COP       Certificate of Participation
DOT       Department of Transportation
EDA       Economic Development Authority
EFA       Education Finance Authority
ETM       Escrowed to Maturity
FAMC      Federal Agricultural Mortgage Corporation
FFCB      Federal Farm Credit Bank
FGIC      Financial Guaranty Insurance Company
FHA       Federal Housing Authority
FHLB      Federal Home Loan Bank
FHLMC     Federal Home Loan Mortgage Corporation
FNMA      Federal National Mortgage Association
FSA       Financial Security Assurance, Inc.
GNMA      Government National Mortgage Association
GO        General Obligation
HEFA      Higher Education Facilities Authority
HEHFA     Higher Education & Health Facilities Authority
HFA       Housing Finance Authority
HRA       Housing & Redevelopment Authority
HUD       Department of Housing and Urban Development
IDA       Industrial Development Authority
ISD       Independent School District
LOC       Letter of Credit
MBIA      Municipal Bond Insurance Association
MFHR      Multi Family Housing Revenue
PCR       Pollution Control Revenue
PFA       Public Finance Authority
PILOT     Payment in Lieu of Taxes
P/R       Prerefunded
RV        Revenue Bonds
SCEP      State Credit Enhancement Program
SD        School District
SFM       Single Family Mortgage
SLMA      Student Loan Marketing Association
TVA       Tennessee Valley Authority
USG       United States Government
UTGO      Unlimited Tax General Obligation
VA        Veterans' Administration
V/R       Variable rate

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

                             SCHRODER CAPITAL FUNDS
                               SEMI-ANNUAL REPORT
                               NOVEMBER 30, 1998
                   SCHRODER U.S. SMALLER COMPANIES PORTFOLIO
                        SCHRODER GLOBAL GROWTH PORTFOLIO
                           SCHRODER EM CORE PORTFOLIO

 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)              NOVEMBER 30, 1998

--------------------------------------------------------------------------------

                                                      SCHRODER       SCHRODER
                                                    U.S. SMALLER      GLOBAL        SCHRODER
                                                      COMPANIES       GROWTH        EM CORE
                                                      PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                    -------------   -----------   ------------
ASSETS
  Investments (Note 2)
    Investments at cost...........................  $305,413,979    $2,849,179    $ 11,052,557
    Net unrealized appreciation (depreciation)....    15,224,750       247,439         (68,590)
                                                    -------------   -----------   ------------
  TOTAL INVESTMENTS AT VALUE......................   320,638,729     3,096,618      10,983,967

  Cash (Note 2)...................................        10,388       410,429         446,265
  Receivable for investments sold.................       107,103             -         141,083
  Receivable from administrator (Notes 3 and 6)...             -        51,030          34,535
  Receivable for dividends, tax reclaims and
    interest......................................       120,178         9,397          61,274
  Organization costs, net of amortization (Note
    2)............................................        13,568           754             762
                                                    -------------   -----------   ------------
TOTAL ASSETS......................................   320,889,966     3,568,228      11,667,886
                                                    -------------   -----------   ------------

LIABILITIES
  Payable for investments purchased...............     3,959,211         4,448         110,724
  Payable for Fund shares redeemed................             -            29               -
  Payable for forward foreign currency contracts
    (Note 2)......................................             -        11,739          16,858
  Payable to investment adviser (Note 3)..........       154,161             -               -
  Payable to other related parties (Note 3).......        19,270           211             708
  Accrued expenses and other liabilities..........        82,443        51,124          36,025
                                                    -------------   -----------   ------------
TOTAL LIABILITIES.................................     4,215,085        67,551         164,315
                                                    -------------   -----------   ------------
NET ASSETS........................................  $316,674,881    $3,500,677    $ 11,503,571
                                                    -------------   -----------   ------------
                                                    -------------   -----------   ------------

See Notes to Financial Statements.                        SCHRODER CAPITAL FUNDS

 STATEMENTS OF OPERATIONS (UNAUDITED)      FOR THE SIX MONTHS ENDED NOVEMBER 30,
1998

--------------------------------------------------------------------------------

                                          SCHRODER U.S.
                                             SMALLER        SCHRODER        SCHRODER
                                            COMPANIES     GLOBAL GROWTH      EM CORE
                                            PORTFOLIO       PORTFOLIO       PORTFOLIO
                                          -------------   -------------   -------------
INVESTMENT INCOME
  Dividend income (a)...................  $    890,763    $     20,875    $     98,853
  Interest income.......................       471,276          15,419          50,611
                                          -------------   -------------   -------------
  TOTAL INVESTMENT INCOME...............     1,362,039          36,294         149,464
                                          -------------   -------------   -------------
EXPENSES
  Advisory (Note 3).....................       970,320           8,314          63,973
  Administration (Note 3)...............             -           2,494           6,397
  Subadministration (Note 3)............       121,290          12,500          12,500
  Interestholder recordkeeping (Note
    3)..................................         6,063           6,050           6,125
  Custody...............................        18,233          11,074          55,750
  Accounting (Note 3)...................        25,000          30,000          37,000
  Legal.................................        28,830             604           1,604
  Audit.................................        29,697          11,139          14,204
  Trustees' fees........................        15,584             151             758
  Pricing services......................         3,622           4,662           6,646
  Amortization of organization costs
    (Note 2)............................         2,509              97              97
  Miscellaneous.........................        11,134             140             446
                                          -------------   -------------   -------------
  TOTAL EXPENSES........................     1,232,282          87,225         205,500

    Fees waived and expenses reimbursed
     (Note 6)...........................             -         (73,090)       (112,607)
                                          -------------   -------------   -------------
  NET EXPENSES..........................     1,232,282          14,135          92,893
                                          -------------   -------------   -------------
  NET INVESTMENT INCOME (LOSS)..........       129,757          22,159          56,571
                                          -------------   -------------   -------------
  NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS
  Net Realized Gain (Loss) on
    Securities..........................   (34,243,369)       (116,064)     (4,836,204)
    Foreign currency transactions.......             -            (672)        (41,171)
                                          -------------   -------------   -------------
      Net Realized Gain (Loss) on
       Investments......................   (34,243,369)       (116,736)     (4,877,375)
  Net Change in Unrealized Appreciation
    (Depreciation) on
    Securities..........................   (24,065,749)         12,384       2,261,068
    Foreign currency transactions.......             -             342             (25)
                                          -------------   -------------   -------------
      Net Change in Unrealized
       Appreciation (Depreciation) on
       Investments......................   (24,065,749)         12,726       2,261,043
                                          -------------   -------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS.........................   (58,309,118)       (104,010)     (2,616,332)
                                          -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..............  $(58,179,361)   $    (81,851)   $ (2,559,761)
                                          -------------   -------------   -------------
                                          -------------   -------------   -------------
(a) Net of foreign withholding taxes
 of.....................................  $          -    $      3,200    $      6,907
                                          -------------   -------------   -------------
                                          -------------   -------------   -------------

See Notes to Financial Statements.                        SCHRODER CAPITAL FUNDS

                                       FOR THE PERIOD ENDED MAY 31, 1998 (A) AND
 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) THE SIX MONTHS ENDED NOVEMBER 30, 1998
--------------------------------------------------------------------------------

                                                                                          SCHRODER U.S.        SCHRODER
                                                                                        SMALLER COMPANIES    GLOBAL GROWTH
                                                                                            PORTFOLIO          PORTFOLIO
                                                                                       -------------------  ---------------
NET ASSETS, MAY 31, 1997.............................................................     $ 103,385,258       $         -
                                                                                       -------------------  ---------------

OPERATIONS
  Net investment income (loss).......................................................           234,568            19,344
  Net realized gain (loss) on investments sold.......................................         6,355,034           (30,332)
  Net change in unrealized appreciation (depreciation) on investments................        28,258,572           223,207
                                                                                       -------------------  ---------------
  Net increase (decrease) in net assets resulting from operations....................        34,848,174           212,219
                                                                                       -------------------  ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
  Contributions......................................................................       228,163,060         3,070,201
  Withdrawals........................................................................       (10,593,071)         (119,888)
                                                                                       -------------------  ---------------
  Net increase (decrease) from transactions in investors' beneficial interest........       217,569,989         2,950,313
                                                                                       -------------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS................................................       252,418,163         3,162,532
                                                                                       -------------------  ---------------

NET ASSETS, MAY 31, 1998.............................................................       355,803,421         3,162,532
                                                                                       -------------------  ---------------
OPERATIONS
  Net investment income (loss).......................................................           129,757            22,159
  Net realized gain (loss) on investments sold.......................................       (34,243,369)         (116,736)
  Net change in unrealized appreciation (depreciation) on investments................       (24,065,749)           12,726
                                                                                       -------------------  ---------------
  Net increase (decrease) in net assets resulting from operations....................       (58,179,361)          (81,851)
                                                                                       -------------------  ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
  Contributions......................................................................        51,966,693           481,882
  Withdrawals........................................................................       (32,915,872)          (61,886)
                                                                                       -------------------  ---------------
  Net increase (decrease) from transactions in investors' beneficial interest........        19,050,821           419,996
                                                                                       -------------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS................................................       (39,128,540)          338,145
                                                                                       -------------------  ---------------

NET ASSETS, NOVEMBER 30, 1998........................................................     $ 316,674,881       $ 3,500,677
                                                                                       -------------------  ---------------
                                                                                       -------------------  ---------------

(a) Beginning of period..............................................................       Jun 1, 1997      Oct 15, 1997

                                                                                         SCHRODER
                                                                                          EM CORE
                                                                                         PORTFOLIO
                                                                                       -------------
NET ASSETS, MAY 31, 1997.............................................................   $         -
                                                                                       -------------
OPERATIONS
  Net investment income (loss).......................................................       210,351
  Net realized gain (loss) on investments sold.......................................      (518,984)
  Net change in unrealized appreciation (depreciation) on investments................    (2,346,562)
                                                                                       -------------
  Net increase (decrease) in net assets resulting from operations....................    (2,655,195)
                                                                                       -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
  Contributions......................................................................    39,419,804
  Withdrawals........................................................................   (10,034,574)
                                                                                       -------------
  Net increase (decrease) from transactions in investors' beneficial interest........    29,385,230
                                                                                       -------------
NET INCREASE (DECREASE) IN NET ASSETS................................................    26,730,035
                                                                                       -------------
NET ASSETS, MAY 31, 1998.............................................................    26,730,035
                                                                                       -------------
OPERATIONS
  Net investment income (loss).......................................................        56,571
  Net realized gain (loss) on investments sold.......................................    (4,877,375)
  Net change in unrealized appreciation (depreciation) on investments................     2,261,043
                                                                                       -------------
  Net increase (decrease) in net assets resulting from operations....................    (2,559,761)
                                                                                       -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
  Contributions......................................................................     3,165,981
  Withdrawals........................................................................   (15,832,684)
                                                                                       -------------
  Net increase (decrease) from transactions in investors' beneficial interest........   (12,666,703)
                                                                                       -------------
NET INCREASE (DECREASE) IN NET ASSETS................................................   (15,226,464)
                                                                                       -------------
NET ASSETS, NOVEMBER 30, 1998........................................................   $11,503,571
                                                                                       -------------
                                                                                       -------------
(a) Beginning of period..............................................................  Oct 30, 1997

See Notes to Financial Statements.                        SCHRODER CAPITAL FUNDS

  FINANCIAL HIGHLIGHTS (UNAUDITED)

--------------------------------------------------------------------------------

                                                        RATIO TO AVERAGE
                                                         NET ASSETS (a)
                                          ---------------------------------------------
                                               NET
                                           INVESTMENT                         GROSS         PORTFOLIO
                                          INCOME (LOSS)   NET EXPENSES      EXPENSES      TURNOVER RATE
                                          -------------   -------------   -------------   -------------
 SCHRODER U.S. SMALLER COMPANIES PORTFOLIO
-------------------------------------------------------------------------------------------------------
  June 1, 1998 to November 30, 1998.....       0.08%           0.76%           0.76%          67.12%
  June 1, 1997 to May 31, 1998..........       0.10%           0.75%           0.75%          54.98%
  November 1, 1996 to May 31, 1997......       0.22%           0.85%           0.95%          34.45%
  August 15, 1996(b) to October 31,
    1996................................       0.50%           0.85%           1.31%          17.30%
 SCHRODER GLOBAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------
  June 1, 1998 to November 30, 1998.....       1.13%           0.85%           5.25%          45.93%
  October 15, 1997(b) to May 31, 1998...       1.18%           0.85%           6.81%          13.82%
 SCHRODER EM CORE PORTFOLIO
-------------------------------------------------------------------------------------------------------
  June 1, 1998 to November 30, 1998.....       0.88%           1.45%           3.21%          75.15%
  October 30, 1997(b) to May 31, 1998...       1.35%           1.45%           2.38%          22.97%

(a) Annualized.

(b) Commencement of operations.

See Notes to Financial Statements.                        SCHRODER CAPITAL FUNDS

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 NOTE 1. ORGANIZATION

Schroder Capital Funds ("Schroder Core") was organized as a Delaware business trust on September 7, 1995. Schroder Core, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act"), currently has eight investment portfolios. Included in this report are Schroder U.S. Smaller Companies Portfolio, Schroder Global Growth Portfolio and Schroder EM Core Portfolio (individually, a "Portfolio" and, collectively, the "Portfolios"). Schroder U.S. Smaller Companies Portfolio is a diversified portfolio that commenced operations on August 15, 1996. Schroder Global Growth Portfolio and Schroder EM Core Portfolio are non-diversified portfolios that commenced operations on October 15, 1997, and October 30, 1997, respectively. Under its Trust Instrument, Schroder Core is authorized to issue an unlimited number of interests without par value. Interests in the Portfolios are sold in private placement transactions without any sales charges to qualified investors, including open-end management investment companies.

 NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, that require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Portfolios:

SECURITY VALUATION--Portfolio securities listed on recognized stock exchanges are valued at the last reported sale price on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last sale prices are not available are valued at the mean of the closing bid and ask prices ("mid-market price"), or if none, the last sale price on the preceding trading day. Securities traded in over-the-counter markets, or listed securities for which no trade is reported on the valuation date, generally are valued at the most recent reported mid-market price. Prices used for valuations generally are provided by independent pricing services. Domestic short-term investments, having a maturity of 60 days or less, generally are valued at amortized cost, which approximates market value. Foreign currency denominated short-term investments are valued at local amortized cost and then translated into U.S. dollars. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Schroder Core Board of Trustees. As of November 30, 1998, the Portfolios did not hold a position in fair valued securities.

SECURITY TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. With respect to dividends on foreign securities, certain instances may arise where a Portfolio is not notified of a dividend until after the dividend date has passed. In these instances, a dividend is recorded as soon as the Portfolio is informed of the dividend. Dividend income is recorded net of unrecoverable withholding tax. Interest income, including amortization of premium or accretion of discount, is recorded as earned. Identified cost of investments sold is used to determine realized gain and loss for both financial statement and federal income tax purposes. Foreign dividend and interest income amounts and realized capital gain and loss are converted to U.S. dollar equivalents using foreign exchange rates in effect at the date of the transactions.

Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and
(ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Schroder Global Growth Portfolio and Schroder EM Core Portfolio may enter into forward contracts to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying portfolio against the effect of possible adverse movements in foreign exchange rates. Risks associated with such contracts include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such contracts are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on contracts that have terminated by settlement or by the Portfolios entering into offsetting commitments.

REPURCHASE AGREEMENTS--The Portfolios may invest in repurchase agreements. The Portfolios, through their custodian, receive delivery of the underlying collateral, whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the value of the underlying collateral at all times. In the event of default, the Portfolios may have difficulties with the disposition of any securities held as collateral.

EXPENSE ALLOCATION--Schroder Core accounts separately for the assets and liabilities and operation of each Portfolio. Expenses that are directly attributable to more than one Portfolio are allocated among the respective Portfolios in proportion to each Portfolio's net assets.

ORGANIZATION COSTS--Costs incurred by each Portfolio in connection with its organization are amortized on a straight line basis over a five-year period.

 NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER--Schroder Capital Management International Inc. ("SCMI") is the investment adviser to each of the Portfolios. Pursuant to an Investment Advisory Agreement, SCMI is entitled to receive from Schroder U.S. Smaller Companies Portfolio, Schroder Global Growth Portfolio and Schroder EM Core Portfolio an annual fee, payable monthly, of 0.60%, 0.50% and 1.00%, respectively, of each Portfolio's average daily net assets.

ADMINISTRATOR AND SUBADMINISTRATOR--On behalf of the Portfolios, Schroder Core has entered into an Administration Agreement with Schroder Fund Advisors Inc. ("SFA") which entitles SFA to receive from Schroder Global Growth Portfolio and Schroder EM Core Portfolio an annual fee, payable monthly, at a rate of 0.15% and 0.10%, respectively, of each Portfolio's average daily net assets. In addition, Schroder Core has entered into a

                                                          SCHRODER CAPITAL FUNDS

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)         NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES (CONTINUED)

Subadministration Agreement with Forum Administrative Services, LLC ("FAdS") under which FAdS is entitled to receive from Schroder U.S. Smaller Companies Portfolio, Schroder Global Growth Portfolio and Schroder EM Core Portfolio an annual fee, payable monthly, of 0.075% of each Portfolio's average daily net assets subject to an annual minimum of $25,000.

OTHER SERVICE PROVIDERS--Forum Accounting Services, LLC ("FAcS") performs portfolio accounting services for the Schroder U.S. Smaller Companies Portfolio, Schroder Global Growth Portfolio and Schroder EM Core Portfolio, and is entitled to receive compensation for those services in the amounts of $36,000, $60,000 and $60,000 per year, respectively, plus certain other charges, based upon the number and types of portfolio transactions. FAcS also provides interestholder recordkeeping services to the Portfolios for which it receives, from Schroder Core, $12,000 per year, per Portfolio, plus certain other charges.

 NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and the proceeds from sales of securities (excluding short-term securities) for the period ended November 30, 1998 were as follows:

                                               COST OF              PROCEEDS
                                              PURCHASES            FROM SALES
                                          ------------------   ------------------
Schroder U.S. Smaller Companies
 Portfolio..............................  $      223,677,635   $      198,576,930
Schroder Global Growth Portfolio........           1,707,964            1,075,814
Schroder EM Core Portfolio..............           9,062,966           19,491,649

For federal income tax purposes, the tax basis of investment securities owned, the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation as of November 30, 1998 were as follows:

                                                 TAX               UNREALIZED           UNREALIZED        NET APPRECIATION
                                                BASIS             APPRECIATION         DEPRECIATION        (DEPRECIATION)
                                          ------------------   ------------------   ------------------   ------------------
Schroder U.S. Smaller Companies
 Portfolio..............................  $      305,413,979   $      38,046,811    $      22,822,061    $      15,224,750
Schroder Global Growth Portfolio........           2,849,179             388,489              141,050              247,439
Schroder EM Core Portfolio..............          11,052,557           1,486,041            1,554,631              (68,590)

 NOTE 5. FEDERAL TAXES

The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gain and loss of the Portfolios are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Portfolios, regardless of whether such interest, dividends or gain have been distributed by the Portfolios.

Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

 NOTE 6. WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

For the period ended November 30, 1998, Schroder Core's service providers voluntarily waived and/or reimbursed the following fees or expenses:

                                                                                                              EXPENSES
                                                                  FEES WAIVED                                REIMBURSED
                                                         ------------------------------                  ------------------
                                                 SCMI                 SFA                  FAdS                 SFA
                                               -------               ------              -------         ------------------
Schroder Global Growth Portfolio........  $            8,314   $            2,494   $           11,252   $          51,030
Schroder EM Core Portfolio..............              63,973                6,397                7,702              34,535

 NOTE 7. CONCENTRATION OF RISK

Schroder Global Growth Portfolio and Schroder EM Core Portfolio may invest more than 25% of their total assets in issuers located in any one country. To the extent that they do so, the Portfolios are susceptible to a range of factors that could adversely affect that country, including political and economic developments and foreign exchange-rate fluctuations. As a result of investing substantially in one country, the value of a Portfolio's assets may fluctuate more widely than the value of shares of a comparable fund with a lesser degree of geographic concentration. Schroder Global Growth Portfolio and Schroder EM Core Portfolio invest in countries with limited or developing capital markets. Investments in these markets may involve greater risks than investments in more developed markets.

                                                          SCHRODER CAPITAL FUNDS

 SCHEDULES OF INVESTMENTS (UNAUDITED)                    AS OF NOVEMBER 30, 1998

--------------------------------------------------------------------------------

                                SECURITY
   SHARES                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                SCHRODER U.S. SMALLER COMPANIES PORTFOLIO
-----------------------------------------------------------------
COMMON STOCK (94.4%)
BASIC MATERIALS (3.0%)
      125,300   Cambrex Corp.                             $     3,508,400
       69,800   Ferro Corp.                                     1,950,038
      207,400   Ivex Packaging Corp.(a)                         4,044,300
                                                          ---------------
                                                                9,502,738
                                                          ---------------
CAPITAL GOODS/CONSTRUCTION (7.1%)
      193,300   Allied Waste Industries, Inc.(a)                3,938,488
      118,200   Harsco Corp.                                    3,826,725
       75,800   Hayes Lemmerz International, Inc.(a)            2,387,700
      188,200   Mueller Industries, Inc.(a)                     4,293,313
    1,492,400   Safety Kleen Corp.(a)                           5,130,125
      148,400   Superior Services, Inc.(a)                      2,726,850
                                                          ---------------
                                                               22,303,201
                                                          ---------------
CONSUMER CYCLICAL (19.0%)
       18,400   Action Performance Cos., Inc.(a)                  671,600
      206,700   Blyth Industries, Inc.(a)                       7,014,881
       92,500   CEC Entertainment, Inc.(a)                      2,740,313
       85,200   Department 56, Inc.(a)                          2,934,075
      352,000   Fairfield Communities, Inc.(a)                  3,806,000
      115,700   Family Dollar Stores, Inc.                      2,321,231
      188,550   Fossil, Inc.(a)                                 5,220,478
      254,000   Goody's Family Clothing, Inc.                   2,857,500
      164,600   Interface, Inc.                                 2,057,500
      113,200   Just For Feet, Inc.(a)                          2,561,150
      207,000   Musicland Stores Corp.(a)                       3,506,063
       42,100   Papa Johns International, Inc.(a)               1,765,569
      262,800   Pier 1 Imports, Inc.                            2,825,100
      133,500   Pillowtex Corp.                                 4,505,625
        6,200   Regis Corp.                                       207,700
      148,300   Shopko Stores, Inc.(a)                          4,782,675
      195,075   Sonic Corp.(a)                                  3,828,347
      113,000   Trans World Entertainment Corp.(a)              2,613,125
      130,700   WestPoint Stevens, Inc.(a)                      3,921,000
                                                          ---------------
                                                               60,139,932
                                                          ---------------
CONSUMER STAPLES (9.1%)
       98,000   American Italian Pasta Co.(a)                   2,474,500
      256,300   Aurora Foods, Inc.(a)                           5,013,869
       38,600   Earthgrains Co.                                 1,240,025
      265,800   Foodmaker, Inc.(a)                              5,149,875
       86,200   International Home Foods, Inc.(a)               1,691,675
      135,900   Keebler Foods Co.(a)                            4,578,131
      202,700   Richfood Holdings, Inc.                         3,762,619
      104,300   Suiza Foods Corp.(a)                            4,941,213
                                                          ---------------
                                                               28,851,907
                                                          ---------------
ENERGY (3.9%)
      142,200   B.J. Service Co.(a)                             1,964,138
       81,100   Cooper Cameron Corp.(a)                         1,976,812
      505,300   El Paso Electric Co.(a)                         4,674,025
       60,400   Hanover Compressor Co.(a)                       1,366,550
      133,600   Weatherford International, Inc.(a)              2,438,200
                                                          ---------------
                                                               12,419,725
                                                          ---------------

                                SECURITY
   SHARES                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
          SCHRODER U.S. SMALLER COMPANIES PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCK (continued)

FINANCIAL (11.0%)
      105,500   Affiliated Managers Group, Inc.(a)        $     2,828,719
      149,200   AmerUs Life Holdings, Inc.                      3,291,725
       88,100   Bank United Corp.                               3,865,388
       94,775   Commercial Federal Corp.                        2,173,902
       64,300   Cullen/Frost Bankers, Inc.                      3,448,088
      111,500   Duff & Phelps Credit Rating Co.                 5,811,938
       58,400   FBL Financial Group, Inc.                       1,430,800
       88,400   Fremont General Corp.                           4,453,150
      143,200   Heller Financial, Inc.                          3,750,050
       99,950   North Fork BanCorp, Inc.                        2,105,197
       54,800   Sun Communities, Inc.                           1,784,425
                                                          ---------------
                                                               34,943,382
                                                          ---------------
HEALTH CARE (11.6%)
      128,500   ADAC Laboratories(a)                            3,341,000
       25,000   Amerisource Health Corp.(a)                     1,600,000
       37,300   Beckman Coulter, Inc.                           1,799,725
       73,200   Express Scripts, Inc.(a)                        4,026,000
      109,300   HCR Manor Care, Inc.(a)                         3,470,275
      200,900   Haemonetics Corp.(a)                            4,532,806
       77,600   Henry Schein, Inc.(a)                           2,754,800
      116,200   Invacare Corp.                                  2,781,538
      116,200   Ocular Sciences, Inc.(a)                        2,614,500
      201,000   PSS World Medical, Inc.(a)                      4,170,750
       91,700   Pharmaceutical Product Development,
                  Inc.(a)                                       2,624,913
      121,100   Sybron International Corp.(a)                   3,012,362
                                                          ---------------
                                                               36,728,669
                                                          ---------------
TECHNOLOGY (13.7%)
      220,300   Antec Corp.(a)                                  4,075,550
       96,500   Boole & Babbage, Inc.(a)                        3,051,813
       42,500   Dallas Semiconductor Corp.                      1,604,375
      172,800   EG&G, Inc.                                      4,827,600
      128,900   Evans & Sutherland Computer Corp.(a)            2,513,550
       79,900   INSpire Insurance Solutions, Inc.(a)            2,676,650
       65,500   MAPICS, Inc.(a)                                 1,273,156
       61,000   Micros Systems, Inc.(a)                         1,738,500
      170,900   MicroTouch Systems, Inc.(a)                     2,307,150
      254,900   Pairgain Technologies, Inc.(a)                  2,580,863
       89,000   Policy Management Systems Corp.(a)              4,550,125
           31   Structural Dynamics Research Corp.(a)                 541
       29,700   Symbol Technologies, Inc.                       1,447,875
       66,800   Thomas & Betts Corp.                            2,893,275
      138,900   Wang Laboratories, Inc.(a)                      3,541,950
      127,300   Zebra Technologies Corp.(a)                     4,272,506
                                                          ---------------
                                                               43,355,479
                                                          ---------------
TRANSPORTATION/SERVICES/MISCELLANEOUS (16.0%)
       93,100   ASA Holdings, Inc.                              3,159,581
      111,300   Alexandria Real Estate Equities, Inc.           3,436,388
       71,300   CNF Transportation, Inc.                        2,544,520
       56,200   Catalina Marketing Corp.(a)                     3,273,650
      222,800   Catellus Development Corp.(a)                   3,133,125
       82,650   Comair Holdings, Inc.                           2,531,156
      203,300   Group Maintenance America Corp.(a)              2,719,140

See Notes to Financial Statements                         SCHRODER CAPITAL FUNDS

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)       AS OF NOVEMBER 30, 1998

--------------------------------------------------------------------------------

                                SECURITY
   SHARES                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
          SCHRODER U.S. SMALLER COMPANIES PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCK (continued)
TRANSPORTATION/SERVICES/MISCELLANEOUS (continued)

       71,600   Jacor Communications, Inc.(a)             $     4,166,225
      230,400   Mail-Well, Inc.(a)                              2,980,800
      160,200   Manufactured Home Communities, Inc.             3,924,900
      147,600   Mesaba Holdings, Inc.(a)                        2,767,500
       83,900   RemedyTemp, Inc.(a)                             1,216,550
      287,500   School Specialty, Inc.(a)                       4,851,555
       91,100   True North Communications Inc.                  2,562,188
       82,700   Valassis Communications, Inc.(a)                3,545,760
      128,200   Young & Rubicam, Inc.(a)                        3,829,975
                                                          ---------------
                                                               50,643,013
                                                          ---------------

TOTAL COMMON STOCK
  (COST $283,663,296)                                         298,888,046
                                                          ---------------
  PRINCIPAL
   AMOUNT

CASH MANAGEMENT ACCOUNTS (6.9%)
$  15,107,452   Dreyfus Cash Management                        15,107,452
    6,643,231   Federated Prime Obligations Fund                6,643,231
                                                          ---------------

TOTAL CASH MANAGEMENT ACCOUNTS
  (COST $21,750,683)                                           21,750,683
                                                          ---------------

TOTAL INVESTMENTS (101.3%)
  (COST $305,413,979)                                         320,638,729

OTHER ASSETS LESS LIABILITIES (-1.3%)                          (3,963,848)
                                                          ---------------

TOTAL NET ASSETS (100.0%)                                 $   316,674,881
                                                          ---------------
                                                          ---------------
 FACE/SHARE
   AMOUNT
-----------------------------------------------------------------
                    SCHRODER GLOBAL GROWTH PORTFOLIO
-----------------------------------------------------------------
BELGIUM (2.6%)
COMMON STOCK
           60   Electrabel SA
                  ENERGY                                  $        23,216
           80   Groupe Bruxelles Lambert SA
                  FINANCE                                          15,065
          160   KBC Bancassurance Holding
                  FINANCE                                          11,488
          500   Kinepolis (a)
                  CONSUMER CYCLICAL                                40,843
                                                          ---------------
                                                                   90,612
                                                          ---------------
DENMARK (1.3%)
COMMON STOCK
          200   Den Danske Bank Group
                  FINANCE                                          25,824
          290   International Service System A/S
                  SERVICES                                         19,174
                                                          ---------------
                                                                   44,998
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
              SCHRODER GLOBAL GROWTH PORTFOLIO (continued)
-----------------------------------------------------------------
FRANCE (14.3%)
COMMON STOCK
           90   Accor SA
                  SERVICES                                $        19,837
           70   Air Liquide
                  MULTI-INDUSTRY                                   11,936
          185   Alcatel Alsthom
                  CAPITAL EQUIPMENT                                24,531
          220   AXA
                  FINANCE                                          28,512
          156   Bouygues SA
                  SERVICES                                         29,158
          320   Canal Plus
                  SERVICES                                         73,747
          335   Etablissements Economiques du Casino
                  Guichard--Perrachon SA
                  CONSUMER NON-DURABLES                            31,897
          340   Elf Aquitaine SA
                  ENERGY                                           42,506
          484   France Telecom SA
                  SERVICES                                         33,711
          140   Groupe Danone
                  CONSUMER NON-DURABLES                            40,979
          160   Lafarge SA
                  MATERIALS                                        15,122
           70   Sanofi SA
                  CONSUMER NON-DURABLES                            12,528
          300   Suez Lyonnaise des Eaux
                  MULTI-INDUSTRY                                   59,405
          190   Total SA, B Shares
                  ENERGY                                           23,619
          230   Vivendi
                  MULTI-INDUSTRY                                   52,155
                                                          ---------------
                                                                  499,643
                                                          ---------------
GERMANY (4.0%)
COMMON STOCK
          280   DaimlerChrysler AG (a)
                  CONSUMER DURABLES                                26,904
        1,220   Hoechst AG
                  MATERIALS                                        52,529
          450   Mannesmann AG
                  CAPITAL EQUIPMENT                                48,838
          180   Veba AG
                  MULTI-INDUSTRY                                   10,007
                                                          ---------------
                                                                  138,278
                                                          ---------------
ITALY (4.4%)
COMMON STOCK
          540   Assicurazioni Generali
                  FINANCE                                          20,224
       14,150   Banca di Roma (a)
                  FINANCE                                          24,553
        4,780   ENI SpA
                  ENERGY                                           29,737

See Notes to Financial Statements                         SCHRODER CAPITAL FUNDS

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)       AS OF NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
              SCHRODER GLOBAL GROWTH PORTFOLIO (continued)
-----------------------------------------------------------------

ITALY (continued)
COMMON STOCK (continued)

        4,150   Olivetti SpA (a)
                  CONSUMER DURABLES                       $        10,907
        3,830   Telecom Italia Mobile SpA
                  SERVICES                                         25,165
        5,150   Telecom Italia SpA
                  SERVICES                                         41,852
                                                          ---------------
                                                                  152,438
                                                          ---------------
JAPAN (8.1%)
COMMON STOCK
        1,000   Bridgestone Corp.
                  MATERIALS                                        23,430
        1,000   Credit Saison Co. Ltd.
                  FINANCE                                          22,860
        1,000   Fuji Photo Film Co.
                  CAPITAL EQUIPMENT                                37,423
        1,000   Matsushita Electric Industrial Co. Ltd.
                  CAPITAL EQUIPMENT                                16,108
        2,000   Mitsui Fudosan Co. Ltd.
                  FINANCE                                          15,360
            2   NTT Mobile Communications Network, Inc.
                  SERVICES                                         76,473
        2,000   Sekisui House Ltd.
                  SERVICES                                         19,492
        1,000   Takeda Chemical Industries
                  CONSUMER DURABLES                                33,762
        4,000   Teijin Ltd.
                  MATERIALS                                        14,351
        5,000   Yasuda Fire & Marine Insurance Co. Ltd.
                  SERVICES                                         23,674
                                                          ---------------
                                                                  282,933
                                                          ---------------
KOREA, REPUBLIC OF (1.0%)
COMMON STOCK
        1,000   Daewoo Heavy Industries
                  CAPITAL EQUIPMENT                                 3,925
        1,281   LG Electronics
                  CONSUMER DURABLES                                12,697
          356   Samsung Electronics Co.
                  CONSUMER DURABLES                                19,029
                                                          ---------------
                                                                   35,651
                                                          ---------------
NETHERLANDS (2.7%)
COMMON STOCK
        1,044   Koninklijke Ahold NV
                  CONSUMER NON-DURABLES                            36,304
          360   Koninklijke (Royal) Philips Electronics
                  NV
                  CAPITAL EQUIPMENT                                22,847
        1,460   TNT Post Group NV
                  SERVICES                                         36,833
                                                          ---------------
                                                                   95,984
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
              SCHRODER GLOBAL GROWTH PORTFOLIO (continued)
-----------------------------------------------------------------
SINGAPORE (1.0%)
COMMON STOCK
        2,600   Development Bank of Singapore Ltd.(a)
                  FINANCE                                 $        19,733
        1,397   Singapore Press Holdings Ltd.
                  SERVICES                                         14,842
                                                          ---------------
                                                                   34,575
                                                          ---------------
SPAIN (1.5%)
COMMON STOCK
        2,010   Endesa SA
                  ENERGY                                           52,597
                                                          ---------------
SWEDEN (1.0%)
COMMON STOCK
          520   Atlas Copco AB
                  CAPITAL EQUIPMENT                                11,890
          770   Telefonaktiebolaget LM Ericsson "B"
                  Shares
                  SERVICES                                         21,451
                                                          ---------------
                                                                   33,341
                                                          ---------------
SWITZERLAND (7.0%)
COMMON STOCK
           20   ABB AG
                  ENERGY                                           24,966
           11   Nestle SA
                  CONSUMER NON-DURABLES                            22,925
           36   Novartis AG
                  CONSUMER DURABLES                                67,783
            3   Roche Holding AG
                  CONSUMER NON-DURABLES                            35,358
           17   Schweizerische Rueckversicherungs-
                  Gesellschaft
                  FINANCE                                          43,102
          176   UBS AG
                  FINANCE                                          53,123
                                                          ---------------
                                                                  247,257
                                                          ---------------
UNITED KINGDOM (14.9%)
COMMON STOCK
        3,091   Airtours plc
                  SERVICES                                         21,175
        2,120   Allied Domecq plc
                  CONSUMER NON-DURABLES                            18,057
        1,040   British American Tobacco plc
                  CONSUMER NON-DURABLES                             9,541
        6,895   British Energy plc
                  ENERGY                                           73,639
        1,820   British Petroleum Co. plc
                  ENERGY                                           28,391
          470   British Sky Broadcasting Group plc
                  SERVICES                                          3,887
        1,860   British Telecommunications plc
                  SERVICES                                         25,499
        3,590   Cable & Wireless plc
                  SERVICES                                         45,631

See Notes to Financial Statements                         SCHRODER CAPITAL FUNDS

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)       AS OF NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
              SCHRODER GLOBAL GROWTH PORTFOLIO (continued)
-----------------------------------------------------------------

UNITED KINGDOM (continued)
COMMON STOCK (continued)

        5,730   Electrocomponents plc
                  CAPITAL EQUIPMENT                       $        40,672
        4,140   EMI Group plc
                  CONSUMER NON-DURABLES                            24,671
        3,570   Enterprise Oil plc
                  ENERGY                                           19,624
        1,040   Glaxo Wellcome plc
                  CONSUMER NON-DURABLES                            32,910
        1,830   Lloyds TSB Group plc
                  FINANCE                                          25,450
        9,635   LucasVarity plc
                  CAPITAL EQUIPMENT                                33,082
        2,220   Marks & Spencer plc
                  SERVICES                                         15,098
       23,220   Pilkington plc
                  MATERIALS                                        24,914
       12,644   Rolls-Royce plc (a)
                  CAPITAL EQUIPMENT                                51,135
          400   Standard Chartered Bank plc
                  FINANCE                                           4,252
          595   Zeneca Group plc
                  CONSUMER DURABLES                                24,751
                                                          ---------------
                                                                  522,379
                                                          ---------------
UNITED STATES OF AMERICA (24.7%)
COMMON STOCK
          770   Allied Signal, Inc.
                  CAPITAL EQUIPMENT                                33,880
          765   Allstate Corp.
                  SERVICES                                         31,174
          700   American Home Products Corp.
                  CONSUMER NON-DURABLES                            37,275
          427   American International Group, Inc.
                  FINANCE                                          40,137
          425   BankAmerica Corp.
                  FINANCE                                          27,736
          300   Bristol-Myers Squibb Co.
                  CONSUMER NON-DURABLES                            36,770
          652   Cisco Systems, Inc. (a)
                  CONSUMER DURABLES                                49,145
          420   Computer Sciences Corp.(a)
                  SERVICES                                         23,993
          430   Elan Corp. plc--ADR (a)
                  SERVICES                                         29,295
          733   Federal Home Loan Mortgage Corp.
                  FINANCE                                          44,347
          625   Gap, Inc.
                  CONSUMER DURABLES                                45,975
          380   General Electric Co.
                  CONSUMER DURABLES                                34,390
          490   McGraw-Hill Cos., Inc.
                  SERVICES                                         43,855
          280   Merck & Co., Inc.
                  CONSUMER NON-DURABLES                            43,365
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
              SCHRODER GLOBAL GROWTH PORTFOLIO (continued)
-----------------------------------------------------------------

UNITED STATES OF AMERICA (continued)
COMMON STOCK (continued)

          200   Pfizer, Inc.
                  CONSUMER NON-DURABLES                   $        22,325
          400   Procter & Gamble Co.
                  CONSUMER NON-DURABLES                            35,050
          873   Rite Aid Corp.
                  CONSUMER NON-DURABLES                            40,485
          725   Sun Microsystems, Inc. (a)
                  CONSUMER DURABLES                                53,695
          510   Textron, Inc.
                  CAPITAL EQUIPMENT                                39,620
          375   United Technologies Corp.
                  CAPITAL EQUIPMENT                                40,195
          545   Wal-Mart Stores, Inc.
                  CONSUMER NON-DURABLES                            41,040
          960   Wells Fargo & Co.
                  FINANCE                                          34,560
          350   Xerox Corp.
                  CAPITAL EQUIPMENT                                37,625
                                                          ---------------
                                                                  865,932
                                                          ---------------

TOTAL INVESTMENTS (88.5%)
  (COST $2,849,179)                                             3,096,618

OTHER ASSETS LESS LIABILITIES (11.5%)                             404,059
                                                          ---------------

TOTAL NET ASSETS (100.0%)                                 $     3,500,677
                                                          ---------------
                                                          ---------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
CONTRACTS TO SELL

                                                       UNREALIZED
CONTRACT                             UNDERLYING FACE  APPRECIATION/
  DATE       CURRENCY       UNITS    AMOUNT OF VALUE  (DEPRECIATION)
---------  -------------  ---------  ---------------  -------------
           British
12/17/98   Pounds            56,000     $  92,405       $   1,521
12/18/98   Japanese Yen   24,851,000      202,635         (13,260)
                                     ---------------  -------------
                                        $ 295,040       $ (11,739)
                                     ---------------  -------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                       SCHRODER EM CORE PORTFOLIO
-----------------------------------------------------------------
ARGENTINA (1.9%)
COMMON STOCK
        1,000   Banco Rio De La Plata ADR
                  FINANCE                                 $        11,750
        2,300   Disco SA ADR (a)
                  CONSUMER NON-DURABLES                            47,581
       14,000   Perez Companc SA
                  ENERGY                                           73,095
        2,900   Telecom Argentina ADR
                  SERVICES                                         88,450
                                                          ---------------
                                                                  220,876
                                                          ---------------

See Notes to Financial Statements                         SCHRODER CAPITAL FUNDS

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)       AS OF NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                 SCHRODER EM CORE PORTFOLIO (continued)
-----------------------------------------------------------------
BOTSWANA (0.3%)
COMMON STOCK
       26,700   Sechaba Breweries Ltd.
                  CONSUMER NON-DURABLES                   $        33,896
                                                          ---------------
BRAZIL (12.4%)
COMMON STOCK
        9,069   Companhia Energetica de Minas Gerais--
                  CEMIG ADR
                  ENERGY                                          229,565
        6,000   Companhia Paranaense de Energia--Copel
                  Stet.
                  ENERGY                                           58,500
      868,000   Companhia Paulista de Forca e Luz-CPFL
                  (a)
                  ENERGY                                           82,030
        6,000   Companhia Vale do Rio Doce
                  ENERGY                                           87,430
        2,100   Companhia Vale do Rio Doce
                  ENERGY                                           30,600
        2,400   Embratel Participacoes SA (a)
                  SERVICES                                         38,400
      485,000   Telecomunicacaoes do Parana SA--Telepar
                  SERVICES                                        100,554
        1,000   Telesp Participacoes SA ADR (a)
                  SERVICES                                         26,750
    1,040,000   Telesp Tel Sao (a)
                  SERVICES                                         38,275
PREFERRED STOCK
    5,890,000   Banco Bradesco
                  FINANCE                                          42,667
       50,000   Banco Itau SA
                  FINANCE                                          27,893
      130,000   Companhia Cervejaria Brahma
                  CONSUMER NON-DURABLES                            70,142
    7,600,000   Gerdau SA
                  MATERIALS                                        74,671
      890,000   Petrol Brasileiro Petrobrasy
                  ENERGY                                          126,719
    8,940,000   Tele Centro Sul Participacoes SA (a)
                  SERVICES                                        104,213
    1,690,000   Telecomunicacoes de Sao Paulo SA--Telesp
                  SERVICES                                        287,060
                                                          ---------------
                                                                1,425,469
                                                          ---------------
CHILE (3.5%)
COMMON STOCK
        5,700   Banco Santander Chile ADR (a)
                  FINANCE                                          72,675
        5,200   Chilectra SA ADR
                  ENERGY                                          116,457
        4,000   Distribucion y Servicio D&S SA ADR
                  SERVICES                                         55,500
        2,000   Embotella Andina ADR
                  CONSUMER NON-DURABLES                            28,250
        1,000   Enersis SA--ADR
                  ENERGY                                           23,375

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                 SCHRODER EM CORE PORTFOLIO (continued)
-----------------------------------------------------------------

CHILE (continued)
COMMON STOCK (continued)

          900   Sociedad Quimica y Minera de Chile SA
                  ADR
                  MATERIALS                               $        34,650
        3,300   Quinenco SA ADR
                  MULTI-INDUSTRY                                   31,350
        1,500   Vina Concha Y Toro ADR
                  CONSUMER NON-DURABLES                            42,188
                                                          ---------------
                                                                  404,445
                                                          ---------------
CHINA (0.9%)
CORPORATE BONDS
       70,000   Huaneng Power International, Inc.,
                  1.75%, 5/21/04
                  ENERGY                                           65,975
      128,000   Qingling Motors Ltd, 3.50%, 1/22/02
                  CAPITAL EQUIPMENT                                40,960
                                                          ---------------
                                                                  106,935
                                                          ---------------
CZECH REPUBLIC (1.0%)
COMMON STOCK
        8,040   SPT Telecom AS (a)
                  SERVICES                                        118,630
                                                          ---------------
EGYPT (2.1%)
COMMON STOCK
       13,560   Commercial International Bank GDR
                  FINANCE                                         102,717
        6,270   Oriental Weavers Co.
                  CONSUMER DURABLES                               134,057
                                                          ---------------
                                                                  236,774
                                                          ---------------
GREECE (7.4%)
COMMON STOCK
        1,140   Alpha Credit Bank
                  FINANCE                                         108,483
        7,440   Hellenic Bottling Co. SA
                  CONSUMER NON-DURABLES                           199,288
        6,919   Hellenic Telecommunication Organization
                  SA
                  SERVICES                                        173,137
        3,100   Intracom SA
                  CAPITAL EQUIPMENT                               159,518
          764   National Bank of Greece SA
                  FINANCE                                         137,032
          710   Panafon SA (a)
                  SERVICES                                         12,762
        1,700   STET Hellas Telecommunications SA ADR
                  (a)
                  SERVICES                                         59,075
                                                          ---------------
                                                                  849,295
                                                          ---------------
HONG KONG (3.6%)
COMMON STOCK
       18,000   Cheung Kong Infrastructure Holdings
                  CAPITAL EQUIPMENT                                43,123
      159,000   China Resources Beijing Land (a)
                  FINANCE                                          43,123

See Notes to Financial Statements                         SCHRODER CAPITAL FUNDS

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)       AS OF NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                 SCHRODER EM CORE PORTFOLIO (continued)
-----------------------------------------------------------------

HONG KONG (continued)
COMMON STOCK (continued)

       13,000   China Resources Enterprises Ltd.
                  MULTI-INDUSTRY                          $        18,972
       63,000   China Telecom (Hong Kong) Ltd. (a)
                  SERVICES                                        125,707
       29,000   Ng Fung Hong Ltd.
                  SERVICES                                         25,843
      194,000   Shenzhen Expressway Co. Ltd. (a)
                  SERVICES                                         46,352
FOREIGN CORPORATE BONDS
      155,000   Cosco Treasury Co. Ltd., 3.50%, 3/13/03           107,918
                                                          ---------------
                                                                  411,038
                                                          ---------------
HUNGARY (2.0%)
COMMON STOCK
          340   Gedeon Richter RT
                  CONSUMER NON-DURABLES                            13,133
        4,600   Matav RT ADR
                  SERVICES                                        125,637
        1,700   MOL Magyar Olajes-es Gazipari RT GDR
                  ENERGY                                           39,355
        1,320   OTP Bank RT GDR
                  FINANCE                                          55,935
                                                          ---------------
                                                                  234,060
                                                          ---------------
INDIA (6.0%)
COMMON STOCK
       11,700   ITC Ltd. GDR
                  MULTI-INDUSTRY                                  224,055
       10,500   Larsen & Toubro Ltd. GDR
                  MULTI-INDUSTRY                                   69,563
       10,100   Mahanagar Telephone Nigam Ltd.
                  SERVICES                                        108,070
       26,400   Reliance Industries Ltd. GDS
                  MATERIALS                                       134,310
       11,700   State Bank of India
                  FINANCE                                          92,137
        5,500   Videsh Sanchar Nigam Ltd. GDR
                  SERVICES                                         56,650
                                                          ---------------
                                                                  684,785
                                                          ---------------
INDONESIA (1.7%)
COMMON STOCK
        6,000   Gulf Indonesia Resources Ltd.(a)
                  ENERGY                                           52,500
       13,000   PT Gudang Garam
                  CONSUMER NON-DURABLES                            16,808
       10,000   PT HM Sampoerna(a)
                  CONSUMER NON-DURABLES                             6,599
      182,000   PT Indofoods Sukses Makmur(a)
                  CONSUMER NON-DURABLES                            90,080
       23,000   PT Indosat ADR
                  SERVICES                                         33,145
                                                          ---------------
                                                                  199,132
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                 SCHRODER EM CORE PORTFOLIO (continued)
-----------------------------------------------------------------
ISRAEL (5.0%)
COMMON STOCK
       20,930   Bank Hapoalim Ltd.
                  FINANCE                                 $        40,146
       51,060   Bank Leumi Le-Israel
                  FINANCE                                          70,775
       17,240   Bezeq Israeli Telecommunication Corp.
                  Ltd.(a)
                  SERVICES                                         50,302
       10,970   Blue Square-Israel Ltd.
                  SERVICES                                        133,697
        2,000   Formula Systems Ltd. ADR (a)
                  SERVICES                                         50,000
        5,400   Teva Pharmaceutical Industries Ltd. ADR
                  CONSUMER NON-DURABLES                           234,900
                                                          ---------------
                                                                  579,820
                                                          ---------------
KOREA, REPUBLIC OF (13.6%)
COMMON STOCK
        5,900   Korea Electric Power Corp.
                  ENERGY                                          113,644
        3,500   LG Chemical Ltd.
                  MULTI-INDUSTRY                                   29,494
       17,608   LG Electronics
                  CONSUMER DURABLES                               174,526
        2,000   Pohang Iron & Steel Co. Ltd.
                  MATERIALS                                       113,559
        2,510   SK Corp.
                  ENERGY                                           24,778
          123   SK Telecom Co. Ltd.
                  SERVICES                                         87,659
        6,226   Samsung Display Devices Co.
                  CONSUMER DURABLES                               226,355
        6,272   Samsung Electronics Co.
                  CONSUMER DURABLES                               335,245
        7,803   Samsung Heavy Industries (a)
                  CAPITAL EQUIPMENT                                43,211
RIGHTS
        3,637   Samsung Heavy Industries (a)
                  CAPITAL EQUIPMENT                                 4,028
      168,634   Ssangyong Investment & Securities Co.
                  Ltd. (a)
                  FINANCE                                         412,787
                                                          ---------------
                                                                1,565,286
                                                          ---------------
LUXEMBOURG (0.4%)
COMMON STOCK
        5,000   Quilmes Industrial SA ADR
                  CONSUMER NON-DURABLES                            47,187
                                                          ---------------
MAURITIUS (0.3%)
COMMON STOCK
       39,800   State Bank of Mauritius Ltd. (a)
                  FINANCE                                          28,583
                                                          ---------------

See Notes to Financial Statements                         SCHRODER CAPITAL FUNDS

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)       AS OF NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                 SCHRODER EM CORE PORTFOLIO (continued)
-----------------------------------------------------------------
MEXICO (8.9%)
COMMON STOCK
       28,000   Cemex SA de CV
                  MATERIALS                               $        67,836
       64,800   Cifra SA de CV(a)
                  SERVICES                                         79,628
       63,000   Controladora Comercial Mexicana SA de CV
                  SERVICES                                         40,282
       56,000   Fomento Economico Mexica SA de CV
                  CONSUMER NON-DURABLES                           129,516
       22,500   Grupo Carso SA de CV
                  MULTI-INDUSTRY                                   71,257
       32,100   Grupo Industrial Bimbo SA de CV
                  CONSUMER NON-DURABLES                            50,670
       17,400   Grupo Industrial Saltillo SA de CV
                  MATERIALS                                        46,240
        9,100   Industrias Penoles SA
                  MATERIALS                                        27,910
       21,500   Kimberly Clarke de Mexico SA de CV
                  SERVICES                                         57,780
        7,800   Telefonos de Mexico SA ADR
                  SERVICES                                        363,188
       13,000   Tubos de Acero de Mexico SA ADR
                  MATERIALS                                        91,812
                                                          ---------------
                                                                1,026,119
                                                          ---------------
PERU (2.3%)
COMMON STOCK
        7,370   Credicorp Ltd.
                  FINANCE                                          81,070
        2,900   Companhia Minas Buenaventura SA ADR
                  MATERIALS                                        36,794
       44,000   Minsur SA
                  MATERIALS                                        73,251
        5,100   Telefonica del Peru SA ADR
                  SERVICES                                         75,544
                                                          ---------------
                                                                  266,659
                                                          ---------------
PHILIPPINES (1.9%)
COMMON STOCK
      180,000   Ayala Corp.
                  MULTI-INDUSTRY                                   57,106
       53,000   La Tondena Distillers, Inc.
                  CONSUMER NON-DURABLES                            32,284
       24,000   Manila Electric Co. B Shares
                  ENERGY                                           76,751
        2,000   Metropolitan Bank & Trust Co.(a)
                  FINANCE                                          14,087
        1,400   Philippine Long Distance Telephone Co.
                  SERVICES                                         36,599
                                                          ---------------
                                                                  216,827
                                                          ---------------
POLAND (2.0%)
COMMON STOCK
       20,250   Elektrim Spolka Akcyjna SA
                  MULTI-INDUSTRY                                  170,422

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                 SCHRODER EM CORE PORTFOLIO (continued)
-----------------------------------------------------------------

POLAND (continued)
COMMON STOCK (continued)

       14,060   Telekomunikacja Polska (a)
                  SERVICES                                $        62,216
                                                          ---------------
                                                                  232,638
                                                          ---------------
RUSSIA (0.6%)
COMMON STOCK
        9,110   Surgutneftegaz ADR
                  ENERGY                                           32,663
        7,690   Unified Energy Systems GDR
                  ENERGY                                           31,302
                                                          ---------------
                                                                   63,965
                                                          ---------------
SOUTH AFRICA (8.4%)
COMMON STOCK
       12,000   ABSA Group Ltd.
                  FINANCE                                          57,786
        3,640   Anglo American Corp. of South Africa
                  Ltd.
                  FINANCE                                         116,685
        2,500   Anglo American Industrial Corp. Ltd.
                  MULTI-INDUSTRY                                   44,376
       20,137   Barlow Ltd.
                  MULTI-INDUSTRY                                  100,152
       15,100   Ellerine Holdings Ltd.
                  CONSUMER DURABLES                                35,826
       77,400   First Rand Ltd.
                  FINANCE                                          95,220
       29,000   Illovo Sugar Ltd.
                  CONSUMER NON-DURABLES                            29,561
            1   LA Retail Stores Ltd.
                  CONSUMER NON-DURABLES                                 1
      115,000   Malbak Ltd.
                  MATERIALS                                        52,548
      105,400   Metro Cash and Carry Ltd.
                  SERVICES                                         70,390
       13,000   Rembrandt Group Ltd.
                  MULTI-INDUSTRY                                   84,649
       14,900   Sappi Ltd.
                  MATERIALS                                        68,346
       16,600   Sasol Ltd.
                  MULTI-INDUSTRY                                   64,620
        4,495   South African Breweries, Ltd.
                  SERVICES                                         76,080
       14,800   South African Druggists Ltd.
                  MATERIALS                                        72,829
                                                          ---------------
                                                                  969,069
                                                          ---------------
TAIWAN (6.4%)
COMMON STOCK
        9,000   Asustek Computer, Inc. (a)
                  CAPITAL EQUIPMENT                                76,316
       25,000   Cathay Life Insurance Co.
                  SERVICES                                         90,962
      165,000   China Steel Corp.
                  MATERIALS                                       107,351

See Notes to Financial Statements                         SCHRODER CAPITAL FUNDS

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONCLUDED)       AS OF NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                 SCHRODER EM CORE PORTFOLIO (continued)
-----------------------------------------------------------------

TAIWAN (continued)
COMMON STOCK (continued)

       36,000   Nan Ya Plastics Corp.(a)
                  MATERIALS                               $        53,504
       30,000   Siliconware Precision Industries Co. (a)
                  CAPITAL EQUIPMENT                                57,815
       56,000   Taiwan Semiconductor Manufacturing Co.
                  (a)
                  CAPITAL EQUIPMENT                               135,549
CORPORATE BONDS
      185,000   Nan Ya Plastics Corp., 1.75%, 7/19/01
                  MATERIALS                                       210,438
                                                          ---------------
                                                                  731,935
                                                          ---------------
THAILAND (1.9%)
COMMON STOCK
        5,000   Advanced Info Service Public Co. Ltd.
                  (a)
                  SERVICES                                         29,086
       19,000   Electricity Generating Public Co. Ltd.
                  (a)
                  ENERGY                                           50,526
        6,000   PTT Exploration & Production Public Co.
                  Ltd.(a)
                  ENERGY                                           48,199
        2,500   Siam Cement Public Co. Ltd. (a)
                  MATERIALS                                        52,355
       15,000   Siam Makro Public Co. Ltd.
                  CONSUMER NON-DURABLES                            31,163
       10,000   TelecomAsia Corp. Public Co. Ltd. (a)
                  SERVICES                                          4,640
                                                          ---------------
                                                                  215,969
                                                          ---------------
TURKEY (0.8%)
COMMON STOCK
    1,528,375   Akbank T.A.S.
                  FINANCE                                          31,222
    2,991,300   Dogan Yayin Holdings AS (a)
                  FINANCE                                          14,538
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                 SCHRODER EM CORE PORTFOLIO (continued)
-----------------------------------------------------------------

TURKEY (continued)
COMMON STOCK (continued)

      982,800   Netas Telekomunik (a)
                  CAPITAL EQUIPMENT                       $        18,782
      265,510   Vestel Elektronik Sanayi ve Ticanet AS
                  (a)
                  CONSUMER NON-DURABLES                            25,807
                                                          ---------------
                                                                   90,349
                                                          ---------------
ZIMBABWE (0.2%)
COMMON STOCK
    1,000,000   Econet Wireless Holdings (a)
                  SERVICES                                         24,226
                                                          ---------------

TOTAL INVESTMENTS (95.5%)
  (COST $11,052,557)                                      $    10,983,967

OTHER ASSETS LESS LIABILITIES (4.5%)                              519,604
                                                          ---------------

TOTAL NET ASSETS (100.0%)                                 $    11,503,571
                                                          ---------------
                                                          ---------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
CONTRACTS TO SELL

                                                           UNREALIZED
CONTRACT                                 UNDERLYING FACE  APPRECIATION/
  DATE         CURRENCY         UNITS    AMOUNT OF VALUE  (DEPRECIATION)
---------  -----------------  ---------  ---------------  -------------
           Brazilian
 2/5/99    Cruzeiro             242,520    $  (194,874)     $  (6,874)
 2/22/99   Hong Kong Dollar   1,400,000       (180,600)        (6,036)
12/15/98   Polish Zloty         151,400        (43,948)        (3,948)
                                         ---------------  -------------
                                           $  (419,422)     $ (16,858)
                                         ---------------  -------------

(a) Non-income producing security.

ADR--American Depositary Receipts

GDR--Global Depositary Receipts

GDS--Global Depositary Shares

See Notes to Financial Statements                         SCHRODER CAPITAL FUNDS

Norwest Advantage Funds
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-C-1999 NORWEST ADVANTAGE FUNDS

NW I SAR (1/99)


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